UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 08821

Rydex Variable Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee
Rydex Variable Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code:1-301-296-5100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

6.30.2015

Rydex Variable Trust Semi-Annual Report

CLS AdvisorOne Funds
Global Diversified Equity Fund (formerly, the Amerigo Fund)
Growth and Income Fund (formerly, the Clermont Fund)
Global Growth Fund (formerly, the Select Allocation Fund)

RVAAO-SEMI-0615x1215	guggenheiminvestments.com

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC.

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
GLOBAL DIVERSIFIED EQUITY FUND	7
GROWTH AND INCOME FUND	12
GLOBAL GROWTH FUND	18
NOTES TO FINANCIAL STATEMENTS	24
OTHER INFORMATION	32
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	36
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	39

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2015

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for Funds that are part of the Rydex Variable Trust. This report covers performance of the Funds for the semi-annual period ended June 30, 2015.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

CLS Investments, LLC serves as investment sub-advisor to the Funds and is responsible for the day-to-day management of each Fund’s portfolio.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
July 31, 2015

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2015

The U.S. economy rebounded in the second quarter of 2015 after a poor first quarter, with recent positive employment, retail sales, and housing data. Data from the Bureau of Labor Statistics showed a 280,000 increase in employment in May. Also in May, building permits rose 11.8%, better than the 3.5% decline forecast by economists. Among the most positive surprises was the return of the consumer, with the May retail sales report showing a 1.2% jump, which should contribute to a positive second-quarter GDP growth rate. Summer retail sales are a little bumpy so far, but the likelihood that the U.S. economy will suffer a recession in the next year or two appears now to be remote.

In Europe, the immediate risk of a Greek exit has lessened, although the solution is far from clear or concrete. Global markets calmed after a tentative deal on Greece, but China may pose a bigger problem. Following a dramatic equity market selloff, Chinese leaders have implemented an aggressive set of reforms and rescue operations to halt the slide. In the near term, these measures appear to have had success, but there is still significant downside risk in the equity market and the Chinese economy.

As for developments at the U.S. Federal Reserve (the “Fed”), we still expect the Fed to raise interest rates in September, which may cause further deterioration in prices. September is not a date set in stone, but the bottom line is that a rate hike is coming. It is worth noting that historical tightening cycles with slow and anticipated rate rises can actually result in significant risk asset rallies.

The combination of higher rate volatility, relative value opportunities, and strong U.S. economic data has allowed risk assets, including equities, high-yield bonds, and bank loans, to outperform less risky Treasuries and investment-grade corporate bonds through June 2015. Yet, despite the fact that risky assets are leading the pack in performance, tepid year-to-date returns of less than 3% across all risk assets including equities, preferreds, bank loans, and high-yield bonds, suggest that markets may be fully priced.

Before the mid-year, there was a high level of complacency in the market and it was evidenced by stocks trading around their highs and low dispersion among analysts’ year-end predictions, which indicated a worrying lack of uncertainty. In July, after the period end, the market has faced a rocky patch, with large swings triggered by global concerns. These concerns have not completely abated, and we could see additional turbulence ahead.

For the six-month period ended June 30, 2015, the Standard & Poor’s 500® (“S&P 500”) Index* returned 1.23%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 5.52%. The return of the MSCI Emerging Markets Index* was 2.95%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a -0.10% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 2.53%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.01% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	June 30, 2015

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2014 and ending June 30, 2015.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2014	Ending Account Value June 30, 2015	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Global Diversified Equity Fund	1.64%	0.84%	$ 1,000.00	$ 1,008.40	$ 8.17
Growth and Income Fund	1.63%	0.04%	1,000.00	1,000.40	8.08
Global Growth Fund	1.63%	1.83%	1,000.00	1,018.30	8.16

Table 2. Based on hypothetical 5% return (before expenses)
Global Diversified Equity Fund	1.64%	5.00%	$ 1,000.00	$ 1,016.66	$ 8.20
Growth and Income Fund	1.63%	5.00%	1,000.00	1,016.71	8.15
Global Growth Fund	1.63%	5.00%	1,000.00	1,016.71	8.15

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2014 to June 30, 2015.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	June 30, 2015

GLOBAL DIVERSIFIED EQUITY FUND

OBJECTIVE: Seeks to provide long-term growth of capital without regard to current income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 1, 2003

Ten Largest Holdings (% of Total Net Assets)
iShares MSCI EAFE ETF	9.1%
Vanguard Dividend Appreciation ETF	9.0%
Vanguard FTSE All-World ex-US ETF	8.4%
iShares MSCI USA Quality Factor ETF	8.3%
WisdomTree Emerging Markets Equity Income Fund	6.7%
Technology Select Sector SPDR Fund	6.6%
PowerShares International Dividend Achievers Portfolio	6.5%
Financial Select Sector SPDR Fund	4.6%
Vanguard FTSE Europe ETF	4.4%
iShares Russell 1000 Growth ETF	3.9%
Top Ten Total	67.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
GLOBAL DIVERSIFIED EQUITY FUND

	Shares	Value

EXCHANGE-TRADED FUNDS† - 97.9%

United States of America - 45.7%
Vanguard Dividend Appreciation ETF	131,297	$10,317,318
iShares MSCI USA Quality Factor ETF	149,890	9,473,048
Technology Select Sector SPDR Fund	180,820	7,485,948
Financial Select Sector SPDR Fund	213,900	5,214,882
iShares Russell 1000 Growth ETF[1]	45,154	4,470,698
Energy Select Sector SPDR Fund[1]	57,450	4,317,942
Consumer Staples Select Sector SPDR Fund[1]	66,800	3,179,680
Health Care Select Sector SPDR Fund	40,410	3,006,100
Vanguard Information Technology ETF[1]	23,500	2,496,405
Vanguard Mega Capital ETF	31,199	2,193,290
Total United States of America		52,155,311

Global - 28.4%
iShares MSCI EAFE ETF	163,160	10,359,027
Vanguard FTSE All-World ex-US ETF	197,830	9,604,647
PowerShares International Dividend Achievers Portfolio	433,542	7,409,233
iShares Russell Top 200 Growth ETF[1]	47,500	2,474,750
iShares Global 100 ETF[1]	17,430	1,311,782
WisdomTree Global ex-U.S. Dividend Growth Fund	16,000	817,120
PowerShares DB Agriculture Fund*	17,900	417,965
Total Global		32,394,524

Emerging Markets - 8.1%
WisdomTree Emerging Markets Equity Income Fund	175,463	7,620,358
iShares Core MSCI Emerging Markets ETF	33,500	1,609,340
Total Emerging Markets		9,229,698

European Region - 4.4%
Vanguard FTSE Europe ETF	92,800	5,009,344

Asian Pacific Region ex Japan - 3.8%
iShares MSCI All Country Asia ex Japan ETF[1]	68,000	4,284,000

Eurozone - 2.9%
iShares MSCI Eurozone ETF[1]	88,900	3,337,306

Japan - 2.2%
iShares MSCI Japan ETF	193,900	2,483,859

Asian Pacific Region - 1.6%
Vanguard FTSE Pacific ETF	30,000	1,830,900

United Kingdom - 0.5%
iShares MSCI United Kingdom ETF	31,500	574,875

Italy - 0.3%
iShares MSCI Italy Capped ETF[1]	24,000	357,360

Total Exchange-Traded Funds
(Cost $100,538,079)		111,657,177

SHORT TERM INVESTMENTS† - 1.7%
First American Treasury Obligations Fund 0.00%	1,935,609	1,935,609
Total Short Term Investments
(Cost $1,935,609)		1,935,609

	Face Amount

SECURITIES LENDING COLLATERAL††,2 - 17.3%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	$15,771,365	15,771,365
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	2,523,418	2,523,418
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	1,025,139	1,025,139
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	394,284	394,284
Total Securities Lending Collateral
(Cost $19,714,206)		19,714,206

Total Investments - 116.9%
(Cost $122,187,894)		$133,306,992
Other Assets & Liabilities, net - (16.9)%		(19,297,574)
Total Net Assets - 100.0%		$114,009,418

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	Securities lending collateral — See Note 5.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL DIVERSIFIED EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments, at value - including $19,835,865 of securities loaned (cost $102,473,688)	$113,592,786
Repurchase agreements, at value (cost $19,714,206)	19,714,206
Total investments (cost $122,187,894)	133,306,992
Segregated cash with broker	565,845
Cash	130,900
Receivables:
Dividends	578,598
Securities lending income	6,135
Fund shares sold	4,208
Total assets	134,592,678

Liabilities:
Payable for:
Return of securities loaned	20,280,050
Management fees	86,330
Transfer agent and administrative fees	23,981
Investor service fees	23,981
Portfolio accounting fees	9,592
Fund shares redeemed	3,238
Miscellaneous	156,088
Total liabilities	20,583,260
Commitments and contingent liabilities (Note 10)	—
Net assets	$114,009,418

Net assets consist of:
Paid in capital	$106,533,989
Undistributed net investment income	1,436,741
Accumulated net realized loss on investments	(5,080,410)
Net unrealized appreciation on investments	11,119,098
Net assets	$114,009,418
Capital shares outstanding	2,790,238
Net asset value per share	$40.86

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends	$1,303,132
Income from securities lending, net	44,825
Total investment income	1,347,957

Expenses:
Management fees	542,879
Transfer agent and administrative fees	150,800
Investor service fees	150,800
Portfolio accounting fees	60,319
Professional fees	89,544
Custodian fees	6,867
Trustees’ fees*	4,506
Line of credit fees	1,249
Miscellaneous	(20,378)
Total expenses	986,586
Net investment income	361,371

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	6,038,651
Net realized gain	6,038,651
Net change in unrealized appreciation (depreciation) on:
Investments	(5,181,040)
Net change in unrealized appreciation (depreciation)	(5,181,040)
Net realized and unrealized gain	857,611
Net increase in net assets resulting from operations	$1,218,982

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

GLOBAL DIVERSIFIED EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$361,371	$953,808
Net realized gain on investments	6,038,651	13,359,824
Net change in unrealized appreciation (depreciation) on investments	(5,181,040)	(9,202,071)
Net increase in net assets resulting from operations	1,218,982	5,111,561

Distributions to shareholders from:
Net investment income	—	(350,024)
Net realized gains	—	(9,499,996)
Total distributions to shareholders	—	(9,850,020)

Capital share transactions:
Proceeds from sale of shares	6,179,130	11,892,399
Distributions reinvested	—	9,850,020
Cost of shares redeemed	(20,574,465)	(46,633,852)
Net decrease from capital share transactions	(14,395,335)	(24,891,433)
Net decrease in net assets	(13,176,353)	(29,629,892)

Net assets:
Beginning of period	127,185,771	156,815,663
End of period	$114,009,418	$127,185,771
Undistributed net investment income at end of period	$1,436,741	$1,075,370

Capital share activity:
Shares sold	148,465	277,412
Shares issued from reinvestment of distributions	—	239,660
Shares redeemed	(496,583)	(1,087,999)
Net decrease in shares	(348,118)	(570,927)

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL DIVERSIFIED EQUITY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$40.53	$42.28	$34.25	$32.01	$34.53	$30.01
Income (loss) from investment operations:
Net investment income (loss)[b]	.12	.29	.10	.01	(.03)	(.04)
Net gain (loss) on investments (realized and unrealized)	.21	1.23	7.94	4.28	(2.49)	4.59
Total from investment operations	.33	1.52	8.04	4.29	(2.52)	4.55
Less distributions from:
Net investment income	—	(.12)	(.01)	—	—	(.03)
Net realized gains	—	(3.15)	—	(2.05)	—	—
Total distributions	—	(3.27)	(.01)	(2.05)	—	(.03)
Net asset value, end of period	$40.86	$40.53	$42.28	$34.25	$32.01	$34.53

Total Return[c]	0.84%	3.47%	23.43%	13.71%	(7.30%)	15.13%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$114,009	$127,186	$156,816	$133,161	$144,210	$199,487
Ratios to average net assets:
Net investment income (loss)	0.60%	0.67%	0.26%	0.03%	(0.09%)	(0.13%)
Total expenses[d]	1.64%	1.71%	1.69%	1.72%	1.76%	1.70%
Portfolio turnover rate	10%	12%	90%	19%	48%	77%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

FUND PROFILE (Unaudited)	June 30, 2015

GROWTH AND INCOME FUND

OBJECTIVE: Seeks a combination of current income and growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 1, 2003

Ten Largest Holdings (% of Total Net Assets)
PIMCO Total Return Active Exchange-Traded Fund	11.3%
iShares TIPS Bond ETF	11.1%
Vanguard Dividend Appreciation ETF	8.7%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	6.4%
iShares Floating Rate Bond ETF	5.9%
iShares MSCI USA Quality Factor ETF	5.4%
PowerShares International Dividend Achievers Portfolio	5.3%
Vanguard FTSE Europe ETF	4.7%
WisdomTree Emerging Markets Equity Income Fund	3.9%
iShares JP Morgan USD Emerging Markets Bond ETF	3.4%
Top Ten Total	66.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
GROWTH AND INCOME FUND

	Shares	Value

EXCHANGE-TRADED FUNDS† - 97.8%

United States of America - 49.2%
iShares TIPS Bond ETF	69,150	$7,748,257
Vanguard Dividend Appreciation ETF	77,100	6,058,518
iShares Floating Rate Bond ETF	81,506	4,127,464
iShares MSCI USA Quality Factor ETF[1]	59,087	3,734,298
Financial Select Sector SPDR Fund	73,700	1,796,806
Vanguard Information Technology ETF[1]	15,300	1,625,319
Technology Select Sector SPDR Fund	36,200	1,498,680
Health Care Select Sector SPDR Fund	19,500	1,450,605
iShares iBoxx $ Investment Grade Corporate Bond ETF	10,191	1,179,303
WisdomTree Managed Futures Strategy Fund*	20,939	893,886
ProShares Short Russell2000	13,828	801,886
PowerShares S&P 500 High Quality Portfolio	33,000	759,990
Vanguard Intermediate-Term Corporate Bond ETF	5,900	503,270
Energy Select Sector SPDR Fund[1]	6,500	488,540
Schwab U.S. TIPs ETF*	9,000	487,890
SPDR Nuveen Barclays Short Term Municipal Bond ETF	16,500	400,620
Fidelity Total Bond ETF	7,000	348,390
SPDR Blackstone / GSO Senior Loan ETF[1]	4,300	211,732
SPDR S&P Oil & Gas Equipment & Services ETF[1]	2,769	72,160
Total United States of America		34,187,614

Global - 29.9%
PIMCO Total Return Active Exchange-Traded Fund	73,559	7,870,813
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	44,200	4,470,830
PowerShares International Dividend Achievers Portfolio[1]	217,200	3,711,948
iShares Global 100 ETF	26,200	1,971,812
PIMCO Global Advantage Inflation-Linked Bond Active Exchange-Traded Fund	20,000	877,798
PowerShares DB Commodity Index Tracking Fund*	41,667	750,006
Market Vectors Junior Gold Miners ETF[1]	19,000	458,850
PowerShares DB Agriculture Fund*	15,692	366,408
WisdomTree Global ex-U.S. Dividend Growth Fund	6,000	306,420
Total Global		20,784,885

Emerging Markets - 8.4%
WisdomTree Emerging Markets Equity Income Fund	62,244	2,703,257
iShares JP Morgan USD Emerging Markets Bond ETF[1]	21,203	2,330,634
iShares Core MSCI Emerging Markets ETF	13,000	624,520
PowerShares Emerging Markets Sovereign Debt Portfolio[1]	6,500	180,115
Total Emerging Markets		5,838,526

European Region - 4.7%
Vanguard FTSE Europe ETF	60,000	3,238,800

Asian Pacific Region ex Japan - 1.9%
iShares MSCI All Country Asia ex Japan ETF[1]	21,000	1,323,000

Eurozone - 1.9%
iShares MSCI Eurozone ETF	34,700	1,302,638

Japan - 1.8%
iShares MSCI Japan ETF	100,200	1,283,562

Total Exchange-Traded Funds
(Cost $65,121,785)		67,959,025

SHORT TERM INVESTMENTS† - 0.0%
First American Treasury Obligations Fund 0.00%	29	29
Total Short Term Investments
(Cost $29)		29

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
GROWTH AND INCOME FUND

	Face Amount	Value

SECURITIES LENDING COLLATERAL††,2 - 9.8%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	$5,451,801	$5,451,801
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	872,288	872,288
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	354,367	354,367
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	136,295	136,295
Total Securities Lending Collateral
(Cost $6,814,751)		6,814,751

Total Investments - 107.6%
(Cost $71,936,565)		$74,773,805
Other Assets & Liabilities, net - (7.6)%		(5,253,563)
Total Net Assets - 100.0%		$69,520,242

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	Securities lending collateral — See Note 5.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GROWTH AND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments, at value - including $6,860,058 of securities loaned (cost $65,121,814)	$67,959,054
Repurchase agreements, at value (cost $6,814,751)	6,814,751
Total investments (cost $71,936,565)	74,773,805
Segregated cash with broker	195,600
Receivables:
Securities sold	1,602,182
Dividends	157,799
Securities lending income	6,141
Fund shares sold	4,095
Total assets	76,739,622

Liabilities:
Overdraft due to custodian bank	25,712
Payable for:
Return of securities loaned	7,010,350
Management fees	52,630
Transfer agent and administrative fees	14,619
Investor service fees	14,619
Portfolio accounting fees	5,848
Fund shares redeemed	5,308
Miscellaneous	90,294
Total liabilities	7,219,380
Commitments and contingent liabilities (Note 10)	—
Net assets	$69,520,242

Net assets consist of:
Paid in capital	$63,319,508
Undistributed net investment income	879,243
Accumulated net realized gain on investments	2,484,251
Net unrealized appreciation on investments	2,837,240
Net assets	$69,520,242
Capital shares outstanding	2,671,404
Net asset value per share	$26.02

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends	$614,480
Income from securities lending, net	60,968
Total investment income	675,448

Expenses:
Management fees	328,716
Transfer agent and administrative fees	91,310
Investor service fees	91,310
Portfolio accounting fees	36,524
Professional fees	50,965
Custodian fees	4,157
Trustees’ fees*	2,576
Line of credit fees	473
Miscellaneous	(8,901)
Total expenses	597,130
Net investment income	78,318

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,176,789
Net realized gain	2,176,789
Net change in unrealized appreciation (depreciation) on:
Investments	(2,149,301)
Net change in unrealized appreciation (depreciation)	(2,149,301)
Net realized and unrealized gain	27,488
Net increase in net assets resulting from operations	$105,806

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

GROWTH AND INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$78,318	$731,639
Net realized gain on investments	2,176,789	1,122,322
Net change in unrealized appreciation (depreciation) on investments	(2,149,301)	(530,568)
Net increase in net assets resulting from operations	105,806	1,323,393

Distributions to shareholders from:
Net investment income	—	(433,377)
Net realized gains	—	(3,229,002)
Total distributions to shareholders	—	(3,662,379)

Capital share transactions:
Proceeds from sale of shares	3,947,821	24,013,493
Distributions reinvested	—	3,662,379
Cost of shares redeemed	(14,563,631)	(23,682,505)
Net increase (decrease) from capital share transactions	(10,615,810)	3,993,367
Net increase (decrease) in net assets	(10,510,004)	1,654,381

Net assets:
Beginning of period	80,030,246	78,375,865
End of period	$69,520,242	$80,030,246
Undistributed net investment income at end of period	$879,243	$800,925

Capital share activity:
Shares sold	149,417	888,346
Shares issued from reinvestment of distributions	—	139,572
Shares redeemed	(555,340)	(874,118)
Net increase (decrease) in shares	(405,923)	153,800

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$26.01	$26.81	$25.28	$23.20	$23.69	$21.73
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.25	.15	.38	.36	.44
Net gain (loss) on investments (realized and unrealized)	(.02)	.24	2.41	2.11	(.43)	1.94
Total from investment operations	.01	.49	2.56	2.49	(.07)	2.38
Less distributions from:
Net investment income	—	(.15)	(.41)	(.41)	(.42)	(.42)
Net realized gains	—	(1.14)	(.62)	—	—	—
Total distributions	—	(1.29)	(1.03)	(.41)	(.42)	(.42)
Net asset value, end of period	$26.02	$26.01	$26.81	$25.28	$23.20	$23.69

Total Return[c]	0.04%	1.80%	10.17%	10.79%	(0.28%)	10.99%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$69,520	$80,030	$78,376	$76,185	$75,585	$74,048
Ratios to average net assets:
Net investment income (loss)	0.21%	0.92%	0.58%	1.54%	1.50%	1.97%
Total expenses[d]	1.63%	1.71%	1.69%	1.72%	1.75%	1.71%
Net expenses[e]	1.63%	1.71%	1.69%	1.72%	1.75%	1.71%
Portfolio turnover rate	3%	35%	94%	46%	28%	68%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

FUND PROFILE (Unaudited)	June 30, 2015

GLOBAL GROWTH FUND

OBJECTIVE: Seeks to provide total return, consisting of capital growth and income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: November 10, 2006

Ten Largest Holdings (% of Total Net Assets)
iShares MSCI EAFE ETF	6.5%
iShares Floating Rate Bond ETF	5.8%
Financial Select Sector SPDR Fund	5.7%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	5.6%
Powershares QQQ Trust Series 1	5.3%
iShares MSCI ACWI ex US ETF	4.7%
SPDR Dow Jones Industrial Average ETF Trust	4.1%
Vanguard Growth ETF	3.3%
iShares Core MSCI Emerging Markets ETF	2.9%
Vanguard Health Care ETF	2.9%
Top Ten Total	46.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
GLOBAL GROWTH FUND

	Shares	Value

EXCHANGE-TRADED FUNDS† - 97.9%

United States of America - 53.4%
iShares Floating Rate Bond ETF	26,551	$1,344,543
Financial Select Sector SPDR Fund	54,040	1,317,495
Powershares QQQ Trust Series 1	11,582	1,240,085
SPDR Dow Jones Industrial Average ETF Trust[1]	5,404	950,131
Vanguard Growth ETF	7,283	779,645
Vanguard Health Care ETF[1]	4,830	676,007
Energy Select Sector SPDR Fund[1]	8,483	637,582
Vanguard Small-Capital ETF	4,980	604,921
iShares Russell 1000 Growth ETF[1]	4,617	457,129
Vanguard Total Stock Market ETF	4,200	449,484
Vanguard Information Technology ETF	3,970	421,733
iShares North American Tech-Software ETF[1]	4,094	406,780
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	3,556	355,138
Industrial Select Sector SPDR Fund[1]	5,732	309,872
Vanguard Large-Capital ETF	3,040	288,253
SPDR Barclays Short Term High Yield Bond ETF	9,863	285,139
SPDR Nuveen Barclays Short Term Municipal Bond ETF	11,365	275,942
SPDR Barclays Short Term Corporate Bond ETF	8,340	255,204
iShares Russell Mid-Capital ETF	1,405	239,286
Consumer Staples Select Sector SPDR Fund[1]	4,850	230,860
Market Vectors Morningstar Wide Moat ETF	6,428	197,147
Materials Select Sector SPDR Fund	4,050	195,980
SPDR S&P MidCap 400 ETF Trust	527	143,976
PowerShares DB US Dollar Index Bullish Fund*,1	5,520	138,166
Vanguard Mega Capital Growth ETF	1,400	116,144
PowerShares KBW Bank Portfolio[1]	2,920	116,070
Total United States of America		12,432,712

Global - 26.2%
iShares MSCI EAFE ETF	23,706	1,505,094
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	12,803	1,295,023
iShares MSCI ACWI ex US ETF[1]	24,983	1,103,749
PowerShares DB Commodity Index Tracking Fund*	18,981	341,658
GreenHaven Continuous Commodity Index Fund*	12,080	266,606
iShares Global Healthcare ETF[1]	2,420	263,102
Vanguard Total International Bond ETF	5,020	262,897
iShares MSCI Frontier 100 ETF	8,191	239,751
EGShares Beyond BRICs ETF	10,288	196,604
iShares Global Tech ETF	1,800	172,296
Deutsche X-trackers MSCI EAFE Hedged Equity ETF[1]	5,000	143,100
WisdomTree International SmallCap Dividend Fund	2,320	139,989
iShares Global Energy ETF[1]	3,426	119,841
Schwab International Equity ETF[1]	2,000	60,940
Total Global		6,110,650

Emerging Markets - 6.6%
iShares Core MSCI Emerging Markets ETF	14,200	682,168
iShares JP Morgan USD Emerging Markets Bond ETF[1]	3,948	433,964
WisdomTree Emerging Markets Equity Income Fund	9,740	423,008
Total Emerging Markets		1,539,140

European Region - 4.0%
Vanguard FTSE Europe ETF	12,210	659,096
WisdomTree Europe Hedged Equity Fund	4,490	276,539
Total European Region		935,635

Japan - 2.6%
WisdomTree Japan Hedged Equity Fund	10,700	612,040

Canada - 1.9%
iShares MSCI Canada ETF	16,900	450,723

Asian Pacific Region ex Japan - 1.0%
iShares MSCI All Country Asia ex Japan ETF	3,700	233,100

Mexico - 1.0%
iShares MSCI Mexico Capped ETF	3,880	221,587

United Kingdom - 0.7%
iShares MSCI United Kingdom ETF[1]	9,500	173,375

Italy - 0.5%
iShares MSCI Italy Capped ETF[1]	7,560	112,568

Total Exchange-Traded Funds
(Cost $21,133,789)		22,821,530

SHORT TERM INVESTMENTS† - 2.0%
First American Treasury Obligations Fund 0.00%	459,466	459,466
Total Short Term Investments
(Cost $459,466)		459,466

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
GLOBAL GROWTH FUND

	Face Amount	Value

SECURITIES LENDING COLLATERAL††,2 - 20.2%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	$3,763,246	$3,763,246
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	602,119	602,119
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	244,611	244,611
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	94,081	94,081
Total Securities Lending Collateral
(Cost $4,704,057)		4,704,057

Total Investments - 120.1%
(Cost $26,297,312)		$27,985,053
Other Assets & Liabilities, net - (20.1)%		(4,674,500)
Total Net Assets - 100.0%		$23,310,553

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	Securities lending collateral — See Note 5.

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments, at value - including $4,723,198 of securities loaned (cost $21,593,255)	$23,280,996
Repurchase agreements, at value (cost $4,704,057)	4,704,057
Total investments (cost $26,297,312)	27,985,053
Segregated cash with broker	135,017
Cash	9,881
Receivables:
Securities sold	118,503
Dividends	89,383
Securities lending income	2,880
Total assets	28,340,717

Liabilities:
Payable for:
Return of securities loaned	4,839,075
Securities purchased	130,120
Management fees	17,506
Transfer agent and administrative fees	4,863
Investor service fees	4,863
Portfolio accounting fees	1,945
Fund shares redeemed	1,883
Miscellaneous	29,909
Total liabilities	5,030,164
Commitments and contingent liabilities (Note 10)	—
Net assets	$23,310,553

Net assets consist of:
Paid in capital	$25,193,158
Undistributed net investment income	188,899
Accumulated net realized loss on investments	(3,759,245)
Net unrealized appreciation on investments	1,687,741
Net assets	$23,310,553
Capital shares outstanding	855,978
Net asset value per share	$27.23

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends	$201,605
Income from securities lending, net	23,503
Total investment income	225,108

Expenses:
Management fees	107,993
Transfer agent and administrative fees	29,998
Investor service fees	29,998
Portfolio accounting fees	11,999
Professional fees	16,900
Custodian fees	1,367
Trustees’ fees*	853
Miscellaneous	(3,188)
Total expenses	195,920
Less:
Expenses waived by Adviser	(380)
Net expenses	195,540
Net investment income	29,568

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	747,985
Investments in affiliated issuers	65,625
Net realized gain	813,610
Net change in unrealized appreciation (depreciation) on:
Investments	(387,407)
Net change in unrealized appreciation (depreciation)	(387,407)
Net realized and unrealized gain	426,203
Net increase in net assets resulting from operations	$455,771

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

GLOBAL GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$29,568	$152,101
Net realized gain on investments	813,610	1,757,368
Net change in unrealized appreciation (depreciation) on investments	(387,407)	(1,175,030)
Net increase in net assets resulting from operations	455,771	734,439

Distributions to shareholders from:
Net investment income	—	(138,172)
Net realized gains	—	(2,773,246)
Total distributions to shareholders	—	(2,911,418)

Capital share transactions:
Proceeds from sale of shares	1,173,283	4,681,035
Distributions reinvested	—	2,911,418
Cost of shares redeemed	(2,888,546)	(7,616,433)
Net decrease from capital share transactions	(1,715,263)	(23,980)
Net decrease in net assets	(1,259,492)	(2,200,959)

Net assets:
Beginning of period	24,570,045	26,771,004
End of period	$23,310,553	$24,570,045
Undistributed net investment income at end of period	$188,899	$159,331

Capital share activity:
Shares sold	42,947	157,514
Shares issued from reinvestment of distributions	—	107,432
Shares redeemed	(105,678)	(259,270)
Net increase (decrease) in shares	(62,731)	5,676

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$26.74	$29.32	$25.07	$22.56	$23.93	$21.39
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.17	.14	.28	.23	.28
Net gain (loss) on investments (realized and unrealized)	.46	.69	4.55	2.51	(1.25)	2.66
Total from investment operations	.49	.86	4.69	2.79	(1.02)	2.94
Less distributions from:
Net investment income	—	(.16)	(.44)	(.28)	(.35)	(.40)
Net realized gains	—	(3.28)	—	—	—	—
Total distributions	—	(3.44)	(.44)	(.28)	(.35)	(.40)
Net asset value, end of period	$27.23	$26.74	$29.32	$25.07	$22.56	$23.93

Total Return[c]	1.83%	2.80%	18.75%	12.42%	(4.21%)	13.75%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,311	$24,570	$26,771	$32,165	$34,926	$42,028
Ratios to average net assets:
Net investment income (loss)	0.25%	0.58%	0.50%	1.15%	0.97%	1.31%
Total expenses[d]	1.63%	1.71%	1.69%	1.72%	1.75%	1.70%
Net expenses[e]	1.63%	1.71%	1.69%	1.72%	1.75%	1.70%
Portfolio turnover rate	9%	34%	99%	28%	35%	61%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts. At June 30, 2015, the Trust consisted of fifty-two funds.

This report covers the Global Diversified Equity Fund, Growth and Income Fund, and Global Growth Fund (the “Funds”).

Each Fund invests primarily in exchange-traded funds (“ETFs”) (“underlying funds”), acting similar to a “fund of funds”.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

CLS Investments, LLC serves as investment sub-adviser (the “Sub-Adviser”) to the Funds and is responsible for the day-to-day management of each Fund’s portfolio.

Significant Accounting Policies

The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Repurchase agreements are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Normally, all such distributions of a fund will automatically be reinvested without charge in additional shares of the same fund. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

E. Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

The Funds invest, to a significant extent, in shares of ETFs to gain exposure to their investment objectives. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, AMEX, or NASDAQ), large blocks of shares of ETFs are redeemable at NAV. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the NAV of the ETF’s underlying investments. However, shares of ETFs may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the ETF’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the “spread,” will also vary for an ETF depending on the ETF’s trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to an ETF’s shares trading at a premium or a discount to NAV. The Funds, from time to time, may invest in ETFs that are not registered pursuant to the 1940 Act. Such ETFs may include commodity pools that are registered pursuant to the Securities Act of 1933 and the Commodity Exchange Act.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at their annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Global Diversified Equity Fund	0.90%
Growth and Income Fund	0.90%
Global Growth Fund	0.90%

GI pays the Sub-Advisor out of the advisory fees it receives. In addition, GI bears all of its own costs associated with providing these services and the expense of the Trustees that are affiliated with GI. GI may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

Each Fund indirectly bears a proportionate share of the total operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other expenses) of the underlying funds in which the Fund invests.

RFS provides transfer agent and administrative services to the Funds for fees calculated at the annualized rate of 0.25% based on the average daily net assets of each Fund.

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of Net Assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board approved the use of a Distribution Plan for which GFD and other Service Providers may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services. Although approved, for the period ended June 30, 2015, this plan was not utilized.

The Trust has adopted an Investor Services Plan for which GFD and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

If a Fund invests in an affiliated fund, the investing Fund’s Adviser will determine whether to waive fees at the investing fund level. Fee waivers will be calculated at the investing Fund level without regard to any expense cap in effect, if any, for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. During the period ended June 30, 2015, the Global Growth Fund waived advisory fees of $380 related to investments in affiliated Funds.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ investments at June 30, 2015:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Global Diversified Equity Fund	$113,592,786	$19,714,206	$—	$133,306,992
Growth and Income Fund	67,959,054	6,814,751	—	74,773,805
Global Growth Fund	23,280,996	4,704,057	—	27,985,053

For the period ended June 30, 2015, there were no transfers between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2015, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
Global Diversified Equity Fund	$19,835,865	$20,280,050
Growth and Income Fund	6,860,058	7,010,350
Global Growth Fund	4,723,198	4,839,075

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Cash collateral received was invested in the following joint repurchase agreements at June 30, 2015:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Federal Home Loan Bank
0.09%			0.88% - 2.88%
Due 07/01/15	$24,986,411	$24,986,474	06/09/17 - 03/14/25	$9,035,086	$9,035,719
			Federal Farm Credit Bank
			2.40%
			06/17/22	4,327,021	4,365,258
			Freddie Mac Notes/Bonds
			1.00% - 6.75%
			08/07/17 - 07/15/32	4,314,653	4,976,547
			Fannie Mae Interest Strips
			0.00%
			07/15/15 - 07/15/27	3,326,940	2,988,468
			U.S. Treasury Note
			2.13%
			06/30/22	2,734,410	2,745,940
			Freddie Mac Coupon Strips
			0.00%
			07/15/19 - 09/15/30	1,791,900	1,374,355

BNP Paribas Securities Corp.			U.S. Treasury Notes
0.09%			1.13% - 3.25%
Due 07/01/15	3,997,825	3,997,836	05/31/16 - 06/15/18	3,552,281	3,639,576
			U.S. TIP Bond
			0.13%
			04/15/20	430,478	438,205
			U.S. Treasury Floating Rate Note
			0.09%
			07/31/16	13	12

Barclays Capital, Inc.			U.S. Treasury Note
0.11%			2.00%
Due 07/01/15	1,624,118	1,624,121	08/31/21	1,640,083	1,656,596
			U.S. Treasury Principal Strip
			0.00%
			02/15/26	13	9

Merrill Lynch, Pierce, Fenner & Smith, Inc.			U.S. Treasury Note
0.11%			1.38%
Due 07/01/15	624,660	624,662	01/31/20	638,416	637,165

There is also $896,461 in segregated cash held as collateral.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

6. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At June 30, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Global Diversified Equity Fund	$122,190,085	$13,775,072	$(2,658,165)	$11,116,907
Growth and Income Fund	71,938,816	4,249,750	(1,414,762)	2,834,988
Global Growth Fund	26,298,051	2,310,007	(623,005)	1,687,002

7. Securities Transactions

For the period ended June 30, 2015, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Global Diversified Equity Fund	$11,638,107	$28,247,824
Growth and Income Fund	2,016,791	13,638,655
Global Growth Fund	2,180,940	3,978,130

8. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 12, 2016. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended June 30, 2015. On June 30, 2015, the Growth and Income Fund borrowed $89,000 under this agreement. The Funds did not have any other borrowings under this agreement at June 30, 2015.

The average daily balances borrowed for the period ended June 30, 2015, were as follows:

Fund Name	Average Daily Balance
Global Diversified Equity Fund	$198,722
Growth and Income Fund	75,717
Global Growth Fund	27

9. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Transactions during the period ended June 30, 2015 in which the portfolio company is an “affiliated person” are as follows:

Affiliated Issuer	Value 12/31/14	Additions	Reductions	Value 06/30/15	Shares 06/30/15	Investment Income	Realized Gain	Capital Gain Distributions
Global Growth Fund
Guggenheim China Small Cap ETF	$—	$—	$(254,552)	$—	—	$—	$65,625	$—

10. Legal Proceedings

Tribune Company

Rydex Variable Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Variable Trust of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Variable Trust, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Variable Trust has been named as a defendant in one of the SLCFC actions: Deutsche Bank Trust Co. Americas v. McGurn, No. 11-1510 (S.D.N.Y.). In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. The SLCFC appeals have been fully briefed, and oral argument in front of the U.S. Court of Appeals for the Second Circuit occurred on November 5, 2014. The Court has not yet issued a decision on the appeals.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

None of these lawsuits alleges any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500 2x Strategy Fund, Multi-Cap Core Equity Fund, S&P 500 Pure Value Fund, Hedged Equity Fund and Multi-Hedge Strategies Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $12,580, $2,380, $1,360, $148,376, $2,720, and $119,034, respectively. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Variable Trust was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust action”).

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

On April 7, 2014, the plaintiff filed a Third Amended Complaint. In the related action entitled Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust action”), the plaintiff also filed a Second Amended Complaint that alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer. A third related action against the former Lyondell shareholders, Weisfelner, as Trustee of the LB Creditor Trust v. Reichman, Adversary Proceeding No. 12-1570 (Bankr. S.D.N.Y.) (the “Reichman action”), is pending as well.

On May 8, 2014, the plaintiff in the Litigation Trust action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Court held oral argument on the motions to dismiss and on the motion for class certification on January 14 and January 15, 2015. The Court has not yet issued decisions on these motions. Discovery has commenced in these lawsuits.

These lawsuits do not allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,235,952; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $523,200; Multi-Cap Core Equity Fund - $5,760; Hedged Equity Fund - $480; and Multi-Hedge Strategies Fund - $112,848. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

11. Name and Investment Policy Changes

At a meeting held on February 11, 2015, the Board of Trustees of Rydex Variable Trust (the “Trust”) approved name changes and revised principal investment strategies for the Funds. The Amerigo Fund, Clermont Fund, and Select Allocation Fund changed their names to the Global Diversified Equity Fund, Growth and Income Fund, and Global Growth Fund respectively. The Board also approved the adoption of a non-fundamental investment policy for the Amerigo Fund. These changes became effective on May 1, 2015. Please see the most recent prospectus of the Funds for additional details.

12. New Accounting Pronouncement

In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2014-11, Transfers and Servicing, which addresses concerns about current accounting and disclosures for repurchase agreements and similar transactions. The new disclosure is effective for Funds whose annual periods begin on or after December 31, 2014 and for interim periods beginning on or after March 31, 2015. Management is evaluating the impact of this update on its current disclosures.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Interim Sub-Advisory Agreement

CLS Investments, LLC (“CLS”) serves as investment sub-adviser to the Global Diversified Equity Fund, Growth and Income Fund, and Global Growth Fund (the “Funds”), each a series of Rydex Variable Trust (the “Trust”), pursuant to the investment sub-advisory agreement between CLS and Security Investors, LLC (the “Adviser”) dated March 1, 2013 (the “Agreement”). In anticipation of a transaction pursuant to which TA Associates, L.P. would acquire a majority equity interest in Northstar Financial Services Group, LLC, the parent company of CLS, resulting in the assignment and automatic termination of the Agreement, the Board of Trustees (the “Board”) of the Trust, including a separate majority of the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), approved an interim investment sub-advisory agreement between the Adviser and CLS (the “Interim Agreement”), at an in-person meeting held on April 28, 2015 (the “Meeting”). Pursuant to the Interim Agreement, in the event of CLS’s change in control, CLS would continue to provide sub-advisory services to the Funds under the same terms as the Agreement for an interim period commencing upon the close of the transaction and ending on June 1, 2015.

In approving the Interim Agreement, the Board considered such information as it deemed appropriate, examined the terms of the Interim Agreement, which are substantially identical to those of the Agreement, with the exception of the effective date and term, and determined that there would be no significant differences between the scope of services to be provided by the Adviser under the Interim Agreement and the scope of services provided by the Adviser under the Agreement. The Board also considered CLS’s representations to management of the Funds that CLS would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services would remain unchanged following the expected change in control.

During the Meeting, the Board, including the Independent Trustees, evaluated a number of considerations, including among others: (a) the nature, extent and quality of the investment advisory and other services rendered to the Funds by CLS; (b) the performance record of each Fund as compared with that of peer funds and/or appropriate benchmarks; (c) each Fund’s overall fees and operating expenses compared with those of peer funds; (d) a comparison of the Funds’ sub-advisory fees to the advisory fees of a peer group of funds as well as similarly situated accounts managed by CLS; (e) CLS’s profitability and any other benefits from its Fund-related operations, including any economies of scale achieved by CLS; (f) CLS’s brokerage practices (including any soft dollar arrangements) and investment strategies; (g) CLS’s investment management personnel; (h) CLS’s compliance systems; (i) CLS’s policies and compliance procedures; and (j) CLS’s reputation, expertise and resources in the financial markets. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. The Board discussed the written materials provided in advance of the Meeting and any other information that the Board received at the Meeting and/or throughout the year as part of their regular oversight of the Funds, and deliberated on approving the Interim Agreement in light of this information. The Board used the foregoing information, as well as such other information as the Trustees considered to be relevant in the exercise of their reasonable judgment, in their decision to approve the Interim Agreement. Based on the Board’s deliberations at the Meeting, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(continued)

terms of the Interim Agreement were fair and reasonable; (b) concluded that CLS’s fees were reasonable in light of the services that CLS provides to the Funds; and (c) agreed to approve the Interim Agreement based upon the following considerations, among others:

●

Nature, Extent and Quality of Sub-Advisory Services. In considering the nature, extent and quality of the services to be provided by CLS, the Board evaluated, among other things, CLS’s business, personnel, experience, investment decision process, track record, brokerage practices, including soft dollar practices, any conflicts of interest, compliance program and the resources of CLS to be dedicated to the Funds. Further, the Board was assured that the nature, extent and quality of services provided by CLS would not be impacted by the transaction. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by CLS to the Funds and the resources of CLS to be dedicated to the Funds supported approval of the Interim Agreement.

●

Performance Record. In considering the past performance record of CLS, the Board evaluated the recent and long-term performance of the Funds relative to their respective peer group and appropriate indices/benchmarks and similarly situated accounts managed by CLS. Based on this evaluation, the Board concluded, within the context of its full deliberations, that CLS’s performance (both actual performance and comparable performance) supported approval of the Interim Agreement.

●

Costs of Sub-Advisory Services. In considering the costs of the sub-advisory services to be provided by CLS, the Board evaluated (a) the services to be provided by CLS; (b) the sub-advisory fees to be charged to each Fund; (c) the advisory fees to be charged to each Fund in comparison to advisory fees charged to peer funds; (d) the sub-advisory fees to be charged by CLS to similarly situated accounts managed by CLS; and (e) the fact that CLS will be compensated by the Adviser and not by the Funds directly and that such compensation reflects an arms-length negotiation between CLS and the Advisor. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the sub-advisory fees charged under the Interim Agreement are reasonable and supported approval of each Agreement.

●

Profitability. With respect to the cost of sub-advisory services provided and level of profitability, on the basis of the Trustees’ review of the fees charged by CLS for, and expenses related to, investment sub-advisory and related services, the Board concluded that the level of profitability was reasonable. The Board also considered that CLS would be compensated by the Adviser and not by the Funds directly and that such compensation reflected an arms-length negotiation between CLS and the Advisor.

●

Economies of Scale. The Board considered the existence of any economies of scale and whether any such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule (such as breakpoints) or other means, including any fee waivers by the Adviser and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds have not yet achieved sufficient asset levels to realize significant economies of scale.

●

Benefits. With respect to benefits to CLS from its relationship with the Funds, the Board considered benefits such as any soft dollar usage by CLS and any intangible benefits, and concluded that the advisory fees appropriately reflected any such benefits.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Interim Agreement for the Funds were reasonable, and that approval of the Interim Agreement was in the best interests of the Funds.

The transaction closed on April 30, 2015 and the Interim Agreement went effective that same date.

Board Considerations in Approving the Investment Advisory Agreements

The Board of Trustees (the “Board”) of the Rydex Variable Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), at an in-person meeting held on May 18, 2015, called for the purpose of, among other things, consideration of, and voting on, the

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

OTHER INFORMATION (Unaudited)(continued)

approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (the “Adviser”) applicable to each series of the Trust (each, a “Fund” and collectively, the “Funds”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and CLS Investments, LLC (the “Sub-Adviser”) with respect to each of the Global Diversified Equity Fund, Growth and Income Fund, and Global Growth Fund, unanimously approved the continuation of both the Investment Advisory Agreement and the Sub-Advisory Agreement (collectively, the “Investment Advisory Agreements”) for an additional one-year period, based on the Board’s review of qualitative and quantitative information provided by the Adviser and Sub-Adviser. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreements at an in-person meeting held on April 28, 2015 (together, with the May 18 meeting, the “Meetings”).

In reaching the conclusion to approve the Trust’s Investment Advisory Agreements, the Independent Trustees requested and obtained from the Adviser and Sub-Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreements. The Independent Trustees carefully evaluated this information and were advised with respect to their deliberations by independent legal counsel, who attended both Meetings. In addition, the Board also received a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of Investment Advisory Agreements, and the Independent Trustees participated in question and answer sessions with representatives of the Adviser.

In considering the approval of the Investment Advisory Agreements, the Board determined that the agreements would enable shareholders of the Funds to continue to obtain high quality services at a cost that was appropriate, reasonable, and in the best interests of their shareholders. The Board, including the Independent Trustees, unanimously approved the Investment Advisory Agreements. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser and Sub-Adviser that the Board had received relating to the Investment Advisory Agreements at the Meetings. The Board noted that, at the Meetings, they had obtained and reviewed a wide variety of information, including FUSE reports (described below) that provide comparative information regarding each Fund’s fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds.

As a part of their consideration of the approval of the Investment Advisory Agreements at the Meetings, the Board, including the Independent Trustees, had evaluated a number of considerations, including among others: (a) the nature, extent and quality of the Adviser’s and Sub-Adviser’s investment advisory and other services; (b) the Adviser’s and Sub-Adviser’s investment management personnel; (c) the Adviser’s and Sub-Adviser’s operations and financial condition; (d) the Adviser’s and Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and the variety and complexity of their investment strategies; (e) a comparison of the Funds’ advisory fees to the fees charged to comparable funds or accounts, paying special attention to economies of scale and the absence of breakpoints in these fees and the Adviser’s rationale for not including breakpoints; (f) each Fund’s overall fees and operating expenses compared with those of peer funds; (g) the Adviser’s and Sub-Adviser’s profitability from its Fund-related operations; (h) the Adviser’s and Sub-Adviser’s compliance systems; (i) the Adviser’s and Sub-Adviser’s policies and compliance procedures; (j) the Adviser’s and Sub-Adviser’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with that of peer funds and/or appropriate benchmarks. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations at the Meeting, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Investment Advisory Agreements were fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees were reasonable in light of the services that they provide to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreements based upon the following considerations, among others:

●

Nature, Extent and Quality of Services Provided by the Adviser and Sub-Adviser. At the Meetings, the Board evaluated, among other things, the Adviser’s and Sub-Adviser’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of their investment strategies, brokerage practices, and the adequacy of their compliance systems. The Board reviewed the scope of services to be provided by the Adviser and Sub-Adviser under the Investment Advisory Agreements and noted that there would be no significant differences between the scope of services required to be provided by the Adviser and Sub-Adviser for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Adviser’s and Sub-Adviser’s representations to the Board that the Adviser and Sub-Adviser would

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(concluded)

continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

●

Fund Expenses and Performance of the Funds and the Adviser and Sub-Adviser. At the Meetings, the Board reviewed statistical information provided by the Adviser and Sub-Adviser regarding the expense ratio components and performance of each Fund. The Adviser engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board compare the Funds’ fees, expenses and total return performance, with those of a peer group and peer universe of Funds selected by FUSE. Each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry) determined by FUSE to comprise a Fund’s applicable peer group. The Board also considered the Adviser’s representation that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one-, three-, and five-year performance for each Fund compared to its peers.

●

Costs of Services Provided to the Funds and Profits Realized by the Adviser, the Sub-Adviser and Their Respective Affiliates. At the Meetings, the Board reviewed information about the profitability of the Funds to the Adviser and Sub-Adviser based on the advisory fees payable under the current Investment Advisory Agreements for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser and sub-advisory fees paid to the Sub-Adviser, and reviewed reports prepared by FUSE comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed information regarding the direct revenue received by the Adviser and Sub-Adviser and ancillary revenue received by the Adviser, Sub-Adviser and/or their respective affiliates in connection with the services provided to the Funds by the Adviser, the Sub-Adviser and/or their affiliates. The Board also discussed the Adviser’s profit margin, including the methodology used, as reflected in the profitability analyses.

●

Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board considered the absence of breakpoints in the Adviser’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that the Funds have not yet achieved sufficient asset levels to realize significant economies of scale.

●

Other Benefits to the Adviser, Sub-Adviser and/or Their Respective Affiliates. In addition to evaluating the services provided by the Adviser and Sub-Adviser, the Board considered the nature, extent, quality and cost of certain administrative, distribution, and shareholder services performed by the Adviser’s affiliates under separate agreements and the Trust’s Investor Services Plan.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreements for the Funds were reasonable, and that approval of the Investment Advisory Agreements was in the best interests of the Funds.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	221

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Corey A. Colehour (1945)	Trustee and Member of the Audit, Governance, Nominating, and Investment and Performance Committees from 1998 to present.	Retired.	133	None.
J. Kenneth Dalton (1941)	Trustee, Member and Chairman of the Audit Committee, and Member of the Governance and Nominating Committees from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	133	Epiphany Funds (4) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board of Trustees from 2014 to present; Trustee from 1998 to present and Chairman of the Board from 2006 to 2014; Member and Chairman of the Audit Committee from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	133	None.
36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)
Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - concluded
Werner E. Keller (1940)	Chairman of the Board from 2014 to present; Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	133	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	133	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee, Member of the Audit Committee, and Chairman and Member of the Governance and Nominating Committees from 1998 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	133	None.

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).

Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Paul J. Davio (1972)	Assistant Treasurer (2014-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2006-present).

Former: Manager, Mutual Fund Administration, Guggenheim Investments (2003-2006).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

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6.30.2015

Rydex Variable Trust Semi-Annual Report

Alternatives Funds
Guggenheim Long Short Equity Fund
Guggenheim Global Managed Futures Strategy Fund
Guggenheim Multi-Hedge Strategies Fund
Rydex Specialty Fund
Rydex Commodities Strategy Fund

RVALTS-SEMI-0615x1215	guggenheiminvestments.com

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC.

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
LONG SHORT EQUITY FUND	7
GLOBAL MANAGED FUTURES STRATEGY FUND	16
MULTI-HEDGE STRATEGIES FUND	23
COMMODITIES STRATEGY FUND	40
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	45
OTHER INFORMATION	60
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	62
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	65

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2015

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for Funds that are part of the Rydex Variable Trust. This report covers performance of the Funds for the semi-annual period ended June 30, 2015.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
July 31, 2015

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2015

The U.S. economy rebounded in the second quarter of 2015 after a poor first quarter, with recent positive employment, retail sales, and housing data. Data from the Bureau of Labor Statistics showed a 280,000 increase in employment in May. Also in May, building permits rose 11.8%, better than the 3.5% decline forecast by economists. Among the most positive surprises was the return of the consumer, with the May retail sales report showing a 1.2% jump, which should contribute to a positive second-quarter GDP growth rate. Summer retail sales are a little bumpy so far, but the likelihood that the U.S. economy will suffer a recession in the next year or two appears now to be remote.

In Europe, the immediate risk of a Greek exit has lessened, although the solution is far from clear or concrete. Global markets calmed after a tentative deal on Greece, but China may pose a bigger problem. Following a dramatic equity market selloff, Chinese leaders have implemented an aggressive set of reforms and rescue operations to halt the slide. In the near term, these measures appear to have had success, but there is still significant downside risk in the equity market and the Chinese economy.

As for developments at the U.S. Federal Reserve (the “Fed”), we still expect the Fed to raise interest rates in September, which may cause further deterioration in prices. September is not a date set in stone, but the bottom line is that a rate hike is coming. It is worth noting that historical tightening cycles with slow and anticipated rate rises can actually result in significant risk asset rallies.

The combination of higher rate volatility, relative value opportunities, and strong U.S. economic data has allowed risk assets, including equities, high-yield bonds, and bank loans, to outperform less risky Treasuries and investment-grade corporate bonds through June 2015. Yet, despite the fact that risky assets are leading the pack in performance, tepid year-to-date returns of less than 3% across all risk assets including equities, preferreds, bank loans, and high-yield bonds, suggest that markets may be fully priced.

Before the mid-year, there was a high level of complacency in the market and it was evidenced by stocks trading around their highs and low dispersion among analysts’ year-end predictions, which indicated a worrying lack of uncertainty. In July, after the period end, the market has faced a rocky patch, with large swings triggered by global concerns. These concerns have not completely abated, and we could see additional turbulence ahead.

For the six-month period ended June 30, 2015, the Standard & Poor’s 500® (“S&P 500”) Index* returned 1.23%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 5.52%. The return of the MSCI Emerging Markets Index* was 2.95%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a -0.10% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 2.53%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.01% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	June 30, 2015

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2014 and ending June 30, 2015.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2014	Ending Account Value June 30, 2015	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Long Short Equity Fund	2.04%	1.79%	$ 1,000.00	$ 1,017.90	$ 10.21
Global Managed Futures Strategy Fund	1.55%	(0.67)%	1,000.00	993.30	7.66
Multi-Hedge Strategies Fund	2.39%	0.42%	1,000.00	1,004.20	11.88
Commodities Strategy Fund	1.61%	(0.84)%	1,000.00	991.60	7.95

Table 2. Based on hypothetical 5% return (before expenses)
Long Short Equity Fund	2.04%	5.00%	$ 1,000.00	$ 1,014.68	$ 10.19
Global Managed Futures Strategy Fund	1.55%	5.00%	1,000.00	1,017.11	7.75
Multi-Hedge Strategies Fund	2.39%	5.00%	1,000.00	1,012.94	11.93
Commodities Strategy Fund	1.61%	5.00%	1,000.00	1,016.81	8.05

[1]

Annualized and excludes expenses of the underlying funds in which the Funds invest. This ratio represents net expenses, which includes dividends on short sales and prime broker interest expenses. Excluding these expenses, the operating expense ratios of the Long Short Equity Fund and the Multi-Hedge Strategies Fund would be 1.49% and 1.18%, respectively.

[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2014 to June 30, 2015.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	June 30, 2015

LONG SHORT EQUITY FUND

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. Government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 1, 2002

Ten Largest Long Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	5.9%
Graham Holdings Co. — Class B	0.6%
Regeneron Pharmaceuticals, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Aetna, Inc.	0.6%
HCA Holdings, Inc.	0.6%
Ascena Retail Group, Inc.	0.6%
LifePoint Health, Inc.	0.6%
Centene Corp.	0.6%
Interactive Brokers Group, Inc. — Class A	0.5%
Top Ten Total	11.2%

“Ten Largest Long Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
LONG SHORT EQUITY FUND

	Shares	Value

COMMON STOCKS† - 85.1%

Consumer, Non-cyclical - 27.4%
Graham Holdings Co. — Class B1	195	$209,630
Regeneron Pharmaceuticals, Inc.*,1	397	202,522
BioMarin Pharmaceutical, Inc.*,1	1,476	201,887
Aetna, Inc.[1]	1,570	200,111
HCA Holdings, Inc.*,1	2,138	193,959
LifePoint Health, Inc.*,1	2,181	189,638
Centene Corp.*,1	2,352	189,101
Community Health Systems, Inc.*,1	2,918	183,746
Health Net, Inc.*,1	2,858	183,255
Anthem, Inc.[1]	1,100	180,554
Hologic, Inc.*,1	4,722	179,719
Sirona Dental Systems, Inc.*,1	1,778	178,546
Teleflex, Inc.[1]	1,300	176,085
Eli Lilly & Co.[1]	2,095	174,913
Incyte Corp.*,1	1,666	173,614
Pinnacle Foods, Inc.[1]	3,779	172,096
Moody’s Corp.[1]	1,581	170,685
Hill-Rom Holdings, Inc.[1]	3,113	169,129
WhiteWave Foods Co. — Class A*,1	3,455	168,880
Johnson & Johnson[1]	1,700	165,682
AmerisourceBergen Corp. — Class A1	1,556	165,465
Premier, Inc. — Class A*,1	4,271	164,263
Vertex Pharmaceuticals, Inc.*,1	1,329	164,105
Towers Watson & Co. — Class A1	1,301	163,665
MEDNAX, Inc.*,1	2,200	163,042
Alnylam Pharmaceuticals, Inc.*,1	1,359	162,903
Alere, Inc.*,1	3,078	162,365
Total System Services, Inc.[1]	3,880	162,067
Patterson Companies, Inc.[1]	3,314	161,226
Gartner, Inc.*,1	1,874	160,752
VCA, Inc.*,1	2,881	156,741
Cardinal Health, Inc.[1]	1,872	156,593
Envision Healthcare Holdings, Inc.*,1	3,964	156,499
Aramark[1]	5,000	154,850
KAR Auction Services, Inc.[1]	4,135	154,649
Kimberly-Clark Corp.[1]	1,434	151,961
Coca-Cola Co.[1]	3,845	150,839
Ingredion, Inc.[1]	1,878	149,883
Archer-Daniels-Midland Co.[1]	3,100	149,482
Philip Morris International, Inc.[1]	1,847	148,074
Molson Coors Brewing Co. — Class B1	2,092	146,043
Myriad Genetics, Inc.*,2	4,281	145,511
Pilgrim’s Pride Corp.[2]	6,331	145,423
Booz Allen Hamilton Holding Corp.[1]	5,744	144,979
Western Union Co.[1]	7,115	144,648
Robert Half International, Inc.[1]	2,600	144,300
Sabre Corp.[1]	6,022	143,323
Flowers Foods, Inc.[1]	6,747	142,699
Edwards Lifesciences Corp.*,1	1,000	142,430
Medivation, Inc.*,1	1,227	140,123
McGraw Hill Financial, Inc.[1]	1,276	128,174
ResMed, Inc.[1]	2,094	118,039
Bunge Ltd.[1]	1,321	115,984
Zoetis, Inc.[1]	2,256	108,784
Seattle Genetics, Inc.*,1	2,181	105,560
Altria Group, Inc.[1]	1,984	97,037
Jazz Pharmaceuticals plc*,1	505	88,915
VWR Corp.*,1	2,700	72,171
Humana, Inc.[1]	311	59,488
MasterCard, Inc. — Class A1	468	43,749
Quest Diagnostics, Inc.[1]	559	40,539
DENTSPLY International, Inc.[1]	782	40,312
Bristol-Myers Squibb Co.[1]	500	33,270
Henry Schein, Inc.*,1	156	22,171
Align Technology, Inc.*,1	284	17,810
Morningstar, Inc.[1]	223	17,740
Hain Celestial Group, Inc.*,1	228	15,016
Mallinckrodt plc*,1	100	11,772
SEI Investments Co.[1]	158	7,747
Total Consumer, Non-cyclical		9,406,933

Financial - 18.4%
Interactive Brokers Group, Inc. — Class A1	4,498	186,937
BOK Financial Corp.[1]	2,562	178,265
BankUnited, Inc.[1]	4,914	176,559
FNFV Group*,1	11,446	176,039
Associated Banc-Corp.[1]	8,674	175,822
People’s United Financial, Inc.[1]	10,811	175,246
Artisan Partners Asset Management, Inc. — Class A1	3,765	174,922
East West Bancorp, Inc.[1]	3,877	173,767
Bank of Hawaii Corp.[1]	2,592	172,835
TCF Financial Corp.[1]	10,400	172,744
Voya Financial, Inc.[1]	3,714	172,590
First Niagara Financial Group, Inc.[1]	18,271	172,478
Fulton Financial Corp.[1]	13,188	172,235
CBOE Holdings, Inc.[1]	2,990	171,089
Citigroup, Inc.[1]	3,083	170,305
Visa, Inc. — Class A1	2,535	170,225
Waddell & Reed Financial, Inc. — Class A1	3,575	169,134
CME Group, Inc. — Class A1	1,802	167,694
NASDAQ OMX Group, Inc.[1]	3,429	167,369
Eaton Vance Corp.[1]	4,276	167,320
MetLife, Inc.[1]	2,955	165,450
Federated Investors, Inc. — Class B1	4,923	164,871
Legg Mason, Inc.[1]	3,174	163,556
Intercontinental Exchange, Inc.[1]	728	162,788
Old Republic International Corp.[1]	10,309	161,130
American National Insurance Co.[1]	1,567	160,335
Fifth Third Bancorp[1]	7,682	159,939
First Republic Bank[1]	2,482	156,440
NorthStar Asset Management Group, Inc.[1]	8,431	155,889
Bank of New York Mellon Corp.[1]	3,625	152,141
Popular, Inc.*,1	5,125	147,908
MFA Financial, Inc.[1]	19,900	147,061

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
LONG SHORT EQUITY FUND

	Shares	Value

Assured Guaranty Ltd.[1]	6,023	$144,492
Chimera Investment Corp.[1]	9,840	134,906
Synovus Financial Corp.[1]	3,667	113,017
MBIA, Inc.*,1	16,500	99,165
Morgan Stanley[1]	2,532	98,216
Comerica, Inc.[1]	1,802	92,479
Genworth Financial, Inc. — Class A*,1	11,530	87,282
American Financial Group, Inc.[1]	1,166	75,837
Howard Hughes Corp.*,1	500	71,770
CoreLogic, Inc.*,1	1,085	43,064
T. Rowe Price Group, Inc.[1]	109	8,473
Total Financial		6,329,784

Consumer, Cyclical - 11.5%
Ascena Retail Group, Inc.*,1	11,436	190,467
Darden Restaurants, Inc.[1]	2,623	186,443
Brinker International, Inc.[1]	3,119	179,810
Norwegian Cruise Line Holdings Ltd.*,1	3,161	177,142
Leggett & Platt, Inc.[1]	3,565	173,544
Tractor Supply Co.[1]	1,900	170,886
Mattel, Inc.[1]	6,646	170,736
Dunkin’ Brands Group, Inc.[1]	3,100	170,500
Visteon Corp.*,1	1,619	169,963
Lear Corp.[1]	1,513	169,849
Genuine Parts Co.[1]	1,888	169,034
Goodyear Tire & Rubber Co.[1]	5,524	166,549
BorgWarner, Inc.[1]	2,864	162,790
DreamWorks Animation SKG, Inc. — Class A*,2	6,100	160,918
Michaels Companies, Inc.*,1	5,800	156,078
Hyatt Hotels Corp. — Class A*,1	2,642	149,775
Sally Beauty Holdings, Inc.*,1	4,600	145,268
Choice Hotels International, Inc.[1]	2,665	144,576
Six Flags Entertainment Corp.[1]	3,200	143,520
Regal Entertainment Group — Class A1,2	6,818	142,564
Best Buy Company, Inc.[1]	4,100	133,701
SeaWorld Entertainment, Inc.[1]	7,200	132,768
Restaurant Brands International, Inc.[1]	3,015	115,203
Carnival Corp.[1]	1,541	76,110
Whirlpool Corp.[1]	411	71,124
Tupperware Brands Corp.[1]	600	38,724
Wendy’s Co.[1]	2,400	27,072
O’Reilly Automotive, Inc.*,1	118	26,666
Ulta Salon Cosmetics & Fragrance, Inc.*,1	137	21,160
Total Consumer, Cyclical		3,942,940

Technology - 10.3%
DST Systems, Inc.[1]	1,400	176,373
CDK Global, Inc.[1]	3,233	174,517
CA, Inc.[1]	5,828	170,701
Intuit, Inc.[1]	1,641	165,364
PTC, Inc.*,1	4,028	165,229
Rovi Corp.*	10,268	163,775
International Business Machines Corp.[1]	991	161,196
Amdocs Ltd.[1]	2,941	160,549
MSCI, Inc. — Class A1	2,524	155,352
Jack Henry & Associates, Inc.[1]	2,330	150,751
Maxim Integrated Products, Inc.[1]	4,357	150,643
Leidos Holdings, Inc.[1]	3,700	149,369
Genpact Ltd.*,1	6,900	147,177
Broadridge Financial Solutions, Inc.[1]	2,900	145,029
Fidelity National Information Services, Inc.[1]	2,341	144,674
Solera Holdings, Inc.[1]	3,225	143,706
KLA-Tencor Corp.[1]	2,550	143,336
Linear Technology Corp.[1]	3,225	142,642
Pitney Bowes, Inc.[1]	6,673	138,865
VeriFone Systems, Inc.*,1	3,864	131,221
Workday, Inc. — Class A*,1	1,663	127,037
Microsoft Corp.[1]	2,113	93,289
ServiceNow, Inc.*,1	1,056	78,471
Electronic Arts, Inc.*,1	822	54,663
Salesforce.com, Inc.*,1	580	40,385
Dun & Bradstreet Corp.[1]	200	24,400
NetSuite, Inc.*,1	249	22,846
Marvell Technology Group Ltd.[1]	800	10,548
Total Technology		3,532,108

Industrial - 6.6%
Owens Corning[1]	4,315	177,994
AO Smith Corp.[1]	2,400	172,752
Carlisle Companies, Inc.[1]	1,708	171,005
Armstrong World Industries, Inc.*,1	3,157	168,205
Garmin Ltd.[1]	3,773	165,748
Gentex Corp.[1]	10,092	165,711
Lennox International, Inc.[1]	1,522	163,904
Eagle Materials, Inc.[1]	2,028	154,798
Clean Harbors, Inc.*,1	2,717	146,012
Martin Marietta Materials, Inc.[1]	1,030	145,756
Vulcan Materials Co.[1]	1,729	145,115
SunPower Corp. — Class A*,1	4,900	139,209
Greif, Inc. — Class A1	3,549	127,232
Sonoco Products Co.[1]	2,286	97,978
Allegion plc[1]	1,197	71,988
Harris Corp.[1]	551	42,377
Tidewater, Inc.	480	10,910
Total Industrial		2,266,694

Communications - 5.8%
Starz — Class A*,1	4,136	184,962
Arista Networks, Inc.*,2	2,179	178,112
Palo Alto Networks, Inc.*,1	992	173,302
Cablevision Systems Corp. — Class A1	7,200	172,368
Symantec Corp.[1]	7,323	170,260
Liberty Broadband Corp. — Class C*,1	3,291	168,368
Liberty Broadband Corp. — Class A*,1	3,299	168,150
EchoStar Corp. — Class A*,1	3,400	165,512
Liberty Media Corp. — Class C*,1	4,490	161,191
TEGNA, Inc.	4,519	144,924
Splunk, Inc.*,1	1,701	118,424

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
LONG SHORT EQUITY FUND

	Shares	Value

Clear Channel Outdoor Holdings, Inc. — Class A1	10,962	$111,045
CommScope Holding Company, Inc.*,1	1,353	41,280
Gannett Company, Inc.*	2,260	31,610
Total Communications		1,989,508

Energy - 2.8%
Denbury Resources, Inc.[1]	24,902	158,377
Ultra Petroleum Corp.*,2	12,117	151,705
CVR Energy, Inc.	3,894	146,570
Seadrill Ltd.[2]	13,926	143,995
Unit Corp.*,1	4,306	116,779
SM Energy Co.[1]	1,873	86,383
Newfield Exploration Co.*,1	1,320	47,678
RPC, Inc.[1]	3,292	45,528
EP Energy Corp. — Class A*,1	3,570	45,446
Total Energy		942,461

Basic Materials - 1.6%
Westlake Chemical Corp.[1]	2,159	148,086
Domtar Corp.[1]	3,500	144,900
Cabot Corp.[1]	3,710	138,346
Rayonier Advanced Materials, Inc.[1]	6,906	112,292
Platform Specialty Products Corp.*,1	535	13,685
Total Basic Materials		557,309

Diversified - 0.5%
Leucadia National Corp.[1]	6,989	169,693

Utilities - 0.2%
AES Corp.[1]	5,715	75,781

Total Common Stocks
(Cost $28,428,825)		29,213,211

MUTUAL FUNDS†,3 - 6.0%
Guggenheim Strategy Fund I	81,469	2,030,216
Guggenheim Strategy Fund II	440	10,953
Total Mutual Funds
(Cost $2,045,148)		2,041,169

	Face Amount

REPURCHASE AGREEMENT††,4 - 8.0%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$2,745,037	2,745,037
Total Repurchase Agreement
(Cost $2,745,037)		2,745,037

SECURITIES LENDING COLLATERAL††,5 - 2.5%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	696,898	696,898
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	111,504	111,504
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	45,298	45,298
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	17,422	17,422
Total Securities Lending Collateral
(Cost $871,122)		871,122

Total Investments - 101.6%
(Cost $34,090,132)		$34,870,539

	Shares

COMMON STOCKS SOLD SHORT† - (32.8)%

Basic Materials - (1.6)%
Freeport-McMoRan, Inc.	3,344	(62,265)
Allegheny Technologies, Inc.	2,191	(66,168)
United States Steel Corp.	3,229	(66,582)
Nucor Corp.	1,600	(70,512)
Newmont Mining Corp.	3,032	(70,828)
Royal Gold, Inc.	1,154	(71,074)
Reliance Steel & Aluminum Co.	1,200	(72,576)
Steel Dynamics, Inc.	3,586	(74,285)
Total Basic Materials		(554,290)

Technology - (3.1)%
Veeva Systems, Inc. — Class A*	743	(20,826)
Akamai Technologies, Inc.*	1,030	(71,915)
Western Digital Corp.	920	(72,146)
SanDisk Corp.	1,270	(73,939)
Cerner Corp.*	1,100	(75,966)
athenahealth, Inc.*	682	(78,144)
Hewlett-Packard Co.	2,617	(78,536)
Rackspace Hosting, Inc.*	2,180	(81,074)
NetApp, Inc.	2,580	(81,425)
Apple, Inc.	674	(84,537)
Lexmark International, Inc. — Class A	1,915	(84,643)
EMC Corp.	3,210	(84,713)
Diebold, Inc.	2,429	(85,015)
NCR Corp.*	2,844	(85,604)
Total Technology		(1,058,483)

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
LONG SHORT EQUITY FUND

	Shares	Value

Consumer, Non-cyclical - (3.3)%
Avon Products, Inc.	8,618	$(53,949)
IDEXX Laboratories, Inc.*	904	(57,983)
Whole Foods Market, Inc.	1,627	(64,169)
Cooper Companies, Inc.	419	(74,569)
Abbott Laboratories	1,532	(75,191)
Avis Budget Group, Inc.*	1,710	(75,377)
Hertz Global Holdings, Inc.*	4,230	(76,648)
Estee Lauder Companies, Inc. — Class A	890	(77,127)
Charles River Laboratories International, Inc.*	1,107	(77,866)
Sysco Corp.	2,160	(77,976)
Quanta Services, Inc.*	2,728	(78,621)
Kroger Co.	1,114	(80,776)
United Rentals, Inc.*	946	(82,888)
Sprouts Farmers Market, Inc.*	3,100	(83,638)
Spectrum Brands Holdings, Inc.	890	(90,771)
Total Consumer, Non-cyclical		(1,127,549)

Communications - (3.4)%
Priceline Group, Inc.*	19	(21,876)
Google, Inc. — Class C*	68	(35,395)
Google, Inc. — Class A*	66	(35,642)
United States Cellular Corp.*	1,164	(43,848)
Sprint Corp.*	9,672	(44,104)
CenturyLink, Inc.	2,660	(78,151)
Amazon.com, Inc.*	185	(80,307)
Yelp, Inc. — Class A*	1,870	(80,466)
CDW Corp.	2,350	(80,558)
Facebook, Inc. — Class A*	950	(81,477)
Level 3 Communications, Inc.*	1,570	(82,692)
Verizon Communications, Inc.	1,800	(83,898)
T-Mobile US, Inc.*	2,167	(84,015)
Frontier Communications Corp.	17,010	(84,200)
Twitter, Inc.*	2,350	(85,117)
Zayo Group Holdings, Inc.*	3,370	(86,676)
Netflix, Inc.*	136	(89,344)
Total Communications		(1,177,766)

Financial - (4.3)%
General Growth Properties, Inc.	1,189	(30,510)
Plum Creek Timber Company, Inc.	1,560	(63,289)
NorthStar Realty Finance Corp.	4,178	(66,430)
Air Lease Corp. — Class A	1,994	(67,597)
Spirit Realty Capital, Inc.	7,027	(67,951)
Public Storage	370	(68,217)
Discover Financial Services	1,208	(69,605)
DDR Corp.	4,570	(70,652)
Nationstar Mortgage Holdings, Inc.*	4,373	(73,466)
Simon Property Group, Inc.	426	(73,706)
Douglas Emmett, Inc.	2,754	(74,193)
Federal Realty Investment Trust	587	(75,189)
Realty Income Corp.	1,694	(75,197)
American Express Co.	990	(76,943)
Aon plc	797	(79,445)
Capital One Financial Corp.	941	(82,780)
American Tower Corp. — Class A	920	(85,827)
New York Community Bancorp, Inc.	4,730	(86,937)
Ocwen Financial Corp.*	8,800	(89,760)
TFS Financial Corp.	5,620	(94,528)
Total Financial		(1,472,222)

Energy - (4.5)%
California Resources Corp.	324	(1,957)
Range Resources Corp.	171	(8,444)
WPX Energy, Inc.*	1,575	(19,341)
PBF Energy, Inc. — Class A	1,215	(34,530)
CONSOL Energy, Inc.	2,353	(51,154)
Tesoro Corp.	632	(53,347)
Cheniere Energy, Inc.*	817	(56,586)
Cabot Oil & Gas Corp. — Class A	1,839	(58,002)
Rowan Companies plc — Class A	3,030	(63,963)
Oil States International, Inc.*	1,732	(64,482)
Chevron Corp.	693	(66,854)
Kinder Morgan, Inc.	1,755	(67,374)
Gulfport Energy Corp.*	1,689	(67,982)
Continental Resources, Inc.*	1,605	(68,036)
Exxon Mobil Corp.	825	(68,640)
National Oilwell Varco, Inc.	1,426	(68,847)
Spectra Energy Corp.	2,129	(69,406)
Hess Corp.	1,048	(70,090)
ConocoPhillips	1,146	(70,376)
Equities Corp.	877	(71,335)
Occidental Petroleum Corp.	934	(72,637)
MRC Global, Inc.*	4,783	(73,850)
Dril-Quip, Inc.*	983	(73,971)
Concho Resources, Inc.*	653	(74,351)
FMC Technologies, Inc.*	1,799	(74,640)
Energen Corp.	1,125	(76,838)
Total Energy		(1,547,033)

Consumer, Cyclical - (5.2)%
United Continental Holdings, Inc.*	68	(3,605)
Rite Aid Corp.*	1,735	(14,487)
Foot Locker, Inc.	700	(46,907)
Southwest Airlines Co.	1,721	(56,948)
Allison Transmission Holdings, Inc.	2,195	(64,226)
MSC Industrial Direct Company, Inc. — Class A	986	(68,793)
Ford Motor Co.	4,597	(69,001)
Delta Air Lines, Inc.	1,708	(70,164)
Wal-Mart Stores, Inc.	999	(70,859)
WW Grainger, Inc.	315	(74,545)
WESCO International, Inc.*	1,087	(74,612)
Ingram Micro, Inc. — Class A*	2,990	(74,840)
Harley-Davidson, Inc.	1,377	(77,594)
Fastenal Co.	1,866	(78,708)
HD Supply Holdings, Inc.*	2,315	(81,442)
CVS Health Corp.	783	(82,121)
Cabela’s, Inc.*	1,650	(82,467)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
LONG SHORT EQUITY FUND

	Shares	Value

Urban Outfitters, Inc.*	2,370	$(82,950)
Macy’s, Inc.	1,240	(83,663)
Costco Wholesale Corp.	620	(83,737)
JC Penney Company, Inc.*	9,990	(84,615)
Advance Auto Parts, Inc.	540	(86,017)
Nordstrom, Inc.	1,170	(87,165)
Dollar General Corp.	1,140	(88,624)
Tesla Motors, Inc.*	333	(89,331)
Total Consumer, Cyclical		(1,777,421)

Industrial - (7.4)%
Illinois Tool Works, Inc.	47	(4,314)
Avnet, Inc.	1,107	(45,509)
Caterpillar, Inc.	554	(46,990)
Flowserve Corp.	1,025	(53,977)
Teekay Corp.	1,365	(58,449)
Xylem, Inc.	1,671	(61,943)
GATX Corp.	1,195	(63,514)
TimkenSteel Corp.	2,439	(65,829)
Fluor Corp.	1,320	(69,973)
Jacobs Engineering Group, Inc.*	1,727	(70,151)
Jabil Circuit, Inc.	3,395	(72,280)
Dover Corp.	1,031	(72,356)
Kirby Corp.*	953	(73,057)
General Electric Co.	2,767	(73,519)
Wabtec Corp.	784	(73,884)
Genesee & Wyoming, Inc. — Class A*	1,020	(77,704)
AMETEK, Inc.	1,424	(78,007)
SBA Communications Corp. — Class A*	679	(78,065)
Ryder System, Inc.	910	(79,507)
Stanley Black & Decker, Inc.	763	(80,298)
Con-way, Inc.	2,110	(80,961)
Union Pacific Corp.	850	(81,065)
AECOM*	2,471	(81,741)
Norfolk Southern Corp.	940	(82,118)
Middleby Corp.*	735	(82,489)
J.B. Hunt Transport Services, Inc.	1,010	(82,911)
KBR, Inc.	4,273	(83,238)
Kansas City Southern	920	(83,904)
Zebra Technologies Corp. — Class A*	757	(84,065)
Honeywell International, Inc.	830	(84,635)
AMERCO	260	(84,997)
Old Dominion Freight Line, Inc.*	1,240	(85,070)
Pentair plc	1,256	(86,350)
Landstar System, Inc.	1,300	(86,931)
Amphenol Corp. — Class A	1,505	(87,239)
Total Industrial		(2,557,040)
Total Common Stock Sold Short
(Proceeds $11,764,613)		(11,271,804)

Total Securities Sold Short - (32.8)%
(Proceeds $11,764,613)		$(11,271,804)
Other Assets & Liabilities, net - 31.2%		10,726,403
Total Net Assets - 100.0%		$34,325,138

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security collateral at June 30, 2015.
[2]	All or portion of this security is on loan at June 30, 2015 — See Note 6.
[3]	Affiliated issuer — See Note 11.
[4]	Repurchase Agreement — See Note 5.
[5]	Securities lending collateral — See Note 6.
plc — Public Limited Company

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LONG SHORT EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments in unaffiliated issuers, at value - including $873,889 of securities loaned (cost $28,428,825)	$29,213,211
Investments in affiliated issuers, at value (cost $2,045,148)	2,041,169
Repurchase agreements, at value (cost $3,616,159)	3,616,159
Total investments (cost $34,090,132)	34,870,539
Segregated cash with broker	11,720,073
Cash	3,327
Receivables:
Dividends	37,224
Fund shares sold	4,885
Securities lending income	1,980
Foreign taxes reclaim	809
Total assets	46,638,837

Liabilities:
Securities sold short, at value (proceeds $11,764,613)	11,271,804
Payable for:
Return of securities loaned	896,125
Fund shares redeemed	42,429
Management fees	25,466
Investor service fees	7,074
Transfer agent and administrative fees	2,829
Portfolio accounting fees	2,829
Securities purchased	1,708
Miscellaneous	63,435
Total liabilities	12,313,699
Commitments and contingent liabilities (Note 13)	—
Net assets	$34,325,138

Net assets consist of:
Paid in capital	$42,511,837
Accumulated net investment loss	(62,351)
Accumulated net realized loss on investments	(9,397,564)
Net unrealized appreciation on investments	1,273,216
Net assets	$34,325,138
Capital shares outstanding	2,235,494
Net asset value per share	$15.35

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends from securities of unaffiliated issuers	$250,067
Income from securities lending, net	18,843
Dividends from securities of affiliated issuers	12,672
Interest	354
Total investment income	281,936

Expenses:
Management fees	151,661
Transfer agent and administrative fees	16,851
Investor service fees	42,128
Portfolio accounting fees	16,851
Short sales dividend expense	71,178
Professional fees	24,081
Prime broker interest expense	21,472
Custodian fees	2,891
Trustees’ fees*	1,202
Miscellaneous	(4,027)
Total expenses	344,288
Net investment loss	(62,352)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,792,129
Futures contracts	24,709
Securities sold short	(54,419)
Net realized gain	1,762,419
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,130,224)
Investments in affiliated issuers	(3,978)
Securities sold short	723
Futures contracts	11,556
Net change in unrealized appreciation (depreciation)	(1,121,923)
Net realized and unrealized gain	640,496
Net increase in net assets resulting from operations	$578,144

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

LONG SHORT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(62,352)	$(248,733)
Net realized gain on investments	1,762,419	1,988,252
Net change in unrealized appreciation (depreciation) on investments	(1,121,923)	(1,298,199)
Net increase in net assets resulting from operations	578,144	441,320

Capital share transactions:
Proceeds from sale of shares	9,137,116	7,384,261
Cost of shares redeemed	(5,431,220)	(23,079,731)
Net increase (decrease) from capital share transactions	3,705,896	(15,695,470)
Net increase (decrease) in net assets	4,284,040	(15,254,150)

Net assets:
Beginning of period	30,041,098	45,295,248
End of period	$34,325,138	$30,041,098
Accumulated net investment loss/Undistributed net investment income at end of period	$(62,351)	$1

Capital share activity:
Shares sold	596,322	508,054
Shares redeemed	(352,807)	(1,604,242)
Net increase (decrease) in shares	243,515	(1,096,188)

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LONG SHORT EQUITY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$15.08	$14.67	$12.49	$11.96	$12.80	$11.51
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.09)	(.14)	— [c]	(.03)	(.05)
Net gain (loss) on investments (realized and unrealized)	.30	.50	2.32	.53	(.81)	1.34
Total from investment operations	.27	.41	2.18	.53	(.84)	1.29
Less distributions from:
Net investment income	—	—	(—)[d]	—	—	—
Total distributions	—	—	(—)	—	—	—
Net asset value, end of period	$15.35	$15.08	$14.67	$12.49	$11.96	$12.80

Total Return[e]	1.79%	2.79%	17.46%	4.43%	(6.56%)	11.21%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$34,325	$30,041	$45,295	$38,656	$40,037	$56,043
Ratios to average net assets:
Net investment income (loss)	(0.37%)	(0.63%)	(1.05%)	0.00%[f]	(0.26%)	(0.47%)
Total expenses[g,h]	2.04%	2.12%	2.28%	1.86%	1.76%	1.72%
Portfolio turnover rate	149%	316%	292%	203%	167%	314%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Distributions from net investment income are less than $0.01 per share.
[e]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[f]	Less than 0.01%.
[g]	Does not include expenses of the underlying funds in which the Fund invests.
[h]

Total expenses may include interest and dividend expense. Excluding interest and dividend expense related to short sales, operating expense ratios for the period ended June 30, 2015 and years ended December 31 would be:

06/30/15	2014	2013	2012	2011	2010
1.49%	1.57%	1.62%	1.73%	1.76%	1.71%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

FUND PROFILE (Unaudited)	June 30, 2015

GLOBAL MANAGED FUTURES STRATEGY FUND

OBJECTIVE: Seeks to generate positive total returns over time.

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. Government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: November 7, 2008

The Fund invests principally in derivative investments such as futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Variable Insurance Strategy Fund III	22.5%
Guggenheim Strategy Fund II	20.1%
Guggenheim Strategy Fund I	15.0%
Guggenheim Strategy Fund III	14.9%
Total	72.5%

“Largest Holdings” exclude any temporary cash or derivative investments.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
GLOBAL MANAGED FUTURES STRATEGY FUND

	Shares	Value

MUTUAL FUNDS†,1 - 72.5%
Guggenheim Variable Insurance Strategy Fund III	120,660	$3,012,882
Guggenheim Strategy Fund II	107,989	2,689,998
Guggenheim Strategy Fund I	80,849	2,014,753
Guggenheim Strategy Fund III	79,963	1,995,877
Total Mutual Funds
(Cost $9,708,163)		9,713,510

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES††,2 - 2.2%
Freddie Mac
0.10% due 08/07/15	$300,000	299,988
Total Federal Agency Discount Notes
(Cost $299,969)		299,988

REPURCHASE AGREEMENTS††,3 - 13.9%
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	619,692	619,692
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	619,692	619,692
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	619,692	619,692
Total Repurchase Agreements
(Cost $1,859,076)		1,859,076

Total Investments - 88.6%
(Cost $11,867,208)		$11,872,574
Other Assets & Liabilities, net - 11.4%		1,528,922
Total Net Assets - 100.0%		$13,401,496

	Contracts	Unrealized Gain (Loss)

INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2015 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $31,390,506)	253	$18,375
September 2015 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $12,002,941)	10	14,211
September 2015 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $1,678,156)	15	13,132
September 2015 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $2,890,784)	20	10,012
September 2015 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $848,637)	5	7,811
September 2015 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $4,290,188)	36	3,440
September 2015 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $252,000)	2	810
September 2015 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $3,434,831)	40	(316)
(Total Aggregate Value of Contracts $56,788,043)		$67,475

COMMODITY FUTURES CONTRACTS PURCHASED†
September 2015 Wheat Futures Contracts (Aggregate Value of Contracts $246,700)	8	$24,940
November 2015 Soybean Futures Contracts (Aggregate Value of Contracts $103,525)	2	2,655
August 2015 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $85,869)	1	999
December 2015 Cotton #2 Futures Contracts (Aggregate Value of Contracts $67,870)	2	481
August 2015 WTI Crude Futures Contracts (Aggregate Value of Contracts $177,930)	3	(2,860)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
GLOBAL MANAGED FUTURES STRATEGY FUND

	Contracts	Unrealized Gain (Loss)

August 2015 Live Cattle Futures Contracts (Aggregate Value of Contracts $1,065,961)	18	$(13,153)
(Total Aggregate Value of Contracts $1,747,855)		$13,062

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2015 British Pound Futures Contracts (Aggregate Value of Contracts $1,079,719)	11	$2,096
September 2015 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $159,940)	2	(1,980)
(Total Aggregate Value of Contracts $1,239,659)		$116

EQUITY FUTURES CONTRACTS PURCHASED†
September 2015 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $1,320,906)	8	$720
September 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $998,640)	8	419
September 2015 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $299,360)	2	(2,361)
July 2015 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $82,847)	1	(4,440)
July 2015 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $120,011)	1	(5,466)
September 2015 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $700,000)	8	(8,221)
September 2015 Topix Index Futures Contracts†† (Aggregate Value of Contracts $1,461,146)	11	(11,282)
September 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $1,315,275)	15	(11,347)
September 2015 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $509,467)	5	(11,661)
July 2015 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $634,019)	6	(13,061)
July 2015 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $336,949)	2	(15,745)
(Total Aggregate Value of Contracts $7,778,620)		$(82,445)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
August 2015 Lean Hogs Futures Contracts (Aggregate Value of Contracts $891,900)	30	$44,444
August 2015 LME Nickel Futures Contracts (Aggregate Value of Contracts $286,956)	4	29,305
August 2015 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $544,538)	13	25,662
September 2015 Brent Crude Futures Contracts (Aggregate Value of Contracts $640,400)	10	23,072
August 2015 LME Zinc Futures Contracts (Aggregate Value of Contracts $448,909)	9	18,270
September 2015 Copper Futures Contracts (Aggregate Value of Contracts $261,950)	4	13,078
August 2015 Low Sulphur Gasoil Futures Contracts (Aggregate Value of Contracts $290,875)	5	7,994
August 2015 Natural Gas Futures Contracts (Aggregate Value of Contracts $225,840)	8	7,816
September 2015 Silver Futures Contracts (Aggregate Value of Contracts $235,275)	3	6,516

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
GLOBAL MANAGED FUTURES STRATEGY FUND

	Contracts	Unrealized Gain (Loss)

August 2015 LME Lead Futures Contracts (Aggregate Value of Contracts $87,688)	2	$2,461
August 2015 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $234,360)	2	793
September 2015 Coffee ‘C’ Futures Contracts (Aggregate Value of Contracts $49,031)	1	435
October 2015 Sugar #11 Futures Contracts (Aggregate Value of Contracts $769,384)	55	(11,671)
September 2015 Corn Futures Contracts (Aggregate Value of Contracts $147,700)	7	(17,612)
September 2015 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $395,850)	13	(32,867)
(Total Aggregate Value of Contracts $5,510,656)		$117,696

EQUITY FUTURES CONTRACTS SOLD SHORT†
July 2015 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $817,536)	24	$9,369
September 2015 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $310,473)	3	8,653
September 2015 DAX Index Futures Contracts†† (Aggregate Value of Contracts $306,601)	1	669
September 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $102,538)	1	128
July 2015 CAC40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $53,565)	1	32
(Total Aggregate Value of Contracts $1,590,713)		$18,851

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
September 2015 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $451,031)	3	$2,310
September 2015 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $181,725)	1	72
(Total Aggregate Value of Contracts $632,756)		$2,382

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2015 Australian Dollar Futures Contracts (Aggregate Value of Contracts $230,520)	3	$1,921
September 2015 Swiss Franc Futures Contracts (Aggregate Value of Contracts $402,188)	3	1,776
September 2015 Japanese Yen Futures Contracts (Aggregate Value of Contracts $1,942,394)	19	(16,346)
(Total Aggregate Value of Contracts $2,575,102)		$(12,649)

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 11.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

GLOBAL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $299,969)	$299,988
Investments in affiliated issuers, at value (cost $9,708,163)	9,713,510
Repurchase agreements, at value (cost $1,859,076)	1,859,076
Total investments (cost $11,867,208)	11,872,574
Segregated cash with broker	1,691,668
Cash	57,570
Receivables:
Dividends	13,425
Fund shares sold	592
Total assets	13,635,829

Liabilities:
Foreign currency, at value	57,454
Payable for:
Variation margin	130,676
Securities purchased	13,424
Management fees	10,003
Investor service fees	2,779
Fund shares redeemed	1,944
Transfer agent and administrative fees	1,111
Portfolio accounting fees	1,111
Miscellaneous	15,831
Total liabilities	234,333
Commitments and contingent liabilities (Note 13)	—
Net assets	$13,401,496

Net assets consist of:
Paid in capital	$12,855,054
Undistributed net investment income	291,432
Accumulated net realized gain on investments	125,218
Net unrealized appreciation on investments	129,792
Net assets	$13,401,496
Capital shares outstanding	646,343
Net asset value per share	$20.73

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends from securities of affiliated issuers	$77,823
Interest	511
Total investment income	78,334

Expenses:
Management fees	66,337
Transfer agent and administrative fees	6,831
Investor service fees	17,078
Portfolio accounting fees	6,831
Professional fees	7,207
Custodian fees	892
Trustees’ fees*	347
Miscellaneous	4,969
Total expenses	110,492
Less:
Expenses waived by Adviser	(4,916)
Net expenses	105,576
Net investment loss	(27,242)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	13
Futures contracts	(48,605)
Foreign currency	(877)
Net realized loss	(49,469)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	30,257
Investments in affiliated issuers	5,347
Futures contracts	(460,923)
Foreign currency	80
Net change in unrealized appreciation (depreciation)	(425,239)
Net realized and unrealized loss	(474,708)
Net decrease in net assets resulting from operations	$(501,950)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(27,242)	$(64,971)
Net realized gain (loss) on investments	(49,469)	1,243,433
Net change in unrealized appreciation (depreciation) on investments	(425,239)	139,208
Net increase (decrease) in net assets resulting from operations	(501,950)	1,317,670

Capital share transactions:
Proceeds from sale of shares	10,338,404	6,594,715
Cost of shares redeemed	(7,868,319)	(5,709,810)
Net increase from capital share transactions	2,470,085	884,905
Net increase in net assets	1,968,135	2,202,575

Net assets:
Beginning of period	11,433,361	9,230,786
End of period	$13,401,496	$11,433,361
Undistributed net investment income at end of period	$291,432	$318,674

Capital share activity:
Shares sold	466,832	347,248
Shares redeemed	(367,721)	(296,221)
Net increase in shares	99,111	51,027

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

GLOBAL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$20.89	$18.60	$18.15	$20.44	$22.37	$23.19
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	(.12)	(.29)	(.36)	(.46)	(.43)
Net gain (loss) on investments (realized and unrealized)	(.12)	2.41	.74	(1.93)	(1.47)	(.39)
Total from investment operations	(.16)	2.29	.45	(2.29)	(1.93)	(.82)
Net asset value, end of period	$20.73	$20.89	$18.60	$18.15	$20.44	$22.37

Total Return[c]	(0.67%)	12.08%	2.59%	(11.20%)	(8.63%)	(3.54%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,401	$11,433	$9,231	$9,319	$14,530	$15,633
Ratios to average net assets:
Net investment income (loss)	(0.40%)	(0.67%)	(1.60%)	(1.89%)	(2.10%)	(1.96%)
Total expenses[d]	1.62%	1.67%	1.76%	2.05%	2.26%	2.19%
Net expenses[e]	1.55%	1.60%	1.64%	2.00%	2.15%	2.09%
Portfolio turnover rate	12%	43%	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2015

MULTI-HEDGE STRATEGIES FUND

OBJECTIVE: Seeks long-term capital appreciation with less risk than traditional equity funds.

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. Government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: November 29, 2005

Ten Largest Long Holdings (% of Total Net Assets)
Cleco Corp.	2.2%
Sigma-Aldrich Corp.	2.1%
IGATE Corp.	2.0%
Catamaran Corp.	2.0%
Omnicare, Inc.	2.0%
Pall Corp.	1.9%
Polypore International, Inc.	1.8%
City National Corp.	1.7%
Broadcom Corp. — Class A	1.7%
Hospira, Inc.	1.7%
Top Ten Total	19.1%

“Ten Largest Long Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

COMMON STOCKS† - 60.6%

Financial - 12.2%
City National Corp.[1]	9,407	$850,296
Susquehanna Bancshares, Inc.[1]	47,530	671,124
Home Properties, Inc.	8,540	623,846
HCC Insurance Holdings, Inc.[1]	5,727	440,063
Excel Trust, Inc.[1]	26,791	422,494
Associated Estates Realty Corp.[1]	7,324	209,686
Hudson City Bancorp, Inc.[1]	17,417	172,080
Square 1 Financial, Inc. — Class A*,1	4,953	135,465
Montpelier Re Holdings Ltd.[1]	2,748	108,546
Interactive Brokers Group, Inc. — Class A1	1,899	78,922
Hanover Insurance Group, Inc.[1]	1,017	75,289
JPMorgan Chase & Co.[1]	1,097	74,332
Huntington Bancshares, Inc.[1]	6,557	74,160
Everest Re Group Ltd.[1]	407	74,078
Voya Financial, Inc.[1]	1,594	74,074
Reinsurance Group of America, Inc. — Class A1	780	73,999
Hartford Financial Services Group, Inc.[1]	1,775	73,787
Hudson Valley Holding Corp.[1]	2,593	73,149
Goldman Sachs Group, Inc.[1]	350	73,076
Citigroup, Inc.[1]	1,311	72,420
PNC Financial Services Group, Inc.[1]	757	72,407
Lincoln National Corp.[1]	1,221	72,307
Berkshire Hathaway, Inc. — Class B*,1	531	72,274
Ameriprise Financial, Inc.[1]	577	72,085
Chimera Investment Corp.[1]	5,255	72,047
Allstate Corp.[1]	1,108	71,876
Bank of New York Mellon Corp.[1]	1,707	71,643
Taubman Centers, Inc.[1]	1,029	71,515
Air Lease Corp. — Class A1	2,103	71,292
MFA Financial, Inc.[1]	9,632	71,180
CBL & Associates Properties, Inc.[1]	4,364	70,697
Meadowbrook Insurance Group, Inc.[1]	8,190	70,434
Navient Corp.[1]	3,855	70,200
American Capital Agency Corp.[1]	3,765	69,163
Macerich Co.[1]	927	69,154
NASDAQ OMX Group, Inc.[1]	1,391	67,894
Capital One Financial Corp.[1]	723	63,602
Assured Guaranty Ltd.[1]	2,589	62,110
Popular, Inc.*,1	2,148	61,991
CoreLogic, Inc.*,1	1,391	55,209
Travelers Companies, Inc.[1]	362	34,991
Synovus Financial Corp.[1]	577	17,783
ACE Ltd.[1]	170	17,286
BioMed Realty Trust, Inc.[1]	712	13,770
Morgan Stanley[1]	350	13,577
Wells Fargo & Co.[1]	192	10,798
Jones Lang LaSalle, Inc.[1]	34	5,814
Total Financial		5,943,985

Technology - 10.5%
IGATE Corp.*,1	20,918	997,580
Broadcom Corp. — Class A1	16,453	847,165
Advent Software, Inc.[1]	16,129	713,064
Altera Corp.[1]	11,508	589,210
Freescale Semiconductor Ltd.*,1	10,847	433,554
Dealertrack Technologies, Inc.*	4,681	293,919
Micrel, Inc.[1]	7,611	105,793
Rally Software Development Corp.*,1	4,616	89,781
DST Systems, Inc.[1]	611	76,974
Brocade Communications Systems, Inc.[1]	6,094	72,396
Activision Blizzard, Inc.[1]	2,973	71,976
Intel Corp.[1]	2,363	71,871
Microsoft Corp.[1]	1,617	71,391
Xerox Corp.[1]	6,614	70,373
CA, Inc.[1]	2,397	70,208
Lam Research Corp.[1]	769	62,558
Apple, Inc.[1]	498	62,462
Oracle Corp.[1]	1,537	61,941
Western Digital Corp.[1]	678	53,169
Fidelity National Information Services, Inc.[1]	803	49,625
NVIDIA Corp.[1]	1,877	37,746
Micron Technology, Inc.*,1	1,990	37,492
OmniVision Technologies, Inc.*,1	1,261	33,032
Electronic Arts, Inc.*,1	418	27,797
Synopsys, Inc.*,1	543	27,503
Broadridge Financial Solutions, Inc.[1]	498	24,905
Akamai Technologies, Inc.*,1	316	22,063
Shanda Games Ltd. ADR*,1	2,486	17,104
Skyworks Solutions, Inc.[1]	124	12,908
Hewlett-Packard Co.[1]	430	12,904
ON Semiconductor Corp.*,1	611	7,143
Rackspace Hosting, Inc.*,1	158	5,876
Cerner Corp.*,1	45	3,108
Total Technology		5,134,591

Consumer, Non-cyclical - 9.3%
Catamaran Corp.*,1	16,242	992,060
Omnicare, Inc.[1]	10,230	964,178
Hospira, Inc.*,1	9,524	844,874
Pinnacle Foods, Inc.[1]	1,775	80,833
Kroger Co.[1]	1,040	75,411
Spectrum Brands Holdings, Inc.[1]	723	73,738
Ingredion, Inc.[1]	916	73,106
Amgen, Inc.[1]	471	72,309
Molson Coors Brewing Co. — Class B1	1,029	71,834
Bunge Ltd.[1]	814	71,469
Pilgrim’s Pride Corp.[2]	3,098	71,161
Archer-Daniels-Midland Co.[1]	1,436	69,244
ADT Corp.[1]	2,035	68,315
Western Union Co.[1]	2,883	58,612
Hill-Rom Holdings, Inc.[1]	1,029	55,905
DENTSPLY International, Inc.[1]	1,074	55,365
Cooper Companies, Inc.[1]	305	54,281

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Dr Pepper Snapple Group, Inc.[1]	712	$51,905
Pfizer, Inc.[1]	1,493	50,060
Edwards Lifesciences Corp.*,1	350	49,851
DaVita HealthCare Partners, Inc.*,1	611	48,556
Graham Holdings Co. — Class B1	45	48,377
Charles River Laboratories International, Inc.*,1	678	47,691
Anthem, Inc.[1]	283	46,452
UnitedHealth Group, Inc.[1]	294	35,868
Lumenis Ltd. — Class B*	2,608	35,782
United Therapeutics Corp.*,1	204	35,486
Humana, Inc.[1]	181	34,622
Universal Health Services, Inc. — Class B1	226	32,115
United Rentals, Inc.*,1	362	31,718
Health Net, Inc.*,1	486	31,162
Cintas Corp.[1]	350	29,607
Gilead Sciences, Inc.[1]	238	27,865
Mallinckrodt plc*,1	226	26,605
Constellation Brands, Inc. — Class A1	204	23,668
Aetna, Inc.[1]	181	23,070
Herbalife Ltd.*,2	373	20,549
Centene Corp.*,1	238	19,135
Myriad Genetics, Inc.*	464	15,771
ManpowerGroup, Inc.[1]	113	10,100
Cigna Corp.[1]	56	9,072
Vantiv, Inc. — Class A*,1	192	7,332
VCA, Inc.*,1	113	6,148
Medivation, Inc.*,1	45	5,139
Total System Services, Inc.[1]	113	4,720
AbbVie, Inc.[1]	19	1,260
RR Donnelley & Sons Co.[1]	22	383
Total Consumer, Non-cyclical		4,562,764

Industrial - 7.8%
Pall Corp.[1]	7,395	920,308
Polypore International, Inc.*,1	14,650	877,243
MeadWestvaco Corp.[1]	6,689	315,654
RTI International Metals, Inc.*,1	6,562	206,834
Quality Distribution, Inc.*,1	8,997	139,094
AGCO Corp.[1]	1,436	81,536
Deere & Co.[1]	803	77,931
AMERCO[1]	226	73,882
Stanley Black & Decker, Inc.[1]	701	73,773
Northrop Grumman Corp.[1]	464	73,604
FedEx Corp.[1]	430	73,271
Republic Services, Inc. — Class A1	1,843	72,190
Masco Corp.[1]	2,691	71,769
Cummins, Inc.[1]	543	71,236
Sonoco Products Co.[1]	1,651	70,762
Ryder System, Inc.[1]	791	69,110
GATX Corp.[1]	1,300	69,095
L-3 Communications Holdings, Inc.[1]	599	67,915
CSX Corp.[1]	1,978	64,581
Corning, Inc.[1]	2,860	56,428
Energizer Holdings, Inc.[1]	362	47,621
Huntington Ingalls Industries, Inc.[1]	396	44,586
Arrow Electronics, Inc.*,1	644	35,935
Packaging Corporation of America[1]	543	33,932
Spirit AeroSystems Holdings, Inc. — Class A*,1	441	24,304
Trinity Industries, Inc.[1]	701	18,527
Jabil Circuit, Inc.[1]	848	18,054
Caterpillar, Inc.[1]	181	15,352
Snap-on, Inc.[1]	90	14,333
Norfolk Southern Corp.[1]	56	4,892
Ball Corp.[1]	68	4,770
Waste Management, Inc.[1]	56	2,596
General Dynamics Corp.[1]	11	1,559
Orbital ATK, Inc.[1]	11	807
Total Industrial		3,793,484

Utilities - 5.5%
Cleco Corp.[1]	19,633	1,057,264
WEC Energy Group, Inc.	13,945	627,128
Pepco Holdings, Inc.[1]	13,409	361,238
Consolidated Edison, Inc.[1]	1,289	74,607
American Electric Power Company, Inc.[1]	1,379	73,046
Public Service Enterprise Group, Inc.[1]	1,854	72,825
PG&E Corp.[1]	1,481	72,717
Edison International[1]	1,300	72,254
Xcel Energy, Inc.[1]	1,956	62,944
Atmos Energy Corp.[1]	1,221	62,614
UGI Corp.[1]	1,560	53,742
FirstEnergy Corp.[1]	1,255	40,850
Entergy Corp.[1]	328	23,124
Pinnacle West Capital Corp.[1]	249	14,166
Total Utilities		2,668,519

Communications - 4.0%
Orbitz Worldwide, Inc.*,1	70,917	809,871
Time Warner Cable, Inc.[1]	3,074	547,694
Thomson Reuters Corp.[1]	1,910	72,714
Yahoo!, Inc.*,1	1,832	71,979
Symantec Corp.[1]	2,996	69,658
TEGNA, Inc.	2,103	67,443
Telephone & Data Systems, Inc.[1]	2,204	64,799
Frontier Communications Corp.[1]	11,294	55,905
Walt Disney Co.[1]	441	50,336
Cisco Systems, Inc.[1]	1,311	36,000
Time Warner, Inc.[1]	362	31,642
CenturyLink, Inc.[1]	746	21,917
Liberty Media Corp. — Class A*,1	565	20,363
eBay, Inc.*,1	305	18,373
Gannett Company, Inc.*	1,052	14,710
John Wiley & Sons, Inc. — Class A1	147	7,992
VeriSign, Inc.*,1	45	2,777
Total Communications		1,964,173

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Consumer, Cyclical - 4.0%
Office Depot, Inc.*,1	44,535	$385,673
Family Dollar Stores, Inc.[1]	4,632	365,047
Foot Locker, Inc.[1]	1,187	79,541
Carnival Corp.[1]	1,571	77,592
CVS Health Corp.[1]	723	75,828
Royal Caribbean Cruises Ltd.[1]	961	75,621
Kohl’s Corp.[1]	1,199	75,069
PACCAR, Inc.[1]	1,142	72,871
Liberty Interactive Corporation QVC Group — Class A*,1	2,623	72,788
Lear Corp.[1]	644	72,295
Best Buy Company, Inc.[1]	2,193	71,514
Whirlpool Corp.[1]	396	68,528
CST Brands, Inc.[1]	1,639	64,019
PulteGroup, Inc.[1]	2,544	51,262
Wyndham Worldwide Corp.[1]	622	50,948
Alaska Air Group, Inc.[1]	690	44,457
Wendy’s Co.[1]	3,380	38,126
Goodyear Tire & Rubber Co.[1]	1,051	31,688
Southwest Airlines Co.[1]	938	31,038
Macy’s, Inc.[1]	316	21,321
Dick’s Sporting Goods, Inc.[1]	373	19,310
Dillard’s, Inc. — Class A1	136	14,306
Leggett & Platt, Inc.[1]	260	12,657
United Continental Holdings, Inc.*,1	226	11,980
Ford Motor Co.[1]	780	11,708
GameStop Corp. — Class A	204	8,764
Lowe’s Companies, Inc.[1]	124	8,304
General Motors Co.[1]	226	7,533
Lennar Corp. — Class A1	102	5,206
Big Lots, Inc.[1]	90	4,049
Norwegian Cruise Line Holdings Ltd.*,1	56	3,138
Walgreens Boots Alliance, Inc.[1]	11	929
Total Consumer, Cyclical		1,933,110

Energy - 3.9%
Baker Hughes, Inc.[1]	8,875	547,587
Dresser-Rand Group, Inc.*,1	5,113	435,526
Williams Partners, LP1	3,756	181,903
Rosetta Resources, Inc.*,1	6,264	144,950
Valero Energy Corp.[1]	1,255	78,563
Chevron Corp.[1]	690	66,564
Murphy USA, Inc.*,1	1,153	64,360
Hess Corp.[1]	916	61,262
ConocoPhillips[1]	949	58,278
Murphy Oil Corp.[1]	1,368	56,868
Newfield Exploration Co.*,1	1,425	51,471
Devon Energy Corp.[1]	701	41,702
Marathon Petroleum Corp.[1]	791	41,377
Tesoro Corp.[1]	305	25,745
Superior Energy Services, Inc.[1]	995	20,935
National Oilwell Varco, Inc.[1]	373	18,008
Atwood Oceanics, Inc.[1]	678	17,926
Diamond Offshore Drilling, Inc.	249	6,427
Denbury Resources, Inc.[1]	621	3,950
Unit Corp.*,1	68	1,844
Marathon Oil Corp.[1]	68	1,805
Total Energy		1,927,051

Basic Materials - 3.4%
Sigma-Aldrich Corp.[1]	7,232	1,007,780
OM Group, Inc.	3,772	126,739
Celanese Corp. — Class A1	1,051	75,546
Newmont Mining Corp.[1]	3,177	74,214
Dow Chemical Co.[1]	1,436	73,480
CF Industries Holdings, Inc.	1,130	72,636
Steel Dynamics, Inc.[1]	3,471	71,903
Mosaic Co.[1]	1,187	55,611
Domtar Corp.[1]	859	35,563
Ashland, Inc.[1]	238	29,012
LyondellBasell Industries N.V. — Class A1	226	23,396
United States Steel Corp.[1]	599	12,351
Westlake Chemical Corp.[1]	79	5,419
Total Basic Materials		1,663,650

Total Common Stocks
(Cost $28,851,930)		29,591,327

MUTUAL FUNDS†,3 - 1.6%
Guggenheim Strategy Fund II	20,362	507,226
Guggenheim Strategy Fund I	10,338	257,615
Total Mutual Funds
(Cost $766,730)		764,841

CLOSED-END FUNDS† - 11.8%
Adams Diversified Equity Fund, Inc.[1]	14,374	200,804
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund[1,3]	17,634	197,324
Tri-Continental Corp.[1]	8,393	177,848
Cohen & Steers REIT and Preferred Income Fund, Inc.[1]	10,032	175,460
AllianzGI Equity & Convertible Income Fund[1]	8,526	164,126
Nuveen Dividend Advantage Municipal Income Fund[1]	11,409	154,706
Nuveen Maryland Premium Income Municipal Fund[1]	12,434	152,317
BlackRock Enhanced Equity Dividend Trust[1]	19,055	152,059
Alpine Total Dynamic Dividend Fund[1]	17,437	150,656
Morgan Stanley Emerging Markets Debt Fund, Inc.[1]	16,204	145,998
Western Asset/Claymore Inflation-Linked Securities & Income Fund[1,3]	11,861	133,673
BlackRock Core Bond Trust[1]	10,528	133,390
Zweig Total Return Fund, Inc.[1]	9,444	122,205
GDL Fund[1]	11,615	118,357
Neuberger Berman Real Estate Securities Income Fund, Inc.[1]	23,489	111,338

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Boulder Growth & Income Fund, Inc.[1]	12,587	$106,234
General American Investors Company, Inc.[1]	2,980	103,793
BlackRock Credit Allocation Income Trust[1]	7,726	97,888
First Trust High Income Long/Short Fund[1]	5,857	91,603
Swiss Helvetia Fund, Inc.[1]	7,236	84,661
Clough Global Allocation Fund[1]	5,280	77,827
Zweig Fund, Inc.[1]	5,226	76,822
BlackRock Resources & Commodities Strategy Trust[1]	8,373	76,362
Gabelli Healthcare & WellnessRx Trust[1]	6,565	73,791
Western Asset Worldwide Income Fund, Inc.[1]	6,760	73,278
Advent Claymore Convertible Securities and Income Fund II1,3	11,038	70,754
BlackRock MuniYield Michigan Quality Fund II, Inc.[1]	5,057	63,061
Western Asset Emerging Markets Income Fund, Inc.[1]	5,639	60,506
Nuveen Credit Strategies Income Fund[1]	6,954	59,874
Madison Covered Call & Equity Strategy Fund[1]	7,458	59,515
Nuveen Build America Bond Fund[1]	2,783	53,851
Ellsworth Growth and Income Fund Ltd.[1]	5,612	49,554
Source Capital, Inc.[1]	677	49,245
First Trust Enhanced Equity Income Fund[1]	3,297	47,345
Bancroft Fund Ltd.[1]	2,217	46,956
Western Asset High Yield Defined Opportunity Fund, Inc.[1]	2,967	45,692
Central Securities Corp.[1]	2,139	45,240
New Ireland Fund, Inc.[1]	3,238	44,523
China Fund, Inc.[1]	2,229	44,290
Nuveen Diversified Dividend & Income Fund[1]	3,853	44,271
BlackRock Limited Duration Income Trust[1]	2,873	43,526
Morgan Stanley Income Securities, Inc.[1]	2,475	42,595
Nuveen New Jersey Dividend Advantage Municipal Fund[1]	3,296	42,354
Western Asset Emerging Markets Debt Fund, Inc.[1]	2,626	39,285
Korea Equity Fund, Inc.[1]	4,629	36,939
Putnam High Income Securities Fund[1]	4,649	36,216
Eaton Vance Tax-Advantaged Dividend Income Fund[1]	1,789	35,422
MFS Multimarket Income Trust[1]	5,549	33,682
Franklin Limited Duration Income Trust[1]	2,879	33,540
Cohen & Steers Quality Income Realty Fund, Inc.[1]	3,069	32,808
First Trust Aberdeen Global Opportunity Income Fund[1]	2,955	32,269
Advent/Claymore Enhanced Growth & Income Fund[1,3]	3,546	32,162
Delaware Enhanced Global Dividend & Income Fund[1]	2,960	31,998
Duff & Phelps Global Utility Income Fund, Inc.[1]	1,803	31,949
Strategic Global Income Fund, Inc.[1]	3,841	31,765
BlackRock Debt Strategies Fund, Inc.[1]	8,597	31,121
Templeton Emerging Markets Income Fund[1]	2,899	31,048
Royce Value Trust, Inc.[1]	2,217	30,572
John Hancock Premium Dividend Fund[1]	2,298	30,104
BlackRock Corporate High Yield Fund, Inc.[1]	2,788	30,083
BlackRock Multi-Sector Income Trust[1]	1,797	29,794
RMR Real Estate Income Fund[1]	1,607	29,794
CBRE Clarion Global Real Estate Income Fund[1]	3,714	29,563
Duff & Phelps Utility and Corporate Bond Trust, Inc.[1]	3,126	29,291
Eaton Vance Limited Duration Income Fund[1]	2,135	28,758
Liberty All Star Equity Fund[1]	4,997	28,733
Lazard Global Total Return and Income Fund, Inc.[1]	1,843	28,345
AllianceBernstein Income Fund, Inc.[1]	3,802	28,287
Ares Dynamic Credit Allocation Fund, Inc.[1]	1,806	27,686
MFS Charter Income Trust[1]	3,246	27,494
Cohen & Steers Closed-End Opportunity Fund, Inc.[1]	2,248	27,178
Wells Fargo Advantage Multi-Sector Income Fund[1]	2,137	27,054
Ivy High Income Opportunities Fund[1]	1,767	26,399
Western Asset Managed High Income Fund, Inc.[1]	4,849	23,954
Asia Tigers Fund, Inc.[1]	2,106	23,250
Deutsche Global High Income Fund, Inc.[1]	2,815	22,914
Nuveen Quality Preferred Income Fund 3[1]	2,795	22,779
LMP Real Estate Income Fund, Inc.[1]	1,927	22,546
Delaware Investments National Municipal Income Fund[1]	1,735	21,948
Western Asset Global Corporate Defined Opportunity Fund, Inc.[1]	1,190	20,409
Virtus Global Multi-Sector Income Fund[1]	1,254	19,663
Cohen & Steers Infrastructure Fund, Inc.[1]	917	19,275
Macquarie Global Infrastructure Total Return Fund, Inc.[1]	820	19,139
First Trust Dividend and Income Fund[1]	2,256	19,108
Madison Strategic Sector Premium Fund[1]	1,588	18,595
New America High Income Fund, Inc.[1]	2,070	18,154
Global High Income Fund, Inc.[1]	2,090	17,744
Royce Micro-Capital Trust, Inc.[1]	1,815	16,734
Clough Global Opportunities Fund[1]	1,382	16,653
Central Europe Russia and Turkey Fund, Inc.[1]	794	16,563
Fort Dearborn Income Securities, Inc.[1]	1,188	16,394
LMP Capital and Income Fund, Inc.[1]	1,022	15,412
Eaton Vance Risk-Managed Diversified Equity Income Fund[1]	1,417	15,318
Nuveen Dividend Advantage Municipal Fund 3[1]	1,139	15,217
Nuveen S&P 500 Dynamic Overwrite Fund[1]	1,109	15,171
First Trust Strategic High Income Fund II1	1,097	14,513
Aberdeen Singapore Fund, Inc.[1]	1,310	14,489
Western Asset Income Fund[1]	1,095	14,355
Aberdeen Greater China Fund, Inc.[1]	1,269	12,855
Sprott Focus Trust, Inc.[1]	1,807	12,794
John Hancock Income Securities Trust[1]	843	11,726
Deutsche High Income Trust[1]	1,275	10,863

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

BlackRock Global Opportunities Equity Trust[1]	771	$10,601
First Trust Aberdeen Emerging Opportunity Fund[1]	632	10,042
Blackstone / GSO Strategic Credit Fund[1]	638	9,972
Voya Emerging Markets High Income Dividend Equity Fund[1]	990	9,752
Gabelli Global Utility & Income Trust[1]	537	9,736
Alpine Global Dynamic Dividend Fund[1]	970	9,603
Cohen & Steers Total Return Realty Fund, Inc.[1]	774	9,412
Nuveen Multi-Market Income Fund, Inc.[1]	1,252	9,027
Templeton Dragon Fund, Inc.[1]	356	8,829
Japan Smaller Capitalization Fund, Inc.[1]	807	8,708
MFS Intermediate High Income Fund[1]	3,182	8,464
European Equity Fund, Inc.[1]	974	8,289
Dividend and Income Fund[1]	561	7,933
Deutsche Strategic Income Trust[1]	685	7,610
Nuveen S&P 500 Buy-Write Income Fund[1]	541	6,936
Morgan Stanley Asia-Pacific Fund, Inc.[1]	427	6,683
Deutsche Multi-Market Income Trust[1]	813	6,593
Nuveen Flexible Investment Income Fund[1]	372	6,034
Nuveen Build America Bond Opportunity Fund[1]	296	5,825
Franklin Universal Trust[1]	891	5,747
Delaware Investments Dividend & Income Fund, Inc.[1]	579	5,732
PIMCO Dynamic Credit Income Fund[1]	283	5,711
ASA Gold and Precious Metals Ltd.[1]	552	5,360
Transamerica Income Shares, Inc. — Class E1	269	5,350
Nuveen Short Duration Credit Opportunities Fund[1]	311	5,125
JPMorgan China Region Fund, Inc.[1]	271	5,076
Managed High Yield Plus Fund, Inc.[1]	2,834	5,073
Neuberger Berman High Yield Strategies Fund, Inc.[1]	428	5,042
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.[1]	384	4,904
BlackRock Income Trust, Inc.[1]	704	4,449
MFS Intermediate Income Trust[1]	873	4,033
AllianceBernstein Global High Income Fund, Inc.[1]	290	3,486
BlackRock Utility and Infrastructure Trust[1]	189	3,430
Nuveen Global Equity Income Fund[1]	263	3,285
Morgan Stanley Emerging Markets Fund, Inc.[1]	219	3,250
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.[1]	141	3,243
KKR Income Opportunities Fund[1]	178	2,805
Asia Pacific Fund, Inc.[1]	219	2,803
Western Asset Global Partners Income Fund, Inc.[1]	302	2,769
Advent Claymore Convertible Securities and Income Fund[1,3]	167	2,724
New Germany Fund, Inc.[1]	150	2,262
First Trust Intermediate Duration Preferred & Income Fund[1]	99	2,132
Invesco High Income Trust II1	146	2,092
Nuveen Floating Rate Income Fund[1]	185	1,987
India Fund, Inc.[1]	73	1,934
Korea Fund, Inc.[1]	46	1,868
John Hancock Hedged Equity & Income Fund[1]	99	1,580
Taiwan Fund, Inc.[1]	85	1,512
Invesco Bond Fund[1]	85	1,477
Alliance California Municipal Income Fund, Inc.[1]	94	1,264
Eaton Vance Municipal Bond Fund[1]	103	1,254
Nuveen Tax-Advantaged Dividend Growth Fund[1]	77	1,220
Clough Global Equity Fund[1]	81	1,200
Montgomery Street Income Securities, Inc.[1]	68	1,115
Western Asset High Income Opportunity Fund, Inc.[1]	201	1,035
Nuveen Pennsylvania Investment Quality Municipal Fund[1]	78	1,026
Voya Global Equity Dividend and Premium Opportunity Fund[1]	124	1,013
Nuveen Preferred Income Opportunities Fund[1]	108	989
Tortoise Energy Independence Fund, Inc.[1]	48	881
Morgan Stanley India Investment Fund, Inc.[1]	32	879
Mexico Equity & Income Fund, Inc.[1]	71	872
Nuveen Massachusetts Premium Income Municipal Fund[1]	61	809
Legg Mason BW Global Income Opportunities Fund, Inc.[1]	50	712
BlackRock MuniHoldings New Jersey Quality Fund, Inc.[1]	53	702
Cutwater Select Income Fund[1]	29	532
Stone Harbor Emerging Markets Total Income Fund[1]	32	449
Aberdeen Latin America Equity Fund, Inc.[1]	18	375
Nuveen Ohio Quality Income Municipal Fund[1]	26	372
Western Asset Global High Income Fund, Inc.[1]	31	321
Latin American Discovery Fund, Inc.[1]	30	308
Calamos Global Dynamic Income Fund[1]	29	247
Pacholder High Yield Fund, Inc.[1]	31	215
Aberdeen Japan Equity Fund, Inc.[1]	20	165
Wells Fargo Advantage Global Dividend Opportunity Fund[1]	22	152
Credit Suisse Asset Management Income Fund, Inc.[1]	45	144
Liberty All Star Growth Fund, Inc.[1]	26	134
Tortoise Pipeline & Energy Fund, Inc.	5	128
Cushing Renaissance Fund	6	115
Total Closed-End Funds
(Cost $5,909,276)		5,788,464

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MULTI-HEDGE STRATEGIES FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,4 - 17.0%
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	$2,765,172	$2,765,172
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	2,765,172	2,765,172
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	2,765,172	2,765,172
Total Repurchase Agreements
(Cost $8,295,516)		8,295,516

SECURITIES LENDING COLLATERAL††,5 - 0.1%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	58,088	58,088
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	9,294	9,294
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	3,776	3,776
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	1,452	1,452
Total Securities Lending Collateral
(Cost $72,610)		72,610

Total Investments - 91.1%
(Cost $43,896,062)		$44,512,758

	Shares

COMMON STOCKS SOLD SHORT† - (29.7)%

Diversified - (0.1)%
Leucadia National Corp.	1,845	(44,797)

Basic Materials - (1.3)%
Carpenter Technology Corp.	45	(1,741)
NewMarket Corp.	11	(4,883)
Freeport-McMoRan, Inc.	374	(6,964)
Albemarle Corp.	158	(8,733)
Royal Gold, Inc.	226	(13,919)
PPG Industries, Inc.	180	(20,650)
Tahoe Resources, Inc.	3,101	(37,615)
Platform Specialty Products Corp.*	1,550	(39,649)
Monsanto Co.	385	(41,037)
Allegheny Technologies, Inc.	1,369	(41,344)
FMC Corp.	792	(41,620)
Ecolab, Inc.	373	(42,175)
RPM International, Inc.	883	(43,241)
Praxair, Inc.	362	(43,277)
WR Grace & Co.*	441	(44,232)
Alcoa, Inc.	18,580	(207,167)
Total Basic Materials		(638,247)

Communications - (2.0)%
Clear Channel Outdoor Holdings, Inc. — Class A	45	(456)
United States Cellular Corp.*	158	(5,952)
Netflix, Inc.*	11	(7,226)
DISH Network Corp. — Class A*	147	(9,953)
Palo Alto Networks, Inc.*	113	(19,741)
LinkedIn Corp. — Class A*	102	(21,076)
HomeAway, Inc.*	803	(24,989)
Groupon, Inc. — Class A*	5,692	(28,631)
Yelp, Inc. — Class A*	668	(28,744)
Twitter, Inc.*	894	(32,381)
Pandora Media, Inc.*	2,320	(36,052)
Splunk, Inc.*	521	(36,272)
FireEye, Inc.*	747	(36,536)
Discovery Communications, Inc. — Class A*	1,143	(38,016)
Amazon.com, Inc.*	90	(39,068)
JDS Uniphase Corp.*	3,384	(39,187)
CBS Corp. — Class B	735	(40,793)
Verizon Communications, Inc.	883	(41,157)
Juniper Networks, Inc.	1,618	(42,019)
Sprint Corp.*	9,664	(44,068)
Motorola Solutions, Inc.	769	(44,094)
AMC Networks, Inc. — Class A*	577	(47,227)
TripAdvisor, Inc.*	589	(51,325)
Charter Communications, Inc. — Class A*	1,663	(284,789)
Total Communications		(999,752)

Utilities - (2.6)%
Duke Energy Corp.	56	(3,955)
NRG Energy, Inc.	215	(4,919)
PPL Corp.	215	(6,336)
Exelon Corp.	430	(13,511)
Eversource Energy	871	(39,552)
Calpine Corp.*	2,297	(41,323)
CenterPoint Energy, Inc.	2,172	(41,333)
National Fuel Gas Co.	702	(41,341)
Sempra Energy	419	(41,456)
Aqua America, Inc.	1,751	(42,882)
NiSource, Inc.	950	(43,311)
MDU Resources Group, Inc.	2,226	(43,474)
OGE Energy Corp.	1,527	(43,626)
ITC Holdings Corp.	1,358	(43,700)
Questar Corp.	2,094	(43,786)
Southern Co.	1,052	(44,079)
Dominion Resources, Inc.	664	(44,402)
NextEra Energy, Inc.	453	(44,408)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

WEC Energy Group, Inc.	13,828	$(621,845)
Total Utilities		(1,249,239)

Energy - (2.9)%
Kosmos Energy Ltd.*	1,313	(11,069)
CONSOL Energy, Inc.	521	(11,327)
MRC Global, Inc.*	894	(13,803)
Continental Resources, Inc.*	328	(13,904)
RPC, Inc.	1,188	(16,430)
Cheniere Energy, Inc.*	317	(21,955)
Oceaneering International, Inc.	487	(22,689)
Gulfport Energy Corp.*	600	(24,150)
Antero Resources Corp.*	849	(29,155)
Rice Energy, Inc.*	1,482	(30,870)
FMC Technologies, Inc.*	815	(33,814)
Pioneer Natural Resources Co.	249	(34,534)
ONEOK, Inc.	905	(35,729)
Range Resources Corp.	735	(36,294)
Anadarko Petroleum Corp.	498	(38,874)
Dril-Quip, Inc.*	543	(40,860)
Cobalt International Energy, Inc.*	4,255	(41,316)
Equities Corp.	509	(41,402)
Cabot Oil & Gas Corp. — Class A	1,313	(41,412)
SunEdison, Inc.*	1,494	(44,686)
Noble Energy, Inc.	3,395	(144,899)
Williams Companies, Inc.	4,188	(240,350)
Halliburton Co.	9,940	(428,116)
Total Energy		(1,397,638)

Consumer, Cyclical - (3.3)%
Domino’s Pizza, Inc.	22	(2,495)
GNC Holdings, Inc. — Class A	79	(3,514)
Coach, Inc.	102	(3,530)
Nordstrom, Inc.	56	(4,172)
Visteon Corp.*	45	(4,724)
Regal Entertainment Group — Class A	226	(4,726)
Michael Kors Holdings Ltd.*	113	(4,756)
Taylor Morrison Home Corp. — Class A*	249	(5,070)
Johnson Controls, Inc.	147	(7,281)
Mattel, Inc.	373	(9,582)
Wynn Resorts Ltd.	113	(11,150)
DSW, Inc. — Class A	464	(15,484)
Choice Hotels International, Inc.	294	(15,950)
Dollar General Corp.	226	(17,569)
Cabela’s, Inc.*	362	(18,093)
CarMax, Inc.*	283	(18,737)
Costco Wholesale Corp.	147	(19,854)
Chipotle Mexican Grill, Inc. — Class A*	34	(20,570)
SeaWorld Entertainment, Inc.	1,392	(25,668)
Ulta Salon Cosmetics & Fragrance, Inc.*	204	(31,508)
MSC Industrial Direct Company, Inc. — Class A	464	(32,373)
Kate Spade & Co.*	1,629	(35,089)
McDonald’s Corp.	373	(35,461)
Spirit Airlines, Inc.*	600	(37,260)
WW Grainger, Inc.	162	(38,337)
Navistar International Corp.*	1,765	(39,942)
Scotts Miracle-Gro Co. — Class A	690	(40,855)
Tupperware Brands Corp.	634	(40,918)
Panera Bread Co. — Class A*	238	(41,595)
BorgWarner, Inc.	735	(41,777)
Copart, Inc.*	1,211	(42,967)
Toro Co.	634	(42,972)
Sally Beauty Holdings, Inc.*	1,369	(43,233)
Signet Jewelers Ltd.	339	(43,473)
Gaming and Leisure Properties, Inc.	1,188	(43,552)
Tiffany & Co.	475	(43,605)
Yum! Brands, Inc.	487	(43,869)
Fastenal Co.	1,052	(44,373)
Tractor Supply Co.	498	(44,790)
JC Penney Company, Inc.*	5,319	(45,052)
Lions Gate Entertainment Corp.	1,222	(45,275)
Tesla Motors, Inc.*	170	(45,605)
Starbucks Corp.	860	(46,109)
LKQ Corp.*	1,527	(46,184)
HD Supply Holdings, Inc.*	1,313	(46,192)
Tempur Sealy International, Inc.*	702	(46,262)
Dunkin’ Brands Group, Inc.	849	(46,694)
Dollar Tree, Inc.*	1,151	(90,917)
Staples, Inc.	9,745	(149,196)
Total Consumer, Cyclical		(1,628,360)

Industrial - (3.4)%
Vulcan Materials Co.	34	(2,854)
Crane Co.	68	(3,994)
Fortune Brands Home & Security, Inc.	90	(4,124)
Roper Technologies, Inc.	34	(5,864)
Teekay Corp.	147	(6,295)
Sealed Air Corp.	136	(6,988)
Babcock & Wilcox Co.	226	(7,413)
Rockwell Collins, Inc.	102	(9,420)
Kirby Corp.*	136	(10,425)
Wabtec Corp.	113	(10,649)
Tyco International plc	283	(10,890)
Boeing Co.	79	(10,959)
Martin Marietta Materials, Inc.	79	(11,179)
Clean Harbors, Inc.*	249	(13,381)
Garmin Ltd.	317	(13,926)
Hexcel Corp.	294	(14,624)
Colfax Corp.*	373	(17,214)
Acuity Brands, Inc.	102	(18,358)
SPX Corp.	260	(18,821)
Emerson Electric Co.	351	(19,456)
Kennametal, Inc.	657	(22,417)
Waters Corp.*	192	(24,649)
National Instruments Corp.	1,052	(30,992)
Eagle Materials, Inc.	430	(32,822)
Kansas City Southern	362	(33,014)
Graco, Inc.	521	(37,007)

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Precision Castparts Corp.	192	$(38,375)
CH Robinson Worldwide, Inc.	623	(38,869)
SunPower Corp. — Class A*	1,381	(39,234)
J.B. Hunt Transport Services, Inc.	487	(39,978)
Trimble Navigation Ltd.*	1,754	(41,149)
Nordson Corp.	532	(41,437)
Owens-Illinois, Inc.*	1,822	(41,796)
Middleby Corp.*	373	(41,862)
Manitowoc Company, Inc.	2,150	(42,140)
Expeditors International of Washington, Inc.	916	(42,232)
Donaldson Company, Inc.	1,188	(42,530)
United Parcel Service, Inc. — Class B	441	(42,737)
Armstrong World Industries, Inc.*	803	(42,784)
TransDigm Group, Inc.*	192	(43,137)
AptarGroup, Inc.	679	(43,300)
B/E Aerospace, Inc.	792	(43,481)
Landstar System, Inc.	653	(43,666)
Stericycle, Inc.*	328	(43,923)
FLIR Systems, Inc.	1,426	(43,949)
KBR, Inc.	2,263	(44,083)
SBA Communications Corp. — Class A*	385	(44,263)
USG Corp.*	1,629	(45,270)
Rock-Tenn Co. — Class A	5,217	(314,063)
Total Industrial		(1,641,993)

Technology - (3.4)%
Lexmark International, Inc. — Class A	56	(2,475)
International Business Machines Corp.	45	(7,320)
Veeva Systems, Inc. — Class A*	373	(10,455)
Linear Technology Corp.	272	(12,031)
athenahealth, Inc.*	124	(14,208)
IHS, Inc. — Class A*	124	(15,950)
Nuance Communications, Inc.*	1,154	(20,207)
Allscripts Healthcare Solutions, Inc.*	1,935	(26,471)
Informatica Corp.*	574	(27,822)
Cree, Inc.*	1,098	(28,581)
Jack Henry & Associates, Inc.	555	(35,909)
MSCI, Inc. — Class A	668	(41,115)
Solera Holdings, Inc.	928	(41,352)
Workday, Inc. — Class A*	543	(41,480)
VeriFone Systems, Inc.*	1,234	(41,907)
VMware, Inc. — Class A*	498	(42,699)
Diebold, Inc.	1,222	(42,770)
ServiceNow, Inc.*	577	(42,877)
Paychex, Inc.	916	(42,942)
Zynga, Inc. — Class A*	15,118	(43,237)
Salesforce.com, Inc.*	623	(43,379)
NCR Corp.*	1,460	(43,945)
NetSuite, Inc.*	487	(44,682)
Atmel Corp.	4,560	(44,938)
Advanced Micro Devices, Inc.*	19,463	(46,711)
NXP Semiconductor N.V.*	3,818	(374,928)
Avago Technologies Ltd.	3,602	(478,814)
Total Technology		(1,659,205)

Consumer, Non-cyclical - (3.9)%
Coty, Inc. — Class A*	11	(352)
Aaron’s, Inc.	45	(1,629)
ConAgra Foods, Inc.	102	(4,459)
Clorox Co.	45	(4,681)
H&R Block, Inc.	181	(5,367)
Moody’s Corp.	56	(6,046)
Incyte Corp.*	79	(8,233)
FleetCor Technologies, Inc.*	90	(14,045)
Alnylam Pharmaceuticals, Inc.*	124	(14,864)
WhiteWave Foods Co. — Class A*	305	(14,908)
Endo International plc*	192	(15,293)
Jazz Pharmaceuticals plc*	113	(19,896)
Hain Celestial Group, Inc.*	305	(20,087)
Whole Foods Market, Inc.	543	(21,416)
Illumina, Inc.*	102	(22,273)
Monster Beverage Corp.*	170	(22,783)
AmerisourceBergen Corp. — Class A	215	(22,863)
Avis Budget Group, Inc.*	521	(22,966)
Vertex Pharmaceuticals, Inc.*	204	(25,190)
Avon Products, Inc.	4,300	(26,918)
Stryker Corp.	283	(27,046)
Intuitive Surgical, Inc.*	56	(27,132)
CoStar Group, Inc.*	147	(29,585)
Hertz Global Holdings, Inc.*	1,992	(36,095)
Patterson Companies, Inc.	769	(37,412)
Intercept Pharmaceuticals, Inc.*	158	(38,138)
Sysco Corp.	1,086	(39,205)
Estee Lauder Companies, Inc. — Class A	453	(39,257)
Campbell Soup Co.	826	(39,359)
Keurig Green Mountain, Inc.	532	(40,767)
Mead Johnson Nutrition Co. — Class A	453	(40,870)
Flowers Foods, Inc.	1,997	(42,237)
Live Nation Entertainment, Inc.*	1,539	(42,308)
Brookdale Senior Living, Inc. — Class A*	1,222	(42,403)
CR Bard, Inc.	249	(42,504)
Philip Morris International, Inc.	532	(42,650)
Gartner, Inc.*	498	(42,718)
McGraw Hill Financial, Inc.	430	(43,193)
Hershey Co.	487	(43,260)
Kraft Foods Group, Inc.	509	(43,336)
IDEXX Laboratories, Inc.*	678	(43,487)
Sprouts Farmers Market, Inc.*	1,618	(43,654)
Verisk Analytics, Inc. — Class A*	600	(43,656)
Bruker Corp.*	2,150	(43,882)
Coca-Cola Co.	1,120	(43,938)
Colgate-Palmolive Co.	675	(44,151)
Kimberly-Clark Corp.	419	(44,401)
MasterCard, Inc. — Class A	475	(44,403)
Bristol-Myers Squibb Co.	668	(44,449)
Align Technology, Inc.*	713	(44,712)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Brown-Forman Corp. — Class B	447	$(44,780)
Morningstar, Inc.	566	(45,025)
Envision Healthcare Holdings, Inc.*	1,143	(45,126)
Premier, Inc. — Class A*	1,177	(45,267)
Kellogg Co.	724	(45,395)
McCormick & Company, Inc.	566	(45,818)
Seattle Genetics, Inc.*	962	(46,561)
Rollins, Inc.	1,675	(47,788)
Tenet Healthcare Corp.*	837	(48,446)
Total Consumer, Non-cyclical		(1,928,683)

Financial - (6.8)%
DDR Corp.	91	(1,407)
Prologis, Inc.	45	(1,670)
First Niagara Financial Group, Inc.	215	(2,030)
Liberty Property Trust	68	(2,191)
Forest City Enterprises, Inc. — Class A*	113	(2,497)
Apartment Investment & Management Co. — Class A	102	(3,767)
Realty Income Corp.	124	(5,504)
WP Carey, Inc.	124	(7,309)
Cincinnati Financial Corp.	181	(9,083)
Douglas Emmett, Inc.	441	(11,881)
Unum Group	407	(14,550)
Progressive Corp.	555	(15,446)
Kilroy Realty Corp.	260	(17,458)
Zions Bancorporation	657	(20,850)
Visa, Inc. — Class A	317	(21,287)
Healthcare Trust of America, Inc. — Class A	1,075	(25,746)
Charles Schwab Corp.	860	(28,079)
MBIA, Inc.*	4,741	(28,493)
Simon Property Group, Inc.	170	(29,413)
TFS Financial Corp.	2,003	(33,690)
White Mountains Insurance Group Ltd.	56	(36,677)
Genworth Financial, Inc. — Class A*	4,877	(36,919)
Senior Housing Properties Trust	2,116	(37,136)
Franklin Resources, Inc.	758	(37,165)
American Tower Corp. — Class A	407	(37,969)
Signature Bank*	272	(39,818)
Aflac, Inc.	645	(40,119)
Intercontinental Exchange, Inc.	181	(40,473)
Loews Corp.	1,052	(40,513)
Eaton Vance Corp.	1,052	(41,165)
Aon plc	419	(41,766)
SLM Corp.*	4,232	(41,770)
Crown Castle International Corp.	521	(41,836)
American Homes 4 Rent — Class A	2,637	(42,297)
SVB Financial Group*	294	(42,330)
Tanger Factory Outlet Centers, Inc.	1,347	(42,700)
State Street Corp.	555	(42,735)
Waddell & Reed Financial, Inc. — Class A	905	(42,816)
Alliance Data Systems Corp.*	147	(42,915)
TD Ameritrade Holding Corp.	1,166	(42,932)
Marsh & McLennan Companies, Inc.	758	(42,979)
American Express Co.	555	(43,134)
First Republic Bank	690	(43,491)
Plum Creek Timber Company, Inc.	1,075	(43,613)
Rayonier, Inc.	1,709	(43,665)
Howard Hughes Corp.*	305	(43,780)
Arthur J Gallagher & Co.	928	(43,894)
T. Rowe Price Group, Inc.	566	(43,995)
CBOE Holdings, Inc.	769	(44,002)
LPL Financial Holdings, Inc.	950	(44,166)
Commerce Bancshares, Inc.	945	(44,198)
Brown & Brown, Inc.	1,350	(44,361)
Bank of Hawaii Corp.	668	(44,542)
Assurant, Inc.	668	(44,756)
Old Republic International Corp.	2,885	(45,093)
BankUnited, Inc.	1,256	(45,128)
Cullen/Frost Bankers, Inc.	577	(45,341)
ProAssurance Corp.	984	(45,471)
BOK Financial Corp.	657	(45,713)
Sterling Bancorp	5,111	(75,132)
Endurance Specialty Holdings Ltd.	1,297	(85,213)
PacWest Bancorp	2,970	(138,877)
M&T Bank Corp.	1,464	(182,898)
Royal Bank of Canada	7,033	(430,068)
BB&T Corp.	12,233	(493,112)
Total Financial		(3,341,024)

Total Common Stocks Sold Short
(Proceeds $14,911,832)		(14,528,938)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (10.4)%
iShares MSCI Mexico Capped ETF	440	(25,128)
iShares MSCI Taiwan ETF	1,939	(30,597)
iShares MSCI Emerging Markets ETF	796	(31,538)
Market Vectors Gold Miners ETF	2,040	(36,230)
iShares MSCI Australia ETF	1,754	(36,887)
iShares MSCI Japan ETF	3,351	(42,926)
iShares MSCI Malaysia ETF	3,725	(45,110)
iShares 7-10 Year Treasury Bond ETF	525	(55,130)
iShares MSCI South Korea Capped ETF	1,102	(60,731)
iShares China Large-Capital ETF	1,423	(65,600)
iShares MSCI United Kingdom ETF	4,497	(82,070)
Powershares QQQ Trust Series 1	835	(89,403)
iShares iBoxx $ High Yield Corporate Bond ETF	1,114	(98,923)
iShares MSCI Canada ETF	4,087	(109,000)
iShares 20+ Year Treasury Bond ETF	1,338	(157,161)
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,537	(177,862)
iShares MSCI EAFE ETF	3,285	(208,565)
iShares Russell 2000 Index ETF	1,916	(239,232)
iShares TIPS Bond ETF	2,963	(332,004)
iShares US Real Estate ETF	5,772	(411,544)
iShares Core U.S. Aggregate Bond ETF	4,137	(450,023)
iShares Russell 1000 Value ETF	4,732	(488,106)
SPDR Barclays High Yield Bond ETF	19,706	(757,302)

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

SPDR S&P 500 ETF Trust	5,054	$(1,040,363)
Total Exchange-Traded Funds Sold Short
(Proceeds $4,874,909)		(5,071,435)

Total Securities Sold Short- (40.1)%
(Proceeds $19,786,741)		$(19,600,373)
Other Assets & Liabilities, net - 49.0%		23,929,526
Total Net Assets - 100.0%		$48,841,911

	Contracts	Unrealized Gain (Loss)

INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2015 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $8,402,060)	7	$9,730
September 2015 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $1,118,771)	10	8,301
September 2015 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $678,910)	4	4,805
September 2015 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $2,145,094)	18	2,962
September 2015 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $2,318,511)	27	2,520
September 2015 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $578,157)	4	1,773
September 2015 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $2,109,243)	17	1,386
September 2015 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $252,000)	2	810
(Total Aggregate Value of Contracts $17,602,746)		$32,287

COMMODITY FUTURES CONTRACTS PURCHASED†
September 2015 Wheat Futures Contracts (Aggregate Value of Contracts $154,188)	5	$16,467
November 2015 Soybean Futures Contracts (Aggregate Value of Contracts $51,763)	1	2,758
August 2015 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $85,869)	1	999
December 2015 Cotton #2 Futures Contracts (Aggregate Value of Contracts $33,935)	1	168
August 2015 WTI Crude Futures Contracts (Aggregate Value of Contracts $118,620)	2	(3,815)
August 2015 Live Cattle Futures Contracts (Aggregate Value of Contracts $710,640)	12	(8,709)
(Total Aggregate Value of Contracts $1,155,015)		$7,868

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2015 British Pound Futures Contracts (Aggregate Value of Contracts $687,094)	7	$1,010
September 2015 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $159,940)	2	(2,112)
(Total Aggregate Value of Contracts $847,034)		$(1,102)

EQUITY FUTURES CONTRACTS PURCHASED†
November 2015 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $376,950)	21	$10,941
September 2015 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $825,566)	5	2,725
September 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $748,980)	6	1,563

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MULTI-HEDGE STRATEGIES FUND

	Contracts	Unrealized Gain (Loss)

July 2015 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $120,011)	1	$(373)
July 2015 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $82,847)	1	(4,440)
July 2015 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $422,679)	4	(4,634)
September 2015 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $299,360)	2	(4,898)
September 2015 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $525,000)	6	(5,642)
September 2015 Topix Index Futures Contracts†† (Aggregate Value of Contracts $929,820)	7	(6,172)
September 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $876,850)	10	(7,264)
July 2015 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $168,474)	1	(7,831)
September 2015 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $407,574)	4	(10,223)
August 2015 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $825,600)	48	(12,949)
(Total Aggregate Value of Contracts $6,609,711)		$(49,197)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
August 2015 Lean Hogs Futures Contracts (Aggregate Value of Contracts $594,600)	20	$31,436
August 2015 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $376,988)	9	17,766
August 2015 LME Nickel Futures Contracts (Aggregate Value of Contracts $215,217)	3	17,030
September 2015 Brent Crude Futures Contracts (Aggregate Value of Contracts $448,280)	7	16,852
August 2015 LME Zinc Futures Contracts (Aggregate Value of Contracts $349,151)	7	12,317
September 2015 Copper Futures Contracts (Aggregate Value of Contracts $196,463)	3	9,809
August 2015 Natural Gas Futures Contracts (Aggregate Value of Contracts $169,380)	6	5,862
September 2015 Silver Futures Contracts (Aggregate Value of Contracts $156,850)	2	4,917
August 2015 Low Sulphur Gasoil Futures Contracts (Aggregate Value of Contracts $174,525)	3	4,797
August 2015 LME Lead Futures Contracts (Aggregate Value of Contracts $87,688)	2	2,323
September 2015 Coffee ‘C’ Futures Contracts (Aggregate Value of Contracts $49,031)	1	383
August 2015 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $117,180)	1	64
October 2015 Sugar #11 Futures Contracts (Aggregate Value of Contracts $503,597)	36	(6,907)
September 2015 Corn Futures Contracts (Aggregate Value of Contracts $105,500)	5	(12,580)
September 2015 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $274,050)	9	(22,755)
(Total Aggregate Value of Contracts $3,818,500)		$81,314

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MULTI-HEDGE STRATEGIES FUND

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,435,525)	14	$32,370
September 2015 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $310,473)	3	7,666
July 2015 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $579,088)	17	6,636
September 2015 DAX Index Futures Contracts†† (Aggregate Value of Contracts $306,601)	1	331
July 2015 CAC40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $53,565)	1	32
September 2015 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $454,480)	26	(2,611)
July 2015 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $464,400)	27	(30,499)
(Total Aggregate Value of Contracts $3,604,132)		$13,925

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
September 2015 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $300,688)	2	$(222)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2015 Australian Dollar Futures Contracts (Aggregate Value of Contracts $153,680)	2	$728
September 2015 Swiss Franc Futures Contracts (Aggregate Value of Contracts $268,125)	2	385
September 2015 Japanese Yen Futures Contracts (Aggregate Value of Contracts $1,329,007)	13	(14,758)
(Total Aggregate Value of Contracts $1,750,812)		$(13,645)

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International September 2015 Goldman Sachs Multi- Hedge Strategies Short Index Swap, Terminating 09/14/15[6] (Notional Value $2,596,421)	21,826	$69,225
Goldman Sachs International September 2015 Goldman Sachs Multi- Hedge Strategies Long Index Swap, Terminating 09/14/15[7] (Notional Value $6,652,509)	49,450	$(36,169)

Sector Diversification

Goldman Sachs Multi-Hedge Strategies Short Index Swap6

Sector	% of Index
Industrials	22.9%
Financials	14.4%
Energy	13.7%
Consumer Discretionary	13.1%
Technology	11.9%
Communications	8.2%
Consumer Staples	7.7%
Materials	5.5%
Health Care	2.6%
Total	100.0%

Goldman Sachs Multi-Hedge Strategies Long Index Swap7

Sector	% of Index
Financials	24.3%
Health Care	19.5%
Technology	17.3%
Consumer Discretionary	16.1%
Consumer Staples	6.0%
Materials	5.5%
Communications	5.1%
Energy	3.8%
Industrials	2.1%
Utilities	0.3%
Total	100.0%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
MULTI-HEDGE STRATEGIES FUND

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT PROTECTION PURCHASED††

Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Depreciation
CDX.EM-23 Index	Barclays Bank plc	1.00%	06/20/20	$1,150,000	$1,044,109	$107,909	$(2,019)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security collateral at June 30, 2015.
[2]	All or portion of this security is on loan at June 30, 2015 — See Note 6.
[3]	Affiliated issuer — See Note 11.
[4]	Repurchase Agreements — See Note 5.
[5]	Securities lending collateral — See Note 6.
[6]	Customized basket of 160 exchange-traded equity securities. Total return based on Goldman Sachs Multi-Hedge Strategies Short Index +/- financing at a variable rate.
[7]	Customized basket of 216 exchange-traded equity securities. Total return based on Goldman Sachs Multi-Hedge Strategies Long Index +/- financing at a variable rate.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments in unaffiliated issuers, at value - including $71,686 of securities loaned (cost $34,281,571)	$34,943,154
Investments in affiliated issuers, at value (cost $1,246,365)	1,201,478
Repurchase agreements, at value (cost $8,368,126)	8,368,126
Total investments (cost $43,896,062)	44,512,758
Segregated cash with broker	23,953,427
Cash	446,308
Unamortized upfront premiums paid on credit default swaps	107,909
Unrealized appreciation on swap agreements	69,225
Receivables:
Securities sold	414,285
Dividends	39,426
Fund shares sold	26,389
Securities lending income	151
Total assets	69,569,878

Liabilities:
Securities sold short, at value (proceeds $19,786,741)	19,600,373
Segregated cash from broker	52,260
Unrealized depreciation on swap agreements	38,188
Foreign currency, at value	38,166
(proceeds $38,166)
Payable for:
Securities purchased	700,245
Variation margin	91,781
Return of securities loaned	74,694
Fund shares redeemed	48,819
Management fees	45,586
Swap agreements	3,290
Miscellaneous	34,565
Total liabilities	20,727,967
Commitments and contingent liabilities (Note 13)	—
Net assets	$48,841,911

Net assets consist of:
Paid in capital	$56,285,919
Accumulated net investment loss	(562,694)
Accumulated net realized loss on investments	(7,786,590)
Net unrealized appreciation on investments	905,276
Net assets	$48,841,911
Capital shares outstanding	2,042,638
Net asset value per share	$23.91

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends from securities of unaffiliated issuers	$411,208
Dividends from securities of affiliated issuers	14,939
Interest	1,006
Income from securities lending, net	863
Total investment income	428,016

Expenses:
Management fees	271,360
Short sales dividend expense	217,410
Prime broker interest expense	56,692
Trustees’ fees*	1,148
Custodian fees	46
Miscellaneous	5,904
Total expenses	552,560
Less:
Expenses waived by Adviser	(10,732)
Net expenses	541,828
Net investment loss	(113,812)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliates	1,325,914
Swap agreements	232,468
Futures contracts	744,970
Foreign currency	2,669
Securities sold short	(1,110,369)
Net realized gain	1,195,652
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,159,045)
Investments in affiliated issuers	(44,888)
Securities sold short	893,832
Swap agreements	(77,594)
Futures contracts	(606,932)
Foreign currency	93
Net change in unrealized appreciation (depreciation)	(994,534)
Net realized and unrealized gain	201,118
Net increase in net assets resulting from operations	$87,306

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(113,812)	$(248,170)
Net realized gain on investments	1,195,652	839,654
Net change in unrealized appreciation (depreciation) on investments	(994,534)	1,228,517
Net increase in net assets resulting from operations	87,306	1,820,001

Capital share transactions:
Proceeds from sale of shares	13,048,049	27,006,338
Cost of shares redeemed	(7,018,350)	(8,910,669)
Net increase from capital share transactions	6,029,699	18,095,669
Net increase in net assets	6,117,005	19,915,670

Net assets:
Beginning of period	42,724,906	22,809,236
End of period	$48,841,911	$42,724,906
Accumulated net investment loss at end of period	$(562,694)	$(448,882)

Capital share activity:
Shares sold	538,333	1,179,484
Shares redeemed	(289,536)	(388,228)
Net increase in shares	248,797	791,256

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$23.82	$22.75	$22.38	$22.00	$21.30	$20.06
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.18)	(.15)	(.31)	(.21)	(.37)
Net gain (loss) on investments (realized and unrealized)	.15	1.25	.52	.82	.91	1.61
Total from investment operations	.09	1.07	.37	.51	.70	1.24
Less distributions from:
Net investment income	—	—	—	(.13)	—	—
Total distributions	—	—	—	(.13)	—	—
Net asset value, end of period	$23.91	$23.82	$22.75	$22.38	$22.00	$21.30

Total Return[c]	0.42%	4.66%	1.65%	2.23%	3.38%	6.18%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$48,842	$42,725	$22,809	$22,375	$18,608	$17,637
Ratios to average net assets:
Net investment income (loss)	(0.50%)	(0.79%)	(0.65%)	(1.37%)	(0.96%)	(1.83%)
Total expenses[d]	2.44%	2.50%	2.51%	2.16%	2.55%	3.39%
Net expenses[e]	2.39%	2.45%	2.44%	2.08%	2.44%	3.26%
Portfolio turnover rate	131%	245%	324%	461%	397%	845%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]

Net expense information reflects the expense ratios after expense waivers, and may include interest and dividend expense. Excluding interest and dividend expense related to short sales, operating expense ratios for the period ended June 30, 2015 and years ended December 31 would be:

06/30/15	2014	2013	2012	2011	2010
1.18%	1.17%	1.15%	1.15%	1.17%	1.17%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

FUND PROFILE (Unaudited)	June 30, 2015

COMMODITIES STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities. The Fund’s current benchmark is the S&P Goldman Sachs Commodity Index (“GSCI”)TM (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. Government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: September 30, 2005

The Fund invests principally in derivative investments such as commodity linked futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	26.4%
Guggenheim Strategy Fund I	26.2%
Total	52.6%

“Largest Holdings” exclude any temporary cash or derivative investments.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
COMMODITIES STRATEGY FUND

	Shares	Value

MUTUAL FUNDS†,1 - 52.6%
Guggenheim Strategy Fund II	48,951	$1,219,375
Guggenheim Strategy Fund I	48,745	1,214,727
Total Mutual Funds
(Cost $2,433,223)		2,434,102

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES††,2 - 19.7%
Freddie Mac
0.09% due 10/20/15	$300,000	299,909
0.05% due 07/15/15	165,000	164,997
0.06% due 07/20/15	145,000	144,995
Total Freddie Mac		609,901
Fannie Mae
0.05% due 07/29/15	300,000	299,988
Total Federal Agency Discount Notes
(Cost $909,898)		909,889

REPURCHASE AGREEMENTS††,3 - 16.8%
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	259,483	259,483
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	259,483	259,483
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	259,483	259,483
Total Repurchase Agreements
(Cost $778,449)		778,449

Total Investments - 89.1%
(Cost $4,121,570)		$4,122,440
Other Assets & Liabilities, net - 10.9%		502,045
Total Net Assets - 100.0%		$4,624,485

	Contracts	Unrealized Gain

COMMODITY FUTURES CONTRACTS PURCHASED†
July 2015 Goldman Sachs Commodity Index Futures Contracts (Aggregate Value of Contracts $4,628,400)	42	$34,180

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 11.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

COMMODITIES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $909,898)	$909,889
Investments in affiliated issuers, at value (cost $2,433,223)	2,434,102
Repurchase agreements, at value (cost $778,449)	778,449
Total investments (cost $4,121,570)	4,122,440
Segregated cash with broker	441,000
Receivables:
Variation margin	92,925
Dividends	2,453
Total assets	4,658,818

Liabilities:
Payable for:
Fund shares redeemed	19,139
Management fees	3,005
Securities purchased	2,453
Transfer agent and administrative fees	1,002
Investor service fees	1,002
Portfolio accounting fees	401
Miscellaneous	7,331
Total liabilities	34,333
Commitments and contingent liabilities (Note 13)	—
Net assets	$4,624,485

Net assets consist of:
Paid in capital	$21,387,340
Accumulated net investment loss	(1,760,710)
Accumulated net realized loss on investments	(15,037,195)
Net unrealized appreciation on investments	35,050
Net assets	$4,624,485
Capital shares outstanding	651,443
Net asset value per share	$7.10

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends from securities of affiliated issuers	$12,889
Interest	444
Total investment income	13,333

Expenses:
Management fees	21,328
Transfer agent and administrative fees	6,112
Investor service fees	6,112
Portfolio accounting fees	2,445
Professional fees	4,254
Legal fees	2,297
Custodian fees	299
Trustees’ fees*	192
Miscellaneous	(896)
Total expenses	42,143
Less:
Expenses waived by Adviser	(2,838)
Net expenses	39,305
Net investment loss	(25,972)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(4,933)
Futures contracts	(709,846)
Net realized loss	(714,779)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	8,654
Investments in affiliated issuers	879
Futures contracts	501,935
Net change in unrealized appreciation (depreciation)	511,468
Net realized and unrealized loss	(203,311)
Net decrease in net assets resulting from operations	$(229,283)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

COMMODITIES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(25,972)	$(67,484)
Net realized loss on investments	(714,779)	(1,569,871)
Net change in unrealized appreciation (depreciation) on investments	511,468	(493,581)
Net decrease in net assets resulting from operations	(229,283)	(2,130,936)

Capital share transactions:
Proceeds from sale of shares	8,804,773	19,296,607
Cost of shares redeemed	(8,613,092)	(18,673,674)
Net increase from capital share transactions	191,681	622,933
Net decrease in net assets	(37,602)	(1,508,003)

Net assets:
Beginning of period	4,662,087	6,170,090
End of period	$4,624,485	$4,662,087
Accumulated net investment loss at end of period	$(1,760,710)	$(1,734,738)

Capital share activity:
Shares sold	1,245,288	1,871,383
Shares redeemed	(1,244,512)	(1,789,574)
Net increase in shares	776	81,809

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

COMMODITIES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$7.17	$10.85	$11.21	$11.37	$13.59	$12.58
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	(.11)	(.16)	(.17)	(.22)	(.17)
Net gain (loss) on investments (realized and unrealized)	(.03)	(3.57)	(.20)	.01	(.65)	1.18
Total from investment operations	(.07)	(3.68)	(.36)	(.16)	(.87)	1.01
Less distributions from:
Net investment income	—	—	—	—	(1.35)	—
Total distributions	—	—	—	—	(1.35)	—
Net asset value, end of period	$7.10	$7.17	$10.85	$11.21	$11.37	$13.59

Total Return[c]	(0.84%)	(34.01%)	(3.21%)	(1.41%)	(6.64%)	8.03%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,624	$4,662	$6,170	$7,638	$10,752	$16,006
Ratios to average net assets:
Net investment income (loss)	(1.06%)	(1.04%)	(1.50%)	(1.46%)	(1.59%)	(1.46%)
Total expenses[d]	1.72%	1.71%	1.65%	1.69%	1.76%	1.67%
Net expenses[e]	1.61%	1.62%	1.55%	1.58%	1.64%	1.58%
Portfolio turnover rate	139%	202%	—	—	—	69%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

1. Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts. At June 30, 2015, the Trust consisted of fifty-two funds.

This report covers the Long Short Equity Fund, Global Managed Futures Strategy Fund, Multi-Hedge Strategies Fund and Commodities Strategy Fund (the “Funds”).

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Consolidation of Subsidiary

Each of the consolidated financial statements of the Global Managed Futures Strategy Fund, Multi-Hedge Strategies Fund and Commodities Strategy Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Funds.

Each Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of each Fund’s investment in its respective Subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at June 30, 2015	% of Net Assets of the Fund at June 30, 2015
Global Managed Futures Strategy Fund	11/07/08	$1,165,391	8.7%
Multi-Hedge Strategies Fund	04/15/09	1,732,968	3.5%
Commodities Strategy Fund	07/21/09	892,819	19.3%

Significant Accounting Policies

The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, which approximates market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security). In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

C. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

D. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

Credit default swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Upfront payments received or made by a Fund on credit default swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

F. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

G. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Normally, all such distributions of a fund will automatically be reinvested without charge in additional shares of the same fund. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

H. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

I. The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

J. Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment from the buyer to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer.

The Global Managed Futures Strategy Fund uses derivative instruments to achieve leveraged exposure to their respective underlying indices. Since this Fund’s investment strategies involve consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if it had not been leveraged.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at their annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Long Short Equity Fund	0.90%
Global Managed Futures Strategy Fund	0.90%
Multi-Hedge Strategies Fund	1.15%
Commodities Strategy Fund	0.75%

GI has contractually agreed to waive the management fee it receives from the Subsidiary in an amount equal to the management fee paid to GI by the Subsidiary. This undertaking will continue in effect for so long as the Funds invest in the Subsidiary, and may not be terminated by GI unless GI obtains the prior approval of the Funds’ Board of Trustees for such termination.

As part of its agreement with the Trust, GI will pay all expenses of the Multi-Hedge Strategies Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, subsidiary expenses and extraordinary expenses.

RFS provides transfer agent and administrative services to the Funds for fees calculated at an annual percentage rate of 0.10% of the average daily net assets of the Long Short Equity Fund and Global Managed Futures Fund and at an annual percentage rate of 0.25% of the average daily net assets of the Multi-Hedge Strategies Fund and the Commodities Strategy Fund. Fees related to the Multi-Hedge Strategies Fund are paid by GI as previously noted.

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of Net Assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets. Certain expenses allocated to the Multi-Hedge Strategies Fund are paid by GI, as previously stated.

The Trust has adopted an Investor Services Plan for which GFD and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs. Fees related to the Multi- Hedge Strategies Fund are paid by GI, as previously noted.

If a Fund invests in an affiliated fund, the investing Fund’s Adviser will determine whether to waive fees at the investing fund level. Fee waivers will be calculated at the investing Fund level without regard to any expense cap in effect, if any, for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. During the period ended June 30, 2014, the Multi-Hedge Strategies Fund waived advisory fees of $1 related to investments in affiliated Funds.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ investments at June 30, 2015:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Long Short Equity Fund	$31,254,380	$—	$3,616,159	$—	$—	$34,870,539
Global Managed Futures Strategy Fund	9,713,510	231,190	2,159,064	73,687	—	12,177,451
Multi-Hedge Strategies Fund	36,144,632	201,353	8,368,126	108,494	—	44,822,605
Commodities Strategy Fund	2,434,102	34,180	1,688,337	—	—	4,156,619

Liabilities
Long Short Equity Fund	$11,271,804	$—	$—	$—	$—	$11,271,804
Global Managed Futures Strategy Fund	—	118,418	—	61,971	—	180,389
Multi-Hedge Strategies Fund	19,600,373	135,721	—	71,861	—	19,807,955

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2015, there were no transfers between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

At June 30, 2015, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.04%			0.00%
Due 07/01/15	$29,179,725	$29,179,758	11/15/28	$43,551,200	$29,763,058
			U.S. Treasury Note
			3.00%
			02/28/17	300	315

UMB Financial Corp.			U.S. Treasury Notes
0.04%			3.00% - 4.88%
Due 07/01/15	23,187,913	23,187,939	08/15/16 - 02/28/17	22,333,500	23,651,744

RBC Capital Markets			U.S. TIP Notes
0.04%			1.13% - 2.50%
Due 07/01/15	23,187,913	23,187,939	07/15/16 - 01/15/21	19,521,900	23,651,711

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2015, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
Long Short Equity Fund	$873,889	$896,125
Multi-Hedge Strategies Fund	71,686	74,694

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Cash collateral received was invested in the following joint repurchase agreements at June 30, 2015:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Federal Home Loan Bank
0.09%			0.88% - 2.88%
Due 07/01/15	$754,985	$754,987	06/09/17 - 03/14/25	$273,003	$273,022
			Federal Farm Credit Bank
			2.40%
			06/17/22	130,745	131,900
			Freddie Mac Notes/Bonds
			1.00% - 6.75%
			08/07/17 - 07/15/32	130,371	150,370
			Fannie Mae Interest Strips
			0.00%
			07/15/15 - 07/15/27	100,526	90,299
			U.S. Treasury Note
			2.13%
			06/30/22	82,622	82,971
			Freddie Mac Coupon Strips
			0.00%
			07/15/19 - 09/15/30	54,144	41,527

BNP Paribas Securities Corp.			U.S. Treasury Notes
0.09%			1.13% - 3.25%
Due 07/01/15	120,798	120,798	05/31/16 - 06/15/18	107,335	109,973
			U.S. TIP Bond
			0.13%
			04/15/20	13,007	13,241
			U.S. Treasury Floating Rate Note
			0.09%
			07/31/16	1	1

Barclays Capital, Inc.			U.S. Treasury Note
0.11%			2.00%
Due 07/01/15	49,074	49,074	08/31/21	49,556	50,055
			U.S. Treasury Principal Strip
			0.00%
			02/15/26	1	1

Merrill Lynch, Pierce, Fenner & Smith, Inc.			U.S. Treasury Note
0.11%			1.38%
Due 07/01/15	18,875	18,875	01/31/20	19,290	19,252

There is also $27,087 in segregated cash held as collateral.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

7. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Liquidity	Leverage	Hedging	Income	Speculation
Long Short Equity Fund	x	x	—	x	—	—
Global Managed Futures Strategy Fund	x	x	x	—	—	—
Multi-Hedge Strategies Fund	—	—	—	x	x	x
Commodities Strategy Fund	x	x	—	—	—	—

The following table represents the notional amount of derivative instruments outstanding as an approximate percentage of the Funds’ net assets on a daily basis.

	Approximate percentage of Fund’s Net Assets on a quarterly basis
Fund	Long	Short
Long Short Equity Fund	—	—
Global Managed Futures Strategy Fund	505%	75%
Multi-Hedge Strategies Fund	75%	20%
Commodities Strategy Fund	100%	—

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2015:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency/Interest Rate/Commodity contracts	Variation margin	Variation margin
Equity/Credit contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2015:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Currency Contracts*	Futures Interest Rate Contracts*	Futures Commodity Contracts*	Swaps Credit Default Contracts	Total Value at June 30, 2015
Global Managed Futures Strategy Fund	$19,990	$—	$5,793	$70,173	$208,921	$—	$304,877
Multi-Hedge Strategies Fund	62,264	69,225	2,123	32,287	143,948	—	309,847
Commodities Strategy Fund	—	—	—	—	34,180	—	34,180

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Currency Contracts*	Futures Interest Rate Contracts*	Futures Commodity Contracts*	Swaps Credit Default Contracts	Total Value at June 30, 2015
Global Managed Futures Strategy Fund	$83,584	$—	$18,326	$316	$78,163	$—	$180,389
Multi-Hedge Strategies Fund	97,536	36,169	16,870	222	54,766	2,019	207,582

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Interest Rate/Commodity contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity/Credit contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2015:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Currency Contracts	Futures Interest Rate Contracts	Futures Commodity Contracts	Swaps Credit Default Contracts	Total
Long Short Equity Fund	$24,709	$—	$—	$—	$—	$—	$24,709
Global Managed Futures Strategy Fund	424,839	—	7,268	(309,592)	(171,120)	—	(48,605)
Multi-Hedge Strategies Fund	583,145	233,113	18,717	126,649	16,459	(645)	977,438
Commodities Strategy Fund	—	—	—	—	(709,846)	—	(709,846)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Currency Contracts	Futures Interest Rate Contracts	Futures Commodity Contracts	Swaps Credit Default Contracts	Total
Long Short Equity Fund	$11,556	$—	$—	$—	$—	$—	$11,556
Global Managed Futures Strategy Fund	(100,232)	—	(47,976)	(235,167)	(77,548)	—	(460,923)
Multi-Hedge Strategies Fund	(171,264)	(63,891)	(43,527)	(293,979)	(98,162)	(13,703)	(684,526)
Commodities Strategy Fund	—	—	—	—	501,935	—	501,935

8. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Asset[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Multi-Hedge Strategies Fund	Swap equity contracts	$69,225	$—	$69,225	$—	$—	$69,225

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Multi-Hedge Strategies Fund	Swap equity contracts	$36,169	$—	$36,169	$—	$36,169	$—

[1]	Exchange-traded futures and centrally cleared swaps are excluded from these reported amounts.

9. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

Global Managed Futures Strategy Fund, Multi-Hedge Strategies Fund and Commodities Strategy Fund intend to invest up to 25% of their assets in the Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.

At June 30, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Long Short Equity Fund	$34,159,371	$1,799,430	$(1,088,262)	$711,168
Global Managed Futures Strategy Fund	11,874,042	5,885	(7,353)	(1,468)
Multi-Hedge Strategies Fund	43,918,148	1,626,855	(1,032,245)	594,610
Commodities Strategy Fund	6,119,071	—	(1,996,631)	(1,996,631)

10. Securities Transactions

For the period ended June 30, 2015, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Long Short Equity Fund	$31,748,002	$32,088,035
Global Managed Futures Strategy Fund	1,092,605	1,300,000
Multi-Hedge Strategies Fund	24,432,919	18,259,826
Commodities Strategy Fund	2,606,025	3,500,000

11. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2014 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Transactions during the period ended June 30, 2015 in which the portfolio company is an “affiliated person” are as follows:

Affiliated issuers by Fund	Value 12/31/14	Additions	Reductions	Value 06/30/15	Shares 06/30/15	Investment Income	Realized Gain (Loss)
Long Short Equity Fund
Guggenheim Strategy Fund I	$—	$12,519	$—	$2,030,216	81,469	$12,591	$—
Guggenheim Strategy Fund II	—	82	—	10,953	440	82	—
	—	12,601	—	2,041,169		12,673	—

Global Managed Futures Strategy Fund
Guggenheim Strategy Fund I	—	1,008,521	(1,000,000)	2,014,753	80,849	8,592	(4,019)
Guggenheim Strategy Fund II	—	20,123	(300,000)	2,689,998	107,989	20,238	(1,450)
Guggenheim Strategy Fund III	—	19,159	—	1,995,877	79,963	19,258	—
Guggenheim Variable Insurance Strategy Fund III	—	29,589	—	3,012,882	120,660	29,735	—
	—	1,077,392	(1,300,000)	9,713,510		77,823	(5,469)

Multi-Hedge Strategies Fund
Advent Claymore Convertible Securities and Income Fund	—	—	—	2,724	167	94	—
Advent Claymore Convertible Securities and Income Fund II	—	15,201	—	70,754	11,038	3,113	—
Advent/Claymore Enhanced Growth & Income Fund	—	20,558	—	32,162	3,546	1,489	—
Guggenheim Strategy Fund I	—	1,589	—	257,615	10,338	1,598	—
Guggenheim Strategy Fund II	—	3,934	—	507,226	20,362	3,813	—
Western Asset/Claymore Inflation- Linked Opportunities & Income Fund	—	45,203	—	197,324	17,634	2,934	—
Western Asset/Claymore Inflation-Linked Securities & Income Fund	—	32,080	—	133,673	11,861	1,898	—
	—	118,425	—	1,201,478		14,939	—

Commodities Strategy Fund
Guggenheim Strategy Fund I	—	1,405,794	(1,200,000)	1,214,727	48,745	5,830	(1,965)
Guggenheim Strategy Fund II	—	1,407,020	(1,200,000)	1,219,375	48,951	7,059	(2,967)
	—	2,812,814	(2,400,000)	2,434,102		12,889	(4,932)

12. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 12, 2016. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended June 30, 2015. The Funds did not have any borrowings under this agreement at and for the period ended June 30, 2015.

13. Legal Proceedings

Tribune Company

Rydex Variable Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Variable Trust of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Variable Trust, the proceeds they received in connection with the LBO.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Variable Trust has been named as a defendant in one of the SLCFC actions: Deutsche Bank Trust Co. Americas v. McGurn, No. 11-1510 (S.D.N.Y.). In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. The SLCFC appeals have been fully briefed, and oral argument in front of the U.S. Court of Appeals for the Second Circuit occurred on November 5, 2014. The Court has not yet issued a decision on the appeals.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

None of these lawsuits alleges any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500 2x Strategy Fund, Multi-Cap Core Equity Fund, S&P 500 Pure Value Fund, Hedged Equity Fund and Multi-Hedge Strategies Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $12,580, $2,380, $1,360, $148,376, $2,720, and $119,034, respectively. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Variable Trust was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust action”).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

On April 7, 2014, the plaintiff filed a Third Amended Complaint. In the related action entitled Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust action”), the plaintiff also filed a Second Amended Complaint that alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer. A third related action against the former Lyondell shareholders, Weisfelner, as Trustee of the LB Creditor Trust v. Reichman, Adversary Proceeding No. 12-1570 (Bankr. S.D.N.Y.) (the “Reichman action”), is pending as well.

On May 8, 2014, the plaintiff in the Litigation Trust action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Court held oral argument on the motions to dismiss and on the motion for class certification on January 14 and January 15, 2015. The Court has not yet issued decisions on these motions. Discovery has commenced in these lawsuits.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(concluded)

These lawsuits do not allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,235,952; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $523,200; Multi-Cap Core Equity Fund - $5,760; Hedged Equity Fund - $480; and Multi-Hedge Strategies Fund - $112,848. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

14. New Accounting Pronouncement

In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2014-11, Transfers and Servicing, which addresses concerns about current accounting and disclosures for repurchase agreements and similar transactions. The new disclosure is effective for Funds whose annual periods begin on or after December 31, 2014 and for interim periods beginning on or after March 31, 2015. Management is evaluating the impact of this update on its current disclosures.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Investment Advisory Agreement

The Board of Trustees (the “Board”) of the Rydex Variable Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), at an in-person meeting held on May 18, 2015, called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (the “Adviser”) applicable to each series of the Trust (each, a “Fund” and collectively, the “Funds”), unanimously approved the continuation of both the Investment Advisory Agreement for an additional one-year period, based on the Board’s review of qualitative and quantitative information provided by the Adviser. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreement at an in-person meeting held on April 28, 2015 (together, with the May 18 meeting, the “Meetings”).

In reaching the conclusion to approve the Trust’s Investment Advisory Agreement, the Independent Trustees requested and obtained from the Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Independent Trustees carefully evaluated this information and were advised with respect to their deliberations by independent legal counsel, who attended both Meetings. In addition, the Board also received a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of Investment Advisory Agreement, and the Independent Trustees participated in question and answer sessions with representatives of the Adviser.

In considering the approval of the Investment Advisory Agreement, the Board determined that the agreement would enable shareholders of the Funds to continue to obtain high quality services at a cost that was appropriate, reasonable, and in the best interests of their shareholders. The Board, including the Independent Trustees, unanimously approved the Investment Advisory Agreement. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser that the Board had received relating to the Investment Advisory Agreement at the Meetings. The Board noted that, at the Meetings, they had obtained and reviewed a wide variety of information, including FUSE reports (described below) that provide comparative information regarding each Fund’s fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds.

As a part of their consideration of the approval of the Investment Advisory Agreement at the Meetings, the Board, including the Independent Trustees, had evaluated a number of considerations, including among others: (a) the nature, extent and quality of the Adviser’s investment advisory and other services; (b) the Adviser’s investment management personnel; (c) the Adviser’s operations and financial condition; (d) the Adviser’s brokerage practices (including any soft dollar arrangements) and the variety and complexity of its investment strategies; (e) a comparison of the Funds’ advisory fees to the fees charged to comparable funds or accounts, paying special attention to economies of scale and the absence of breakpoints in these fees and the Adviser’s rationale for not including breakpoints; (f) each Fund’s overall fees and operating expenses compared with those of peer funds; (g) the Adviser’s profitability from its Fund-related operations; (h) the Adviser’s compliance systems; (i) the Adviser’s policies and compliance procedures; (j) the Adviser’s

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(concluded)

reputation, expertise and resources in the financial markets; and (k) Fund performance compared with that of peer funds and/or appropriate benchmarks. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations at the Meeting, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Investment Advisory Agreement were fair and reasonable; (b) concluded that the Adviser’s fees were reasonable in light of the services that they provide to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

●

Nature, Extent and Quality of Services Provided by the Adviser. At the Meetings, the Board evaluated, among other things, the Adviser’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of its investment strategies, brokerage practices, and the adequacy of its compliance systems. The Board reviewed the scope of services to be provided by the Adviser under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Adviser for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Adviser’s representations to the Board that the Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

●

Fund Expenses and Performance of the Funds and the Adviser. At the Meetings, the Board reviewed statistical information provided by the Adviser regarding the expense ratio components and performance of each Fund. The Adviser engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board compare the Funds’ fees, expenses and total return performance with those of a peer group and peer universe of Funds selected by FUSE. Each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry) determined by FUSE to comprise a Fund’s applicable peer group. The Board also considered the Adviser’s representation that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one-, three-, and five-year performance for each Fund compared to its peers.

●

Costs of Services Provided to the Funds and Profits Realized by the Adviser and its Affiliates. At the Meetings, the Board reviewed information about the profitability of the Funds to the Adviser based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser, and reviewed reports prepared by FUSE comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed information regarding the direct revenue received by the Adviser and ancillary revenue received by the Adviser and/or its affiliates in connection with the services provided to the Funds by the Adviser and/or its affiliates. The Board also discussed the Adviser’s profit margin, including the methodology used, as reflected in the profitability in the Adviser’s profitability analysis.

●

Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board considered the absence of breakpoints in the Adviser’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that the Funds have not yet achieved sufficient asset levels to realize significant economies of scale.

●

Other Benefits to the Adviser and/or its Affiliates. In addition to evaluating the services provided by the Adviser, the Board considered the nature, extent, quality and cost of certain administrative, distribution, and shareholder services performed by the Adviser’s affiliates under separate agreements and the Trust’s Investor Services Plan.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement for the Funds were reasonable, and that approval of the Investment Advisory Agreement was in the best interests of the Funds.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	221

Clear Spring Life Insurance Company (2015-present); Guggenheim Part-ners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Com-pany (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Corey A. Colehour (1945)	Trustee and Member of the Audit, Governance, Nominating, and Investment and Performance Committees from 1998 to present.	Retired.	133	None.
J. Kenneth Dalton (1941)	Trustee, Member and Chairman of the Audit Committee, and Member of the Governance and Nominating Committees from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	133	Trustee of Epiphany Funds (4) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board of Trustees from 2014 to present; Trustee from 1998 to present and Chairman of the Board from 2006 to 2014; Member and Chairman of the Audit Committee from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	133	None.

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - concluded
Werner E. Keller (1940)	Chairman of the Board from 2014 to present; Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	133	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	133	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee, Member of the Audit Committee, and Chairman and Member of the Governance and Nominating Committees from 1998 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	133	None.

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).

Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Paul J. Davio (1972)	Assistant Treasurer (2014-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2006-present).

Former: Manager, Mutual Fund Administration, Guggenheim Investments (2003-2006).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

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6.30.2015

Rydex Variable Trust Semi-Annual Report

Domestic Equity Funds
Nova Fund
Inverse S&P 500® Strategy Fund
NASDAQ-100® Fund
Inverse NASDAQ-100® Strategy Fund
S&P 500® 2x Strategy Fund
NASDAQ-100® 2x Strategy Fund
Mid-Cap 1.5x Strategy Fund
Inverse Mid-Cap Strategy Fund
Russell 2000® 2x Strategy Fund
Russell 2000® 1.5x Strategy Fund
Inverse Russell 2000® Strategy Fund
Dow 2x Strategy Fund
Inverse Dow 2x Strategy Fund

Fixed Income Funds
Government Long Bond 1.2x Strategy Fund
Inverse Government Long Bond Strategy Fund
High Yield Strategy Fund

Money Market Fund
U.S. Government Money Market Fund

RVATB1-SEMI-0615x1215	guggenheiminvestments.com

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC.

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	5
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
NOVA FUND	8
INVERSE S&P 500® STRATEGY FUND	18
NASDAQ-100® FUND	23
INVERSE NASDAQ-100® STRATEGY FUND	30
S&P 500® 2x STRATEGY FUND	35
NASDAQ-100® 2x STRATEGY FUND	45
MID-CAP 1.5x STRATEGY FUND	52
INVERSE MID-CAP STRATEGY FUND	61
RUSSELL 2000® 2x STRATEGY FUND	66
RUSSELL 2000® 1.5x STRATEGY FUND	90
INVERSE RUSSELL 2000® STRATEGY FUND	115
DOW 2x STRATEGY FUND	120
INVERSE DOW 2x STRATEGY FUND	126
GOVERNMENT LONG BOND 1.2x STRATEGY FUND	131
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	136
HIGH YIELD STRATEGY FUND	141
U.S. GOVERNMENT MONEY MARKET FUND	146
NOTES TO FINANCIAL STATEMENTS	151
OTHER INFORMATION	170
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	172
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	175

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2015

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for Funds that are part of the Rydex Variable Trust. This report covers performance of the Funds for the semi-annual period ended June 30, 2015.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
July 31, 2015

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2015

The U.S. economy rebounded in the second quarter of 2015 after a poor first quarter, with recent positive employment, retail sales, and housing data. Data from the Bureau of Labor Statistics showed a 280,000 increase in employment in May. Also in May, building permits rose 11.8%, better than the 3.5% decline forecast by economists. Among the most positive surprises was the return of the consumer, with the May retail sales report showing a 1.2% jump, which should contribute to a positive second-quarter GDP growth rate. Summer retail sales are a little bumpy so far, but the likelihood that the U.S. economy will suffer a recession in the next year or two appears now to be remote.

In Europe, the immediate risk of a Greek exit has lessened, although the solution is far from clear or concrete. Global markets calmed after a tentative deal on Greece, but China may pose a bigger problem. Following a dramatic equity market selloff, Chinese leaders have implemented an aggressive set of reforms and rescue operations to halt the slide. In the near term, these measures appear to have had success, but there is still significant downside risk in the equity market and the Chinese economy.

As for developments at the U.S. Federal Reserve (the “Fed”), we still expect the Fed to raise interest rates in September, which may cause further deterioration in prices. September is not a date set in stone, but the bottom line is that a rate hike is coming. It is worth noting that historical tightening cycles with slow and anticipated rate rises can actually result in significant risk asset rallies.

The combination of higher rate volatility, relative value opportunities, and strong U.S. economic data has allowed risk assets, including equities, high-yield bonds, and bank loans, to outperform less risky Treasuries and investment-grade corporate bonds through June 2015. Yet, despite the fact that risky assets are leading the pack in performance, tepid year-to-date returns of less than 3% across all risk assets including equities, preferreds, bank loans, and high-yield bonds, suggest that markets may be fully priced.

Before the mid-year, there was a high level of complacency in the market and it was evidenced by stocks trading around their highs and low dispersion among analysts’ year-end predictions, which indicated a worrying lack of uncertainty. In July, after the period end, the market has faced a rocky patch, with large swings triggered by global concerns. These concerns have not completely abated, and we could see additional turbulence ahead.

For the six-month period ended June 30, 2015, the Standard & Poor’s 500® (“S&P 500”) Index* returned 1.23%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 5.52%. The return of the MSCI Emerging Markets Index* was 2.95%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a -0.10% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 2.53%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.01% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	June 30, 2015

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$ 10.00
Day 1	106	6.0%	9.0%	$ 10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2014 and ending June 30, 2015.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2014	Ending Account Value June 30, 2015	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Nova Fund	1.50%	0.67%	$ 1,000.00	$ 1,006.70	$ 7.46
Inverse S&P 500® Strategy Fund	1.63%	(2.34%)	1,000.00	976.60	7.99
NASDAQ-100® Fund	1.52%	3.68%	1,000.00	1,036.80	7.68
Inverse NASDAQ-100® Strategy Fund	1.68%	(5.25%)	1,000.00	947.50	8.11
S&P 500® 2x Strategy Fund	1.65%	0.62%	1,000.00	1,006.20	8.21
NASDAQ-100® 2x Strategy Fund	1.67%	6.78%	1,000.00	1,067.80	8.56
Mid-Cap 1.5x Strategy Fund	1.64%	5.31%	1,000.00	1,053.10	8.35
Inverse Mid-Cap Strategy Fund	1.64%	(5.20%)	1,000.00	948.00	7.92
Russell 2000® 2x Strategy Fund	1.69%	7.25%	1,000.00	1,072.50	8.68
Russell 2000® 1.5x Strategy Fund	1.68%	5.89%	1,000.00	1,058.90	8.58
Inverse Russell 2000® Strategy Fund	1.69%	(6.24%)	1,000.00	937.60	8.12
Dow 2x Strategy Fund	1.70%	(1.85%)	1,000.00	981.50	8.35
Inverse Dow 2x Strategy Fund	1.70%	(3.22%)	1,000.00	967.80	8.29
Government Long Bond 1.2x Strategy Fund	1.20%	(8.67%)	1,000.00	913.30	5.69
Inverse Government Long Bond Strategy Fund	3.53%	4.56%	1,000.00	1,045.60	17.90
High Yield Strategy Fund	1.47%	0.95%	1,000.00	1,009.50	7.32
U.S. Government Money Market Fund	0.07%	0.00%	1,000.00	1,000.00	0.35

Table 2. Based on hypothetical 5% return (before expenses)
Nova Fund	1.50%	5.00%	$ 1,000.00	$ 1,017.36	$ 7.50
Inverse S&P 500® Strategy Fund	1.63%	5.00%	1,000.00	1,016.71	8.15
NASDAQ-100® Fund	1.52%	5.00%	1,000.00	1,017.26	7.60
Inverse NASDAQ-100® Strategy Fund	1.68%	5.00%	1,000.00	1,016.46	8.40
S&P 500® 2x Strategy Fund	1.65%	5.00%	1,000.00	1,016.61	8.25
NASDAQ-100® 2x Strategy Fund	1.67%	5.00%	1,000.00	1,016.51	8.35
Mid-Cap 1.5x Strategy Fund	1.64%	5.00%	1,000.00	1,016.66	8.20
Inverse Mid-Cap Strategy Fund	1.64%	5.00%	1,000.00	1,016.66	8.20
Russell 2000® 2x Strategy Fund	1.69%	5.00%	1,000.00	1,016.41	8.45
Russell 2000® 1.5x Strategy Fund	1.68%	5.00%	1,000.00	1,016.46	8.40
Inverse Russell 2000® Strategy Fund	1.69%	5.00%	1,000.00	1,016.41	8.45
Dow 2x Strategy Fund	1.70%	5.00%	1,000.00	1,016.36	8.50
Inverse Dow 2x Strategy Fund	1.70%	5.00%	1,000.00	1,016.36	8.50
Government Long Bond 1.2x Strategy Fund	1.20%	5.00%	1,000.00	1,018.84	6.01
Inverse Government Long Bond Strategy Fund	3.53%	5.00%	1,000.00	1,007.29	17.57
High Yield Strategy Fund	1.47%	5.00%	1,000.00	1,017.50	7.35
U.S. Government Money Market Fund	0.07%	5.00%	1,000.00	1,024.45	0.35

[1]

This ratio represents annualized Net Expenses, which include interest expense related to securities sold short. Excluding short interest expense, the operating expense ratio of the Inverse Government Long Bond Strategy Fund would be 1.65%. Excludes expenses of the underlying funds in which the Funds invest.

[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2014 to June 30, 2015.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	June 30, 2015

NOVA FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. Government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 7, 1997

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	9.1%
Apple, Inc.	2.2%
Microsoft Corp.	1.1%
Exxon Mobil Corp.	1.1%
Johnson & Johnson	0.8%
General Electric Co.	0.8%
Wells Fargo & Co.	0.8%
JPMorgan Chase & Co.	0.8%
Berkshire Hathaway, Inc. — Class B	0.8%
Procter & Gamble Co.	0.7%
Top Ten Total	18.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
NOVA FUND

	Shares	Value

COMMON STOCKS† - 56.7%

Consumer, Non-cyclical - 13.6%
Johnson & Johnson	3,276	$319,280
Procter & Gamble Co.	3,205	250,759
Pfizer, Inc.	7,273	243,864
Gilead Sciences, Inc.	1,736	203,251
Merck & Company, Inc.	3,337	189,975
Coca-Cola Co.	4,634	181,793
PepsiCo, Inc.	1,744	162,785
Philip Morris International, Inc.	1,830	146,711
Allergan plc*	464	140,805
Amgen, Inc.	898	137,861
UnitedHealth Group, Inc.	1,124	137,127
AbbVie, Inc.	2,031	136,463
Bristol-Myers Squibb Co.	1,969	131,017
Medtronic plc	1,683	124,709
Altria Group, Inc.	2,323	113,618
Biogen, Inc.*	278	112,295
Celgene Corp.*	937	108,444
MasterCard, Inc. — Class A	1,145	107,035
Eli Lilly & Co.	1,154	96,347
Abbott Laboratories	1,759	86,332
Mondelez International, Inc. — Class A	1,921	79,029
Express Scripts Holding Co.*	861	76,578
Colgate-Palmolive Co.	1,004	65,672
Danaher Corp.	727	62,224
McKesson Corp.	274	61,598
Kraft Foods Group, Inc.	700	59,598
Aetna, Inc.	412	52,514
Anthem, Inc.	312	51,212
Cigna Corp.	304	49,248
Alexion Pharmaceuticals, Inc.*	264	47,723
Kimberly-Clark Corp.	430	45,567
Regeneron Pharmaceuticals, Inc.*	89	45,402
Baxter International, Inc.	643	44,965
Automatic Data Processing, Inc.	555	44,528
Kroger Co.	579	41,983
General Mills, Inc.	704	39,227
Reynolds American, Inc.	491	36,658
Vertex Pharmaceuticals, Inc.*	288	35,562
Archer-Daniels-Midland Co.	733	35,345
Becton Dickinson and Co.	247	34,988
Humana, Inc.	177	33,857
Stryker Corp.	353	33,736
Mylan N.V.*	486	32,980
Cardinal Health, Inc.	391	32,707
McGraw Hill Financial, Inc.	323	32,445
Perrigo Company plc	173	31,976
HCA Holdings, Inc.*	343	31,117
Zoetis, Inc.	591	28,498
Boston Scientific Corp.*	1,584	28,037
AmerisourceBergen Corp. — Class A	247	26,266
Sysco Corp.	701	25,306
St. Jude Medical, Inc.	331	24,186
Constellation Brands, Inc. — Class A	200	23,204
Monster Beverage Corp.*	173	23,185
Estee Lauder Companies, Inc. — Class A	264	22,878
Moody’s Corp.	210	22,672
ConAgra Foods, Inc.	504	22,035
Zimmer Biomet Holdings, Inc.	201	21,955
Mead Johnson Nutrition Co. — Class A	239	21,563
Intuitive Surgical, Inc.*	44	21,318
Endo International plc*	240	19,116
Kellogg Co.	296	18,559
Brown-Forman Corp. — Class B	184	18,433
Hospira, Inc.*	204	18,097
Edwards Lifesciences Corp.*	127	18,089
Whole Foods Market, Inc.	423	16,683
Dr Pepper Snapple Group, Inc.	226	16,475
Mallinckrodt plc*	138	16,245
DaVita HealthCare Partners, Inc.*	203	16,132
Clorox Co.	155	16,123
Hershey Co.	173	15,368
Universal Health Services, Inc. — Class B	108	15,347
CR Bard, Inc.	88	15,022
Tyson Foods, Inc. — Class A	345	14,707
Laboratory Corporation of America Holdings*	119	14,425
Henry Schein, Inc.*	99	14,070
Equifax, Inc.	141	13,690
Molson Coors Brewing Co. — Class B	189	13,194
Western Union Co.	610	12,401
JM Smucker Co.	114	12,359
Quest Diagnostics, Inc.	170	12,328
McCormick & Company, Inc.	151	12,223
Coca-Cola Enterprises, Inc.	253	10,990
Keurig Green Mountain, Inc.	136	10,422
United Rentals, Inc.*	115	10,076
Campbell Soup Co.	210	10,007
Varian Medical Systems, Inc.*	118	9,951
H&R Block, Inc.	325	9,636
Cintas Corp.	112	9,474
Hormel Foods Corp.	159	8,963
Robert Half International, Inc.	160	8,880
DENTSPLY International, Inc.	165	8,506
Total System Services, Inc.	194	8,103
Quanta Services, Inc.*	250	7,205
ADT Corp.	202	6,781
Tenet Healthcare Corp.*	117	6,772
Avery Dennison Corp.	108	6,582
Patterson Companies, Inc.	101	4,914
Total Consumer, Non-cyclical		5,156,361

Financial - 9.7%
Wells Fargo & Co.	5,535	311,288
JPMorgan Chase & Co.	4,384	297,061
Berkshire Hathaway, Inc. — Class B*	2,154	293,181
Bank of America Corp.	12,405	211,133

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
NOVA FUND

	Shares	Value

Citigroup, Inc.	3,584	$197,980
Visa, Inc. — Class A	2,283	153,303
Goldman Sachs Group, Inc.	475	99,175
American International Group, Inc.	1,575	97,366
U.S. Bancorp	2,094	90,880
American Express Co.	1,032	80,207
MetLife, Inc.	1,318	73,794
Morgan Stanley	1,815	70,404
Simon Property Group, Inc.	368	63,671
PNC Financial Services Group, Inc.	612	58,538
Capital One Financial Corp.	645	56,741
Bank of New York Mellon Corp.	1,325	55,611
BlackRock, Inc. — Class A	150	51,897
Prudential Financial, Inc.	535	46,823
American Tower Corp. — Class A	500	46,645
Charles Schwab Corp.	1,365	44,567
ACE Ltd.	386	39,248
State Street Corp.	486	37,422
Travelers Companies, Inc.	376	36,344
Marsh & McLennan Companies, Inc.	636	36,062
CME Group, Inc. — Class A	375	34,897
BB&T Corp.	863	34,788
Aon plc	333	33,193
Crown Castle International Corp.	399	32,040
Aflac, Inc.	513	31,909
Public Storage	172	31,712
Allstate Corp.	483	31,332
Equity Residential	430	30,172
Discover Financial Services	523	30,135
Intercontinental Exchange, Inc.	132	29,517
Health Care REIT, Inc.	415	27,236
Ameriprise Financial, Inc.	214	26,735
SunTrust Banks, Inc.	610	26,242
Chubb Corp.	271	25,783
AvalonBay Communities, Inc.	156	24,940
Ventas, Inc.	391	24,277
T. Rowe Price Group, Inc.	310	24,096
Prologis, Inc.	619	22,965
Franklin Resources, Inc.	461	22,603
Boston Properties, Inc.	181	21,908
Alliance Data Systems Corp.*	73	21,312
Hartford Financial Services Group, Inc.	496	20,619
Fifth Third Bancorp	957	19,925
HCP, Inc.	545	19,876
Northern Trust Corp.	259	19,803
Vornado Realty Trust	207	19,651
M&T Bank Corp.	157	19,614
Weyerhaeuser Co.	612	19,278
Invesco Ltd.	509	19,082
General Growth Properties, Inc.	743	19,065
Host Hotels & Resorts, Inc.	895	17,748
Lincoln National Corp.	299	17,707
Progressive Corp.	631	17,561
Equinix, Inc.	67	17,018
Principal Financial Group, Inc.	324	16,618
Regions Financial Corp.	1,583	16,400
Essex Property Trust, Inc.	77	16,363
KeyCorp	1,002	15,050
Affiliated Managers Group, Inc.*	65	14,209
Loews Corp.	351	13,517
XL Group plc — Class A	362	13,466
SL Green Realty Corp.	118	12,967
Macerich Co.	166	12,384
CBRE Group, Inc. — Class A*	330	12,210
Realty Income Corp.	275	12,207
Kimco Realty Corp.	488	11,000
Huntington Bancshares, Inc.	955	10,801
Comerica, Inc.	210	10,777
Unum Group	295	10,546
E*TRADE Financial Corp.*	342	10,243
Cincinnati Financial Corp.	175	8,782
Torchmark Corp.	149	8,675
Plum Creek Timber Company, Inc.	207	8,398
Navient Corp.	460	8,377
Zions Bancorporation	240	7,616
Iron Mountain, Inc.	221	6,851
NASDAQ OMX Group, Inc.	140	6,833
Apartment Investment & Management Co. — Class A	185	6,832
Legg Mason, Inc.	115	5,926
People’s United Financial, Inc.	365	5,916
Hudson City Bancorp, Inc.	569	5,622
Assurant, Inc.	81	5,427
Genworth Financial, Inc. — Class A*	588	4,451
Total Financial		3,682,544

Technology - 7.6%
Apple, Inc.	6,805	853,517
Microsoft Corp.	9,556	421,897
International Business Machines Corp.	1,082	175,998
Intel Corp.	5,604	170,445
Oracle Corp.	3,766	151,770
QUALCOMM, Inc.	1,925	120,563
Accenture plc — Class A	740	71,617
Hewlett-Packard Co.	2,134	64,041
Texas Instruments, Inc.	1,229	63,306
EMC Corp.	2,294	60,538
Salesforce.com, Inc.*	720	50,134
Adobe Systems, Inc.*	561	45,447
Cognizant Technology Solutions Corp. — Class A*	721	44,046
Avago Technologies Ltd.	303	40,278
Broadcom Corp. — Class A	642	33,057
Intuit, Inc.	326	32,851
Applied Materials, Inc.	1,455	27,965
Cerner Corp.*	362	25,000
Electronic Arts, Inc.*	367	24,406

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
NOVA FUND

	Shares	Value

Micron Technology, Inc.*	1,273	$23,983
Analog Devices, Inc.	370	23,748
Skyworks Solutions, Inc.	226	23,527
Fiserv, Inc.*	280	23,192
Fidelity National Information Services, Inc.	335	20,703
Western Digital Corp.	256	20,076
Altera Corp.	356	18,227
Paychex, Inc.	386	18,096
Seagate Technology plc	375	17,813
Red Hat, Inc.*	217	16,477
Lam Research Corp.	187	15,212
Akamai Technologies, Inc.*	211	14,732
SanDisk Corp.	246	14,322
Qorvo, Inc.*	177	14,208
Autodesk, Inc.*	269	13,470
Xilinx, Inc.	305	13,469
Citrix Systems, Inc.*	189	13,260
Xerox Corp.	1,226	13,045
Linear Technology Corp.	282	12,473
NVIDIA Corp.	604	12,146
NetApp, Inc.	368	11,614
Microchip Technology, Inc.	239	11,335
CA, Inc.	374	10,954
Computer Sciences Corp.	163	10,699
KLA-Tencor Corp.	189	10,624
Teradata Corp.*	168	6,216
Dun & Bradstreet Corp.	43	5,246
Pitney Bowes, Inc.	238	4,953
Total Technology		2,890,696

Communications - 6.7%
Verizon Communications, Inc.	4,818	224,567
AT&T, Inc.	6,134	217,880
Facebook, Inc. — Class A*	2,488	213,383
Walt Disney Co.	1,844	210,474
Amazon.com, Inc.*	451	195,775
Google, Inc. — Class A*	338	182,534
Comcast Corp. — Class A	2,969	178,557
Google, Inc. — Class C*	339	176,453
Cisco Systems, Inc.	6,008	164,979
Time Warner, Inc.	974	85,137
eBay, Inc.*	1,306	78,673
Priceline Group, Inc.*	61	70,234
Twenty-First Century Fox, Inc. — Class A	2,090	68,019
Time Warner Cable, Inc.	334	59,509
DIRECTV*	594	55,117
Netflix, Inc.*	72	47,300
Yahoo!, Inc.*	1,031	40,508
CBS Corp. — Class B	535	29,692
Viacom, Inc. — Class B	422	27,278
Omnicom Group, Inc.	289	20,082
CenturyLink, Inc.	666	19,567
Nielsen N.V.	436	19,520
Symantec Corp.	804	18,693
Level 3 Communications, Inc.*	348	18,329
Expedia, Inc.	118	12,903
Motorola Solutions, Inc.	219	12,557
TripAdvisor, Inc.*	132	11,502
Juniper Networks, Inc.	415	10,778
F5 Networks, Inc.*	85	10,230
Discovery Communications, Inc. — Class C*	308	9,573
Interpublic Group of Companies, Inc.	488	9,404
News Corp. — Class A*	591	8,623
TEGNA, Inc.	268	8,595
VeriSign, Inc.*	124	7,653
Scripps Networks Interactive, Inc. — Class A	112	7,321
Frontier Communications Corp.	1,357	6,717
Cablevision Systems Corp. — Class A	260	6,224
Discovery Communications, Inc. — Class A*	176	5,854
Total Communications		2,550,194

Consumer, Cyclical - 5.8%
Home Depot, Inc.	1,534	170,474
CVS Health Corp.	1,333	139,805
Wal-Mart Stores, Inc.	1,864	132,214
McDonald’s Corp.	1,132	107,619
Starbucks Corp.	1,772	95,006
NIKE, Inc. — Class B	823	88,900
Walgreens Boots Alliance, Inc.	1,031	87,058
Lowe’s Companies, Inc.	1,102	73,801
Ford Motor Co.	4,696	70,487
Costco Wholesale Corp.	519	70,096
Target Corp.	754	61,549
TJX Companies, Inc.	804	53,201
General Motors Co.	1,595	53,161
Yum! Brands, Inc.	511	46,031
Delta Air Lines, Inc.	970	39,847
Johnson Controls, Inc.	773	38,287
American Airlines Group, Inc.	818	32,667
Delphi Automotive plc	341	29,016
VF Corp.	402	28,034
Dollar General Corp.	351	27,287
O’Reilly Automotive, Inc.*	119	26,892
Macy’s, Inc.	397	26,785
PACCAR, Inc.	419	26,736
Carnival Corp.	533	26,325
Southwest Airlines Co.	789	26,108
L Brands, Inc.	290	24,862
AutoZone, Inc.*	37	24,675
Ross Stores, Inc.	489	23,770
Chipotle Mexican Grill, Inc. — Class A*	37	22,385
Dollar Tree, Inc.*	244	19,274
Marriott International, Inc. — Class A	244	18,151
Under Armour, Inc. — Class A*	199	16,605
WW Grainger, Inc.	70	16,565
Starwood Hotels & Resorts Worldwide, Inc.	202	16,380
CarMax, Inc.*	247	16,354
Genuine Parts Co.	180	16,115

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
NOVA FUND

	Shares	Value

Whirlpool Corp.	93	$16,094
Hanesbrands, Inc.	474	15,794
Royal Caribbean Cruises Ltd.	195	15,345
BorgWarner, Inc.	267	15,176
Kohl’s Corp.	234	14,651
Tractor Supply Co.	161	14,480
Mohawk Industries, Inc.*	73	13,936
Bed Bath & Beyond, Inc.*	202	13,934
Harley-Davidson, Inc.	247	13,918
Fastenal Co.	321	13,540
Newell Rubbermaid, Inc.	317	13,032
Nordstrom, Inc.	167	12,442
Tiffany & Co.	133	12,209
The Gap, Inc.	311	11,871
Wyndham Worldwide Corp.	142	11,631
Staples, Inc.	757	11,590
PVH Corp.	98	11,290
Best Buy Company, Inc.	346	11,283
Coach, Inc.	326	11,283
DR Horton, Inc.	394	10,780
Lennar Corp. — Class A	211	10,769
Darden Restaurants, Inc.	149	10,591
Mattel, Inc.	400	10,276
Michael Kors Holdings Ltd.*	235	9,891
Hasbro, Inc.	132	9,872
Harman International Industries, Inc.	81	9,634
Goodyear Tire & Rubber Co.	319	9,618
Wynn Resorts Ltd.	96	9,472
Ralph Lauren Corp. — Class A	71	9,398
Family Dollar Stores, Inc.	114	8,984
Leggett & Platt, Inc.	163	7,935
PulteGroup, Inc.	388	7,818
AutoNation, Inc.*	89	5,605
GameStop Corp. — Class A	126	5,413
Urban Outfitters, Inc.*	115	4,025
Fossil Group, Inc.*	51	3,537
Total Consumer, Cyclical		2,189,639

Industrial - 5.6%
General Electric Co.	11,901	316,209
3M Co.	749	115,570
United Technologies Corp.	978	108,490
Boeing Co.	760	105,427
Union Pacific Corp.	1,034	98,612
Honeywell International, Inc.	923	94,118
United Parcel Service, Inc. — Class B	820	79,466
Thermo Fisher Scientific, Inc.	470	60,987
Caterpillar, Inc.	713	60,476
Lockheed Martin Corp.	316	58,744
FedEx Corp.	311	52,994
General Dynamics Corp.	369	52,284
Emerson Electric Co.	789	43,734
Deere & Co.	394	38,238
CSX Corp.	1,167	38,103
Eaton Corporation plc	552	37,255
Illinois Tool Works, Inc.	400	36,716
Northrop Grumman Corp.	229	36,326
Raytheon Co.	360	34,445
Precision Castparts Corp.	163	32,579
Norfolk Southern Corp.	360	31,450
TE Connectivity Ltd.	480	30,864
Corning, Inc.	1,487	29,339
Cummins, Inc.	198	25,976
Waste Management, Inc.	503	23,314
Amphenol Corp. — Class A	365	21,159
Ingersoll-Rand plc	313	21,102
Roper Technologies, Inc.	119	20,523
Rockwell Automation, Inc.	159	19,818
Stanley Black & Decker, Inc.	182	19,154
Tyco International plc	497	19,125
Parker-Hannifin Corp.	164	19,078
MeadWestvaco Corp.	395	18,640
Pall Corp.	126	15,681
AMETEK, Inc.	285	15,612
Agilent Technologies, Inc.	394	15,201
Textron, Inc.	328	14,639
Pentair plc	212	14,575
Rockwell Collins, Inc.	156	14,407
Stericycle, Inc.*	100	13,391
Dover Corp.	189	13,264
Vulcan Materials Co.	157	13,177
Sealed Air Corp.	248	12,742
Waters Corp.*	98	12,581
Kansas City Southern	131	11,947
Republic Services, Inc. — Class A	295	11,555
Ball Corp.	163	11,434
Harris Corp.	146	11,229
L-3 Communications Holdings, Inc.	97	10,998
Snap-on, Inc.	69	10,988
Masco Corp.	411	10,961
CH Robinson Worldwide, Inc.	172	10,731
Expeditors International of Washington, Inc.	226	10,420
Martin Marietta Materials, Inc.	73	10,330
Fluor Corp.	174	9,224
J.B. Hunt Transport Services, Inc.	109	8,948
Flowserve Corp.	159	8,373
Xylem, Inc.	214	7,933
PerkinElmer, Inc.	134	7,054
Allegion plc	113	6,796
Garmin Ltd.	142	6,238
Jacobs Engineering Group, Inc.*	148	6,012
Ryder System, Inc.	63	5,504
FLIR Systems, Inc.	166	5,116
Owens-Illinois, Inc.*	190	4,359
Joy Global, Inc.	115	4,163
Total Industrial		2,145,898

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
NOVA FUND

	Shares	Value

Energy - 4.5%
Exxon Mobil Corp.	4,939	$410,925
Chevron Corp.	2,221	214,260
Schlumberger Ltd.	1,500	129,285
ConocoPhillips	1,456	89,413
Kinder Morgan, Inc.	2,048	78,623
Occidental Petroleum Corp.	907	70,537
EOG Resources, Inc.	648	56,733
Phillips 66	641	51,639
Anadarko Petroleum Corp.	600	46,836
Williams Companies, Inc.	796	45,682
Halliburton Co.	1,005	43,285
Valero Energy Corp.	601	37,623
Marathon Petroleum Corp.	642	33,583
Baker Hughes, Inc.	513	31,652
Devon Energy Corp.	456	27,127
Spectra Energy Corp.	793	25,852
Apache Corp.	445	25,645
Pioneer Natural Resources Co.	176	24,409
National Oilwell Varco, Inc.	458	22,112
Marathon Oil Corp.	797	21,152
Noble Energy, Inc.	457	19,505
Hess Corp.	289	19,328
Cabot Oil & Gas Corp. — Class A	489	15,423
Equities Corp.	180	14,641
Tesoro Corp.	149	12,577
Cimarex Energy Co.	111	12,244
Cameron International Corp.*	226	11,836
FMC Technologies, Inc.*	273	11,327
Southwestern Energy Co.*	457	10,388
ONEOK, Inc.	247	9,752
Range Resources Corp.	197	9,728
Helmerich & Payne, Inc.	127	8,943
Murphy Oil Corp.	198	8,231
Newfield Exploration Co.*	192	6,935
Chesapeake Energy Corp.	610	6,814
Transocean Ltd.[1]	403	6,496
Ensco plc — Class A	276	6,147
CONSOL Energy, Inc.	270	5,870
Noble Corporation plc	286	4,402
First Solar, Inc.*	89	4,181
Diamond Offshore Drilling, Inc.	79	2,039
Total Energy		1,693,180

Utilities - 1.6%
Duke Energy Corp.	817	57,696
NextEra Energy, Inc.	525	51,465
Dominion Resources, Inc.	701	46,877
Southern Co.	1,073	44,959
Exelon Corp.	1,017	31,954
American Electric Power Company, Inc.	579	30,670
PG&E Corp.	567	27,840
Sempra Energy	275	27,209
Public Service Enterprise Group, Inc.	598	23,489
PPL Corp.	789	23,252
Edison International	385	21,398
Consolidated Edison, Inc.	346	20,026
Xcel Energy, Inc.	599	19,276
NiSource, Inc.	375	17,096
Eversource Energy	375	17,029
WEC Energy Group, Inc.	372	16,730
FirstEnergy Corp.	499	16,242
DTE Energy Co.	212	15,824
Entergy Corp.	212	14,946
Ameren Corp.	287	10,814
AES Corp.	806	10,688
CMS Energy Corp.	326	10,380
CenterPoint Energy, Inc.	508	9,667
NRG Energy, Inc.	394	9,015
SCANA Corp.	169	8,560
Pepco Holdings, Inc.	299	8,055
Pinnacle West Capital Corp.	131	7,453
AGL Resources, Inc.	142	6,612
TECO Energy, Inc.	278	4,909
Talen Energy Corp.*	109	1,870
Total Utilities		612,001

BASIC MATERIALS - 1.6%
EI du Pont de Nemours & Co.	1,069	68,363
Dow Chemical Co.	1,280	65,498
Monsanto Co.	562	59,903
LyondellBasell Industries N.V. — Class A	464	48,034
Praxair, Inc.	341	40,767
PPG Industries, Inc.	321	36,825
Ecolab, Inc.	317	35,843
Air Products & Chemicals, Inc.	228	31,197
Sherwin-Williams Co.	94	25,852
International Paper Co.	499	23,747
Freeport-McMoRan, Inc.	1,229	22,884
Sigma-Aldrich Corp.	141	19,648
CF Industries Holdings, Inc.	278	17,870
Mosaic Co.	367	17,194
Nucor Corp.	377	16,614
Alcoa, Inc.	1,444	16,101
Newmont Mining Corp.	623	14,553
Eastman Chemical Co.	176	14,400
International Flavors & Fragrances, Inc.	96	10,492
Airgas, Inc.	80	8,462
FMC Corp.	158	8,303
Allegheny Technologies, Inc.	129	3,896
Total Basic Materials		606,446

Diversified - 0.0%
Leucadia National Corp.	372	9,032

Total Common Stocks
(Cost $12,256,703)		21,535,991

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
NOVA FUND

	Shares	Value

MUTUAL FUNDS† - 9.1%
Guggenheim Strategy Fund I2	139,394	$3,473,690
Total Mutual Funds
(Cost $3,468,673)		3,473,690

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 7.9%
Federal Home Loan Bank[3]
0.06% due 09/09/15	$3,000,000	2,999,643
Total Federal Agency Discount Notes
(Cost $2,999,656)		2,999,643

REPURCHASE AGREEMENTS††,4 - 18.5%
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	2,340,570	2,340,570
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	2,340,570	2,340,570
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	2,340,570	2,340,570
Total Repurchase Agreements
(Cost $7,021,710)		7,021,710

SECURITIES LENDING COLLATERAL††,5 - 0.0%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	1,284	1,284
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	205	205
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	83	83
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	32	32
Total Securities Lending Collateral
(Cost $1,604)		1,604

Total Investments - 92.2%
(Cost $25,748,346)		$35,032,638
Other Assets & Liabilities, net - 7.8%		2,980,328
Total Net Assets - 100.0%		$38,012,966

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $11,586,738)	113	$(147,342)
	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc July 2015 S&P 500 Index Swap, Terminating 07/31/15[6] (Notional Value $10,468,591)	5,074	$17,619
Credit Suisse Capital, LLC July 2015 S&P 500 Index Swap, Terminating 07/28/15[6] (Notional Value $5,294,159)	2,566	(115,143)
Goldman Sachs International July 2015 S&P 500 Index Swap, Terminating 07/28/15[6] (Notional Value $8,078,535)	3,916	(149,877)
(Total Notional Value $23,841,285)		$(247,401)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 6.
[2]	Affiliated issuer — See Note 12.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Repurchase Agreements — See Note 5.
[5]	Securities lending collateral — See Note 6.
[6]	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments in unaffiliated issuers, at value including $1,612 of securities loaned (cost $15,256,359)	$24,535,634
Investments in affiliated issuers, at value (cost $3,468,673)	3,473,690
Repurchase agreements, at value (cost $7,023,314)	7,023,314
Total investments (cost $25,748,346)	35,032,638
Segregated cash with broker	3,793,844
Unrealized appreciation on swap agreements	17,619
Cash	2,068
Receivables:
Dividends	30,078
Securities sold	3,517
Variation margin	1,413
Foreign taxes reclaim	17
Securities lending income	9
Interest	8
Total assets	38,881,211

Liabilities:
Unrealized depreciation on swap agreements	265,020
Payable for:
Fund shares redeemed	476,031
Securities purchased	21,278
Management fees	20,972
Swap settlement	11,023
Transfer agent and administrative fees	6,991
Investor service fees	6,991
Portfolio accounting fees	2,796
Return of securities loaned	1,650
Miscellaneous	55,493
Total liabilities	868,245
Commitments and contingent liabilities (Note 15)	—
Net assets	$38,012,966

Net assets consist of:
Paid in capital	$37,994,062
Accumulated net investment loss	(10,291)
Accumulated net realized loss on investments	(8,860,354)
Net unrealized appreciation on investments	8,889,549
Net assets	$38,012,966
Capital shares outstanding	242,154
Net asset value per share	$156.98

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $114)	$222,655
Dividends from securities of affiliated issuers	35,396
Interest	737
Income from securities lending, net	102
Total investment income	258,890

Expenses:
Management fees	134,463
Transfer agent and administrative fees	44,821
Investor service fees	44,821
Portfolio accounting fees	17,928
Professional fees	23,289
Custodian fees	2,040
Trustees’ fees*	1,182
Line of credit fees	45
Miscellaneous	592
Total expenses	269,181
Net investment loss	(10,291)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	816,445
Investments in affiliated issuers	(3,450)
Swap agreements	445,585
Futures contracts	349,436
Net realized gain	1,608,016
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,005,419)
Investments in affiliated issuers	5,017
Swap agreements	218,574
Futures contracts	(279,968)
Net change in unrealized appreciation (depreciation)	(1,061,796)
Net realized and unrealized gain	546,220
Net increase in net assets resulting from operations	$535,929

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

NOVA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(10,291)	$(11,217)
Net realized gain on investments	1,608,016	8,213,485
Net change in unrealized appreciation (depreciation) on investments	(1,061,796)	(3,048,726)
Net increase in net assets resulting from operations	535,929	5,153,542

Distributions to shareholders from:
Net investment income	—	(31,384)
Total distributions to shareholders	—	(31,384)

Capital share transactions:
Proceeds from sale of shares	129,601,190	268,024,807
Distributions reinvested	—	31,384
Cost of shares redeemed	(131,106,693)	(287,711,219)
Net decrease from capital share transactions	(1,505,503)	(19,655,028)
Net decrease in net assets	(969,574)	(14,532,870)

Net assets:
Beginning of period	38,982,540	53,515,410
End of period	$38,012,966	$38,982,540
Accumulated net investment loss at end of period	$(10,291)	$—

Capital share activity:
Shares sold	824,133	1,914,435
Shares issued from reinvestment of distributions	—	204
Shares redeemed	(831,961)	(2,071,268)
Net decrease in shares	(7,828)	(156,629)

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$155.94	$131.61	$88.42	$72.34	$73.23	$61.16
Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.04)	.14	.10	(.09)	.02
Net gain (loss) on investments (realized and unrealized)	1.09	24.50	43.17	15.98	(.76)	12.19
Total from investment operations	1.04	24.46	43.31	16.08	(.85)	12.21
Less distributions from:
Net investment income	—	(.13)	(.12)	—	(.04)	(.14)
Total distributions	—	(.13)	(.12)	—	(.04)	(.14)
Net asset value, end of period	$156.98	$155.94	$131.61	$88.42	$72.34	$73.23

Total Return[c]	0.67%	18.59%	48.99%	22.25%	(1.17%)	19.97%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$38,013	$38,983	$53,515	$25,079	$22,208	$29,644
Ratios to average net assets:
Net investment income (loss)	(0.06%)	(0.03%)	0.13%	0.12%	(0.13%)	0.03%
Total expenses[d]	1.50%	1.59%	1.54%	1.58%	1.61%	1.55%
Portfolio turnover rate	152%	694%	298%	119%	146%	58%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

FUND PROFILE (Unaudited)	June 30, 2015

INVERSE S&P 500® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. Government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

*	Fund positions at June 30, 2015 did not represent the Fund’s daily target of -100% exposure to the underlying index.

Inception Date: June 9, 1997

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holding (% of Total Net Assets)
Guggenheim Strategy Fund I	17.4%

“Largest Holding” excludes any temporary cash or derivative investments.

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
INVERSE S&P 500® STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 17.4%
Guggenheim Strategy Fund I1	101,204	$2,522,015
Total Mutual Funds
(Cost $2,518,611)		2,522,015

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 10.3%
Federal Home Loan Bank[2]
0.07% due 09/15/15	$1,000,000	999,871
Federal Farm Credit Bank[2]
0.05% due 07/01/15	500,000	500,000
Total Federal Agency Discount Notes
(Cost $1,499,852)		1,499,871

REPURCHASE AGREEMENTS††,3 - 29.0%
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	1,402,957	1,402,957
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	1,402,957	1,402,957
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	1,402,956	1,402,956
Total Repurchase Agreements
(Cost $4,208,870)		4,208,870

Total Investments - 56.7%
(Cost $8,227,333)		$8,230,756
Other Assets & Liabilities, net - 43.3%		6,294,116
Total Net Assets - 100.0%		$14,524,872

	Units	Unrealized Gain

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc July 2015 S&P 500 Index Swap, Terminating 07/31/15[4] (Notional Value $5,134,710)	2,489	$78,994
Goldman Sachs International July 2015 S&P 500 Index Swap, Terminating 07/28/15[4] (Notional Value $4,598,385)	2,229	77,823
Credit Suisse Capital, LLC July 2015 S&P 500 Index Swap, Terminating 07/28/15[4] (Notional Value $833,821)	404	18,064
(Total Notional Value $10,566,916)		$174,881

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 12.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 5.
[4]	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

INVERSE S&P 500® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $1,499,852)	$1,499,871
Investments in affiliated issuers, at value (cost $2,518,611)	2,522,015
Repurchase agreements, at value (cost $4,208,870)	4,208,870
Total investments (cost $8,227,333)	8,230,756
Segregated cash with broker	1,223,541
Unrealized appreciation on swap agreements	174,881
Receivables:
Fund shares sold	4,917,066
Dividends	2,105
Interest	5
Total assets	14,548,354

Liabilities:
Payable for:
Management fees	6,617
Securities purchased	2,105
Transfer agent and administrative fees	1,838
Investor service fees	1,838
Portfolio accounting fees	735
Fund shares redeemed	99
Miscellaneous	10,250
Total liabilities	23,482
Commitments and contingent liabilities (Note 15)	—
Net assets	$14,524,872

Net assets consist of:
Paid in capital	$26,046,121
Accumulated net investment loss	(44,521)
Accumulated net realized loss on investments	(11,655,032)
Net unrealized appreciation on investments	178,304
Net assets	$14,524,872
Capital shares outstanding	890,997
Net asset value per share	$16.30

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends from securities of affiliated issuers	$9,780
Interest	610
Total investment income	10,390

Expenses:
Management fees	30,288
Transfer agent and administrative fees	8,413
Investor service fees	8,413
Portfolio accounting fees	3,365
Professional fees	5,074
Custodian fees	384
Trustees’ fees*	254
Miscellaneous	(1,280)
Total expenses	54,911
Net investment loss	(44,521)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	80
Swap agreements	(75,522)
Futures contracts	(115,284)
Net realized loss	(190,726)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,518
Investments in affiliated issuers	3,404
Swap agreements	122,305
Futures contracts	8,157
Net change in unrealized appreciation (depreciation)	135,384
Net realized and unrealized loss	(55,342)
Net decrease in net assets resulting from operations	$(99,863)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(44,521)	$(116,383)
Net realized loss on investments	(190,726)	(1,644,805)
Net change in unrealized appreciation (depreciation) on investments	135,384	70,379
Net decrease in net assets resulting from operations	(99,863)	(1,690,809)

Capital share transactions:
Proceeds from sale of shares	62,625,423	276,589,994
Cost of shares redeemed	(52,456,399)	(277,240,148)
Net increase (decrease) from capital share transactions	10,169,024	(650,154)
Net increase (decrease) in net assets	10,069,161	(2,340,963)

Net assets:
Beginning of period	4,455,711	6,796,674
End of period	$14,524,872	$4,455,711
Accumulated net investment loss at end of period	$(44,521)	$—

Capital share activity:
Shares sold	3,854,530	15,138,698
Shares redeemed	(3,230,534)	(15,219,987)
Net increase (decrease) in shares	623,996	(81,289)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$16.69	$19.51	$26.55	$31.98	$35.16	$42.34
Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.27)	(.37)	(.45)	(.57)	(.63)
Net gain (loss) on investments (realized and unrealized)	(.28)	(2.55)	(6.67)	(4.98)	(2.61)	(6.55)
Total from investment operations	(.39)	(2.82)	(7.04)	(5.43)	(3.18)	(7.18)
Net asset value, end of period	$16.30	$16.69	$19.51	$26.55	$31.98	$35.16

Total Return[c]	(2.34%)	(14.45%)	(26.52%)	(16.98%)	(9.04%)	(16.96%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,525	$4,456	$6,797	$10,178	$13,800	$17,986
Ratios to average net assets:
Net investment income (loss)	(1.32%)	(1.46%)	(1.64%)	(1.60%)	(1.70%)	(1.55%)
Total expenses[d]	1.63%	1.72%	1.69%	1.72%	1.75%	1.70%
Portfolio turnover rate	30%	398%	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2015

NASDAQ-100® FUND

OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The Fund’s current benchmark is the NASDAQ-100 Index® (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. Government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 7, 1997

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	15.4%
Apple, Inc.	10.8%
Microsoft Corp.	5.4%
Amazon.com, Inc.	3.0%
Facebook, Inc. — Class A	2.9%
Google, Inc. — Class C	2.7%
Gilead Sciences, Inc.	2.6%
Google, Inc. — Class A	2.3%
Intel Corp.	2.2%
Cisco Systems, Inc.	2.1%
Top Ten Total	49.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
NASDAQ-100® FUND

	Shares	Value

COMMON STOCKS† - 75.8%

Technology - 28.9%
Apple, Inc.	77,249	$9,688,957
Microsoft Corp.	108,473	4,789,082
Intel Corp.	63,612	1,934,759
QUALCOMM, Inc.	21,859	1,369,028
Texas Instruments, Inc.	13,950	718,565
Adobe Systems, Inc.*	6,708	543,415
Cognizant Technology Solutions Corp. — Class A*	8,186	500,083
Avago Technologies Ltd.	3,441	457,412
Broadcom Corp. — Class A	7,415	381,798
Intuit, Inc.	3,696	372,446
NXP Semiconductor N.V.*	3,376	331,523
Cerner Corp.*	4,614	318,643
Applied Materials, Inc.	16,514	317,399
Electronic Arts, Inc.*	4,219	280,563
Micron Technology, Inc.*	14,502	273,218
Analog Devices, Inc.	4,204	269,834
Fiserv, Inc.*	3,175	262,986
Western Digital Corp.	3,096	242,788
Activision Blizzard, Inc.	9,737	235,733
Paychex, Inc.	4,871	228,352
Altera Corp.	4,037	206,694
Seagate Technology plc	4,256	202,160
Check Point Software Technologies Ltd.*	2,425	192,909
Lam Research Corp.	2,123	172,706
CA, Inc.	5,896	172,694
Akamai Technologies, Inc.*	2,394	167,149
SanDisk Corp.	2,788	162,317
Xilinx, Inc.	3,469	153,191
Autodesk, Inc.*	3,053	152,879
Citrix Systems, Inc.*	2,149	150,774
NVIDIA Corp.	7,214	145,074
Linear Technology Corp.	3,211	142,023
NetApp, Inc.	4,180	131,921
KLA-Tencor Corp.	2,144	120,514
Total Technology		25,789,589

Communications - 24.0%
Amazon.com, Inc.*	6,244	2,710,458
Facebook, Inc. — Class A*	30,155	2,586,244
Google, Inc. — Class C*	4,594	2,391,223
Google, Inc. — Class A*	3,865	2,087,255
Cisco Systems, Inc.	68,197	1,872,690
Comcast Corp. — Class A	28,466	1,711,944
eBay, Inc.*	16,290	981,310
Priceline Group, Inc.*	695	800,203
Baidu, Inc. ADR*	3,715	739,582
DIRECTV*	6,759	627,167
Twenty-First Century Fox, Inc. — Class A	16,881	549,392
Netflix, Inc.*	813	534,092
Yahoo!, Inc.*	12,584	494,425
Liberty Global plc*	8,304	420,432
Twenty-First Century Fox, Inc. — Class B	10,707	344,980
Comcast Corp. — Special Class A	5,111	306,353
Viacom, Inc. — Class B	4,647	300,382
Sirius XM Holdings, Inc.*	73,384	273,722
Charter Communications, Inc. — Class A*	1,502	257,218
Symantec Corp.	9,128	212,226
Vodafone Group plc ADR	5,706	207,984
DISH Network Corp. — Class A*	3,008	203,672
Liberty Global plc — Class A*	3,380	182,757
TripAdvisor, Inc.*	1,753	152,756
VimpelCom Ltd. ADR	23,556	117,073
Discovery Communications, Inc. — Class C*	3,677	114,281
Liberty Media Corp. — Class C*	3,036	108,992
Liberty Ventures*	1,805	70,882
Discovery Communications, Inc. — Class A*	2,000	66,520
Liberty Media Corp. — Class A*	1,402	50,528
Total Communications		21,476,743

Consumer, Non-cyclical - 14.7%
Gilead Sciences, Inc.	19,706	2,307,177
Amgen, Inc.	10,195	1,565,135
Biogen, Inc.*	3,154	1,274,027
Celgene Corp.*	10,635	1,230,842
Mondelez International, Inc. — Class A	21,811	897,305
Express Scripts Holding Co.*	9,779	869,744
Regeneron Pharmaceuticals, Inc.*	1,358	692,757
Kraft Foods Group, Inc.	7,937	675,756
Automatic Data Processing, Inc.	6,296	505,128
Alexion Pharmaceuticals, Inc.*	2,676	483,741
Mylan N.V.*	6,571	445,908
Illumina, Inc.*	1,932	421,872
Vertex Pharmaceuticals, Inc.*	3,268	403,533
Monster Beverage Corp.*	2,282	305,834
Intuitive Surgical, Inc.*	494	239,343
Whole Foods Market, Inc.	4,804	189,470
Catamaran Corp.*	2,789	170,352
Verisk Analytics, Inc. — Class A*	2,267	164,947
Henry Schein, Inc.*	1,121	159,317
Keurig Green Mountain, Inc.	2,065	158,241
Total Consumer, Non-cyclical		13,160,429

Consumer, Cyclical - 7.1%
Walgreens Boots Alliance, Inc.	14,626	1,235,019
Starbucks Corp.	20,120	1,078,734
Costco Wholesale Corp.	5,900	796,854
Tesla Motors, Inc.*,1	1,695	454,701
American Airlines Group, Inc.	9,290	370,996
O’Reilly Automotive, Inc.*	1,354	305,977
PACCAR, Inc.	4,757	303,544

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2015
NASDAQ-100® FUND

	Shares	Value

Marriott International, Inc. — Class A	3,687	$274,276
Ross Stores, Inc.	5,548	269,688
Dollar Tree, Inc.*	2,765	218,407
Fastenal Co.	3,942	166,274
Liberty Interactive Corporation QVC Group — Class A*	5,944	164,946
Tractor Supply Co.	1,829	164,500
Bed Bath & Beyond, Inc.*	2,297	158,447
Wynn Resorts Ltd.	1,361	134,290
Staples, Inc.	8,590	131,513
Mattel, Inc.	4,537	116,556
Total Consumer, Cyclical		6,344,722

Industrial - 0.8%
SBA Communications Corp. — Class A*	1,736	199,588
Stericycle, Inc.*	1,140	152,657
CH Robinson Worldwide, Inc.	1,956	122,036
Expeditors International of Washington, Inc.	2,565	118,259
Garmin Ltd.	2,567	112,768
Total Industrial		705,308

Basic Materials - 0.3%
Sigma-Aldrich Corp.	1,604	223,517

Total Common Stocks
(Cost $35,466,161)		67,700,308

MUTUAL FUNDS† - 15.4%
Guggenheim Strategy Fund I2	553,242	13,786,794
Total Mutual Funds
(Cost $13,775,596)		13,786,794

	Face Amount

REPURCHASE AGREEMENTS††,3 - 4.1%
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	$1,227,731	1,227,731
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	1,227,731	1,227,731
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	1,227,730	1,227,730
Total Repurchase Agreements
(Cost $3,683,192)		3,683,192

SECURITIES LENDING COLLATERAL††,4 - 0.3%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	208,028	208,028
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	33,285	33,285
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	13,522	13,522
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	5,201	5,201
Total Securities Lending Collateral
(Cost $260,036)		260,036

Total Investments - 95.6%
(Cost $53,184,985)		$85,430,330
Other Assets & Liabilities, net - 4.4%		3,956,007
Total Net Assets - 100.0%		$89,386,337

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2015
NASDAQ-100® FUND

	Contracts	Unrealized Loss

EQUITY FUTURES CONTRACTS PURCHASED†
September 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $5,787,210)	66	$(128,419)
	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC July 2015 NASDAQ-100 Index Swap, Terminating 07/28/15[5] (Notional Value $428,983)	98	$(12,421)
Goldman Sachs International July 2015 NASDAQ-100 Index Swap, Terminating 07/28/15[5] (Notional Value $7,188,248)	1,635	(88,997)
Barclays Bank plc July 2015 NASDAQ-100 Index Swap, Terminating 07/31/15[5] (Notional Value $8,201,322)	1,865	(217,457)
(Total Notional Value $15,818,553)		$(318,875)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 6.
[2]	Affiliated issuer — See Note 12.
[3]	Repurchase Agreements — See Note 5.
[4]	Securities lending collateral — See Note 6.
[5]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
ADR — American Depositary Receipt
plc — Public Limited Company

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments in unaffiliated issuers, at value - including $268,260 of securities loaned (cost $35,466,161)	$67,700,308
Investments in affiliated issuers, at value (cost $13,775,596)	13,786,794
Repurchase agreements, at value (cost $3,943,228)	3,943,228
Total investments (cost $53,184,985)	85,430,330
Segregated cash with broker	1,991,660
Cash	1,382
Receivables:
Fund shares sold	18,323,279
Dividends	29,993
Variation margin	8,250
Foreign taxes reclaim	247
Securities lending income	94
Interest	5
Total assets	105,785,240

Liabilities:
Unrealized depreciation on swap agreements	318,875
Payable for:
Securities purchased	14,989,202
Fund shares redeemed	645,362
Return of securities loaned	267,500
Management fees	45,945
Transfer agent and administrative fees	15,315
Investor service fees	15,315
Portfolio accounting fees	6,126
Swap settlement	3,065
Miscellaneous	92,198
Total liabilities	16,398,903
Commitments and contingent liabilities (Note 15)	—
Net assets	$89,386,337

Net assets consist of:
Paid in capital	$52,773,952
Accumulated net investment loss	(156,419)
Accumulated net realized gain on investments	4,970,753
Net unrealized appreciation on investments	31,798,051
Net assets	$89,386,337
Capital shares outstanding	2,558,495
Net asset value per share	$34.94

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $918)	$387,984
Dividends from securities of affiliated issuers	36,910
Interest	1,061
Income from securities lending, net	418
Total investment income	426,373

Expenses:
Management fees	286,682
Transfer agent and administrative fees	95,561
Investor service fees	95,561
Portfolio accounting fees	38,224
Professional fees	46,297
Custodian fees	4,351
Trustees’ fees*	2,356
Line of credit fees	24
Miscellaneous	13,736
Total expenses	582,792
Net investment loss	(156,419)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,331,502
Investments in affiliated issuers	(18,999)
Swap agreements	416,015
Futures contracts	(159,598)
Net realized gain	1,568,920
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,063,906
Investments in affiliated issuers	11,198
Swap agreements	(182,872)
Futures contracts	(134,783)
Net change in unrealized appreciation (depreciation)	757,449
Net realized and unrealized gain	2,326,369
Net increase in net assets resulting from operations	$2,169,950

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

NASDAQ-100® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(156,419)	$(235,321)
Net realized gain on investments	1,568,920	5,242,057
Net change in unrealized appreciation (depreciation) on investments	757,449	6,386,202
Net increase in net assets resulting from operations	2,169,950	11,392,938

Distributions to shareholders from:
Net realized gains	—	(3,731,557)
Total distributions to shareholders	—	(3,731,557)

Capital share transactions:
Proceeds from sale of shares	154,169,840	325,707,706
Distributions reinvested	—	3,731,557
Cost of shares redeemed	(149,035,008)	(327,829,056)
Net increase from capital share transactions	5,134,832	1,610,207
Net increase in net assets	7,304,782	9,271,588

Net assets:
Beginning of period	82,081,555	72,809,967
End of period	$89,386,337	$82,081,555
Accumulated net investment loss at end of period	$(156,419)	$—

Capital share activity:
Shares sold	4,466,530	10,105,525
Shares issued from reinvestment of distributions	—	111,224
Shares redeemed	(4,343,739)	(10,178,156)
Net increase in shares	122,791	38,593

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$33.70	$30.37	$22.57	$19.32	$18.91	$15.96
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.11)	(.09)	(.08)	(.19)	(.14)
Net gain (loss) on investments (realized and unrealized)	1.31	5.40	7.89	3.33	.60	3.09
Total from investment operations	1.24	5.29	7.80	3.25	.41	2.95
Less distributions from:
Net realized gains	—	(1.96)	—	—	—	—
Total distributions	—	(1.96)	—	—	—	—
Net asset value, end of period	$34.94	$33.70	$30.37	$22.57	$19.32	$18.91

Total Return[c]	3.68%	17.45%	34.62%	16.77%	2.17%	18.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$89,386	$82,082	$72,810	$39,047	$44,120	$55,295
Ratios to average net assets:
Net investment income (loss)	(0.41%)	(0.33%)	(0.36%)	(0.34%)	(0.98%)	(0.85%)
Total expenses[d]	1.52%	1.60%	1.57%	1.61%	1.64%	1.59%
Portfolio turnover rate	120%	225%	186%	77%	68%	49%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

FUND PROFILE (Unaudited)	June 30, 2015

INVERSE NASDAQ-100® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. Government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 21, 2001

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holding (% of Total Net Assets)
Guggenheim Strategy Fund I	31.8%

“Largest Holding” excludes any temporary cash or derivative investments.

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
INVERSE NASDAQ-100® STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 31.8%
Guggenheim Strategy Fund I1	28,476	$709,619
Total Mutual Funds
(Cost $708,114)		709,619

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 16.9%
Freddie Mac[2]
0.10% due 08/07/15	$200,000	199,992
0.09% due 08/27/15	178,000	177,989
Total Freddie Mac		377,981
Total Federal Agency Discount Notes
(Cost $377,954)		377,981

REPURCHASE AGREEMENTS††,3 - 89.1%
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	662,887	662,887
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	662,887	662,887
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	662,887	662,887
Total Repurchase Agreements
(Cost $1,988,661)		1,988,661

Total Investments - 137.8%
(Cost $3,074,729)		$3,076,261
Other Assets & Liabilities, net - (37.8)%		(843,489)
Total Net Assets - 100.0%		$2,232,772

	Units	Unrealized Gain

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International July 2015 NASDAQ-100 Index Swap, Terminating 07/28/15[4] (Notional Value $1,752,791)	399	$8,526
Barclays Bank plc July 2015 NASDAQ-100 Index Swap, Terminating 07/31/15[4] (Notional Value $377,995)	86	7,302
Credit Suisse Capital, LLC July 2015 NASDAQ-100 Index Swap, Terminating 07/28/15[4] (Notional Value $77,732)	18	2,244
(Total Notional Value $2,208,518)		$18,072

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 12.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5.
[4]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $377,954)	$377,981
Investments in affiliated issuers, at value (cost $708,114)	709,619
Repurchase agreements, at value (cost $1,988,661)	1,988,661
Total investments (cost $3,074,729)	3,076,261
Segregated cash with broker	468,038
Unrealized appreciation on swap agreements	18,072
Receivables:
Swap settlement	21,139
Fund shares sold	21,130
Dividends	592
Interest	3
Total assets	3,605,235

Liabilities:
Payable for:
Fund shares redeemed	1,364,501
Management fees	1,833
Securities purchased	592
Transfer agent and administrative fees	509
Investor service fees	509
Portfolio accounting fees	204
Miscellaneous	4,315
Total liabilities	1,372,463
Commitments and contingent liabilities (Note 15)	—
Net assets	$2,232,772

Net assets consist of:
Paid in capital	$6,837,024
Accumulated net investment loss	(15,737)
Accumulated net realized loss on investments	(4,608,119)
Net unrealized appreciation on investments	19,604
Net assets	$2,232,772
Capital shares outstanding	94,514
Net asset value per share	$23.62

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends from securities of affiliated issuers	$3,829
Interest	319
Total investment income	4,148

Expenses:
Management fees	10,641
Transfer agent and administrative fees	2,956
Investor service fees	2,956
Portfolio accounting fees	1,182
Professional fees	2,062
Custodian fees	135
Trustees’ fees*	102
Miscellaneous	(149)
Total expenses	19,885
Net investment loss	(15,737)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(206)
Swap agreements	(166,051)
Futures contracts	(13,693)
Net realized loss	(179,950)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	677
Investments in affiliated issuers	1,505
Swap agreements	(1,961)
Futures contracts	(7,692)
Net change in unrealized appreciation (depreciation)	(7,471)
Net realized and unrealized loss	(187,421)
Net decrease in net assets resulting from operations	$(203,158)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(15,737)	$(47,153)
Net realized loss on investments	(179,950)	(863,579)
Net change in unrealized appreciation (depreciation) on investments	(7,471)	39,942
Net decrease in net assets resulting from operations	(203,158)	(870,790)

Capital share transactions:
Proceeds from sale of shares	32,376,846	71,457,603
Cost of shares redeemed	(31,575,199)	(71,418,851)
Net increase from capital share transactions	801,647	38,752
Net increase (decrease) in net assets	598,489	(832,038)

Net assets:
Beginning of period	1,634,283	2,466,321
End of period	$2,232,772	$1,634,283
Accumulated net investment loss at end of period	$(15,737)	$—

Capital share activity:
Shares sold	1,352,867	2,521,937 *
Shares redeemed	(1,323,892)	(2,536,854)*
Net increase (decrease) in shares	28,975	(14,917)*

*

Reverse share split — Capital share activity for the period presented through January 24, 2014, has been restated to reflect a 1:5 reverse share split effective January 24, 2014. See Note 14 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014[e]	Year Ended December 31, 2013[e]	Year Ended December 31, 2012[e]	Year Ended December 31, 2011[e]	Year Ended December 31, 2010[e]
Per Share Data
Net asset value, beginning of period	$24.94	$30.65	$43.21	$53.11	$59.05	$75.01
Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)	(.42)	(.65)	(.75)	(.95)	(1.10)
Net gain (loss) on investments (realized and unrealized)	(1.16)	(5.29)	(11.91)	(9.15)	(4.99)	(14.86)
Total from investment operations	(1.32)	(5.71)	(12.56)	(9.90)	(5.94)	(15.96)
Net asset value, end of period	$23.62	$24.94	$30.65	$43.21	$53.11	$59.05

Total Return[c]	(5.25%)	(18.63%)	(29.05%)	(18.64%)	(10.08%)	(21.27%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,233	$1,634	$2,466	$6,806	$7,423	$7,647
Ratios to average net assets:
Net investment income (loss)	(1.33%)	(1.47%)	(1.68%)	(1.64%)	(1.74%)	(1.59%)
Total expenses[d]	1.68%	1.77%	1.73%	1.76%	1.79%	1.74%
Portfolio turnover rate	82%	302%	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]

Reverse share split — Per share amounts for the periods presented through January 24, 2014, have been restated to reflect a 1:5 reverse share split effective January 24, 2014. See Note 14 in Notes to Financial Statements.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2015

S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. Government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	13.6%
Apple, Inc.	1.6%
Microsoft Corp.	0.8%
Exxon Mobil Corp.	0.8%
Johnson & Johnson	0.6%
General Electric Co.	0.6%
Wells Fargo & Co.	0.6%
JPMorgan Chase & Co.	0.6%
Berkshire Hathaway, Inc. — Class B	0.6%
Procter & Gamble Co.	0.5%
Top Ten Total	20.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
S&P 500® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 41.0%

Consumer, Non-cyclical - 9.8%
Johnson & Johnson	2,218	$216,166
Procter & Gamble Co.	2,170	169,781
Pfizer, Inc.	4,926	165,169
Gilead Sciences, Inc.	1,176	137,685
Merck & Company, Inc.	2,260	128,662
Coca-Cola Co.	3,138	123,104
PepsiCo, Inc.	1,181	110,235
Philip Morris International, Inc.	1,239	99,331
Allergan plc*	314	95,286
Amgen, Inc.	608	93,340
UnitedHealth Group, Inc.	761	92,842
AbbVie, Inc.	1,376	92,453
Bristol-Myers Squibb Co.	1,333	88,698
Medtronic plc	1,140	84,474
Altria Group, Inc.	1,573	76,935
Biogen, Inc.*	188	75,941
Celgene Corp.*	634	73,376
MasterCard, Inc. — Class A	775	72,447
Eli Lilly & Co.	781	65,206
Abbott Laboratories	1,191	58,454
Mondelez International, Inc. — Class A	1,301	53,524
Express Scripts Holding Co.*	583	51,852
Colgate-Palmolive Co.	680	44,479
Danaher Corp.	493	42,196
McKesson Corp.	185	41,590
Kraft Foods Group, Inc.	474	40,356
Aetna, Inc.	279	35,561
Anthem, Inc.	212	34,798
Cigna Corp.	206	33,372
Alexion Pharmaceuticals, Inc.*	179	32,358
Kimberly-Clark Corp.	291	30,837
Regeneron Pharmaceuticals, Inc.*	60	30,608
Baxter International, Inc.	435	30,420
Automatic Data Processing, Inc.	376	30,166
Kroger Co.	392	28,424
General Mills, Inc.	477	26,578
Reynolds American, Inc.	333	24,862
Vertex Pharmaceuticals, Inc.*	195	24,079
Archer-Daniels-Midland Co.	496	23,917
Becton Dickinson and Co.	167	23,656
Humana, Inc.	120	22,954
Stryker Corp.	239	22,841
Mylan N.V.*	329	22,326
Cardinal Health, Inc.	265	22,167
McGraw Hill Financial, Inc.	219	21,999
Perrigo Company plc	117	21,625
HCA Holdings, Inc.*	232	21,047
Zoetis, Inc.	400	19,288
Boston Scientific Corp.*	1,072	18,974
AmerisourceBergen Corp. — Class A	167	17,759
Sysco Corp.	475	17,148
St. Jude Medical, Inc.	224	16,368
Constellation Brands, Inc. — Class A	136	15,778
Monster Beverage Corp.*	117	15,680
Estee Lauder Companies, Inc. — Class A	179	15,512
Moody’s Corp.	142	15,330
ConAgra Foods, Inc.	342	14,952
Zimmer Biomet Holdings, Inc.	136	14,855
Mead Johnson Nutrition Co. — Class A	162	14,616
Intuitive Surgical, Inc.*	29	14,051
Endo International plc*	162	12,903
Kellogg Co.	200	12,540
Brown-Forman Corp. — Class B	125	12,523
Edwards Lifesciences Corp.*	86	12,249
Hospira, Inc.*	138	12,242
Whole Foods Market, Inc.	287	11,319
Dr Pepper Snapple Group, Inc.	153	11,154
Mallinckrodt plc*	94	11,066
DaVita HealthCare Partners, Inc.*	138	10,967
Clorox Co.	105	10,922
Hershey Co.	117	10,393
Universal Health Services, Inc. — Class B	73	10,373
CR Bard, Inc.	59	10,071
Tyson Foods, Inc. — Class A	233	9,933
Laboratory Corporation of America Holdings*	80	9,697
Henry Schein, Inc.*	67	9,522
Equifax, Inc.	95	9,224
Molson Coors Brewing Co. — Class B	128	8,936
JM Smucker Co.	78	8,456
Western Union Co.	413	8,396
Quest Diagnostics, Inc.	115	8,340
McCormick & Company, Inc.	102	8,257
Coca-Cola Enterprises, Inc.	171	7,428
Keurig Green Mountain, Inc.	92	7,050
United Rentals, Inc.*	78	6,834
Campbell Soup Co.	142	6,766
Varian Medical Systems, Inc.*	80	6,746
H&R Block, Inc.	220	6,523
Cintas Corp.	76	6,428
Hormel Foods Corp.	108	6,088
Robert Half International, Inc.	108	5,994
DENTSPLY International, Inc.	112	5,773
Total System Services, Inc.	131	5,472
Quanta Services, Inc.*	169	4,871
ADT Corp.	137	4,599
Tenet Healthcare Corp.*	79	4,573
Avery Dennison Corp.	73	4,449
Patterson Companies, Inc.	69	3,357
Total Consumer, Non-cyclical		3,490,922

Financial - 7.0%
Wells Fargo & Co.	3,748	210,788
JPMorgan Chase & Co.	2,969	201,179
Berkshire Hathaway, Inc. — Class B*	1,459	198,584
Bank of America Corp.	8,401	142,985

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
S&P 500® 2x STRATEGY FUND

	Shares	Value

Citigroup, Inc.	2,427	$134,067
Visa, Inc. — Class A	1,546	103,815
Goldman Sachs Group, Inc.	321	67,022
American International Group, Inc.	1,067	65,963
U.S. Bancorp	1,418	61,541
American Express Co.	699	54,326
MetLife, Inc.	893	49,999
Morgan Stanley	1,229	47,673
Simon Property Group, Inc.	249	43,082
PNC Financial Services Group, Inc.	414	39,599
Capital One Financial Corp.	437	38,443
Bank of New York Mellon Corp.	897	37,647
BlackRock, Inc. — Class A	102	35,291
Prudential Financial, Inc.	362	31,683
American Tower Corp. — Class A	338	31,532
Charles Schwab Corp.	925	30,202
ACE Ltd.	261	26,538
State Street Corp.	329	25,333
Travelers Companies, Inc.	255	24,648
Marsh & McLennan Companies, Inc.	431	24,438
CME Group, Inc. — Class A	254	23,637
BB&T Corp.	585	23,581
Aon plc	225	22,428
Crown Castle International Corp.	270	21,681
Aflac, Inc.	347	21,583
Public Storage	116	21,387
Allstate Corp.	327	21,212
Equity Residential	291	20,420
Discover Financial Services	354	20,397
Intercontinental Exchange, Inc.	89	19,901
Health Care REIT, Inc.	281	18,442
Ameriprise Financial, Inc.	145	18,115
SunTrust Banks, Inc.	413	17,767
Chubb Corp.	184	17,506
AvalonBay Communities, Inc.	106	16,946
Ventas, Inc.	265	16,454
T. Rowe Price Group, Inc.	210	16,323
Prologis, Inc.	419	15,545
Franklin Resources, Inc.	312	15,297
Boston Properties, Inc.	123	14,888
Alliance Data Systems Corp.*	50	14,597
Hartford Financial Services Group, Inc.	336	13,968
Fifth Third Bancorp	648	13,491
HCP, Inc.	369	13,457
Northern Trust Corp.	175	13,381
Vornado Realty Trust	140	13,290
M&T Bank Corp.	106	13,243
Weyerhaeuser Co.	414	13,041
Invesco Ltd.	345	12,934
General Growth Properties, Inc.	503	12,907
Host Hotels & Resorts, Inc.	606	12,017
Lincoln National Corp.	202	11,962
Progressive Corp.	427	11,883
Equinix, Inc.	46	11,684
Principal Financial Group, Inc.	219	11,233
Regions Financial Corp.	1,072	11,106
Essex Property Trust, Inc.	52	11,050
KeyCorp	679	10,199
Affiliated Managers Group, Inc.*	44	9,618
Loews Corp.	238	9,165
XL Group plc — Class A	245	9,114
SL Green Realty Corp.	80	8,791
Macerich Co.	113	8,430
CBRE Group, Inc. — Class A*	224	8,288
Realty Income Corp.	186	8,257
Kimco Realty Corp.	330	7,438
Huntington Bancshares, Inc.	647	7,318
Comerica, Inc.	142	7,287
Unum Group	200	7,150
E*TRADE Financial Corp.*	232	6,948
Cincinnati Financial Corp.	118	5,921
Torchmark Corp.	101	5,880
Plum Creek Timber Company, Inc.	140	5,680
Navient Corp.	311	5,663
Zions Bancorporation	163	5,173
Iron Mountain, Inc.	150	4,650
NASDAQ OMX Group, Inc.	95	4,637
Apartment Investment & Management Co. — Class A	125	4,616
Legg Mason, Inc.	78	4,019
People’s United Financial, Inc.	247	4,004
Hudson City Bancorp, Inc.	385	3,804
Assurant, Inc.	55	3,685
Genworth Financial, Inc. — Class A*	398	3,013
Total Financial		2,493,880

Technology - 5.5%
Apple, Inc.	4,608	577,959
Microsoft Corp.	6,471	285,695
International Business Machines Corp.	733	119,230
Intel Corp.	3,795	115,426
Oracle Corp.	2,550	102,765
QUALCOMM, Inc.	1,304	81,670
Accenture plc — Class A	501	48,487
Hewlett-Packard Co.	1,445	43,364
Texas Instruments, Inc.	832	42,856
EMC Corp.	1,554	41,010
Salesforce.com, Inc.*	488	33,979
Adobe Systems, Inc.*	380	30,784
Cognizant Technology Solutions Corp. — Class A*	488	29,812
Avago Technologies Ltd.	205	27,251
Broadcom Corp. — Class A	435	22,398
Intuit, Inc.	221	22,270
Applied Materials, Inc.	985	18,932
Cerner Corp.*	245	16,920
Electronic Arts, Inc.*	249	16,559

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
S&P 500® 2x STRATEGY FUND

	Shares	Value

Micron Technology, Inc.*	862	$16,240
Analog Devices, Inc.	251	16,110
Skyworks Solutions, Inc.	153	15,927
Fiserv, Inc.*	189	15,654
Fidelity National Information Services, Inc.	227	14,029
Western Digital Corp.	174	13,645
Altera Corp.	241	12,339
Paychex, Inc.	261	12,236
Seagate Technology plc	254	12,065
Red Hat, Inc.*	147	11,162
Lam Research Corp.	127	10,331
Akamai Technologies, Inc.*	143	9,984
SanDisk Corp.	166	9,665
Qorvo, Inc.*	120	9,632
Xilinx, Inc.	207	9,141
Autodesk, Inc.*	182	9,114
Citrix Systems, Inc.*	128	8,980
Xerox Corp.	830	8,831
Linear Technology Corp.	191	8,448
NVIDIA Corp.	409	8,225
NetApp, Inc.	249	7,858
Microchip Technology, Inc.	162	7,683
CA, Inc.	253	7,410
Computer Sciences Corp.	110	7,220
KLA-Tencor Corp.	128	7,195
Teradata Corp.*	114	4,218
Dun & Bradstreet Corp.	29	3,538
Pitney Bowes, Inc.	161	3,350
Total Technology		1,957,597

Communications - 4.9%
Verizon Communications, Inc.	3,262	152,048
AT&T, Inc.	4,154	147,550
Facebook, Inc. — Class A*	1,685	144,514
Walt Disney Co.	1,249	142,561
Amazon.com, Inc.*	305	132,398
Google, Inc. — Class A*	229	123,670
Comcast Corp. — Class A	2,011	120,942
Google, Inc. — Class C*	230	119,717
Cisco Systems, Inc.	4,068	111,707
Time Warner, Inc.	660	57,691
eBay, Inc.*	884	53,252
Priceline Group, Inc.*	41	47,206
Twenty-First Century Fox, Inc. — Class A	1,415	46,051
Time Warner Cable, Inc.	226	40,266
DIRECTV*	402	37,302
Netflix, Inc.*	48	31,533
Yahoo!, Inc.*	698	27,424
CBS Corp. — Class B	362	20,091
Viacom, Inc. — Class B	286	18,487
Omnicom Group, Inc.	195	13,551
CenturyLink, Inc.	451	13,250
Nielsen N.V.	295	13,207
Symantec Corp.	545	12,672
Level 3 Communications, Inc.*	235	12,377
Expedia, Inc.	80	8,748
Motorola Solutions, Inc.	148	8,486
TripAdvisor, Inc.*	90	7,843
Juniper Networks, Inc.	281	7,298
F5 Networks, Inc.*	58	6,980
Discovery Communications, Inc. — Class C*	209	6,496
Interpublic Group of Companies, Inc.	330	6,359
News Corp. — Class A*	401	5,851
TEGNA, Inc.	181	5,805
VeriSign, Inc.*	84	5,184
Scripps Networks Interactive, Inc. — Class A	76	4,968
Frontier Communications Corp.	919	4,549
Cablevision Systems Corp. — Class A	176	4,213
Discovery Communications, Inc. — Class A*	119	3,958
Total Communications		1,726,205

Consumer, Cyclical - 4.2%
Home Depot, Inc.	1,039	115,463
CVS Health Corp.	903	94,707
Wal-Mart Stores, Inc.	1,262	89,514
McDonald’s Corp.	767	72,918
Starbucks Corp.	1,200	64,337
NIKE, Inc. — Class B	557	60,167
Walgreens Boots Alliance, Inc.	698	58,939
Lowe’s Companies, Inc.	746	49,960
Ford Motor Co.	3,180	47,732
Costco Wholesale Corp.	352	47,541
Target Corp.	511	41,713
TJX Companies, Inc.	544	35,996
General Motors Co.	1,080	35,996
Yum! Brands, Inc.	346	31,168
Delta Air Lines, Inc.	657	26,990
Johnson Controls, Inc.	524	25,954
American Airlines Group, Inc.	554	22,124
Delphi Automotive plc	231	19,656
VF Corp.	272	18,970
Dollar General Corp.	238	18,502
O’Reilly Automotive, Inc.*	81	18,304
Macy’s, Inc.	269	18,150
PACCAR, Inc.	284	18,122
Carnival Corp.	361	17,830
Southwest Airlines Co.	535	17,703
L Brands, Inc.	196	16,803
AutoZone, Inc.*	25	16,673
Ross Stores, Inc.	331	16,090
Chipotle Mexican Grill, Inc. — Class A*	25	15,125
Dollar Tree, Inc.*	165	13,033
Marriott International, Inc. — Class A	165	12,275
WW Grainger, Inc.	48	11,359
Under Armour, Inc. — Class A*	134	11,181
Starwood Hotels & Resorts Worldwide, Inc.	137	11,109
CarMax, Inc.*	167	11,057
Genuine Parts Co.	122	10,923

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
S&P 500® 2x STRATEGY FUND

	Shares	Value

Whirlpool Corp.	63	$10,902
Hanesbrands, Inc.	321	10,696
Royal Caribbean Cruises Ltd.	132	10,387
BorgWarner, Inc.	181	10,288
Kohl’s Corp.	158	9,892
Tractor Supply Co.	109	9,803
Mohawk Industries, Inc.*	50	9,545
Bed Bath & Beyond, Inc.*	137	9,450
Harley-Davidson, Inc.	167	9,410
Fastenal Co.	217	9,153
Newell Rubbermaid, Inc.	215	8,839
Nordstrom, Inc.	113	8,419
Tiffany & Co.	90	8,262
The Gap, Inc.	210	8,016
Wyndham Worldwide Corp.	96	7,863
Staples, Inc.	512	7,839
Coach, Inc.	221	7,649
Best Buy Company, Inc.	234	7,631
PVH Corp.	66	7,603
DR Horton, Inc.	267	7,305
Lennar Corp. — Class A	143	7,299
Darden Restaurants, Inc.	101	7,179
Mattel, Inc.	271	6,962
Hasbro, Inc.	90	6,731
Michael Kors Holdings Ltd.*	159	6,692
Harman International Industries, Inc.	55	6,542
Goodyear Tire & Rubber Co.	216	6,512
Wynn Resorts Ltd.	65	6,414
Ralph Lauren Corp. — Class A	48	6,353
Family Dollar Stores, Inc.	77	6,068
Leggett & Platt, Inc.	110	5,355
PulteGroup, Inc.	262	5,279
AutoNation, Inc.*	60	3,779
GameStop Corp. — Class A	85	3,652
Urban Outfitters, Inc.*	78	2,730
Fossil Group, Inc.*	34	2,358
Total Consumer, Cyclical		1,482,941

Industrial - 4.1%
General Electric Co.	8,060	214,153
3M Co.	507	78,230
United Technologies Corp.	662	73,436
Boeing Co.	514	71,301
Union Pacific Corp.	700	66,758
Honeywell International, Inc.	625	63,731
United Parcel Service, Inc. — Class B	555	53,785
Thermo Fisher Scientific, Inc.	318	41,264
Caterpillar, Inc.	483	40,968
Lockheed Martin Corp.	214	39,783
FedEx Corp.	211	35,954
General Dynamics Corp.	250	35,423
Emerson Electric Co.	535	29,655
Deere & Co.	267	25,912
CSX Corp.	790	25,794
Eaton Corporation plc	374	25,241
Illinois Tool Works, Inc.	271	24,875
Northrop Grumman Corp.	155	24,588
Raytheon Co.	244	23,346
Precision Castparts Corp.	111	22,186
Norfolk Southern Corp.	244	21,316
TE Connectivity Ltd.	325	20,898
Corning, Inc.	1,007	19,868
Cummins, Inc.	134	17,579
Waste Management, Inc.	341	15,805
Amphenol Corp. — Class A	247	14,319
Ingersoll-Rand plc	212	14,293
Roper Technologies, Inc.	80	13,797
Rockwell Automation, Inc.	108	13,461
Tyco International plc	337	12,968
Stanley Black & Decker, Inc.	123	12,944
Parker-Hannifin Corp.	111	12,913
MeadWestvaco Corp.	267	12,600
Pall Corp.	85	10,578
AMETEK, Inc.	193	10,573
Agilent Technologies, Inc.	267	10,301
Textron, Inc.	222	9,908
Pentair plc	144	9,900
Rockwell Collins, Inc.	106	9,789
Stericycle, Inc.*	68	9,106
Dover Corp.	128	8,983
Vulcan Materials Co.	106	8,896
Sealed Air Corp.	168	8,632
Waters Corp.*	66	8,473
Kansas City Southern	88	8,026
Republic Services, Inc. — Class A	200	7,834
Ball Corp.	110	7,717
Harris Corp.	99	7,614
Snap-on, Inc.	47	7,485
L-3 Communications Holdings, Inc.	66	7,483
Masco Corp.	278	7,414
CH Robinson Worldwide, Inc.	117	7,300
Martin Marietta Materials, Inc.	50	7,076
Expeditors International of Washington, Inc.	153	7,054
Fluor Corp.	118	6,255
J.B. Hunt Transport Services, Inc.	74	6,075
Flowserve Corp.	108	5,687
Xylem, Inc.	145	5,375
PerkinElmer, Inc.	91	4,790
Allegion plc	77	4,631
Garmin Ltd.	96	4,217
Jacobs Engineering Group, Inc.*	100	4,062
Ryder System, Inc.	43	3,757
FLIR Systems, Inc.	112	3,452
Owens-Illinois, Inc.*	129	2,959
Joy Global, Inc.	78	2,824
Total Industrial		1,453,370

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
S&P 500® 2x STRATEGY FUND

	Shares	Value

Energy - 3.2%
Exxon Mobil Corp.	3,345	$278,304
Chevron Corp.	1,504	145,091
Schlumberger Ltd.	1,016	87,568
ConocoPhillips	986	60,551
Kinder Morgan, Inc.	1,387	53,248
Occidental Petroleum Corp.	614	47,751
EOG Resources, Inc.	439	38,434
Phillips 66	434	34,964
Anadarko Petroleum Corp.	406	31,692
Williams Companies, Inc.	539	30,933
Halliburton Co.	681	29,331
Valero Energy Corp.	407	25,478
Marathon Petroleum Corp.	435	22,755
Baker Hughes, Inc.	348	21,472
Devon Energy Corp.	309	18,382
Spectra Energy Corp.	537	17,506
Apache Corp.	302	17,404
Pioneer Natural Resources Co.	119	16,504
National Oilwell Varco, Inc.	310	14,966
Marathon Oil Corp.	540	14,332
Noble Energy, Inc.	310	13,231
Hess Corp.	195	13,042
Cabot Oil & Gas Corp. — Class A	331	10,440
Equities Corp.	122	9,923
Tesoro Corp.	101	8,525
Cimarex Energy Co.	75	8,273
Cameron International Corp.*	153	8,013
FMC Technologies, Inc.*	185	7,676
Southwestern Energy Co.*	310	7,046
ONEOK, Inc.	167	6,593
Range Resources Corp.	133	6,568
Helmerich & Payne, Inc.	86	6,056
Murphy Oil Corp.	134	5,570
Newfield Exploration Co.*	130	4,696
Chesapeake Energy Corp.	414	4,624
Transocean Ltd.[1]	273	4,401
Ensco plc — Class A	187	4,164
CONSOL Energy, Inc.	183	3,978
Noble Corporation plc	194	2,986
First Solar, Inc.*	60	2,819
Diamond Offshore Drilling, Inc.	54	1,394
Total Energy		1,146,684

Utilities - 1.2%
Duke Energy Corp.	553	39,054
NextEra Energy, Inc.	355	34,801
Dominion Resources, Inc.	475	31,763
Southern Co.	727	30,461
Exelon Corp.	689	21,648
American Electric Power Company, Inc.	392	20,764
PG&E Corp.	384	18,854
Sempra Energy	186	18,403
Public Service Enterprise Group, Inc.	405	15,908
PPL Corp.	534	15,737
Edison International	261	14,506
Consolidated Edison, Inc.	234	13,544
Xcel Energy, Inc.	405	13,033
NiSource, Inc.	254	11,580
Eversource Energy	254	11,534
WEC Energy Group, Inc.	252	11,341
FirstEnergy Corp.	338	11,002
DTE Energy Co.	143	10,674
Entergy Corp.	144	10,152
Ameren Corp.	194	7,310
AES Corp.	546	7,240
CMS Energy Corp.	221	7,037
CenterPoint Energy, Inc.	344	6,546
NRG Energy, Inc.	267	6,109
SCANA Corp.	114	5,774
Pepco Holdings, Inc.	202	5,442
Pinnacle West Capital Corp.	89	5,063
AGL Resources, Inc.	96	4,470
TECO Energy, Inc.	188	3,320
Talen Energy Corp.*	77	1,321
Total Utilities		414,391

Basic Materials - 1.1%
EI du Pont de Nemours & Co.	724	46,301
Dow Chemical Co.	867	44,364
Monsanto Co.	381	40,610
LyondellBasell Industries N.V. — Class A	314	32,505
Praxair, Inc.	231	27,616
PPG Industries, Inc.	217	24,894
Ecolab, Inc.	214	24,196
Air Products & Chemicals, Inc.	155	21,209
Sherwin-Williams Co.	63	17,326
International Paper Co.	338	16,085
Freeport-McMoRan, Inc.	832	15,492
Sigma-Aldrich Corp.	96	13,378
CF Industries Holdings, Inc.	188	12,085
Mosaic Co.	248	11,619
Nucor Corp.	255	11,238
Alcoa, Inc.	978	10,905
Newmont Mining Corp.	422	9,858
Eastman Chemical Co.	119	9,737
International Flavors & Fragrances, Inc.	65	7,104
Airgas, Inc.	54	5,712
FMC Corp.	107	5,623
Allegheny Technologies, Inc.	87	2,627
Total Basic Materials		410,484

Diversified - 0.0%
Leucadia National Corp.	252	6,119

Total Common Stocks
(Cost $10,232,822)		14,582,593

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
S&P 500® 2x STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 13.6%
Guggenheim Strategy Fund I2	193,435	$4,820,403
Total Mutual Funds
(Cost $4,811,689)		4,820,403

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 19.7%
Federal Home Loan Bank[3]
0.06% due 09/09/15	$2,000,000	1,999,762
0.07% due 09/15/15	2,000,000	1,999,742
Total Federal Home Loan Bank		3,999,504
Freddie Mac[4]
0.09% due 10/20/15	3,000,000	2,999,085
Total Federal Agency Discount Notes
(Cost $6,998,652)		6,998,589

REPURCHASE AGREEMENTS††,5 - 11.2%
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	1,320,415	1,320,415
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	1,320,415	1,320,415
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	1,320,414	1,320,414
Total Repurchase Agreements
(Cost $3,961,244)		3,961,244

SECURITIES LENDING COLLATERAL††,6 - 0.0%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	1,284	1,284
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	205	205
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	83	83
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	32	32
Total Securities Lending Collateral
(Cost $1,604)		1,604

Total Investments - 85.5%
(Cost $26,006,011)		$30,364,433
Other Assets & Liabilities, net - 14.5%		5,145,193
Total Net Assets - 100.0%		$35,509,626

	Contracts	Unrealized Loss

EQUITY FUTURES CONTRACTS PURCHASED†
September 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $13,945,100)	136	$(263,378)
	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC July 2015 S&P 500 Index Swap, Terminating 07/28/15[7] (Notional Value $1,068,898)	518	$(23,248)
Barclays Bank plc July 2015 S&P 500 Index Swap, Terminating 07/31/15[7] (Notional Value $16,719,345)	8,104	(222,170)
Goldman Sachs International July 2015 S&P 500 Index Swap, Terminating 07/28/15[7] (Notional Value $24,733,625)	11,989	(458,871)
(Total Notional Value $42,521,868)		$(704,289)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 6.
[2]	Affiliated issuer — See Note 12.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]	Repurchase Agreements — See Note 5.
[6]	Securities lending collateral — See Note 6.
[7]	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments in unaffiliated issuers, at value - including $1,612 of securities loaned (cost $17,231,474)	$21,581,182
Investments in affiliated issuers, at value (cost $4,811,689)	4,820,403
Repurchase agreements, at value (cost $3,962,848)	3,962,848
Total investments (cost $26,006,011)	30,364,433
Segregated cash with broker	7,383,061
Cash	1,503
Receivables:
Dividends	22,845
Fund shares sold	7,267
Securities sold	2,406
Variation margin	1,700
Foreign taxes reclaim	12
Securities lending income	9
Interest	4
Total assets	37,783,240

Liabilities:
Unrealized depreciation on swap agreements	704,289
Payable for:
Fund shares redeemed	1,419,444
Swap settlement	44,951
Management fees	24,868
Securities purchased	16,397
Transfer agent and administrative fees	6,908
Investor service fees	6,908
Portfolio accounting fees	2,763
Return of securities loaned	1,650
Miscellaneous	45,436
Total liabilities	2,273,614
Commitments and contingent liabilities (Note 15)	—
Net assets	$35,509,626

Net assets consist of:
Paid in capital	$25,624,192
Accumulated net investment loss	(68,966)
Accumulated net realized gain on investments	6,563,645
Net unrealized appreciation on investments	3,390,755
Net assets	$35,509,626
Capital shares outstanding	155,291
Net asset value per share	$228.67

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $87)	$165,607
Dividends from securities of affiliated issuers	35,574
Interest	860
Income from securities lending, net	22
Total investment income	202,063

Expenses:
Management fees	146,325
Transfer agent and administrative fees	40,646
Investor service fees	40,646
Portfolio accounting fees	16,258
Professional fees	18,430
Custodian fees	1,852
Trustees’ fees*	935
Line of credit fees	145
Miscellaneous	2,988
Total expenses	268,225
Net investment loss	(66,162)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	808,542
Investments in affiliated issuers	(685)
Swap agreements	345,095
Futures contracts	446,504
Net realized gain	1,599,456
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(734,923)
Investments in affiliated issuers	8,714
Swap agreements	(86,223)
Futures contracts	(426,148)
Net change in unrealized appreciation (depreciation)	(1,238,580)
Net realized and unrealized gain	360,876
Net increase in net assets resulting from operations	$294,714

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(66,162)	$(96,008)
Net realized gain on investments	1,599,456	8,539,068
Net change in unrealized appreciation (depreciation) on investments	(1,238,580)	(1,837,009)
Net increase in net assets resulting from operations	294,714	6,606,051

Distributions to shareholders from:
Net realized gains	—	(6,940,144)
Total distributions to shareholders	—	(6,940,144)

Capital share transactions:
Proceeds from sale of shares	213,877,853	349,009,709
Distributions reinvested	—	6,940,144
Cost of shares redeemed	(217,457,741)	(344,312,886)
Net increase (decrease) from capital share transactions	(3,579,888)	11,636,967
Net increase (decrease) in net assets	(3,285,174)	11,302,874

Net assets:
Beginning of period	38,794,800	27,491,926
End of period	$35,509,626	$38,794,800
Accumulated net investment loss at end of period	$(68,966)	$(2,804)

Capital share activity:
Shares sold	919,431	1,411,457
Shares issued from reinvestment of distributions	—	31,158
Shares redeemed	(934,830)	(1,388,491)
Net increase (decrease) in shares	(15,399)	54,124

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$227.28	$235.85	$139.79	$108.05	$112.49	$89.65
Income (loss) from investment operations:
Net investment income (loss)[b]	(.47)	(.86)	(.91)	(.36)	(.83)	(.55)
Net gain (loss) on investments (realized and unrealized)	1.86	57.67	96.97	32.10	(3.61)	23.39
Total from investment operations	1.39	56.81	96.06	31.74	(4.44)	22.84
Less distributions from:
Net realized gains	—	(65.38)	—	—	—	—
Total distributions	—	(65.38)	—	—	—	—
Net asset value, end of period	$228.67	$227.28	$235.85	$139.79	$108.05	$112.49

Total Return[c]	0.62%	24.66%	68.71%	29.39%	(3.95%)	25.47%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$35,510	$38,795	$27,492	$12,484	$22,863	$21,024
Ratios to average net assets:
Net investment income (loss)	(0.41%)	(0.35%)	(0.49%)	(0.28%)	(0.72%)	(0.59%)
Total expenses[d]	1.65%	1.74%	1.69%	1.73%	1.76%	1.71%
Portfolio turnover rate	260%	475%	225%	301%	232%	68%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2015

NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. Government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	19.5%
Apple, Inc.	8.9%
Microsoft Corp.	4.4%
Amazon.com, Inc.	2.5%
Facebook, Inc. — Class A	2.4%
Google, Inc. — Class C	2.2%
Gilead Sciences, Inc.	2.1%
Google, Inc. — Class A	1.9%
Intel Corp.	1.8%
Cisco Systems, Inc.	1.7%
Top Ten Total	47.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 62.1%

Technology - 23.7%
Apple, Inc.	29,232	$3,666,425
Microsoft Corp.	41,047	1,812,225
Intel Corp.	24,071	732,119
QUALCOMM, Inc.	8,272	518,076
Texas Instruments, Inc.	5,279	271,921
Adobe Systems, Inc.*	2,538	205,603
Cognizant Technology Solutions Corp. — Class A*	3,098	189,257
Avago Technologies Ltd.	1,302	173,075
Broadcom Corp. — Class A	2,806	144,481
Intuit, Inc.	1,399	140,977
NXP Semiconductor N.V.*	1,277	125,401
Cerner Corp.*	1,746	120,579
Applied Materials, Inc.	6,249	120,106
Electronic Arts, Inc.*	1,596	106,134
Micron Technology, Inc.*	5,488	103,394
Analog Devices, Inc.	1,591	102,118
Fiserv, Inc.*	1,201	99,479
Western Digital Corp.	1,172	91,908
Activision Blizzard, Inc.	3,685	89,214
Paychex, Inc.	1,843	86,400
Altera Corp.	1,528	78,234
Seagate Technology plc	1,610	76,475
Check Point Software Technologies Ltd.*	918	73,027
CA, Inc.	2,231	65,346
Lam Research Corp.	803	65,324
Akamai Technologies, Inc.*	906	63,257
SanDisk Corp.	1,055	61,422
Xilinx, Inc.	1,313	57,982
Autodesk, Inc.*	1,155	57,837
Citrix Systems, Inc.*	813	57,040
NVIDIA Corp.	2,730	54,900
Linear Technology Corp.	1,215	53,739
NetApp, Inc.	1,582	49,928
KLA-Tencor Corp.	811	45,586
Total Technology		9,758,989

Communications - 19.7%
Amazon.com, Inc.*	2,363	1,025,755
Facebook, Inc. — Class A*	11,411	978,664
Google, Inc. — Class C*	1,739	905,167
Google, Inc. — Class A*	1,463	790,079
Cisco Systems, Inc.	25,806	708,633
Comcast Corp. — Class A	10,772	647,828
eBay, Inc.*	6,164	371,319
Priceline Group, Inc.*	263	302,810
Baidu, Inc. ADR*	1,406	279,906
DIRECTV*	2,558	237,357
Twenty-First Century Fox, Inc. — Class A	6,388	207,898
Netflix, Inc.*	308	202,338
Yahoo!, Inc.*	4,762	187,099
Liberty Global plc*	3,142	159,079
Twenty-First Century Fox, Inc. — Class B	4,052	130,555
Comcast Corp. — Special Class A	1,934	115,924
Viacom, Inc. — Class B	1,759	113,702
Sirius XM Holdings, Inc.*	27,769	103,578
Charter Communications, Inc. — Class A*	568	97,270
Symantec Corp.	3,454	80,306
Vodafone Group plc ADR	2,159	78,696
DISH Network Corp. — Class A*	1,138	77,054
Liberty Global plc — Class A*	1,279	69,156
TripAdvisor, Inc.*	663	57,774
VimpelCom Ltd. ADR	8,914	44,303
Discovery Communications, Inc. — Class C*	1,391	43,232
Liberty Media Corp. — Class C*	1,149	41,249
Liberty Ventures*	683	26,821
Discovery Communications, Inc. — Class A*	757	25,178
Liberty Media Corp. — Class A*	530	19,101
Total Communications		8,127,831

Consumer, Non-cyclical - 12.1%
Gilead Sciences, Inc.	7,457	873,065
Amgen, Inc.	3,858	592,280
Biogen, Inc.*	1,194	482,304
Celgene Corp.*	4,024	465,718
Mondelez International, Inc. — Class A	8,254	339,569
Express Scripts Holding Co.*	3,700	329,078
Regeneron Pharmaceuticals, Inc.*	514	262,207
Kraft Foods Group, Inc.	3,004	255,761
Automatic Data Processing, Inc.	2,382	191,108
Alexion Pharmaceuticals, Inc.*	1,013	183,120
Mylan N.V.*	2,486	168,700
Illumina, Inc.*	731	159,621
Vertex Pharmaceuticals, Inc.*	1,237	152,745
Monster Beverage Corp.*	863	115,659
Intuitive Surgical, Inc.*	187	90,602
Whole Foods Market, Inc.	1,818	71,702
Catamaran Corp.*	1,055	64,439
Verisk Analytics, Inc. — Class A*	858	62,428
Henry Schein, Inc.*	424	60,259
Keurig Green Mountain, Inc.	781	59,848
Total Consumer, Non-cyclical		4,980,213

Consumer, Cyclical - 5.8%
Walgreens Boots Alliance, Inc.	5,535	467,374
Starbucks Corp.	7,614	408,224
Costco Wholesale Corp.	2,232	301,453
Tesla Motors, Inc.*,1	641	171,955
American Airlines Group, Inc.	3,515	140,372
O’Reilly Automotive, Inc.*	512	115,702
PACCAR, Inc.	1,800	114,858

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2015
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

Marriott International, Inc. — Class A	1,395	$103,774
Ross Stores, Inc.	2,100	102,081
Dollar Tree, Inc.*	1,046	82,624
Fastenal Co.	1,492	62,933
Liberty Interactive Corporation QVC Group — Class A*	2,249	62,410
Tractor Supply Co.	692	62,238
Bed Bath & Beyond, Inc.*	869	59,944
Wynn Resorts Ltd.	515	50,815
Staples, Inc.	3,251	49,773
Mattel, Inc.	1,717	44,110
Total Consumer, Cyclical		2,400,640

Industrial - 0.6%
SBA Communications Corp. — Class A*	657	75,535
Stericycle, Inc.*	432	57,849
CH Robinson Worldwide, Inc.	740	46,169
Expeditors International of Washington, Inc.	971	44,768
Garmin Ltd.	971	42,656
Total Industrial		266,977

Basic Materials - 0.2%
Sigma-Aldrich Corp.	607	84,585

Total Common Stocks
(Cost $21,787,328)		25,619,235

MUTUAL FUNDS† - 19.5%
Guggenheim Strategy Fund I2	323,103	8,051,736
Total Mutual Funds
(Cost $8,045,835)		8,051,736

	Face Amount

REPURCHASE AGREEMENTS††,3 - 9.8%
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	$1,347,464	1,347,464
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	1,347,464	1,347,464
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	1,347,464	1,347,464
Total Repurchase Agreements
(Cost $4,042,392)		4,042,392

SECURITIES LENDING COLLATERAL††,4 - 0.3%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	104,015	104,015
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	16,642	16,642
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	6,761	6,761
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	2,600	2,600
Total Securities Lending Collateral
(Cost $130,018)		130,018

Total Investments - 91.7%
(Cost $34,005,573)		$37,843,381
Other Assets & Liabilities, net - 8.3%		3,407,289
Total Net Assets - 100.0%		$41,250,670

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2015
NASDAQ-100® 2x STRATEGY FUND

	Contracts	Unrealized Loss

EQUITY FUTURES CONTRACTS PURCHASED†
September 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $17,098,575)	195	$(381,954)
	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2015 NASDAQ-100 Index Swap, Terminating 07/28/15[5] (Notional Value $3,546,718)	807	$(70,327)
Credit Suisse Capital, LLC July 2015 NASDAQ-100 Index Swap, Terminating 07/28/15[5] (Notional Value $6,059,967)	1,378	(175,464)
Barclays Bank plc July 2015 NASDAQ-100 Index Swap, Terminating 07/31/15[5] (Notional Value $30,497,099)	6,936	(805,326)
(Total Notional Value $40,103,784)		$(1,051,117)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 6.
[2]	Affiliated issuer — See Note 12.
[3]	Repurchase Agreements — See Note 5.
[4]	Securities lending collateral — See Note 6.
[5]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
ADR — American Depositary Receipt
plc — Public Limited Company

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments in unaffiliated issuers, at value - including $134,130 of securities loaned (cost $21,787,328)	$25,619,235
Investments in affiliated issuers, at value (cost $8,045,835)	8,051,736
Repurchase agreements, at value (cost $4,172,410)	4,172,410
Total investments (cost $34,005,573)	37,843,381
Segregated cash with broker	9,128,121
Cash	1,811
Receivables:
Securities sold	14,980,446
Variation margin	30,141
Dividends	21,265
Fund shares sold	9,806
Foreign taxes reclaim	184
Securities lending income	31
Interest	4
Total assets	62,015,190

Liabilities:
Unrealized depreciation on swap agreements	1,051,117
Payable for:
Fund shares redeemed	18,815,116
Swap settlement	619,249
Return of securities loaned	133,750
Management fees	45,923
Transfer agent and administrative fees	12,756
Investor service fees	12,756
Portfolio accounting fees	5,103
Securities purchased	4,464
Miscellaneous	64,286
Total liabilities	20,764,520
Commitments and contingent liabilities (Note 15)	—
Net assets	$41,250,670

Net assets consist of:
Paid in capital	$26,746,554
Accumulated net investment loss	(199,592)
Accumulated net realized gain on investments	12,298,971
Net unrealized appreciation on investments	2,404,737
Net assets	$41,250,670
Capital shares outstanding	928,597
Net asset value per share	$44.42

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $591)	$242,303
Dividends from securities of affiliated issuers	21,987
Interest	1,037
Income from securities lending, net	64
Total investment income	265,391

Expenses:
Management fees	251,006
Transfer agent and administrative fees	69,724
Investor service fees	69,724
Portfolio accounting fees	27,889
Professional fees	30,021
Custodian fees	3,174
Trustees’ fees*	1,562
Line of credit fees	11
Miscellaneous	11,872
Total expenses	464,983
Net investment loss	(199,592)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	5,606,786
Investments in affiliated issuers	(2,116)
Swap agreements	1,526,146
Futures contracts	(153,800)
Net realized gain	6,977,016
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(4,777,172)
Investments in affiliated issuers	5,901
Swap agreements	(56,520)
Futures contracts	(435,175)
Net change in unrealized appreciation (depreciation)	(5,262,966)
Net realized and unrealized gain	1,714,050
Net increase in net assets resulting from operations	$1,514,458

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(199,592)	$(307,309)
Net realized gain on investments	6,977,016	8,978,835
Net change in unrealized appreciation (depreciation) on investments	(5,262,966)	(322,234)
Net increase in net assets resulting from operations	1,514,458	8,349,292

Distributions to shareholders from:
Net realized gains	—	(19,448,038)
Total distributions to shareholders	—	(19,448,038)

Capital share transactions:
Proceeds from sale of shares	109,060,348	211,351,730
Distributions reinvested	—	19,448,038
Cost of shares redeemed	(127,808,150)	(207,235,283)
Net increase (decrease) from capital share transactions	(18,747,802)	23,564,485
Net increase (decrease) in net assets	(17,233,344)	12,465,739

Net assets:
Beginning of period	58,484,014	46,018,275
End of period	$41,250,670	$58,484,014
Accumulated net investment loss at end of period	$(199,592)	$—

Capital share activity:
Shares sold	2,459,488	4,302,662
Shares issued from reinvestment of distributions	—	471,011
Shares redeemed	(2,936,654)	(4,381,604)
Net increase (decrease) in shares	(477,166)	392,069

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$41.60	$45.40	$27.75	$20.69	$24.45	$17.86
Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)	(.34)	(.25)	(.22)	(.33)	(.22)
Net gain (loss) on investments (realized and unrealized)	2.98	16.78	21.99	7.28	.39	6.81
Total from investment operations	2.82	16.44	21.74	7.06	.06	6.59
Less distributions from:
Net realized gains	—	(20.24)	(4.09)	—	(3.82)	—
Total distributions	—	(20.24)	(4.09)	—	(3.82)	—
Net asset value, end of period	$44.42	$41.60	$45.40	$27.75	$20.69	$24.45

Total Return[c]	6.78%	36.57%	80.21%	34.12%	(0.68%)	36.90%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$41,251	$58,484	$46,018	$24,938	$22,340	$34,107
Ratios to average net assets:
Net investment income (loss)	(0.72%)	(0.69%)	(0.70%)	(0.80%)	(1.31%)	(1.16%)
Total expenses[d]	1.67%	1.75%	1.72%	1.76%	1.80%	1.74%
Portfolio turnover rate	150%	275%	174%	120%	22%	92%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

FUND PROFILE (Unaudited)	June 30, 2015

MID-CAP 1.5x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. Government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	14.7%
Guggenheim Strategy Fund II	5.6%
Advance Auto Parts, Inc.	0.4%
Church & Dwight Company, Inc.	0.3%
Signet Jewelers Ltd.	0.3%
Mettler-Toledo International, Inc.	0.3%
Centene Corp.	0.3%
Foot Locker, Inc.	0.3%
Hologic, Inc.	0.3%
Jarden Corp.	0.3%
Top Ten Total	22.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 48.6%

Financial - 11.5%
Federal Realty Investment Trust	188	$24,080
UDR, Inc.	708	22,677
New York Community Bancorp, Inc.	1,215	22,332
Everest Re Group Ltd.	122	22,206
Arthur J Gallagher & Co.	459	21,710
Jones Lang LaSalle, Inc.	123	21,033
Raymond James Financial, Inc.	350	20,853
Alleghany Corp.*	44	20,625
Signature Bank*	139	20,349
SVB Financial Group*	140	20,158
HCC Insurance Holdings, Inc.	262	20,132
Extra Space Storage, Inc.	304	19,827
East West Bancorp, Inc.	396	17,749
Camden Property Trust	238	17,679
Duke Realty Corp.	944	17,530
Alexandria Real Estate Equities, Inc.	197	17,230
Reinsurance Group of America, Inc. — Class A	181	17,171
Kilroy Realty Corp.	241	16,183
Regency Centers Corp.	258	15,217
Omega Healthcare Investors, Inc.	440	15,105
Mid-America Apartment Communities, Inc.	206	14,999
WR Berkley Corp.	273	14,177
Liberty Property Trust	409	13,178
American Financial Group, Inc.	202	13,138
CBOE Holdings, Inc.	228	13,046
National Retail Properties, Inc.	367	12,849
RenaissanceRe Holdings Ltd.	126	12,790
Lamar Advertising Co. — Class A	221	12,703
Eaton Vance Corp.	323	12,638
PacWest Bancorp	268	12,532
City National Corp.	132	11,931
Hospitality Properties Trust	410	11,816
Cullen/Frost Bankers, Inc.	150	11,787
Taubman Centers, Inc.	169	11,746
American Campus Communities, Inc.	307	11,571
Home Properties, Inc.	158	11,542
SLM Corp.*	1,164	11,489
Senior Housing Properties Trust	643	11,285
Synovus Financial Corp.	364	11,218
First American Financial Corp.	297	11,051
LaSalle Hotel Properties	309	10,957
Waddell & Reed Financial, Inc. — Class A	231	10,929
Umpqua Holdings Corp.	603	10,848
BioMed Realty Trust, Inc.	557	10,772
Stifel Financial Corp.*	186	10,740
Commerce Bancshares, Inc.	229	10,710
Corrections Corporation of America	320	10,586
Brown & Brown, Inc.	316	10,384
Old Republic International Corp.	660	10,316
Highwoods Properties, Inc.	257	10,267
Weingarten Realty Investors	312	10,199
Douglas Emmett, Inc.	375	10,103
First Horizon National Corp.	639	10,013
CNO Financial Group, Inc.	539	9,891
Webster Financial Corp.	248	9,808
CoreLogic, Inc.*	247	9,803
Prosperity Bancshares, Inc.	165	9,527
FirstMerit Corp.	454	9,457
First Niagara Financial Group, Inc.	964	9,100
Hanover Insurance Group, Inc.	121	8,958
Rayonier, Inc.	347	8,866
Bank of the Ozarks, Inc.	192	8,784
Federated Investors, Inc. — Class B	261	8,741
StanCorp Financial Group, Inc.	115	8,695
Associated Banc-Corp.	417	8,453
Tanger Factory Outlet Centers, Inc.	262	8,305
Communications Sales & Leasing, Inc.	328	8,108
Aspen Insurance Holdings Ltd.	169	8,095
Bank of Hawaii Corp.	119	7,935
TCF Financial Corp.	461	7,657
Janus Capital Group, Inc.	405	6,934
WP GLIMCHER, Inc.	507	6,860
Hancock Holding Co.	213	6,797
WisdomTree Investments, Inc.	307	6,743
Cathay General Bancorp	203	6,587
Primerica, Inc.	141	6,442
Fulton Financial Corp.	483	6,308
Valley National Bancorp	604	6,227
Corporate Office Properties Trust	259	6,097
BancorpSouth, Inc.	235	6,054
Washington Federal, Inc.	259	6,048
Mercury General Corp.	100	5,565
Urban Edge Properties	253	5,260
Kemper Corp.	135	5,204
Equity One, Inc.	220	5,135
Alexander & Baldwin, Inc.	124	4,886
Trustmark Corp.	185	4,621
International Bancshares Corp.	158	4,245
Mack-Cali Realty Corp.	229	4,220
Potlatch Corp.	111	3,921
Total Financial		1,038,493

Industrial - 8.7%
Mettler-Toledo International, Inc.*	77	26,293
Wabtec Corp.	264	24,879
Energizer Holdings, Inc.	170	22,364
Acuity Brands, Inc.	119	21,418
Fortune Brands Home & Security, Inc.	436	19,978
Carlisle Companies, Inc.	179	17,920
Packaging Corporation of America	271	16,935
IDEX Corp.	213	16,738
Trimble Navigation Ltd.*	710	16,657
Waste Connections, Inc.	339	15,974
B/E Aerospace, Inc.	290	15,920
Hubbell, Inc. — Class B	146	15,809

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

Zebra Technologies Corp. — Class A*	141	$15,658
Avnet, Inc.	372	15,293
Huntington Ingalls Industries, Inc.	133	14,974
AO Smith Corp.	205	14,756
Arrow Electronics, Inc.*	262	14,620
Keysight Technologies, Inc.*	463	14,441
AECOM*	411	13,595
Gentex Corp.	805	13,218
Old Dominion Freight Line, Inc.*	185	12,692
Lincoln Electric Holdings, Inc.	207	12,604
AGCO Corp.	219	12,435
Donaldson Company, Inc.	346	12,387
Lennox International, Inc.	113	12,169
Nordson Corp.	155	12,073
Bemis Company, Inc.	267	12,018
Orbital ATK, Inc.	163	11,957
Sonoco Products Co.	276	11,829
Kirby Corp.*	153	11,729
Cognex Corp.	238	11,448
Graco, Inc.	161	11,436
Jabil Circuit, Inc.	530	11,284
Trinity Industries, Inc.	424	11,206
AptarGroup, Inc.	171	10,905
Genesee & Wyoming, Inc. — Class A*	140	10,665
Eagle Materials, Inc.	137	10,457
Teledyne Technologies, Inc.*	97	10,234
ITT Corp.	244	10,209
Belden, Inc.	117	9,504
FEI Co.	114	9,454
Oshkosh Corp.	214	9,069
Regal Beloit Corp.	123	8,929
Triumph Group, Inc.	135	8,909
Woodward, Inc.	159	8,743
CLARCOR, Inc.	137	8,527
National Instruments Corp.	277	8,160
SPX Corp.	112	8,108
Landstar System, Inc.	121	8,091
Esterline Technologies Corp.*	84	8,009
Clean Harbors, Inc.*	146	7,846
Crane Co.	133	7,811
KBR, Inc.	395	7,695
Valmont Industries, Inc.	64	7,608
Kennametal, Inc.	217	7,404
Timken Co.	199	7,277
Terex Corp.	288	6,696
Louisiana-Pacific Corp.*	390	6,642
GATX Corp.	120	6,378
KLX, Inc.*	144	6,355
Con-way, Inc.	158	6,062
Silgan Holdings, Inc.	114	6,015
Tech Data Corp.*	101	5,814
Vishay Intertechnology, Inc.	371	4,333
Knowles Corp.*	233	4,217
MSA Safety, Inc.	86	4,172
Granite Construction, Inc.	99	3,515
Greif, Inc. — Class A	93	3,334
Werner Enterprises, Inc.	122	3,203
Tidewater, Inc.	129	2,932
TimkenSteel Corp.	103	2,780
Total Industrial		780,769

Consumer, Non-cyclical - 8.2%
Church & Dwight Company, Inc.	358	29,045
Centene Corp.*	325	26,130
Hologic, Inc.*	669	25,462
Omnicare, Inc.	265	24,976
Towers Watson & Co. — Class A	190	23,902
Cooper Companies, Inc.	133	23,670
WhiteWave Foods Co. — Class A*	479	23,413
United Therapeutics Corp.*	126	21,918
ResMed, Inc.	385	21,702
Community Health Systems, Inc.*	323	20,339
Gartner, Inc.*	227	19,472
ManpowerGroup, Inc.	214	19,127
MEDNAX, Inc.*	256	18,972
Global Payments, Inc.	182	18,828
Hain Celestial Group, Inc.*	281	18,506
SEI Investments Co.	354	17,357
IDEXX Laboratories, Inc.*	256	16,420
Service Corporation International	553	16,275
Ingredion, Inc.	196	15,643
Teleflex, Inc.	114	15,441
Sirona Dental Systems, Inc.*	152	15,264
Health Net, Inc.*	211	13,529
Graham Holdings Co. — Class B	12	12,901
Align Technology, Inc.*	199	12,479
VCA, Inc.*	225	12,241
WEX, Inc.*	106	12,081
Live Nation Entertainment, Inc.*	399	10,969
Flowers Foods, Inc.	506	10,702
LifePoint Health, Inc.*	121	10,521
STERIS Corp.	163	10,504
WellCare Health Plans, Inc.*	120	10,180
Bio-Techne Corp.	102	10,044
RR Donnelley & Sons Co.	570	9,935
TreeHouse Foods, Inc.*	117	9,481
Akorn, Inc.*	216	9,431
Charles River Laboratories International, Inc.*	130	9,144
United Natural Foods, Inc.*	137	8,724
Bio-Rad Laboratories, Inc. — Class A*	57	8,585
Deluxe Corp.	137	8,494
Hill-Rom Holdings, Inc.	155	8,421
CEB, Inc.	92	8,010
Post Holdings, Inc.*	146	7,874
Molina Healthcare, Inc.*	111	7,803
Sotheby’s	169	7,646
Rollins, Inc.	263	7,503

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

Avon Products, Inc.	1,190	$7,449
Thoratec Corp.*	148	6,596
Aaron’s, Inc.	177	6,409
Owens & Minor, Inc.	173	5,882
Boston Beer Company, Inc. — Class A*	25	5,800
Halyard Health, Inc.*	127	5,144
Lancaster Colony Corp.	53	4,815
DeVry Education Group, Inc.	157	4,707
FTI Consulting, Inc.*	114	4,701
SUPERVALU, Inc.*	566	4,579
Dean Foods Co.	258	4,172
HMS Holdings Corp.*	242	4,155
Rent-A-Center, Inc.	145	4,111
Apollo Education Group, Inc. — Class A*	264	3,400
Tootsie Roll Industries, Inc.	56	1,809
Total Consumer, Non-cyclical		742,793

Consumer, Cyclical - 6.9%
Advance Auto Parts, Inc.	200	31,858
Signet Jewelers Ltd.	219	28,085
Foot Locker, Inc.	383	25,665
Jarden Corp.*	490	25,358
LKQ Corp.*	832	25,163
Polaris Industries, Inc.	167	24,735
Alaska Air Group, Inc.	355	22,873
Williams-Sonoma, Inc.	233	19,169
Domino’s Pizza, Inc.	151	17,123
Toll Brothers, Inc.*	438	16,727
Carter’s, Inc.	144	15,307
JetBlue Airways Corp.*	720	14,947
NVR, Inc.*	11	14,740
Dunkin’ Brands Group, Inc.	263	14,465
Dick’s Sporting Goods, Inc.	266	13,771
Brunswick Corp.	254	12,918
Skechers U.S.A., Inc. — Class A*	113	12,406
Panera Bread Co. — Class A*	69	12,059
Office Depot, Inc.*	1,348	11,674
Cinemark Holdings, Inc.	287	11,529
Copart, Inc.*	311	11,034
Tempur Sealy International, Inc.*	167	11,005
Ingram Micro, Inc. — Class A*	427	10,688
Casey’s General Stores, Inc.	106	10,148
MSC Industrial Direct Company, Inc. — Class A	138	9,628
Brinker International, Inc.	167	9,628
World Fuel Services Corp.	197	9,446
Watsco, Inc.	75	9,281
Dana Holding Corp.	446	9,179
Tupperware Brands Corp.	136	8,777
Wendy’s Co.	745	8,404
American Eagle Outfitters, Inc.	481	8,283
CST Brands, Inc.	211	8,242
Buffalo Wild Wings, Inc.*	52	8,148
Vista Outdoor, Inc.*	174	7,813
Kate Spade & Co.*	349	7,517
Scotts Miracle-Gro Co. — Class A	122	7,224
JC Penney Company, Inc.*,1	835	7,072
Thor Industries, Inc.	125	7,035
Cheesecake Factory, Inc.	124	6,762
Big Lots, Inc.	148	6,658
Deckers Outdoor Corp.*	91	6,550
Cabela’s, Inc.*	131	6,547
Chico’s FAS, Inc.	392	6,519
HSN, Inc.	89	6,247
HNI Corp.	122	6,240
ANN, Inc.*	126	6,085
Ascena Retail Group, Inc.*	361	6,012
DreamWorks Animation SKG, Inc. — Class A*	200	5,276
Herman Miller, Inc.	163	4,716
KB Home	249	4,133
Abercrombie & Fitch Co. — Class A	190	4,087
Guess?, Inc.	176	3,374
MDC Holdings, Inc.	107	3,207
International Speedway Corp. — Class A	76	2,787
Total Consumer, Cyclical		624,324

Technology - 5.0%
CDK Global, Inc.	439	23,697
ANSYS, Inc.*	246	22,445
Synopsys, Inc.*	424	21,475
MSCI, Inc. — Class A	308	18,957
Broadridge Financial Solutions, Inc.	328	16,403
Fortinet, Inc.*	390	16,119
Cadence Design Systems, Inc.*	801	15,748
Jack Henry & Associates, Inc.	224	14,493
NCR Corp.*	462	13,906
Informatica Corp.*	286	13,862
PTC, Inc.*	315	12,921
Ultimate Software Group, Inc.*	78	12,819
Rackspace Hosting, Inc.*	324	12,050
Manhattan Associates, Inc.*	202	12,050
Tyler Technologies, Inc.*	92	11,903
MAXIMUS, Inc.	180	11,832
Teradyne, Inc.	587	11,323
Atmel Corp.	1,142	11,254
Cypress Semiconductor Corp.*	906	10,655
VeriFone Systems, Inc.*	313	10,629
DST Systems, Inc.	77	9,701
Integrated Device Technology, Inc.*	406	8,810
SolarWinds, Inc.*	182	8,396
IPG Photonics Corp.*	98	8,347
Solera Holdings, Inc.	184	8,199
ACI Worldwide, Inc.*	319	7,838
Cree, Inc.*	298	7,757
Fair Isaac Corp.	85	7,716
Lexmark International, Inc. — Class A	168	7,426
Mentor Graphics Corp.	270	7,136
Leidos Holdings, Inc.	171	6,903
Convergys Corp.	270	6,882

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

Allscripts Healthcare Solutions, Inc.*	465	$6,361
Diebold, Inc.	177	6,195
Silicon Laboratories, Inc.*	109	5,887
Science Applications International Corp.	108	5,708
3D Systems Corp.*	287	5,602
Fairchild Semiconductor International, Inc. — Class A*	319	5,544
Advent Software, Inc.	124	5,482
CommVault Systems, Inc.*	116	4,920
Intersil Corp. — Class A	361	4,516
Advanced Micro Devices, Inc.*	1,724	4,138
Rovi Corp.*	242	3,860
Acxiom Corp.*	214	3,762
Total Technology		451,627

Energy - 2.5%
SunEdison, Inc.*	797	23,838
HollyFrontier Corp.	536	22,882
Dresser-Rand Group, Inc.*	210	17,888
Energen Corp.	200	13,659
Oceaneering International, Inc.	270	12,580
Gulfport Energy Corp.*	290	11,673
Nabors Industries Ltd.	795	11,472
Superior Energy Services, Inc.	412	8,668
SM Energy Co.	185	8,532
Western Refining, Inc.	193	8,419
QEP Resources, Inc.	447	8,274
Dril-Quip, Inc.*	107	8,052
Patterson-UTI Energy, Inc.	405	7,620
Rowan Companies plc — Class A	341	7,199
WPX Energy, Inc.*	560	6,877
Murphy USA, Inc.*	116	6,475
Denbury Resources, Inc.	976	6,207
NOW, Inc.*	293	5,834
Oil States International, Inc.*	141	5,249
California Resources Corp.	845	5,104
Rosetta Resources, Inc.*	207	4,790
Atwood Oceanics, Inc.	164	4,336
Unit Corp.*	128	3,471
Helix Energy Solutions Group, Inc.*	269	3,397
Total Energy		222,496

Basic Materials - 2.4%
Ashland, Inc.	170	20,724
RPM International, Inc.	364	17,825
Albemarle Corp.	307	16,969
Valspar Corp.	204	16,691
Steel Dynamics, Inc.	661	13,694
NewMarket Corp.	29	12,873
Reliance Steel & Aluminum Co.	203	12,277
Cytec Industries, Inc.	195	11,803
Royal Gold, Inc.	178	10,963
PolyOne Corp.	244	9,557
Sensient Technologies Corp.	129	8,816
United States Steel Corp.	399	8,227
Chemours Co.*	498	7,968
Compass Minerals International, Inc.	92	7,557
Domtar Corp.	175	7,245
Cabot Corp.	174	6,488
Minerals Technologies, Inc.	95	6,472
Olin Corp.	212	5,713
Carpenter Technology Corp.	138	5,338
Commercial Metals Co.	317	5,097
Worthington Industries, Inc.	136	4,088
Total Basic Materials		216,385

Utilities - 2.2%
Alliant Energy Corp.	309	17,835
UGI Corp.	472	16,261
OGE Energy Corp.	546	15,599
Atmos Energy Corp.	276	14,153
National Fuel Gas Co.	231	13,604
Westar Energy, Inc.	362	12,388
Aqua America, Inc.	484	11,853
MDU Resources Group, Inc.	533	10,409
Great Plains Energy, Inc.	423	10,220
Questar Corp.	481	10,058
Cleco Corp.	165	8,885
Hawaiian Electric Industries, Inc.	293	8,711
Vectren Corp.	226	8,696
IDACORP, Inc.	138	7,747
WGL Holdings, Inc.	136	7,383
ONE Gas, Inc.	144	6,129
Black Hills Corp.	123	5,369
PNM Resources, Inc.	218	5,363
Talen Energy Corp.*	235	4,033
Total Utilities		194,696

Communications - 1.2%
FactSet Research Systems, Inc.	106	17,225
AMC Networks, Inc. — Class A*	162	13,260
ARRIS Group, Inc.*	363	11,108
Telephone & Data Systems, Inc.	269	7,909
Ciena Corp.*	322	7,625
JDS Uniphase Corp.*	639	7,400
John Wiley & Sons, Inc. — Class A	127	6,905
Time, Inc.	300	6,903
Plantronics, Inc.	107	6,025
InterDigital, Inc.	99	5,632
Meredith Corp.	100	5,215
New York Times Co. — Class A	359	4,900
NeuStar, Inc. — Class A*	151	4,411
Polycom, Inc.*	369	4,221
Total Communications		108,739

Total Common Stocks
(Cost $2,260,114)		4,380,322

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 20.3%
Guggenheim Strategy Fund I2	53,035	$1,321,633
Guggenheim Strategy Fund II2	20,307	505,856
Total Mutual Funds
(Cost $1,825,753)		1,827,489

	Face Amount

REPURCHASE AGREEMENTS††,3 - 17.5%
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	$526,288	526,288
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	526,288	526,288
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	526,288	526,288
Total Repurchase Agreements
(Cost $1,578,864)		1,578,864

SECURITIES LENDING COLLATERAL††,4 - 0.1%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	5,108	5,108
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	817	817
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	332	332

Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	128	128
Total Securities Lending Collateral
(Cost $6,385)		6,385

Total Investments - 86.5%
(Cost $5,671,116)		$7,793,060
Other Assets & Liabilities, net - 13.5%		1,218,979
Total Net Assets - 100.0%		$9,012,039

	Contracts	Unrealized Loss

EQUITY FUTURES CONTRACTS PURCHASED†
September 2015 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $1,496,800)	10	$(23,774)
	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC July 2015 S&P MidCap 400 Index Swap, Terminating 07/28/15[5] (Notional Value $1,026,428)	683	$(20,298)
Goldman Sachs International July 2015 S&P MidCap 400 Index Swap, Terminating 07/28/15[5] (Notional Value $2,228,496)	1,484	(44,861)
Barclays Bank plc July 2015 S&P MidCap 400 Index Swap, Terminating 07/31/15[5] (Notional Value $4,387,929)	2,921	(80,266)
(Total Notional Value $7,642,853)		$(145,425)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 6.
[2]	Affiliated issuer — See Note 12.
[3]	Repurchase Agreements — See Note 5.
[4]	Securities lending collateral — See Note 6.
[5]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

MID-CAP 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments in unaffiliated issuers, at value - including $6,170 of securities loaned (cost $2,260,114)	$4,380,322
Investments in affiliated issuers, at value (cost $1,825,753)	1,827,489
Repurchase agreements, at value (cost $1,585,249)	1,585,249
Total investments (cost $5,671,116)	7,793,060
Segregated cash with broker	1,185,899
Cash	10,785
Receivables:
Fund shares sold	209,450
Securities sold	56,365
Dividends	5,826
Variation margin	76
Securities lending income	5
Interest	2
Total assets	9,261,468

Liabilities:
Unrealized depreciation on swap agreements	145,425
Payable for:
Securities purchased	38,160
Fund shares redeemed	29,453
Management fees	7,037
Return of securities loaned	6,569
Swap settlement	2,135
Transfer agent and administrative fees	1,955
Investor service fees	1,955
Portfolio accounting fees	782
Miscellaneous	15,958
Total liabilities	249,429
Commitments and contingent liabilities (Note 15)	—
Net assets	$9,012,039

Net assets consist of:
Paid in capital	$6,769,904
Accumulated net investment loss	(32,770)
Accumulated net realized gain on investments	322,160
Net unrealized appreciation on investments	1,952,745
Net assets	$9,012,039
Capital shares outstanding	244,206
Net asset value per share	$36.90

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends from securities of unaffiliated issuers	$37,502
Dividends from securities of affiliated issuers	13,071
Income from securities lending, net	277
Interest	271
Total investment income	51,121

Expenses:
Management fees	46,007
Transfer agent and administrative fees	12,780
Investor service fees	12,780
Portfolio accounting fees	5,112
Professional fees	8,036
Custodian fees	582
Trustees’ fees*	417
Line of credit fees	207
Miscellaneous	(2,031)
Total expenses	83,890
Net investment loss	(32,769)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	749,297
Investments in affiliated issuers	(1,610)
Swap agreements	265,058
Futures contracts	27,763
Net realized gain	1,040,508
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(567,479)
Investments in affiliated issuers	1,736
Swap agreements	(28,207)
Futures contracts	(42,853)
Net change in unrealized appreciation (depreciation)	(636,803)
Net realized and unrealized gain	403,705
Net increase in net assets resulting from operations	$370,936

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(32,769)	$(87,138)
Net realized gain on investments	1,040,508	1,149,137
Net change in unrealized appreciation (depreciation) on investments	(636,803)	(718,788)
Net increase in net assets resulting from operations	370,936	343,211

Distributions to shareholders from:
Net realized gains	—	(1,927,418)
Total distributions to shareholders	—	(1,927,418)

Capital share transactions:
Proceeds from sale of shares	22,441,421	83,310,247
Distributions reinvested	—	1,927,418
Cost of shares redeemed	(24,473,604)	(90,055,833)
Net decrease from capital share transactions	(2,032,183)	(4,818,168)
Net decrease in net assets	(1,661,247)	(6,402,375)

Net assets:
Beginning of period	10,673,286	17,075,661
End of period	$9,012,039	$10,673,286
Accumulated net investment loss at end of period	$(32,770)	$(1)

Capital share activity:
Shares sold	606,033	2,272,966
Shares issued from reinvestment of distributions	—	56,209
Shares redeemed	(666,343)	(2,506,063)
Net decrease in shares	(60,310)	(176,888)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$35.05	$35.47	$23.61	$18.99	$20.56	$14.95
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.25)	(.17)	(.12)	(.19)	(.13)
Net gain (loss) on investments (realized and unrealized)	1.97	4.39	12.03	4.74	(1.38)	5.74
Total from investment operations	1.85	4.14	11.86	4.62	(1.57)	5.61
Less distributions from:
Net realized gains	—	(4.56)	—	—	—	—
Total distributions	—	(4.56)	—	—	—	—
Redemption fees collected	—	—	—	—	—	—
Net asset value, end of period	$36.90	$35.05	$35.47	$23.61	$18.99	$20.56

Total Return[c]	5.31%	11.93%	50.23%	24.33%	(7.59%)	37.55%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,012	$10,673	$17,076	$14,051	$12,368	$20,560
Ratios to average net assets:
Net investment income (loss)	(0.64%)	(0.69%)	(0.56%)	(0.54%)	(0.89%)	(0.78%)
Total expenses[d]	1.64%	1.72%	1.69%	1.72%	1.77%	1.71%
Portfolio turnover rate	17%	255%	279%	247%	222%	176%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2015

INVERSE MID-CAP STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. Government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 3, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holding (% of Total Net Assets)
Guggenheim Strategy Fund I	20.7%

“Largest Holding” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
INVERSE MID-CAP STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 20.7%
Guggenheim Strategy Fund I1	8,111	$202,124
Total Mutual Funds
(Cost $202,082)		202,124

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 28.3%
Federal Home Loan Bank[2]
0.04% due 07/02/15	$100,000	100,000
Freddie Mac[3]
0.05% due 07/10/15	100,000	99,999
Fannie Mae[3]
0.06% due 07/06/15	77,000	76,999
Total Federal Agency Discount Notes
(Cost $276,998)		276,998

REPURCHASE AGREEMENTS††,4 - 14.1%
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	46,164	46,164
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	46,164	46,164
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	46,164	46,164
Total Repurchase Agreements
(Cost $138,492)		138,492

Total Investments - 63.1%
(Cost $617,572)		$617,614
Other Assets & Liabilities, net - 36.9%		360,535
Total Net Assets - 100.0%		$978,149

	Units	Unrealized Gain

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International July 2015 S&P MidCap 400 Index Swap, Terminating 07/28/15[5] (Notional Value $548,763)	365	$11,040
Barclays Bank plc July 2015 S&P MidCap 400 Index Swap, Terminating 07/31/15[5] (Notional Value $329,901)	220	4,725
Credit Suisse Capital, LLC July 2015 S&P MidCap 400 Index Swap, Terminating 07/28/15[5] (Notional Value $81,097)	54	1,691
(Total Notional Value $959,761)		$17,456

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 12.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 5.
[5]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.
plc — Public Limited Company

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $276,998)	$276,998
Investments in affiliated issuers, at value (cost $202,082)	202,124
Repurchase agreements, at value (cost $138,492)	138,492
Total investments (cost $617,572)	617,614
Segregated cash with broker	323,249
Unrealized appreciation on swap agreements	17,456
Receivables:
Fund shares sold	80,208
Dividends	169
Variation margin	56
Total assets	1,038,752

Liabilities:
Payable for:
Fund shares redeemed	58,019
Management fees	658
Transfer agent and administrative fees	183
Investor service fees	183
Securities purchased	169
Portfolio accounting fees	73
Miscellaneous	1,318
Total liabilities	60,603
Commitments and contingent liabilities (Note 15)	—
Net assets	$978,149

Net assets consist of:
Paid in capital	$2,437,818
Accumulated net investment loss	(6,576)
Accumulated net realized loss on investments	(1,470,591)
Net unrealized appreciation on investments	17,498
Net assets	$978,149
Capital shares outstanding	31,361
Net asset value per share	$31.19

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends from securities of affiliated issuers	$830
Interest	122
Total investment income	952

Expenses:
Management fees	4,134
Transfer agent and administrative fees	1,148
Investor service fees	1,148
Portfolio accounting fees	459
Professional fees	687
Custodian fees	52
Trustees’ fees*	34
Miscellaneous	(134)
Total expenses	7,528
Net investment loss	(6,576)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(60,513)
Futures contracts	(43)
Net realized loss	(60,556)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	361
Investments in affiliated issuers	42
Swap agreements	10,136
Net change in unrealized appreciation (depreciation)	10,539
Net realized and unrealized loss	(50,017)
Net decrease in net assets resulting from operations	$(56,593)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

INVERSE MID-CAP STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(6,576)	$(15,659)
Net realized loss on investments	(60,556)	(132,855)
Net change in unrealized appreciation (depreciation) on investments	10,539	11,633
Net decrease in net assets resulting from operations	(56,593)	(136,881)

Capital share transactions:
Proceeds from sale of shares	1,650,914	12,168,831
Cost of shares redeemed	(1,466,110)	(12,093,074)
Net increase from capital share transactions	184,804	75,757
Net increase (decrease) in net assets	128,211	(61,124)

Net assets:
Beginning of period	849,938	911,062
End of period	$978,149	$849,938
Accumulated net investment loss at end of period	$(6,576)	$—

Capital share activity:
Shares sold	52,361	340,578 *
Shares redeemed	(46,836)	(339,223)*
Net increase in shares	5,525	1,355 *

*

Reverse share split — Capital share activity for the period presented through January 24, 2014, has been restated to reflect a 1:3 reverse share split effective January 24, 2014. See Note 14 in Notes to Financial Statements.

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014[e]	Year Ended December 31, 2013[e]	Year Ended December 31, 2012[e]	Year Ended December 31, 2011[e]	Year Ended December 31, 2010[e]
Per Share Data
Net asset value, beginning of period	$32.90	$37.22	$51.36	$62.92	$67.90	$90.88
Income (loss) from investment operations:
Net investment income (loss)[b]	(.22)	(.53)	(.69)	(.90)	(1.11)	(1.26)
Net gain (loss) on investments (realized and unrealized)	(1.49)	(3.79)	(13.45)	(10.66)	(3.87)	(21.72)
Total from investment operations	(1.71)	(4.32)	(14.14)	(11.56)	(4.98)	(22.98)
Net asset value, end of period	$31.19	$32.90	$37.22	$51.36	$62.92	$67.90

Total Return[c]	(5.20%)	(11.56%)	(27.57%)	(18.36%)	(7.34%)	(25.29%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$978	$850	$911	$2,329	$1,141	$2,977
Ratios to average net assets:
Net investment income (loss)	(1.43%)	(1.51%)	(1.65%)	(1.62%)	(1.71%)	(1.56%)
Total expenses[d]	1.64%	1.72%	1.68%	1.73%	1.75%	1.71%
Portfolio turnover rate	—	323%	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]

Reverse share split — Per share amounts for the periods presented through January 24, 2014, have been restated to reflect a 1:3 reverse share split effective January 24, 2014. See Note 14 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

FUND PROFILE (Unaudited)	June 30, 2015

RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. Government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 27, 2006

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	14.4%
Team Health Holdings, Inc.	0.1%
Cepheid	0.1%
Manhattan Associates, Inc.	0.1%
MAXIMUS, Inc.	0.1%
Tyler Technologies, Inc.	0.1%
Investors Bancorp, Inc.	0.1%
HealthSouth Corp.	0.1%
West Pharmaceutical Services, Inc.	0.1%
Neurocrine Biosciences, Inc.	0.1%
Top Ten Total	15.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 29.1%

Financial - 7.1%
Investors Bancorp, Inc.	416	$5,117
Prosperity Bancshares, Inc.	84	4,850
First American Financial Corp.	129	4,801
LaSalle Hotel Properties	135	4,787
Umpqua Holdings Corp.	262	4,714
RLJ Lodging Trust	158	4,705
Stifel Financial Corp.*	81	4,678
MGIC Investment Corp.*	406	4,620
CubeSmart	199	4,609
Highwoods Properties, Inc.	112	4,475
CNO Financial Group, Inc.	235	4,313
Radian Group, Inc.	229	4,296
Webster Financial Corp.	108	4,272
Bank of the Ozarks, Inc.	93	4,254
MarketAxess Holdings, Inc.	45	4,176
FirstMerit Corp.	198	4,124
Strategic Hotels & Resorts, Inc.*	329	3,987
PrivateBancorp, Inc. — Class A	94	3,743
Sunstone Hotel Investors, Inc.	249	3,737
EPR Properties	68	3,725
Pebblebrook Hotel Trust	86	3,688
Sovran Self Storage, Inc.	42	3,650
New Residential Investment Corp.	238	3,627
PRA Group, Inc.*	58	3,614
Sun Communities, Inc.	56	3,462
Texas Capital Bancshares, Inc.*	55	3,423
United Bankshares, Inc.	83	3,339
DCT Industrial Trust, Inc.	106	3,333
Medical Properties Trust, Inc.	249	3,264
Western Alliance Bancorporation*	93	3,140
IBERIABANK Corp.	46	3,139
MB Financial, Inc.	90	3,100
Cathay General Bancorp	95	3,083
Susquehanna Bancshares, Inc.	218	3,078
DiamondRock Hospitality Co.	240	3,074
Wintrust Financial Corp.	57	3,043
GEO Group, Inc.	89	3,040
Colony Capital, Inc. — Class A	133	3,012
Janus Capital Group, Inc.	175	2,997
FNB Corp.	209	2,993
WisdomTree Investments, Inc.	136	2,987
Hancock Holding Co.	93	2,968
BancorpSouth, Inc.	115	2,962
Valley National Bancorp	278	2,866
Xenia Hotels & Resorts, Inc.	131	2,848
National Health Investors, Inc.	45	2,804
Healthcare Realty Trust, Inc.	120	2,791
Primerica, Inc.	61	2,787
Ryman Hospitality Properties, Inc.	52	2,762
Kennedy-Wilson Holdings, Inc.	111	2,729
Fulton Financial Corp.	208	2,716
Cousins Properties, Inc.	259	2,688
UMB Financial Corp.	47	2,680
Blackhawk Network Holdings, Inc.*	65	2,678
RLI Corp.	52	2,671
First Financial Bankshares, Inc.	77	2,667
Glacier Bancorp, Inc.	90	2,648
Washington Federal, Inc.	113	2,638
Financial Engines, Inc.	62	2,633
Hudson Pacific Properties, Inc.	89	2,525
Home BancShares, Inc.	68	2,486
American Equity Investment Life Holding Co.	92	2,482
First Industrial Realty Trust, Inc.	132	2,472
Ellie Mae, Inc.*	35	2,443
Kite Realty Group Trust	99	2,423
Acadia Realty Trust	82	2,387
First Citizens BancShares, Inc. — Class A	9	2,367
Pinnacle Financial Partners, Inc.	43	2,337
Alexander & Baldwin, Inc.	58	2,286
EverBank Financial Corp.	116	2,280
Chambers Street Properties	283	2,250
Columbia Banking System, Inc.	69	2,245
CVB Financial Corp.	127	2,236
Evercore Partners, Inc. — Class A	41	2,212
DuPont Fabros Technology, Inc.	75	2,209
South State Corp.	29	2,203
EastGroup Properties, Inc.	39	2,193
Hilltop Holdings, Inc.*	91	2,192
Symetra Financial Corp.	90	2,175
Chesapeake Lodging Trust	71	2,164
Urban Edge Properties	104	2,162
Invesco Mortgage Capital, Inc.	147	2,105
Washington Real Estate Investment Trust	81	2,102
Lexington Realty Trust	245	2,078
Equity One, Inc.	88	2,054
Old National Bancorp	140	2,024
Trustmark Corp.	81	2,023
Capitol Federal Financial, Inc.	168	2,022
Kemper Corp.	52	2,005
Associated Estates Realty Corp.	69	1,975
Mack-Cali Realty Corp.	106	1,954
New York REIT, Inc.	194	1,930
BGC Partners, Inc. — Class A	219	1,916
Selective Insurance Group, Inc.	68	1,907
BofI Holding, Inc.*	18	1,903
Hatteras Financial Corp.	116	1,891
CyrusOne, Inc.	64	1,885
National Penn Bancshares, Inc.	167	1,884
HFF, Inc. — Class A	45	1,878
Community Bank System, Inc.	49	1,851
Argo Group International Holdings Ltd.	33	1,837
Sabra Health Care REIT, Inc.	71	1,828
Education Realty Trust, Inc.	58	1,819
Essent Group Ltd.*	66	1,805

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Horace Mann Educators Corp.	49	$1,783
Pennsylvania Real Estate Investment Trust	83	1,771
Monogram Residential Trust, Inc.	196	1,768
First Midwest Bancorp, Inc.	93	1,764
Parkway Properties, Inc.	101	1,761
Retail Opportunity Investments Corp.	112	1,749
LTC Properties, Inc.	42	1,747
International Bancshares Corp.	65	1,748
WageWorks, Inc.*	43	1,739
Potlatch Corp.	49	1,731
American Assets Trust, Inc.	44	1,725
LegacyTexas Financial Group, Inc.	57	1,721
Enstar Group Ltd.*	11	1,704
Aircastle Ltd.	75	1,700
Montpelier Re Holdings Ltd.	43	1,699
FelCor Lodging Trust, Inc.	171	1,689
Simmons First National Corp. — Class A	36	1,680
PS Business Parks, Inc.	23	1,659
Sterling Bancorp	109	1,601
Gramercy Property Trust, Inc.	68	1,589
Redwood Trust, Inc.	101	1,586
Eagle Bancorp, Inc.*	36	1,583
Westamerica Bancorporation	31	1,570
WesBanco, Inc.	46	1,564
STAG Industrial, Inc.	78	1,560
Government Properties Income Trust	84	1,558
PennyMac Mortgage Investment Trust	89	1,551
Ramco-Gershenson Properties Trust	95	1,550
Select Income REIT	75	1,548
PHH Corp.*	59	1,536
Hersha Hospitality Trust	60	1,532
Third Point Reinsurance Ltd.*	101	1,490
Provident Financial Services, Inc.	78	1,481
Astoria Financial Corp.	107	1,476
FNFV Group*	95	1,461
CYS Investments, Inc.	189	1,461
Independent Bank Corp.	31	1,454
Northwest Bancshares, Inc.	113	1,449
Greenhill & Company, Inc.	35	1,447
BBCN Bancorp, Inc.	95	1,405
Park National Corp.	16	1,398
NBT Bancorp, Inc.	53	1,387
iStar Financial, Inc.*	102	1,359
Summit Hotel Properties, Inc.	104	1,353
Boston Private Financial Holdings, Inc.	99	1,328
First Financial Bancorp	74	1,328
Encore Capital Group, Inc.*	31	1,325
Chemical Financial Corp.	40	1,322
CoreSite Realty Corp.	29	1,317
Physicians Realty Trust	84	1,290
Ocwen Financial Corp.*	126	1,285
Capstead Mortgage Corp.	114	1,265
Union Bankshares Corp.	54	1,254
United Community Banks, Inc.	60	1,252
S&T Bancorp, Inc.	42	1,243
St. Joe Co.*	80	1,242
Renasant Corp.	38	1,239
Kearny Financial Corp.*	111	1,239
Alexander’s, Inc.	3	1,230
Beneficial Bancorp, Inc.*	98	1,224
Chatham Lodging Trust	46	1,218
Nelnet, Inc. — Class A	28	1,213
Franklin Street Properties Corp.	107	1,210
Excel Trust, Inc.	76	1,199
Banner Corp.	25	1,199
ARMOUR Residential REIT, Inc.	421	1,184
Great Western Bancorp, Inc.	49	1,182
Apollo Commercial Real Estate Finance, Inc.	70	1,150
Altisource Residential Corp.	68	1,146
First Merchants Corp.	45	1,112
MBIA, Inc.*	183	1,100
Starwood Waypoint Residential Trust	46	1,093
AMERISAFE, Inc.	23	1,082
Stewart Information Services Corp.	27	1,075
Talmer Bancorp, Inc. — Class A	64	1,072
Infinity Property & Casualty Corp.	14	1,062
Wilshire Bancorp, Inc.	84	1,061
Virtus Investment Partners, Inc.	8	1,058
QTS Realty Trust, Inc. — Class A	29	1,057
FCB Financial Holdings, Inc. — Class A*	33	1,049
New Senior Investment Group, Inc.	78	1,043
Investors Real Estate Trust	146	1,042
Safety Insurance Group, Inc.	18	1,039
Walter Investment Management Corp.*	45	1,029
Greenlight Capital Re Ltd. — Class A*	35	1,021
Investment Technology Group, Inc.	41	1,017
First Commonwealth Financial Corp.	106	1,017
ServisFirst Bancshares, Inc.	27	1,014
Navigators Group, Inc.*	13	1,008
Terreno Realty Corp.	51	1,005
Berkshire Hills Bancorp, Inc.	35	997
Inland Real Estate Corp.	105	989
New York Mortgage Trust, Inc.	131	980
American Capital Mortgage Investment Corp.	61	975
Tompkins Financial Corp.	18	967
Rexford Industrial Realty, Inc.	66	962
Ameris Bancorp	38	961
Brookline Bancorp, Inc.	84	948
Maiden Holdings Ltd.	60	947
Hanmi Financial Corp.	38	944
State Bank Financial Corp.	43	933
WSFS Financial Corp.	34	930
Universal Insurance Holdings, Inc.	38	920
Ambac Financial Group, Inc.*	54	899
National General Holdings Corp.	43	896
City Holding Co.	18	887

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

TowneBank	54	$880
Southside Bancshares, Inc.	30	878
Meridian Bancorp, Inc.*	65	872
Lakeland Financial Corp.	20	867
Employers Holdings, Inc.	38	866
Customers Bancorp, Inc.*	32	860
Walker & Dunlop, Inc.*	32	856
Cowen Group, Inc. — Class A*	133	851
Oritani Financial Corp.	53	851
Ashford Hospitality Trust, Inc.	100	846
Northfield Bancorp, Inc.	56	843
Piper Jaffray Cos.*	19	829
Cardinal Financial Corp.	38	828
Cohen & Steers, Inc.	24	818
Ladder Capital Corp. — Class A	47	816
Sandy Spring Bancorp, Inc.	29	811
STORE Capital Corp.	40	804
Diamond Hill Investment Group, Inc.	4	799
TrustCo Bank Corp. NY	113	794
United Financial Bancorp, Inc.	59	794
Cass Information Systems, Inc.	14	787
United Fire Group, Inc.	24	786
Capital Bank Financial Corp. — Class A*	27	785
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	39	782
Heartland Financial USA, Inc.	21	782
ConnectOne Bancorp, Inc.	36	775
Nationstar Mortgage Holdings, Inc.*	46	773
Western Asset Mortgage Capital Corp.	50	739
Marcus & Millichap, Inc.*	16	738
InfraREIT, Inc.	26	737
Flushing Financial Corp.	35	735
CenterState Banks, Inc.	54	730
First Potomac Realty Trust	70	721
Rouse Properties, Inc.	44	719
National Western Life Insurance Co. — Class A	3	718
Washington Trust Bancorp, Inc.	18	711
American Residential Properties, Inc.	38	703
Silver Bay Realty Trust Corp.	43	700
Universal Health Realty Income Trust	15	697
Monmouth Real Estate Investment Corp.	71	690
Stock Yards Bancorp, Inc.	18	680
First BanCorp*	139	670
Heritage Insurance Holdings, Inc.*	29	667
Community Trust Bancorp, Inc.	19	663
Cedar Realty Trust, Inc.	102	653
TriCo Bancshares	27	649
First NBC Bank Holding Co.*	18	648
Heritage Financial Corp.	36	643
Central Pacific Financial Corp.	27	641
KCG Holdings, Inc. — Class A*	52	641
First Interstate BancSystem, Inc. — Class A	23	638
FBL Financial Group, Inc. — Class A	11	635
Bryn Mawr Bank Corp.	21	633
United Development Funding IV	36	629
Yadkin Financial Corp.*	30	629
Dime Community Bancshares, Inc.	37	627
Resource Capital Corp.	160	619
Urstadt Biddle Properties, Inc. — Class A	33	616
Anworth Mortgage Asset Corp.	125	616
1st Source Corp.	18	614
Agree Realty Corp.	21	613
RAIT Financial Trust	99	605
Moelis & Co. — Class A	21	603
International. FCStone, Inc.*	18	598
HomeStreet, Inc.*	26	593
Banc of California, Inc.	43	591
Saul Centers, Inc.	12	590
BancFirst Corp.	9	589
AG Mortgage Investment Trust, Inc.	34	588
Enova International, Inc.*	31	579
MainSource Financial Group, Inc.	26	571
OFG Bancorp	53	566
First Busey Corp.	86	565
CoBiz Financial, Inc.	43	562
BNC Bancorp	29	561
Apollo Residential Mortgage, Inc.	38	558
World Acceptance Corp.*	9	554
GAMCO Investors, Inc. — Class A	8	550
Great Southern Bancorp, Inc.	13	548
Square 1 Financial, Inc. — Class A*	20	547
Enterprise Financial Services Corp.	24	546
CatchMark Timber Trust, Inc. — Class A	47	544
Virtu Financial, Inc. — Class A*	23	540
Westwood Holdings Group, Inc.	9	536
Lakeland Bancorp, Inc.	45	535
Acacia Research Corp.	61	535
Arlington Asset Investment Corp. — Class A	27	528
Forestar Group, Inc.*	40	527
Altisource Portfolio Solutions S.A.*	17	523
Meadowbrook Insurance Group, Inc.	60	516
OM Asset Management plc	29	516
Independent Bank Group, Inc.	12	515
Peoples Bancorp, Inc.	22	513
Hudson Valley Holding Corp.	18	508
Getty Realty Corp.	31	507
RE/MAX Holdings, Inc. — Class A	14	497
Dynex Capital, Inc.	65	495
CareTrust REIT, Inc.	38	481
Waterstone Financial, Inc.	36	475
NMI Holdings, Inc. — Class A*	59	473
German American Bancorp, Inc.	16	471
Univest Corporation of Pennsylvania	23	468
First Financial Corp.	13	465
Flagstar Bancorp, Inc.*	25	462
Blue Hills Bancorp, Inc.*	33	462

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Clifton Bancorp, Inc.	32	$448
RCS Capital Corp. — Class A*	58	444
CU Bancorp*	20	443
Seacoast Banking Corporation of Florida*	28	442
HCI Group, Inc.	10	442
Ladenburg Thalmann Financial Services, Inc.*	126	441
Pacific Premier Bancorp, Inc.*	26	441
Citizens, Inc.*	59	440
Ashford Hospitality Prime, Inc.	29	436
Opus Bank	12	434
State Auto Financial Corp.	18	431
Bank Mutual Corp.	56	430
Mercantile Bank Corp.	20	428
Southwest Bancorp, Inc.	23	428
Campus Crest Communities, Inc.	77	427
Financial Institutions, Inc.	17	422
Preferred Bank/Los Angeles CA	14	421
First of Long Island Corp.	15	416
Gladstone Commercial Corp.	25	414
First Defiance Financial Corp.	11	413
Federated National Holding Co.	17	411
HomeTrust Bancshares, Inc.*	24	402
State National Companies, Inc.	37	401
First Bancorp	24	400
Peapack Gladstone Financial Corp.	18	400
OneBeacon Insurance Group Ltd. — Class A	27	392
Park Sterling Corp.	54	389
Stonegate Bank	13	386
NewBridge Bancorp	43	384
Federal Agricultural Mortgage Corp. — Class C	13	378
West Bancorporation, Inc.	19	377
Bridge Bancorp, Inc.	14	374
GAIN Capital Holdings, Inc.	39	373
Bancorp, Inc.*	40	371
Independent Bank Corp.	27	366
Metro Bancorp, Inc.	14	366
Whitestone REIT — Class B	28	365
Ares Commercial Real Estate Corp.	32	364
First Community Bancshares, Inc.	20	364
Suffolk Bancorp	14	359
Bridge Capital Holdings*	12	358
Peoples Financial Services Corp.	9	356
Bank of Marin Bancorp	7	356
CorEnergy Infrastructure Trust, Inc.	56	354
Arrow Financial Corp.	13	351
Fidelity Southern Corp.	20	349
Camden National Corp.	9	348
Meta Financial Group, Inc.	8	343
Anchor BanCorp Wisconsin, Inc.*	9	342
National Storage Affiliates Trust	27	335
Heritage Financial Group, Inc.	11	332
Real Industry, Inc.*	29	329
BB&T Corp.	8	327
TriState Capital Holdings, Inc.*	25	323
One Liberty Properties, Inc.	15	319
NewStar Financial, Inc.*	29	319
United Community Financial Corp.	59	316
Oppenheimer Holdings, Inc. — Class A	12	315
CNB Financial Corp.	17	313
Pacific Continental Corp.	23	311
United Insurance Holdings Corp.	20	311
NexPoint Residential Trust, Inc.	23	309
Republic Bancorp, Inc. — Class A	12	308
Citizens & Northern Corp.	15	308
Fidelity & Guaranty Life	13	307
QCR Holdings, Inc.	14	305
First Connecticut Bancorp, Inc.	19	302
Armada Hoffler Properties, Inc.	30	300
OceanFirst Financial Corp.	16	298
Guaranty Bancorp	18	297
MidWestOne Financial Group, Inc.	9	296
Bluerock Residential Growth REIT, Inc.	23	291
PennyMac Financial Services, Inc. — Class A*	16	290
Consolidated-Tomoka Land Co.	5	288
Crawford & Co. — Class B	34	287
Global Indemnity plc — Class A*	10	281
Ames National Corp.	11	276
Horizon Bancorp	11	275
Preferred Apartment Communities, Inc. — Class A	27	269
eHealth, Inc.*	21	266
UMH Properties, Inc.	27	265
Penns Woods Bancorp, Inc.	6	265
FRP Holdings, Inc.*	8	259
BankFinancial Corp.	22	259
Calamos Asset Management, Inc. — Class A	21	257
Farmers Capital Bank Corp.*	9	256
Easterly Government Properties, Inc.	16	255
Baldwin & Lyons, Inc. — Class B	11	253
First Bancorp, Inc.	13	253
Charter Financial Corp.	20	248
Bar Harbor Bankshares	7	248
Orchid Island Capital, Inc.	22	247
National Interstate Corp.	9	246
Territorial Bancorp, Inc.	10	243
Sierra Bancorp	14	242
Heritage Commerce Corp.	25	240
American National Bankshares, Inc.	10	238
Atlas Financial Holdings, Inc.*	12	238
Fox Chase Bancorp, Inc.	14	237
Triumph Bancorp, Inc.*	18	237
First Business Financial Services, Inc.	5	234
National Bankshares, Inc.	8	234
Regional Management Corp.*	13	232
Hingham Institution for Savings	2	230
EMC Insurance Group, Inc.	9	226

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Old Second Bancorp, Inc.*	34	$224
BSB Bancorp, Inc.*	10	221
Heritage Oaks Bancorp	28	220
Independence Realty Trust, Inc.	29	218
Sun Bancorp, Inc.*	11	212
Enterprise Bancorp, Inc.	9	211
Capital City Bank Group, Inc.	13	199
Merchants Bancshares, Inc.	6	198
Hallmark Financial Services, Inc.*	17	193
Cascade Bancorp*	37	192
Impac Mortgage Holdings, Inc.*	10	191
Green Bancorp, Inc.*	12	184
Kansas City Life Insurance Co.	4	183
National Commerce Corp.*	7	181
Access National Corp.	9	175
Stonegate Mortgage Corp.*	17	171
Marlin Business Services Corp.	10	169
Pzena Investment Management, Inc. — Class A	15	166
Trupanion, Inc.*	20	165
Century Bancorp, Inc. — Class A	4	163
On Deck Capital, Inc.*	14	162
CommunityOne Bancorp*	15	162
Franklin Financial Network, Inc.*	7	161
6D Global Technologies, Inc.*	24	157
JG Wentworth Co. — Class A*	17	156
Donegal Group, Inc. — Class A	10	152
Bear State Financial, Inc.*	16	149
Trade Street Residential, Inc.	22	147
Altisource Asset Management Corp.*	1	144
C1 Financial, Inc.*	7	136
Independence Holding Co.	8	106
Palmetto Bancshares, Inc.	5	99
Ashford, Inc.*	1	87
Hampton Roads Bankshares, Inc.*	41	85
Medley Management, Inc. — Class A	7	83
Fifth Street Asset Management, Inc.	7	72
Great Ajax Corp.	5	71
CIFC Corp.	7	56
ZAIS Group Holdings, Inc.*	5	55
BBX Capital Corp. — Class A*	3	49
Total Financial		549,013

Consumer, Non-cyclical - 6.6%
Team Health Holdings, Inc.*	86	5,619
Cepheid*	86	5,258
HealthSouth Corp.	109	5,021
West Pharmaceutical Services, Inc.	86	4,994
Neurocrine Biosciences, Inc.*	102	4,871
Dyax Corp.*	174	4,610
STERIS Corp.	71	4,575
WellCare Health Plans, Inc.*	53	4,496
Ultragenyx Pharmaceutical, Inc.*	43	4,403
PAREXEL International Corp.*	66	4,244
TreeHouse Foods, Inc.*	51	4,132
Amsurg Corp. — Class A*	58	4,057
ACADIA Pharmaceuticals, Inc.*	95	3,978
Impax Laboratories, Inc.*	86	3,949
Euronet Worldwide, Inc.*	62	3,825
United Natural Foods, Inc.*	60	3,821
Anacor Pharmaceuticals, Inc.*	49	3,793
Deluxe Corp.	60	3,721
Novavax, Inc.*	320	3,565
Post Holdings, Inc.*	65	3,505
CEB, Inc.	40	3,483
Alexion Pharmaceuticals, Inc.*	19	3,450
Sotheby’s	74	3,348
Helen of Troy Ltd.*	34	3,314
ABIOMED, Inc.*	50	3,286
Cimpress N.V.*	39	3,282
Exact Sciences Corp.*	106	3,152
Pacira Pharmaceuticals, Inc.*	44	3,111
Celldex Therapeutics, Inc.*	118	2,976
Molina Healthcare, Inc.*	42	2,953
Catalent, Inc.*	99	2,903
Thoratec Corp.*	65	2,898
Darling Ingredients, Inc.*	197	2,888
Halozyme Therapeutics, Inc.*	127	2,868
Prestige Brands Holdings, Inc.*	62	2,866
Healthcare Services Group, Inc.	85	2,809
Advisory Board Co.*	51	2,788
Myriad Genetics, Inc.*	82	2,787
NuVasive, Inc.*	58	2,748
Clovis Oncology, Inc.*	30	2,635
Chemed Corp.	20	2,622
Bright Horizons Family Solutions, Inc.*	45	2,602
Haemonetics Corp.*	62	2,563
Boston Beer Company, Inc. — Class A*	11	2,552
Owens & Minor, Inc.	75	2,550
SUPERVALU, Inc.*	312	2,525
Portola Pharmaceuticals, Inc.*	55	2,504
AMAG Pharmaceuticals, Inc.*	36	2,486
On Assignment, Inc.*	62	2,435
Heartland Payment Systems, Inc.	44	2,378
Grand Canyon Education, Inc.*	56	2,374
Radius Health, Inc.*	35	2,370
Monro Muffler Brake, Inc.	38	2,362
KYTHERA Biopharmaceuticals, Inc.*	31	2,335
Magellan Health, Inc.*	33	2,312
Vector Group Ltd.	98	2,299
Chimerix, Inc.*	49	2,264
Medicines Co.*	79	2,260
DeVry Education Group, Inc.	75	2,249
Halyard Health, Inc.*	55	2,228
ABM Industries, Inc.	67	2,202
Cantel Medical Corp.	41	2,200
Ligand Pharmaceuticals, Inc. — Class B*	21	2,119
Insulet Corp.*	68	2,107

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Globus Medical, Inc. — Class A*	82	$2,105
Integra LifeSciences Holdings Corp.*	31	2,088
Neogen Corp.*	44	2,087
Korn/Ferry International	60	2,086
Kite Pharma, Inc.*	34	2,073
Matthews International Corp. — Class A	39	2,072
FTI Consulting, Inc.*	50	2,062
Tetraphase Pharmaceuticals, Inc.*	43	2,040
Sanderson Farms, Inc.	27	2,029
Kindred Healthcare, Inc.	100	2,029
Select Medical Holdings Corp.	125	2,025
Masimo Corp.*	52	2,014
Cardtronics, Inc.*	54	2,001
Lancaster Colony Corp.	22	1,998
J&J Snack Foods Corp.	18	1,992
B&G Foods, Inc.	69	1,969
Nektar Therapeutics*	157	1,964
Huron Consulting Group, Inc.*	28	1,963
Prothena Corporation plc*	37	1,949
Air Methods Corp.*	47	1,943
Cal-Maine Foods, Inc.	37	1,931
PTC Therapeutics, Inc.*	40	1,925
Diplomat Pharmacy, Inc.*	43	1,924
CONMED Corp.	33	1,923
ExamWorks Group, Inc.*	49	1,916
Lannett Company, Inc.*	32	1,902
Snyder’s-Lance, Inc.	58	1,872
LifeLock, Inc.*	113	1,853
Cyberonics, Inc.*	31	1,843
Theravance, Inc.	102	1,843
Dean Foods Co.	113	1,827
HMS Holdings Corp.*	106	1,820
Ironwood Pharmaceuticals, Inc. — Class A*	150	1,809
AMN Healthcare Services, Inc.*	57	1,801
Rent-A-Center, Inc.	63	1,787
Insmed, Inc.*	73	1,783
Travelport Worldwide Ltd.	125	1,723
Brink’s Co.	58	1,707
Acorda Therapeutics, Inc.*	51	1,700
MannKind Corp.*	295	1,679
EVERTEC, Inc.	79	1,678
Momenta Pharmaceuticals, Inc.*	73	1,665
Natus Medical, Inc.*	39	1,660
ARIAD Pharmaceuticals, Inc.*	200	1,654
ZIOPHARM Oncology, Inc.*	138	1,651
TESARO, Inc.*	28	1,646
Fresh Market, Inc.*	51	1,639
ICU Medical, Inc.*	17	1,625
Cambrex Corp.*	37	1,626
Merrimack Pharmaceuticals, Inc.*	131	1,620
Greatbatch, Inc.*	30	1,618
Repligen Corp.*	39	1,610
Wright Medical Group, Inc.*	61	1,602
Amicus Therapeutics, Inc.*	113	1,599
Universal Corp.	27	1,548
Fresh Del Monte Produce, Inc.	40	1,546
Depomed, Inc.*	72	1,545
Ensign Group, Inc.	30	1,532
HeartWare International, Inc.*	21	1,526
Sarepta Therapeutics, Inc.*	50	1,522
Raptor Pharmaceutical Corp.*	96	1,516
MiMedx Group, Inc.*	130	1,507
TrueBlue, Inc.*	50	1,495
WD-40 Co.	17	1,481
ImmunoGen, Inc.*	103	1,481
SpartanNash Co.	45	1,464
Ophthotech Corp.*	28	1,458
Apollo Education Group, Inc. — Class A*	111	1,430
Retrophin, Inc.*	42	1,392
Abaxis, Inc.	27	1,390
HealthEquity, Inc.*	43	1,378
Tumi Holdings, Inc.*	67	1,375
Amedisys, Inc.*	34	1,351
Arena Pharmaceuticals, Inc.*	289	1,341
Andersons, Inc.	34	1,326
Alder Biopharmaceuticals, Inc.*	25	1,324
FibroGen, Inc.*	56	1,316
Esperion Therapeutics, Inc.*	16	1,308
Cempra, Inc.*	38	1,306
BioCryst Pharmaceuticals, Inc.*	87	1,299
MacroGenics, Inc.*	34	1,291
Relypsa, Inc.*	39	1,291
PDL BioPharma, Inc.	196	1,260
TriNet Group, Inc.*	49	1,242
Achillion Pharmaceuticals, Inc.*	140	1,240
Keryx Biopharmaceuticals, Inc.*	124	1,238
Endologix, Inc.*	80	1,227
Array BioPharma, Inc.*	168	1,211
LDR Holding Corp.*	28	1,211
PharMerica Corp.*	36	1,199
Bio-Reference Laboratories, Inc.*	29	1,196
TherapeuticsMD, Inc.*	152	1,195
Emergent BioSolutions, Inc.*	36	1,186
Analogic Corp.	15	1,183
Spectranetics Corp.*	51	1,174
Insperity, Inc.	23	1,171
Sage Therapeutics, Inc.*	16	1,168
IPC Healthcare, Inc.*	21	1,163
ZS Pharma, Inc.*	22	1,153
Merit Medical Systems, Inc.*	53	1,142
Zeltiq Aesthetics, Inc.*	38	1,120
NewLink Genetics Corp.*	25	1,107
RPX Corp.*	65	1,099
NxStage Medical, Inc.*	76	1,086
Tornier N.V.*	43	1,075
Green Dot Corp. — Class A*	55	1,052

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

ACCO Brands Corp.*	131	$1,018
Team, Inc.*	25	1,006
Insys Therapeutics, Inc.*	28	1,006
Cardiovascular Systems, Inc.*	38	1,005
Affymetrix, Inc.*	92	1,005
Cynosure, Inc. — Class A*	26	1,003
Surgical Care Affiliates, Inc.*	26	998
Synergy Pharmaceuticals, Inc.*	119	988
Hanger, Inc.*	42	984
Diamond Foods, Inc.*	31	973
Nevro Corp.*	18	968
Rockwell Medical, Inc.*	60	967
Multi-Color Corp.	15	958
USANA Health Sciences, Inc.*	7	956
McGrath RentCorp	31	943
Calavo Growers, Inc.	18	935
Meridian Bioscience, Inc.	50	932
Sangamo BioSciences, Inc.*	83	920
Coca-Cola Bottling Company Consolidated	6	906
Heron Therapeutics, Inc.*	29	904
Atara Biotherapeutics, Inc.*	17	897
Luminex Corp.*	51	880
Exelixis, Inc.*	234	880
PRA Health Sciences, Inc.*	24	872
NutriSystem, Inc.	35	871
Navigant Consulting, Inc.*	58	862
Capital Senior Living Corp.*	35	857
Enanta Pharmaceuticals, Inc.*	19	855
Inogen, Inc.*	19	847
Invacare Corp.	39	844
Epizyme, Inc.*	35	840
AtriCure, Inc.*	34	838
Intra-Cellular Therapies, Inc.*	26	831
Acceleron Pharma, Inc.*	26	823
US Physical Therapy, Inc.	15	821
Dynavax Technologies Corp.*	35	820
Phibro Animal Health Corp. — Class A	21	818
OvaScience, Inc.*	28	810
Omeros Corp.*	45	810
Coherus Biosciences, Inc.*	28	809
Geron Corp.*	189	809
Eagle Pharmaceuticals, Inc.*	10	808
Capella Education Co.	15	805
ICF International, Inc.*	23	802
Xoom Corp.*	38	800
Agenus, Inc.*	91	785
Atrion Corp.	2	785
Quidel Corp.*	34	780
National Healthcare Corp.	12	780
Ingles Markets, Inc. — Class A	16	764
Karyopharm Therapeutics, Inc.*	28	762
Xencor, Inc.*	34	747
Triple-S Management Corp. — Class B*	29	744
Vascular Solutions, Inc.*	21	729
Orthofix International N.V.*	22	729
Resources Connection, Inc.	45	724
Monster Worldwide, Inc.*	109	713
Advaxis, Inc.*	35	712
Tootsie Roll Industries, Inc.	22	711
Providence Service Corp.*	16	708
Inovio Pharmaceuticals, Inc.*	86	702
TG Therapeutics, Inc.*	42	697
Supernus Pharmaceuticals, Inc.*	41	696
Zafgen, Inc.*	20	693
Ascent Capital Group, Inc. — Class A*	16	684
Inter Parfums, Inc.	20	679
Accelerate Diagnostics, Inc.*	26	671
Amphastar Pharmaceuticals, Inc.*	38	668
Adeptus Health, Inc. — Class A*	7	665
Kforce, Inc.	29	663
Viad Corp.	24	650
Infinity Pharmaceuticals, Inc.*	59	646
Five Prime Therapeutics, Inc.*	26	646
Paylocity Holding Corp.*	18	645
Vanda Pharmaceuticals, Inc.*	50	635
Accuray, Inc.*	94	634
Sagent Pharmaceuticals, Inc.*	26	632
Quad/Graphics, Inc.	34	629
Progenics Pharmaceuticals, Inc.*	83	619
LHC Group, Inc.*	16	612
Global Cash Access Holdings, Inc.*	79	611
Revance Therapeutics, Inc.*	19	608
Universal American Corp.*	60	607
Albany Molecular Research, Inc.*	30	606
Orexigen Therapeutics, Inc.*	122	604
Spark Therapeutics, Inc.*	10	603
Incorporated Research Holdings, Inc. — Class A*	15	602
Cerus Corp.*	114	592
Genomic Health, Inc.*	21	584
Sorrento Therapeutics, Inc.*	33	581
SciClone Pharmaceuticals, Inc.*	59	579
Ennis, Inc.	31	576
Heidrick & Struggles International, Inc.	22	574
Central Garden & Pet Co. — Class A*	50	571
Aegerion Pharmaceuticals, Inc.*	30	569
CBIZ, Inc.*	59	569
Anika Therapeutics, Inc.*	17	562
Strayer Education, Inc.*	13	560
ANI Pharmaceuticals, Inc.*	9	558
Northwest Biotherapeutics, Inc.*	56	556
Kelly Services, Inc. — Class A	36	553
LendingTree, Inc.*	7	550
Weis Markets, Inc.	13	548
Spectrum Pharmaceuticals, Inc.*	80	547
Aratana Therapeutics, Inc.*	35	529

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

SP Plus Corp.*	20	$522
John B Sanfilippo & Son, Inc.	10	519
Smart & Final Stores, Inc.*	29	518
InVivo Therapeutics Holdings Corp.*	32	517
American Public Education, Inc.*	20	514
Revlon, Inc. — Class A*	14	514
Arrowhead Research Corp.*	71	508
K12, Inc.*	40	506
K2M Group Holdings, Inc.*	21	504
Sucampo Pharmaceuticals, Inc. — Class A*	30	493
AngioDynamics, Inc.*	30	492
Chefs’ Warehouse, Inc.*	23	489
Intersect ENT, Inc.*	17	487
Lion Biotechnologies, Inc.*	53	486
Cross Country Healthcare, Inc.*	38	482
Foundation Medicine, Inc.*	14	474
Immunomedics, Inc.*	115	467
Oncothyreon, Inc.*	122	456
Carriage Services, Inc. — Class A	19	454
GenMark Diagnostics, Inc.*	50	453
Boulder Brands, Inc.*	65	451
Cellular Biomedicine Group, Inc.*	12	450
OncoMed Pharmaceuticals, Inc.*	20	450
Wausau Paper Corp.	49	450
Osiris Therapeutics, Inc.*	23	448
Corcept Therapeutics, Inc.*	74	445
STAAR Surgical Co.*	46	445
Healthways, Inc.*	37	443
Elizabeth Arden, Inc.*	31	442
RTI Surgical, Inc.*	68	439
BioDelivery Sciences International, Inc.*	55	438
AAC Holdings, Inc.*	10	436
Curis, Inc.*	131	434
Forrester Research, Inc.	12	432
Great Lakes Dredge & Dock Corp.*	72	429
XenoPort, Inc.*	70	429
Sequenom, Inc.*	141	429
Aerie Pharmaceuticals, Inc.*	24	424
XOMA Corp.*	109	423
Vital Therapies, Inc.*	20	422
Medifast, Inc.*	13	420
Pacific Biosciences of California, Inc.*	72	415
Otonomy, Inc.*	18	414
Tejon Ranch Co.*	16	411
Versartis, Inc.*	27	411
Lexicon Pharmaceuticals, Inc.*	50	403
Civeo Corp.	128	393
Landauer, Inc.	11	392
Theravance Biopharma, Inc.*	30	391
Hackett Group, Inc.	29	389
Paratek Pharmaceuticals, Inc.	15	386
ServiceSource International, Inc.*	70	383
Antares Pharma, Inc.*	184	383
CTI BioPharma Corp.*	196	382
Idera Pharmaceuticals, Inc.*	102	378
Mirati Therapeutics, Inc.*	12	378
SurModics, Inc.*	16	375
Avalanche Biotechnologies, Inc.*	23	374
Natural Health Trends Corp.	9	373
ARC Document Solutions, Inc.*	49	373
Regulus Therapeutics, Inc.*	34	373
Flexion Therapeutics, Inc.*	17	372
Pfenex, Inc.*	19	369
Catalyst Pharmaceuticals, Inc.*	89	368
Organovo Holdings, Inc.*	97	366
Anthera Pharmaceuticals, Inc.*	42	362
OraSure Technologies, Inc.*	67	361
POZEN, Inc.*	35	361
Almost Family, Inc.*	9	359
Omega Protein Corp.*	26	358
La Jolla Pharmaceutical Co.*	14	343
NeoGenomics, Inc.*	63	341
CryoLife, Inc.	30	338
Rigel Pharmaceuticals, Inc.*	105	337
Ocular Therapeutix, Inc.*	16	336
James River Group Holdings Ltd.	13	336
CSS Industries, Inc.	11	333
Oxford Immunotec Global plc*	24	332
Ignyta, Inc.*	22	332
Galena Biopharma, Inc.*	193	328
Assembly Biosciences, Inc.*	17	327
Barrett Business Services, Inc.	9	327
Vectrus, Inc.*	13	323
MoneyGram International, Inc.*	35	322
CorVel Corp.*	10	320
Durect Corp.*	132	315
National Beverage Corp.*	14	315
Adamas Pharmaceuticals, Inc.*	12	315
Limoneira Co.	14	311
BioSpecifics Technologies Corp.*	6	310
IGI Laboratories, Inc.*	49	309
Pernix Therapeutics Holdings, Inc.*	52	308
Zogenix, Inc.*	183	307
Threshold Pharmaceuticals, Inc.*	76	307
CRA International, Inc.*	11	307
Franklin Covey Co.*	15	304
Aduro Biotech, Inc.*	10	303
Genocea Biosciences, Inc.*	22	302
BioTelemetry, Inc.*	32	302
Civitas Solutions, Inc.*	14	299
Akebia Therapeutics, Inc.*	29	298
BioScrip, Inc.*	82	298
Unilife Corp.*	138	296
Peregrine Pharmaceuticals, Inc.*	225	295
Trovagene, Inc.*	29	294
Verastem, Inc.*	39	294

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

VIVUS, Inc.*	124	$293
Blueprint Medicines Corp.*	11	291
Genesis Healthcare, Inc.*	44	290
Navidea Biopharmaceuticals, Inc.*	180	290
Immune Design Corp.*	14	289
Village Super Market, Inc. — Class A	9	285
Senomyx, Inc.*	52	279
Seneca Foods Corp. — Class A*	10	278
Foamix Pharmaceuticals Ltd.*	27	277
Cytokinetics, Inc.*	41	276
RadNet, Inc.*	41	274
ChemoCentryx, Inc.*	33	272
Pendrell Corp.*	198	271
Natural Grocers by Vitamin Cottage, Inc.*	11	271
Concert Pharmaceuticals, Inc.*	18	268
Career Education Corp.*	81	267
Dermira, Inc.*	15	263
Cutera, Inc.*	17	263
Nobilis Health Corp.*	37	252
Dicerna Pharmaceuticals, Inc.*	18	251
Exactech, Inc.*	12	250
Five Star Quality Care, Inc.*	52	250
CytRx Corp.*	67	249
Nutraceutical International Corp.*	10	247
SFX Entertainment, Inc.*	55	247
Cara Therapeutics, Inc.*	20	243
Affimed N.V.*	18	242
Synta Pharmaceuticals Corp.*	108	241
Utah Medical Products, Inc.	4	239
Endocyte, Inc.*	45	234
Inventure Foods, Inc.*	23	233
NanoString Technologies, Inc.*	15	231
Vitae Pharmaceuticals, Inc.*	16	230
Tandem Diabetes Care, Inc.*	21	228
Alico, Inc.	5	227
BioTime, Inc.*	62	225
Stemline Therapeutics, Inc.*	19	224
Ardelyx, Inc.*	14	224
Addus HomeCare Corp.*	8	223
Harvard Bioscience, Inc.*	39	222
Ocata Therapeutics, Inc.*	42	221
CDI Corp.	17	221
MGP Ingredients, Inc.	13	219
Electro Rent Corp.	20	217
Universal Technical Institute, Inc.	25	215
Bellicum Pharmaceuticals, Inc.*	10	213
Farmer Bros Co.*	9	212
Heska Corp.*	7	208
Sientra, Inc.*	8	202
PFSweb, Inc.*	14	194
Bridgepoint Education, Inc.*	20	191
Second Sight Medical Products, Inc.*	14	191
Trevena, Inc.*	30	188
Collectors Universe, Inc.	9	179
Synutra International, Inc.*	25	179
Nature’s Sunshine Products, Inc.	13	179
T2 Biosystems, Inc.*	11	179
Veracyte, Inc.*	16	178
Liberty Tax, Inc.	7	173
National Research Corp. — Class A	12	171
LeMaitre Vascular, Inc.	14	169
Applied Genetic Technologies Corp.*	11	169
Alimera Sciences, Inc.*	36	166
Loxo Oncology, Inc.*	9	162
Proteon Therapeutics, Inc.*	9	161
Weight Watchers International, Inc.*	33	160
Patriot National, Inc.*	10	160
Entellus Medical, Inc.*	6	155
Fibrocell Science, Inc.*	29	153
Tokai Pharmaceuticals, Inc.*	11	146
NV5 Holdings, Inc.*	6	146
Collegium Pharmaceutical, Inc.*	8	143
CorMedix, Inc.*	36	140
Corium International, Inc.*	10	137
Care.com, Inc.*	23	136
Invitae Corp.*	9	134
Craft Brew Alliance, Inc.*	12	133
Neff Corp. — Class A*	13	131
aTyr Pharma, Inc.*	7	130
TransEnterix, Inc.*	42	126
Medgenics, Inc.*	20	123
Lifeway Foods, Inc.*	6	115
Alliance HealthCare Services, Inc.*	6	112
Carbylan Therapeutics, Inc.*	15	107
Volt Information Sciences, Inc.*	11	107
Agile Therapeutics, Inc.*	12	103
Calithera Biosciences, Inc.*	13	93
XBiotech, Inc.*	5	90
Fairway Group Holdings Corp.*	25	89
Cidara Therapeutics, Inc.*	6	84
iRadimed Corp.*	3	70
Cambium Learning Group, Inc.*	16	68
Arcadia Biosciences, Inc.*	10	64
Abeona Therapeutics, Inc.*	12	61
Asterias Biotherapeutics, Inc.*	12	55
Tobira Therapeutics, Inc.*	3	52
Total Consumer, Non-cyclical		510,629

Consumer, Cyclical - 3.9%
Vail Resorts, Inc.	43	4,695
Burlington Stores, Inc.*	89	4,558
Casey’s General Stores, Inc.	46	4,404
Tenneco, Inc.*	73	4,194
Dana Holding Corp.	195	4,013
American Eagle Outfitters, Inc.	233	4,012
Jack in the Box, Inc.	45	3,966
Restoration Hardware Holdings, Inc.*	40	3,905

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Men’s Wearhouse, Inc.	58	$3,716
Pool Corp.	52	3,650
Buffalo Wild Wings, Inc.*	23	3,604
Wolverine World Wide, Inc.	123	3,503
Cracker Barrel Old Country Store, Inc.	23	3,431
G-III Apparel Group Ltd.*	48	3,376
Cheesecake Factory, Inc.	58	3,163
Texas Roadhouse, Inc. — Class A	84	3,144
Bloomin’ Brands, Inc.	147	3,138
Lithia Motors, Inc. — Class A	27	3,056
Asbury Automotive Group, Inc.*	33	2,990
TRI Pointe Homes, Inc.*	193	2,954
Deckers Outdoor Corp.*	40	2,879
Steven Madden Ltd.*	67	2,866
Allegiant Travel Co. — Class A	16	2,847
Marriott Vacations Worldwide Corp.	31	2,844
Liberty TripAdvisor Holdings, Inc. — Class A*	88	2,835
Big Lots, Inc.	63	2,834
Chico’s FAS, Inc.	168	2,794
Ascena Retail Group, Inc.*	165	2,748
HSN, Inc.	39	2,737
HNI Corp.	53	2,710
Pinnacle Entertainment, Inc.*	72	2,684
ANN, Inc.*	55	2,656
Papa John’s International, Inc.	35	2,646
Ryland Group, Inc.	56	2,597
Five Below, Inc.*	65	2,569
Group 1 Automotive, Inc.	28	2,543
La Quinta Holdings, Inc.*	111	2,536
DreamWorks Animation SKG, Inc. — Class A*	90	2,374
Gentherm, Inc.*	43	2,361
Cooper Tire & Rubber Co.	69	2,334
Mobile Mini, Inc.	55	2,312
Meritage Homes Corp.*	47	2,213
PriceSmart, Inc.	23	2,099
Columbia Sportswear Co.	34	2,055
Herman Miller, Inc.	71	2,054
UniFirst Corp.	18	2,014
Churchill Downs, Inc.	16	2,001
DineEquity, Inc.	20	1,982
Interface, Inc. — Class A	79	1,979
Beacon Roofing Supply, Inc.*	59	1,960
Genesco, Inc.*	29	1,915
American Axle & Manufacturing Holdings, Inc.*	91	1,903
Steelcase, Inc. — Class A	99	1,872
Select Comfort Corp.*	62	1,864
Express, Inc.*	101	1,829
Essendant, Inc.	46	1,806
Sonic Corp.	62	1,786
Abercrombie & Fitch Co. — Class A	82	1,764
Penn National Gaming, Inc.*	95	1,743
Popeyes Louisiana Kitchen, Inc.*	28	1,680
Outerwall, Inc.	22	1,674
G&K Services, Inc. — Class A	24	1,659
Core-Mark Holding Company, Inc.	28	1,659
Caleres, Inc.	52	1,653
Children’s Place, Inc.	25	1,635
KB Home	97	1,610
La-Z-Boy, Inc.	61	1,607
Fiesta Restaurant Group, Inc.*	32	1,600
Barnes & Noble, Inc.*	61	1,584
Diamond Resorts International, Inc.*	50	1,577
Standard Pacific Corp.*	175	1,559
Buckle, Inc.	34	1,556
First Cash Financial Services, Inc.*	34	1,550
Meritor, Inc.*	117	1,534
Finish Line, Inc. — Class A	55	1,530
Dorman Products, Inc.*	32	1,525
SeaWorld Entertainment, Inc.	81	1,494
Oxford Industries, Inc.	17	1,487
Krispy Kreme Doughnuts, Inc.*	77	1,483
Mattress Firm Holding Corp.*	24	1,463
Red Robin Gourmet Burgers, Inc.*	17	1,459
Knoll, Inc.	58	1,452
Belmond Ltd. — Class A*	116	1,449
Bob Evans Farms, Inc.	28	1,429
Iconix Brand Group, Inc.*	57	1,423
Boyd Gaming Corp.*	95	1,420
Guess?, Inc.	74	1,419
MDC Holdings, Inc.	47	1,409
Hibbett Sports, Inc.*	30	1,397
Pier 1 Imports, Inc.	108	1,364
Navistar International Corp.*	60	1,358
Hawaiian Holdings, Inc.*	57	1,354
Crocs, Inc.*	92	1,353
Vitamin Shoppe, Inc.*	36	1,342
Conn’s, Inc.*	33	1,310
ScanSource, Inc.*	34	1,294
BJ’s Restaurants, Inc.*	26	1,260
ClubCorp Holdings, Inc.	52	1,241
International Speedway Corp. — Class A	33	1,210
Cato Corp. — Class A	31	1,202
TiVo, Inc.*	116	1,176
Denny’s Corp.*	101	1,173
National CineMedia, Inc.	73	1,165
Wesco Aircraft Holdings, Inc.*	74	1,121
iRobot Corp.*	35	1,116
Rush Enterprises, Inc. — Class A*	42	1,101
Libbey, Inc.	26	1,074
Interval Leisure Group, Inc.	47	1,074
Rentrak Corp.*	15	1,047
Wabash National Corp.*	81	1,016
Cooper-Standard Holding, Inc.*	16	984
Dave & Buster’s Entertainment, Inc.*	27	974
Performance Sports Group Ltd.*	53	954
Universal Electronics, Inc.*	19	947

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Zoe’s Kitchen, Inc.*	23	$942
SkyWest, Inc.	62	932
Scientific Games Corp. — Class A*	60	932
Sonic Automotive, Inc. — Class A	39	929
Cash America International, Inc.	33	864
Eros International plc*	34	854
Fred’s, Inc. — Class A	44	849
Standard Motor Products, Inc.	24	842
Callaway Golf Co.	93	831
Cavco Industries, Inc.*	11	830
Biglari Holdings, Inc.*	2	828
Virgin America, Inc.*	30	824
American Woodmark Corp.*	15	823
Steiner Leisure Ltd.*	15	807
Nautilus, Inc.*	37	796
Ethan Allen Interiors, Inc.	30	790
Pep Boys-Manny Moe & Jack*	64	785
Taylor Morrison Home Corp. — Class A*	38	774
Regis Corp.*	49	772
Carmike Cinemas, Inc.*	29	770
AMC Entertainment Holdings, Inc. — Class A	25	767
Winnebago Industries, Inc.	32	755
Remy International, Inc.	34	752
H&E Equipment Services, Inc.	37	739
M/I Homes, Inc.*	29	715
MarineMax, Inc.*	30	706
Zumiez, Inc.*	26	692
Francesca’s Holdings Corp.*	51	687
Ruth’s Hospitality Group, Inc.	42	677
Stage Stores, Inc.	38	666
Lumber Liquidators Holdings, Inc.*	32	663
Beazer Homes USA, Inc.*	33	658
Tower International, Inc.*	25	651
DTS, Inc.*	21	640
Motorcar Parts of America, Inc.*	21	632
Modine Manufacturing Co.*	57	612
Party City Holdco, Inc.*	30	608
Unifi, Inc.*	18	603
Tuesday Morning Corp.*	53	597
William Lyon Homes — Class A*	23	590
Installed Building Products, Inc.*	24	588
Kirkland’s, Inc.	21	585
Douglas Dynamics, Inc.	27	580
Republic Airways Holdings, Inc.*	61	560
Titan International, Inc.	52	558
Daktronics, Inc.	46	546
Chuy’s Holdings, Inc.*	20	536
Del Frisco’s Restaurant Group, Inc.*	28	522
Shoe Carnival, Inc.	18	519
Haverty Furniture Companies, Inc.	24	519
Movado Group, Inc.	19	516
Superior Industries International, Inc.	28	513
Kimball International, Inc. — Class B	41	499
Arctic Cat, Inc.	15	498
America’s Car-Mart, Inc.*	10	493
Isle of Capri Casinos, Inc.*	26	472
Freshpet, Inc.*	25	465
Ruby Tuesday, Inc.*	74	464
EZCORP, Inc. — Class A*	62	461
Citi Trends, Inc.*	19	460
Sequential Brands Group, Inc.*	30	459
Tile Shop Holdings, Inc.*	32	454
Boot Barn Holdings, Inc.*	14	448
WCI Communities, Inc.*	18	439
Habit Restaurants, Inc. — Class A*	14	438
Carrols Restaurant Group, Inc.*	42	437
Marcus Corp.	22	422
Shake Shack, Inc. — Class A*	7	422
Malibu Boats, Inc. — Class A*	21	422
PetMed Express, Inc.	24	414
Federal-Mogul Holdings Corp.*	36	409
Caesars Entertainment Corp.*	66	404
Caesars Acquisition Co. — Class A*	55	378
Hovnanian Enterprises, Inc. — Class A*	142	378
Culp, Inc.	12	372
Bassett Furniture Industries, Inc.	13	369
Stein Mart, Inc.	35	366
Century Communities, Inc.*	18	362
Perry Ellis International, Inc.*	15	357
LGI Homes, Inc.*	17	336
El Pollo Loco Holdings, Inc.*	16	331
Hooker Furniture Corp.	13	326
PC Connection, Inc.	13	322
Fox Factory Holding Corp.*	20	322
Container Store Group, Inc.*	19	321
Potbelly Corp.*	26	319
Speedway Motorsports, Inc.	14	317
Big 5 Sporting Goods Corp.	22	313
Titan Machinery, Inc.*	21	309
NACCO Industries, Inc. — Class A	5	304
Flexsteel Industries, Inc.	7	302
Winmark Corp.	3	296
Cherokee, Inc.	10	282
Vera Bradley, Inc.*	25	282
Miller Industries, Inc.	14	279
Reading International, Inc. — Class A*	20	277
Strattec Security Corp.	4	275
Build-A-Bear Workshop, Inc. — Class A*	17	272
Jamba, Inc.*	17	263
Commercial Vehicle Group, Inc.*	36	260
Eldorado Resorts, Inc.*	33	258
Intrawest Resorts Holdings, Inc.*	22	256
Metaldyne Performance Group, Inc.	14	254
Black Diamond, Inc.*	27	249
Monarch Casino & Resort, Inc.*	12	247
Bravo Brio Restaurant Group, Inc.*	18	244

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Sportsman’s Warehouse Holdings, Inc.*	21	$239
Bojangles’, Inc.*	10	239
Weyco Group, Inc.	8	239
Papa Murphy’s Holdings, Inc.*	11	228
JAKKS Pacific, Inc.*	23	227
Escalade, Inc.	12	221
Noodles & Co.*	15	219
Morgans Hotel Group Co.*	32	216
Vince Holding Corp.*	18	216
AV Homes, Inc.*	15	216
Destination XL Group, Inc.*	43	215
West Marine, Inc.*	21	202
Skullcandy, Inc.*	26	199
VOXX International Corp. — Class A*	24	199
Kona Grill, Inc.*	10	194
Lifetime Brands, Inc.	13	192
New Home Company, Inc.*	11	190
Green Brick Partners, Inc.*	17	186
Accuride Corp.*	46	177
Christopher & Banks Corp.*	44	176
Superior Uniform Group, Inc.	9	149
Johnson Outdoors, Inc. — Class A	6	141
Tilly’s, Inc. — Class A*	13	126
Systemax, Inc.*	13	112
Castle Brands, Inc.*	79	110
Quiksilver, Inc.*	163	108
Flex Pharma, Inc.*	6	103
Empire Resorts, Inc.*	18	92
Marine Products Corp.	13	81
Blue Bird Corp.*	6	78
bebe stores, Inc.	34	68
Total Consumer, Cyclical		300,665

Industrial - 3.6%
Berry Plastics Group, Inc.*	143	4,633
Teledyne Technologies, Inc.*	42	4,431
Woodward, Inc.	78	4,289
FEI Co.	50	4,146
Belden, Inc.	51	4,144
Curtiss-Wright Corp.	57	4,129
XPO Logistics, Inc.*	85	3,840
CLARCOR, Inc.	60	3,734
EnerSys	53	3,725
EMCOR Group, Inc.	75	3,582
Esterline Technologies Corp.*	37	3,528
Generac Holdings, Inc.*	83	3,298
Moog, Inc. — Class A*	46	3,251
Polypore International, Inc.*	54	3,234
Rexnord Corp.*	122	2,917
Louisiana-Pacific Corp.*	170	2,895
IMAX Corp.*	71	2,859
KLX, Inc.*	62	2,736
Con-way, Inc.	68	2,610
Littelfuse, Inc.	27	2,562
Barnes Group, Inc.	65	2,535
Masonite International Corp.*	36	2,524
Universal Display Corp.*	48	2,483
Tech Data Corp.*	43	2,475
Dycom Industries, Inc.*	41	2,413
HEICO Corp. — Class A	47	2,386
Swift Transportation Co. — Class A*	105	2,380
Mueller Industries, Inc.	68	2,361
KapStone Paper and Packaging Corp.	102	2,358
Hillenbrand, Inc.	75	2,303
Matson, Inc.	52	2,186
Scorpio Tankers, Inc.	214	2,160
TASER International, Inc.*	64	2,132
RBC Bearings, Inc.*	28	2,009
Knight Transportation, Inc.	75	2,006
Sanmina Corp.*	99	1,996
Forward Air Corp.	37	1,934
Applied Industrial Technologies, Inc.	48	1,903
Proto Labs, Inc.*	28	1,889
Trex Company, Inc.*	38	1,877
Vishay Intertechnology, Inc.	160	1,869
Tetra Tech, Inc.	72	1,846
Franklin Electric Company, Inc.	57	1,843
Apogee Enterprises, Inc.	35	1,842
Knowles Corp.*	100	1,810
Coherent, Inc.*	28	1,778
Watts Water Technologies, Inc. — Class A	34	1,763
Plexus Corp.*	40	1,755
Mueller Water Products, Inc. — Class A	192	1,747
Hub Group, Inc. — Class A*	43	1,735
Boise Cascade Co.*	47	1,724
Simpson Manufacturing Company, Inc.	50	1,700
OSI Systems, Inc.*	24	1,699
MSA Safety, Inc.	35	1,698
Drew Industries, Inc.	29	1,683
Granite Construction, Inc.	47	1,669
Atlas Air Worldwide Holdings, Inc.*	30	1,649
Actuant Corp. — Class A	71	1,639
Astronics Corp.*	23	1,630
AZZ, Inc.	31	1,606
Headwaters, Inc.*	88	1,604
TriMas Corp.*	54	1,598
MasTec, Inc.*	80	1,590
Itron, Inc.*	46	1,584
Harsco Corp.	96	1,584
Aerojet Rocketdyne Holdings, Inc.*	75	1,546
EnPro Industries, Inc.	27	1,545
Nordic American Tankers Ltd.	106	1,509
Greenbrier Companies, Inc.	32	1,499
Rogers Corp.*	22	1,455
Tennant Co.	22	1,437
Brady Corp. — Class A	57	1,410
Werner Enterprises, Inc.	53	1,391

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Exponent, Inc.	31	$1,388
Kaman Corp.	33	1,384
Benchmark Electronics, Inc.*	63	1,372
Albany International Corp. — Class A	34	1,353
Advanced Energy Industries, Inc.*	49	1,347
HEICO Corp.	23	1,341
AAR Corp.	42	1,339
John Bean Technologies Corp.	35	1,316
Greif, Inc. — Class A	36	1,291
Chart Industries, Inc.*	36	1,287
TimkenSteel Corp.	47	1,269
US Ecology, Inc.	26	1,266
TAL International Group, Inc.*	40	1,264
Sturm Ruger & Company, Inc.	22	1,264
Methode Electronics, Inc.	46	1,263
Tidewater, Inc.	55	1,250
Universal Forest Products, Inc.	24	1,249
Cubic Corp.	26	1,237
Lindsay Corp.	14	1,230
Heartland Express, Inc.	60	1,214
Standex International Corp.	15	1,199
II-VI, Inc.*	63	1,196
Saia, Inc.*	30	1,179
Advanced Drainage Systems, Inc.	40	1,173
RTI International Metals, Inc.*	37	1,166
ESCO Technologies, Inc.	31	1,160
Ship Finance International Ltd.	71	1,159
General Cable Corp.	58	1,144
Echo Global Logistics, Inc.*	35	1,143
Federal Signal Corp.	75	1,118
Encore Wire Corp.	25	1,107
AAON, Inc.	49	1,103
UTI Worldwide, Inc.*	110	1,099
CIRCOR International, Inc.	20	1,091
Badger Meter, Inc.	17	1,079
Smith & Wesson Holding Corp.*	64	1,062
Comfort Systems USA, Inc.	45	1,033
Sun Hydraulics Corp.	27	1,029
Briggs & Stratton Corp.	53	1,021
Nortek, Inc.*	12	998
GasLog Ltd.	50	998
ArcBest Corp.	31	986
FARO Technologies, Inc.*	21	981
LSB Industries, Inc.*	24	980
Tutor Perini Corp.*	45	971
Astec Industries, Inc.	23	962
Rofin-Sinar Technologies, Inc.*	34	938
Raven Industries, Inc.	45	915
Newport Corp.*	48	910
Roadrunner Transportation Systems, Inc.*	34	877
Altra Industrial Motion Corp.	32	870
DHT Holdings, Inc.	111	862
Quanex Building Products Corp.	40	857
Aegion Corp. — Class A*	44	833
PGT, Inc.*	57	827
Fluidigm Corp.*	34	823
Continental Building Products, Inc.*	38	805
Summit Materials, Inc. — Class A*	31	791
Fabrinet*	42	787
Hornbeck Offshore Services, Inc.*	38	780
MYR Group, Inc.*	25	774
CTS Corp.	40	771
Hyster-Yale Materials Handling, Inc.	11	762
Gibraltar Industries, Inc.*	37	754
Haynes International, Inc.	15	740
AVX Corp.	54	727
GrafTech International Ltd.*	144	714
Builders FirstSource, Inc.*	55	706
TTM Technologies, Inc.*	70	702
DXP Enterprises, Inc.*	15	698
Celadon Group, Inc.	33	682
Textainer Group Holdings Ltd.	26	676
Teekay Tankers Ltd. — Class A	101	668
Tredegar Corp.	30	663
Air Transport Services Group, Inc.*	63	661
Alamo Group, Inc.	12	656
Griffon Corp.	41	653
Gorman-Rupp Co.	23	646
US Concrete, Inc.*	17	644
Blount International, Inc.*	58	633
Marten Transport Ltd.	29	629
Aerovironment, Inc.*	24	626
GSI Group, Inc.*	41	616
Kadant, Inc.	13	614
Argan, Inc.	15	605
Columbus McKinnon Corp.	24	600
Lydall, Inc.*	20	591
NN, Inc.	23	587
Patrick Industries, Inc.*	15	571
Myers Industries, Inc.	29	551
American Railcar Industries, Inc.	11	535
GP Strategies Corp.*	16	532
Quality Distribution, Inc.*	34	526
Era Group, Inc.*	25	512
Kimball Electronics, Inc.*	35	511
Checkpoint Systems, Inc.	50	509
YRC Worldwide, Inc.*	39	506
Dorian LPG Ltd.*	30	500
Park-Ohio Holdings Corp.	10	485
NCI Building Systems, Inc.*	32	482
National Presto Industries, Inc.	6	482
NVE Corp.	6	470
Park Electrochemical Corp.	24	460
Global Brass & Copper Holdings, Inc.	26	442
CAI International, Inc.*	21	432
LB Foster Co. — Class A	12	415

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Insteel Industries, Inc.	22	$411
PowerSecure International, Inc.*	27	399
American Science & Engineering, Inc.	9	394
Powell Industries, Inc.	11	387
Stoneridge, Inc.*	33	386
Mistras Group, Inc.*	20	380
Trinseo S.A.*	14	376
Furmanite Corp.*	45	365
Navios Maritime Holdings, Inc.	97	361
Stock Building Supply Holdings, Inc.*	18	352
Navios Maritime Acquisition Corp.	98	352
Covenant Transportation Group, Inc. — Class A*	14	351
Scorpio Bulkers, Inc.*	214	349
Kratos Defense & Security Solutions, Inc.*	54	340
Ducommun, Inc.*	13	334
Sparton Corp.*	12	328
Power Solutions International, Inc.*	6	324
Chase Corp.	8	318
FreightCar America, Inc.	15	313
Applied Optoelectronics, Inc.*	18	312
Frontline Ltd.*	128	312
Golden Ocean Group Ltd.	80	308
Ply Gem Holdings, Inc.*	26	307
CECO Environmental Corp.	26	295
Hurco Companies, Inc.	8	277
AEP Industries, Inc.*	5	276
ZAGG, Inc.*	34	269
VSE Corp.	5	268
Mesa Laboratories, Inc.	3	267
Casella Waste Systems, Inc. — Class A*	47	264
USA Truck, Inc.*	12	255
Ardmore Shipping Corp.	21	254
Bel Fuse, Inc. — Class B	12	246
Graham Corp.	12	246
Vicor Corp.*	20	244
LSI Industries, Inc.	26	243
Multi-Fineline Electronix, Inc.*	11	240
Orion Marine Group, Inc.*	33	238
Xerium Technologies, Inc.*	13	237
Radiant Logistics, Inc.*	32	234
PAM Transportation Services, Inc.*	4	232
Hill International, Inc.*	44	231
Vishay Precision Group, Inc.*	15	226
Northwest Pipe Co.*	11	224
Control4 Corp.*	25	222
Heritage-Crystal Clean, Inc.*	15	221
Universal Truckload Services, Inc.	10	220
Core Molding Technologies, Inc.*	9	206
TRC Companies, Inc.*	20	203
Olympic Steel, Inc.	11	192
Eagle Bulk Shipping, Inc.*	27	188
Nordic American Offshore Ltd.	23	187
Twin Disc, Inc.	10	186
Imprivata, Inc.*	11	180
Lawson Products, Inc.*	7	164
Fenix Parts, Inc.*	16	160
Allied Motion Technologies, Inc.	7	157
Safe Bulkers, Inc.	45	145
Omega Flex, Inc.	3	113
Handy & Harman Ltd.*	3	104
NL Industries, Inc.*	8	59
Ultrapetrol Bahamas Ltd.*	26	29
Total Industrial		279,206

Technology - 3.2%
Manhattan Associates, Inc.*	88	5,249
MAXIMUS, Inc.	79	5,193
Tyler Technologies, Inc.*	40	5,176
Aspen Technology, Inc.*	102	4,646
Cavium, Inc.*	66	4,542
Guidewire Software, Inc.*	84	4,446
Verint Systems, Inc.*	73	4,435
EPAM Systems, Inc.*	58	4,131
Dealertrack Technologies, Inc.*	65	4,082
Microsemi Corp.*	114	3,985
Integrated Device Technology, Inc.*	177	3,841
Synaptics, Inc.*	44	3,816
Qlik Technologies, Inc.*	109	3,811
Ambarella, Inc.*	37	3,799
Medidata Solutions, Inc.*	66	3,585
ACI Worldwide, Inc.*	139	3,415
Fair Isaac Corp.	37	3,359
Blackbaud, Inc.	56	3,190
Mentor Graphics Corp.	119	3,145
Convergys Corp.	118	3,008
Proofpoint, Inc.*	47	2,992
Science Applications International Corp.	55	2,907
Demandware, Inc.*	40	2,843
Advent Software, Inc.	63	2,785
Take-Two Interactive Software, Inc.*	101	2,785
Silicon Laboratories, Inc.*	51	2,755
Diebold, Inc.	76	2,660
Cirrus Logic, Inc.*	76	2,586
SYNNEX Corp.	34	2,488
Electronics for Imaging, Inc.*	56	2,437
Entegris, Inc.*	167	2,434
MKS Instruments, Inc.	64	2,428
Fairchild Semiconductor International, Inc. — Class A*	139	2,416
Tessera Technologies, Inc.	63	2,393
Monolithic Power Systems, Inc.	47	2,383
CACI International, Inc. — Class A*	29	2,346
CommVault Systems, Inc.*	54	2,290
Cornerstone OnDemand, Inc.*	64	2,227
Imperva, Inc.*	32	2,166
FleetMatics Group plc*	46	2,154
Synchronoss Technologies, Inc.*	46	2,104

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Stratasys Ltd.*	60	$2,096
IGATE Corp.*	43	2,051
Rambus, Inc.*	138	1,999
Intersil Corp. — Class A	157	1,964
MicroStrategy, Inc. — Class A*	11	1,871
OmniVision Technologies, Inc.*	69	1,807
Virtusa Corp.*	35	1,799
Advanced Micro Devices, Inc.*	748	1,794
Infoblox, Inc.*	68	1,782
PMC-Sierra, Inc.*	208	1,780
Syntel, Inc.*	37	1,757
Envestnet, Inc.*	42	1,698
Rovi Corp.*	104	1,659
Nimble Storage, Inc.*	59	1,655
NetScout Systems, Inc.*	45	1,650
Progress Software Corp.*	60	1,650
Acxiom Corp.*	93	1,635
Omnicell, Inc.*	43	1,622
MedAssets, Inc.*	72	1,588
Power Integrations, Inc.	35	1,581
Semtech Corp.*	79	1,568
QLogic Corp.*	104	1,476
Cray, Inc.*	49	1,446
Cabot Microelectronics Corp.*	30	1,413
InvenSense, Inc. — Class A*	92	1,389
ExlService Holdings, Inc.*	40	1,383
Veeco Instruments, Inc.*	48	1,380
Insight Enterprises, Inc.*	46	1,376
Bottomline Technologies de, Inc.*	49	1,363
AVG Technologies N.V.*	49	1,333
SPS Commerce, Inc.*	20	1,316
Super Micro Computer, Inc.*	44	1,302
Paycom Software, Inc.*	38	1,298
Luxoft Holding, Inc.*	22	1,244
MTS Systems Corp.	18	1,241
CSG Systems International, Inc.	39	1,235
Qualys, Inc.*	30	1,210
BroadSoft, Inc.*	35	1,210
RealPage, Inc.*	63	1,201
Unisys Corp.*	60	1,199
Monotype Imaging Holdings, Inc.	48	1,157
Sykes Enterprises, Inc.*	47	1,140
Constant Contact, Inc.*	38	1,093
HubSpot, Inc.*	22	1,091
Diodes, Inc.*	45	1,085
M/A-COM Technology Solutions Holdings, Inc.*	28	1,071
Inphi Corp.*	46	1,052
Ebix, Inc.	32	1,044
Callidus Software, Inc.*	66	1,028
Quality Systems, Inc.	60	994
Pegasystems, Inc.	43	984
Interactive Intelligence Group, Inc.*	21	934
2U, Inc.*	29	934
Brooks Automation, Inc.	81	927
Glu Mobile, Inc.*	144	894
Integrated Silicon Solution, Inc.	38	841
ManTech International Corp. — Class A	29	841
Lattice Semiconductor Corp.*	139	819
Photronics, Inc.*	79	751
MaxLinear, Inc. — Class A*	62	750
Computer Programs & Systems, Inc.	14	748
Micrel, Inc.	53	737
Cvent, Inc.*	28	722
inContact, Inc.*	73	721
Amkor Technology, Inc.*	118	706
Actua Corp.*	48	684
LivePerson, Inc.*	68	667
Epiq Systems, Inc.	39	658
Applied Micro Circuits Corp.*	97	655
FormFactor, Inc.*	69	635
Ultratech, Inc.*	33	612
PROS Holdings, Inc.*	29	612
Rally Software Development Corp.*	31	603
Mercury Systems, Inc.*	41	600
RealD, Inc.*	48	592
Tangoe, Inc.*	47	591
Globant S.A.*	18	548
Silver Spring Networks, Inc.*	44	546
Engility Holdings, Inc.	21	528
TeleTech Holdings, Inc.	19	515
PDF Solutions, Inc.*	32	512
Avid Technology, Inc.*	38	507
Xcerra Corp.*	65	492
Sigma Designs, Inc.*	41	489
SciQuest, Inc.*	33	489
CEVA, Inc.*	25	486
Nanometrics, Inc.*	29	467
Exar Corp.*	47	460
IXYS Corp.	30	459
Rudolph Technologies, Inc.*	38	456
Dot Hill Systems Corp.*	73	446
Quantum Corp.*	257	432
Immersion Corp.*	33	418
Cohu, Inc.	31	410
Digimarc Corp.*	9	406
Axcelis Technologies, Inc.*	136	403
Barracuda Networks, Inc.*	10	396
Benefitfocus, Inc.*	9	395
Merge Healthcare, Inc.*	82	394
KEYW Holding Corp.*	40	373
OPOWER, Inc.*	31	357
Pericom Semiconductor Corp.	27	355
Vocera Communications, Inc.*	31	355
Eastman Kodak Co.*	21	353
Press Ganey Holdings, Inc.*	12	344
Everyday Health, Inc.*	26	332

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Castlight Health, Inc. — Class B*	40	$326
Ciber, Inc.*	94	324
QAD, Inc. — Class A	12	317
Sapiens International Corporation N.V.	29	301
Model N, Inc.*	25	298
Mattson Technology, Inc.*	88	294
Jive Software, Inc.*	56	294
InnerWorkings, Inc.*	44	293
Digi International, Inc.*	30	287
American Software, Inc. — Class A	30	285
Seachange International, Inc.*	40	280
DSP Group, Inc.*	27	279
Kopin Corp.*	79	273
MobileIron, Inc.*	46	272
Silicon Graphics International Corp.*	42	272
Brightcove, Inc.*	39	268
Violin Memory, Inc.*	108	265
Carbonite, Inc.*	22	260
New Relic, Inc.*	7	246
Cascade Microtech, Inc.*	16	244
Varonis Systems, Inc.*	11	243
Ultra Clean Holdings, Inc.*	38	237
Hortonworks, Inc.*	9	228
Alpha & Omega Semiconductor Ltd.*	26	227
Datalink Corp.*	25	224
Guidance Software, Inc.*	23	195
EMCORE Corp.*	30	181
Digital Turbine, Inc.*	57	172
Imation Corp.*	41	166
Agilysys, Inc.*	18	165
Park City Group, Inc.*	13	161
Amber Road, Inc.*	21	147
Five9, Inc.*	28	146
ExOne Co.*	13	144
Workiva, Inc.*	9	124
Apigee Corp.*	6	60
Code Rebel Corp.*	1	32
Total Technology		247,080

Communications - 1.8%
Houghton Mifflin Harcourt Co.*	163	4,108
j2 Global, Inc.	58	3,940
Ciena Corp.*	141	3,339
Infinera Corp.*	155	3,251
ViaSat, Inc.*	51	3,073
GrubHub, Inc.*	89	3,033
Time, Inc.	131	3,014
Plantronics, Inc.	47	2,647
InterDigital, Inc.	43	2,446
DigitalGlobe, Inc.*	87	2,418
Meredith Corp.	44	2,296
New York Times Co. — Class A	164	2,238
Finisar Corp.*	124	2,216
Anixter International, Inc.*	34	2,214
Sinclair Broadcast Group, Inc. — Class A	79	2,205
comScore, Inc.*	41	2,184
Shutterfly, Inc.*	45	2,152
Nexstar Broadcasting Group, Inc. — Class A	37	2,072
WebMD Health Corp. — Class A*	45	1,993
NeuStar, Inc. — Class A*	66	1,928
Media General, Inc.*	114	1,883
LogMeIn, Inc.*	29	1,870
West Corp.	62	1,866
Cogent Communications Holdings, Inc.	55	1,861
Polycom, Inc.*	161	1,842
EW Scripps Co. — Class A	71	1,622
Orbitz Worldwide, Inc.*	132	1,507
Endurance International Group Holdings, Inc.*	70	1,446
Gogo, Inc.*	67	1,436
NIC, Inc.	78	1,426
Scholastic Corp.	32	1,412
Zendesk, Inc.*	63	1,399
Shutterstock, Inc.*	23	1,349
Consolidated Communications Holdings, Inc.	60	1,261
Web.com Group, Inc.*	52	1,259
Stamps.com, Inc.*	17	1,251
NETGEAR, Inc.*	41	1,231
Globalstar, Inc.*	565	1,192
RingCentral, Inc. — Class A*	64	1,183
Ubiquiti Networks, Inc.	37	1,181
Marketo, Inc.*	42	1,179
Gray Television, Inc.*	75	1,176
Vonage Holdings Corp.*	222	1,090
Gigamon, Inc.*	33	1,089
VASCO Data Security International, Inc.*	35	1,056
ADTRAN, Inc.	64	1,040
MDC Partners, Inc. — Class A	52	1,024
Loral Space & Communications, Inc.*	16	1,010
zulily, Inc. — Class A*	77	1,004
Shenandoah Telecommunications Co.	29	992
Cincinnati Bell, Inc.*	250	955
New Media Investment Group, Inc.	53	950
8x8, Inc.*	105	941
Ruckus Wireless, Inc.*	90	931
EarthLink Holdings Corp.	123	921
HealthStream, Inc.*	30	913
Wayfair, Inc. — Class A*	24	903
Ixia*	72	896
Iridium Communications, Inc.*	98	891
Bankrate, Inc.*	80	839
Atlantic Tele-Network, Inc.	12	829
RetailMeNot, Inc.*	46	820
Perficient, Inc.*	42	808
Blucora, Inc.*	49	791
CalAmp Corp.*	43	785
Coupons.com, Inc.*	72	777
Windstream Holdings, Inc.	118	753

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Inteliquent, Inc.	40	$736
Harmonic, Inc.*	106	724
Global Eagle Entertainment, Inc.*	55	716
General Communication, Inc. — Class A*	42	714
Chegg, Inc.*	91	713
GTT Communications, Inc.*	29	692
TrueCar, Inc.*	57	683
Pacific DataVision, Inc.*	16	674
Textura Corp.*	24	668
Q2 Holdings, Inc.*	23	650
Entravision Communications Corp. — Class A	76	625
FTD Companies, Inc.*	22	620
Internap Corp.*	66	611
World Wrestling Entertainment, Inc. — Class A	36	594
Intralinks Holdings, Inc.*	48	572
Premiere Global Services, Inc.*	55	566
Comtech Telecommunications Corp.	19	552
Comverse, Inc.*	27	542
ePlus, Inc.*	7	537
XO Group, Inc.*	32	523
ShoreTel, Inc.*	77	522
Wix.com Ltd.*	22	520
Lands’ End, Inc.*	20	497
Safeguard Scientifics, Inc.*	25	487
Tribune Publishing Co.	31	482
ORBCOMM, Inc.*	71	479
Lionbridge Technologies, Inc.*	77	475
DHI Group, Inc.*	53	471
Rubicon Project, Inc.*	31	464
FairPoint Communications, Inc.*	25	456
Spok Holdings, Inc.	26	438
Bazaarvoice, Inc.*	73	430
RigNet, Inc.*	14	428
Blue Nile, Inc.*	14	425
Sonus Networks, Inc.*	59	408
Calix, Inc.*	53	403
Lumos Networks Corp.	27	399
Boingo Wireless, Inc.*	44	363
IDT Corp. — Class B	20	362
Straight Path Communications, Inc. — Class B*	11	361
Black Box Corp.	18	360
Zix Corp.*	69	357
Harte-Hanks, Inc.	58	346
Cumulus Media, Inc. — Class A*	170	345
Entercom Communications Corp. — Class A*	30	343
Hawaiian Telcom Holdco, Inc.*	13	339
Intelsat S.A.*	34	337
Etsy, Inc.*	24	337
Angie’s List, Inc.*	52	320
Extreme Networks, Inc.*	119	320
Yodlee, Inc.*	22	318
Overstock.com, Inc.*	14	316
Alliance Fiber Optic Products, Inc.	17	315
1-800-Flowers.com, Inc. — Class A*	30	314
ChannelAdvisor Corp.*	26	311
NeoPhotonics Corp.*	33	301
Limelight Networks, Inc.*	73	288
United Online, Inc.*	18	282
Box, Inc. — Class A*	15	280
Liquidity Services, Inc.*	29	279
Telenav, Inc.*	34	274
QuinStreet, Inc.*	42	271
Oclaro, Inc.*	117	264
Rocket Fuel, Inc.*	32	262
A10 Networks, Inc.*	40	258
KVH Industries, Inc.*	19	256
TubeMogul, Inc.*	17	243
Marin Software, Inc.*	36	243
Journal Media Group, Inc.	29	240
Martha Stewart Living Omnimedia, Inc. — Class A*	37	231
Millennial Media, Inc.*	142	230
VirnetX Holding Corp.*	54	227
Reis, Inc.	10	222
HC2 Holdings, Inc.*	24	215
Clearfield, Inc.*	13	207
TechTarget, Inc.*	23	205
TeleCommunication Systems, Inc. — Class A*	60	199
Daily Journal Corp.*	1	197
Aerohive Networks, Inc.*	28	195
Marchex, Inc. — Class B	39	193
Central European Media Enterprises Ltd. — Class A*	88	192
Crown Media Holdings, Inc. — Class A*	41	185
Sizmek, Inc.*	26	185
Cyan, Inc.*	34	178
EVINE Live, Inc.*	60	161
ModusLink Global Solutions, Inc.*	45	153
RealNetworks, Inc.*	28	151
Saga Communications, Inc. — Class A	4	151
Novatel Wireless, Inc.*	44	143
Hemisphere Media Group, Inc.*	12	143
Preformed Line Products Co.	3	113
Townsquare Media, Inc. — Class A*	8	109
NTELOS Holdings Corp.	21	97
Corindus Vascular Robotics, Inc.*	27	95
Travelzoo, Inc.*	8	90
Connecture, Inc.*	8	84
MaxPoint Interactive, Inc.*	8	65
Total Communications		142,524

Energy - 1.1%
SemGroup Corp. — Class A	52	4,133
Western Refining, Inc.	85	3,707
Carrizo Oil & Gas, Inc.*	61	3,003
Exterran Holdings, Inc.	83	2,711
Oasis Petroleum, Inc.*	164	2,599

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

PDC Energy, Inc.*	48	$2,575
Delek US Holdings, Inc.	68	2,504
Oil States International, Inc.*	61	2,271
Ultra Petroleum Corp.*	180	2,254
Bristow Group, Inc.	42	2,239
Matador Resources Co.*	87	2,176
Rosetta Resources, Inc.*	90	2,083
Atwood Oceanics, Inc.	76	2,009
MRC Global, Inc.*	121	1,868
RSP Permian, Inc.*	64	1,799
Pattern Energy Group, Inc.	62	1,761
Parsley Energy, Inc. — Class A*	100	1,742
Unit Corp.*	59	1,600
Helix Energy Solutions Group, Inc.*	126	1,591
SEACOR Holdings, Inc.*	22	1,561
McDermott International, Inc.*	285	1,522
Forum Energy Technologies, Inc.*	71	1,440
Synergy Resources Corp.*	124	1,417
Green Plains, Inc.	45	1,240
Bonanza Creek Energy, Inc.*	59	1,077
SunCoke Energy, Inc.	78	1,015
CARBO Ceramics, Inc.	23	957
Thermon Group Holdings, Inc.*	38	915
Primoris Services Corp.	46	911
C&J Energy Services Ltd.*	67	884
Stone Energy Corp.*	68	856
Newpark Resources, Inc.*	100	813
Flotek Industries, Inc.*	64	802
Peabody Energy Corp.	327	716
Alon USA Energy, Inc.	37	700
Callon Petroleum Co.*	79	657
Sanchez Energy Corp.*	63	617
FMSA Holdings, Inc.*	75	614
TETRA Technologies, Inc.*	95	606
Renewable Energy Group, Inc.*	52	601
Matrix Service Co.*	32	585
Bill Barrett Corp.*	60	515
Tesco Corp.	47	512
REX American Resources Corp.*	8	509
Plug Power, Inc.*	207	507
Halcon Resources Corp.*	436	506
Northern Oil and Gas, Inc.*	74	501
Pioneer Energy Services Corp.*	77	488
Parker Drilling Co.*	146	485
Clean Energy Fuels Corp.*	85	478
Magnum Hunter Resources Corp.*	249	466
Clayton Williams Energy, Inc.*	7	460
PHI, Inc.*	15	450
SandRidge Energy, Inc.*	509	446
Westmoreland Coal Co.*	21	436
Panhandle Oil and Gas, Inc. — Class A	20	414
Basic Energy Services, Inc.*	51	385
Penn Virginia Corp.*	86	377
FutureFuel Corp.	29	373
Geospace Technologies Corp.*	16	369
Trecora Resources*	24	362
Gulfmark Offshore, Inc. — Class A	31	360
Par Petroleum Corp.*	19	356
Natural Gas Services Group, Inc.*	15	342
Cloud Peak Energy, Inc.*	73	340
Abraxas Petroleum Corp.*	112	330
Rex Energy Corp.*	57	319
Jones Energy, Inc. — Class A*	35	317
Vivint Solar, Inc.*	25	304
Solazyme, Inc.*	96	301
Eclipse Resources Corp.*	57	300
Gastar Exploration, Inc.*	97	300
Pacific Ethanol, Inc.*	29	299
Energy XXI Ltd.	113	297
Approach Resources, Inc.*	43	295
FuelCell Energy, Inc.*	299	292
Key Energy Services, Inc.*	159	286
Seventy Seven Energy, Inc.*	66	283
Triangle Petroleum Corp.*	56	281
Contango Oil & Gas Co.*	21	258
Enphase Energy, Inc.*	33	251
W&T Offshore, Inc.	42	230
EXCO Resources, Inc.	189	223
Evolution Petroleum Corp.	29	191
ION Geophysical Corp.*	168	180
Independence Contract Drilling, Inc.*	20	177
TransAtlantic Petroleum Ltd.*	31	158
Isramco, Inc.*	1	138
Adams Resources & Energy, Inc.	3	134
Hallador Energy Co.	13	108
North Atlantic Drilling Ltd.	85	101
Erin Energy Corp.*	17	66
Earthstone Energy, Inc.*	2	39
Total Energy		82,026

Utilities - 0.9%
Dynegy, Inc.*	153	4,475
Cleco Corp.	72	3,876
IDACORP, Inc.	60	3,368
Piedmont Natural Gas Company, Inc.	94	3,320
WGL Holdings, Inc.	59	3,203
Portland General Electric Co.	94	3,117
UIL Holdings Corp.	68	3,116
Southwest Gas Corp.	56	2,980
New Jersey Resources Corp.	102	2,810
NorthWestern Corp.	56	2,730
Laclede Group, Inc.	52	2,707
ALLETE, Inc.	58	2,691
ONE Gas, Inc.	63	2,681
Black Hills Corp.	54	2,357
PNM Resources, Inc.	95	2,337
Avista Corp.	74	2,268

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

South Jersey Industries, Inc.	82	$2,028
Abengoa Yield plc	59	1,848
Talen Energy Corp.*	99	1,699
American States Water Co.	45	1,683
El Paso Electric Co.	48	1,664
Ormat Technologies, Inc.	44	1,658
MGE Energy, Inc.	41	1,588
Northwest Natural Gas Co.	33	1,392
California Water Service Group	57	1,302
Otter Tail Corp.	45	1,197
Empire District Electric Co.	52	1,134
Chesapeake Utilities Corp.	18	969
NRG Yield, Inc. — Class A	41	902
NRG Yield, Inc. — Class C	41	897
SJW Corp.	19	583
Unitil Corp.	17	561
Atlantic Power Corp.	146	450
Connecticut Water Service, Inc.	13	444
Middlesex Water Co.	19	429
PICO Holdings, Inc.*	27	397
York Water Co.	15	313
EnerNOC, Inc.*	32	310
Consolidated Water Company Ltd.	18	227
Artesian Resources Corp. — Class A	9	190
Ameresco, Inc. — Class A*	24	184
Genie Energy Ltd. — Class B*	15	157
Spark Energy, Inc. — Class A	4	63
Total Utilities		72,305

Basic Materials - 0.9%
PolyOne Corp.	106	4,152
Sensient Technologies Corp.	56	3,828
Axiall Corp.	84	3,029
Minerals Technologies, Inc.	41	2,793
Olin Corp.	93	2,506
HB Fuller Co.	60	2,437
Carpenter Technology Corp.	59	2,283
Chemtura Corp.*	80	2,265
Commercial Metals Co.	138	2,219
Balchem Corp.	37	2,062
US Silica Holdings, Inc.	64	1,879
Worthington Industries, Inc.	57	1,713
Stillwater Mining Co.*	144	1,669
Kaiser Aluminum Corp.	20	1,662
A. Schulman, Inc.	35	1,530
Ferro Corp.*	87	1,460
Schweitzer-Mauduit International, Inc.	36	1,436
Quaker Chemical Corp.	16	1,421
Globe Specialty Metals, Inc.	78	1,381
Clearwater Paper Corp.*	23	1,318
Innophos Holdings, Inc.	25	1,316
Innospec, Inc.	29	1,306
Stepan Co.	23	1,245
Calgon Carbon Corp.	63	1,221
OM Group, Inc.	36	1,210
Neenah Paper, Inc.	20	1,179
Hecla Mining Co.	442	1,162
PH Glatfelter Co.	52	1,143
Tronox Ltd. — Class A	76	1,112
Coeur Mining, Inc.*	162	925
Kraton Performance Polymers, Inc.*	37	884
Deltic Timber Corp.	13	879
Aceto Corp.	35	862
Materion Corp.	24	846
AK Steel Holding Corp.*	212	820
Intrepid Potash, Inc.*	67	800
Horsehead Holding Corp.*	68	797
Rayonier Advanced Materials, Inc.	48	780
Cliffs Natural Resources, Inc.	180	779
Koppers Holdings, Inc.	25	618
Century Aluminum Co.*	59	615
Schnitzer Steel Industries, Inc. — Class A	32	559
Hawkins, Inc.	13	525
American Vanguard Corp.	35	483
Landec Corp.*	32	462
OMNOVA Solutions, Inc.*	56	419
Veritiv Corp.*	10	365
KMG Chemicals, Inc.	12	305
Rentech, Inc.*	274	293
Ring Energy, Inc.*	25	280
Kronos Worldwide, Inc.	25	274
Orchids Paper Products Co.	11	265
Energy Fuels, Inc.*	51	227
Oil-Dri Corporation of America	6	182
Uranium Energy Corp.*	108	172
Valhi, Inc.	23	130
Ryerson Holding Corp.*	13	118
United States Lime & Minerals, Inc.	2	116
Total Basic Materials		68,717

Diversified - 0.0%
HRG Group, Inc.*	94	1,221
National Bank Holdings Corp. — Class A	44	917
Tiptree Financial, Inc. — Class A	36	261
Resource America, Inc. — Class A	19	160
Total Diversified		2,559

Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	36	1,158

Total Common Stocks
(Cost $1,756,795)		2,255,882

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16†,*	4	$2
Imperial Holdings, Inc.
$10.75, 10/06/19*	1	—
Magnum Hunter Resources Corp.
$8.50, 04/15/16*	25	—
Total Warrants
(Cost $19)		2

RIGHTS††† - 0.0%
Leap Wireless International, Inc.
Expires 09/17/15*	78	197
Furiex Pharmaceuticals, Inc.
Expires 07/03/17*	7	68
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*	10	6
BioScrip, Inc.
Expires 07/31/15††,*	86	—
Total Rights
(Cost $110)		271

MUTUAL FUNDS†,1 - 14.4%
Guggenheim Strategy Fund I	44,584	1,111,033
Total Mutual Funds
(Cost $1,110,723)		1,111,033

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 6.5%
Federal Home Loan Bank[2]
0.06% due 09/09/15	$500,000	499,941
Total Federal Agency Discount Notes
(Cost $499,943)		499,941

REPURCHASE AGREEMENTS††,3 - 25.7%
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	661,120	661,120
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	661,120	661,120
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	661,120	661,120
Total Repurchase Agreements
(Cost $1,983,360)		1,983,360

Total Investments - 75.7%
(Cost $5,350,950)		$5,850,489
Other Assets & Liabilities, net - 24.3%		1,878,231
Total Net Assets - 100.0%		$7,728,720

	Contracts	Unrealized Loss

EQUITY FUTURES CONTRACTS PURCHASED†
September 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $624,150)	5	$(1,026)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC July 2015 Russell 2000 Index Swap, Terminating 07/28/15[4] (Notional Value $1,839,576)	1,467	$(42,525)
Barclays Bank plc July 2015 Russell 2000 Index Swap, Terminating 07/31/15[4] (Notional Value $3,582,053)	2,857	(78,922)
Goldman Sachs International July 2015 Russell 2000 Index Swap, Terminating 07/28/15[4] (Notional Value $7,131,915)	5,688	(146,280)
(Total Notional Value $12,553,544)		$(267,727)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs, unless otherwise noted — See Note 4.
[1]	Affiliated issuer — See Note 12.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 5.
[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $2,256,867)	$2,756,096
Investments in affiliated issuers, at value (cost $1,110,723)	1,111,033
Repurchase agreements, at value (cost $1,983,360)	1,983,360
Total investments (cost $5,350,950)	5,850,489
Foreign currency, at value (cost $4)	4
Segregated cash with broker	1,850,281
Cash	54
Receivables:
Fund shares sold	319,183
Dividends	3,163
Securities lending income	7
Total assets	8,023,181

Liabilities:
Unrealized depreciation on swap agreements	267,727
Payable for:
Swap settlement	12,013
Management fees	4,548
Transfer agent and administrative fees	1,263
Investor service fees	1,263
Variation margin	1,026
Securities purchased	556
Portfolio accounting fees	506
Fund shares redeemed	45
Miscellaneous	5,514
Total liabilities	294,461
Commitments and contingent liabilities (Note 15)	—
Net assets	$7,728,720

Net assets consist of:
Paid in capital	$7,029,311
Accumulated net investment loss	(23,300)
Accumulated net realized gain on investments	491,923
Net unrealized appreciation on investments	230,786
Net assets	$7,728,720
Capital shares outstanding	40,028
Net asset value per share	$193.08

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends from securities of unaffiliated issuers	$15,907
Dividends from securities of affiliated issuers	5,841
Interest	170
Income from securities lending, net	34
Total investment income	21,952

Expenses:
Management fees	23,558
Transfer agent and administrative fees	6,544
Investor service fees	6,544
Portfolio accounting fees	2,617
Professional fees	2,456
Custodian fees	374
Trustees’ fees*	125
Line of credit fees	101
Miscellaneous	1,962
Total expenses	44,281
Net investment loss	(22,329)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	64,492
Investments in affiliated issuers	1,156
Swap agreements	193,376
Futures contracts	100,541
Net realized gain	359,565
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	19,881
Investments in affiliated issuers	310
Swap agreements	(195,127)
Futures contracts	(17,845)
Net change in unrealized appreciation (depreciation)	(192,781)
Net realized and unrealized gain	166,784
Net increase in net assets resulting from operations	$144,455

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(22,329)	$(35,043)
Net realized gain on investments	359,565	812,899
Net change in unrealized appreciation (depreciation) on investments	(192,781)	(704,976)
Net increase in net assets resulting from operations	144,455	72,880

Distributions to shareholders from:
Net realized gains	—	(1,273,806)
Total distributions to shareholders	—	(1,273,806)

Capital share transactions:
Proceeds from sale of shares	20,145,615	23,047,718
Distributions reinvested	—	1,273,806
Cost of shares redeemed	(18,089,418)	(22,788,965)
Net increase from capital share transactions	2,056,197	1,532,559
Net increase in net assets	2,200,652	331,633

Net assets:
Beginning of period	5,528,068	5,196,435
End of period	$7,728,720	$5,528,068
Accumulated net investment loss at end of period	$(23,300)	$(971)

Capital share activity:
Shares sold	105,847	97,165
Shares issued from reinvestment of distributions	—	7,421
Shares redeemed	(96,526)	(93,654)
Net increase in shares	9,321	10,932

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$180.03	$262.78	$141.50	$109.53	$148.42	$100.07
Income (loss) from investment operations:
Net investment income (loss)[b]	(.79)	(2.53)	(1.63)	(.96)	(2.04)	(1.25)
Net gain (loss) on investments (realized and unrealized)	13.84	11.64	122.91	32.93	(26.77)	49.60
Total from investment operations	13.05	9.11	121.28	31.97	(28.81)	48.35
Less distributions from:
Net realized gains	—	(91.86)	—	—	(10.08)	—
Total distributions	—	(91.86)	—	—	(10.08)	—
Net asset value, end of period	$193.08	$180.03	$262.78	$141.50	$109.53	$148.42

Total Return[c]	7.25%	5.17%	85.72%	29.19%	(19.38%)	48.30%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,729	$5,528	$5,196	$3,156	$6,578	$5,074
Ratios to average net assets:
Net investment income (loss)	(0.85%)	(1.07%)	(0.86%)	(0.76%)	(1.50%)	(1.11%)
Total expenses[d]	1.69%	1.77%	1.75%	1.77%	1.82%	1.74%
Portfolio turnover rate	136%	360%	80%	325%	15%	100%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

FUND PROFILE (Unaudited)	June 30, 2015

RUSSELL 2000® 1.5x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. Government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	15.8%
Team Health Holdings, Inc.	0.1%
Manhattan Associates, Inc.	0.1%
Cepheid	0.1%
Tyler Technologies, Inc.	0.1%
MAXIMUS, Inc.	0.1%
Investors Bancorp, Inc.	0.1%
HealthSouth Corp.	0.1%
West Pharmaceutical Services, Inc.	0.1%
Neurocrine Biosciences, Inc.	0.1%
Top Ten Total	16.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 45.0%

Financial - 11.0%
Investors Bancorp, Inc.	1,148	$14,119
Prosperity Bancshares, Inc.	231	13,338
First American Financial Corp.	357	13,284
LaSalle Hotel Properties	372	13,190
Umpqua Holdings Corp.	723	13,007
RLJ Lodging Trust	435	12,954
Stifel Financial Corp.*	223	12,876
MGIC Investment Corp.*	1,118	12,722
CubeSmart	548	12,692
Highwoods Properties, Inc.	310	12,384
CNO Financial Group, Inc.	648	11,891
Webster Financial Corp.	299	11,825
Radian Group, Inc.	630	11,818
Bank of the Ozarks, Inc.	257	11,758
MarketAxess Holdings, Inc.	123	11,410
FirstMerit Corp.	546	11,373
Strategic Hotels & Resorts, Inc.*	906	10,981
PrivateBancorp, Inc. — Class A	259	10,313
Sunstone Hotel Investors, Inc.	687	10,312
EPR Properties	188	10,299
Sovran Self Storage, Inc.	117	10,168
Pebblebrook Hotel Trust	237	10,163
New Residential Investment Corp.	655	9,981
PRA Group, Inc.*	159	9,907
Sun Communities, Inc.	153	9,461
Texas Capital Bancshares, Inc.*	151	9,398
United Bankshares, Inc.	229	9,213
DCT Industrial Trust, Inc.	292	9,180
Medical Properties Trust, Inc.	688	9,020
Western Alliance Bancorporation*	256	8,643
IBERIABANK Corp.	126	8,597
Cathay General Bancorp	263	8,534
MB Financial, Inc.	247	8,507
Susquehanna Bancshares, Inc.	600	8,472
DiamondRock Hospitality Co.	661	8,467
GEO Group, Inc.	246	8,403
Colony Capital, Inc. — Class A	368	8,334
Wintrust Financial Corp.	156	8,327
Janus Capital Group, Inc.	483	8,268
WisdomTree Investments, Inc.	376	8,259
FNB Corp.	575	8,234
BancorpSouth, Inc.	318	8,192
Hancock Holding Co.	256	8,169
Valley National Bancorp	765	7,887
Xenia Hotels & Resorts, Inc.	362	7,870
National Health Investors, Inc.	124	7,725
Primerica, Inc.	169	7,722
Healthcare Realty Trust, Inc.	330	7,676
Ryman Hospitality Properties, Inc.	143	7,595
Kennedy-Wilson Holdings, Inc.	304	7,475
Fulton Financial Corp.	572	7,470
UMB Financial Corp.	130	7,413
Cousins Properties, Inc.	713	7,400
Blackhawk Network Holdings, Inc.*	179	7,375
Glacier Bancorp, Inc.	249	7,326
First Financial Bankshares, Inc.	211	7,309
RLI Corp.	142	7,297
Washington Federal, Inc.	312	7,284
Financial Engines, Inc.	171	7,264
Hudson Pacific Properties, Inc.	245	6,951
Home BancShares, Inc.	188	6,873
American Equity Investment Life Holding Co.	254	6,853
First Industrial Realty Trust, Inc.	364	6,818
Ellie Mae, Inc.*	97	6,770
Kite Realty Group Trust	272	6,656
Acadia Realty Trust	226	6,579
First Citizens BancShares, Inc. — Class A	25	6,576
Pinnacle Financial Partners, Inc.	118	6,416
Alexander & Baldwin, Inc.	161	6,343
EverBank Financial Corp.	318	6,249
Chambers Street Properties	780	6,200
Columbia Banking System, Inc.	190	6,183
CVB Financial Corp.	350	6,164
Evercore Partners, Inc. — Class A	114	6,151
DuPont Fabros Technology, Inc.	208	6,126
South State Corp.	80	6,079
Hilltop Holdings, Inc.*	251	6,047
Chesapeake Lodging Trust	196	5,974
Symetra Financial Corp.	247	5,970
Urban Edge Properties	287	5,967
EastGroup Properties, Inc.	106	5,960
Washington Real Estate Investment Trust	224	5,813
Invesco Mortgage Capital, Inc.	405	5,799
Lexington Realty Trust	676	5,732
Equity One, Inc.	242	5,648
Capitol Federal Financial, Inc.	463	5,575
Old National Bancorp	385	5,567
Trustmark Corp.	222	5,546
Kemper Corp.	143	5,513
Associated Estates Realty Corp.	191	5,469
Mack-Cali Realty Corp.	293	5,400
BofI Holding, Inc.*	51	5,391
New York REIT, Inc.	535	5,323
BGC Partners, Inc. — Class A	603	5,276
Selective Insurance Group, Inc.	187	5,245
HFF, Inc. — Class A	125	5,216
Hatteras Financial Corp.	319	5,199
National Penn Bancshares, Inc.	460	5,189
CyrusOne, Inc.	175	5,154
Argo Group International Holdings Ltd.	92	5,124
Community Bank System, Inc.	134	5,061
Sabra Health Care REIT, Inc.	195	5,019
Education Realty Trust, Inc.	159	4,986
Essent Group Ltd.*	182	4,978

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Horace Mann Educators Corp.	135	$4,911
First Midwest Bancorp, Inc.	257	4,875
LTC Properties, Inc.	117	4,867
Parkway Properties, Inc.	279	4,866
Monogram Residential Trust, Inc.	539	4,862
Pennsylvania Real Estate Investment Trust	227	4,844
Retail Opportunity Investments Corp.	309	4,827
American Assets Trust, Inc.	122	4,784
International Bancshares Corp.	178	4,783
WageWorks, Inc.*	118	4,773
LegacyTexas Financial Group, Inc.	157	4,741
Potlatch Corp.	134	4,733
Montpelier Re Holdings Ltd.	119	4,700
FelCor Lodging Trust, Inc.	472	4,663
Enstar Group Ltd.*	30	4,649
Aircastle Ltd.	205	4,647
PS Business Parks, Inc.	64	4,618
Simmons First National Corp. — Class A	98	4,575
Gramercy Property Trust, Inc.	189	4,417
Sterling Bancorp	300	4,410
Redwood Trust, Inc.	277	4,349
WesBanco, Inc.	127	4,321
Eagle Bancorp, Inc.*	98	4,308
Government Properties Income Trust	232	4,304
STAG Industrial, Inc.	214	4,280
PennyMac Mortgage Investment Trust	245	4,270
Ramco-Gershenson Properties Trust	261	4,260
Westamerica Bancorporation	84	4,255
PHH Corp.*	163	4,243
Select Income REIT	205	4,231
Hersha Hospitality Trust	162	4,160
Provident Financial Services, Inc.	216	4,102
Third Point Reinsurance Ltd.*	277	4,086
Astoria Financial Corp.	296	4,082
Independent Bank Corp.	86	4,033
CYS Investments, Inc.	520	4,020
Northwest Bancshares, Inc.	311	3,987
FNFV Group*	259	3,983
Greenhill & Company, Inc.	96	3,968
BBCN Bancorp, Inc.	262	3,875
NBT Bancorp, Inc.	145	3,795
Park National Corp.	43	3,757
iStar Financial, Inc.*	281	3,743
Summit Hotel Properties, Inc.	287	3,734
Encore Capital Group, Inc.*	86	3,676
Chemical Financial Corp.	111	3,670
Boston Private Financial Holdings, Inc.	273	3,661
First Financial Bancorp	203	3,642
CoreSite Realty Corp.	80	3,635
Ocwen Financial Corp.*	348	3,550
Physicians Realty Trust	231	3,548
Capstead Mortgage Corp.	315	3,497
United Community Banks, Inc.	165	3,444
Union Bankshares Corp.	148	3,440
St. Joe Co.*	221	3,432
S&T Bancorp, Inc.	115	3,403
Kearny Financial Corp.*	304	3,393
Renasant Corp.	104	3,390
Nelnet, Inc. — Class A	78	3,378
Beneficial Bancorp, Inc.*	269	3,360
Franklin Street Properties Corp.	296	3,348
Chatham Lodging Trust	126	3,335
Banner Corp.	69	3,307
Excel Trust, Inc.	209	3,296
ARMOUR Residential REIT, Inc.	1,160	3,260
Great Western Bancorp, Inc.	135	3,255
Altisource Residential Corp.	188	3,168
Apollo Commercial Real Estate Finance, Inc.	192	3,155
First Merchants Corp.	124	3,063
Virtus Investment Partners, Inc.	23	3,042
MBIA, Inc.*	505	3,035
Stewart Information Services Corp.	76	3,025
Starwood Waypoint Residential Trust	126	2,994
Talmer Bancorp, Inc. — Class A	178	2,982
Wilshire Bancorp, Inc.	232	2,930
AMERISAFE, Inc.	62	2,918
FCB Financial Holdings, Inc. — Class A*	91	2,894
Safety Insurance Group, Inc.	50	2,886
Investors Real Estate Trust	404	2,885
Infinity Property & Casualty Corp.	38	2,882
New Senior Investment Group, Inc.	215	2,875
Alexander’s, Inc.	7	2,870
QTS Realty Trust, Inc. — Class A	78	2,843
Walter Investment Management Corp.*	124	2,836
First Commonwealth Financial Corp.	293	2,810
Investment Technology Group, Inc.	113	2,802
Terreno Realty Corp.	142	2,797
Greenlight Capital Re Ltd. — Class A*	95	2,771
Berkshire Hills Bancorp, Inc.	97	2,763
Inland Real Estate Corp.	289	2,722
Navigators Group, Inc.*	35	2,715
ServisFirst Bancshares, Inc.	72	2,705
New York Mortgage Trust, Inc.	360	2,693
American Capital Mortgage Investment Corp.	168	2,686
Ameris Bancorp	106	2,681
Rexford Industrial Realty, Inc.	182	2,654
Tompkins Financial Corp.	49	2,632
Maiden Holdings Ltd.	166	2,619
Hanmi Financial Corp.	105	2,608
Brookline Bancorp, Inc.	231	2,608
State Bank Financial Corp.	118	2,561
WSFS Financial Corp.	93	2,544
Universal Insurance Holdings, Inc.	105	2,541
Ambac Financial Group, Inc.*	148	2,463
City Holding Co.	50	2,463
TowneBank	150	2,444

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

National General Holdings Corp.	117	$2,437
Southside Bancshares, Inc.	83	2,426
Meridian Bancorp, Inc.*	179	2,400
Employers Holdings, Inc.	105	2,392
Lakeland Financial Corp.	55	2,385
Customers Bancorp, Inc.*	88	2,366
Cowen Group, Inc. — Class A*	367	2,349
Oritani Financial Corp.	145	2,327
Ashford Hospitality Trust, Inc.	275	2,327
Walker & Dunlop, Inc.*	87	2,326
Northfield Bancorp, Inc.	154	2,318
Piper Jaffray Cos.*	53	2,313
Cardinal Financial Corp.	106	2,310
Cohen & Steers, Inc.	67	2,283
Sandy Spring Bancorp, Inc.	81	2,266
Ladder Capital Corp. — Class A	130	2,256
TrustCo Bank Corp. NY	313	2,200
Heartland Financial USA, Inc.	59	2,196
United Fire Group, Inc.	67	2,195
United Financial Bancorp, Inc.	163	2,192
STORE Capital Corp.	109	2,191
Capital Bank Financial Corp. — Class A*	74	2,151
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	107	2,145
Cass Information Systems, Inc.	38	2,136
Nationstar Mortgage Holdings, Inc.*	127	2,134
ConnectOne Bancorp, Inc.	98	2,110
Marcus & Millichap, Inc.*	45	2,076
InfraREIT, Inc.	72	2,042
Western Asset Mortgage Capital Corp.	138	2,038
Flushing Financial Corp.	97	2,038
CenterState Banks, Inc.	150	2,027
Diamond Hill Investment Group, Inc.	10	1,997
First Potomac Realty Trust	193	1,988
Rouse Properties, Inc.	120	1,962
American Residential Properties, Inc.	106	1,961
Silver Bay Realty Trust Corp.	120	1,955
Washington Trust Bancorp, Inc.	49	1,935
Universal Health Realty Income Trust	41	1,905
Monmouth Real Estate Investment Corp.	195	1,895
Stock Yards Bancorp, Inc.	49	1,852
FBL Financial Group, Inc. — Class A	32	1,847
First BanCorp*	383	1,846
Heritage Insurance Holdings, Inc.*	80	1,839
Community Trust Bancorp, Inc.	52	1,813
Central Pacific Financial Corp.	76	1,805
TriCo Bancshares	75	1,804
First Interstate BancSystem, Inc. — Class A	65	1,803
First NBC Bank Holding Co.*	50	1,800
Cedar Realty Trust, Inc.	280	1,792
Heritage Financial Corp.	100	1,787
Bryn Mawr Bank Corp.	59	1,779
KCG Holdings, Inc. — Class A*	143	1,763
Yadkin Financial Corp.*	83	1,739
United Development Funding IV	99	1,731
Dime Community Bancshares, Inc.	102	1,728
Urstadt Biddle Properties, Inc. — Class A	92	1,719
Resource Capital Corp.	442	1,711
Anworth Mortgage Asset Corp.	345	1,701
Agree Realty Corp.	58	1,692
National Western Life Insurance Co. — Class A	7	1,676
1st Source Corp.	49	1,672
RAIT Financial Trust	273	1,668
HomeStreet, Inc.*	73	1,666
International. FCStone, Inc.*	50	1,662
Moelis & Co. — Class A	57	1,636
Banc of California, Inc.	119	1,636
AG Mortgage Investment Trust, Inc.	93	1,607
Enova International, Inc.*	86	1,606
Saul Centers, Inc.	32	1,574
BancFirst Corp.	24	1,571
OFG Bancorp	147	1,568
First Busey Corp.	238	1,564
MainSource Financial Group, Inc.	71	1,558
Apollo Residential Mortgage, Inc.	106	1,557
CoBiz Financial, Inc.	119	1,555
BNC Bancorp	80	1,546
World Acceptance Corp.*	25	1,538
Square 1 Financial, Inc. — Class A*	55	1,504
Enterprise Financial Services Corp.	66	1,503
CatchMark Timber Trust, Inc. — Class A	129	1,493
Westwood Holdings Group, Inc.	25	1,489
Lakeland Bancorp, Inc.	125	1,486
Great Southern Bancorp, Inc.	35	1,475
Acacia Research Corp.	168	1,473
Arlington Asset Investment Corp. — Class A	75	1,467
Forestar Group, Inc.*	111	1,461
Virtu Financial, Inc. — Class A*	62	1,456
Altisource Portfolio Solutions S.A.*	47	1,447
GAMCO Investors, Inc. — Class A	21	1,443
OM Asset Management plc	81	1,441
Meadowbrook Insurance Group, Inc.	166	1,428
Peoples Bancorp, Inc.	60	1,400
RE/MAX Holdings, Inc. — Class A	39	1,385
Hudson Valley Holding Corp.	49	1,382
Getty Realty Corp.	84	1,374
Independent Bank Group, Inc.	32	1,373
Dynex Capital, Inc.	180	1,372
Univest Corporation of Pennsylvania	65	1,323
CareTrust REIT, Inc.	104	1,318
NMI Holdings, Inc. — Class A*	164	1,315
Waterstone Financial, Inc.	99	1,307
German American Bancorp, Inc.	44	1,296
Blue Hills Bancorp, Inc.*	92	1,288
First Financial Corp.	36	1,287
Flagstar Bancorp, Inc.*	68	1,257

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Clifton Bancorp, Inc.	89	$1,245
HCI Group, Inc.	28	1,238
Seacoast Banking Corporation of Florida*	78	1,232
Opus Bank	34	1,230
RCS Capital Corp. — Class A*	160	1,226
CU Bancorp*	55	1,219
Ladenburg Thalmann Financial Services, Inc.*	347	1,215
Citizens, Inc.*	162	1,209
Pacific Premier Bancorp, Inc.*	71	1,204
Mercantile Bank Corp.	56	1,199
Ashford Hospitality Prime, Inc.	79	1,187
Campus Crest Communities, Inc.	213	1,180
State Auto Financial Corp.	49	1,174
Bank Mutual Corp.	153	1,174
Southwest Bancorp, Inc.	63	1,172
Financial Institutions, Inc.	47	1,167
Preferred Bank/Los Angeles CA	38	1,142
Federated National Holding Co.	47	1,137
Peapack Gladstone Financial Corp.	51	1,133
Gladstone Commercial Corp.	68	1,126
First Defiance Financial Corp.	30	1,126
HomeTrust Bancshares, Inc.*	67	1,123
State National Companies, Inc.	103	1,115
First of Long Island Corp.	40	1,109
Stonegate Bank	37	1,098
OneBeacon Insurance Group Ltd. — Class A	75	1,088
First Bancorp	65	1,084
Park Sterling Corp.	148	1,066
NewBridge Bancorp	118	1,054
West Bancorporation, Inc.	53	1,052
Bridge Bancorp, Inc.	39	1,041
Independent Bank Corp.	76	1,031
Bancorp, Inc.*	111	1,030
Metro Bancorp, Inc.	39	1,019
Bank of Marin Bancorp	20	1,017
Ares Commercial Real Estate Corp.	89	1,014
GAIN Capital Holdings, Inc.	106	1,013
First Community Bancshares, Inc.	55	1,002
Suffolk Bancorp	39	1,001
Peoples Financial Services Corp.	25	990
Whitestone REIT — Class B	76	990
Federal Agricultural Mortgage Corp. — Class C	34	988
Meta Financial Group, Inc.	23	987
Bridge Capital Holdings*	33	983
Arrow Financial Corp.	36	973
CorEnergy Infrastructure Trust, Inc.	153	967
Fidelity Southern Corp.	55	959
Anchor BanCorp Wisconsin, Inc.*	25	950
Camden National Corp.	24	929
National Storage Affiliates Trust	74	918
Real Industry, Inc.*	80	908
TriState Capital Holdings, Inc.*	70	905
BB&T Corp.	22	898
Oppenheimer Holdings, Inc. — Class A	34	894
NewStar Financial, Inc.*	80	880
Heritage Financial Group, Inc.	29	875
Fidelity & Guaranty Life	37	874
One Liberty Properties, Inc.	41	872
United Insurance Holdings Corp.	56	870
United Community Financial Corp.	162	867
Pacific Continental Corp.	64	866
CNB Financial Corp.	47	865
MidWestOne Financial Group, Inc.	26	856
Republic Bancorp, Inc. — Class A	33	848
First Connecticut Bancorp, Inc.	53	841
Armada Hoffler Properties, Inc.	84	839
Citizens & Northern Corp.	40	822
OceanFirst Financial Corp.	44	821
NexPoint Residential Trust, Inc.	61	819
Guaranty Bancorp	49	809
Consolidated-Tomoka Land Co.	14	807
QCR Holdings, Inc.	37	805
PennyMac Financial Services, Inc. — Class A*	44	797
Crawford & Co. — Class B	94	792
Ames National Corp.	31	778
Bluerock Residential Growth REIT, Inc.	61	772
Global Indemnity plc — Class A*	27	758
Horizon Bancorp	30	749
eHealth, Inc.*	59	749
FRP Holdings, Inc.*	23	746
Calamos Asset Management, Inc. — Class A	59	723
Easterly Government Properties, Inc.	45	716
Preferred Apartment Communities, Inc. — Class A	72	716
UMH Properties, Inc.	73	715
Baldwin & Lyons, Inc. — Class B	31	714
Farmers Capital Bank Corp.*	25	711
Bar Harbor Bankshares	20	709
BankFinancial Corp.	60	707
Penns Woods Bancorp, Inc.	16	705
American National Bankshares, Inc.	29	690
Charter Financial Corp.	55	683
First Bancorp, Inc.	35	680
Territorial Bancorp, Inc.	28	679
Sierra Bancorp	39	675
Atlas Financial Holdings, Inc.*	34	674
National Bankshares, Inc.	23	673
Heritage Commerce Corp.	69	663
Orchid Island Capital, Inc.	59	661
First Business Financial Services, Inc.	14	656
EMC Insurance Group, Inc.	26	652
Triumph Bancorp, Inc.*	49	644
Fox Chase Bancorp, Inc.	38	643
National Interstate Corp.	23	628
Old Second Bancorp, Inc.*	95	627
Regional Management Corp.*	35	625

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Sun Bancorp, Inc.*	32	$616
Heritage Oaks Bancorp	77	606
Independence Realty Trust, Inc.	80	602
BSB Bancorp, Inc.*	27	597
Enterprise Bancorp, Inc.	25	586
Kansas City Life Insurance Co.	12	549
Impac Mortgage Holdings, Inc.*	28	536
Hallmark Financial Services, Inc.*	47	535
Capital City Bank Group, Inc.	35	534
Merchants Bancshares, Inc.	16	529
Cascade Bancorp*	102	528
Green Bancorp, Inc.*	34	522
National Commerce Corp.*	20	516
Marlin Business Services Corp.	29	490
Stonegate Mortgage Corp.*	48	483
Access National Corp.	24	467
Hingham Institution for Savings	4	460
Pzena Investment Management, Inc. — Class A	41	453
Century Bancorp, Inc. — Class A	11	447
Trupanion, Inc.*	54	445
JG Wentworth Co. — Class A*	48	442
On Deck Capital, Inc.*	38	440
Altisource Asset Management Corp.*	3	433
CommunityOne Bancorp*	40	431
Donegal Group, Inc. — Class A	28	426
6D Global Technologies, Inc.*	64	419
Franklin Financial Network, Inc.*	18	413
Trade Street Residential, Inc.	62	413
Bear State Financial, Inc.*	43	402
C1 Financial, Inc.*	20	388
Ashford, Inc.*	4	349
Independence Holding Co.	23	303
Palmetto Bancshares, Inc.	15	297
Medley Management, Inc. — Class A	20	237
Hampton Roads Bankshares, Inc.*	113	235
Great Ajax Corp.	14	199
Fifth Street Asset Management, Inc.	19	195
CIFC Corp.	20	159
BBX Capital Corp. — Class A*	9	146
ZAIS Group Holdings, Inc.*	12	131
Total Financial		1,511,875

Consumer, Non-cyclical - 10.2%
Team Health Holdings, Inc.*	237	15,482
Cepheid*	236	14,430
HealthSouth Corp.	301	13,863
West Pharmaceutical Services, Inc.	237	13,765
Neurocrine Biosciences, Inc.*	281	13,420
STERIS Corp.	197	12,694
Dyax Corp.*	479	12,694
WellCare Health Plans, Inc.*	145	12,300
Ultragenyx Pharmaceutical, Inc.*	116	11,877
PAREXEL International Corp.*	182	11,703
TreeHouse Foods, Inc.*	141	11,424
Amsurg Corp. — Class A*	159	11,121
ACADIA Pharmaceuticals, Inc.*	262	10,973
Impax Laboratories, Inc.*	236	10,837
Euronet Worldwide, Inc.*	171	10,551
United Natural Foods, Inc.*	165	10,507
Anacor Pharmaceuticals, Inc.*	135	10,453
Deluxe Corp.	164	10,169
Novavax, Inc.*	882	9,825
Post Holdings, Inc.*	181	9,761
CEB, Inc.	110	9,577
Alexion Pharmaceuticals, Inc.*	52	9,398
Sotheby’s	205	9,274
Helen of Troy Ltd.*	94	9,164
Cimpress N.V.*	108	9,089
ABIOMED, Inc.*	137	9,005
Exact Sciences Corp.*	293	8,714
Pacira Pharmaceuticals, Inc.*	120	8,486
Celldex Therapeutics, Inc.*	324	8,171
Molina Healthcare, Inc.*	116	8,155
Catalent, Inc.*	273	8,007
Darling Ingredients, Inc.*	544	7,974
Prestige Brands Holdings, Inc.*	172	7,952
Thoratec Corp.*	178	7,933
Halozyme Therapeutics, Inc.*	349	7,880
Healthcare Services Group, Inc.	235	7,767
Advisory Board Co.*	140	7,654
Myriad Genetics, Inc.*	225	7,648
NuVasive, Inc.*	159	7,533
Chemed Corp.	56	7,342
Clovis Oncology, Inc.*	82	7,206
Bright Horizons Family Solutions, Inc.*	123	7,110
Owens & Minor, Inc.	208	7,072
Haemonetics Corp.*	170	7,031
Boston Beer Company, Inc. — Class A*	30	6,960
SUPERVALU, Inc.*	859	6,948
Portola Pharmaceuticals, Inc.*	152	6,924
AMAG Pharmaceuticals, Inc.*	100	6,906
On Assignment, Inc.*	170	6,678
Grand Canyon Education, Inc.*	155	6,572
Monro Muffler Brake, Inc.	105	6,527
Heartland Payment Systems, Inc.	120	6,486
Radius Health, Inc.*	95	6,432
KYTHERA Biopharmaceuticals, Inc.*	85	6,401
Vector Group Ltd.	269	6,310
Magellan Health, Inc.*	90	6,306
Chimerix, Inc.*	135	6,237
Medicines Co.*	218	6,237
DeVry Education Group, Inc.	206	6,176
Halyard Health, Inc.*	150	6,075
Cantel Medical Corp.	113	6,065
ABM Industries, Inc.	184	6,048
Ligand Pharmaceuticals, Inc. — Class B*	58	5,852
Globus Medical, Inc. — Class A*	226	5,801

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Insulet Corp.*	187	$5,794
Neogen Corp.*	122	5,788
Korn/Ferry International	166	5,772
Matthews International Corp. — Class A	108	5,739
Kite Pharma, Inc.*	94	5,731
Integra LifeSciences Holdings Corp.*	84	5,659
FTI Consulting, Inc.*	137	5,650
Tetraphase Pharmaceuticals, Inc.*	119	5,645
Select Medical Holdings Corp.	345	5,589
Kindred Healthcare, Inc.	275	5,580
Masimo Corp.*	144	5,579
Sanderson Farms, Inc.	74	5,562
Lancaster Colony Corp.	61	5,542
Cardtronics, Inc.*	148	5,483
B&G Foods, Inc.	191	5,449
Prothena Corporation plc*	103	5,425
J&J Snack Foods Corp.	49	5,423
Nektar Therapeutics*	433	5,417
Cal-Maine Foods, Inc.	103	5,377
PTC Therapeutics, Inc.*	111	5,342
Air Methods Corp.*	129	5,333
Huron Consulting Group, Inc.*	76	5,327
ExamWorks Group, Inc.*	136	5,318
CONMED Corp.	91	5,303
Diplomat Pharmacy, Inc.*	118	5,281
Snyder’s-Lance, Inc.	161	5,195
Lannett Company, Inc.*	87	5,171
Cyberonics, Inc.*	86	5,114
LifeLock, Inc.*	310	5,084
Theravance, Inc.[1]	280	5,060
Dean Foods Co.	311	5,029
Ironwood Pharmaceuticals, Inc. — Class A*	415	5,005
HMS Holdings Corp.*	291	4,996
Rent-A-Center, Inc.	175	4,961
AMN Healthcare Services, Inc.*	157	4,960
Insmed, Inc.*	202	4,933
Travelport Worldwide Ltd.	343	4,726
Brink’s Co.	160	4,709
Acorda Therapeutics, Inc.*	141	4,700
Natus Medical, Inc.*	109	4,639
MannKind Corp.*,1	811	4,615
EVERTEC, Inc.	217	4,609
Momenta Pharmaceuticals, Inc.*	201	4,585
Fresh Market, Inc.*	142	4,564
ARIAD Pharmaceuticals, Inc.*	551	4,557
Greatbatch, Inc.*	84	4,529
TESARO, Inc.*	77	4,527
Cambrex Corp.*	103	4,526
ZIOPHARM Oncology, Inc.*	376	4,513
ICU Medical, Inc.*	47	4,496
Merrimack Pharmaceuticals, Inc.*	362	4,476
Repligen Corp.*	108	4,457
Wright Medical Group, Inc.*	169	4,438
Amicus Therapeutics, Inc.*	312	4,415
Ensign Group, Inc.	84	4,289
Fresh Del Monte Produce, Inc.	110	4,253
Universal Corp.	74	4,242
Depomed, Inc.*	197	4,228
Raptor Pharmaceutical Corp.*	265	4,184
WD-40 Co.	48	4,184
HeartWare International, Inc.*	57	4,143
Sarepta Therapeutics, Inc.*	136	4,138
MiMedx Group, Inc.*	357	4,138
TrueBlue, Inc.*	138	4,126
ImmunoGen, Inc.*	284	4,084
Ophthotech Corp.*	78	4,061
SpartanNash Co.	124	4,035
Apollo Education Group, Inc. — Class A*	306	3,941
Retrophin, Inc.*	115	3,812
Abaxis, Inc.	74	3,810
Tumi Holdings, Inc.*	185	3,796
HealthEquity, Inc.*	118	3,782
Arena Pharmaceuticals, Inc.*	797	3,698
Amedisys, Inc.*	93	3,695
FibroGen, Inc.*	156	3,666
Andersons, Inc.	93	3,627
Cempra, Inc.*	105	3,608
Seaboard Corp.*	1	3,599
BioCryst Pharmaceuticals, Inc.*	239	3,568
Alder Biopharmaceuticals, Inc.*	67	3,549
MacroGenics, Inc.*	93	3,531
Esperion Therapeutics, Inc.*	43	3,516
Relypsa, Inc.*	106	3,508
PDL BioPharma, Inc.	540	3,472
Achillion Pharmaceuticals, Inc.*	387	3,429
Endologix, Inc.*	222	3,405
Keryx Biopharmaceuticals, Inc.*	341	3,403
TriNet Group, Inc.*	134	3,397
Array BioPharma, Inc.*	464	3,345
Bio-Reference Laboratories, Inc.*	81	3,341
PharMerica Corp.*	100	3,330
Emergent BioSolutions, Inc.*	100	3,295
LDR Holding Corp.*	76	3,287
TherapeuticsMD, Inc.*	418	3,285
Sage Therapeutics, Inc.*	45	3,285
Insperity, Inc.	64	3,258
Analogic Corp.	41	3,235
Spectranetics Corp.*	140	3,221
IPC Healthcare, Inc.*	57	3,157
Zeltiq Aesthetics, Inc.*	106	3,124
Merit Medical Systems, Inc.*	145	3,123
ZS Pharma, Inc.*	59	3,091
RPX Corp.*	179	3,025
NewLink Genetics Corp.*	68	3,010
Tornier N.V.*	119	2,974
NxStage Medical, Inc.*	208	2,971

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Green Dot Corp. — Class A*	150	$2,868
Cynosure, Inc. — Class A*	73	2,816
ACCO Brands Corp.*	362	2,812
Affymetrix, Inc.*	255	2,785
Insys Therapeutics, Inc.*	77	2,766
Cardiovascular Systems, Inc.*	104	2,751
Team, Inc.*	68	2,737
Synergy Pharmaceuticals, Inc.*	329	2,731
Diamond Foods, Inc.*	87	2,730
Surgical Care Affiliates, Inc.*	71	2,725
Hanger, Inc.*	116	2,719
Nevro Corp.*	50	2,688
Multi-Color Corp.	42	2,683
Rockwell Medical, Inc.*	165	2,660
McGrath RentCorp	86	2,617
USANA Health Sciences, Inc.*	19	2,597
Meridian Bioscience, Inc.	137	2,554
Sangamo BioSciences, Inc.*	229	2,540
Atara Biotherapeutics, Inc.*	48	2,532
Heron Therapeutics, Inc.*	81	2,524
Calavo Growers, Inc.	48	2,493
Luminex Corp.*	142	2,451
Exelixis, Inc.*,1	645	2,425
Enanta Pharmaceuticals, Inc.*	53	2,384
Capital Senior Living Corp.*	97	2,377
Navigant Consulting, Inc.*	159	2,364
NutriSystem, Inc.	95	2,364
PRA Health Sciences, Inc.*	65	2,361
Invacare Corp.	107	2,314
AtriCure, Inc.*	93	2,292
Epizyme, Inc.*	95	2,280
Inogen, Inc.*	51	2,275
Intra-Cellular Therapies, Inc.*	71	2,268
Coca-Cola Bottling Company Consolidated	15	2,266
Eagle Pharmaceuticals, Inc.*	28	2,264
Dynavax Technologies Corp.*	96	2,249
Omeros Corp.*	125	2,249
Acceleron Pharma, Inc.*	71	2,246
US Physical Therapy, Inc.	41	2,245
ICF International, Inc.*	64	2,231
OvaScience, Inc.*	77	2,228
Geron Corp.*	520	2,226
Coherus Biosciences, Inc.*	77	2,225
Phibro Animal Health Corp. — Class A	57	2,220
Xoom Corp.*	105	2,211
Quidel Corp.*	95	2,180
Agenus, Inc.*	250	2,158
Capella Education Co.	40	2,147
National Healthcare Corp.	33	2,145
Ingles Markets, Inc. — Class A	44	2,102
Karyopharm Therapeutics, Inc.*	76	2,068
Orthofix International N.V.*	62	2,053
Triple-S Management Corp. — Class B*	80	2,053
Xencor, Inc.*	93	2,043
Resources Connection, Inc.	124	1,995
Providence Service Corp.*	45	1,993
Advaxis, Inc.*	98	1,992
Vascular Solutions, Inc.*	57	1,979
Tootsie Roll Industries, Inc.	61	1,971
Monster Worldwide, Inc.*	300	1,962
Atrion Corp.	5	1,962
Inovio Pharmaceuticals, Inc.*	236	1,926
TG Therapeutics, Inc.*	116	1,924
Supernus Pharmaceuticals, Inc.*	113	1,919
Inter Parfums, Inc.	56	1,900
Adeptus Health, Inc. — Class A*	20	1,900
Ascent Capital Group, Inc. — Class A*	44	1,881
Zafgen, Inc.*	54	1,870
Kforce, Inc.	81	1,852
Accelerate Diagnostics, Inc.*	71	1,833
Paylocity Holding Corp.*	51	1,828
Amphastar Pharmaceuticals, Inc.*	104	1,828
Viad Corp.	66	1,789
Sagent Pharmaceuticals, Inc.*	73	1,775
Five Prime Therapeutics, Inc.*	71	1,764
Infinity Pharmaceuticals, Inc.*	161	1,763
Quad/Graphics, Inc.	95	1,758
Accuray, Inc.*	260	1,752
Vanda Pharmaceuticals, Inc.*	138	1,751
Incorporated Research Holdings, Inc. — Class A*	43	1,725
Progenics Pharmaceuticals, Inc.*	229	1,708
Global Cash Access Holdings, Inc.*	217	1,680
Orexigen Therapeutics, Inc.*	337	1,668
Universal American Corp.*	164	1,660
Albany Molecular Research, Inc.*	82	1,658
LHC Group, Inc.*	43	1,645
Genomic Health, Inc.*	59	1,640
Revance Therapeutics, Inc.*	51	1,631
Cerus Corp.*	314	1,630
ANI Pharmaceuticals, Inc.*	26	1,613
Sorrento Therapeutics, Inc.*	91	1,603
SciClone Pharmaceuticals, Inc.*	163	1,601
Central Garden & Pet Co. — Class A*	139	1,586
Anika Therapeutics, Inc.*	48	1,585
Ennis, Inc.	85	1,580
Aegerion Pharmaceuticals, Inc.*	83	1,575
CBIZ, Inc.*	163	1,571
Spark Therapeutics, Inc.*	26	1,567
Heidrick & Struggles International, Inc.	60	1,565
Strayer Education, Inc.*	36	1,552
Northwest Biotherapeutics, Inc.*	154	1,529
Weis Markets, Inc.	36	1,517
Spectrum Pharmaceuticals, Inc.*	221	1,512
Kelly Services, Inc. — Class A	98	1,504
LendingTree, Inc.*	19	1,494

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Aratana Therapeutics, Inc.*	98	$1,482
American Public Education, Inc.*	56	1,440
SP Plus Corp.*	55	1,436
Smart & Final Stores, Inc.*	79	1,412
K12, Inc.*	111	1,404
Arrowhead Research Corp.*	196	1,401
John B Sanfilippo & Son, Inc.	27	1,401
Revlon, Inc. — Class A*	38	1,395
K2M Group Holdings, Inc.*	58	1,393
InVivo Therapeutics Holdings Corp.*	86	1,389
AngioDynamics, Inc.*	83	1,361
Sucampo Pharmaceuticals, Inc. — Class A*	82	1,347
Cross Country Healthcare, Inc.*	106	1,344
Lion Biotechnologies, Inc.*	145	1,330
Foundation Medicine, Inc.*	39	1,320
Intersect ENT, Inc.*	46	1,317
Chefs’ Warehouse, Inc.*	62	1,317
Carriage Services, Inc. — Class A	54	1,290
Immunomedics, Inc.*	317	1,287
Oncothyreon, Inc.*	337	1,260
OncoMed Pharmaceuticals, Inc.*	56	1,260
GenMark Diagnostics, Inc.*	139	1,259
Boulder Brands, Inc.*	180	1,249
Wausau Paper Corp.	135	1,239
STAAR Surgical Co.*	128	1,236
Elizabeth Arden, Inc.*	86	1,226
Corcept Therapeutics, Inc.*	204	1,226
Osiris Therapeutics, Inc.*	63	1,226
Healthways, Inc.*	102	1,222
RTI Surgical, Inc.*	189	1,221
BioDelivery Sciences International, Inc.*	152	1,210
Aerie Pharmaceuticals, Inc.*	68	1,200
Curis, Inc.*	360	1,192
Forrester Research, Inc.	33	1,188
Great Lakes Dredge & Dock Corp.*	199	1,186
XenoPort, Inc.*	193	1,183
Sequenom, Inc.*	389	1,183
XOMA Corp.*	300	1,164
Medifast, Inc.*	36	1,164
Cellular Biomedicine Group, Inc.*	31	1,163
Tejon Ranch Co.*	45	1,157
Pacific Biosciences of California, Inc.*	199	1,146
Landauer, Inc.	32	1,140
Vital Therapies, Inc.*	54	1,139
AAC Holdings, Inc.*	26	1,133
Otonomy, Inc.*	49	1,127
Versartis, Inc.*	73	1,111
Lexicon Pharmaceuticals, Inc.*	137	1,103
Theravance Biopharma, Inc.*	84	1,094
Civeo Corp.	352	1,081
Natural Health Trends Corp.	26	1,078
ServiceSource International, Inc.*	194	1,061
Hackett Group, Inc.	79	1,061
CTI BioPharma Corp.*	542	1,057
Antares Pharma, Inc.*	508	1,057
Idera Pharmaceuticals, Inc.*	281	1,043
Mirati Therapeutics, Inc.*	33	1,039
Pfenex, Inc.*	53	1,028
Avalanche Biotechnologies, Inc.*	63	1,023
ARC Document Solutions, Inc.*	134	1,020
Regulus Therapeutics, Inc.*	92	1,008
Catalyst Pharmaceuticals, Inc.*	244	1,008
SurModics, Inc.*	43	1,007
Flexion Therapeutics, Inc.*	46	1,007
Organovo Holdings, Inc.*	267	1,007
Paratek Pharmaceuticals, Inc.	39	1,005
OraSure Technologies, Inc.*	186	1,003
Anthera Pharmaceuticals, Inc.*	116	1,000
POZEN, Inc.*	95	979
Omega Protein Corp.*	71	976
Almost Family, Inc.*	24	958
CryoLife, Inc.	84	948
CSS Industries, Inc.	31	938
NeoGenomics, Inc.*	173	936
James River Group Holdings Ltd.	36	931
Rigel Pharmaceuticals, Inc.*	290	931
Oxford Immunotec Global plc*	66	914
La Jolla Pharmaceutical Co.*	37	907
Galena Biopharma, Inc.*	532	904
Ocular Therapeutix, Inc.*	43	904
CorVel Corp.*	28	897
Adamas Pharmaceuticals, Inc.*	34	891
Ignyta, Inc.*	59	890
Assembly Biosciences, Inc.*	46	886
MoneyGram International, Inc.*	96	882
Barrett Business Services, Inc.	24	872
Durect Corp.*	364	870
IGI Laboratories, Inc.*	136	857
National Beverage Corp.*	38	855
Threshold Pharmaceuticals, Inc.*	210	848
Zogenix, Inc.*	504	847
Pernix Therapeutics Holdings, Inc.*	143	847
Vectrus, Inc.*	34	846
Limoneira Co.	38	845
BioTelemetry, Inc.*	89	839
CRA International, Inc.*	30	836
Civitas Solutions, Inc.*	39	832
BioSpecifics Technologies Corp.*	16	826
Genocea Biosciences, Inc.*	60	824
BioScrip, Inc.*	226	820
Unilife Corp.*	381	819
Aduro Biotech, Inc.*	27	819
Akebia Therapeutics, Inc.*	79	813
Peregrine Pharmaceuticals, Inc.*	620	812
Franklin Covey Co.*	40	812
VIVUS, Inc.*	341	805

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Trovagene, Inc.*	79	$802
Verastem, Inc.*	106	799
Navidea Biopharmaceuticals, Inc.*	496	799
Blueprint Medicines Corp.*	30	795
Genesis Healthcare, Inc.*	120	792
Senomyx, Inc.*	144	772
Cytokinetics, Inc.*	114	766
Immune Design Corp.*	37	764
Village Super Market, Inc. — Class A	24	761
ChemoCentryx, Inc.*	92	757
RadNet, Inc.*	113	756
Seneca Foods Corp. — Class A*	27	750
Pendrell Corp.*	547	749
Foamix Pharmaceuticals Ltd.*	73	748
Concert Pharmaceuticals, Inc.*	50	745
Natural Grocers by Vitamin Cottage, Inc.*	30	739
Dermira, Inc.*	42	737
Career Education Corp.*	223	736
Cutera, Inc.*	47	728
Utah Medical Products, Inc.	12	716
Exactech, Inc.*	34	708
Nobilis Health Corp.*	103	700
Nutraceutical International Corp.*	28	693
Dicerna Pharmaceuticals, Inc.*	49	684
Five Star Quality Care, Inc.*	142	682
CytRx Corp.*	183	681
SFX Entertainment, Inc.*	151	678
Synta Pharmaceuticals Corp.*	299	667
Affimed N.V.*	49	660
Cara Therapeutics, Inc.*	54	656
Inventure Foods, Inc.*	64	650
NanoString Technologies, Inc.*	42	648
Endocyte, Inc.*	124	644
Vitae Pharmaceuticals, Inc.*	44	634
Tandem Diabetes Care, Inc.*	58	629
Ardelyx, Inc.*	39	623
BioTime, Inc.*	171	621
Harvard Bioscience, Inc.*	108	616
CDI Corp.	47	611
Ocata Therapeutics, Inc.*	115	606
Universal Technical Institute, Inc.	70	602
Stemline Therapeutics, Inc.*	51	600
Electro Rent Corp.	55	597
Alico, Inc.	13	590
Farmer Bros Co.*	25	588
Addus HomeCare Corp.*	21	585
Bellicum Pharmaceuticals, Inc.*	27	574
MGP Ingredients, Inc.	34	572
Heska Corp.*	19	564
Sientra, Inc.*	22	555
PFSweb, Inc.*	39	541
Bridgepoint Education, Inc.*	56	535
Second Sight Medical Products, Inc.*	39	531
Trevena, Inc.*	81	507
Synutra International, Inc.*	70	501
Liberty Tax, Inc.	20	495
Veracyte, Inc.*	44	490
T2 Biosystems, Inc.*	30	487
Nature’s Sunshine Products, Inc.	35	481
Collectors Universe, Inc.	24	479
Loxo Oncology, Inc.*	26	469
Entellus Medical, Inc.*	18	466
Alimera Sciences, Inc.*	100	461
LeMaitre Vascular, Inc.	38	458
National Research Corp. — Class A	32	455
Proteon Therapeutics, Inc.*	25	447
Applied Genetic Technologies Corp.*	29	445
Weight Watchers International, Inc.*	91	441
Patriot National, Inc.*	27	432
Fibrocell Science, Inc.*	80	422
NV5 Holdings, Inc.*	17	412
Tokai Pharmaceuticals, Inc.*	31	412
Corium International, Inc.*	29	397
Collegium Pharmaceutical, Inc.*	22	392
CorMedix, Inc.*	100	388
Craft Brew Alliance, Inc.*	34	376
aTyr Pharma, Inc.*	20	370
Care.com, Inc.*	62	367
Invitae Corp.*	24	357
Neff Corp. — Class A*	34	343
TransEnterix, Inc.*	114	342
Medgenics, Inc.*	54	331
Alliance HealthCare Services, Inc.*	17	318
Lifeway Foods, Inc.*	16	307
Volt Information Sciences, Inc.*	30	291
Agile Therapeutics, Inc.*	33	283
Carbylan Therapeutics, Inc.*	39	279
Calithera Biosciences, Inc.*	36	257
Fairway Group Holdings Corp.*	68	242
XBiotech, Inc.*	13	235
Cidara Therapeutics, Inc.*	16	224
iRadimed Corp.*	9	209
Cambium Learning Group, Inc.*	42	179
Arcadia Biosciences, Inc.*	27	172
Abeona Therapeutics, Inc.*	33	167
Asterias Biotherapeutics, Inc.*	33	152
Tobira Therapeutics, Inc.*	8	138
Total Consumer, Non-cyclical		1,408,755

Consumer, Cyclical - 6.0%
Vail Resorts, Inc.	120	13,104
Burlington Stores, Inc.*	245	12,545
Casey’s General Stores, Inc.	128	12,255
Tenneco, Inc.*	202	11,604
American Eagle Outfitters, Inc.	643	11,072
Dana Holding Corp.	537	11,052
Jack in the Box, Inc.	123	10,843

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 99

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Restoration Hardware Holdings, Inc.*	110	$10,738
Men’s Wearhouse, Inc.	159	10,187
Pool Corp.	143	10,036
Buffalo Wild Wings, Inc.*	63	9,870
Wolverine World Wide, Inc.	340	9,683
Cracker Barrel Old Country Store, Inc.	63	9,397
G-III Apparel Group Ltd.*	131	9,216
Cheesecake Factory, Inc.	160	8,726
Bloomin’ Brands, Inc.	406	8,668
Texas Roadhouse, Inc. — Class A	230	8,609
Lithia Motors, Inc. — Class A	75	8,486
Asbury Automotive Group, Inc.*	90	8,156
TRI Pointe Homes, Inc.*	531	8,123
Deckers Outdoor Corp.*	112	8,061
Steven Madden Ltd.*	185	7,914
Big Lots, Inc.	175	7,873
Allegiant Travel Co. — Class A	44	7,826
Marriott Vacations Worldwide Corp.	85	7,799
Liberty TripAdvisor Holdings, Inc. — Class A*	242	7,797
Chico’s FAS, Inc.	464	7,716
Ascena Retail Group, Inc.*	454	7,561
HSN, Inc.	107	7,510
HNI Corp.	146	7,468
Pinnacle Entertainment, Inc.*	199	7,418
ANN, Inc.*	151	7,292
Papa John’s International, Inc.	95	7,183
Ryland Group, Inc.	154	7,141
Five Below, Inc.*	179	7,075
Group 1 Automotive, Inc.	77	6,994
La Quinta Holdings, Inc.*	305	6,969
DreamWorks Animation SKG, Inc. — Class A*	246	6,488
Gentherm, Inc.*	118	6,479
Cooper Tire & Rubber Co.	189	6,394
Mobile Mini, Inc.	151	6,348
Meritage Homes Corp.*	131	6,169
PriceSmart, Inc.	64	5,839
Columbia Sportswear Co.	94	5,683
Herman Miller, Inc.	196	5,670
DineEquity, Inc.	56	5,549
Churchill Downs, Inc.	44	5,502
UniFirst Corp.	49	5,481
Interface, Inc. — Class A	217	5,436
Beacon Roofing Supply, Inc.*	163	5,414
American Axle & Manufacturing Holdings, Inc.*	250	5,228
Genesco, Inc.*	79	5,216
Steelcase, Inc. — Class A	274	5,181
Select Comfort Corp.*	172	5,172
Express, Inc.*	278	5,035
Essendant, Inc.	126	4,946
Sonic Corp.	171	4,925
Abercrombie & Fitch Co. — Class A	225	4,840
Penn National Gaming, Inc.*	263	4,826
Outerwall, Inc.	61	4,642
Caleres, Inc.	144	4,576
G&K Services, Inc. — Class A	66	4,563
Popeyes Louisiana Kitchen, Inc.*	76	4,559
Core-Mark Holding Company, Inc.	76	4,503
KB Home	269	4,465
Children’s Place, Inc.	68	4,448
La-Z-Boy, Inc.	168	4,424
Fiesta Restaurant Group, Inc.*	88	4,400
Barnes & Noble, Inc.*	167	4,335
Diamond Resorts International, Inc.*	137	4,322
Standard Pacific Corp.*	482	4,295
Buckle, Inc.	93	4,257
First Cash Financial Services, Inc.*	93	4,240
Finish Line, Inc. — Class A	152	4,229
Meritor, Inc.*	321	4,212
Oxford Industries, Inc.	48	4,198
Dorman Products, Inc.*	88	4,194
Krispy Kreme Doughnuts, Inc.*	213	4,102
Mattress Firm Holding Corp.*	67	4,084
SeaWorld Entertainment, Inc.	221	4,075
Knoll, Inc.	161	4,030
Belmond Ltd. — Class A*	319	3,984
Bob Evans Farms, Inc.	78	3,982
Red Robin Gourmet Burgers, Inc.*	46	3,948
Boyd Gaming Corp.*	263	3,932
Iconix Brand Group, Inc.*	157	3,920
Guess?, Inc.	204	3,911
MDC Holdings, Inc.	129	3,866
Hibbett Sports, Inc.*	82	3,820
Pier 1 Imports, Inc.	297	3,751
Navistar International Corp.*	165	3,733
Hawaiian Holdings, Inc.*	157	3,729
Crocs, Inc.*	253	3,722
Vitamin Shoppe, Inc.*	98	3,652
ScanSource, Inc.*	94	3,578
Conn’s, Inc.*	90	3,573
BJ’s Restaurants, Inc.*	71	3,440
ClubCorp Holdings, Inc.	144	3,439
International Speedway Corp. — Class A	92	3,374
Cato Corp. — Class A	87	3,372
TiVo, Inc.*	320	3,245
Denny’s Corp.*	278	3,228
National CineMedia, Inc.	202	3,224
iRobot Corp.*	98	3,124
Wesco Aircraft Holdings, Inc.*	203	3,075
Rush Enterprises, Inc. — Class A*	117	3,067
Libbey, Inc.	72	2,976
Interval Leisure Group, Inc.	129	2,948
Rentrak Corp.*	42	2,932
Wabash National Corp.*	224	2,809
Cooper-Standard Holding, Inc.*	45	2,766
Dave & Buster’s Entertainment, Inc.*	74	2,671
Performance Sports Group Ltd.*	146	2,628

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Universal Electronics, Inc.*	52	$2,592
Zoe’s Kitchen, Inc.*	63	2,579
Sonic Automotive, Inc. — Class A	108	2,574
Scientific Games Corp. — Class A*	165	2,564
SkyWest, Inc.	170	2,557
Cash America International, Inc.	90	2,357
Fred’s, Inc. — Class A	122	2,353
Eros International plc*	93	2,336
Standard Motor Products, Inc.	66	2,318
American Woodmark Corp.*	42	2,304
Callaway Golf Co.	257	2,298
Virgin America, Inc.*	83	2,281
Steiner Leisure Ltd.*	42	2,259
Nautilus, Inc.*	103	2,216
Ethan Allen Interiors, Inc.	84	2,213
Cavco Industries, Inc.*	29	2,188
Pep Boys-Manny Moe & Jack*	177	2,172
Carmike Cinemas, Inc.*	81	2,150
AMC Entertainment Holdings, Inc. — Class A	70	2,148
Taylor Morrison Home Corp. — Class A*	105	2,138
Regis Corp.*	135	2,128
Winnebago Industries, Inc.	89	2,100
Remy International, Inc.	94	2,078
Biglari Holdings, Inc.*	5	2,069
H&E Equipment Services, Inc.	103	2,057
M/I Homes, Inc.*	81	1,998
MarineMax, Inc.*	84	1,975
Zumiez, Inc.*	72	1,917
Francesca’s Holdings Corp.*	139	1,872
Ruth’s Hospitality Group, Inc.	115	1,854
Lumber Liquidators Holdings, Inc.*	89	1,843
Stage Stores, Inc.	105	1,841
Tower International, Inc.*	69	1,797
Beazer Homes USA, Inc.*	90	1,796
Motorcar Parts of America, Inc.*	59	1,775
DTS, Inc.*	58	1,768
Modine Manufacturing Co.*	158	1,695
Party City Holdco, Inc.*	82	1,662
William Lyon Homes — Class A*	64	1,643
Unifi, Inc.*	49	1,642
Tuesday Morning Corp.*	145	1,633
Douglas Dynamics, Inc.	74	1,590
Kirkland’s, Inc.	57	1,589
Installed Building Products, Inc.*	64	1,567
Republic Airways Holdings, Inc.*	167	1,533
Titan International, Inc.	142	1,525
Daktronics, Inc.	127	1,506
Del Frisco’s Restaurant Group, Inc.*	78	1,453
Haverty Furniture Companies, Inc.	67	1,449
Chuy’s Holdings, Inc.*	54	1,447
Movado Group, Inc.	53	1,439
Arctic Cat, Inc.	43	1,428
Shoe Carnival, Inc.	49	1,414
Superior Industries International, Inc.	77	1,410
America’s Car-Mart, Inc.*	28	1,381
Kimball International, Inc. — Class B	113	1,374
Isle of Capri Casinos, Inc.*	73	1,325
Ruby Tuesday, Inc.*	204	1,279
Sequential Brands Group, Inc.*	83	1,269
Freshpet, Inc.*	68	1,265
EZCORP, Inc. — Class A*	170	1,263
Tile Shop Holdings, Inc.*	89	1,263
Boot Barn Holdings, Inc.*	39	1,248
WCI Communities, Inc.*	51	1,244
Citi Trends, Inc.*	51	1,234
Carrols Restaurant Group, Inc.*	117	1,217
Habit Restaurants, Inc. — Class A*	38	1,189
Malibu Boats, Inc. — Class A*	58	1,165
PetMed Express, Inc.	67	1,157
Marcus Corp.	60	1,151
Shake Shack, Inc. — Class A*	19	1,145
Federal-Mogul Holdings Corp.*	100	1,135
Caesars Entertainment Corp.*,1	182	1,114
Culp, Inc.	34	1,054
Caesars Acquisition Co. — Class A*	152	1,046
Hovnanian Enterprises, Inc. — Class A*	393	1,045
Stein Mart, Inc.	97	1,016
Century Communities, Inc.*	49	986
Bassett Furniture Industries, Inc.	34	966
Perry Ellis International, Inc.*	40	951
El Pollo Loco Holdings, Inc.*	44	911
LGI Homes, Inc.*	46	910
Fox Factory Holding Corp.*	56	900
Speedway Motorsports, Inc.	39	883
Potbelly Corp.*	72	882
Hooker Furniture Corp.	35	879
Container Store Group, Inc.*	52	877
PC Connection, Inc.	35	866
Big 5 Sporting Goods Corp.	60	853
NACCO Industries, Inc. — Class A	14	851
Titan Machinery, Inc.*	57	840
Strattec Security Corp.	12	824
Flexsteel Industries, Inc.	19	819
Cherokee, Inc.	28	789
Vera Bradley, Inc.*	70	789
Build-A-Bear Workshop, Inc. — Class A*	47	752
Reading International, Inc. — Class A*	54	748
Miller Industries, Inc.	37	738
Commercial Vehicle Group, Inc.*	99	714
Jamba, Inc.*	46	713
Eldorado Resorts, Inc.*	91	712
Black Diamond, Inc.*	75	693
Metaldyne Performance Group, Inc.	38	690
Winmark Corp.	7	690
Intrawest Resorts Holdings, Inc.*	59	686
Monarch Casino & Resort, Inc.*	33	678

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 101

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Bravo Brio Restaurant Group, Inc.*	50	$678
Sportsman’s Warehouse Holdings, Inc.*	59	671
Weyco Group, Inc.	22	656
Bojangles’, Inc.*	27	644
Papa Murphy’s Holdings, Inc.*	30	622
Noodles & Co.*	42	613
JAKKS Pacific, Inc.*	62	613
Vince Holding Corp.*	51	611
Escalade, Inc.	33	607
Morgans Hotel Group Co.*	89	600
Destination XL Group, Inc.*	118	591
AV Homes, Inc.*	41	589
West Marine, Inc.*	59	569
Skullcandy, Inc.*	72	552
Kona Grill, Inc.*	28	543
VOXX International Corp. — Class A*	65	538
Lifetime Brands, Inc.	35	517
Green Brick Partners, Inc.*	46	504
New Home Company, Inc.*	29	500
Accuride Corp.*	128	493
Christopher & Banks Corp.*	122	489
Johnson Outdoors, Inc. — Class A	17	400
Superior Uniform Group, Inc.	24	397
Tilly’s, Inc. — Class A*	37	358
Systemax, Inc.*	37	320
Flex Pharma, Inc.*	18	310
Castle Brands, Inc.*	215	299
Quiksilver, Inc.*	450	298
Empire Resorts, Inc.*	51	260
Blue Bird Corp.*	17	221
Marine Products Corp.	35	218
bebe stores, Inc.	94	188
Total Consumer, Cyclical		828,088

Industrial - 5.6%
Berry Plastics Group, Inc.*	392	12,701
Teledyne Technologies, Inc.*	116	12,238
Woodward, Inc.	215	11,822
Curtiss-Wright Corp.	157	11,373
Belden, Inc.	140	11,372
FEI Co.	137	11,362
XPO Logistics, Inc.*	234	10,572
CLARCOR, Inc.	165	10,269
EnerSys	146	10,262
EMCOR Group, Inc.	206	9,842
Esterline Technologies Corp.*	102	9,725
Generac Holdings, Inc.*	228	9,063
Moog, Inc. — Class A*	127	8,976
Polypore International, Inc.*	148	8,862
Louisiana-Pacific Corp.*	469	7,987
Rexnord Corp.*	334	7,985
IMAX Corp.*	196	7,893
KLX, Inc.*	171	7,546
Con-way, Inc.	187	7,176
Littelfuse, Inc.	74	7,021
Barnes Group, Inc.	180	7,017
Masonite International Corp.*	99	6,940
Tech Data Corp.*	119	6,850
Universal Display Corp.*	132	6,828
Dycom Industries, Inc.*	112	6,591
Swift Transportation Co. — Class A*	290	6,575
HEICO Corp. — Class A	129	6,549
Mueller Industries, Inc.	188	6,527
KapStone Paper and Packaging Corp.	280	6,474
Hillenbrand, Inc.	207	6,355
Matson, Inc.	143	6,011
Scorpio Tankers, Inc.	589	5,944
TASER International, Inc.*	176	5,863
RBC Bearings, Inc.*	77	5,526
Knight Transportation, Inc.	206	5,508
Sanmina Corp.*	272	5,484
Forward Air Corp.	102	5,331
Trex Company, Inc.*	106	5,240
Applied Industrial Technologies, Inc.	132	5,233
Proto Labs, Inc.*	77	5,196
Vishay Intertechnology, Inc.	438	5,116
Tetra Tech, Inc.	198	5,078
Franklin Electric Company, Inc.	157	5,076
Apogee Enterprises, Inc.	96	5,053
Knowles Corp.*	275	4,978
Coherent, Inc.*	78	4,951
Plexus Corp.*	111	4,871
Mueller Water Products, Inc. — Class A	530	4,823
Watts Water Technologies, Inc. — Class A	93	4,822
Hub Group, Inc. — Class A*	119	4,800
Boise Cascade Co.*	130	4,768
Simpson Manufacturing Company, Inc.	139	4,726
MSA Safety, Inc.	96	4,657
Granite Construction, Inc.	130	4,616
OSI Systems, Inc.*	65	4,601
Drew Industries, Inc.	79	4,584
Actuant Corp. — Class A	196	4,526
Atlas Air Worldwide Holdings, Inc.*	82	4,507
Astronics Corp.*	63	4,466
Headwaters, Inc.*	243	4,427
TriMas Corp.*	149	4,410
AZZ, Inc.	85	4,404
Itron, Inc.*	127	4,374
MasTec, Inc.*	220	4,371
Harsco Corp.	264	4,356
EnPro Industries, Inc.	75	4,292
Aerojet Rocketdyne Holdings, Inc.*	206	4,246
Nordic American Tankers Ltd.	294	4,184
Greenbrier Companies, Inc.	87	4,077
Rogers Corp.*	61	4,035
Tennant Co.	61	3,986
Brady Corp. — Class A	157	3,884

102 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Exponent, Inc.	86	$3,851
Werner Enterprises, Inc.	146	3,833
Kaman Corp.	90	3,775
Benchmark Electronics, Inc.*	172	3,746
AAR Corp.	117	3,729
Advanced Energy Industries, Inc.*	135	3,711
Albany International Corp. — Class A	93	3,701
HEICO Corp.	63	3,673
Chart Industries, Inc.*	101	3,611
John Bean Technologies Corp.	96	3,609
Sturm Ruger & Company, Inc.	62	3,562
Greif, Inc. — Class A	99	3,549
TimkenSteel Corp.	129	3,482
US Ecology, Inc.	71	3,459
Methode Electronics, Inc.	126	3,459
Tidewater, Inc.	152	3,454
TAL International Group, Inc.*	109	3,444
Universal Forest Products, Inc.	66	3,434
Lindsay Corp.	39	3,428
Cubic Corp.	71	3,378
Heartland Express, Inc.	166	3,358
Standex International Corp.	42	3,357
II-VI, Inc.*	173	3,284
Saia, Inc.*	83	3,261
Advanced Drainage Systems, Inc.	110	3,226
ESCO Technologies, Inc.	86	3,217
Echo Global Logistics, Inc.*	98	3,201
RTI International Metals, Inc.*	101	3,184
Ship Finance International Ltd.	195	3,182
General Cable Corp.	161	3,177
Federal Signal Corp.	206	3,071
CIRCOR International, Inc.	56	3,054
Badger Meter, Inc.	48	3,048
AAON, Inc.	135	3,040
UTI Worldwide, Inc.*	304	3,037
Encore Wire Corp.	68	3,012
Smith & Wesson Holding Corp.*	177	2,936
Sun Hydraulics Corp.	75	2,858
Briggs & Stratton Corp.	147	2,831
Comfort Systems USA, Inc.	123	2,823
ArcBest Corp.	86	2,735
GasLog Ltd.	137	2,733
Tutor Perini Corp.*	124	2,676
FARO Technologies, Inc.*	57	2,662
Nortek, Inc.*	32	2,660
LSB Industries, Inc.*	65	2,655
Astec Industries, Inc.	62	2,593
Rofin-Sinar Technologies, Inc.*	93	2,567
Raven Industries, Inc.	124	2,521
Newport Corp.*	131	2,484
Roadrunner Transportation Systems, Inc.*	93	2,399
Quanex Building Products Corp.	111	2,379
DHT Holdings, Inc.	306	2,378
Altra Industrial Motion Corp.	87	2,365
Fluidigm Corp.*	95	2,299
Aegion Corp. — Class A*	121	2,292
PGT, Inc.*	157	2,278
Fabrinet*	117	2,191
Continental Building Products, Inc.*	103	2,183
Hornbeck Offshore Services, Inc.*	105	2,156
Hyster-Yale Materials Handling, Inc.	31	2,148
MYR Group, Inc.*	69	2,136
Summit Materials, Inc. — Class A*	83	2,117
CTS Corp.	109	2,100
Gibraltar Industries, Inc.*	102	2,078
Haynes International, Inc.	41	2,022
AVX Corp.	149	2,006
Builders FirstSource, Inc.*	153	1,965
GrafTech International Ltd.*	396	1,964
TTM Technologies, Inc.*	195	1,945
DXP Enterprises, Inc.*	41	1,907
Textainer Group Holdings Ltd.	73	1,899
Celadon Group, Inc.	90	1,861
Teekay Tankers Ltd. — Class A	279	1,844
Air Transport Services Group, Inc.*	174	1,825
US Concrete, Inc.*	48	1,819
Tredegar Corp.	82	1,813
Griffon Corp.	113	1,799
Gorman-Rupp Co.	63	1,769
Alamo Group, Inc.	32	1,748
Blount International, Inc.*	160	1,747
Argan, Inc.	43	1,734
Marten Transport Ltd.	79	1,714
Kadant, Inc.	36	1,699
GSI Group, Inc.*	113	1,698
Aerovironment, Inc.*	65	1,695
Lydall, Inc.*	56	1,655
Columbus McKinnon Corp.	66	1,650
NN, Inc.	63	1,608
Patrick Industries, Inc.*	42	1,598
Myers Industries, Inc.	80	1,520
American Railcar Industries, Inc.	31	1,508
GP Strategies Corp.*	43	1,429
Quality Distribution, Inc.*	92	1,422
Park-Ohio Holdings Corp.	29	1,405
Checkpoint Systems, Inc.	138	1,405
YRC Worldwide, Inc.*	108	1,402
Kimball Electronics, Inc.*	96	1,401
Era Group, Inc.*	68	1,393
Dorian LPG Ltd.*	81	1,351
NCI Building Systems, Inc.*	89	1,341
National Presto Industries, Inc.	16	1,285
Park Electrochemical Corp.	67	1,284
NVE Corp.	16	1,254
Global Brass & Copper Holdings, Inc.	71	1,208
LB Foster Co. — Class A	34	1,177

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 103

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

CAI International, Inc.*	57	$1,174
Insteel Industries, Inc.	61	1,141
PowerSecure International, Inc.*	74	1,092
Stoneridge, Inc.*	92	1,077
Powell Industries, Inc.	30	1,055
American Science & Engineering, Inc.	24	1,051
Mistras Group, Inc.*	55	1,044
Trinseo S.A.*	38	1,020
Furmanite Corp.*	124	1,007
Navios Maritime Holdings, Inc.	268	997
Navios Maritime Acquisition Corp.	270	969
Scorpio Bulkers, Inc.*	592	965
Stock Building Supply Holdings, Inc.*	49	958
Covenant Transportation Group, Inc. — Class A*	38	952
Kratos Defense & Security Solutions, Inc.*	149	939
Ducommun, Inc.*	36	924
Chase Corp.	23	914
Sparton Corp.*	33	902
Mesa Laboratories, Inc.	10	889
Frontline Ltd.*	355	866
FreightCar America, Inc.	41	856
Applied Optoelectronics, Inc.*	49	850
Golden Ocean Group Ltd.	220	847
Ply Gem Holdings, Inc.*	71	837
Power Solutions International, Inc.*	15	810
CECO Environmental Corp.	71	804
Hurco Companies, Inc.	22	762
ZAGG, Inc.*	95	752
VSE Corp.	14	749
Casella Waste Systems, Inc. — Class A*	130	729
AEP Industries, Inc.*	13	718
Ardmore Shipping Corp.	59	714
Bel Fuse, Inc. — Class B	34	698
USA Truck, Inc.*	32	679
Graham Corp.	33	676
Orion Marine Group, Inc.*	92	664
LSI Industries, Inc.	71	663
Vicor Corp.*	54	658
Multi-Fineline Electronix, Inc.*	30	656
Xerium Technologies, Inc.*	36	655
Radiant Logistics, Inc.*	87	636
Northwest Pipe Co.*	31	631
Hill International, Inc.*	120	631
Vishay Precision Group, Inc.*	41	617
Control4 Corp.*	68	605
Heritage-Crystal Clean, Inc.*	41	603
Universal Truckload Services, Inc.	27	593
PAM Transportation Services, Inc.*	10	581
Core Molding Technologies, Inc.*	25	571
TRC Companies, Inc.*	55	558
Olympic Steel, Inc.	30	523
Twin Disc, Inc.	28	522
Nordic American Offshore Ltd.	62	505
Eagle Bulk Shipping, Inc.*	72	502
Imprivata, Inc.*	30	491
Allied Motion Technologies, Inc.	21	472
Lawson Products, Inc.*	19	446
Fenix Parts, Inc.*	44	441
Safe Bulkers, Inc.[1]	125	403
Omega Flex, Inc.	10	377
Handy & Harman Ltd.*	9	312
NL Industries, Inc.*	22	163
Ultrapetrol Bahamas Ltd.*	70	79
Total Industrial		768,728

Technology - 4.9%
Manhattan Associates, Inc.*	243	14,494
Tyler Technologies, Inc.*	111	14,361
MAXIMUS, Inc.	217	14,264
Aspen Technology, Inc.*	281	12,800
Cavium, Inc.*	182	12,524
Verint Systems, Inc.*	202	12,270
Guidewire Software, Inc.*	231	12,227
EPAM Systems, Inc.*	160	11,397
Dealertrack Technologies, Inc.*	180	11,301
Microsemi Corp.*	313	10,940
Ambarella, Inc.*	103	10,577
Integrated Device Technology, Inc.*	487	10,568
Qlik Technologies, Inc.*	301	10,523
Synaptics, Inc.*	121	10,494
Medidata Solutions, Inc.*	182	9,887
ACI Worldwide, Inc.*	384	9,435
Fair Isaac Corp.	102	9,260
Blackbaud, Inc.	154	8,770
Mentor Graphics Corp.	329	8,695
Convergys Corp.	325	8,285
Proofpoint, Inc.*	130	8,276
Science Applications International Corp.	152	8,033
Demandware, Inc.*	110	7,819
Take-Two Interactive Software, Inc.*	278	7,664
Advent Software, Inc.	173	7,648
Silicon Laboratories, Inc.*	141	7,615
Diebold, Inc.	209	7,316
Cirrus Logic, Inc.*	209	7,112
SYNNEX Corp.	95	6,954
Entegris, Inc.*	462	6,730
Electronics for Imaging, Inc.*	154	6,700
MKS Instruments, Inc.	176	6,677
Fairchild Semiconductor International, Inc. — Class A*	383	6,657
Monolithic Power Systems, Inc.	130	6,592
Tessera Technologies, Inc.	173	6,571
CACI International, Inc. — Class A*	80	6,471
CommVault Systems, Inc.*	149	6,318
Cornerstone OnDemand, Inc.*	178	6,194
FleetMatics Group plc*	126	5,901
Imperva, Inc.*	87	5,890

104 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Synchronoss Technologies, Inc.*	128	$5,853
Stratasys Ltd.*	165	5,763
IGATE Corp.*	119	5,675
Rambus, Inc.*	380	5,506
Intersil Corp. — Class A	434	5,429
MicroStrategy, Inc. — Class A*	31	5,272
Virtusa Corp.*	98	5,037
OmniVision Technologies, Inc.*	191	5,003
Advanced Micro Devices, Inc.*	2,058	4,939
PMC-Sierra, Inc.*	574	4,913
Syntel, Inc.*	103	4,890
Infoblox, Inc.*	186	4,875
Envestnet, Inc.*	116	4,690
Nimble Storage, Inc.*	165	4,630
Progress Software Corp.*	167	4,593
Rovi Corp.*	286	4,562
Acxiom Corp.*	257	4,518
NetScout Systems, Inc.*	123	4,510
Omnicell, Inc.*	119	4,487
MedAssets, Inc.*	199	4,390
Power Integrations, Inc.	97	4,382
Semtech Corp.*	219	4,347
QLogic Corp.*	287	4,073
Cray, Inc.*	134	3,954
InvenSense, Inc. — Class A*	255	3,851
Insight Enterprises, Inc.*	128	3,828
Veeco Instruments, Inc.*	133	3,822
Cabot Microelectronics Corp.*	81	3,816
ExlService Holdings, Inc.*	110	3,804
Bottomline Technologies de, Inc.*	135	3,754
AVG Technologies N.V.*	135	3,673
Super Micro Computer, Inc.*	121	3,579
SPS Commerce, Inc.*	54	3,553
Paycom Software, Inc.*	103	3,517
CSG Systems International, Inc.	108	3,419
MTS Systems Corp.	49	3,379
Luxoft Holding, Inc.*	59	3,336
BroadSoft, Inc.*	96	3,319
RealPage, Inc.*	174	3,318
Qualys, Inc.*	82	3,309
Unisys Corp.*	164	3,278
Monotype Imaging Holdings, Inc.	132	3,183
Sykes Enterprises, Inc.*	128	3,104
Constant Contact, Inc.*	106	3,049
HubSpot, Inc.*	61	3,024
Diodes, Inc.*	123	2,966
M/A-COM Technology Solutions Holdings, Inc.*	76	2,907
Inphi Corp.*	126	2,880
Ebix, Inc.	88	2,870
Callidus Software, Inc.*	182	2,836
Quality Systems, Inc.	164	2,717
Pegasystems, Inc.	118	2,701
Brooks Automation, Inc.	222	2,542
Interactive Intelligence Group, Inc.*	57	2,535
2U, Inc.*	78	2,511
Glu Mobile, Inc.*	394	2,447
Integrated Silicon Solution, Inc.	105	2,325
ManTech International Corp. — Class A	80	2,320
Lattice Semiconductor Corp.*	384	2,262
Photronics, Inc.*	219	2,083
MaxLinear, Inc. — Class A*	170	2,057
Micrel, Inc.	145	2,016
inContact, Inc.*	202	1,994
Cvent, Inc.*	77	1,985
Computer Programs & Systems, Inc.	37	1,977
Amkor Technology, Inc.*	325	1,944
Actua Corp.*	134	1,911
LivePerson, Inc.*	188	1,844
Applied Micro Circuits Corp.*	267	1,802
Epiq Systems, Inc.	106	1,789
FormFactor, Inc.*	190	1,748
Ultratech, Inc.*	91	1,689
PROS Holdings, Inc.*	79	1,668
Mercury Systems, Inc.*	113	1,654
RealD, Inc.*	133	1,640
Rally Software Development Corp.*	84	1,634
Tangoe, Inc.*	128	1,610
Globant S.A.*	50	1,522
Silver Spring Networks, Inc.*	120	1,489
Engility Holdings, Inc.	59	1,485
TeleTech Holdings, Inc.	54	1,462
PDF Solutions, Inc.*	89	1,424
Avid Technology, Inc.*	104	1,387
Sigma Designs, Inc.*	115	1,372
Xcerra Corp.*	180	1,363
SciQuest, Inc.*	91	1,348
CEVA, Inc.*	68	1,321
Nanometrics, Inc.*	79	1,273
Exar Corp.*	129	1,262
Rudolph Technologies, Inc.*	105	1,261
IXYS Corp.	82	1,255
Dot Hill Systems Corp.*	201	1,230
Quantum Corp.*	709	1,191
Immersion Corp.*	92	1,166
Benefitfocus, Inc.*	26	1,140
Digimarc Corp.*	25	1,129
Cohu, Inc.	85	1,125
Axcelis Technologies, Inc.*	374	1,107
Merge Healthcare, Inc.*	227	1,090
Barracuda Networks, Inc.*	27	1,070
KEYW Holding Corp.*	110	1,025
OPOWER, Inc.*	85	978
Eastman Kodak Co.*	58	974
Vocera Communications, Inc.*	85	973
Pericom Semiconductor Corp.	74	973
Press Ganey Holdings, Inc.*	33	946

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 105

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

QAD, Inc. — Class A	34	$899
Castlight Health, Inc. — Class B*	110	895
Everyday Health, Inc.*	70	895
Ciber, Inc.*	259	894
Model N, Inc.*	69	822
Sapiens International Corporation N.V.	79	820
InnerWorkings, Inc.*	122	814
Mattson Technology, Inc.*	242	811
Jive Software, Inc.*	154	809
Digi International, Inc.*	82	783
American Software, Inc. — Class A	82	779
Seachange International, Inc.*	110	771
DSP Group, Inc.*	74	764
Kopin Corp.*	219	756
MobileIron, Inc.*	127	751
Silicon Graphics International Corp.*	115	744
Brightcove, Inc.*	107	734
Violin Memory, Inc.*	299	733
Carbonite, Inc.*	60	709
Cascade Microtech, Inc.*	45	685
New Relic, Inc.*	19	669
Ultra Clean Holdings, Inc.*	104	648
Varonis Systems, Inc.*	29	641
Hortonworks, Inc.*	25	633
Alpha & Omega Semiconductor Ltd.*	72	629
Datalink Corp.*	68	608
Guidance Software, Inc.*	63	534
EMCORE Corp.*	81	488
Digital Turbine, Inc.*	157	474
Imation Corp.*	114	463
Agilysys, Inc.*	50	459
Park City Group, Inc.*	35	434
Amber Road, Inc.*	58	407
Five9, Inc.*	77	403
ExOne Co.*	34	377
Workiva, Inc.*	24	332
Apigee Corp.*	17	169
Code Rebel Corp.*	4	129
Total Technology		680,986

Communications - 2.8%
Houghton Mifflin Harcourt Co.*	450	11,340
j2 Global, Inc.	159	10,803
Ciena Corp.*	387	9,163
Infinera Corp.*	427	8,958
ViaSat, Inc.*	141	8,497
Time, Inc.	360	8,285
GrubHub, Inc.*	243	8,280
Plantronics, Inc.	129	7,264
InterDigital, Inc.	119	6,770
DigitalGlobe, Inc.*	239	6,642
Meredith Corp.	121	6,310
New York Times Co. — Class A	453	6,183
Anixter International, Inc.*	94	6,124
Finisar Corp.*	342	6,112
Sinclair Broadcast Group, Inc. — Class A	218	6,085
comScore, Inc.*	113	6,018
Shutterfly, Inc.*	124	5,929
Nexstar Broadcasting Group, Inc. — Class A	103	5,768
WebMD Health Corp. — Class A*	124	5,491
NeuStar, Inc. — Class A*	182	5,316
LogMeIn, Inc.*	81	5,224
Media General, Inc.*	314	5,187
West Corp.	171	5,147
Cogent Communications Holdings, Inc.	152	5,145
Polycom, Inc.*	445	5,091
EW Scripps Co. — Class A	195	4,456
Orbitz Worldwide, Inc.*	365	4,168
Gogo, Inc.*	185	3,965
NIC, Inc.	216	3,948
Endurance International Group Holdings, Inc.*	191	3,946
Zendesk, Inc.*	175	3,886
Scholastic Corp.	88	3,883
Shutterstock, Inc.*	65	3,812
Web.com Group, Inc.*	144	3,488
Consolidated Communications Holdings, Inc.	166	3,488
Stamps.com, Inc.*	47	3,458
NETGEAR, Inc.*	114	3,422
Globalstar, Inc.*	1,556	3,283
Gray Television, Inc.*	208	3,261
RingCentral, Inc. — Class A*	175	3,237
Marketo, Inc.*	115	3,227
Ubiquiti Networks, Inc.	101	3,223
Vonage Holdings Corp.*	611	3,000
Gigamon, Inc.*	90	2,969
VASCO Data Security International, Inc.*	97	2,928
ADTRAN, Inc.	175	2,844
MDC Partners, Inc. — Class A	143	2,817
zulily, Inc. — Class A*	212	2,764
Shenandoah Telecommunications Co.	80	2,738
Loral Space & Communications, Inc.*	43	2,714
Cincinnati Bell, Inc.*	690	2,636
New Media Investment Group, Inc.	147	2,636
8x8, Inc.*	290	2,598
Ruckus Wireless, Inc.*	248	2,564
EarthLink Holdings Corp.	339	2,539
HealthStream, Inc.*	83	2,525
Ixia*	200	2,488
Wayfair, Inc. — Class A*	66	2,484
Iridium Communications, Inc.*	270	2,454
Atlantic Tele-Network, Inc.	34	2,349
Bankrate, Inc.*	220	2,308
Perficient, Inc.*	117	2,251
RetailMeNot, Inc.*	126	2,247
Blucora, Inc.*	135	2,180
CalAmp Corp.*	119	2,173
Coupons.com, Inc.*	198	2,136

106 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Windstream Holdings, Inc.	326	$2,080
Inteliquent, Inc.	110	2,024
Global Eagle Entertainment, Inc.*	153	1,992
Harmonic, Inc.*	291	1,988
Chegg, Inc.*	251	1,968
General Communication, Inc. — Class A*	115	1,956
GTT Communications, Inc.*	80	1,910
TrueCar, Inc.*	159	1,906
Textura Corp.*	65	1,809
Q2 Holdings, Inc.*	64	1,808
Pacific DataVision, Inc.*	42	1,769
Entravision Communications Corp. — Class A	210	1,728
FTD Companies, Inc.*	60	1,691
Internap Corp.*	181	1,674
World Wrestling Entertainment, Inc. — Class A	99	1,634
Premiere Global Services, Inc.*	153	1,574
Intralinks Holdings, Inc.*	132	1,572
Comtech Telecommunications Corp.	54	1,569
Comverse, Inc.*	75	1,506
Wix.com Ltd.*	62	1,464
ShoreTel, Inc.*	212	1,437
XO Group, Inc.*	87	1,422
ePlus, Inc.*	18	1,380
Lands’ End, Inc.*	54	1,341
Tribune Publishing Co.	86	1,336
ORBCOMM, Inc.*	197	1,330
Safeguard Scientifics, Inc.*	68	1,323
Lionbridge Technologies, Inc.*	212	1,308
DHI Group, Inc.*	146	1,298
FairPoint Communications, Inc.*	69	1,257
Rubicon Project, Inc.*	84	1,257
RigNet, Inc.*	40	1,223
Spok Holdings, Inc.	72	1,212
Blue Nile, Inc.*	39	1,185
Bazaarvoice, Inc.*	200	1,178
Sonus Networks, Inc.*	163	1,128
Calix, Inc.*	146	1,111
Lumos Networks Corp.	75	1,109
Black Box Corp.	51	1,020
IDT Corp. — Class B	55	994
Boingo Wireless, Inc.*	120	991
Straight Path Communications, Inc. — Class B*	30	984
Zix Corp.*	189	977
Entercom Communications Corp. — Class A*	84	959
Cumulus Media, Inc. — Class A*	469	952
Harte-Hanks, Inc.	159	948
Hawaiian Telcom Holdco, Inc.*	35	914
Etsy, Inc.*	65	913
Intelsat S.A.*	92	913
Alliance Fiber Optic Products, Inc.	48	890
Angie’s List, Inc.*	144	887
Extreme Networks, Inc.*	329	885
Overstock.com, Inc.*	39	879
1-800-Flowers.com, Inc. — Class A*	82	858
Yodlee, Inc.*	59	852
ChannelAdvisor Corp.*	71	848
NeoPhotonics Corp.*	90	822
Box, Inc. — Class A*	43	802
Limelight Networks, Inc.*	200	788
Daily Journal Corp.*	4	786
Liquidity Services, Inc.*	79	761
QuinStreet, Inc.*	117	755
Telenav, Inc.*	93	749
United Online, Inc.*	47	736
Oclaro, Inc.*	322	728
A10 Networks, Inc.*	111	715
Rocket Fuel, Inc.*	87	713
KVH Industries, Inc.*	53	713
Journal Media Group, Inc.	80	663
Marin Software, Inc.*	98	661
TubeMogul, Inc.*	45	643
Millennial Media, Inc.*	391	633
Martha Stewart Living Omnimedia, Inc. — Class A*	101	630
VirnetX Holding Corp.*	149	626
Reis, Inc.	28	621
Clearfield, Inc.*	37	589
HC2 Holdings, Inc.*	64	573
TechTarget, Inc.*	64	572
TeleCommunication Systems, Inc. — Class A*	165	546
Aerohive Networks, Inc.*	76	530
Central European Media Enterprises Ltd. — Class A*	243	530
Marchex, Inc. — Class B	107	530
Crown Media Holdings, Inc. — Class A*	114	515
Sizmek, Inc.*	71	504
Cyan, Inc.*	95	498
Saga Communications, Inc. — Class A	12	454
EVINE Live, Inc.*	164	441
ModusLink Global Solutions, Inc.*	124	422
RealNetworks, Inc.*	76	411
Novatel Wireless, Inc.*	122	397
Hemisphere Media Group, Inc.*	33	393
Preformed Line Products Co.	9	339
Townsquare Media, Inc. — Class A*	23	312
NTELOS Holdings Corp.	57	263
Travelzoo, Inc.*	23	259
Corindus Vascular Robotics, Inc.*	73	256
Connecture, Inc.*	22	232
MaxPoint Interactive, Inc.*	23	186
Total Communications		393,043

Energy - 1.6%
SemGroup Corp. — Class A	144	11,445
Western Refining, Inc.	233	10,163
Carrizo Oil & Gas, Inc.*	169	8,321
Exterran Holdings, Inc.	228	7,445

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 107

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Oasis Petroleum, Inc.*	450	$7,132
PDC Energy, Inc.*	132	7,080
Delek US Holdings, Inc.	189	6,959
Oil States International, Inc.*	167	6,217
Ultra Petroleum Corp.*	495	6,197
Bristow Group, Inc.	115	6,130
Matador Resources Co.*	241	6,025
Rosetta Resources, Inc.*	249	5,762
Atwood Oceanics, Inc.	209	5,525
MRC Global, Inc.*	333	5,142
RSP Permian, Inc.*	178	5,004
Pattern Energy Group, Inc.	170	4,825
Parsley Energy, Inc. — Class A*	273	4,756
Unit Corp.*	163	4,421
Helix Energy Solutions Group, Inc.*	349	4,408
SEACOR Holdings, Inc.*	60	4,256
McDermott International, Inc.*	785	4,192
Forum Energy Technologies, Inc.*	195	3,955
Synergy Resources Corp.*	342	3,909
Green Plains, Inc.	125	3,444
Bonanza Creek Energy, Inc.*	164	2,993
SunCoke Energy, Inc.	215	2,795
CARBO Ceramics, Inc.	65	2,706
Thermon Group Holdings, Inc.*	106	2,551
Primoris Services Corp.	128	2,534
C&J Energy Services Ltd.*	186	2,455
Stone Energy Corp.*	188	2,367
Newpark Resources, Inc.*	277	2,252
Flotek Industries, Inc.*	176	2,205
Peabody Energy Corp.	898	1,967
Alon USA Energy, Inc.	103	1,947
Callon Petroleum Co.*	217	1,805
FMSA Holdings, Inc.*	209	1,712
Sanchez Energy Corp.*	174	1,705
Renewable Energy Group, Inc.*	145	1,676
TETRA Technologies, Inc.*	262	1,672
Matrix Service Co.*	88	1,609
Bill Barrett Corp.*	165	1,417
REX American Resources Corp.*	22	1,400
Plug Power, Inc.*	571	1,399
Halcon Resources Corp.*	1,204	1,397
Tesco Corp.	128	1,395
Northern Oil and Gas, Inc.*	203	1,374
Pioneer Energy Services Corp.*	212	1,344
Parker Drilling Co.*	402	1,335
Clean Energy Fuels Corp.*	234	1,315
Magnum Hunter Resources Corp.*	686	1,283
Clayton Williams Energy, Inc.*	19	1,249
PHI, Inc.*	41	1,231
SandRidge Energy, Inc.*	1,401	1,229
Westmoreland Coal Co.*	59	1,226
Panhandle Oil and Gas, Inc. — Class A	54	1,117
Basic Energy Services, Inc.*	139	1,049
Penn Virginia Corp.*	236	1,034
FutureFuel Corp.	80	1,030
Trecora Resources*	67	1,012
Geospace Technologies Corp.*	43	991
Gulfmark Offshore, Inc. — Class A	84	974
Par Petroleum Corp.*	52	973
Natural Gas Services Group, Inc.*	42	958
Cloud Peak Energy, Inc.*	201	937
Abraxas Petroleum Corp.*	309	912
Rex Energy Corp.*	158	883
Jones Energy, Inc. — Class A*	94	851
Pacific Ethanol, Inc.*	81	836
Solazyme, Inc.*,1	264	829
Vivint Solar, Inc.*	68	828
Eclipse Resources Corp.*	157	826
Gastar Exploration, Inc.*	267	825
Energy XXI Ltd.[1]	311	818
Approach Resources, Inc.*	119	815
FuelCell Energy, Inc.*	825	806
Key Energy Services, Inc.*	438	788
Seventy Seven Energy, Inc.*	182	781
Triangle Petroleum Corp.*	153	768
Contango Oil & Gas Co.*	57	699
Enphase Energy, Inc.*	91	693
W&T Offshore, Inc.	115	630
EXCO Resources, Inc.	520	614
Evolution Petroleum Corp.	81	534
ION Geophysical Corp.*	464	496
Independence Contract Drilling, Inc.*	55	488
TransAtlantic Petroleum Ltd.*	85	434
Isramco, Inc.*	3	414
Adams Resources & Energy, Inc.	7	312
Hallador Energy Co.	36	300
North Atlantic Drilling Ltd.	235	280
Erin Energy Corp.*	45	176
Earthstone Energy, Inc.*	4	78
Total Energy		226,047

Utilities - 1.4%
Dynegy, Inc.*	422	12,344
Cleco Corp.	199	10,716
IDACORP, Inc.	166	9,319
Piedmont Natural Gas Company, Inc.	259	9,145
WGL Holdings, Inc.	164	8,904
Portland General Electric Co.	258	8,555
UIL Holdings Corp.	186	8,523
Southwest Gas Corp.	154	8,194
New Jersey Resources Corp.	282	7,769
NorthWestern Corp.	155	7,557
Laclede Group, Inc.	143	7,445
ALLETE, Inc.	160	7,422
ONE Gas, Inc.	173	7,363
Black Hills Corp.	148	6,460
PNM Resources, Inc.	262	6,445

108 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Avista Corp.	205	$6,283
South Jersey Industries, Inc.	225	5,564
Abengoa Yield plc	160	5,011
American States Water Co.	124	4,637
Talen Energy Corp.*	270	4,633
El Paso Electric Co.	133	4,610
Ormat Technologies, Inc.	122	4,597
MGE Energy, Inc.	114	4,415
Northwest Natural Gas Co.	90	3,796
California Water Service Group	158	3,610
Otter Tail Corp.	123	3,272
Empire District Electric Co.	144	3,139
Chesapeake Utilities Corp.	50	2,693
NRG Yield, Inc. — Class C	114	2,495
NRG Yield, Inc. — Class A	113	2,485
SJW Corp.	52	1,596
Unitil Corp.	46	1,519
Connecticut Water Service, Inc.	37	1,264
Atlantic Power Corp.	401	1,235
Middlesex Water Co.	53	1,196
PICO Holdings, Inc.*	76	1,119
York Water Co.	42	876
EnerNOC, Inc.*	89	863
Consolidated Water Company Ltd.	47	592
Artesian Resources Corp. — Class A	26	548
Ameresco, Inc. — Class A*	66	505
Genie Energy Ltd. — Class B*	40	419
Spark Energy, Inc. — Class A	10	158
Total Utilities		199,291

Basic Materials - 1.4%
PolyOne Corp.	294	11,516
Sensient Technologies Corp.	154	10,524
Axiall Corp.	231	8,327
Minerals Technologies, Inc.	114	7,767
Olin Corp.	255	6,872
HB Fuller Co.	166	6,743
Carpenter Technology Corp.	163	6,305
Chemtura Corp.*	221	6,257
Commercial Metals Co.	381	6,126
Balchem Corp.	102	5,683
US Silica Holdings, Inc.	176	5,167
Worthington Industries, Inc.	158	4,749
Kaiser Aluminum Corp.	56	4,652
Stillwater Mining Co.*	397	4,602
A. Schulman, Inc.	96	4,197
Ferro Corp.*	240	4,027
Schweitzer-Mauduit International, Inc.	100	3,987
Quaker Chemical Corp.	44	3,909
Globe Specialty Metals, Inc.	214	3,788
Innophos Holdings, Inc.	69	3,632
Clearwater Paper Corp.*	63	3,610
Innospec, Inc.	80	3,603
Stepan Co.	63	3,409
OM Group, Inc.	100	3,360
Calgon Carbon Corp.	173	3,353
Neenah Paper, Inc.	55	3,243
Hecla Mining Co.	1,219	3,206
PH Glatfelter Co.	142	3,123
Tronox Ltd. — Class A	209	3,058
Coeur Mining, Inc.*	447	2,552
Kraton Performance Polymers, Inc.*	103	2,460
Deltic Timber Corp.	36	2,435
Aceto Corp.	96	2,365
Materion Corp.	66	2,327
AK Steel Holding Corp.*	585	2,264
Intrepid Potash, Inc.*	185	2,209
Horsehead Holding Corp.*	186	2,180
Cliffs Natural Resources, Inc.	496	2,148
Rayonier Advanced Materials, Inc.	132	2,146
Century Aluminum Co.*	162	1,690
Koppers Holdings, Inc.	68	1,681
Schnitzer Steel Industries, Inc. — Class A	87	1,520
Hawkins, Inc.	35	1,414
American Vanguard Corp.	96	1,325
Landec Corp.*	89	1,284
OMNOVA Solutions, Inc.*	154	1,153
Veritiv Corp.*	27	984
KMG Chemicals, Inc.	32	814
Rentech, Inc.*	755	808
Ring Energy, Inc.*	68	761
Kronos Worldwide, Inc.	69	756
Orchids Paper Products Co.	30	722
Energy Fuels, Inc.*	142	632
Oil-Dri Corporation of America	16	486
Uranium Energy Corp.*	298	474
United States Lime & Minerals, Inc.	7	407
Valhi, Inc.	62	351
Ryerson Holding Corp.*	36	328
Total Basic Materials		189,471

Diversified - 0.1%
HRG Group, Inc.*	259	3,366
National Bank Holdings Corp. — Class A	122	2,541
Tiptree Financial, Inc. — Class A	98	711
Resource America, Inc. — Class A	53	446
Total Diversified		7,064

Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	99	3,186

Total Common Stocks
(Cost $5,065,840)		6,216,534

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 109

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16†,*	17	$8
Imperial Holdings, Inc.
$10.75, 10/06/19*	2	—
Magnum Hunter Resources Corp.
$8.50, 04/15/16*	113	—
Total Warrants
(Cost $95)		8

RIGHTS††† - 0.0%
Leap Wireless International, Inc.
Expires 09/17/15*	306	772
Furiex Pharmaceuticals, Inc.
Expires 07/03/17*	25	244
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*	37	22
BioScrip, Inc. ††,*
Expires 07/31/15	235	—
Total Rights
(Cost $359)		1,038

MUTUAL FUNDS†, 2 - 15.8%
Guggenheim Strategy Fund I	87,211	2,173,291
Total Mutual Funds
(Cost $2,172,541)		2,173,291

	Face Amount

REPURCHASE AGREEMENTS††,3 - 14.3%
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	$656,479	656,479
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	656,478	656,478
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	656,478	656,478
Total Repurchase Agreements
(Cost $1,969,435)		1,969,435

SECURITIES LENDING COLLATERAL††,4 - 0.1%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	7,519	7,519
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	1,203	1,203
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	489	489
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	188	188
Total Securities Lending Collateral
(Cost $9,399)		9,399

Total Investments - 75.2%
(Cost $9,217,669)		$10,369,705
Other Assets & Liabilities, net - 24.8%		3,427,125
Total Net Assets - 100.0%		$13,796,830

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Contracts	Unrealized Loss

EQUITY FUTURES CONTRACTS PURCHASED†
September 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $3,744,900)	30	$(6,158)
	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc July 2015 Russell 2000 Index Swap, Terminating 07/31/15[5] (Notional Value $1,010,692)	806	$(22,088)
Credit Suisse Capital, LLC July 2015 Russell 2000 Index Swap, Terminating 07/28/15[5] (Notional Value $1,123,494)	896	(26,147)
Goldman Sachs International July 2015 Russell 2000 Index Swap, Terminating 07/28/15[5] (Notional Value $8,571,772)	6,836	(175,827)
(Total Notional Value $10,705,958)		$(224,062)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs, unless otherwise noted — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 6.
[2]	Affiliated issuer — See Note 12.
[3]	Repurchase Agreements — See Note 5.
[4]	Securities lending collateral — See Note 6.
[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc— Public Limited Company
REIT— Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 111

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments in unaffiliated issuers, at value - including $8,842 of securities loaned (cost $5,066,294)	$6,217,580
Investments in affiliated issuers, at value (cost $2,172,541)	2,173,291
Repurchase agreements, at value (cost $1,978,834)	1,978,834
Total investments (cost $9,217,669)	10,369,705
Foreign currency, at value (cost $11)	11
Segregated cash with broker	1,826,138
Cash	124
Receivables:
Fund shares sold	1,947,336
Dividends	8,435
Securities lending income	140
Total assets	14,151,889

Liabilities:
Unrealized depreciation on swap agreements	224,062
Payable for:
Swap settlement	47,643
Fund shares redeemed	37,955
Return of securities loaned	9,669
Management fees	8,099
Variation margin	6,158
Transfer agent and administrative fees	2,250
Investor service fees	2,250
Securities purchased	1,198
Portfolio accounting fees	900
Miscellaneous	14,875
Total liabilities	355,059
Commitments and contingent liabilities (Note 15)	—
Net assets	$13,796,830

Net assets consist of:
Paid in capital	$17,033,277
Accumulated net investment loss	(45,876)
Accumulated net realized loss on investments	(4,112,387)
Net unrealized appreciation on investments	921,816
Net assets	$13,796,830
Capital shares outstanding	241,317
Net asset value per share	$57.17

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $51)	$38,471
Dividends from securities of affiliated issuers	10,787
Income from securities lending, net	420
Interest	362
Total investment income	50,040

Expenses:
Management fees	50,424
Transfer agent and administrative fees	14,007
Investor service fees	14,007
Portfolio accounting fees	5,602
Professional fees	7,450
Custodian fees	638
Trustees’ fees*	377
Line of credit fees	4
Miscellaneous	1,759
Total expenses	94,268
Net investment loss	(44,228)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	614,298
Investments in affiliated issuers	2,103
Swap agreements	(36,553)
Futures contracts	126,160
Net realized gain	706,008
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(319,351)
Investments in affiliated issuers	750
Swap agreements	(147,619)
Futures contracts	5,054
Net change in unrealized appreciation (depreciation)	(461,166)
Net realized and unrealized gain	244,842
Net increase in net assets resulting from operations	$200,614

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(44,228)	$(109,936)
Net realized gain on investments	706,008	939,596
Net change in unrealized appreciation (depreciation) on investments	(461,166)	(1,886,149)
Net increase (decrease) in net assets resulting from operations	200,614	(1,056,489)

Capital share transactions:
Proceeds from sale of shares	50,360,211	99,520,749
Cost of shares redeemed	(47,848,811)	(99,900,297)
Net increase (decrease) from capital share transactions	2,511,400	(379,548)
Net increase (decrease) in net assets	2,712,014	(1,436,037)

Net assets:
Beginning of period	11,084,816	12,520,853
End of period	$13,796,830	$11,084,816
Accumulated net investment loss at end of period	$(45,876)	$(1,648)

Capital share activity:
Shares sold	897,388	1,961,071
Shares redeemed	(861,390)	(1,997,614)
Net increase (decrease) in shares	35,998	(36,543)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 113

RUSSELL 2000® 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$53.99	$51.77	$32.64	$26.75	$30.45	$22.08
Income (loss) from investment operations:
Net investment income (loss)[b]	(.22)	(.48)	(.34)	(.16)	(.45)	(.27)
Net gain (loss) on investments (realized and unrealized)	3.40	2.70	19.47	6.05	(3.25)	8.64
Total from investment operations	3.18	2.22	19.13	5.89	(3.70)	8.37
Net asset value, end of period	$57.17	$53.99	$51.77	$32.64	$26.75	$30.45

Total Return[c]	5.89%	4.29%	58.56%	22.10%	(12.18%)	37.85%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,797	$11,085	$12,521	$9,320	$11,022	$17,286
Ratios to average net assets:
Net investment income (loss)	(0.79%)	(0.94%)	(0.80%)	(0.53%)	(1.49%)	(1.11%)
Total expenses[d]	1.68%	1.76%	1.74%	1.81%	1.81%	1.74%
Portfolio turnover rate	217%	624%	352%	361%	65%	249%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

114 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2015

INVERSE RUSSELL 2000® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. Government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 3, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holding (% of Total Net Assets)
Guggenheim Strategy Fund I	37.6%

“Largest Holding” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 115

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
INVERSE RUSSELL 2000® STRATEGY FUND

	Shares	Value

MUTUAL FUNDS†, 1 - 37.6%
Guggenheim Strategy Fund I	36,686	$914,211
Total Mutual Funds
(Cost $912,732)		914,211

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 32.4%
Freddie Mac[2]
0.09% due 10/20/15	$500,000	499,847
Federal Home Loan Bank[3]
0.08% due 08/10/15	236,000	235,990
Fannie Mae[2]
0.06% due 08/04/15	50,000	49,998
Total Federal Agency Discount Notes
(Cost $785,839)		785,835

REPURCHASE AGREEMENTS††,4 - 19.8%
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	160,574	160,574
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	160,574	160,574
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	160,574	160,574
Total Repurchase Agreements
(Cost $481,722)		481,722

Total Investments - 89.8%
(Cost $2,180,293)		$2,181,768
Other Assets & Liabilities, net - 10.2%		246,651
Total Net Assets - 100.0%		$2,428,419

	Units	Unrealized Gain

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International July 2015 Russell 2000 Index Swap, Terminating 07/28/15[5] (Notional Value $1,480,022)	1,180	$27,750
Credit Suisse Capital, LLC July 2015 Russell 2000 Index Swap, Terminating 07/28/15[5] (Notional Value $472,054)	376	10,930
Barclays Bank plc July 2015 Russell 2000 Index Swap, Terminating 07/31/15[5] (Notional Value $515,668)	411	10,911
(Total Notional Value $2,467,744)		$49,591

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 12.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Repurchase Agreements — See Note 5.
[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company

116 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $785,839)	$785,835
Investments in affiliated issuers, at value (cost $912,732)	914,211
Repurchase agreements, at value (cost $481,722)	481,722
Total investments (cost $2,180,293)	2,181,768
Segregated cash with broker	520,753
Unrealized appreciation on swap agreements	49,591
Receivables:
Swap settlement	7,018
Dividends	705
Total assets	2,759,835

Liabilities:
Payable for:
Fund shares redeemed	323,897
Management fees	1,832
Securities purchased	704
Transfer agent and administrative fees	509
Investor service fees	509
Portfolio accounting fees	203
Miscellaneous	3,762
Total liabilities	331,416
Commitments and contingent liabilities (Note 16)	—
Net assets	$2,428,419

Net assets consist of:
Paid in capital	$5,658,553
Accumulated net investment loss	(15,035)
Accumulated net realized loss on investments	(3,266,165)
Net unrealized appreciation on investments	51,066
Net assets	$2,428,419
Capital shares outstanding	87,306
Net asset value per share	$27.82

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends from securities of affiliated issuers	$4,026
Interest	247
Total investment income	4,273

Expenses:
Management fees	10,308
Transfer agent and administrative fees	2,863
Investor service fees	2,863
Portfolio accounting fees	1,145
Professional fees	2,072
Custodian fees	188
Trustees’ fees*	105
Miscellaneous	(236)
Total expenses	19,308
Net investment loss	(15,035)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	3
Investments in affiliated issuers	398
Swap agreements	(100,708)
Futures contracts	10,676
Net realized loss	(89,631)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	183
Investments in affiliated issuers	1,479
Swap agreements	30,234
Net change in unrealized appreciation (depreciation)	31,896
Net realized and unrealized loss	(57,735)
Net decrease in net assets resulting from operations	$(72,770)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 117

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(15,035)	$(50,094)
Net realized loss on investments	(89,631)	(238,903)
Net change in unrealized appreciation (depreciation) on investments	31,896	24,376
Net decrease in net assets resulting from operations	(72,770)	(264,621)

Capital share transactions:
Proceeds from sale of shares	30,187,775	66,668,276
Cost of shares redeemed	(29,278,122)	66,878,099
Net increase (decrease) from capital share transactions	909,653	(209,823)
Net increase (decrease) in net assets	836,883	(474,444)

Net assets:
Beginning of period	1,591,536	2,065,980
End of period	$2,428,419	$1,591,536
Accumulated net investment loss at end of period	$(15,035)	$—

Capital share activity:
Shares sold	1,057,216	2,078,686 *
Shares redeemed	(1,023,551)	(2,088,540)*
Net increase (decrease) in shares	33,665	(9,854)*

*

Reverse share split — Capital share activity for the period presented through January 24, 2014 has been restated to reflect a 1:3 reverse share split effective January 24, 2014. See Note 14 in Notes to Financial Statements.

118 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014[e]	Year Ended December 31, 2013[e]	Year Ended December 31, 2012[e]	Year Ended December 31, 2011[e]	Year Ended December 31, 2010[e]
Per Share Data
Net asset value, beginning of period	$29.67	$32.54	$47.06	$57.52	$62.25	$86.02
Income (loss) from investment operations:
Net investment income (loss)[b]	(.19)	(.48)	(.66)	(.90)	(1.08)	(1.23)
Net gain (loss) on investments (realized and unrealized)	(1.66)	(2.39)	(13.86)	(9.56)	(3.65)	(22.54)
Total from investment operations	(1.85)	(2.87)	(14.52)	(10.46)	(4.73)	(23.77)
Net asset value, end of period	$27.82	$29.67	$32.54	$47.06	$57.52	$62.25

Total Return[c]	(6.24%)	(8.85%)	(30.85%)	(18.15%)	(7.61%)	(27.62%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,428	$1,592	$2,066	$3,746	$4,835	$5,647
Ratios to average net assets:
Net investment income (loss)	(1.31%)	(1.50%)	(1.69%)	(1.77%)	(1.77%)	(1.58%)
Total expenses[d]	1.69%	1.76%	1.74%	1.88%	1.82%	1.73%
Portfolio turnover rate	166%	415%	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]

Reverse share split — Per share amounts for the periods presented through January 24, 2014 have been restated to reflect a 1:3 reverse share split effective January 24, 2014. See Note 14 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 119

FUND PROFILE (Unaudited)	June 30, 2015

DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. Government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	12.6%
Goldman Sachs Group, Inc.	5.2%
International Business Machines Corp.	4.0%
3M Co.	3.8%
Boeing Co.	3.4%
Apple, Inc.	3.1%
UnitedHealth Group, Inc.	3.0%
Walt Disney Co.	2.8%
Home Depot, Inc.	2.8%
United Technologies Corp.	2.7%
Top Ten Total	43.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

120 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
DOW 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 65.4%

Financial - 12.8%
Goldman Sachs Group, Inc.	2,797	$583,986
Travelers Companies, Inc.	2,797	270,358
American Express Co.	2,797	217,382
JPMorgan Chase & Co.	2,797	189,525
Visa, Inc. — Class A	2,797	187,819
Total Financial		1,449,070

Industrial - 12.8%
3M Co.	2,797	431,577
Boeing Co.	2,797	388,000
United Technologies Corp.	2,797	310,271
Caterpillar, Inc.	2,797	237,242
General Electric Co.	2,797	74,316
Total Industrial		1,441,406

Consumer, Non-cyclical - 10.6%
UnitedHealth Group, Inc.	2,797	341,234
Johnson & Johnson	2,797	272,597
Procter & Gamble Co.	2,797	218,837
Merck & Company, Inc.	2,797	159,233
Coca-Cola Co.	2,797	109,726
Pfizer, Inc.	2,797	93,783
Total Consumer, Non-cyclical		1,195,410

Consumer, Cyclical - 9.5%
Home Depot, Inc.	2,797	310,831
NIKE, Inc. — Class B	2,797	302,132
McDonald’s Corp.	2,797	265,911
Wal-Mart Stores, Inc.	2,797	198,391
Total Consumer, Cyclical		1,077,265

Technology - 9.0%
International Business Machines Corp.	2,797	454,959
Apple, Inc.	2,797	350,814
Microsoft Corp.	2,797	123,488
Intel Corp.	2,797	85,071
Total Technology		1,014,332

Communications - 4.7%
Walt Disney Co.	2,797	319,249
Verizon Communications, Inc.	2,797	130,368
Cisco Systems, Inc.	2,797	76,806
Total Communications		526,423

Energy - 4.4%
Chevron Corp.	2,797	269,827
Exxon Mobil Corp.	2,797	232,710
Total Energy		502,537

Basic Materials - 1.6%
EI du Pont de Nemours & Co.	2,797	178,868

Total Common Stocks
(Cost $6,752,666)		7,385,311

MUTUAL FUNDS†,1 - 12.6%
Guggenheim Strategy Fund I	57,189	1,425,155
Total Mutual Funds
(Cost $1,422,328)		1,425,155

	Face Amount

REPURCHASE AGREEMENTS††,2 - 8.2%
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	$308,309	308,309
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	308,309	308,309
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	308,308	308,308
Total Repurchase Agreements
(Cost $924,926)		924,926

Total Investments - 86.2%
(Cost $9,099,920)		$9,735,392
Other Assets & Liabilities, net - 13.8%		1,564,414
Total Net Assets - 100.0%		$11,299,806

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 121

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
DOW 2x STRATEGY FUND

	Contracts	Unrealized Loss

EQUITY FUTURES CONTRACTS PURCHASED†
September 2015 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $1,050,000)	12	$(22,434)
	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC July 2015 Dow Jones Industrial Average Index Swap, Terminating 07/28/15[3] (Notional Value $1,460,460)	83	$(28,724)
Barclays Bank plc July 2015 Dow Jones Industrial Average Index Swap, Terminating 07/31/15[3] (Notional Value $12,654,411)	718	(189,613)
(Total Notional Value $14,114,871)		$(218,337)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 12.
[2]	Repurchase Agreements — See Note 5.
[3]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.
plc — Public Limited Company

122 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $6,752,666)	$7,385,311
Investments in affiliated issuers, at value (cost $1,422,328)	1,425,155
Repurchase agreements, at value (cost $924,926)	924,926
Total investments (cost $9,099,920)	9,735,392
Segregated cash with broker	1,780,409
Receivables:
Fund shares sold	26,881
Dividends	4,408
Total assets	11,547,090

Liabilities:
Unrealized depreciation on swap agreements	218,337
Payable for:
Management fees	7,389
Transfer agent and administrative fees	2,052
Investor service fees	2,052
Variation margin	1,200
Securities purchased	1,190
Portfolio accounting fees	821
Fund shares redeemed	113
Miscellaneous	14,130
Total liabilities	247,284
Commitments and contingent liabilities (Note 15)	—
Net assets	$11,299,806

Net assets consist of:
Paid in capital	$11,200,300
Accumulated net investment loss	(15,918)
Accumulated net realized loss on investments	(279,277)
Net unrealized appreciation on investments	394,701
Net assets	$11,299,806
Capital shares outstanding	102,243
Net asset value per share	$110.52

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends from securities of unaffiliated issuers	$78,859
Dividends from securities of affiliated issuers	12,168
Interest	261
Total investment income	91,288

Expenses:
Management fees	56,808
Transfer agent and administrative fees	15,780
Investor service fees	15,780
Portfolio accounting fees	6,312
Professional fees	9,817
Custodian fees	717
Trustees’ fees*	495
Line of credit fees	42
Miscellaneous	1,455
Total expenses	107,206
Net investment loss	(15,918)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	293,346
Investments in affiliated issuers	(2,987)
Swap agreements	(139,087)
Futures contracts	(46,854)
Net realized gain	104,418
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(367,224)
Investments in affiliated issuers	2,827
Swap agreements	75,033
Futures contracts	(32,953)
Net change in unrealized appreciation (depreciation)	(322,317)
Net realized and unrealized loss	(217,899)
Net decrease in net assets resulting from operations	$(233,817)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 123

DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(15,918)	$(38,386)
Net realized gain on investments	104,418	3,652,898
Net change in unrealized appreciation (depreciation) on investments	(322,317)	(1,306,045)
Net increase (decrease) in net assets resulting from operations	(233,817)	2,308,467

Distributions to shareholders from:
Net realized gains	—	(5,862,468)
Total distributions to shareholders	—	(5,862,468)

Capital share transactions:
Proceeds from sale of shares	43,549,139	97,987,597
Distributions reinvested	—	5,862,468
Cost of shares redeemed	(51,994,002)	(104,044,564)
Net decrease from capital share transactions	(8,444,863)	(194,499)
Net decrease in net assets	(8,678,680)	(3,748,500)

Net assets:
Beginning of period	19,978,486	23,726,986
End of period	$11,299,806	$19,978,486
Accumulated net investment loss at end of period	$(15,918)	$—

Capital share activity:
Shares sold	384,032	630,336
Shares issued from reinvestment of distributions	—	53,155
Shares redeemed	(459,213)	(645,658)
Net increase (decrease) in shares	(75,181)	37,833

124 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$112.60	$169.97	$104.48	$89.19	$81.76	$66.04
Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.40)	(.40)	(.29)	(.14)	(.04)
Net gain (loss) on investments (realized and unrealized)	(1.94)	27.20	65.89	15.58	7.57	16.25
Total from investment operations	(2.08)	26.80	65.49	15.29	7.43	16.21
Less distributions from:
Net investment income	—	—	—	—	—	(.49)
Net realized gains	—	(84.17)	—	—	—	—
Total distributions	—	(84.17)	—	—	—	(.49)
Net asset value, end of period	$110.52	$112.60	$169.97	$104.48	$89.19	$81.76

Total Return[c]	(1.85%)	16.80%	62.70%	17.15%	9.09%	24.58%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,300	$19,978	$23,727	$26,618	$19,124	$14,642
Ratios to average net assets:
Net investment income (loss)	(0.25%)	(0.25%)	(0.29%)	(0.29%)	(0.16%)	(0.05%)
Total expenses[d]	1.70%	1.76%	1.72%	1.75%	1.78%	1.73%
Portfolio turnover rate	44%	227%	518%	999%	587%	129%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 125

FUND PROFILE (Unaudited)	June 30, 2015

INVERSE DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. Government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

*	Fund positions at June 30, 2015 did not represent the Fund’s daily target of -200% exposure to the underlying index.

Inception Date: May 3, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holding (% of Total Net Assets)
Guggenheim Strategy Fund I	15.1%

“Largest Holding” excludes any temporary cash or derivative investments.

126 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
INVERSE DOW 2x STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 15.1%
Guggenheim Strategy Fund I1	44,559	$1,110,401
Total Mutual Funds
(Cost $1,108,901)		1,110,401

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 13.6%
Federal Home Loan Bank[2]
0.06% due 09/09/15	$500,000	499,940
Freddie Mac[3]
0.09% due 10/20/15	500,000	499,848
Total Federal Agency Discount Notes
(Cost $999,805)		999,788

REPURCHASE AGREEMENTS††,4 - 11.5%
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	282,633	282,633
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	282,632	282,632
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	282,632	282,632
Total Repurchase Agreements
(Cost $847,897)		847,897

Total Investments - 40.2%
(Cost $2,956,603)		$2,958,086
Other Assets & Liabilities, net - 59.8%		4,393,941
Total Net Assets - 100.0%		$7,352,027

	Contracts	Unrealized Gain

EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2015 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $525,000)	6	$16,759
	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc July 2015 Dow Jones Industrial Average Index Swap, Terminating 07/31/15[5] (Notional Value $4,366,337)	248	$58,843
Credit Suisse Capital, LLC July 2015 Dow Jones Industrial Average Index Swap, Terminating 07/28/15[5] (Notional Value $1,765,423)	100	34,541
(Total Notional Value $6,131,760)		$93,384

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 12.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 5.
[5]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 127

INVERSE DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $999,805)	$999,788
Investments in affiliated issuers, at value (cost $1,108,901)	1,110,401
Repurchase agreements, at value (cost $847,897)	847,897
Total investments (cost $2,956,603)	2,958,086
Segregated cash with broker	775,587
Unrealized appreciation on swap agreements	93,384
Receivables:
Fund shares sold	3,999,781
Swap settlement	15,472
Dividends	927
Variation margin	646
Total assets	7,843,883

Liabilities:
Payable for:
Fund shares redeemed	480,509
Management fees	3,100
Securities purchased	927
Transfer agent and administrative fees	861
Investor service fees	861
Portfolio accounting fees	344
Miscellaneous	5,254
Total liabilities	491,856
Commitments and contingent liabilities (Note 15)	—
Net assets	$7,352,027

Net assets consist of:
Paid in capital	$19,588,181
Accumulated net investment loss	(28,374)
Accumulated net realized loss on investments	(12,319,406)
Net unrealized appreciation on investments	111,626
Net assets	$7,352,027
Capital shares outstanding	222,710
Net asset value per share	$33.01

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends from securities of affiliated issuers	$3,556
Interest	364
Total investment income	3,920

Expenses:
Management fees	17,109
Transfer agent and administrative fees	4,753
Investor service fees	4,753
Portfolio accounting fees	1,901
Professional fees	3,053
Custodian fees	259
Trustees’ fees*	155
Miscellaneous	311
Total expenses	32,294
Net investment loss	(28,374)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(168)
Investments in affiliated issuers	120
Swap agreements	162,452
Futures contracts	(18,753)
Net realized gain	143,651
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	266
Investments in affiliated issuers	1,500
Swap agreements	34,771
Futures contracts	16,759
Net change in unrealized appreciation (depreciation)	53,296
Net realized and unrealized gain	196,947
Net increase in net assets resulting from operations	$168,573

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

128 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(28,374)	$(69,599)
Net realized gain (loss) on investments	143,651	(718,096)
Net change in unrealized appreciation (depreciation) on investments	53,296	87,976
Net increase (decrease) in net assets resulting from operations	168,573	(699,719)

Capital share transactions:
Proceeds from sale of shares	57,138,429	157,260,978
Cost of shares redeemed	(52,260,323)	(156,833,385)
Net increase from capital share transactions	4,878,106	427,593
Net increase (decrease) in net assets	5,046,679	(272,126)

Net assets:
Beginning of period	2,305,348	2,577,474
End of period	$7,352,027	$2,305,348
Accumulated net investment loss at end of period	$(28,374)	$—

Capital share activity:
Shares sold	1,761,345	4,026,631 *
Shares redeemed	(1,606,191)	(4,018,248)*
Net increase in shares	155,154	8,383 *

*

Reverse share split — Capital share activity for the period presented through January 24, 2014 has been restated to reflect a 1:10 reverse share split effective January 24, 2014. See Note 14 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 129

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014[e]	Year Ended December 31, 2013[e]	Year Ended December 31, 2012[e]	Year Ended December 31, 2011[e]	Year Ended December 31, 2010[e]
Per Share Data
Net asset value, beginning of period	$34.12	$43.56	$77.69	$100.18	$137.41	$197.08
Income (loss) from investment operations:
Net investment income (loss)[b]	(.24)	(.60)	(.94)	(1.38)	(2.07)	(2.74)
Net gain (loss) on investments (realized and unrealized)	(.87)	(8.83)	(33.19)	(21.11)	(35.16)	(56.93)
Total from investment operations	(1.11)	(9.43)	(34.13)	(22.49)	(37.23)	(59.67)
Net asset value, end of period	$33.01	$34.13	$43.56	$77.69	$100.18	$137.41

Total Return[c]	(3.22%)	(21.77%)	(43.89%)	(22.46%)	(27.07%)	(30.29%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,352	$2,305	$2,577	$5,148	$6,972	$15,045
Ratios to average net assets:
Net investment income (loss)	(1.49%)	(1.51%)	(1.67%)	(1.64%)	(1.73%)	(1.59%)
Total expenses[d]	1.70%	1.77%	1.72%	1.75%	1.78%	1.74%
Portfolio turnover rate	131%	247%	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]

Reverse share split — Per share amounts for the periods presented through January 24, 2014 have been restated to reflect a 1:10 reverse share split effective January 24, 2014. See Note 14 in Notes to Financial Statements.

130 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2015

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The Fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. Government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: August 18, 1997

The Fund invests principally in U.S. Government securities and in derivative investments such as futures contracts.

Largest Holdings (% of Total Net Assets)
U.S. Treasury Bond	31.1%
Guggenheim Strategy Fund I	29.8%
Total	60.9%

“Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 131

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

	Shares	Value

MUTUAL FUNDS†,1 - 29.8%
Guggenheim Strategy Fund I	141,782	$3,533,216
Total Mutual Funds
(Cost $3,533,123)		3,533,216

	Face Amount

U.S. GOVERNMENT SECURITIES†† - 31.1%
U.S. Treasury Bond
3.00% due 05/15/45	$3,780,000	3,687,272
Total U.S. Government Securities
(Cost $3,686,952)		3,687,272

FEDERAL AGENCY DISCOUNT NOTES†† - 29.6%
Federal Farm Credit Bank[2]
0.18% due 01/14/16	1,500,000	1,498,850
0.05% due 07/01/15	500,000	500,000
Total Federal Farm Credit Bank		1,998,850
Federal Home Loan Bank[2]
0.04% due 07/06/15	600,000	599,997
0.06% due 09/09/15	600,000	599,929
Total Federal Home Loan Bank		1,199,926
Fannie Mae[3]
0.05% due 07/06/15	300,000	299,998
Total Federal Agency Discount Notes
(Cost $3,498,448)		3,498,774

Total Investments - 90.5%
(Cost $10,718,523)		$10,719,262
Other Assets & Liabilities, net - 9.5%		1,118,736
Total Net Assets - 100.0%		$11,837,998

	Contracts	Unrealized Gain

INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2015 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $10,533,401)	82	$74,905

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 12.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

132 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $7,185,400)	$7,186,046
Investments in affiliated issuers, at value (cost $3,533,123)	3,533,216
Total investments (cost $10,718,523)	10,719,262
Segregated cash with broker	273,600
Receivables:
Securities sold	1,560,750
Interest	26,731
Dividends	573
Fund shares sold	49
Total assets	12,580,965

Liabilities:
Overdraft due to custodian bank	445,852
Payable for:
Fund shares redeemed	200,099
Variation margin	44,712
Management fees	5,726
Investor service fees	2,863
Transfer agent and administrative fees	2,290
Portfolio accounting fees	1,145
Securities purchased	405
Miscellaneous	39,875
Total liabilities	742,967
Commitments and contingent liabilities (Note 15)	—
Net assets	$11,837,998

Net assets consist of:
Paid in capital	$22,037,789
Undistributed net investment income	1,163
Accumulated net realized loss on investments	(10,276,598)
Net unrealized appreciation on investments	75,644
Net assets	$11,837,998
Capital shares outstanding	287,285
Net asset value per share	$41.21

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Interest	$198,133
Dividends from securities of affiliated issuers	17,870
Total investment income	216,003

Expenses:
Management fees	60,386
Transfer agent and administrative fees	24,154
Investor service fees	30,193
Portfolio accounting fees	12,077
Professional fees	20,274
Custodian fees	1,367
Trustees’ fees*	1,044
Line of credit fees	18
Miscellaneous	(4,852)
Total expenses	144,661
Net investment income	71,342

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(362,702)
Investments in affiliated issuers	1,132
Futures contracts	172,520
Net realized loss	(189,050)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(455,922)
Investments in affiliated issuers	93
Futures contracts	(1,033,660)
Net change in unrealized appreciation (depreciation)	(1,489,489)
Net realized and unrealized loss	(1,678,539)
Net decrease in net assets resulting from operations	$(1,607,197)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 133

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$71,342	$199,437
Net realized gain (loss) on investments	(189,050)	5,856,530
Net change in unrealized appreciation (depreciation) on investments	(1,489,489)	1,658,981
Net increase (decrease) in net assets resulting from operations	(1,607,197)	7,714,948

Distributions to shareholders from:
Net investment income	(70,179)	(202,543)
Total distributions to shareholders	(70,179)	(202,543)

Capital share transactions:
Proceeds from sale of shares	86,873,405	357,749,477
Distributions reinvested	70,179	202,543
Cost of shares redeemed	(101,431,246)	(347,455,119)
Net increase (decrease) from capital share transactions	(14,487,662)	10,496,901
Net increase (decrease) in net assets	(16,165,038)	18,009,306

Net assets:
Beginning of period	28,003,036	9,993,730
End of period	$11,837,998	$28,003,036
Undistributed net investment income at end of period	$1,163	$—

Capital share activity:
Shares sold	1,879,577	9,030,221	*
Shares issued from reinvestment of distributions	1,550	5,147	*
Shares redeemed	(2,212,409)	(8,711,790	)*
Net increase (decrease) in shares	(331,282)	323,578	*

*

Reverse share split — Capital share activity for the period presented through January 24, 2014 has been restated to reflect a 1:3 reverse share split effective January 24, 2014. See Note 14 in Notes to Financial Statements.

134 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014[f]	Year Ended December 31, 2013[f]	Year Ended December 31, 2012[f]	Year Ended December 31, 2011[e,f]	Year Ended December 31, 2010[e,f]
Per Share Data
Net asset value, beginning of period	$45.27	$33.88	$45.61	$59.16	$42.61	$39.55
Income (loss) from investment operations:
Net investment income (loss)[b]	.14	.29	.33	.42	.87	1.02
Net gain (loss) on investments (realized and unrealized)	(4.05)	11.38	(8.52)	1.96	16.55	3.00
Total from investment operations	(3.91)	11.67	(8.19)	2.38	17.42	4.02
Less distributions from:
Net investment income	(.15)	(.28)	(.33)	(.42)	(.87)	(.96)
Net realized gains	—	—	(3.21)	(15.51)	—	—
Total distributions	(.15)	(.28)	(3.54)	(15.93)	(.87)	(.96)
Net asset value, end of period	$41.21	$45.27	$33.88	$45.61	$59.16	$42.61

Total Return[c]	(8.67%)	34.67%	(18.25%)	3.01%	41.52%	10.14%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,838	$28,003	$9,994	$21,149	$41,258	$16,833
Ratios to average net assets:
Net investment income (loss)	0.59%	0.72%	0.78%	0.71%	1.81%	2.39%
Total expenses[d]	1.20%	1.26%	1.24%	1.28%	1.29%	1.25%
Portfolio turnover rate	733%	1,763%	3,661%	3,230%	2,585%	2,452%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through December 1, 2011 have been restated to reflect a 1:2 reverse share split effective December 2, 2011.
[f]

Reverse share split — Per share amounts for the periods presented through January 24, 2014 have been restated to reflect a 1:3 reverse share split effective January 24, 2014. See Note 14 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 135

FUND PROFILE (Unaudited)	June 30, 2015

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

OBJECTIVE: Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. Government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 1, 2003

The Fund invests principally in short sales and derivative investments such as futures contracts.

Largest Long Holding (% of Total Net Assets)
Guggenheim Strategy Fund I	24.4%

“Largest Long Holding” excludes any temporary cash or derivative investments.

136 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

	Shares	Value

MUTUAL FUNDS†,1 - 24.4%
Guggenheim Strategy Fund I	113,432	$2,826,729
Total Mutual Funds
(Cost $2,827,652)		2,826,729

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 30.5%
Federal Home Loan Bank[2]
0.17% due 12/09/15	$1,000,000	999,423
0.13% due 11/18/15	700,000	699,700
Total Federal Home Loan Bank		1,699,123
Fannie Mae[3]
0.04% due 07/29/15	1,200,000	1,199,963
Federal Farm Credit Bank[2]
0.05% due 07/01/15	500,000	500,000
Farmer Mac
0.08% due 07/17/15	131,000	130,995
Total Federal Agency Discount Notes
(Cost $3,529,844)		3,530,081

REPURCHASE AGREEMENTS†† - 113.9%
Individual Repurchase Agreement[5]
Barclays Capital issued 06/30/15 at (0.25)% due 07/01/15 (secured by a U.S. Treasury Bond, at a rate of 3.00% and maturing 05/15/45 as collateral, with a value of $8,426,666) to be repurchased at $8,261,380	8,261,438	8,261,438
Joint Repurchase Agreements[4]
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	1,644,384	1,644,384
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	1,644,384	1,644,384
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	1,644,384	1,644,384
Total Repurchase Agreements
(Cost $13,194,590)		13,194,590

Total Investments - 168.8%
(Cost $19,552,086)		$19,551,400

U.S. Government Securities Sold Short†† - (75.4)%
U.S. Treasury Bond
3.00% due 05/15/45	8,950,000	(8,730,445)
Total U.S. Government Securities Sold Short
(Proceeds $8,932,453)		(8,730,445)
Other Assets & Liabilities, net - 6.6%		766,989
Total Net Assets - 100.0%		$11,587,944

	Contracts	Unrealized Gain

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
September 2015 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $3,377,000)	22	$29,436

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 12.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 5.
[5]	All or a portion of this security is pledged as short collateral at June 30, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 137

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $3,529,844)	$3,530,081
Investments in affiliated issuers, at value (cost $2,827,652)	2,826,729
Repurchase agreements, at value (cost $13,194,590)	13,194,590
Total investments (cost $19,552,086)	19,551,400
Segregated cash with broker	83,600
Receivables:
Fund shares sold	411,151
Securities sold	390,187
Variation margin	13,750
Dividends	2,083
Interest	1,481
Total assets	20,453,652

Liabilities:
Securities sold short, at value (proceeds $8,932,453)	8,730,445
Payable for:
Fund shares redeemed	75,524
Management fees	7,271
Securities purchased	2,027
Transfer agent and administrative fees	2,020
Investor service fees	2,020
Portfolio accounting fees	808
Miscellaneous	45,593
Total liabilities	8,865,708
Commitments and contingent liabilities (Note 15)	—
Net assets	$11,587,944

Net assets consist of:
Paid in capital	$18,163,521
Accumulated net investment loss	(122,138)
Accumulated net realized loss on investments	(6,684,197)
Net unrealized appreciation on investments	230,758
Net assets	$11,587,944
Capital shares outstanding	306,539
Net asset value per share	$37.80

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends from securities of affiliated issuers	$12,789
Total investment income	12,789

Expenses:
Management fees	34,422
Transfer agent and administrative fees	9,562
Investor service fees	9,562
Portfolio accounting fees	3,825
Short interest expense	72,505
Professional fees	6,795
Custodian fees	436
Trustees’ fees*	335
Miscellaneous	(2,515)
Total expenses	134,927
Net investment loss	(122,138)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(1,244)
Futures contracts	(65,497)
Securities sold short	102,021
Net realized gain	35,280
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	9,088
Investments in affiliated issuers	(923)
Securities sold short	208,726
Futures contracts	163,134
Net change in unrealized appreciation (depreciation)	380,025
Net realized and unrealized gain	415,305
Net increase in net assets resulting from operations	$293,167

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

138 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(122,138)	$(419,114)
Net realized gain (loss) on investments	35,280	(2,790,846)
Net change in unrealized appreciation (depreciation) on investments	380,025	(478,405)
Net increase (decrease) in net assets resulting from operations	293,167	(3,688,365)

Distributions to shareholders from:
Net realized gains	—	(676,637)
Total distributions to shareholders	—	(676,637)

Capital share transactions:
Proceeds from sale of shares	48,352,370	178,668,426
Distributions reinvested	—	676,637
Cost of shares redeemed	(43,652,266)	(187,983,376)
Net increase (decrease) from capital share transactions	4,700,104	(8,638,313)
Net increase (decrease) in net assets	4,993,271	(13,003,315)

Net assets:
Beginning of period	6,594,673	19,597,988
End of period	$11,587,944	$6,594,673
Accumulated net investment loss at end of period	$(122,138)	$—

Capital share activity:
Shares sold	1,347,675	3,858,218 *
Shares issued from reinvestment of distributions	—	17,421 *
Shares redeemed	(1,223,551)	(4,061,142)*
Net increase (decrease) in shares	124,124	(185,503)*

*

Reverse share split — Capital share activity for the period presented through January 24, 2014 has been restated to reflect a 1:5 reverse share split effective January 24, 2014. See Note 14 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 139

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014[e]	Year Ended December 31, 2013[e]	Year Ended December 31, 2012[e]	Year Ended December 31, 2011[e]	Year Ended December 31, 2010[e]
Per Share Data
Net asset value, beginning of period	$36.15	$53.27	$46.20	$49.27	$70.80	$81.19
Income (loss) from investment operations:
Net investment income (loss)[b]	(.56)	(1.80)	(1.80)	(1.70)	(3.15)	(3.65)
Net gain (loss) on investments (realized and unrealized)	2.21	(11.20)	8.87	(1.37)	(18.38)	(6.74)
Total from investment operations	1.65	(13.00)	7.07	(3.07)	(21.53)	(10.39)
Less distributions from:
Net realized gains	—	(4.12)	—	—	—	—
Total distributions	—	(4.12)	—	—	—	—
Net asset value, end of period	$37.80	$36.15	$53.27	$46.20	$49.27	$70.80

Total Return[c]	4.56%	(24.91%)	15.26%	(6.19%)	(30.44%)	(12.81%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,588	$6,595	$19,598	$8,370	$6,822	$17,181
Ratios to average net assets:
Net investment income (loss)	(3.19%)	(3.90%)	(3.56%)	(3.53%)	(4.83%)	(5.12%)
Total expenses[d,f]	3.53%	4.10%	3.59%	3.70%	4.89%	5.31%
Portfolio turnover rate	1,282%	2,537%	5,999%	6,326%	2,031%	3,555%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]

Reverse share split — Per share amounts for the periods presented through January 24, 2014 have been restated to reflect a 1:5 reverse share split effective January 24, 2014. See Note 14 in Notes to Financial Statements.

[f]	Total expenses may include interest expense related to short sales. Excluding interest expense, the operating expense ratios for the periods ended June 30, 2015 and years ended December 31 would be:

06/30/15	2014	2013	2012	2011	2010
1.65%	1.71%	1.69%	1.72%	1.76%	1.70%

140 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2015

HIGH YIELD STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. Government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 15, 2014

The Fund invests principally in derivative investments such as high yield credit default swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	25.6%
Guggenheim Strategy Fund II	23.9%
iShares iBoxx $ High Yield Corporate Bond ETF	7.5%
SPDR Barclays High Yield Bond ETF	6.3%
Total	63.3%

“Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 141

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
HIGH YIELD STRATEGY FUND

	Shares	Value

EXCHANGE-TRADED FUNDS† - 13.9%
iShares iBoxx $ High Yield Corporate Bond ETF	5,376	$477,389
SPDR Barclays High Yield Bond ETF	10,437	401,094
Total Exchange-Traded Funds
(Cost $893,089)		878,483

MUTUAL FUNDS†,1 - 49.4%
Guggenheim Strategy Fund I	64,888	1,616,999
Guggenheim Strategy Fund II	60,652	1,510,852
Total Mutual Funds
(Cost $3,126,055)		3,127,851

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 11.1%
Freddie Mac[2]
0.09% due 10/20/15	$700,000	699,787
Total Federal Agency Discount Notes
(Cost $699,808)		699,787
REPURCHASE AGREEMENTS††,3 - 19.4%
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	409,627	409,627
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	409,626	409,626
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	409,626	409,626
Total Repurchase Agreements
(Cost $1,228,879)		1,228,879

Total Investments - 93.8%
(Cost $5,947,831)		$5,935,000
Other Assets & Liabilities, net - 6.2%		391,324
Total Net Assets - 100.0%		$6,326,324

	Contracts	Unrealized Loss

INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2015 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $4,766,875)	40	$(6,214)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT PROTECTION SOLD††,4

Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Unamortized Upfront Premiums Paid	Unrealized Depreciation
CDX.NA.HY.24 Index	Barclays Bank plc	5.00%	06/20/20	$5,445,000	$(5,786,778)	$348,728	$(6,950)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 12.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5.
[4]	Credit Default Swaps — See Note 7.

142 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $1,592,897)	$1,578,270
Investments in affiliated issuers, at value (cost $3,126,055)	3,127,851
Repurchase agreements, at value (cost $1,228,879)	1,228,879
Total investments (cost $5,947,831)	5,935,000
Unamortized upfront premiums paid on credit default swaps	348,728
Segregated cash with broker	36,000
Receivables:
Fund shares sold	45,998
Interest	6,724
Securities sold	6,213
Dividends	4,594
Total assets	6,383,257

Liabilities:
Segregated cash from broker	16,133
Unrealized depreciation on swap agreements	6,950
Payable for:
Management fees	9,225
Variation margin	5,000
Securities purchased	4,595
Transfer agent and administrative fees	3,075
Investor service fees	3,075
Portfolio accounting fees	1,230
Fund shares redeemed	49
Miscellaneous	7,601
Total liabilities	56,933
Commitments and contingent liabilities (Note 15)	—
Net assets	$6,326,324

Net assets consist of:
Paid in capital	$6,261,209
Accumulated net investment loss	(15,202)
Accumulated net realized gain on investments	106,312
Net unrealized depreciation on investments	(25,995)
Net assets	$6,326,324
Capital shares outstanding	247,063
Net asset value per share	$25.61

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends from securities of unaffiliated issuers	$51,700
Dividends from securities of affiliated issuers	18,962
Interest	989
Total investment income	71,651

Expenses:
Management fees	58,415
Transfer agent and administrative fees	19,472
Investor service fees	19,472
Portfolio accounting fees	7,788
Custodian fees	890
Trustees’ fees*	109
Miscellaneous	8,476
Total expenses	114,622
Net investment loss	(42,971)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(18,235)
Investments in affiliated issuers	1,483
Swap agreements	157,205
Futures contracts	(20,618)
Net realized gain	119,835
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(13,000)
Investments in affiliated issuers	1,796
Swap agreements	(55,426)
Futures contracts	(4,733)
Net change in unrealized appreciation (depreciation)	(71,363)
Net realized and unrealized gain	48,472
Net increase in net assets resulting from operations	$5,501

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 143

HIGH YIELD STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Period Ended December 31, 2014[a]
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(42,971)	$(4,351)
Net realized gain on investments	119,835	18,597
Net change in unrealized appreciation (depreciation) on investments	(71,363)	45,368
Net increase in net assets resulting from operations	5,501	59,614

Capital share transactions:
Proceeds from sale of shares	25,220,221	4,218,387
Cost of shares redeemed	(22,959,064)	(218,335)
Net increase from capital share transactions	2,261,157	4,000,052
Net increase in net assets	2,266,658	4,059,666

Net assets:
Beginning of year	4,059,666	—
End of year	$6,326,324	$4,059,666
Accumulated net investment loss/Undistributed net investment income at end of year	$(15,202)	$27,769

Capital share activity:
Shares sold	978,583	168,601
Shares redeemed	(891,520)	(8,601)
Net increase in shares	87,063	160,000

[a]	Since commencement of operations: October 15, 2014.

144 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Period Ended December 31, 2014[b]
Per Share Data
Net asset value, beginning of period	$25.37	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.07)	(.03)
Net gain (loss) on investments (realized and unrealized)	.31	.40
Total from investment operations	.24	.37
Net asset value, end of period	$25.61	$25.37

Total Return[d]	0.95%	1.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,326	$4,060
Ratios to average net assets:
Net investment income (loss)	(0.55%)	(0.51%)
Total expenses[e]	1.47%	1.57%
Portfolio turnover rate	159%	—

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: October 15, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 145

FUND PROFILE (Unaudited)	June 30, 2015

U.S. GOVERNMENT MONEY MARKET FUND

OBJECTIVE: Seeks to provide security of principal, high current income, and liquidity.

Holdings Diversification (Market Exposure as % of Net Assets)

FADN — Federal Agency Discount Notes

Inception Date: May 7, 1997

The Fund invests principally in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and enters into repurchase agreements fully collateralized by U.S. government securities.

146 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
U.S. GOVERNMENT MONEY MARKET FUND

	Face Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 71.1%
Federal Home Loan Bank[1]
0.05% due 08/07/15	$8,276,000	$8,275,575
0.05% due 07/01/15	5,000,000	5,000,000
0.08% due 07/29/15	5,000,000	4,999,689
0.05% due 08/19/15	3,600,000	3,599,770
0.07% due 08/14/15	3,000,000	2,999,743
0.07% due 08/26/15	3,000,000	2,999,650
0.09% due 09/08/15	2,000,000	1,999,655
0.15% due 12/04/15	2,000,000	1,998,700
0.14% due 11/12/15	1,873,000	1,872,024
0.15% due 11/18/15	1,200,000	1,199,277
0.06% due 07/24/15[2]	1,085,000	1,084,958
0.17% due 12/09/15	1,000,000	999,240
Total Federal Home Loan Bank		37,028,281
Federal Farm Credit Bank[1]
0.01% due 07/01/15	20,000,000	20,000,000
Freddie Mac[2]
0.09% due 08/17/15	5,000,000	4,999,412
0.12% due 08/04/15	5,000,000	4,999,409
Total Freddie Mac		9,998,821
Farmer Mac[1]
0.12% due 09/01/15	5,000,000	4,998,967
0.07% due 09/10/15	3,000,000	2,999,586
0.07% due 07/28/15	480,000	479,973
Total Farmer Mac		8,478,526
Fannie Mae[2]
0.13% due 09/02/15	5,000,000	4,998,863
0.04% due 07/01/15	1,405,000	1,405,000
Total Fannie Mae		6,403,863
Total Federal Agency Discount Notes
(Cost $81,909,491)		81,909,491

COMMERCIAL PAPER†† - 14.7%
ABN Amro Funding USA LLC
0.26% due 08/05/15	2,000,000	1,999,496
0.23% due 07/28/15	250,000	249,957
0.25% due 08/05/15	250,000	249,937
Total ABN Amro Funding USA LLC		2,499,390
Banco Santander Chile
0.28% due 07/01/15	2,000,000	2,000,000
Nordea Bank AB
0.19% due 08/17/15	2,000,000	1,999,504
Swedbank AB
0.25% due 09/29/15	2,000,000	1,998,750
Sheffield Receivables Corp.
0.36% due 10/28/15	2,000,000	1,997,620
Bank of Nova Scotia
0.32% due 11/12/15	2,000,000	1,997,618
BASF SE
0.56% due 04/25/16	1,500,000	1,493,023
ING US Funding LLC
0.27% due 08/11/15	1,000,000	999,693
Skandinaviska Enskilda Banken AB
0.37% due 11/17/15	1,000,000	998,571
Natixis NY Branch
0.30% due 08/11/15	900,000	899,693
Total Commercial Paper
(Cost $16,883,862)		16,883,862

REPURCHASE AGREEMENTS††,3 - 13.0%
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	4,987,949	4,987,949
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	4,987,949	4,987,949
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	4,987,948	4,987,948
Total Repurchase Agreements
(Cost $14,963,846)		14,963,846

Total Investments - 98.8%
(Cost $113,757,199)		$113,757,199
Other Assets & Liabilities, net - 1.2%		1,438,937
Total Net Assets - 100.0%		$115,196,136

††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 147

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments, at value (cost $98,793,353)	$98,793,353
Repurchase agreements, at value (cost $14,963,846)	14,963,846
Total investments (cost $113,757,199)	113,757,199
Cash	104
Receivables:
Fund shares sold	4,460,466
Interest	17
Total assets	118,217,786

Liabilities:
Payable for:
Fund shares redeemed	2,904,985
Portfolio accounting fees	1,669
Miscellaneous	114,996
Total liabilities	3,021,650
Commitments and contingent liabilities (Note 15)	—
Net assets	$115,196,136

Net assets consist of:
Paid in capital	$115,196,743
Undistributed net investment income	1
Accumulated net realized loss on investments	(608)
Net unrealized appreciation on investments	—
Net assets	$115,196,136
Capital shares outstanding	115,216,345
Net asset value per share	$1.00

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Interest	$31,456
Total investment income	31,456

Expenses:
Management fees	219,079
Transfer agent and administrative fees	87,633
Investor service fees	109,540
Portfolio accounting fees	43,816
Professional fees	68,125
Custodian fees	4,985
Trustees’ fees*	3,425
Line of credit fees	521
Miscellaneous	(17,144)
Total expenses	519,980
Less:
Expenses waived by service company	(129,338)
Expenses waived by distributor	(109,542)
Expenses waived by Adviser	(249,661)
Total waived expenses	(488,541)
Net expenses	31,439
Net investment income	17

NET REALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,736
Net realized gain	1,736
Net increase in net assets resulting from operations	$1,753

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

148 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$17	$37
Net realized gain (loss) on investments	1,736	(2,344)
Net increase (decrease) in net assets resulting from operations	1,753	(2,307)

Distributions to shareholders from:
Net investment income	(16)	(44)
Total distributions to shareholders	(16)	(44)

Capital share transactions:
Proceeds from sale of shares	267,298,676	561,541,917
Distributions reinvested	16	44
Cost of shares redeemed	(250,462,271)	(561,836,972)
Net increase (decrease) from capital share transactions	16,836,421	(295,011)
Net increase (decrease) in net assets	16,838,158	(297,362)

Net assets:
Beginning of period	98,357,978	98,655,340
End of period	$115,196,136	$98,357,978
Undistributed net investment income at end of period	$1	$—

Capital share activity:
Shares sold	267,298,676	561,541,917
Shares issued from reinvestment of distributions	16	44
Shares redeemed	(250,462,271)	(561,836,972)
Net increase (decrease) in shares	16,836,421	(295,011)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 149

U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	— [b]	— [b]	— [b]	— [b]	— [b]	— [b]
Total from investment operations	— [b]	— [b]	— [b]	— [b]	— [b]	— [b]
Less distributions from:
Net investment income	(—)[b]	(—)[b]	(—)[b]	(—)[b]	(—)[b]	(—)[b]
Net realized gains	—	—	(—)[b]	(—)[b]	—	—
Total distributions	(—)[b]	(—)[b]	(—)[b]	(—)[b]	(—)[b]	(—)[b]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[c]	0.00%	0.00%	0.00%	0.00%	0.00%	0.01%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$115,196	$98,358	$98,655	$130,981	$196,640	$207,782
Ratios to average net assets:
Net investment income (loss)	— [e]	— [e]	— [e]	— [e]	— [e]	0.01%
Total expenses	1.19%	1.26%	1.23%	1.27%	1.29%	1.25%
Net expenses[d]	0.07%	0.05%	0.07%	0.13%	0.09%	0.18%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Less than $0.01 per share.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Net expense information reflects the expense ratios after expense waivers.
[e]	Less than 0.01%.

150 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts. At June 30, 2015, the Trust consisted of fifty-two funds.

This report covers the Nova Fund, Inverse S&P 500® Strategy Fund, NASDAQ-100® Fund, Inverse NASDAQ-100® Strategy Fund, S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000® 2x Strategy Fund, Russell 2000® 1.5x Strategy Fund, Inverse Russell 2000® Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund and U.S. Government Money Market Fund (the “Funds”).

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has

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been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

With the exception of the U.S. Government Money Market Fund, U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Other debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, which approximates market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security). In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

C. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market

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value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

D. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

Credit default swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Upfront payments received or made by a Fund on credit default swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

F. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

G. Dividends from net investment income are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared at least annually. Normally, all such distributions of a fund will automatically be reinvested without charge in additional shares of the same fund. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

H. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

I. Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

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2. Financial Instruments

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment from the buyer to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer.

The leveraged Funds described in this report use derivative instruments to achieve leveraged exposure to their respective underlying indices. Since these Funds’ investment strategy involves consistently applied leverage, the value of the Funds’ shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

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3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at their annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Nova Fund	0.75%
Inverse S&P 500® Strategy Fund	0.90%
NASDAQ-100® Fund	0.75%
Inverse NASDAQ-100® Strategy Fund	0.90%
S&P 500® 2x Strategy Fund	0.90%
NASDAQ-100® 2x Strategy Fund	0.90%
Mid-Cap 1.5x Strategy Fund	0.90%
Inverse Mid-Cap Strategy Fund	0.90%
Russell 2000® 2x Strategy Fund	0.90%
Russell 2000® 1.5x Strategy Fund	0.90%
Inverse Russell 2000® Strategy Fund	0.90%
Dow 2x Strategy Fund	0.90%
Inverse Dow 2x Strategy Fund	0.90%
Government Long Bond 1.2x Strategy Fund	0.50%
Inverse Government Long Bond Strategy Fund	0.90%
High Yield Strategy Fund	0.75%
U.S. Government Money Market Fund	0.50%

RFS provides transfer agent and administrative services to the Funds for fees calculated at the annualized rates below, based on the average daily net assets of the Funds. For these services, RFS receives the following:

Fund	Transfer Agent and Administrative Fees (as a % of Net Assets)
Government Long Bond 1.2x Strategy Fund	0.20%
U.S. Government Money Market Fund	0.20%
Remaining Funds	0.25%

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of Net Assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted an Investor Services Plan for which GFD and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

GI and its affiliates have voluntarily agreed to waive their fees, including but not limited to accounting, shareholder investor services and investment advisory fees, in an attempt to maintain a positive net yield for the U.S. Government Money Market Fund. GI or its affiliates may terminate this voluntary waiver at any time upon notice to the Fund. When shareholder investor services fees are waived, dealer compensation will be reduced to the extent of such waiver.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

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The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ investments at June 30, 2015:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Nova Fund	$25,009,681	$—	$10,022,957	$17,619	$—	$35,050,257
Inverse S&P 500® Strategy Fund	2,522,015	—	5,708,741	174,881	—	8,405,637
NASDAQ-100® Fund	81,487,102	—	3,943,228	—	—	85,430,330
Inverse NASDAQ-100® Strategy Fund	709,619	—	2,366,642	18,072	—	3,094,333
S&P 500® 2x Strategy Fund	19,402,996	—	10,961,437	—	—	30,364,433
NASDAQ-100® 2x Strategy Fund	33,670,971	—	4,172,410	—	—	37,843,381
Mid-Cap 1.5x Strategy Fund	6,207,811	—	1,585,249	—	—	7,793,060
Inverse Mid-Cap Strategy Fund	202,124	—	415,490	17,456	—	635,070
Russell 2000® 2x Strategy Fund	3,366,917	—	2,483,301	—	271	5,850,489
Russell 2000® 1.5x Strategy Fund	8,389,833	—	1,978,834	—	1,038	10,369,705
Inverse Russell 2000® Strategy Fund	914,211	—	1,267,557	49,591	—	2,231,359
Dow 2x Strategy Fund	8,810,466	—	924,926	—	—	9,735,392
Inverse Dow 2x Strategy Fund	1,110,401	16,759	1,847,685	93,384	—	3,068,229
Government Long Bond 1.2x Strategy Fund	3,533,216	74,905	7,186,046	—	—	10,794,167
Inverse Government Long Bond Strategy Fund	2,826,729	29,436	16,724,671	—	—	19,580,836
High Yield Strategy Fund	4,006,334	—	1,928,666	—	—	5,935,000
U.S. Government Money Market Fund	—	—	113,757,199	—	—	113,757,199

Liabilities
Nova Fund	$—	$147,342	$—	$265,020	$—	$412,362
NASDAQ-100® Fund	—	128,419	—	318,875	—	447,294
S&P 500® 2x Strategy Fund	—	263,378	—	704,289	—	967,667
NASDAQ-100® 2x Strategy Fund	—	381,954	—	1,051,117	—	1,433,071
Mid-Cap 1.5x Strategy Fund	—	23,774	—	145,425	—	169,199
Russell 2000® 2x Strategy Fund	—	1,026	—	267,727	—	268,753
Russell 2000® 1.5x Strategy Fund	—	6,158	—	224,062	—	230,220
Dow 2x Strategy Fund	—	22,434	—	218,337	—	240,771
Inverse Government Long Bond Strategy Fund	—	—	8,730,445	—	—	8,730,445
High Yield Strategy Fund	—	6,214	—	6,950	—	13,164

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2015, there were no transfers between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

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At June 30, 2015, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
UMB Financial Corp.			U.S. Treasury Notes
0.04%			3.00% - 4.88%
Due 07/01/15	$23,187,913	$23,187,939	08/15/16 - 02/28/17	$22,333,500	$23,651,744

HSBC Group			U.S. Treasury Strips
0.04%			0.00%
Due 07/01/15	23,187,913	23,187,939	11/15/28	34,608,700	23,651,719

RBC Capital Markets			U.S. TIP Notes
0.04%			1.13% - 2.50%
Due 07/01/15	23,187,913	23,187,939	07/15/16 - 01/15/21	19,521,900	23,651,711

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2015, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
Nova Fund	$1,612	$1,650
NASDAQ-100® Fund	268,260	267,500	*
S&P 500® 2x Strategy Fund	1,612	1,650
NASDAQ-100® 2x Strategy Fund	134,130	133,750	*
Mid-Cap 1.5x Strategy Fund	6,170	6,569
Russell 2000® 1.5x Strategy Fund	8,842	9,669

*	Subsequent to June 30, 2015, additional collateral was received.

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Cash collateral received was invested in the following joint repurchase agreements at June 30, 2015:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Federal Home Loan Bank
0.09%			0.88% - 2.88%
Due 07/01/15	$327,238	$327,238	06/09/17 - 03/14/25	$118,329	$118,337
			Federal Farm Credit Bank
			2.40%
			06/17/22	56,669	57,170
			Freddie Mac Notes/Bonds
			1.00% - 6.75%
			08/07/17 - 07/15/32	56,507	65,176
			Fannie Mae Interest Strips
			0.00%
			07/15/15 - 07/15/27	43,572	39,139
			U.S. Treasury Note
			2.13%
			06/30/22	35,812	35,963
			Freddie Mac Coupon Strips
			0.00%
			07/15/19 - 09/15/30	23,468	17,999

BNP Paribas Securities Corp.			U.S. Treasury Notes
0.09%			1.13% - 3.25%
Due 07/01/15	52,358	52,358	05/31/16 - 06/15/18	46,523	47,666
			U.S. TIP Bond
			0.13%
			04/15/20	5,638	5,739
			U.S. Treasury Floating Rate Note
			0.09%
			07/31/16	1	1

Barclays Capital, Inc.			U.S. Treasury Note
0.11%			2.00%
Due 07/01/15	21,270	21,271	08/31/21	21,480	21,696
			U.S. Treasury Principal Strip
			0.00%
			02/15/26	1	1

Merrill Lynch, Pierce, Fenner & Smith, Inc.			U.S. Treasury Note
0.11%			1.38%
Due 07/01/15	8,181	8,181	01/31/20	8,361	8,345

There was also $11,741 in segregated cash held as collateral.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

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7. Disclosures about Credit Derivatives

In accordance with its principal investment strategy, the High Yield Strategy Fund enters into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The table on page 142 included in the Schedule of Investments summarizes the information with regard to sold protection on credit default swap contracts as of June 30, 2015.

8. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Liquidity	Leverage
Nova Fund	x	x	x
Inverse S&P 500® Strategy Fund	x	x	—
NASDAQ-100® Fund	x	x	—
Inverse NASDAQ-100® Strategy Fund	x	x	—
S&P 500® 2x Strategy Fund	x	x	x
NASDAQ-100® 2x Strategy Fund	x	x	x
Mid-Cap 1.5x Strategy Fund	x	x	x
Inverse Mid-Cap Strategy Fund	x	x	—
Russell 2000® 2x Strategy Fund	x	x	x
Russell 2000® 1.5x Strategy Fund	x	x	x
Inverse Russell 2000® Strategy Fund	x	x	—
Dow 2x Strategy Fund	x	x	x
Inverse Dow 2x Strategy Fund	x	x	x
Government Long Bond 1.2x Strategy Fund	x	x	x
Inverse Government Long Bond Strategy Fund	x	x	—
High Yield Strategy Fund	x	x	—

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the notional amount of derivative instruments outstanding as an approximate percentage of the Funds’ net assets on a daily basis.

	Approximate percentage of Fund’s Net Assets on a quarterly basis
Fund	Long	Short
Nova Fund	85%	—
Inverse S&P 500® Strategy Fund	—	100%
NASDAQ-100® Fund	25%	—
Inverse NASDAQ-100® Strategy Fund	—	100%
S&P 500® 2x Strategy Fund	150%	—
NASDAQ-100® 2x Strategy Fund	130%	—
Mid-Cap 1.5x Strategy Fund	95%	—
Inverse Mid-Cap Strategy Fund	—	100%
Russell 2000® 2x Strategy Fund	170%	—
Russell 2000® 1.5x Strategy Fund	100%	—
Inverse Russell 2000® Strategy Fund	—	100%
Dow 2x Strategy Fund	145%	—
Inverse Dow 2x Strategy Fund	—	200%
Government Long Bond 1.2x Strategy Fund	100%	—
Inverse Government Long Bond Strategy Fund	—	40%
High Yield Strategy Fund*	55%	—

*	This Fund utilizes a combination of interest and/or financial-linked derivatives to obtain exposure to its benchmark. The gross derivative instrument exposure is 120% for the Fund.

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2015:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate contracts	Variation margin	Variation margin
Equity/Credit contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2015:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Interest Rate Contracts*	Swaps Credit Default Contracts	Total Value at June 30, 2015
Nova Fund	$—	$17,619	$—	$—	$17,619
Inverse S&P 500® Strategy Fund	—	174,881	—	—	174,881
Inverse NASDAQ-100® Strategy Fund	—	18,072	—	—	18,072
Inverse Mid-Cap Strategy Fund	—	17,456	—	—	17,456
Inverse Russell 2000® Strategy Fund	—	49,591	—	—	49,591
Inverse Dow 2x Strategy Fund	16,759	93,384	—	—	110,143
Government Long Bond 1.2x Strategy Fund	—	—	74,905	—	74,905
Inverse Government Long Bond Strategy Fund	—	—	29,436	—	29,436

160 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Interest Rate Contracts*	Swaps Credit Default Contracts	Total Value at June 30, 2015
Nova Fund	$147,342	$265,020	$—	$—	$412,362
NASDAQ-100® Fund	128,419	318,875	—	—	447,294
S&P 500® 2x Strategy Fund	263,378	704,289	—	—	967,667
NASDAQ-100® 2x Strategy Fund	381,954	1,051,117	—	—	1,433,071
Mid-Cap 1.5x Strategy Fund	23,774	145,425	—	—	169,199
Russell 2000® 2x Strategy Fund	1,026	267,727	—	—	268,753
Russell 2000® 1.5x Strategy Fund	6,158	224,062	—	—	230,220
Dow 2x Strategy Fund	22,434	218,337	—	—	240,771
High Yield Strategy Fund	—	—	6,214	6,950	13,164

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity/Credit contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2015:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Interest Rate Contracts	Swaps Credit Default Contracts	Total
Nova Fund	$349,436	$445,585	$—	$—	$795,021
Inverse S&P 500® Strategy Fund	(115,284)	(75,522)	—	—	(190,806)
NASDAQ-100® Fund	(159,598)	416,015	—	—	256,417
Inverse NASDAQ-100® Strategy Fund	(13,693)	(166,051)	—	—	(179,744)
S&P 500® 2x Strategy Fund	446,504	345,095	—	—	791,599
NASDAQ-100® 2x Strategy Fund	(153,800)	1,526,146	—	—	1,372,346
Mid-Cap 1.5x Strategy Fund	27,763	265,058	—	—	292,821
Inverse Mid-Cap Strategy Fund	(43)	(60,513)	—	—	(60,556)
Russell 2000® 2x Strategy Fund	100,541	193,376	—	—	293,917
Russell 2000® 1.5x Strategy Fund	126,160	(36,553)	—	—	89,607
Inverse Russell 2000® Strategy Fund	10,676	(100,708)	—	—	(90,032)
Dow 2x Strategy Fund	(46,854)	(139,087)	—	—	(185,941)
Inverse Dow 2x Strategy Fund	(18,753)	162,452	—	—	143,699
Government Long Bond 1.2x Strategy Fund	—	—	172,520	—	172,520
Inverse Government Long Bond Strategy Fund	—	—	(65,497)	—	(65,497)
High Yield Strategy Fund	—	—	(20,618)	157,205	136,587

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Interest Rate Contracts	Swaps Credit Default Contracts	Total
Nova Fund	$(279,968)	$218,574	$—	$—	$(61,394)
Inverse S&P 500® Strategy Fund	8,157	122,305	—	—	130,462
NASDAQ-100® Fund	(134,783)	(182,872)	—	—	(317,655)
Inverse NASDAQ-100® Strategy Fund	(7,692)	(1,961)	—	—	(9,653)
S&P 500® 2x Strategy Fund	(426,148)	(86,223)	—	—	(512,371)
NASDAQ-100® 2x Strategy Fund	(435,175)	(56,520)	—	—	(491,695)
Mid-Cap 1.5x Strategy Fund	(42,853)	(28,207)	—	—	(71,060)
Inverse Mid-Cap Strategy Fund	—	10,136	—	—	10,136
Russell 2000® 2x Strategy Fund	(17,845)	(195,127)	—	—	(212,972)
Russell 2000® 1.5x Strategy Fund	5,054	(147,619)	—	—	(142,565)
Inverse Russell 2000® Strategy Fund	—	30,234	—	—	30,234
Dow 2x Strategy Fund	(32,953)	75,033	—	—	42,080
Inverse Dow 2x Strategy Fund	16,759	34,771	—	—	51,530
Government Long Bond 1.2x Strategy Fund	—	—	(1,033,660)	—	(1,033,660)
Inverse Government Long Bond Strategy Fund	—	—	163,134	—	163,134
High Yield Strategy Fund	—	—	(4,733)	(55,426)	(60,159)

9. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

162 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Nova Fund	Swap equity contracts	$17,619	$—	$17,619	$—	$—	$17,619
Inverse S&P 500® Strategy Fund	Swap equity contracts	174,881	—	174,881	—	—	174,881
Inverse NASDAQ-100® Strategy Fund	Swap equity contracts	18,072	—	18,072	—	—	18,072
Inverse Mid-Cap Strategy Fund	Swap equity contracts	17,456	—	17,456	—	—	17,456
Inverse Russell 2000® Strategy Fund	Swap equity contracts	49,591	—	49,591	—	—	49,591
Inverse Dow 2x Strategy Fund	Swap equity contracts	93,384	—	93,384	—	—	93,384

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Nova Fund	Swap equity contracts	$265,020	$—	$265,020	$—	$265,020	$—
NASDAQ-100® Fund	Swap equity contracts	318,875	—	318,875	—	318,875	—
S&P 500® 2x Strategy Fund	Swap equity contracts	704,289	—	704,289	—	704,289	—
NASDAQ-100® 2x Strategy Fund	Swap equity contracts	1,051,117	—	1,051,117	—	1,051,117	—
Mid-Cap 1.5x Strategy Fund	Swap equity contracts	145,425	—	145,425	—	145,425	—
Russell 2000® 2x Strategy Fund	Swap equity contracts	267,727	—	267,727	—	267,727	—
Russell 2000® 1.5x Strategy Fund	Swap equity contracts	224,062	—	224,062	—	224,062	—
Dow 2x Strategy Fund	Swap equity contracts	218,337	—	218,337	—	218,337	—

[1]	Exchange-traded futures and centrally cleared swaps are excluded from these reported amounts.

10. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At June 30, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Nova Fund	$28,369,862	$6,859,018	$(196,242)	$6,662,776
Inverse S&P 500® Strategy Fund	8,227,333	3,423	—	3,423
NASDAQ-100® Fund	54,761,737	30,825,847	(157,254)	30,668,593
Inverse NASDAQ-100® Fund	3,074,729	1,532	—	1,532
S&P 500® 2x Strategy Fund	27,700,757	2,889,109	(225,433)	2,663,676
NASDAQ-100® 2x Strategy Fund	35,188,627	3,286,514	(631,760)	2,654,754
Mid-Cap 1.5x Strategy Fund	6,012,001	1,834,287	(53,228)	1,781,059
Inverse Mid-Cap Strategy Fund	617,572	82	(40)	42
Russell 2000® 2x Strategy Fund	5,460,064	434,740	(44,315)	390,425
Russell 2000® 1.5x Strategy Fund	9,509,953	1,005,140	(145,388)	859,752
Inverse Russell 2000® Strategy Fund	2,180,293	1,490	(15)	1,475
Dow 2x Strategy Fund	9,217,289	721,241	(203,138)	518,103
Inverse Dow 2x Strategy Fund	2,956,603	1,498	(15)	1,483
Government Long Bond 1.2x Strategy Fund	11,026,787	—	(307,525)	(307,525)
Inverse Government Long Bond Strategy Fund	19,552,086	635	(1,321)	(686)
High Yield Strategy Fund	5,947,831	2,038	(14,869)	(12,831)
U.S. Government Money Market Fund	113,757,199	—	—	—

11. Securities Transactions

For the period ended June 30, 2015, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Nova Fund	$39,739,572	$45,415,288
Inverse S&P 500® Strategy Fund	2,011,396	500,000
NASDAQ-100® Fund	92,439,647	81,686,576
Inverse NASDAQ-100® Strategy Fund	804,494	500,000
S&P 500® 2x Strategy Fund	56,461,346	58,082,310
NASDAQ-100® 2x Strategy Fund	62,484,109	76,647,259
Mid-Cap 1.5x Strategy Fund	1,224,214	4,663,884
Inverse Mid-Cap Strategy Fund	101,017	—
Russell 2000® 2x Strategy Fund	4,251,499	4,367,366
Russell 2000® 1.5x Strategy Fund	15,721,530	15,906,412
Inverse Russell 2000® Strategy Fund	1,704,932	1,050,000
Dow 2x Strategy Fund	3,923,777	5,132,009
Inverse Dow 2x Strategy Fund	1,504,631	1,000,000
Government Long Bond 1.2x Strategy Fund	5,720,210	4,000,000
Inverse Government Long Bond Strategy Fund	(1,715,534)	(900,000)
High Yield Strategy Fund	8,600,117	7,312,914
U.S. Government Money Market Fund	—	—

164 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

For the period ended June 30, 2015, the cost of purchases and proceeds from sales of government securities were as follows:

Fund	Purchases	Sales
Government Long Bond 1.2x Strategy Fund	$103,268,169	$109,483,931
Inverse Government Long Bond Strategy Fund	(50,772,611)	(45,495,385)

12. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2014 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Transactions during the period ended June 30, 2015 in which the portfolio company is an “affiliated person” are as follows:

Affiliated issuers by Fund	Value 12/31/14	Additions	Reductions	Value 06/30/15	Shares 06/30/15	Investment Income	Realized Gain (Loss)
Nova Fund
Guggenheim Strategy Fund I	$—	$5,035,110	$(9,500,000)	$3,473,690	139,394	$35,396	$(3,450)

Inverse S&P 500® Strategy Fund
Guggenheim Strategy Fund I	—	2,009,692	(500,000)	2,522,015	101,204	9,780	80

NASDAQ-100® Fund
Guggenheim Strategy Fund I	—	27,536,559	(23,500,000)	13,786,794	553,242	36,910	(18,999)

Inverse NASDAQ-100® Strategy Fund
Guggenheim Strategy Fund I	—	803,799	(500,000)	709,619	28,476	3,829	(206)

S&P 500® 2x Strategy Fund
Guggenheim Strategy Fund I	—	8,235,471	(8,300,000)	4,820,403	193,435	35,574	(685)

NASDAQ-100® 2x Strategy Fund
Guggenheim Strategy Fund I	—	12,621,898	(11,500,000)	8,051,736	323,103	21,987	(2,116)

Mid-Cap 1.5x Strategy Fund
Guggenheim Strategy Fund I	—	9,152	(1,000,000)	1,321,633	53,035	9,267	(1,610)
Guggenheim Strategy Fund II	—	3,784	—	505,856	20,307	3,804	—
	—	12,936	(1,000,000)	1,827,489		13,071	(1,610)

Inverse Mid-Cap Strategy Fund
Guggenheim Strategy Fund I	—	100,816	—	202,124	8,111	830	—

Russell 2000® 2x Strategy Fund
Guggenheim Strategy Fund I	—	2,305,816	(1,900,000)	1,111,033	44,584	5,841	1,156

Russell 2000® 1.5x Strategy Fund
Guggenheim Strategy Fund I	—	4,710,834	(5,000,000)	2,173,291	87,211	10,787	2,103

Inverse Russell 2000® Strategy Fund
Guggenheim Strategy Fund I	—	1,703,954	(1,050,000)	914,211	36,686	4,026	398

Dow 2x Strategy Fund
Guggenheim Strategy Fund I	—	512,100	(1,500,000)	1,425,155	57,189	12,168	(2,987)

Inverse Dow 2x Strategy Fund
Guggenheim Strategy Fund I	—	1,503,535	(500,000)	1,110,401	44,559	3,556	120

Government Long Bond 1.2x Strategy Fund
Guggenheim Strategy Fund I	—	5,717,631	(4,000,000)	3,533,216	141,782	17,870	1,132

Inverse Government Long Bond Strategy Fund
Guggenheim Strategy Fund I	—	1,712,666	(900,000)	2,826,729	113,432	12,789	(1,244)

High Yield Strategy Fund
Guggenheim Strategy Fund I	—	3,511,476	(2,800,000)	1,616,999	64,888	11,508	1,483
Guggenheim Strategy Fund II	—	2,007,419	(1,400,000)	1,510,852	60,652	7,454	—
	—	5,518,895	(4,200,000)	3,127,851		18,962	1,483

166 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

13. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 12, 2016. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended June 30, 2015. On June 30, 2015, the Government Long Bond 1.2x Strategy Fund borrowed $446,000 under this agreement. The Funds did not have any other borrowings under this agreement at June 30, 2015.

The average daily balances borrowed for the period ended June 30, 2015, were as follows:

Fund	Average Daily Balance
Nova Fund	$7,127
NASDAQ-100® Fund	3,757
S&P 500® 2x Strategy Fund	23,134
NASDAQ-100® 2x Strategy Fund	1,730
Mid-Cap 1.5x Strategy Fund	32,994
Russell 2000® 2x Strategy Fund	16,021
Russell 2000® 1.5x Strategy Fund	646
Dow 2x Strategy Fund	6,622
Government Long Bond 1.2x Strategy Fund	5,276
U.S. Government Money Market Fund	82,856

14. Reverse Share Splits

Effective January 24, 2014, a reverse share split occurred for the following Funds:

Fund	Split Type
Inverse NASDAQ-100® Strategy Fund	One–for–five reverse split
Inverse Mid-Cap Strategy Fund	One–for–three reverse split
Inverse Russell 2000® Strategy Fund	One–for–three reverse split
Inverse Dow 2x Strategy Fund	One–for–ten reverse split
Government Long Bond 1.2x Strategy Fund	One–for–three reverse split
Inverse Government Long Bond Strategy Fund	One–for–five reverse split

The effect of these transactions was to divide the number of outstanding shares of the Fund by the split ratio, resulting in a corresponding increase in net asset value per share. The share transactions presented in the statement of changes in net assets and the per share data in the financial highlights for each of the periods presented prior to the effective date have been restated to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

15. Legal Proceedings

Tribune Company

Rydex Variable Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Variable Trust of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Variable Trust, the proceeds they received in connection with the LBO.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Variable Trust has been named as a defendant in one of the SLCFC actions: Deutsche Bank Trust Co. Americas v. McGurn, No. 11-1510 (S.D.N.Y.). In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. The SLCFC appeals have been fully briefed, and oral argument in front of the U.S. Court of Appeals for the Second Circuit occurred on November 5, 2014. The Court has not yet issued a decision on the appeals.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

None of these lawsuits alleges any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500 2x Strategy Fund, Multi-Cap Core Equity Fund, S&P 500 Pure Value Fund, Hedged Equity Fund and Multi-Hedge Strategies Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $12,580, $2,380, $1,360, $148,376, $2,720, and $119,034, respectively. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Variable Trust was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust action”).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

On April 7, 2014, the plaintiff filed a Third Amended Complaint. In the related action entitled Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust action”), the plaintiff also filed a Second Amended Complaint that alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer. A third related action against the former Lyondell shareholders, Weisfelner, as Trustee of the LB Creditor Trust v. Reichman, Adversary Proceeding No. 12-1570 (Bankr. S.D.N.Y.) (the “Reichman action”), is pending as well.

On May 8, 2014, the plaintiff in the Litigation Trust action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Court held oral argument on the motions to dismiss and on the motion for class certification on January 14 and January 15, 2015. The Court has not yet issued decisions on these motions. Discovery has commenced in these lawsuits.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

These lawsuits do not allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,235,952; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $523,200; Multi-Cap Core Equity Fund - $5,760; Hedged Equity Fund - $480; and Multi-Hedge Strategies Fund - $112,848. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

16. New Accounting Pronouncement

In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2014-11, Transfers and Servicing, which addresses concerns about current accounting and disclosures for repurchase agreements and similar transactions. The new disclosure is effective for Funds whose annual periods begin on or after December 31, 2014 and for interim periods beginning on or after March 31, 2015. Management is evaluating the impact of this update on its current disclosures.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 169

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Investment Advisory Agreement

The Board of Trustees (the “Board”) of the Rydex Variable Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), at an in-person meeting held on May 18, 2015, called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (the “Adviser”) applicable to each series of the Trust (each, a “Fund” and collectively, the “Funds”), unanimously approved the continuation of both the Investment Advisory Agreement for an additional one-year period, based on the Board’s review of qualitative and quantitative information provided by the Adviser. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreement at an in-person meeting held on April 28, 2015 (together, with the May 18 meeting, the “Meetings”).

In reaching the conclusion to approve the Trust’s Investment Advisory Agreement, the Independent Trustees requested and obtained from the Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Independent Trustees carefully evaluated this information and were advised with respect to their deliberations by independent legal counsel, who attended both Meetings. In addition, the Board also received a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of Investment Advisory Agreement, and the Independent Trustees participated in question and answer sessions with representatives of the Adviser.

In considering the approval of the Investment Advisory Agreement, the Board determined that the agreement would enable shareholders of the Funds to continue to obtain high quality services at a cost that was appropriate, reasonable, and in the best interests of their shareholders. The Board, including the Independent Trustees, unanimously approved the Investment Advisory Agreement. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser that the Board had received relating to the Investment Advisory Agreement at the Meetings. The Board noted that, at the Meetings, they had obtained and reviewed a wide variety of information, including FUSE reports (described below) that provide comparative information regarding each Fund’s fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds.

As a part of their consideration of the approval of the Investment Advisory Agreement at the Meetings, the Board, including the Independent Trustees, had evaluated a number of considerations, including among others: (a) the nature, extent and quality of the Adviser’s investment advisory and other services; (b) the Adviser’s investment management personnel; (c) the Adviser’s operations and financial condition; (d) the Adviser’s brokerage practices (including any soft dollar arrangements) and the variety and complexity of its investment strategies; (e) a comparison of the Funds’ advisory fees to the fees charged to comparable funds or accounts, paying special attention to economies of scale and the absence of breakpoints in these fees and the Adviser’s rationale for not including breakpoints; (f) each Fund’s overall fees and operating expenses compared with those of peer funds; (g) the Adviser’s profitability from its Fund-related operations; (h) the Adviser’s compliance systems; (i) the Adviser’s policies and compliance procedures; (j) the Adviser’s

170 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(concluded)

reputation, expertise and resources in the financial markets; and (k) Fund performance compared with that of peer funds and/or appropriate benchmarks. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations at the Meeting, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Investment Advisory Agreement were fair and reasonable; (b) concluded that the Adviser’s fees were reasonable in light of the services that they provide to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

●

Nature, Extent and Quality of Services Provided by the Adviser. At the Meetings, the Board evaluated, among other things, the Adviser’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of its investment strategies, brokerage practices, and the adequacy of its compliance systems. The Board reviewed the scope of services to be provided by the Adviser under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Adviser for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Adviser’s representations to the Board that the Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

●

Fund Expenses and Performance of the Funds and the Adviser. At the Meetings, the Board reviewed statistical information provided by the Adviser regarding the expense ratio components and performance of each Fund. The Adviser engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board compare the Funds’ fees, expenses and total return performance with those of a peer group and peer universe of Funds selected by FUSE. Each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry) determined by FUSE to comprise a Fund’s applicable peer group. The Board also considered the Adviser’s representation that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one-, three-, and five-year performance for each Fund compared to its peers.

●

Costs of Services Provided to the Funds and Profits Realized by the Adviser and its Affiliates. At the Meetings, the Board reviewed information about the profitability of the Funds to the Adviser based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser, and reviewed reports prepared by FUSE comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed information regarding the direct revenue received by the Adviser and ancillary revenue received by the Adviser and/or its affiliates in connection with the services provided to the Funds by the Adviser and/or its affiliates. The Board also discussed the Adviser’s profit margin, including the methodology used, as reflected in the profitability in the Adviser’s profitability analysis.

●

Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board considered the absence of breakpoints in the Adviser’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that the Funds have not yet achieved sufficient asset levels to realize significant economies of scale.

●

Other Benefits to the Adviser and/or its Affiliates. In addition to evaluating the services provided by the Adviser, the Board considered the nature, extent, quality and cost of certain administrative, distribution, and shareholder services performed by the Adviser’s affiliates under separate agreements and the Trust’s Investor Services Plan.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement for the Funds were reasonable, and that approval of the Investment Advisory Agreement was in the best interests of the Funds.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 171

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	221

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Corey A. Colehour (1945)	Trustee and Member of the Audit, Governance, Nominating, and Investment and Performance Committees from 1998 to present.	Retired.	133	None.
J. Kenneth Dalton (1941)	Trustee, Member and Chairman of the Audit Committee, and Member of the Governance and Nominating Committees from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	133	Epiphany Funds (4) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board of Trustees from 2014 to present; Trustee from 1998 to present and Chairman of the Board from 2006 to 2014; Member and Chairman of the Audit Committee from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	133	None.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - concluded
Werner E. Keller (1940)	Chairman of the Board from 2014 to present; Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	133	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	133	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee, Member of the Audit Committee, and Chairman and Member of the Governance and Nominating Committees from 1998 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	133	None.

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).

Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 173

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Paul J. Davio (1972)	Assistant Treasurer (2014-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2006-present).

Former: Manager, Mutual Fund Administration, Guggenheim Investments (2003-2006).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

174 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 175

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

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6.30.2015

Rydex Variable Trust Semi-Annual Report

Domestic Equity Funds
S&P 500® Pure Growth Fund
S&P 500® Pure Value Fund
S&P MidCap 400® Pure Growth Fund
S&P MidCap 400® Pure Value Fund
S&P SmallCap 600® Pure Growth Fund
S&P SmallCap 600® Pure Value Fund

International Equity Funds
Europe 1.25x Strategy Fund
Japan 2x Strategy Fund

Specialty Funds
Strengthening Dollar 2x Strategy Fund
Weakening Dollar 2x Strategy Fund

RVATB2-SEMI-0615x1215	guggenheiminvestments.com

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC.

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	5
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
S&P 500® PURE GROWTH FUND	8
S&P 500® PURE VALUE FUND	14
S&P MIDCAP 400® PURE GROWTH FUND	20
S&P MIDCAP 400® PURE VALUE FUND	26
S&P SMALLCAP 600® PURE GROWTH FUND	32
S&P SMALLCAP 600® PURE VALUE FUND	38
EUROPE 1.25x STRATEGY FUND	45
JAPAN 2x STRATEGY FUND	51
STRENGTHENING DOLLAR 2x STRATEGY FUND	56
WEAKENING DOLLAR 2x STRATEGY FUND	61
NOTES TO FINANCIAL STATEMENTS	66
OTHER INFORMATION	80
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	82
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	85

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2015

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for Funds that are part of the Rydex Variable Trust. This report covers performance of the Funds for the semi-annual period ended June 30, 2015.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
July 31, 2015

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2015

The U.S. economy rebounded in the second quarter of 2015 after a poor first quarter, with recent positive employment, retail sales, and housing data. Data from the Bureau of Labor Statistics showed a 280,000 increase in employment in May. Also in May, building permits rose 11.8%, better than the 3.5% decline forecast by economists. Among the most positive surprises was the return of the consumer, with the May retail sales report showing a 1.2% jump, which should contribute to a positive second-quarter GDP growth rate. Summer retail sales are a little bumpy so far, but the likelihood that the U.S. economy will suffer a recession in the next year or two appears now to be remote.

In Europe, the immediate risk of a Greek exit has lessened, although the solution is far from clear or concrete. Global markets calmed after a tentative deal on Greece, but China may pose a bigger problem. Following a dramatic equity market selloff, Chinese leaders have implemented an aggressive set of reforms and rescue operations to halt the slide. In the near term, these measures appear to have had success, but there is still significant downside risk in the equity market and the Chinese economy.

As for developments at the U.S. Federal Reserve, we still expect the Fed to raise interest rates in September, which may cause further deterioration in prices. September is not a date set in stone, but the bottom line is that a rate hike is coming. It is worth noting that historical tightening cycles with slow and anticipated rate rises can actually result in significant risk asset rallies.

The combination of higher rate volatility, relative value opportunities, and strong U.S. economic data has allowed risk assets, including equities, high-yield bonds, and bank loans, to outperform less risky Treasuries and investment-grade corporate bonds through June 2015. Yet, despite the fact that risky assets are leading the pack in performance, tepid year-to-date returns of less than 3% across all risk assets including equities, preferreds, bank loans, and high-yield bonds, suggest that markets may be fully priced.

Before the mid-year, there was a high level of complacency in the market and it was evidenced by stocks trading around their highs and low dispersion among analysts’ year-end predictions, which indicated a worrying lack of uncertainty. In July, after the period end, the market has faced a rocky patch, with large swings triggered by global concerns. These concerns have not completely abated, and we could see additional turbulence ahead.

For the six-month period ended June 30, 2015, the Standard & Poor’s 500® (“S&P 500”) Index* returned 1.23%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 5.52%. The return of the MSCI Emerging Markets Index* was 2.95%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a -0.10% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 2.53%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.01% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	June 30, 2015

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$ 10.00
Day 1	106	6.0%	9.0%	$ 10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2014 and ending June 30, 2015.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2014	Ending Account Value June 30, 2015	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
S&P 500® Pure Growth Fund	1.49%	1.87%	$ 1,000.00	$ 1,018.70	$ 7.46
S&P 500® Pure Value Fund	1.49%	(1.89%)	1,000.00	981.10	7.32
S&P MidCap 400® Pure Growth Fund	1.48%	8.11%	1,000.00	1,081.10	7.64
S&P MidCap 400® Pure Value Fund	1.49%	0.51%	1,000.00	1,005.10	7.41
S&P SmallCap 600® Pure Growth Fund	1.48%	10.99%	1,000.00	1,109.90	7.74
S&P SmallCap 600® Pure Value Fund	1.49%	1.03%	1,000.00	1,010.30	7.43
Europe 1.25x Strategy Fund	1.65%	4.30%	1,000.00	1,043.00	8.36
Japan 2x Strategy Fund	1.48%	27.70%	1,000.00	1,277.00	8.36
Strengthening Dollar 2x Strategy Fund	1.69%	8.41%	1,000.00	1,084.10	8.73
Weakening Dollar 2x Strategy Fund	1.68%	(10.48%)	1,000.00	895.20	7.89

Table 2. Based on hypothetical 5% return (before expenses)
S&P 500® Pure Growth Fund	1.49%	5.00%	$ 1,000.00	$ 1,017.41	$ 7.45
S&P 500® Pure Value Fund	1.49%	5.00%	1,000.00	1,017.41	7.45
S&P MidCap 400® Pure Growth Fund	1.48%	5.00%	1,000.00	1,017.46	7.40
S&P MidCap 400® Pure Value Fund	1.49%	5.00%	1,000.00	1,017.41	7.45
S&P SmallCap 600® Pure Growth Fund	1.48%	5.00%	1,000.00	1,017.46	7.40
S&P SmallCap 600® Pure Value Fund	1.49%	5.00%	1,000.00	1,017.41	7.45
Europe 1.25x Strategy Fund	1.65%	5.00%	1,000.00	1,016.61	8.25
Japan 2x Strategy Fund	1.48%	5.00%	1,000.00	1,017.46	7.40
Strengthening Dollar 2x Strategy Fund	1.69%	5.00%	1,000.00	1,016.41	8.45
Weakening Dollar 2x Strategy Fund	1.68%	5.00%	1,000.00	1,016.46	8.40

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2014 to June 30, 2015.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	June 30, 2015

S&P 500® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P 500® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
DR Horton, Inc.	2.6%
Lennar Corp. — Class A	2.1%
Under Armour, Inc. — Class A	2.0%
Avago Technologies Ltd.	1.9%
Facebook, Inc. — Class A	1.9%
Expedia, Inc.	1.9%
Constellation Brands, Inc. — Class A	1.8%
Allergan plc	1.8%
Apple, Inc.	1.7%
Gilead Sciences, Inc.	1.7%
Top Ten Total	19.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
S&P 500® PURE GROWTH FUND

	Shares	Value

COMMON STOCKS† - 99.7%

Consumer, Non-cyclical - 27.7%
Constellation Brands, Inc. — Class A	10,000	$1,160,200
Allergan plc*	3,736	1,133,726
Gilead Sciences, Inc.	8,950	1,047,866
Regeneron Pharmaceuticals, Inc.*	1,934	986,591
Alexion Pharmaceuticals, Inc.*	5,320	961,696
Monster Beverage Corp.*	7,092	950,470
Celgene Corp.*	8,108	938,379
AmerisourceBergen Corp. — Class A	8,300	882,622
Zoetis, Inc.	17,100	824,562
Edwards Lifesciences Corp.*	5,200	740,636
DaVita HealthCare Partners, Inc.*	9,200	731,124
Moody’s Corp.	6,347	685,222
Amgen, Inc.	4,400	675,488
Biogen, Inc.*	1,524	615,605
Mylan N.V.*	8,600	583,596
United Rentals, Inc.*	6,500	569,530
Robert Half International, Inc.	9,672	536,796
Keurig Green Mountain, Inc.	6,092	466,830
Intuitive Surgical, Inc.*	958	464,151
Hospira, Inc.*	4,900	434,679
Cintas Corp.	5,100	431,409
AbbVie, Inc.	6,100	409,859
Molson Coors Brewing Co. — Class B	5,700	397,917
MasterCard, Inc. — Class A	4,100	383,268
Dr Pepper Snapple Group, Inc.	5,200	379,080
Total Consumer, Non-cyclical		17,391,302

Consumer, Cyclical - 21.5%
DR Horton, Inc.	59,600	1,630,655
Lennar Corp. — Class A	25,500	1,301,520
Under Armour, Inc. — Class A*	15,285	1,275,381
O’Reilly Automotive, Inc.*	4,100	926,518
Delta Air Lines, Inc.	21,435	880,550
Southwest Airlines Co.	24,531	811,731
Chipotle Mexican Grill, Inc. — Class A*	1,200	725,988
CVS Health Corp.	6,600	692,208
Harman International Industries, Inc.	4,800	570,912
Lowe’s Companies, Inc.	8,300	555,851
Dollar Tree, Inc.*	6,645	524,889
AutoZone, Inc.*	700	466,830
Wyndham Worldwide Corp.	5,580	457,058
Hanesbrands, Inc.	12,300	409,836
VF Corp.	5,177	361,044
NIKE, Inc. — Class B	3,300	356,466
Home Depot, Inc.	3,000	333,390
Leggett & Platt, Inc.	6,800	331,024
Nordstrom, Inc.	4,300	320,350
Ross Stores, Inc.	6,100	296,521
Michael Kors Holdings Ltd.*	6,880	289,579
Total Consumer, Cyclical		13,518,301

Technology - 18.2%
Avago Technologies Ltd.	9,200	1,222,955
Apple, Inc.	8,500	1,066,113
Akamai Technologies, Inc.*	14,800	1,033,336
Skyworks Solutions, Inc.	9,700	1,009,770
Micron Technology, Inc.*	44,163	832,031
Red Hat, Inc.*	10,200	774,486
Electronic Arts, Inc.*	10,672	709,688
Seagate Technology plc	12,887	612,132
Cognizant Technology Solutions Corp. — Class A*	9,954	608,090
Qorvo, Inc.*	7,100	569,917
Western Digital Corp.	6,062	475,382
Fiserv, Inc.*	5,500	455,565
Lam Research Corp.	4,100	333,535
Citrix Systems, Inc.*	4,700	329,752
Cerner Corp.*	4,529	312,773
NVIDIA Corp.	14,700	295,617
Intel Corp.	9,199	279,788
QUALCOMM, Inc.	4,392	275,071
SanDisk Corp.	4,710	274,216
Total Technology		11,470,217

Financial - 12.4%
Equinix, Inc.	3,200	812,800
American Tower Corp. — Class A	7,900	736,991
CBRE Group, Inc. — Class A*	17,100	632,700
Host Hotels & Resorts, Inc.	26,500	525,495
Health Care REIT, Inc.	7,200	472,536
Visa, Inc. — Class A	6,936	465,752
Navient Corp.	25,400	462,534
Legg Mason, Inc.	8,600	443,158
Equity Residential	6,200	435,054
Kimco Realty Corp.	18,500	416,990
Alliance Data Systems Corp.*	1,400	408,716
AvalonBay Communities, Inc.	2,500	399,675
Ameriprise Financial, Inc.	2,976	371,792
Essex Property Trust, Inc.	1,600	340,000
Macerich Co.	4,386	327,196
Boston Properties, Inc.	2,500	302,600
Ventas, Inc.	4,600	285,614
Total Financial		7,839,603

Communications - 11.8%
Facebook, Inc. — Class A*	14,127	1,211,602
Expedia, Inc.	10,800	1,180,980
DIRECTV*	10,534	977,450
VeriSign, Inc.*	15,253	941,415
F5 Networks, Inc.*	5,900	710,065
Yahoo!, Inc.*	14,554	571,827
Time Warner, Inc.	4,900	428,309
Walt Disney Co.	3,500	399,490
Priceline Group, Inc.*	344	396,071
eBay, Inc.*	5,300	319,272

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
S&P 500® PURE GROWTH FUND

	Shares	Value

Google, Inc. — Class A*	298	$160,932
Google, Inc. — Class C*	300	156,153
Total Communications		7,453,566

Industrial - 3.3%
Martin Marietta Materials, Inc.	3,600	509,436
Union Pacific Corp.	4,700	448,239
Amphenol Corp. — Class A	7,200	417,384
Thermo Fisher Scientific, Inc.	3,000	389,280
CH Robinson Worldwide, Inc.	5,400	336,906
Total Industrial		2,101,245

Energy - 3.1%
EOG Resources, Inc.	6,240	546,312
Cabot Oil & Gas Corp. — Class A	16,980	535,549
Range Resources Corp.	9,783	483,085
Williams Companies, Inc.	6,800	390,252
Total Energy		1,955,198

Basic Materials - 1.7%
Sherwin-Williams Co.	1,800	495,036
Ecolab, Inc.	2,696	304,837
Sigma-Aldrich Corp.	2,000	278,700
Total Basic Materials		1,078,573

Total Common Stocks
(Cost $50,449,361)		62,808,005

	Face Amount

REPURCHASE AGREEMENT††,1 - 0.7%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$437,373	437,373
Total Repurchase Agreement
(Cost $437,373)		437,373

Total Investments - 100.4%
(Cost $50,886,734)		$63,245,378
Other Assets & Liabilities, net - (0.4)%		(223,031)
Total Net Assets - 100.0%		$63,022,347

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
plc — Public Limited Company
REIT — Real Estate Investment Trust

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments, at value (cost $50,449,361)	$62,808,005
Repurchase agreements, at value (cost $437,373)	437,373
Total investments (cost $50,886,734)	63,245,378
Cash	4,696
Receivables:
Securities sold	2,188,974
Fund shares sold	812,670
Dividends	36,487
Total assets	66,288,205

Liabilities:
Payable for:
Fund shares redeemed	3,096,572
Management fees	41,986
Transfer agent and administrative fees	13,995
Investor service fees	13,995
Portfolio accounting fees	5,598
Miscellaneous	93,712
Total liabilities	3,265,858
Commitments and contingent liabilities (Note 14)	—
Net assets	$63,022,347

Net assets consist of:
Paid in capital	$45,087,157
Accumulated net investment loss	(243,538)
Accumulated net realized gain on investments	5,820,084
Net unrealized appreciation on investments	12,358,644
Net assets	$63,022,347
Capital shares outstanding	1,302,099
Net asset value per share	$48.40

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends	$311,415
Interest	58
Total investment income	311,473

Expenses:
Management fees	279,322
Transfer agent and administrative fees	93,107
Investor service fees	93,107
Portfolio accounting fees	37,243
Professional fees	46,244
Custodian fees	4,238
Trustees’ fees*	2,356
Line of credit fees	1
Miscellaneous	(607)
Total expenses	555,011
Net investment loss	(243,538)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,824,737
Net realized gain	1,824,737
Net change in unrealized appreciation (depreciation) on:
Investments	(67,836)
Net change in unrealized appreciation (depreciation)	(67,836)
Net realized and unrealized gain	1,756,901
Net increase in net assets resulting from operations	$1,513,363

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

S&P 500® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(243,538)	$(489,511)
Net realized gain on investments	1,824,737	5,657,640
Net change in unrealized appreciation (depreciation) on investments	(67,836)	770,158
Net increase in net assets resulting from operations	1,513,363	5,938,287

Distributions to shareholders from:
Net realized gains	—	(8,768,715)
Total distributions to shareholders	—	(8,768,715)

Capital share transactions:
Proceeds from sale of shares	43,942,077	206,172,787
Distributions reinvested	—	8,768,715
Cost of shares redeemed	(70,375,092)	(186,056,159)
Net increase (decrease) from capital share transactions	(26,433,015)	28,885,343
Net increase (decrease) in net assets	(24,919,652)	26,054,915

Net assets:
Beginning of period	87,941,999	61,887,084
End of period	$63,022,347	$87,941,999
(Accumulated net investment loss)/Undistributed net investment income at end of period	$(243,538)	$—

Capital share activity:
Shares sold	894,759	4,132,998
Shares issued from reinvestment of distributions	—	184,367
Shares redeemed	(1,443,722)	(3,766,267)
Net increase (decrease) in shares	(548,963)	551,098

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$47.51	$47.61	$33.69	$29.99	$30.33	$24.25
Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)	(.33)	(.18)	(.15)	(.25)	(.20)
Net gain (loss) on investments (realized and unrealized)	1.05	6.19	14.10	4.13	(.09)	6.28
Total from investment operations	.89	5.86	13.92	3.98	(.34)	6.08
Less distributions from:
Net realized gains	—	(5.96)	—	(.28)	—	—
Total distributions	—	(5.96)	—	(.28)	—	—
Net asset value, end of period	$48.40	$47.51	$47.61	$33.69	$29.99	$30.33

Total Return[c]	1.87%	12.42%	41.32%	13.31%	(1.09%)	25.03%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$63,022	$87,942	$61,887	$29,326	$38,066	$49,301
Ratios to average net assets:
Net investment income (loss)	(0.65%)	(0.67%)	(0.44%)	(0.46%)	(0.81%)	(0.77%)
Total expenses	1.49%	1.57%	1.54%	1.58%	1.64%	1.57%
Net expenses[d]	1.49%	1.57%	1.54%	1.58%	1.61%	1.57%
Portfolio turnover rate	32%	251%	324%	391%	423%	356%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Net expense information reflects the expense ratios after expense waivers.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

FUND PROFILE (Unaudited)	June 30, 2015

S&P 500® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The Fund’s current benchmark is the S&P 500® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
Valero Energy Corp.	2.4%
Assurant, Inc.	2.0%
Berkshire Hathaway, Inc. — Class B	2.0%
Anthem, Inc.	1.9%
Phillips 66	1.7%
GameStop Corp. — Class A	1.7%
General Motors Co.	1.6%
Unum Group	1.6%
Staples, Inc.	1.6%
Marathon Petroleum Corp.	1.6%
Top Ten Total	18.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
S&P 500® PURE VALUE FUND

	Shares	Value

COMMON STOCKS† - 99.9%

Financial - 33.9%
Assurant, Inc.	10,987	$736,128
Berkshire Hathaway, Inc. — Class B*	5,368	730,638
Unum Group	16,606	593,665
MetLife, Inc.	9,858	551,948
American International Group, Inc.	8,505	525,779
Prudential Financial, Inc.	5,881	514,705
Genworth Financial, Inc. — Class A*	62,949	476,524
Lincoln National Corp.	7,980	472,576
Hartford Financial Services Group, Inc.	11,038	458,850
Loews Corp.	10,062	387,488
XL Group plc — Class A	9,794	364,337
Zions Bancorporation	10,930	346,864
SunTrust Banks, Inc.	8,042	345,967
Citigroup, Inc.	6,130	338,621
Morgan Stanley	8,470	328,551
JPMorgan Chase & Co.	4,810	325,926
Capital One Financial Corp.	3,537	311,150
People’s United Financial, Inc.	18,690	302,965
Bank of America Corp.	16,887	287,417
Goldman Sachs Group, Inc.	1,317	274,976
Aflac, Inc.	4,335	269,637
PNC Financial Services Group, Inc.	2,756	263,611
KeyCorp	17,550	263,601
Travelers Companies, Inc.	2,580	249,383
Comerica, Inc.	4,690	240,691
Fifth Third Bancorp	11,416	237,681
NASDAQ OMX Group, Inc.	4,565	222,818
Progressive Corp.	7,906	220,024
ACE Ltd.	2,117	215,257
BB&T Corp.	5,213	210,136
Cincinnati Financial Corp.	4,110	206,240
Torchmark Corp.	3,359	195,561
Bank of New York Mellon Corp.	4,600	193,062
Principal Financial Group, Inc.	3,660	187,721
Chubb Corp.	1,960	186,474
Hudson City Bancorp, Inc.	17,505	172,949
Huntington Bancshares, Inc.	14,934	168,904
Total Financial		12,378,825

Energy - 24.3%
Valero Energy Corp.	14,037	878,716
Phillips 66	7,868	633,846
Marathon Petroleum Corp.	11,202	585,977
Tesoro Corp.	6,433	543,010
Noble Corporation plc	33,796	520,121
Newfield Exploration Co.*	14,260	515,072
Hess Corp.	7,096	474,580
Marathon Oil Corp.	15,326	406,752
Devon Energy Corp.	6,300	374,787
First Solar, Inc.*	7,480	351,410
Diamond Offshore Drilling, Inc.[1]	13,200	340,692
Chesapeake Energy Corp.[1]	29,320	327,504
Murphy Oil Corp.	7,842	325,992
Ensco plc — Class A	14,487	322,625
Chevron Corp.	3,198	308,511
Baker Hughes, Inc.	4,835	298,320
Apache Corp.	4,721	272,071
National Oilwell Varco, Inc.	4,770	230,296
ConocoPhillips	3,696	226,971
Transocean Ltd.[1]	12,359	199,227
Helmerich & Payne, Inc.	2,820	198,584
Exxon Mobil Corp.	2,290	190,528
Occidental Petroleum Corp.	2,350	182,760
Halliburton Co.	4,189	180,420
Total Energy		8,888,772

Consumer, Cyclical - 12.2%
GameStop Corp. — Class A1	14,088	605,220
General Motors Co.	17,971	598,973
Staples, Inc.	38,327	586,786
Ford Motor Co.	31,515	473,040
Goodyear Tire & Rubber Co.	14,270	430,241
Best Buy Company, Inc.	11,690	381,211
Kohl’s Corp.	5,300	331,833
Target Corp.	2,610	213,054
Wal-Mart Stores, Inc.	2,718	192,788
Costco Wholesale Corp.	1,295	174,903
Carnival Corp.	3,241	160,073
Whirlpool Corp.	911	157,649
Johnson Controls, Inc.	3,000	148,590
Total Consumer, Cyclical		4,454,361

Consumer, Non-cyclical - 8.0%
Anthem, Inc.	4,130	677,898
Humana, Inc.	2,860	547,061
Tyson Foods, Inc. — Class A	12,301	524,392
Archer-Daniels-Midland Co.	10,005	482,441
Cardinal Health, Inc.	3,879	324,478
Sysco Corp.	6,050	218,405
Avery Dennison Corp.	2,720	165,757
Total Consumer, Non-cyclical		2,940,432

Utilities - 7.7%
NRG Energy, Inc.	12,168	278,404
AES Corp.	20,188	267,692
FirstEnergy Corp.	7,873	256,266
Exelon Corp.	7,875	247,433
Consolidated Edison, Inc.	3,407	197,197
Entergy Corp.	2,790	196,695
PG&E Corp.	3,727	182,996
DTE Energy Co.	1,910	142,562
Pepco Holdings, Inc.	5,247	141,354
SCANA Corp.	2,760	139,794
Xcel Energy, Inc.	4,281	137,763
Duke Energy Corp.	1,880	132,766

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
S&P 500® PURE VALUE FUND

	Shares	Value

American Electric Power Company, Inc.	2,500	$132,425
Ameren Corp.	3,400	128,112
Pinnacle West Capital Corp.	2,100	119,469
TECO Energy, Inc.	6,343	112,017
Total Utilities		2,812,945

Industrial - 4.9%
Jacobs Engineering Group, Inc.*	12,365	502,266
Fluor Corp.	7,070	374,781
L-3 Communications Holdings, Inc.	1,942	220,184
Owens-Illinois, Inc.*	9,300	213,342
Ryder System, Inc.	2,154	188,195
Deere & Co.	1,780	172,749
Joy Global, Inc.	2,866	103,749
Total Industrial		1,775,266

Basic Materials - 3.1%
Newmont Mining Corp.	10,970	256,259
Freeport-McMoRan, Inc.	12,452	231,856
Allegheny Technologies, Inc.	5,832	176,126
LyondellBasell Industries N.V. — Class A	1,620	167,703
Dow Chemical Co.	2,898	148,291
Nucor Corp.	3,260	143,668
Total Basic Materials		1,123,903

Communications - 2.3%
News Corp. — Class A*	27,000	393,930
AT&T, Inc.	4,740	168,365
Juniper Networks, Inc.	5,550	144,134
CenturyLink, Inc.	4,885	143,521
Total Communications		849,950

Technology - 2.0%
Xerox Corp.	27,276	290,217
Computer Sciences Corp.	3,848	252,583
Hewlett-Packard Co.	6,624	198,786
Total Technology		741,586

Diversified - 1.5%
Leucadia National Corp.	22,610	548,971

Total Common Stocks
(Cost $28,439,776)		36,515,011

	Face Amount

REPURCHASE AGREEMENT††,2 - 0.4%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$145,730	145,730
Total Repurchase Agreement
(Cost $145,730)		145,730

SECURITIES LENDING COLLATERAL††,3 - 3.0%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	886,359	886,359
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	141,818	141,818
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	57,613	57,613
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	22,159	22,159
Total Securities Lending Collateral
(Cost $1,107,949)		1,107,949

Total Investments - 103.3%
(Cost $29,693,455)		$37,768,690
Other Assets & Liabilities, net - (3.3)%		(1,209,822)
Total Net Assets - 100.0%		$36,558,868

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 6.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 6.
plc — Public Limited Company

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments, at value - including $1,113,449 of securities loaned (cost $28,439,776)	$36,515,011
Repurchase agreements, at value (cost $1,253,679)	1,253,679
Total investments (cost $29,693,455)	37,768,690
Segregated cash with broker	31,801
Cash	1,717
Receivables:
Fund shares sold	819,558
Securities sold	286,530
Dividends	41,444
Securities lending income	3,299
Total assets	38,953,039

Liabilities:
Payable for:
Return of securities loaned	1,139,750
Fund shares redeemed	1,132,248
Management fees	25,318
Transfer agent and administrative fees	8,439
Investor service fees	8,439
Portfolio accounting fees	3,376
Miscellaneous	76,601
Total liabilities	2,394,171
Commitments and contingent liabilities (Note 14)	—
Net assets	$36,558,868

Net assets consist of:
Paid in capital	$23,525,287
Undistributed net investment income	641,387
Accumulated net realized gain on investments	4,316,959
Net unrealized appreciation on investments	8,075,235
Net assets	$36,558,868
Capital shares outstanding	261,626
Net asset value per share	$139.74

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends	$522,439
Income from securities lending, net	42,694
Interest	33
Total investment income	565,166

Expenses:
Management fees	168,859
Transfer agent and administrative fees	56,286
Investor service fees	56,286
Portfolio accounting fees	22,514
Professional fees	41,179
Custodian fees	2,559
Trustees’ fees*	2,059
Line of credit fees	3
Miscellaneous	(13,922)
Total expenses	335,823
Net investment income	229,343

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	636,507
Net realized gain	636,507
Net change in unrealized appreciation (depreciation) on:
Investments	(2,329,721)
Net change in unrealized appreciation (depreciation)	(2,329,721)
Net realized and unrealized loss	(1,693,214)
Net decrease in net assets resulting from operations	$(1,463,871)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

S&P 500® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$229,343	$409,940
Net realized gain on investments	636,507	7,003,803
Net change in unrealized appreciation (depreciation) on investments	(2,329,721)	(2,168,927)
Net increase (decrease) in net assets resulting from operations	(1,463,871)	5,244,816

Distributions to shareholders from:
Net investment income	—	(267,364)
Net realized gains	—	(4,344,538)
Total distributions to shareholders	—	(4,611,902)

Capital share transactions:
Proceeds from sale of shares	29,252,223	162,025,807
Distributions reinvested	—	4,611,902
Cost of shares redeemed	(54,394,092)	(178,107,050)
Net decrease from capital share transactions	(25,141,869)	(11,469,341)
Net decrease in net assets	(26,605,740)	(10,836,427)

Net assets:
Beginning of period	63,164,608	74,001,035
End of period	$36,558,868	$63,164,608
Undistributed net investment income at end of period	$641,387	$412,044

Capital share activity:
Shares sold	205,887	1,119,849
Shares issued from reinvestment of distributions	—	32,868
Shares redeemed	(387,705)	(1,240,891)
Net decrease in shares	(181,818)	(88,174)

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$142.44	$139.20	$95.82	$78.78	$81.39	$68.16
Income (loss) from investment operations:
Net investment income (loss)[b]	.71	.84	.41	.35	.29	.02
Net gain (loss) on investments (realized and unrealized)	(3.41)	14.19	42.97	17.13	(2.88)	13.79
Total from investment operations	(2.70)	15.03	43.38	17.48	(2.59)	13.81
Less distributions from:
Net investment income	—	(.67)	—	(.44)	(.02)	(.58)
Net realized gains	—	(11.12)	—	—	—	—
Total distributions	—	(11.79)	—	(.44)	(.02)	(.58)
Net asset value, end of period	$139.74	$142.44	$139.20	$95.82	$78.78	$81.39

Total Return[c]	(1.89%)	10.94%	45.26%	22.23%	(3.17%)	20.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36,559	$63,165	$74,001	$28,877	$31,547	$29,243
Ratios to average net assets:
Net investment income (loss)	1.02%	0.58%	0.35%	0.40%	0.35%	0.03%
Total expenses	1.49%	1.57%	1.54%	1.58%	1.61%	1.55%
Portfolio turnover rate	47%	209%	371%	523%	724%	425%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

FUND PROFILE (Unaudited)	June 30, 2015

S&P MIDCAP 400® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
Centene Corp.	2.9%
JetBlue Airways Corp.	2.5%
United Therapeutics Corp.	2.3%
Skechers U.S.A., Inc. — Class A	2.1%
WisdomTree Investments, Inc.	2.1%
ARRIS Group, Inc.	2.0%
Toll Brothers, Inc.	2.0%
Alexander & Baldwin, Inc.	2.0%
Fortinet, Inc.	1.9%
Eagle Materials, Inc.	1.9%
Top Ten Total	21.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
S&P MIDCAP 400® PURE GROWTH FUND

	Shares	Value

COMMON STOCKS† - 99.5%

Consumer, Non-cyclical - 24.8%
Centene Corp.*	16,174	$1,300,389
United Therapeutics Corp.*	5,895	1,025,435
Molina Healthcare, Inc.*	12,130	852,739
Akorn, Inc.*	19,479	850,453
WhiteWave Foods Co. — Class A*	16,540	808,475
Hain Celestial Group, Inc.*	11,900	783,734
Global Payments, Inc.	5,383	556,871
VCA, Inc.*	7,974	433,825
Gartner, Inc.*	4,940	423,753
CEB, Inc.	4,742	412,839
IDEXX Laboratories, Inc.*	6,350	407,289
Live Nation Entertainment, Inc.*	14,433	396,763
Boston Beer Company, Inc. — Class A*	1,643	381,160
Service Corporation International	12,920	380,236
SEI Investments Co.	7,010	343,700
STERIS Corp.	5,040	324,778
MEDNAX, Inc.*	4,216	312,448
Align Technology, Inc.*	4,763	298,688
WEX, Inc.*	2,430	276,947
Sirona Dental Systems, Inc.*	2,700	271,134
Charles River Laboratories International, Inc.*	3,727	262,157
Cooper Companies, Inc.	1,370	243,819
Total Consumer, Non-cyclical		11,347,632

Consumer, Cyclical - 22.5%
JetBlue Airways Corp.*	55,760	1,157,577
Skechers U.S.A., Inc. — Class A*	8,820	968,348
Toll Brothers, Inc.*	23,645	903,002
NVR, Inc.*	516	691,440
Advance Auto Parts, Inc.	3,760	598,930
Foot Locker, Inc.	8,380	561,544
Tempur Sealy International, Inc.*	8,466	557,909
Alaska Air Group, Inc.	8,084	520,852
Buffalo Wild Wings, Inc.*	3,260	510,810
Signet Jewelers Ltd.	3,940	505,266
Polaris Industries, Inc.	3,295	488,022
Carter’s, Inc.	3,838	407,979
Domino’s Pizza, Inc.	3,477	394,292
Brunswick Corp.	7,316	372,092
Williams-Sonoma, Inc.	4,446	365,772
LKQ Corp.*	10,121	306,110
Brinker International, Inc.	4,382	252,622
Dunkin’ Brands Group, Inc.	4,570	251,350
HSN, Inc.	3,150	221,099
Deckers Outdoor Corp.*	2,726	196,190
Total Consumer, Cyclical		10,231,206

Financial - 18.9%
WisdomTree Investments, Inc.	42,590	935,490
Alexander & Baldwin, Inc.	22,705	894,577
Extra Space Storage, Inc.	10,849	707,572
Jones Lang LaSalle, Inc.	3,691	631,161
Camden Property Trust	8,369	621,649
LaSalle Hotel Properties	16,139	572,289
RenaissanceRe Holdings Ltd.	4,870	494,354
Bank of the Ozarks, Inc.	9,970	456,128
Duke Realty Corp.	21,789	404,621
Douglas Emmett, Inc.	14,440	389,014
Signature Bank*	2,621	383,688
Omega Healthcare Investors, Inc.	11,065	379,861
Primerica, Inc.	7,882	360,129
Lamar Advertising Co. — Class A	5,918	340,167
Weingarten Realty Investors	10,352	338,407
Regency Centers Corp.	4,676	275,790
Kilroy Realty Corp.	3,283	220,453
UDR, Inc.	6,497	208,099
Total Financial		8,613,449

Technology - 12.3%
Fortinet, Inc.*	21,390	884,049
Cadence Design Systems, Inc.*	44,073	866,475
Manhattan Associates, Inc.*	12,050	718,782
SolarWinds, Inc.*	15,360	708,557
MAXIMUS, Inc.	10,250	673,733
Fair Isaac Corp.	4,509	409,327
ACI Worldwide, Inc.*	15,330	376,658
Ultimate Software Group, Inc.*	2,175	357,440
Rackspace Hosting, Inc.*	9,171	341,069
Tyler Technologies, Inc.*	1,990	257,466
Total Technology		5,593,556

Industrial - 12.2%
Eagle Materials, Inc.	11,505	878,176
Trinity Industries, Inc.	32,278	853,107
Zebra Technologies Corp. — Class A*	5,071	563,135
Wabtec Corp.	5,559	523,880
Packaging Corporation of America	8,020	501,170
Old Dominion Freight Line, Inc.*	6,837	469,053
ITT Corp.	10,790	451,453
Acuity Brands, Inc.	2,310	415,754
Landstar System, Inc.	5,160	345,049
Cognex Corp.	7,065	339,827
Gentex Corp.	13,011	213,641
Total Industrial		5,554,245

Communications - 4.6%
ARRIS Group, Inc.*	30,020	918,613
InterDigital, Inc.	10,241	582,610
AMC Networks, Inc. — Class A*	4,400	360,140
FactSet Research Systems, Inc.	1,520	247,015
Total Communications		2,108,378

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
S&P MIDCAP 400® PURE GROWTH FUND

	Shares	Value

Basic Materials - 2.3%
Cytec Industries, Inc.	7,120	$430,974
Minerals Technologies, Inc.	5,500	374,715
Valspar Corp.	2,950	241,369
Total Basic Materials		1,047,058

Energy - 1.1%
Dresser-Rand Group, Inc.*	5,659	482,034

Utilities - 0.8%
UGI Corp.	10,680	367,926

Total Common Stocks
(Cost $39,959,963)		45,345,484

	Face Amount

REPURCHASE AGREEMENT††,1 - 0.7%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$307,932	307,932
Total Repurchase Agreement
(Cost $307,932)		307,932

Total Investments - 100.2%
(Cost $40,267,895)		$45,653,416
Other Assets & Liabilities, net - (0.2)%		(109,868)
Total Net Assets - 100.0%		$45,543,548

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments, at value (cost $39,959,963)	$45,345,484
Repurchase agreements, at value (cost $307,932)	307,932
Total investments (cost $40,267,895)	45,653,416
Cash	1,512
Receivables:
Securities sold	1,730,133
Fund shares sold	57,933
Dividends	27,974
Total assets	47,470,968

Liabilities:
Payable for:
Securities purchased	1,821,087
Management fees	28,556
Transfer agent and administrative fees	9,519
Investor service fees	9,519
Fund shares redeemed	6,411
Portfolio accounting fees	3,807
Miscellaneous	48,521
Total liabilities	1,927,420
Commitments and contingent liabilities (Note 14)	—
Net assets	$45,543,548

Net assets consist of:
Paid in capital	$37,592,098
Accumulated net investment loss	(129,160)
Accumulated net realized gain on investments	2,695,089
Net unrealized appreciation on investments	5,385,521
Net assets	$45,543,548
Capital shares outstanding	1,237,317
Net asset value per share	$36.81

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends	$191,777
Interest	34
Total investment income	191,811

Expenses:
Management fees	163,184
Transfer agent and administrative fees	54,395
Investor service fees	54,395
Portfolio accounting fees	21,758
Professional fees	21,183
Custodian fees	2,482
Trustees’ fees*	1,089
Line of credit fees	76
Miscellaneous	3,579
Total expenses	322,141
Net investment loss	(130,330)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	77,246
Net realized gain	77,246
Net change in unrealized appreciation (depreciation) on:
Investments	2,449,405
Net change in unrealized appreciation (depreciation)	2,449,405
Net realized and unrealized gain	2,526,651
Net increase in net assets resulting from operations	$2,396,321

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(130,330)	$(224,905)
Net realized gain on investments	77,246	3,244,377
Net change in unrealized appreciation (depreciation) on investments	2,449,405	(5,223,408)
Net increase (decrease) in net assets resulting from operations	2,396,321	(2,203,936)

Distributions to shareholders from:
Net realized gains	—	(5,584,676)
Total distributions to shareholders	—	(5,584,676)

Capital share transactions:
Proceeds from sale of shares	60,118,849	117,743,165
Distributions reinvested	—	5,584,676
Cost of shares redeemed	(46,898,455)	(135,312,980)
Net increase (decrease) from capital share transactions	13,220,394	(11,985,139)
Net increase (decrease) in net assets	15,616,715	(19,773,751)

Net assets:
Beginning of period	29,926,833	49,700,584
End of period	$45,543,548	$29,926,833
(Accumulated net investment loss)/Undistributed net investment income at end of period	$(129,160)	$1,170

Capital share activity:
Shares sold	1,659,073	2,806,506
Shares issued from reinvestment of distributions	—	162,582
Shares redeemed	(1,300,606)	(3,245,414)
Net increase (decrease) in shares	358,467	(276,326)

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$34.05	$43.02	$34.66	$36.51	$39.19	$29.56
Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.28)	(.17)	(.23)	(.52)	(.35)
Net gain (loss) on investments (realized and unrealized)	2.87	(.31)	11.79	5.80	.34	9.98
Total from investment operations	2.76	(.59)	11.62	5.57	(.18)	9.63
Less distributions from:
Net realized gains	—	(8.38)	(3.26)	(7.42)	(2.50)	—
Total distributions	—	(8.38)	(3.26)	(7.42)	(2.50)	—
Net asset value, end of period	$36.81	$34.05	$43.02	$34.66	$36.51	$39.19

Total Return[c]	8.11%	(1.55%)	34.05%	16.05%	(0.66%)	32.58%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$45,544	$29,927	$49,701	$32,343	$27,379	$62,178
Ratios to average net assets:
Net investment income (loss)	(0.60%)	(0.67%)	(0.43%)	(0.58%)	(1.26%)	(1.06%)
Total expenses	1.48%	1.57%	1.54%	1.58%	1.61%	1.56%
Portfolio turnover rate	111%	380%	335%	234%	202%	304%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

FUND PROFILE (Unaudited)	June 30, 2015

S&P MIDCAP 400® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
AGCO Corp.	2.4%
Ascena Retail Group, Inc.	2.2%
Nabors Industries Ltd.	2.1%
Reinsurance Group of America, Inc. — Class A	2.0%
Domtar Corp.	1.9%
ManpowerGroup, Inc.	1.8%
HollyFrontier Corp.	1.7%
AECOM	1.7%
Ingram Micro, Inc. — Class A	1.6%
KBR, Inc.	1.6%
Top Ten Total	19.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value

COMMON STOCKS† - 99.5%

Industrial - 22.1%
AGCO Corp.	6,240	$354,307
AECOM*	7,406	244,990
KBR, Inc.	12,191	237,481
Tech Data Corp.*	4,062	233,809
Avnet, Inc.	5,475	225,078
Arrow Electronics, Inc.*	3,983	222,251
Terex Corp.	8,260	192,045
Orbital ATK, Inc.	2,350	172,396
Jabil Circuit, Inc.	6,986	148,732
Tidewater, Inc.[1]	6,063	137,812
Oshkosh Corp.	3,190	135,192
Greif, Inc. — Class A	3,680	131,928
Vishay Intertechnology, Inc.	10,490	122,523
Triumph Group, Inc.	1,550	102,285
Con-way, Inc.	2,550	97,844
SPX Corp.	1,160	83,972
Kennametal, Inc.	2,340	79,841
Regal Beloit Corp.	960	69,686
Granite Construction, Inc.	1,940	68,889
Bemis Company, Inc.	1,328	59,773
TimkenSteel Corp.	1,750	47,233
Timken Co.	1,210	44,250
Total Industrial		3,212,317

Financial - 20.4%
Reinsurance Group of America, Inc. — Class A	2,986	283,281
Old Republic International Corp.	13,558	211,911
Hanover Insurance Group, Inc.	2,719	201,288
Aspen Insurance Holdings Ltd.	4,035	193,277
Kemper Corp.	4,985	192,172
CNO Financial Group, Inc.	9,460	173,591
American Financial Group, Inc.	2,444	158,958
First American Financial Corp.	4,030	149,956
StanCorp Financial Group, Inc.	1,816	137,308
Everest Re Group Ltd.	724	131,775
HCC Insurance Holdings, Inc.	1,331	102,274
FirstMerit Corp.	4,783	99,629
Associated Banc-Corp.	4,713	95,533
Fulton Financial Corp.	6,969	91,015
Trustmark Corp.	3,642	90,978
International Bancshares Corp.	3,329	89,450
Mercury General Corp.	1,540	85,701
Hancock Holding Co.	2,606	83,157
Umpqua Holdings Corp.	4,570	82,214
Washington Federal, Inc.	3,350	78,223
TCF Financial Corp.	3,567	59,248
Valley National Bancorp	5,646	58,210
New York Community Bancorp, Inc.	3,116	57,272
Prosperity Bancshares, Inc.	955	55,142
Total Financial		2,961,563

Energy - 16.5%
Nabors Industries Ltd.	20,840	300,722
HollyFrontier Corp.	5,932	253,238
Patterson-UTI Energy, Inc.	11,630	218,818
Western Refining, Inc.	4,047	176,530
Superior Energy Services, Inc.	8,283	174,274
Denbury Resources, Inc.[1]	26,347	167,567
Rowan Companies plc — Class A	7,495	158,219
Unit Corp.*	5,161	139,966
Atwood Oceanics, Inc.[1]	5,098	134,791
QEP Resources, Inc.	7,190	133,087
SM Energy Co.	2,878	132,733
Murphy USA, Inc.*	2,031	113,370
NOW, Inc.*	5,010	99,749
Rosetta Resources, Inc.*	4,276	98,947
Oil States International, Inc.*	1,607	59,829
Helix Energy Solutions Group, Inc.*	2,590	32,712
Total Energy		2,394,552

Consumer, Non-cyclical - 12.6%
ManpowerGroup, Inc.	2,921	261,079
Community Health Systems, Inc.*	3,465	218,191
Health Net, Inc.*	2,865	183,703
WellCare Health Plans, Inc.*	1,971	167,200
Halyard Health, Inc.*	3,760	152,280
Owens & Minor, Inc.	4,363	148,342
Rent-A-Center, Inc.	5,135	145,577
RR Donnelley & Sons Co.	8,150	142,055
FTI Consulting, Inc.*	2,469	101,822
Aaron’s, Inc.	2,756	99,795
Dean Foods Co.	4,898	79,201
United Natural Foods, Inc.*	1,181	75,206
Avon Products, Inc.	8,190	51,269
Total Consumer, Non-cyclical		1,825,720

Consumer, Cyclical - 11.9%
Ascena Retail Group, Inc.*	18,950	315,611
Ingram Micro, Inc. — Class A*	9,488	237,484
MDC Holdings, Inc.	6,445	193,157
World Fuel Services Corp.	3,886	186,334
Abercrombie & Fitch Co. — Class A	5,219	112,261
JC Penney Company, Inc.*,1	12,446	105,418
CST Brands, Inc.	2,511	98,080
Casey’s General Stores, Inc.	970	92,868
Guess?, Inc.	4,542	87,070
International Speedway Corp. — Class A	2,270	83,241
Dana Holding Corp.	3,740	76,969
ANN, Inc.*	1,450	70,021
Office Depot, Inc.*	7,037	60,940
Total Consumer, Cyclical		1,719,454

Basic Materials - 7.9%
Domtar Corp.	6,735	278,829
Reliance Steel & Aluminum Co.	3,450	208,657

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value

Commercial Metals Co.	12,617	$202,881
United States Steel Corp.[1]	6,910	142,484
Cabot Corp.	3,142	117,165
Steel Dynamics, Inc.	4,939	102,311
Olin Corp.	3,275	88,261
Total Basic Materials		1,140,588

Utilities - 3.2%
ONE Gas, Inc.	2,620	111,508
Great Plains Energy, Inc.	3,577	86,419
Hawaiian Electric Industries, Inc.	2,764	82,174
MDU Resources Group, Inc.	3,720	72,652
Atmos Energy Corp.	1,105	56,664
WGL Holdings, Inc.	966	52,444
Total Utilities		461,861

Technology - 2.5%
Lexmark International, Inc. — Class A	2,425	107,185
Advanced Micro Devices, Inc.*,1	39,890	95,736
Convergys Corp.	3,265	83,225
NCR Corp.*	2,400	72,240
Total Technology		358,386

Communications - 2.4%
Telephone & Data Systems, Inc.	6,892	202,625
Time, Inc.	6,330	145,653
Total Communications		348,278

Total Common Stocks
(Cost $11,230,358)		14,422,719

	Face Amount

REPURCHASE AGREEMENT††,2 - 0.8%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$114,012	114,012
Total Repurchase Agreement
(Cost $114,012)		114,012

SECURITIES LENDING COLLATERAL††,3 - 3.5%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	404,817	404,817
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	64,771	64,771
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	26,313	26,313
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	10,120	10,120
Total Securities Lending Collateral
(Cost $506,021)		506,021

Total Investments - 103.8%
(Cost $11,850,391)		$15,042,752
Other Assets & Liabilities, net - (3.8)%		(552,942)
Total Net Assets - 100.0%		$14,489,810

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 6.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 6.
plc — Public Limited Company

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments, at value - including $490,771 of securities loaned (cost $11,230,358)	$14,422,719
Repurchase agreements, at value (cost $620,033)	620,033
Total investments (cost $11,850,391)	15,042,752
Segregated cash with broker	14,524
Cash	1,399
Receivables:
Fund shares sold	489,802
Securities sold	107,730
Dividends	14,489
Securities lending income	797
Total assets	15,671,493

Liabilities:
Payable for:
Securities purchased	603,036
Return of securities loaned	520,545
Fund shares redeemed	10,963
Management fees	9,804
Transfer agent and administrative fees	3,268
Investor service fees	3,268
Portfolio accounting fees	1,307
Miscellaneous	29,492
Total liabilities	1,181,683
Commitments and contingent liabilities (Note 14)	—
Net assets	$14,489,810

Net assets consist of:
Paid in capital	$11,073,416
Undistributed net investment income	58,743
Accumulated net realized gain on investments	165,290
Net unrealized appreciation on investments	3,192,361
Net assets	$14,489,810
Capital shares outstanding	134,027
Net asset value per share	$108.11

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends	$161,593
Income from securities lending, net	6,166
Interest	14
Total investment income	167,773

Expenses:
Management fees	65,508
Transfer agent and administrative fees	21,836
Investor service fees	21,836
Portfolio accounting fees	8,734
Professional fees	15,515
Custodian fees	995
Trustees’ fees*	765
Line of credit fees	17
Miscellaneous	(5,125)
Total expenses	130,081
Net investment income	37,692

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(135,098)
Net realized loss	(135,098)
Net change in unrealized appreciation (depreciation) on:
Investments	163,972
Net change in unrealized appreciation (depreciation)	163,972
Net realized and unrealized gain	28,874
Net increase in net assets resulting from operations	$66,566

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

S&P MIDCAP 400® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$37,692	$21,051
Net realized gain (loss) on investments	(135,098)	1,861,411
Net change in unrealized appreciation (depreciation) on investments	163,972	(1,877,961)
Net increase in net assets resulting from operations	66,566	4,501

Distributions to shareholders from:
Net investment income	—	(11,771)
Net realized gains	—	(2,117,609)
Total distributions to shareholders	—	(2,129,380)

Capital share transactions:
Proceeds from sale of shares	30,307,202	91,748,943
Distributions reinvested	—	2,129,380
Cost of shares redeemed	(33,343,661)	(102,450,191)
Net decrease from capital share transactions	(3,036,459)	(8,571,868)
Net decrease in net assets	(2,969,893)	(10,696,747)

Net assets:
Beginning of period	17,459,703	28,156,450
End of period	$14,489,810	$17,459,703
Undistributed net investment income at end of period	$58,743	$21,051

Capital share activity:
Shares sold	278,918	779,290
Shares issued from reinvestment of distributions	—	20,286
Shares redeemed	(307,207)	(877,716)
Net decrease in shares	(28,289)	(78,140)

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$107.57	$117.10	$86.29	$73.77	$79.45	$66.83
Income (loss) from investment operations:
Net investment income (loss)[b]	.23	.10	.05	.11	(.01)	(.03)
Net gain (loss) on investments (realized and unrealized)	.31	7.35	30.85	12.41	(5.67)	13.44
Total from investment operations	.54	7.45	30.90	12.52	(5.68)	13.41
Less distributions from:
Net investment income	—	(.09)	(.09)	—	—	(.79)
Net realized gains	—	(16.89)	—	—	—	—
Total distributions	—	(16.98)	(.09)	—	—	(.79)
Net asset value, end of period	$108.11	$107.57	$117.10	$86.29	$73.77	$79.45

Total Return[c]	0.51%	6.72%	35.80%	16.99%	(7.15%)	20.13%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,490	$17,460	$28,156	$14,172	$22,900	$15,875
Ratios to average net assets:
Net investment income (loss)	0.43%	0.08%	0.04%	0.14%	(0.01%)	(0.05%)
Total expenses	1.49%	1.57%	1.54%	1.58%	1.61%	1.54%
Portfolio turnover rate	149%	353%	499%	290%	334%	250%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

FUND PROFILE (Unaudited)	June 30, 2015

S&P SMALLCAP 600® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
Lannett Company, Inc.	2.2%
TASER International, Inc.	2.0%
Gentherm, Inc.	1.9%
Take-Two Interactive Software, Inc.	1.6%
Repligen Corp.	1.6%
Carrizo Oil & Gas, Inc.	1.5%
General Communication, Inc. — Class A	1.5%
MiMedx Group, Inc.	1.5%
PGT, Inc.	1.4%
ABIOMED, Inc.	1.4%
Top Ten Total	16.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value

COMMON STOCKS† - 99.2%

Consumer, Non-cyclical - 24.9%
Lannett Company, Inc.*	16,010	$951,634
Repligen Corp.*	16,876	696,473
MiMedx Group, Inc.*	53,840	624,006
ABIOMED, Inc.*	9,055	595,185
Supernus Pharmaceuticals, Inc.*	31,480	534,530
On Assignment, Inc.*	13,039	512,172
AMN Healthcare Services, Inc.*	15,330	484,275
PAREXEL International Corp.*	7,420	477,180
Depomed, Inc.*	20,538	440,745
Nektar Therapeutics*	33,960	424,840
ExamWorks Group, Inc.*	10,490	410,159
Natus Medical, Inc.*	9,019	383,849
Ligand Pharmaceuticals, Inc. — Class B*	3,749	378,274
Cynosure, Inc. — Class A*	9,511	366,934
Cal-Maine Foods, Inc.[1]	7,020	366,444
Calavo Growers, Inc.	6,527	338,947
Cambrex Corp.*	7,568	332,538
Chemed Corp.	2,188	286,847
Ensign Group, Inc.	5,332	272,252
Albany Molecular Research, Inc.*,1	13,441	271,777
Helen of Troy Ltd.*	2,390	233,001
Snyder’s-Lance, Inc.	6,809	219,726
Anika Therapeutics, Inc.*	6,562	216,743
Abaxis, Inc.	4,067	209,369
Impax Laboratories, Inc.*	4,400	202,048
Cantel Medical Corp.	3,467	186,074
Affymetrix, Inc.*	14,460	157,903
J&J Snack Foods Corp.	1,101	121,848
Global Payments, Inc.	1	103
Total Consumer, Non-cyclical		10,695,876

Financial - 20.5%
Universal Insurance Holdings, Inc.	23,057	557,979
CoreSite Realty Corp.	10,671	484,890
Chesapeake Lodging Trust	15,773	480,760
Sabra Health Care REIT, Inc.	17,177	442,137
HFF, Inc. — Class A	10,444	435,828
Bank Mutual Corp.	56,019	429,666
Associated Estates Realty Corp.	13,234	378,888
DiamondRock Hospitality Co.	28,585	366,174
American Assets Trust, Inc.	9,112	357,282
Glacier Bancorp, Inc.	10,694	314,617
First Midwest Bancorp, Inc.	16,245	308,167
Universal Health Realty Income Trust	6,487	301,386
Boston Private Financial Holdings, Inc.	21,490	288,181
Post Properties, Inc.	5,289	287,563
BofI Holding, Inc.*	2,669	282,140
MB Financial, Inc.	7,979	274,797
Home BancShares, Inc.	7,489	273,798
PrivateBancorp, Inc. — Class A	6,577	261,896
PRA Group, Inc.*	4,102	255,596
Retail Opportunity Investments Corp.	15,772	246,359
HCI Group, Inc.	5,380	237,850
Pinnacle Financial Partners, Inc.	4,148	225,527
Medical Properties Trust, Inc.	17,159	224,954
Sovran Self Storage, Inc.	2,188	190,159
Enova International, Inc.*	9,937	185,623
Education Realty Trust, Inc.	5,239	164,295
Inland Real Estate Corp.	16,380	154,300
Healthcare Realty Trust, Inc.	6,509	151,399
Cousins Properties, Inc.	12,571	130,487
CareTrust REIT, Inc.	9,004	114,081
Total Financial		8,806,779

Consumer, Cyclical - 17.7%
Gentherm, Inc.*	15,090	828,592
Meritage Homes Corp.*	12,034	566,681
Pinnacle Entertainment, Inc.*	15,153	564,904
G-III Apparel Group Ltd.*	7,434	522,982
Standard Pacific Corp.*	54,880	488,981
Ryland Group, Inc.	8,910	413,157
Papa John’s International, Inc.	4,712	356,275
DTS, Inc.*	11,161	340,299
Allegiant Travel Co. — Class A	1,814	322,674
Popeyes Louisiana Kitchen, Inc.*	4,710	282,553
Select Comfort Corp.*	9,217	277,155
Winnebago Industries, Inc.[1]	11,637	274,517
BJ’s Restaurants, Inc.*	5,590	270,836
Outerwall, Inc.[1]	3,337	253,979
Sonic Corp.	8,696	250,445
Texas Roadhouse, Inc. — Class A	5,919	221,548
Zumiez, Inc.*	7,880	209,844
Jack in the Box, Inc.	2,340	206,294
Marriott Vacations Worldwide Corp.	2,140	196,345
Wolverine World Wide, Inc.	6,255	178,142
Universal Electronics, Inc.*	3,272	163,076
Iconix Brand Group, Inc.*	6,245	155,938
Scientific Games Corp. — Class A*,1	9,415	146,309
Francesca’s Holdings Corp.*	7,730	104,123
Total Consumer, Cyclical		7,595,649

Industrial - 13.3%
TASER International, Inc.*,1	25,780	858,732
PGT, Inc.*	42,218	612,583
Apogee Enterprises, Inc.	8,650	455,336
Lydall, Inc.*	11,320	334,619
Headwaters, Inc.*	18,243	332,387
US Ecology, Inc.	6,590	321,065
Methode Electronics, Inc.	11,665	320,204
ArcBest Corp.	9,991	317,713
Heartland Express, Inc.	14,760	298,595
Hillenbrand, Inc.	8,854	271,818
KapStone Paper and Packaging Corp.	10,830	250,390
Bel Fuse, Inc. — Class B	11,806	242,259
Knight Transportation, Inc.	8,002	213,973

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value

Curtiss-Wright Corp.	2,830	$205,005
Saia, Inc.*	5,020	197,236
Matson, Inc.	4,213	177,115
AZZ, Inc.	3,122	161,720
Forward Air Corp.	2,450	128,037
Total Industrial		5,698,787

Technology - 10.6%
Take-Two Interactive Software, Inc.*	25,281	696,996
Synchronoss Technologies, Inc.*	12,945	591,975
Omnicell, Inc.*	11,882	448,071
IGATE Corp.*	8,330	397,258
Synaptics, Inc.*	3,996	346,593
Dealertrack Technologies, Inc.*	4,826	303,025
Super Micro Computer, Inc.*	9,520	281,602
Virtusa Corp.*	5,110	262,654
Tessera Technologies, Inc.	6,759	256,707
NetScout Systems, Inc.*,1	6,987	256,213
Monolithic Power Systems, Inc.	4,902	248,580
Blackbaud, Inc.	3,710	211,285
Electronics for Imaging, Inc.*	3,755	163,380
MicroStrategy, Inc. — Class A*	581	98,816
Total Technology		4,563,155

Communications - 6.5%
General Communication, Inc. — Class A*	36,940	628,348
LogMeIn, Inc.*	7,530	485,610
DHI Group, Inc.*	38,986	346,586
comScore, Inc.*	6,083	323,981
j2 Global, Inc.	4,525	307,429
EW Scripps Co. — Class A	10,396	237,549
VASCO Data Security International, Inc.*,1	6,940	209,519
Consolidated Communications Holdings, Inc.	7,229	151,881
ViaSat, Inc.*	1,932	116,422
Total Communications		2,807,325

Energy - 3.5%
Carrizo Oil & Gas, Inc.*	13,175	648,737
Synergy Resources Corp.*	49,116	561,397
Flotek Industries, Inc.*	14,880	186,446
PetroQuest Energy, Inc.*	63,130	124,997
Total Energy		1,521,577

Basic Materials - 2.2%
US Silica Holdings, Inc.[1]	9,918	291,193
Deltic Timber Corp.	3,438	232,546
Neenah Paper, Inc.	2,989	176,231
Balchem Corp.	2,240	124,813
Century Aluminum Co.*	9,835	102,579
Total Basic Materials		927,362

Total Common Stocks
(Cost $36,408,337)		42,616,510

	Face Amount

REPURCHASE AGREEMENT††,2 - 0.9%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$382,844	382,844
Total Repurchase Agreement
(Cost $382,844)		382,844

SECURITIES LENDING COLLATERAL††,3 - 4.9%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	1,670,921	1,670,921
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	267,347	267,347
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	108,610	108,610
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	41,773	41,773
Total Securities Lending Collateral
(Cost $2,088,651)		2,088,651

Total Investments - 105.0%
(Cost $38,879,832)		$45,088,005
Other Assets & Liabilities, net - (5.0)%		(2,141,031)
Total Net Assets - 100.0%		$42,946,974

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 6.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 6.
REIT — Real Estate Investment Trust

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments, at value - including $2,146,818 of securities loaned (cost $36,408,337)	$42,616,510
Repurchase agreements, at value (cost $2,471,495)	2,471,495
Total investments (cost $38,879,832)	45,088,005
Segregated cash with broker	59,949
Receivables:
Securities sold	1,404,858
Dividends	33,214
Securities lending income	1,729
Interest	1
Total assets	46,587,756

Liabilities:
Payable for:
Return of securities loaned	2,148,600
Fund shares redeemed	782,482
Securities purchased	624,006
Management fees	26,012
Transfer agent and administrative fees	8,671
Investor service fees	8,671
Portfolio accounting fees	3,468
Miscellaneous	38,872
Total liabilities	3,640,782
Commitments and contingent liabilities (Note 14)	—
Net assets	$42,946,974

Net assets consist of:
Paid in capital	$34,583,748
Accumulated net investment loss	(97,362)
Accumulated net realized gain on investments	2,252,415
Net unrealized appreciation on investments	6,208,173
Net assets	$42,946,974
Capital shares outstanding	847,425
Net asset value per share	$50.68

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends	$167,820
Income from securities lending, net	5,784
Interest	32
Total investment income	173,636

Expenses:
Management fees	137,111
Transfer agent and administrative fees	45,704
Investor service fees	45,704
Portfolio accounting fees	18,281
Professional fees	16,619
Custodian fees	2,086
Trustees’ fees*	859
Line of credit fees	4
Miscellaneous	4,630
Total expenses	270,998
Net investment loss	(97,362)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(251,101)
Net realized loss	(251,101)
Net change in unrealized appreciation (depreciation) on:
Investments	3,359,874
Net change in unrealized appreciation (depreciation)	3,359,874
Net realized and unrealized gain	3,108,773
Net increase in net assets resulting from operations	$3,011,411

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(97,362)	$(214,601)
Net realized gain (loss) on investments	(251,101)	3,388,248
Net change in unrealized appreciation (depreciation) on investments	3,359,874	(5,033,081)
Net increase (decrease) in net assets resulting from operations	3,011,411	(1,859,434)

Capital share transactions:
Proceeds from sale of shares	66,737,679	66,656,683
Cost of shares redeemed	(52,181,301)	(87,910,215)
Net increase (decrease) from capital share transactions	14,556,378	(21,253,532)
Net increase (decrease) in net assets	17,567,789	(23,112,966)

Net assets:
Beginning of period	25,379,185	48,492,151
End of period	$42,946,974	$25,379,185
(Accumulated net investment loss)/Undistributed net investment income at end of period	$(97,362)	$—

Capital share activity:
Shares sold	1,358,163	1,493,740
Shares redeemed	(1,066,498)	(1,999,885)
Net increase (decrease) in shares	291,665	(506,145)

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$45.67	$45.67	$34.20	$30.92	$29.87	$23.82
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.38)	(.32)	(.04)	(.40)	(.25)
Net gain (loss) on investments (realized and unrealized)	5.14	.38	14.34	3.32	1.45	6.30
Total from investment operations	5.01	—	14.02	3.28	1.05	6.05
Less distributions from:
Net realized gains	—	—	(2.55)	—	—	—
Total distributions	—	—	(2.55)	—	—	—
Net asset value, end of period	$50.68	$45.67	$45.67	$34.20	$30.92	$29.87

Total Return[c]	10.99%	0.00%	41.30%	10.61%	3.52%	25.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$42,947	$25,379	$48,492	$17,808	$23,086	$27,919
Ratios to average net assets:
Net investment income (loss)	(0.53%)	(0.85%)	(0.78%)	(0.13%)	(1.28%)	(0.96%)
Total expenses	1.48%	1.57%	1.54%	1.58%	1.61%	1.57%
Portfolio turnover rate	112%	268%	350%	291%	358%	529%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

FUND PROFILE (Unaudited)	June 30, 2015

S&P SMALLCAP 600® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
Universal Corp.	1.7%
Cash America International, Inc.	1.5%
TTM Technologies, Inc.	1.5%
Meadowbrook Insurance Group, Inc.	1.5%
Central Garden & Pet Co. — Class A	1.5%
Pioneer Energy Services Corp.	1.4%
SkyWest, Inc.	1.3%
Pep Boys-Manny Moe & Jack	1.3%
Gibraltar Industries, Inc.	1.3%
Basic Energy Services, Inc.	1.2%
Top Ten Total	14.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value

COMMON STOCKS† - 99.8%

Industrial - 22.1%
TTM Technologies, Inc.*	25,328	$253,027
Gibraltar Industries, Inc.*	10,498	213,844
Olympic Steel, Inc.	11,502	200,595
AAR Corp.	5,969	190,232
Atlas Air Worldwide Holdings, Inc.*	3,340	183,566
Griffon Corp.[1]	11,168	177,795
Benchmark Electronics, Inc.*	7,465	162,587
Comfort Systems USA, Inc.	6,650	152,618
Universal Forest Products, Inc.	2,809	146,152
Roadrunner Transportation Systems, Inc.*	5,372	138,597
Aegion Corp. — Class A*	6,917	131,008
RTI International Metals, Inc.*	3,990	125,765
EMCOR Group, Inc.	2,441	116,607
Sanmina Corp.*	5,664	114,186
Plexus Corp.*	2,415	105,970
Tredegar Corp.	4,787	105,840
Hub Group, Inc. — Class A*	2,526	101,899
National Presto Industries, Inc.	1,228	98,633
Hornbeck Offshore Services, Inc.*	4,794	98,421
Briggs & Stratton Corp.	5,094	98,110
Encore Wire Corp.	2,202	97,527
Fabrinet*	4,824	90,354
II-VI, Inc.*	4,240	80,475
General Cable Corp.	3,810	75,171
Kaman Corp.	1,704	71,466
Celadon Group, Inc.	3,020	62,454
DXP Enterprises, Inc.*	1,242	57,753
LSB Industries, Inc.*	1,290	52,684
AM Castle & Co.*,1	8,329	51,390
Powell Industries, Inc.	1,379	48,499
Astec Industries, Inc.	1,093	45,709
Tetra Tech, Inc.	1,650	42,306
Total Industrial		3,691,240

Consumer, Non-cyclical - 19.2%
Universal Corp.	4,850	278,002
Central Garden & Pet Co. — Class A*	22,011	251,146
PharMerica Corp.*	5,824	193,939
SpartanNash Co.	5,765	187,593
Seneca Foods Corp. — Class A*	6,708	186,281
Monster Worldwide, Inc.*	28,274	184,913
Kelly Services, Inc. — Class A	11,597	178,014
Almost Family, Inc.*	4,007	159,919
Viad Corp.	5,643	152,982
ABM Industries, Inc.	4,574	150,347
LHC Group, Inc.*	3,843	146,995
Magellan Health, Inc.*	2,080	145,746
Kindred Healthcare, Inc.	6,539	132,676
TrueBlue, Inc.*	4,080	121,992
Brink’s Co.	4,040	118,897
CDI Corp.	8,971	116,623
Invacare Corp.	5,371	116,174
Hanger, Inc.*	4,806	112,653
Insperity, Inc.	2,179	110,911
Andersons, Inc.	2,295	89,505
Heidrick & Struggles International, Inc.	2,529	65,956
Total Consumer, Non-cyclical		3,201,264

Consumer, Cyclical - 17.7%
Cash America International, Inc.	9,870	258,496
SkyWest, Inc.	14,745	221,765
Pep Boys-Manny Moe & Jack*	17,981	220,627
M/I Homes, Inc.*	7,230	178,364
Big 5 Sporting Goods Corp.	10,453	148,537
ScanSource, Inc.*	3,579	136,216
Titan International, Inc.	12,498	134,229
Fred’s, Inc. — Class A	6,817	131,500
Essendant, Inc.	3,090	121,283
EZCORP, Inc. — Class A*	15,329	113,895
Stage Stores, Inc.	6,185	108,423
Sonic Automotive, Inc. — Class A	4,464	106,377
Superior Industries International, Inc.	5,572	102,023
Perry Ellis International, Inc.*	4,256	101,165
Biglari Holdings, Inc.*	210	86,888
Barnes & Noble, Inc.*	3,190	82,812
VOXX International Corp. — Class A*	9,962	82,485
Haverty Furniture Companies, Inc.	3,641	78,718
Unifi, Inc.*	2,330	78,055
Ruby Tuesday, Inc.*	12,309	77,177
Arctic Cat, Inc.	2,300	76,383
Marcus Corp.	3,425	65,692
Callaway Golf Co.	6,730	60,166
Children’s Place, Inc.	849	55,533
Stein Mart, Inc.	5,106	53,460
Genesco, Inc.*	671	44,306
Movado Group, Inc.	1,370	37,209
Total Consumer, Cyclical		2,961,784

Energy - 13.3%
Pioneer Energy Services Corp.*	36,962	234,338
Basic Energy Services, Inc.*	27,554	208,032
Green Plains, Inc.	6,614	182,216
Northern Oil and Gas, Inc.*,1	19,176	129,822
TETRA Technologies, Inc.*	19,045	121,507
Matrix Service Co.*	5,500	100,540
CARBO Ceramics, Inc.[1]	2,363	98,372
Rex Energy Corp.*,1	16,430	91,844
SEACOR Holdings, Inc.*	1,270	90,094
Penn Virginia Corp.*,1	20,541	89,970
Cloud Peak Energy, Inc.*	18,875	87,958
Gulf Island Fabrication, Inc.[1]	7,330	81,876
Swift Energy Co.*,1	38,312	77,773
Stone Energy Corp.*	5,908	74,382
PDC Energy, Inc.*	1,302	69,839
Tesco Corp.	6,337	69,073

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value

Geospace Technologies Corp.*	2,923	$67,375
Newpark Resources, Inc.*	8,122	66,032
Exterran Holdings, Inc.	1,937	63,243
Gulfmark Offshore, Inc. — Class A1	4,743	55,019
FutureFuel Corp.	3,943	50,746
ION Geophysical Corp.*	41,301	44,192
Bristow Group, Inc.	652	34,752
Comstock Resources, Inc.[1]	10,292	34,272
Total Energy		2,223,267

Financial - 11.4%
Meadowbrook Insurance Group, Inc.	29,311	252,074
Stewart Information Services Corp.	4,105	163,378
United Fire Group, Inc.	4,704	154,103
Employers Holdings, Inc.	5,744	130,848
Infinity Property & Casualty Corp.	1,462	110,878
Selective Insurance Group, Inc.	3,872	108,610
Horace Mann Educators Corp.	2,861	104,083
Navigators Group, Inc.*	1,333	103,387
Astoria Financial Corp.	6,580	90,738
Calamos Asset Management, Inc. — Class A	6,405	78,461
Forestar Group, Inc.*	5,410	71,196
Susquehanna Bancshares, Inc.	4,996	70,544
First BanCorp*	13,989	67,427
Provident Financial Services, Inc.	3,230	61,338
OFG Bancorp	5,695	60,766
Safety Insurance Group, Inc.	987	56,960
Wintrust Financial Corp.	1,040	55,516
Central Pacific Financial Corp.	1,780	42,275
ProAssurance Corp.	870	40,203
Capstead Mortgage Corp.	3,431	38,084
Old National Bancorp	2,616	37,827
Total Financial		1,898,696

Basic Materials - 6.1%
Kraton Performance Polymers, Inc.*	7,234	172,748
Stepan Co.	2,980	161,248
OM Group, Inc.	4,366	146,698
A. Schulman, Inc.	2,450	107,114
Kaiser Aluminum Corp.	1,056	87,732
Materion Corp.	2,351	82,873
Veritiv Corp.*	2,239	81,634
PH Glatfelter Co.	3,470	76,305
American Vanguard Corp.	3,770	52,026
Koppers Holdings, Inc.	1,807	44,669
Total Basic Materials		1,013,047

Technology - 5.5%
Insight Enterprises, Inc.*	6,561	196,240
Ciber, Inc.*	38,882	134,143
SYNNEX Corp.	1,695	124,057
Digi International, Inc.*	11,037	105,403
ManTech International Corp. — Class A	3,219	93,351
CACI International, Inc. — Class A*	1,032	83,478
Sykes Enterprises, Inc.*	2,670	64,748
Engility Holdings, Inc.	2,530	63,655
Cohu, Inc.	4,270	56,492
Total Technology		921,567

Communications - 4.1%
Liquidity Services, Inc.*	18,254	175,787
Scholastic Corp.	2,597	114,606
Blucora, Inc.*	6,682	107,914
Harte-Hanks, Inc.	16,046	95,634
Anixter International, Inc.*	1,177	76,681
Spok Holdings, Inc.	2,717	45,754
NETGEAR, Inc.*	1,281	38,456
Black Box Corp.	1,566	31,320
Total Communications		686,152

Utilities - 0.4%
Laclede Group, Inc.	724	37,691
Avista Corp.	1,083	33,194
Total Utilities		70,885

Total Common Stocks
(Cost $13,705,691)		16,667,902

	Face Amount

REPURCHASE AGREEMENT††,2 - 0.8%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$137,715	137,715
Total Repurchase Agreement
(Cost $137,715)		137,715

SECURITIES LENDING COLLATERAL††,3 - 4.0%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	535,409	535,409
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	85,665	85,665
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	34,802	34,802

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
S&P SMALLCAP 600® PURE VALUE FUND

	Face Amount	Value

Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	$13,385	$13,385
Total Securities Lending Collateral
(Cost $669,261)		669,261

Total Investments - 104.6%
(Cost $14,512,667)		$17,474,878
Other Assets & Liabilities, net - (4.6)%		(761,592)
Total Net Assets - 100.0%		$16,713,286

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 6.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 6.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments, at value - including $638,662 of securities loaned (cost $13,705,691)	$16,667,902
Repurchase agreements, at value (cost $806,976)	806,976
Total investments (cost $14,512,667)	17,474,878
Segregated cash with broker	19,209
Receivables:
Fund shares sold	140,294
Securities sold	33,034
Dividends	7,041
Securities lending income	1,312
Total assets	17,675,768

Liabilities:
Payable for:
Return of securities loaned	688,470
Securities purchased	198,717
Fund shares redeemed	35,275
Management fees	10,165
Transfer agent and administrative fees	3,388
Investor service fees	3,388
Portfolio accounting fees	1,356
Miscellaneous	21,723
Total liabilities	962,482
Commitments and contingent liabilities (Note 14)	—
Net assets	$16,713,286

Net assets consist of:
Paid in capital	$16,266,185
Undistributed net investment income	11,696
Accumulated net realized loss on investments	(2,526,806)
Net unrealized appreciation on investments	2,962,211
Net assets	$16,713,286
Capital shares outstanding	125,863
Net asset value per share	$132.79

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends (net of foreign withholding tax of $236)	$121,178
Income from securities lending, net	7,013
Interest	13
Total investment income	128,204

Expenses:
Management fees	58,801
Transfer agent and administrative fees	19,600
Investor service fees	19,600
Portfolio accounting fees	7,840
Professional fees	10,499
Custodian fees	894
Trustees’ fees*	528
Line of credit fees	18
Miscellaneous	(1,272)
Total expenses	116,508
Net investment income	11,696

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(871,564)
Net realized loss	(871,564)
Net change in unrealized appreciation (depreciation) on:
Investments	915,841
Net change in unrealized appreciation (depreciation)	915,841
Net realized and unrealized gain	44,277
Net increase in net assets resulting from operations	$55,973

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$11,696	$(87,620)
Net realized gain (loss) on investments	(871,564)	2,215,771
Net change in unrealized appreciation (depreciation) on investments	915,841	(2,654,727)
Net increase (decrease) in net assets resulting from operations	55,973	(526,576)

Distributions to shareholders from:
Net realized gains	—	(2,527,173)
Total distributions to shareholders	—	(2,527,173)

Capital share transactions:
Proceeds from sale of shares	20,090,481	26,909,785
Distributions reinvested	—	2,527,173
Cost of shares redeemed	(17,751,488)	(41,640,301)
Net increase (decrease) from capital share transactions	2,338,993	(12,203,343)
Net increase (decrease) in net assets	2,394,966	(15,257,092)

Net assets:
Beginning of period	14,318,320	29,575,412
End of period	$16,713,286	$14,318,320
Undistributed net investment income at end of period	$11,696	$—

Capital share activity:
Shares sold	151,354	178,026
Shares issued from reinvestment of distributions	—	19,420
Shares redeemed	(134,422)	(275,447)
Net increase (decrease) in shares	16,932	(78,001)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

S&P SMALLCAP 600® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$131.44	$158.21	$111.18	$92.36	$101.98	$81.52
Income (loss) from investment operations:
Net investment income (loss)[b]	.10	(.77)	(.58)	(.22)	(.73)	(.56)
Net gain (loss) on investments (realized and unrealized)	1.25	2.56	48.15	19.04	(8.89)	21.02
Total from investment operations	1.35	1.79	47.57	18.82	(9.62)	20.46
Less distributions from:
Net realized gains	—	(28.56)	(.54)	—	—	—
Total distributions	—	(28.56)	(.54)	—	—	—
Net asset value, end of period	$132.79	$131.44	$158.21	$111.18	$92.36	$101.98

Total Return[c]	1.03%	1.31%	42.83%	20.38%	(9.44%)	25.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,713	$14,318	$29,575	$16,178	$12,757	$17,228
Ratios to average net assets:
Net investment income (loss)	0.15%	(0.50%)	(0.43%)	(0.22%)	(0.75%)	(0.61%)
Total expenses	1.49%	1.57%	1.54%	1.58%	1.62%	1.55%
Portfolio turnover rate	96%	144%	260%	318%	404%	526%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2015

EUROPE 1.25x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 125% of the fair value of the STOXX® Europe 50 Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. Government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	28.5%
Novartis AG ADR	3.3%
Nestle S.A. ADR	3.1%
Roche Holding AG ADR	2.6%
HSBC Holdings plc ADR	2.3%
Sanofi ADR	1.6%
BP plc ADR	1.6%
Bayer AG ADR	1.5%
Total S.A. ADR	1.5%
Royal Dutch Shell plc — Class A ADR	1.5%
Top Ten Total	47.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
EUROPE 1.25x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 53.4%

Consumer, Non-cyclical - 21.6%
Novartis AG ADR	2,071	$203,661
Nestle S.A. ADR	2,606	188,049
Roche Holding AG ADR	4,538	159,148
Sanofi ADR	1,958	96,980
Bayer AG ADR	668	94,178
Novo Nordisk A/S ADR	1,580	86,521
GlaxoSmithKline plc ADR	1,952	81,301
British American Tobacco plc ADR	751	81,296
Anheuser-Busch InBev N.V. ADR	623	75,177
AstraZeneca plc ADR	1,019	64,920
Diageo plc ADR	509	59,064
Unilever N.V. — Class Y	1,262	52,802
Reckitt Benckiser Group plc ADR	2,671	46,369
Unilever plc ADR	1,061	45,581
Total Consumer, Non-cyclical		1,335,047

Financial - 12.9%
HSBC Holdings plc ADR	3,097	138,776
Banco Santander S.A. ADR	11,333	79,444
UBS Group AG*	2,798	59,318
Lloyds Banking Group plc ADR	10,700	58,101
Allianz SE ADR	3,680	57,666
BNP Paribas S.A. ADR	1,806	55,029
Barclays plc ADR	3,297	54,203
ING Groep N.V. ADR	3,103	51,448
Prudential plc ADR	1,029	49,968
Banco Bilbao Vizcaya Argentaria S.A. ADR[1]	5,017	49,518
AXA S.A. ADR	1,685	42,546
Zurich Insurance Group AG ADR*	1,209	36,754
Credit Suisse Group AG ADR*	1,229	33,920
Deutsche Bank AG	1,044	31,487
Total Financial		798,178

Energy - 5.9%
BP plc ADR	2,419	96,663
Total S.A. ADR	1,912	94,013
Royal Dutch Shell plc — Class A ADR	1,569	89,449
BG Group plc ADR	2,724	45,709
Eni SpA ADR	1,087	38,675
Total Energy		364,509

Communications - 3.5%
Vodafone Group plc ADR	2,139	77,967
Telefonica S.A. ADR	3,301	46,874
BT Group plc ADR	656	46,504
Deutsche Telekom AG ADR	2,509	43,192
Total Communications		214,537

Basic Materials - 3.3%
BASF SE ADR	740	65,608
Rio Tinto plc ADR	994	40,963
Air Liquide S.A. ADR	1,400	35,560
Glencore plc ADR	3,998	32,124
BHP Billiton Ltd. ADR	785	31,957
Total Basic Materials		206,212

Consumer, Cyclical - 2.4%
Daimler AG ADR	803	73,603
LVMH Moet Hennessy Louis Vuitton SE ADR	1,098	38,595
Cie Financiere Richemont S.A. ADR	4,241	34,246
Total Consumer, Cyclical		146,444

Industrial - 2.2%
Siemens AG ADR	636	64,574
ABB Ltd. ADR	1,866	38,962
Schneider Electric SE ADR	2,367	32,818
Total Industrial		136,354

Technology - 0.9%
SAP SE ADR	769	54,007

Utilities - 0.7%
National Grid plc ADR	625	40,356

Total Common Stocks
(Cost $2,828,276)		3,295,644

MUTUAL FUNDS† - 28.6%
Guggenheim Strategy Fund I2	70,613	1,759,682
Total Mutual Funds
(Cost $1,758,242)		1,759,682

	Face Amount

REPURCHASE AGREEMENTS††,3 - 11.6%
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	$238,598	238,598
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	238,598	238,598
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	238,599	238,599
Total Repurchase Agreements
(Cost $715,795)		715,795

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
EUROPE 1.25x STRATEGY FUND

	Face Amount	Value

SECURITIES LENDING COLLATERAL††,4 - 0.6%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	$30,330	$30,330
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	4,853	4,853
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	1,971	1,971
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	758	758
Total Securities Lending Collateral
(Cost $37,912)		37,912

Total Investments - 94.2%
(Cost $5,340,225)		$5,809,033
Other Assets & Liabilities, net - 5.8%		354,406
Total Net Assets - 100.0%		$6,163,439

	Contracts	Unrealized Loss

EQUITY FUTURES CONTRACTS PURCHASED††
September 2015 STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $4,379,328)	120	$(58,999)

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2015 Euro FX Futures Contracts (Aggregate Value of Contracts $4,464,000)	32	$(59,487)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 6.
[2]	Affiliated issuer — See Note 11.
[3]	Repurchase Agreements — See Note 5.
[4]	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

EUROPE 1.25x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments in unaffiliated issuers, at value - including $38,493 of securities loaned (cost $2,828,276)	$3,295,644
Investments in affiliated issuers, at value (cost $1,758,242)	1,759,682
Repurchase agreements, at value (cost $753,707)	753,707
Total investments (cost $5,340,225)	5,809,033
Foreign currency, at value (cost $11,660)	11,615
Segregated cash with broker	483,300
Receivables:
Fund shares sold	62,330
Dividends	10,348
Foreign taxes reclaim	8,742
Swap settlement	1,510
Securities lending income	19
Interest	1
Total assets	6,386,898

Liabilities:
Overdraft due to custodian bank	11,612
Payable for:
Variation margin	104,059
Fund shares redeemed	53,550
Return of securities loaned	39,000
Management fees	5,086
Securities purchased	1,469
Transfer agent and administrative fees	1,413
Investor service fees	1,413
Portfolio accounting fees	565
Miscellaneous	5,292
Total liabilities	223,459
Commitments and contingent liabilities (Note 14)	—
Net assets	$6,163,439

Net assets consist of:
Paid in capital	$11,919,028
Undistributed net investment income	109,507
Accumulated net realized loss on investments	(6,215,896)
Net unrealized appreciation on investments	350,800
Net assets	$6,163,439
Capital shares outstanding	368,599
Net asset value per share	$16.72

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $4,358)	$83,114
Dividends from securities of affiliated issuers	4,980
Income from securities lending, net	158
Interest	118
Total investment income	88,370

Expenses:
Management fees	25,532
Transfer agent and administrative fees	7,092
Investor service fees	7,092
Portfolio accounting fees	2,837
Professional fees	3,517
Custodian fees	324
Trustees’ fees*	177
Miscellaneous	197
Total expenses	46,768
Net investment income	41,602

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	6,050
Investments in affiliated issuers	(362)
Swap agreements	(961)
Futures contracts	188,747
Foreign currency	(409)
Net realized gain	193,065
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(72,660)
Investments in affiliated issuers	1,440
Futures contracts	(87,140)
Foreign currency	428
Net change in unrealized appreciation (depreciation)	(157,932)
Net realized and unrealized gain	35,133
Net increase in net assets resulting from operations	$76,735

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$41,602	$66,538
Net realized gain (loss) on investments	193,065	(358,135)
Net change in unrealized appreciation (depreciation) on investments	(157,932)	(914,137)
Net increase (decrease) in net assets resulting from operations	76,735	(1,205,734)

Distributions to shareholders from:
Net investment income	—	(70,484)
Total distributions to shareholders	—	(70,484)

Capital share transactions:
Proceeds from sale of shares	14,613,470	27,638,995
Distributions reinvested	—	70,484
Cost of shares redeemed	(11,830,615)	(35,245,619)
Net increase (decrease) from capital share transactions	2,782,855	(7,536,140)
Net increase (decrease) in net assets	2,859,590	(8,812,358)

Net assets:
Beginning of period	3,303,849	12,116,207
End of period	$6,163,439	$3,303,849
Undistributed net investment income at end of period	$109,507	$67,905

Capital share activity:
Shares sold	856,429	1,492,694
Shares issued from reinvestment of distributions	—	4,193
Shares redeemed	(693,963)	(1,937,976)
Net increase (decrease) in shares	162,466	(441,089)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

EUROPE 1.25x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$16.03	$18.72	$15.13	$12.56	$14.80	$16.73
Income (loss) from investment operations:
Net investment income (loss)[b]	.12	.21	.13	.05	.17	.12
Net gain (loss) on investments (realized and unrealized)	.57	(2.53)	3.48	2.66	(2.41)	(1.85)
Total from investment operations	.69	(2.32)	3.61	2.71	(2.24)	(1.73)
Less distributions from:
Net investment income	—	(.37)	(.02)	(.14)	—	(.20)
Total distributions	—	(.37)	(.02)	(.14)	—	(.20)
Net asset value, end of period	$16.72	$16.03	$18.72	$15.13	$12.56	$14.80

Total Return[c]	4.30%	(12.49%)	23.89%	21.66%	(15.14%)	(10.35%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,163	$3,304	$12,116	$12,810	$4,063	$9,063
Ratios to average net assets:
Net investment income (loss)	1.47%	1.14%	0.79%	0.40%	1.13%	0.82%
Total expenses[d]	1.65%	1.75%	1.71%	1.72%	1.78%	1.71%
Portfolio turnover rate	215%	401%	455%	489%	446%	461%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2015

JAPAN 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. Government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 1, 2001

The Fund invests principally in derivative investments such as futures contracts.

Largest Holding (% of Total Net Assets)
Guggenheim Strategy Fund I	25.8%

“Largest Holding” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
JAPAN 2x STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 25.8%
Guggenheim Strategy Fund I1	80,771	$2,012,814
Total Mutual Funds
(Cost $2,010,406)		2,012,814

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 28.2%
Federal Home Loan Bank[2]
0.06% due 09/09/15	$1,000,000	999,880
0.25% due 02/05/16	195,000	194,822
Total Federal Home Loan Bank		1,194,702
Fannie Mae[3]
0.04% due 07/29/15	500,000	499,984
Freddie Mac[3]
0.10% due 08/07/15	500,000	499,980
Total Federal Agency Discount Notes
(Cost $2,194,522)		2,194,666

REPURCHASE AGREEMENTS††,4 - 38.3%
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	994,332	994,332
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	994,332	994,332
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	994,332	994,332
Total Repurchase Agreements
(Cost $2,982,996)		2,982,996

Total Investments - 92.3%
(Cost $7,187,924)		$7,190,476
Other Assets & Liabilities, net - 7.7%		600,080
Total Net Assets - 100.0%		$7,790,556

	Contracts	Unrealized Gain (Loss)

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2015 Japanese Yen Futures Contracts (Aggregate Value of Contracts $15,539,150)	152	$56,229

EQUITY FUTURES CONTRACTS PURCHASED†
September 2015 Nikkei 225 (CME) Index Futures Contracts (Aggregate Value of Contracts $15,592,500)	154	$(80,012)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 11.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 5.

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $2,194,522)	$2,194,666
Investments in affiliated issuers, at value (cost $2,010,406)	2,012,814
Repurchase agreements, at value (cost $2,982,996)	2,982,996
Total investments (cost $7,187,924)	7,190,476
Segregated cash with broker	541,500
Receivables:
Variation margin	114,428
Fund shares sold	72,211
Swap settlement	10,771
Dividends	1,671
Interest	3
Total assets	7,931,060

Liabilities:
Payable for:
Fund shares redeemed	124,277
Management fees	4,799
Securities purchased	1,670
Transfer agent and administrative fees	1,600
Investor service fees	1,600
Portfolio accounting fees	640
Miscellaneous	5,918
Total liabilities	140,504
Commitments and contingent liabilities (Note 14)	—
Net assets	$7,790,556

Net assets consist of:
Paid in capital	$9,520,964
Accumulated net investment loss	(30,695)
Accumulated net realized loss on investments	(1,678,482)
Net unrealized depreciation on investments	(21,231)
Net assets	$7,790,556
Capital shares outstanding	665,513
Net asset value per share	$11.71

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends from securities of affiliated issuers	$6,854
Interest	708
Total investment income	7,562

Expenses:
Management fees	19,429
Transfer agent and administrative fees	6,476
Investor service fees	6,476
Portfolio accounting fees	2,591
Professional fees	2,086
Custodian fees	296
Trustees’ fees*	108
Miscellaneous	795
Total expenses	38,257
Net investment loss	(30,695)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(6,854)
Futures contracts	635,554
Net realized gain	628,700
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,292
Investments in affiliated issuers	2,408
Futures contracts	68,039
Net change in unrealized appreciation (depreciation)	71,739
Net realized and unrealized gain	700,439
Net increase in net assets resulting from operations	$669,744

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

JAPAN 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(30,695)	$(42,003)
Net realized gain (loss) on investments	628,700	(422,343)
Net change in unrealized appreciation (depreciation) on investments	71,739	(248,400)
Net increase (decrease) in net assets resulting from operations	669,744	(712,746)

Distributions to shareholders from:
Net realized gains	—	(1,771,374)
Total distributions to shareholders	—	(1,771,374)

Capital share transactions:
Proceeds from sale of shares	14,118,189	26,812,298
Distributions reinvested	—	1,771,374
Cost of shares redeemed	(9,605,697)	(28,400,409)
Net increase from capital share transactions	4,512,492	183,263
Net increase (decrease) in net assets	5,182,236	(2,300,857)

Net assets:
Beginning of period	2,608,320	4,909,177
End of period	$7,790,556	$2,608,320
(Accumulated net investment loss)/Undistributed net investment income at end of period	$(30,695)	$—

Capital share activity:
Shares sold	1,244,459	1,271,768
Shares issued from reinvestment of distributions	—	161,054
Shares redeemed	(863,409)	(1,319,927)
Net increase in shares	381,050	112,895

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$9.17	$28.61	$18.34	$15.28	$21.49	$18.57
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.28)	(.36)	(.24)	(.30)	(.26)
Net gain (loss) on investments (realized and unrealized)	2.61	(2.76)	10.63	3.30	(5.91)	3.18
Total from investment operations	2.54	(3.04)	10.27	3.06	(6.21)	2.92
Less distributions from:
Net realized gains	—	(16.40)	—	—	—	—
Total distributions	—	(16.40)	—	—	—	—
Net asset value, end of period	$11.71	$9.17	$28.61	$18.34	$15.28	$21.49

Total Return[c]	27.70%	(15.41%)	56.00%	20.10%	(28.94%)	15.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,791	$2,608	$4,909	$3,781	$2,177	$8,618
Ratios to average net assets:
Net investment income (loss)	(1.18%)	(1.39%)	(1.50%)	(1.47%)	(1.57%)	(1.44%)
Total expenses[d]	1.48%	1.59%	1.54%	1.57%	1.61%	1.55%
Portfolio turnover rate	—	146%	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

FUND PROFILE (Unaudited)	June 30, 2015

STRENGTHENING DOLLAR 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The Fund’s current benchmark is 200% of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. Government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: September 30, 2005

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	33.8%
Guggenheim Strategy Fund II	33.1%
Total	66.9%

“Largest Holdings” exclude any temporary cash or derivative investments.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
STRENGTHENING DOLLAR 2x STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 66.9%
Guggenheim Strategy Fund I1	45,948	$1,145,035
Guggenheim Strategy Fund II1	44,955	1,119,827
Total Mutual Funds
(Cost $2,262,960)		2,264,862

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 26.6%
Federal Farm Credit Bank[2]
0.05% due 07/01/15	$500,000	500,000
Federal Home Loan Bank[2]
0.04% due 07/17/15	300,000	299,995
Freddie Mac[3]
0.05% due 07/10/15	100,000	99,999
Total Federal Agency Discount Notes
(Cost $899,994)		899,994

REPURCHASE AGREEMENTS††,4 - 20.0%
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	225,695	225,695
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	225,695	225,695
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	225,694	225,694
Total Repurchase Agreements
(Cost $677,084)		677,084

Total Investments - 113.5%
(Cost $3,840,038)		$3,841,940
Other Assets & Liabilities, net - (13.5)%		(456,061)
Total Net Assets - 100.0%		$3,385,879

	Contracts	Unrealized Gain

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2015 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $5,932,160)	62	$44,907

	Units

OTC CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International August 2015 U.S. Dollar Index Swap, Terminating 08/14/15[5] (Notional Value $655,815)	6,857	$6,276

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 11.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 5.
[5]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $899,994)	$899,994
Investments in affiliated issuers, at value (cost $2,262,960)	2,264,862
Repurchase agreements, at value (cost $677,084)	677,084
Total investments (cost $3,840,038)	3,841,940
Segregated cash with broker	430,276
Unrealized appreciation on swap agreements	6,276
Receivables:
Fund shares sold	164,471
Variation margin	58,960
Dividends	3,016
Interest	1
Total assets	4,504,940

Liabilities:
Payable for:
Fund shares redeemed	1,027,780
Swap settlement	69,147
Management fees	4,527
Securities purchased	3,016
Transfer agent and administrative fees	1,257
Investor service fees	1,257
Portfolio accounting fees	503
Miscellaneous	11,574
Total liabilities	1,119,061
Commitments and contingent liabilities (Note 14)	—
Net assets	$3,385,879

Net assets consist of:
Paid in capital	$3,058,426
Accumulated net investment loss	(43,569)
Accumulated net realized gain on investments	317,936
Net unrealized appreciation on investments	53,086
Net assets	$3,385,879
Capital shares outstanding	74,020
Net asset value per share	$45.74

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends from securities of affiliated issuers	$22,527
Interest	692
Total investment income	23,219

Expenses:
Management fees	35,569
Transfer agent and administrative fees	9,880
Investor service fees	9,880
Portfolio accounting fees	3,952
Professional fees	3,808
Custodian fees	454
Trustees’ fees*	198
Miscellaneous	3,047
Total expenses	66,788
Net investment loss	(43,569)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	412
Swap agreements	128,019
Futures contracts	633,309
Net realized gain	761,740
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	7,594
Investments in affiliated issuers	1,902
Swap agreements	(37,874)
Futures contracts	(219,450)
Net change in unrealized appreciation (depreciation)	(247,828)
Net realized and unrealized gain	513,912
Net increase in net assets resulting from operations	$470,343

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(43,569)	$(57,986)
Net realized gain on investments	761,740	969,670
Net change in unrealized appreciation (depreciation) on investments	(247,828)	306,106
Net increase in net assets resulting from operations	470,343	1,217,790

Capital share transactions:
Proceeds from sale of shares	26,750,344	36,916,778
Cost of shares redeemed	(30,815,002)	(33,957,186)
Net increase (decrease) from capital share transactions	(4,064,658)	2,959,592
Net increase (decrease) in net assets	(3,594,315)	4,177,382

Net assets:
Beginning of period	6,980,194	2,802,812
End of period	$3,385,879	$6,980,194
(Accumulated net investment loss)/Undistributed net investment income at end of period	$(43,569)	$—

Capital share activity:
Shares sold	568,895	978,861	*
Shares redeemed	(660,333)	(895,070	)*
Net increase (decrease) in shares	(91,438)	83,791	*

*
Reverse share split — Capital share activity for the period presented through January 24, 2014, has been restated to reﬂect a 1:3 reverse share split effective January 24, 2014. See Note 13 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

STRENGTHENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014[e]	Year Ended December 31, 2013[e]	Year Ended December 31, 2012[e]	Year Ended December 31, 2011[e,f]	Year Ended December 31, 2010[e,f]
Per Share Data
Net asset value, beginning of period	$42.19	$34.32	$35.37	$37.74	$39.45	$41.30
Income (loss) from investment operations:
Net investment income (loss)[b]	(.25)	(.47)	(.60)	(.60)	(.60)	(.66)
Net gain (loss) on investments (realized and unrealized)	3.80	8.34	(.45)	(1.77)	(1.11)	(1.19)
Total from investment operations	3.55	7.87	(1.05)	(2.37)	(1.71)	(1.85)
Net asset value, end of period	$45.74	$42.19	$34.32	$35.37	$37.74	$39.45

Total Return[c]	8.41%	22.93%	(2.97%)	(6.28%)	(4.26%)	(4.51%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,386	$6,980	$2,803	$3,944	$7,708	$6,871
Ratios to average net assets:
Net investment income (loss)	(1.10%)	(1.24%)	(1.69%)	(1.64%)	(1.72%)	(1.55%)
Total expenses[d]	1.69%	1.76%	1.73%	1.76%	1.77%	1.69%
Portfolio turnover rate	36%	189%	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]

Reverse share split — Per share amounts for the periods presented through January 24, 2014, have been restated to reflect a 1:3 reverse share split effective January 24, 2014. See Note 13 in Notes to Financial Statements.

[f]	Reverse share split — Per share amounts for the periods presented through December 2, 2011, have been restated to reflect a 1:2 reverse share split effective December 2, 2011.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2015

WEAKENING DOLLAR 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. Government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: September 30, 2005

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	25.2%
Guggenheim Strategy Fund II	25.2%
Total	50.4%

“Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
WEAKENING DOLLAR 2x STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 50.4%
Guggenheim Strategy Fund I1	10,156	$253,076
Guggenheim Strategy Fund II1	10,136	252,483
Total Mutual Funds
(Cost $505,904)		505,559

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 10.0%
Federal Home Loan Bank[2]
0.09% due 09/09/15	$100,000	99,988
Total Federal Agency Discount Notes
(Cost $99,982)		99,988

REPURCHASE AGREEMENTS††,3 - 29.8%
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	99,394	99,394
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	99,394	99,394
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	99,394	99,394
Total Repurchase Agreements
(Cost $298,182)		298,182

Total Investments - 90.2%
(Cost $904,068)		$903,729
Other Assets & Liabilities, net - 9.8%		98,522
Total Net Assets - 100.0%		$1,002,251

	Contracts	Unrealized Loss

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2015 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $1,626,560)	17	$(11,275)

	Units

OTC CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International August 2015 U.S. Dollar Index Swap, Terminating 08/14/15[4] (Notional Value $399,250)	4,175	$(2,992)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 11.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 5.
[4]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $99,982)	$99,988
Investments in affiliated issuers, at value (cost $505,904)	505,559
Repurchase agreements, at value (cost $298,182)	298,182
Total investments (cost $904,068)	903,729
Segregated cash with broker	128,694
Receivables:
Dividends	514
Total assets	1,032,937

Liabilities:
Unrealized depreciation on swap agreements	2,992
Payable for:
Variation margin	12,410
Fund shares redeemed	11,007
Management fees	742
Securities purchased	513
Swap settlement	340
Transfer agent and administrative fees	206
Investor service fees	206
Portfolio accounting fees	82
Miscellaneous	2,188
Total liabilities	30,686
Commitments and contingent liabilities (Note 14)	—
Net assets	$1,002,251

Net assets consist of:
Paid in capital	$2,354,390
Accumulated net investment loss	(6,436)
Accumulated net realized loss on investments	(1,331,098)
Net unrealized depreciation on investments	(14,605)
Net assets	$1,002,251
Capital shares outstanding	60,198
Net asset value per share	$16.65

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015

Investment Income:
Dividends from securities of affiliated issuers	$3,014
Interest	106
Total investment income	3,120

Expenses:
Management fees	5,106
Transfer agent and administrative fees	1,418
Investor service fees	1,418
Portfolio accounting fees	567
Professional fees	771
Custodian fees	65
Trustees’ fees*	39
Miscellaneous	172
Total expenses	9,556
Net investment loss	(6,436)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(104,035)
Futures contracts	(20,861)
Net realized loss	(124,896)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,526
Investments in affiliated issuers	(345)
Swap agreements	2,528
Futures contracts	(1,192)
Net change in unrealized appreciation (depreciation)	2,517
Net realized and unrealized loss	(122,379)
Net decrease in net assets resulting from operations	$(128,815)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(6,436)	$(16,844)
Net realized loss on investments	(124,896)	(242,617)
Net change in unrealized appreciation (depreciation) on investments	2,517	(18,190)
Net decrease in net assets resulting from operations	(128,815)	(277,651)

Capital share transactions:
Proceeds from sale of shares	3,434,887	3,876,861
Cost of shares redeemed	(3,512,812)	(4,286,293)
Net decrease from capital share transactions	(77,925)	(409,432)
Net decrease in net assets	(206,740)	(687,083)

Net assets:
Beginning of period	1,208,991	1,896,074
End of period	$1,002,251	$1,208,991
(Accumulated net investment loss)/Undistributed net investment income at end of period	$(6,436)	$—

Capital share activity:
Shares sold	206,172	181,889
Shares redeemed	(210,968)	(196,481)
Net decrease in shares	(4,796)	(14,592)

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$18.60	$23.82	$24.51	$24.32	$25.26	$26.75
Income (loss) from investment operations:
Net investment income (loss)[b]	(.09)	(.32)	(.40)	(.40)	(.47)	(.38)
Net gain (loss) on investments (realized and unrealized)	(1.86)	(4.90)	(.29)	.59	(.47)	(1.11)
Total from investment operations	(1.95)	(5.22)	(.69)	.19	(.94)	(1.49)
Net asset value, end of period	$16.65	$18.60	$23.82	$24.51	$24.32	$25.26

Total Return[c]	(10.48%)	(21.91%)	(2.82%)	0.78%	(3.68%)	(5.61%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,002	$1,209	$1,896	$1,923	$2,084	$3,302
Ratios to average net assets:
Net investment income (loss)	(1.13%)	(1.44%)	(1.69%)	(1.66%)	(1.72%)	(1.55%)
Total expenses[d]	1.68%	1.76%	1.74%	1.77%	1.77%	1.70%
Portfolio turnover rate	—	108%	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts. At June 30, 2015, the Trust consisted of fifty-two funds.

This report covers the S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, S&P SmallCap 600® Pure Value Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund (the “Funds”).

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, which approximates market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security). In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

C. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

E. The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/ or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

F. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

G. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Normally, all such distributions of a fund will automatically be reinvested without charge in additional shares of the same fund. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

H. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

I. Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

The Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund use derivative instruments to achieve leveraged exposure to their respective underlying indices. Since these Funds’ investment strategies involve consistently applied leverage, the value of the Funds’ shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at their annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
S&P 500® Pure Growth Fund	0.75%
S&P 500® Pure Value Fund	0.75%
S&P MidCap 400® Pure Growth Fund	0.75%
S&P MidCap 400® Pure Value Fund	0.75%
S&P SmallCap 600® Pure Growth Fund	0.75%
S&P SmallCap 600® Pure Value Fund	0.75%
Europe 1.25x Strategy Fund	0.90%
Japan 2x Strategy Fund	0.75%
Strengthening Dollar 2x Strategy Fund	0.90%
Weakening Dollar 2x Strategy Fund	0.90%

RFS provides transfer agent and administrative services to the Funds for fees calculated at the annualized rate of 0.25% based on the average daily net assets of each Fund.

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of Net Assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted an Investor Services Plan for which GFD and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ investments at June 30, 2015:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
S&P 500® Pure Growth Fund	$62,808,005	$—	$437,373	$—	$—	$63,245,378
S&P 500® Pure Value Fund	36,515,011	—	1,253,679	—	—	37,768,690
S&P MidCap 400® Pure Growth Fund	45,345,484	—	307,932	—	—	45,653,416
S&P MidCap 400® Pure Value Fund	14,422,719	—	620,033	—	—	15,042,752
S&P SmallCap 600® Pure Growth Fund	42,616,510	—	2,471,495	—	—	45,088,005
S&P SmallCap 600® Pure Value Fund	16,667,902	—	806,976	—	—	17,474,878
Europe 1.25x Strategy Fund	5,055,326	—	753,707	—	—	5,809,033
Japan 2x Strategy Fund	2,012,814	56,229	5,177,662	—	—	7,246,705
Strengthening Dollar 2x Strategy Fund	2,264,862	44,907	1,577,078	6,276	—	3,893,123
Weakening Dollar 2x Strategy Fund	505,559	—	398,170	—	—	903,729

Liabilities
Europe 1.25x Strategy Fund	$—	$59,487	$—	$58,999	$—	$118,486
Japan 2x Strategy Fund	—	80,012	—	—	—	80,012
Weakening Dollar 2x Strategy Fund	—	11,275	—	2,992	—	14,267

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2015, there were no transfers between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2015, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.04%			0.00%
Due 07/01/15	$29,179,725	$29,179,758	11/15/28	$43,551,200	$29,763,058
			U.S. Treasury Note
			3.00%
			02/28/17	300	315

UMB Financial Corp.			U.S. Treasury Notes
0.04%			3.00% - 4.88%
Due 07/01/15	23,187,913	23,187,939	08/15/16 - 02/28/17	22,333,500	23,651,744

RBC Capital Markets			U.S. TIP Notes
0.04%			1.13% - 2.50%
Due 07/01/15	23,187,913	23,187,939	07/15/16 - 01/15/21	19,521,900	23,651,711

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At June 30, 2015, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
S&P 500® Pure Value Fund	$1,113,449	$1,139,750
S&P MidCap 400® Pure Value Fund	490,771	520,545
S&P SmallCap 600® Pure Growth Fund	2,146,818	2,148,600
S&P SmallCap 600® Pure Value Fund	638,662	688,470
Europe 1.25x Strategy Fund	38,493	39,000

Cash collateral received was invested in the following joint repurchase agreements at June 30, 2015:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Federal Home Loan Bank
0.09%			0.88% - 2.88%
Due 07/01/15	$3,527,835	$3,527,844	06/09/17 - 03/14/25	$1,275,665	$1,275,754
			Federal Farm Credit Bank
			2.40%
			06/17/22	610,933	616,331
			Freddie Mac Notes/Bonds
			1.00% - 6.75%
			08/07/17 - 07/15/32	609,187	702,639
			Fannie Mae Interest Strips
			0.00%
			07/15/15 - 07/15/27	469,731	421,942
			U.S. Treasury Note
			2.13%
			06/30/22	386,072	387,700
			Freddie Mac Coupon Strips
			0.00%
			07/15/19 - 09/15/30	252,999	194,045
BNP Paribas Securities Corp.			U.S. Treasury Notes
0.09%			1.13% - 3.25%
Due 07/01/15	564,454	564,455	05/31/16 - 06/15/18	501,547	513,872
			U.S. TIP Bond
			0.13%
			04/15/20	60,779	61,870
			U.S. Treasury Floating Rate Note
			0.09%
			07/31/16	2	2
Barclays Capital, Inc.			U.S. Treasury Note
0.11%			2.00%
Due 07/01/15	229,309	229,310	08/31/21	231,564	233,895
			U.S. Treasury Principal Strip
			0.00%
			02/15/26	2	1
Merrill Lynch, Pierce, Fenner & Smith, Inc.			U.S. Treasury Note
0.11%			1.38%
Due 07/01/15	88,196	88,196	01/31/20	90,138	89,961

There is also $126,572 in segregated cash held as collateral.

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In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

7. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Liquidity	Leverage
Europe 1.25x Strategy Fund	x	x	x
Japan 2x Strategy Fund	x	x	x
Strengthening Dollar 2x Strategy Fund	x	x	x
Weakening Dollar 2x Strategy Fund	x	x	x

The following table represents the notional amount of derivative instruments outstanding as an approximate percentage of the Funds’ net assets on a daily basis.

	Approximate percentage of Fund’s Net Assets on a quarterly basis
Fund	Long	Short
Europe 1.25x Strategy Fund	60%*	—
Japan 2x Strategy Fund	200%*	—
Strengthening Dollar 2x Strategy Fund	200%	—
Weakening Dollar 2x Strategy Fund	—	200%

*

These funds utilize a combination of currency and financial-linked derivatives to obtain exposure to their benchmarks. The combined derivative instrument exposure is approximately 125% and 400% for the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund, respectively.

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2015:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency contracts	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2015:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Futures Currency Contracts*	Swaps Currency Contracts	Total Value at June 30, 2015
Japan 2x Strategy Fund	$—	$56,229	$—	$56,229
Strengthening Dollar 2x Strategy Fund	—	44,907	6,276	51,183

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Futures Currency Contracts*	Swaps Currency Contracts	Total Value at June 30, 2015
Europe 1.25x Strategy Fund	$58,999	$59,487	$—	$118,486
Japan 2x Strategy Fund	80,012	—	—	80,012
Weakening Dollar 2x Strategy Fund	—	11,275	2,992	14,267

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2015:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Currency Contracts	Swaps Currency Contracts	Total
Europe 1.25x Strategy Fund	$220,183	$(961)	$(31,436)	$—	$187,786
Japan 2x Strategy Fund	1,046,958	(6,854)	(411,404)	—	628,700
Strengthening Dollar 2x Strategy Fund	—	—	633,309	128,019	761,328
Weakening Dollar 2x Strategy Fund	—	—	(20,861)	(104,035)	(124,896)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Currency Contracts	Swaps Currency Contracts	Total
Europe 1.25x Strategy Fund	$(55,872)	$—	$(31,268)	$—	$(87,140)
Japan 2x Strategy Fund	683	—	67,356	—	68,039
Strengthening Dollar 2x Strategy Fund	—	—	(219,450)	(37,874)	(257,324)
Weakening Dollar 2x Strategy Fund	—	—	(1,192)	2,528	1,336

8. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Strengthening Dollar 2x Strategy Fund	Swap currency contracts	$6,276	$—	$6,276	$—	$—	$6,276

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Weakening Dollar 2x Strategy Fund	Swap currency contracts	$2,992	$—	$2,992	$—	$2,992	$—

[1]	Exchange-traded futures are excluded from these reported amounts.

9. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At June 30, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
S&P 500® Pure Growth Fund	$52,777,658	$12,696,034	$(2,228,314)	$10,467,720
S&P 500® Pure Value Fund	33,869,530	5,298,261	(1,399,101)	3,899,160
S&P MidCap 400® Pure Growth Fund	41,827,744	4,871,058	(1,045,386)	3,825,672
S&P MidCap 400® Pure Value Fund	13,585,120	1,752,101	(294,469)	1,457,632
S&P SmallCap 600® Pure Growth Fund	41,614,705	4,672,501	(1,199,201)	3,473,300
S&P SmallCap 600® Pure Value Fund	16,543,000	1,604,120	(672,242)	931,878
Europe 1.25x Strategy Fund	5,851,773	56,994	(99,734)	(42,740)
Japan 2x Strategy Fund	7,189,043	1,888	(455)	1,433
Strengthening Dollar 2x Strategy Fund	3,840,038	1,902	—	1,902
Weakening Dollar 2x Strategy Fund	904,068	82	(421)	(339)

10. Securities Transactions

For the period ended June 30, 2015, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
S&P 500® Pure Growth Fund	$23,853,559	$50,715,784
S&P 500® Pure Value Fund	21,626,986	46,335,311
S&P MidCap 400® Pure Growth Fund	61,049,421	48,313,979
S&P MidCap 400® Pure Value Fund	25,950,133	29,009,578
S&P SmallCap 600® Pure Growth Fund	56,241,593	41,992,407
S&P SmallCap 600® Pure Value Fund	17,135,270	14,765,018
Europe 1.25x Strategy Fund	10,630,010	8,656,204
Japan 2x Strategy Fund	1,757,412	—
Strengthening Dollar 2x Strategy Fund	1,127,934	2,300,000
Weakening Dollar 2x Strategy Fund	103,646	—

11. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2014 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Transactions during the period ended June 30, 2015 in which the portfolio company is an “affiliated person” are as follows:

Affiliated issuers by Fund	Value 12/31/2014	Additions	Reductions	Value 06/30/15	Shares 06/30/15	Investment Income	Realized Gain (Loss)
Europe 1.25x Strategy Fund
Guggenheim Strategy Fund I	$—	$2,904,909	$(1,200,000)	$1,759,682	70,613	$4,980	$(362)

Japan 2x Strategy Fund
Guggenheim Strategy Fund I	—	1,506,830	—	2,012,814	80,771	6,854	—

Strengthening Dollar 2x Strategy Fund
Guggenheim Strategy Fund I	—	716,134	(1,300,000)	1,145,035	45,948	10,264	171
Guggenheim Strategy Fund II	—	412,120	(1,000,000)	1,119,827	44,955	12,263	241
	—	1,122,254	(2,300,000)	2,264,862		22,527	412

Weakening Dollar 2x Strategy Fund
Guggenheim Strategy Fund I	—	51,341	—	253,076	10,156	1,355	—
Guggenheim Strategy Fund II	—	51,643	—	252,483	10,136	1,659	—
	—	102,984	—	505,559		3,014	—

12. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 12, 2016. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended June 30, 2015. The Funds did not have any borrowings under this agreement at June 30, 2015.

The average daily balances borrowed for the period ended June 30, 2015, were as follows:

Fund	Amount
S&P 500® Pure Growth Fund	$94
S&P 500® Pure Value Fund	536
S&P MidCap 400® Pure Growth Fund	12,048
S&P MidCap 400® Pure Value Fund	2,641
S&P SmallCap 600® Pure Growth Fund	614
S&P SmallCap 600® Pure Value Fund	2,834

13. Reverse Share Split

Effective January 24, 2014, the Strengthening Dollar 2x Strategy Fund underwent a one-for-three reverse share split. The effect of the transaction was to divide the number of outstanding shares of the Fund by three, resulting in a corresponding increase in the net asset value per share. The share transactions presented in the statement of changes in net assets and the per share data in the financial highlights for each of the periods presented prior to the effective date have been restated to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

14. Legal Proceedings

Tribune Company

Rydex Variable Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Variable Trust of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Variable Trust, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Variable Trust has been named as a defendant in one of the SLCFC actions: Deutsche Bank Trust Co. Americas v. McGurn, No. 11-1510 (S.D.N.Y.). In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. The SLCFC appeals have been fully briefed, and oral argument in front of the U.S. Court of Appeals for the Second Circuit occurred on November 5, 2014. The Court has not yet issued a decision on the appeals.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

None of these lawsuits alleges any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500 2x Strategy Fund, Multi-Cap Core Equity Fund, S&P 500 Pure Value Fund, Hedged Equity Fund and Multi-Hedge Strategies Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $12,580, $2,380, $1,360, $148,376, $2,720, and $119,034, respectively. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Variable Trust was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust action”).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

On April 7, 2014, the plaintiff filed a Third Amended Complaint. In the related action entitled Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust action”), the plaintiff also filed a Second Amended Complaint that alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer. A third related action against the former Lyondell shareholders, Weisfelner, as Trustee of the LB Creditor Trust v. Reichman, Adversary Proceeding No. 12-1570 (Bankr. S.D.N.Y.) (the “Reichman action”), is pending as well.

On May 8, 2014, the plaintiff in the Litigation Trust action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Court held oral argument on the motions to dismiss and on the motion for class certification on January 14 and January 15, 2015. The Court has not yet issued decisions on these motions. Discovery has commenced in these lawsuits.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

These lawsuits do not allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,235,952; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $523,200; Multi-Cap Core Equity Fund - $5,760; Hedged Equity Fund - $480; and Multi-Hedge Strategies Fund - $112,848. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

15. New Accounting Pronouncement

In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2014-11, Transfers and Servicing, which addresses concerns about current accounting and disclosures for repurchase agreements and similar transactions. The new disclosure is effective for Funds whose annual periods begin on or after December 31, 2014 and for interim periods beginning on or after March 31, 2015. Management is evaluating the impact of this update on its current disclosures.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Investment Advisory Agreement

The Board of Trustees (the “Board”) of the Rydex Variable Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), at an in-person meeting held on May 18, 2015, called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (the “Adviser”) applicable to each series of the Trust (each, a “Fund” and collectively, the “Funds”), unanimously approved the continuation of both the Investment Advisory Agreement for an additional one-year period, based on the Board’s review of qualitative and quantitative information provided by the Adviser. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreement at an in-person meeting held on April 28, 2015 (together, with the May 18 meeting, the “Meetings”).

In reaching the conclusion to approve the Trust’s Investment Advisory Agreement, the Independent Trustees requested and obtained from the Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Independent Trustees carefully evaluated this information and were advised with respect to their deliberations by independent legal counsel, who attended both Meetings. In addition, the Board also received a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of Investment Advisory Agreement, and the Independent Trustees participated in question and answer sessions with representatives of the Adviser.

In considering the approval of the Investment Advisory Agreement, the Board determined that the agreement would enable shareholders of the Funds to continue to obtain high quality services at a cost that was appropriate, reasonable, and in the best interests of their shareholders. The Board, including the Independent Trustees, unanimously approved the Investment Advisory Agreement. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser that the Board had received relating to the Investment Advisory Agreement at the Meetings. The Board noted that, at the Meetings, they had obtained and reviewed a wide variety of information, including FUSE reports (described below) that provide comparative information regarding each Fund’s fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds.

As a part of their consideration of the approval of the Investment Advisory Agreement at the Meetings, the Board, including the Independent Trustees, had evaluated a number of considerations, including among others: (a) the nature, extent and quality of the Adviser’s investment advisory and other services; (b) the Adviser’s investment management personnel; (c) the Adviser’s operations and financial condition; (d) the Adviser’s brokerage practices (including any soft dollar arrangements) and the variety and complexity of its investment strategies; (e) a comparison of the Funds’ advisory fees to the fees charged to comparable funds or accounts, paying special attention to economies of scale and the absence of breakpoints in these fees and the Adviser’s rationale for not including breakpoints; (f) each Fund’s overall fees and operating expenses compared with those of peer funds; (g) the Adviser’s profitability from its Fund-related operations; (h) the Adviser’s compliance systems; (i) the Adviser’s policies and compliance procedures; (j) the Adviser’s

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OTHER INFORMATION (Unaudited)(concluded)

reputation, expertise and resources in the financial markets; and (k) Fund performance compared with that of peer funds and/or appropriate benchmarks. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations at the Meeting, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Investment Advisory Agreement were fair and reasonable; (b) concluded that the Adviser’s fees were reasonable in light of the services that they provide to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

●

Nature, Extent and Quality of Services Provided by the Adviser. At the Meetings, the Board evaluated, among other things, the Adviser’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of its investment strategies, brokerage practices, and the adequacy of its compliance systems. The Board reviewed the scope of services to be provided by the Adviser under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Adviser for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Adviser’s representations to the Board that the Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

●

Fund Expenses and Performance of the Funds and the Adviser. At the Meetings, the Board reviewed statistical information provided by the Adviser regarding the expense ratio components and performance of each Fund. The Adviser engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board compare the Funds’ fees, expenses and total return performance with those of a peer group and peer universe of Funds selected by FUSE. Each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry) determined by FUSE to comprise a Fund’s applicable peer group. The Board also considered the Adviser’s representation that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one-, three-, and five-year performance for each Fund compared to its peers.

●

Costs of Services Provided to the Funds and Profits Realized by the Adviser and its Affiliates. At the Meetings, the Board reviewed information about the profitability of the Funds to the Adviser based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser, and reviewed reports prepared by FUSE comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed information regarding the direct revenue received by the Adviser and ancillary revenue received by the Adviser and/or its affiliates in connection with the services provided to the Funds by the Adviser and/or its affiliates. The Board also discussed the Adviser’s profit margin, including the methodology used, as reflected in the profitability in the Adviser’s profitability analysis.

●

Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board considered the absence of breakpoints in the Adviser’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that the Funds have not yet achieved sufficient asset levels to realize significant economies of scale.

●

Other Benefits to the Adviser and/or its Affiliates. In addition to evaluating the services provided by the Adviser, the Board considered the nature, extent, quality and cost of certain administrative, distribution, and shareholder services performed by the Adviser’s affiliates under separate agreements and the Trust’s Investor Services Plan.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement for the Funds were reasonable, and that approval of the Investment Advisory Agreement was in the best interests of the Funds.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	221

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Corey A. Colehour (1945)	Trustee and Member of the Audit, Governance, Nominating, and Investment and Performance Committees from 1998 to present.	Retired.	133	None.
J. Kenneth Dalton (1941)	Trustee, Member and Chairman of the Audit Committee, and Member of the Governance and Nominating Committees from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	133	Epiphany Funds (4) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board of Trustees from 2014 to present; Trustee from 1998 to present and Chairman of the Board from 2006 to 2014; Member and Chairman of the Audit Committee from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	133	None.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - concluded
Werner E. Keller (1940)	Chairman of the Board from 2014 to present; Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	133	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	133	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee, Member of the Audit Committee, and Chairman and Member of the Governance and Nominating Committees from 1998 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	133	None.

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).

Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Paul J. Davio (1972)	Assistant Treasurer (2014-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2006-present).

Former: Manager, Mutual Fund Administration, Guggenheim Investments (2003-2006).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

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GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

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GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

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6.30.2015

Rydex Variable Trust Semi-Annual Report

Sector Funds
Banking Fund
Basic Materials Fund
Biotechnology Fund
Consumer Products Fund
Electronics Fund
Energy Fund
Energy Services Fund
Financial Services Fund
Health Care Fund
Internet Fund
Leisure Fund
Precious Metals Fund
Real Estate Fund
Retailing Fund
Technology Fund
Telecommunications Fund
Transportation Fund
Utilities Fund

RVASECF-SEMI-0615x1215	guggenheiminvestments.com

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC.

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
BANKING FUND	7
BASIC MATERIALS FUND	13
BIOTECHNOLOGY FUND	19
CONSUMER PRODUCTS FUND	25
ELECTRONICS FUND	31
ENERGY FUND	37
ENERGY SERVICES FUND	43
FINANCIAL SERVICES FUND	48
HEALTH CARE FUND	55
INTERNET FUND	61
LEISURE FUND	67
PRECIOUS METALS FUND	73
REAL ESTATE FUND	78
RETAILING FUND	85
TECHNOLOGY FUND	91
TELECOMMUNICATIONS FUND	98
TRANSPORTATION FUND	104
UTILITIES FUND	110
NOTES TO FINANCIAL STATEMENTS	116
OTHER INFORMATION	126
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	128
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	131

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2015

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for Funds that are part of the Rydex Variable Trust. This report covers performance of the Funds for the semi-annual period ended June 30, 2015.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
July 31, 2015

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2015

The U.S. economy rebounded in the second quarter of 2015 after a poor first quarter, with recent positive employment, retail sales, and housing data. Data from the Bureau of Labor Statistics showed a 280,000 increase in employment in May. Also in May, building permits rose 11.8%, better than the 3.5% decline forecast by economists. Among the most positive surprises was the return of the consumer, with the May retail sales report showing a 1.2% jump, which should contribute to a positive second-quarter GDP growth rate. Summer retail sales are a little bumpy so far, but the likelihood that the U.S. economy will suffer a recession in the next year or two appears now to be remote.

In Europe, the immediate risk of a Greek exit has lessened, although the solution is far from clear or concrete. Global markets calmed after a tentative deal on Greece, but China may pose a bigger problem. Following a dramatic equity market selloff, Chinese leaders have implemented an aggressive set of reforms and rescue operations to halt the slide. In the near term, these measures appear to have had success, but there is still significant downside risk in the equity market and the Chinese economy.

As for developments at the U.S. Federal Reserve (the “Fed”), we still expect the Fed to raise interest rates in September, which may cause further deterioration in prices. September is not a date set in stone, but the bottom line is that a rate hike is coming. It is worth noting that historical tightening cycles with slow and anticipated rate rises can actually result in significant risk asset rallies.

The combination of higher rate volatility, relative value opportunities, and strong U.S. economic data has allowed risk assets, including equities, high-yield bonds, and bank loans, to outperform less risky Treasuries and investment-grade corporate bonds through June 2015. Yet, despite the fact that risky assets are leading the pack in performance, tepid year-to-date returns of less than 3% across all risk assets including equities, preferreds, bank loans, and high-yield bonds, suggest that markets may be fully priced.

Before the mid-year, there was a high level of complacency in the market and it was evidenced by stocks trading around their highs and low dispersion among analysts’ year-end predictions, which indicated a worrying lack of uncertainty. In July, after the period end, the market has faced a rocky patch, with large swings triggered by global concerns. These concerns have not completely abated, and we could see additional turbulence ahead.

For the six-month period ended June 30, 2015, the Standard & Poor’s 500® (“S&P 500”) Index* returned 1.23%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 5.52%. The return of the MSCI Emerging Markets Index* was 2.95%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a -0.10% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 2.53%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.01% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	June 30, 2015

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2014 and ending June 30, 2015.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2014	Ending Account Value June 30, 2015	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Banking Fund	1.57%	4.37%	$ 1,000.00	$ 1,043.70	$ 7.96
Basic Materials Fund	1.58%	(1.84%)	1,000.00	981.60	7.76
Biotechnology Fund	1.58%	22.33%	1,000.00	1,223.30	8.71
Consumer Products Fund	1.59%	1.65%	1,000.00	1,016.50	7.95
Electronics Fund	1.58%	4.96%	1,000.00	1,049.60	8.03
Energy Fund	1.58%	(2.88%)	1,000.00	971.20	7.72
Energy Services Fund	1.58%	(5.07%)	1,000.00	949.30	7.64
Financial Services Fund	1.58%	(0.85%)	1,000.00	991.50	7.80
Health Care Fund	1.58%	14.54%	1,000.00	1,145.40	8.40
Internet Fund	1.58%	5.16%	1,000.00	1,051.60	8.04
Leisure Fund	1.58%	4.30%	1,000.00	1,043.00	8.00
Precious Metals Fund	1.49%	(7.86%)	1,000.00	921.40	7.10
Real Estate Fund	1.59%	(5.63%)	1,000.00	943.70	7.66
Retailing Fund	1.58%	4.79%	1,000.00	1,047.90	8.02
Technology Fund	1.58%	2.15%	1,000.00	1,021.50	7.92
Telecommunications Fund	1.58%	(0.30%)	1,000.00	997.00	7.82
Transportation Fund	1.59%	(7.59%)	1,000.00	924.10	7.59
Utilities Fund	1.60%	(10.49%)	1,000.00	895.10	7.52

Table 2. Based on hypothetical 5% return (before expenses)
Banking Fund	1.57%	5.00%	$ 1,000.00	$ 1,017.01	$ 7.85
Basic Materials Fund	1.58%	5.00%	1,000.00	1,016.96	7.90
Biotechnology Fund	1.58%	5.00%	1,000.00	1,016.96	7.90
Consumer Products Fund	1.59%	5.00%	1,000.00	1,016.91	7.95
Electronics Fund	1.58%	5.00%	1,000.00	1,016.96	7.90
Energy Fund	1.58%	5.00%	1,000.00	1,016.96	7.90
Energy Services Fund	1.58%	5.00%	1,000.00	1,016.96	7.90
Financial Services Fund	1.58%	5.00%	1,000.00	1,016.96	7.90
Health Care Fund	1.58%	5.00%	1,000.00	1,016.96	7.90
Internet Fund	1.58%	5.00%	1,000.00	1,016.96	7.90
Leisure Fund	1.58%	5.00%	1,000.00	1,016.96	7.90
Precious Metals Fund	1.49%	5.00%	1,000.00	1,017.41	7.45
Real Estate Fund	1.59%	5.00%	1,000.00	1,016.91	7.95
Retailing Fund	1.58%	5.00%	1,000.00	1,016.96	7.90
Technology Fund	1.58%	5.00%	1,000.00	1,016.96	7.90
Telecommunications Fund	1.58%	5.00%	1,000.00	1,016.96	7.90
Transportation Fund	1.59%	5.00%	1,000.00	1,016.91	7.95
Utilities Fund	1.60%	5.00%	1,000.00	1,016.86	8.00

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2014 to June 30, 2015.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	June 30, 2015

BANKING FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions (“Banking Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
JPMorgan Chase & Co.	4.0%
Wells Fargo & Co.	4.0%
Bank of America Corp.	3.9%
Citigroup, Inc.	3.9%
U.S. Bancorp	2.9%
PNC Financial Services Group, Inc.	2.3%
Capital One Financial Corp.	2.3%
Bank of New York Mellon Corp.	2.3%
State Street Corp.	1.9%
BB&T Corp.	1.8%
Top Ten Total	29.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
BANKING FUND

	Shares	Value

COMMON STOCKS† - 98.7%

Banks - 94.6%
JPMorgan Chase & Co.	7,758	$525,683
Wells Fargo & Co.	9,270	521,344
Bank of America Corp.	30,314	515,944
Citigroup, Inc.	9,336	515,721
U.S. Bancorp	8,743	379,445
PNC Financial Services Group, Inc.	3,210	307,036
Capital One Financial Corp.	3,479	306,048
Bank of New York Mellon Corp.	7,111	298,448
State Street Corp.	3,162	243,474
BB&T Corp.	5,800	233,799
SunTrust Banks, Inc.	4,733	203,614
Northern Trust Corp.	2,430	185,798
Fifth Third Bancorp	8,651	180,114
M&T Bank Corp.	1,425	178,026
Citizens Financial Group, Inc.	6,020	164,406
Itau Unibanco Holding S.A. ADR	14,899	163,143
ICICI Bank Ltd. ADR	15,624	162,802
Regions Financial Corp.	15,700	162,653
KeyCorp	10,329	155,142
Banco Bradesco S.A. ADR	16,388	150,114
HDFC Bank Ltd. ADR	2,444	147,935
Credicorp Ltd.	1,024	142,254
Royal Bank of Canada	2,318	141,746
HSBC Holdings plc ADR	3,073	137,701
Huntington Bancshares, Inc.	11,754	132,938
Comerica, Inc.	2,569	131,841
Banco Santander S.A. ADR	18,710	131,157
Bank of Montreal	2,206	130,772
First Republic Bank	2,064	130,094
Toronto-Dominion Bank	3,058	129,996
Deutsche Bank AG	4,265	128,632
Credit Suisse Group AG ADR*	4,611	127,264
Bank of Nova Scotia	2,462	127,113
ING Groep N.V. ADR	7,577	125,627
Sumitomo Mitsui Financial Group, Inc. ADR	14,111	125,447
Barclays plc ADR	7,625	125,355
CIT Group, Inc.	2,696	125,338
UBS Group AG*	5,742	121,730
Bancolombia S.A. ADR	2,815	121,045
Grupo Financiero Santander Mexico SAB de CV ADR	13,090	119,774
Canadian Imperial Bank of Commerce	1,624	119,721
SVB Financial Group*	825	118,784
Signature Bank*	811	118,722
Banco Santander Chile ADR	5,840	118,260
Banco Bilbao Vizcaya Argentaria S.A. ADR[1]	11,943	117,877
East West Bancorp, Inc.	2,494	111,781
Zions Bancorporation	3,475	110,279
Popular, Inc.*	3,719	107,330
Cullen/Frost Bankers, Inc.	1,252	98,382
City National Corp.	1,087	98,254
BOK Financial Corp.	1,381	96,090
PacWest Bancorp	2,042	95,484
Commerce Bancshares, Inc.	1,978	92,511
Synovus Financial Corp.	2,900	89,378
Prosperity Bancshares, Inc.	1,532	88,458
Bank of the Ozarks, Inc.	1,880	86,010
Umpqua Holdings Corp.	4,770	85,812
BankUnited, Inc.	2,380	85,513
First Horizon National Corp.	5,380	84,305
Webster Financial Corp.	2,110	83,451
First Citizens BancShares, Inc. — Class A	310	81,542
FirstMerit Corp.	3,901	81,258
PrivateBancorp, Inc. — Class A	1,959	78,007
Associated Banc-Corp.	3,802	77,067
Western Alliance Bancorporation*	2,261	76,331
Bank of Hawaii Corp.	1,125	75,015
Texas Capital Bancshares, Inc.*	1,197	74,501
UMB Financial Corp.	1,300	74,126
United Bankshares, Inc.	1,840	74,023
TCF Financial Corp.	4,371	72,602
Cathay General Bancorp	2,170	70,417
Wintrust Financial Corp.	1,319	70,408
MB Financial, Inc.	2,040	70,258
FNB Corp.	4,889	70,010
BancorpSouth, Inc.	2,716	69,964
Hancock Holding Co.	2,188	69,819
Susquehanna Bancshares, Inc.	4,937	69,710
IBERIABANK Corp.	1,018	69,458
Hilltop Holdings, Inc.*	2,875	69,259
Home BancShares, Inc.	1,893	69,208
Valley National Bancorp	6,656	68,623
First Financial Bankshares, Inc.	1,920	66,509
Fulton Financial Corp.	5,057	66,044
Glacier Bancorp, Inc.	2,210	65,018
CVB Financial Corp.	3,430	60,402
Columbia Banking System, Inc.	1,850	60,199
Old National Bancorp	3,950	57,117
Trustmark Corp.	2,282	57,004
Community Bank System, Inc.	1,460	55,144
National Penn Bancshares, Inc.	4,870	54,934
First Midwest Bancorp, Inc.	2,830	53,685
Westamerica Bancorporation	1,010	51,157
Boston Private Financial Holdings, Inc.	3,460	46,399
Total Banks		12,388,133

Savings & Loans - 3.0%
New York Community Bancorp, Inc.	6,856	126,013
People’s United Financial, Inc.	6,110	99,043
Investors Bancorp, Inc.	7,350	90,405
First Niagara Financial Group, Inc.	8,395	79,249
Total Savings & Loans		394,710

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
BANKING FUND

	Shares	Value

Insurance - 1.1%
Voya Financial, Inc.	3,060	$142,198

Total Common Stocks
(Cost $11,071,000)		12,925,041

	Face Amount

SECURITIES LENDING COLLATERAL††,2 - 0.6%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	$62,214	62,214
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	9,954	9,954
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	4,044	4,044
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	1,556	1,556
Total Securities Lending Collateral
(Cost $77,768)		77,768

Total Investments - 99.3%
(Cost $11,148,768)		$13,002,809
Other Assets & Liabilities, net - 0.7%		93,663
Total Net Assets - 100.0%		$13,096,472

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 6.
[2]	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

BANKING FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015
Assets:
Investments, at value - including $78,960 of securities loaned (cost $11,071,000)	$12,925,041
Repurchase agreements, at value (cost $77,768)	77,768
Total investments (cost $11,148,768)	13,002,809
Segregated cash with broker	2,232
Receivables:
Fund shares sold	568,730
Dividends	19,567
Securities lending income	51
Total assets	13,593,389

Liabilities:
Overdraft due to custodian bank	25,573
Payable for:
Securities purchased	187,899
Fund shares redeemed	182,079
Return of securities loaned	80,000
Management fees	8,554
Transfer agent and administrative fees	2,516
Investor service fees	2,516
Portfolio accounting fees	1,006
Miscellaneous	6,774
Total liabilities	496,917
Commitments and contingent liabilities (Note 10)	—
Net assets	$13,096,472

Net assets consist of:
Paid in capital	$13,480,094
Undistributed net investment income	53,437
Accumulated net realized loss on investments	(2,291,100)
Net unrealized appreciation on investments	1,854,041
Net assets	$13,096,472
Capital shares outstanding	1,053,838
Net asset value per share	$12.43

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015
Investment Income:
Dividends (net of foreign withholding tax of $1,427)	$72,414
Income from securities lending, net	161
Interest	5
Total investment income	72,580

Expenses:
Management fees	26,028
Transfer agent and administrative fees	7,655
Investor service fees	7,655
Portfolio accounting fees	3,062
Professional fees	3,383
Custodian fees	350
Trustees’ fees*	170
Line of credit fees	54
Miscellaneous	(321)
Total expenses	48,036
Net investment income	24,544

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	201,879
Net realized gain	201,879
Net change in unrealized appreciation (depreciation) on:
Investments	151,255
Net change in unrealized appreciation (depreciation)	151,255
Net realized and unrealized gain	353,134
Net increase in net assets resulting from operations	$377,678

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$24,544	$30,847
Net realized gain on investments	201,879	332,051
Net change in unrealized appreciation (depreciation) on investments	151,255	(396,698)
Net increase (decrease) in net assets resulting from operations	377,678	(33,800)

Distributions to shareholders from:
Net investment income	—	(62,481)
Net realized gains	—	(750,591)
Total distributions to shareholders	—	(813,072)

Capital share transactions:
Proceeds from sale of shares	18,547,089	15,730,256
Distributions reinvested	—	813,072
Cost of shares redeemed	(9,765,880)	(17,724,921)
Net increase (decrease) from capital share transactions	8,781,209	(1,181,593)
Net increase (decrease) in net assets	9,158,887	(2,028,465)

Net assets:
Beginning of period	3,937,585	5,966,050
End of period	$13,096,472	$3,937,585
Undistributed net investment income at end of period	$53,437	$28,893

Capital share activity:
Shares sold	1,537,750	1,098,114
Shares issued from reinvestment of distributions	—	68,096
Shares redeemed	(814,659)	(1,247,790)
Net increase (decrease) in shares	723,091	(81,580)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

BANKING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$11.91	$14.47	$13.40	$10.82	$13.98	$12.52
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.08	.08	.11	.07	.02
Net gain (loss) on investments (realized and unrealized)	.47	.43	3.73	2.50	(3.18)	1.60
Total from investment operations	.52	.51	3.81	2.61	(3.11)	1.62
Less distributions from:
Net investment income	—	(.24)	(.20)	(.02)	(.05)	(.16)
Net realized gains	—	(2.83)	(2.54)	(.01)	—	—
Total distributions	—	(3.07)	(2.74)	(.03)	(.05)	(.16)
Net asset value, end of period	$12.43	$11.91	$14.47	$13.40	$10.82	$13.98

Total Return[c]	4.37%	3.42%	29.18%	24.22%	(22.23%)	13.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,096	$3,938	$5,966	$10,720	$2,595	$5,463
Ratios to average net assets:
Net investment income (loss)	0.80%	0.56%	0.52%	0.89%	0.59%	0.12%
Total expenses	1.57%	1.66%	1.64%	1.67%	1.71%	1.64%
Portfolio turnover rate	137%	285%	438%	512%	1,518%	1,119%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2015

BASIC MATERIALS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials (“Basic Materials Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
Dow Chemical Co.	2.9%
EI du Pont de Nemours & Co.	2.8%
LyondellBasell Industries N.V. — Class A	2.7%
Monsanto Co.	2.7%
Praxair, Inc.	2.2%
Ecolab, Inc.	2.2%
PPG Industries, Inc.	2.1%
Air Products & Chemicals, Inc.	2.0%
Sherwin-Williams Co.	1.9%
International Paper Co.	1.7%
Top Ten Total	23.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
BASIC MATERIALS FUND

	Shares	Value

COMMON STOCKS† - 98.9%

Chemicals - 49.2%
Dow Chemical Co.	4,785	$244,848
EI du Pont de Nemours & Co.	3,730	238,533
LyondellBasell Industries N.V. — Class A	2,226	230,436
Monsanto Co.	2,143	228,423
Praxair, Inc.	1,604	191,758
Ecolab, Inc.	1,664	188,149
PPG Industries, Inc.	1,590	182,405
Air Products & Chemicals, Inc.	1,249	170,901
Sherwin-Williams Co.	598	164,462
Mosaic Co.	2,969	139,098
Sigma-Aldrich Corp.	962	134,055
Eastman Chemical Co.	1,418	116,021
Celanese Corp. — Class A	1,535	110,336
Potash Corporation of Saskatchewan, Inc.	3,195	98,949
Westlake Chemical Corp.	1,426	97,809
International Flavors & Fragrances, Inc.	874	95,519
Ashland, Inc.	761	92,766
Airgas, Inc.	876	92,663
WR Grace & Co.*	881	88,364
Axalta Coating Systems Ltd.*	2,640	87,331
FMC Corp.	1,607	84,448
RPM International, Inc.	1,702	83,347
Valspar Corp.	1,015	83,047
Albemarle Corp.	1,463	80,860
Agrium, Inc.	720	76,284
Huntsman Corp.	3,455	76,252
NewMarket Corp.	170	75,461
Platform Specialty Products Corp.*	2,730	69,833
Cytec Industries, Inc.	1,120	67,794
Methanex Corp.	1,193	66,402
PolyOne Corp.	1,564	61,262
Sensient Technologies Corp.	851	58,157
Minerals Technologies, Inc.	745	50,757
Axiall Corp.	1,357	48,920
Cabot Corp.	1,287	47,992
HB Fuller Co.	1,146	46,551
Olin Corp.	1,724	46,462
Chemtura Corp.*	1,564	44,277
Syngenta AG ADR	430	35,092
CF Industries Holdings, Inc.	405	26,033
Total Chemicals		4,222,057

Mining - 19.4%
Freeport-McMoRan, Inc.	7,494	139,538
Alcoa, Inc.	10,545	117,577
Newmont Mining Corp.	4,874	113,856
Barrick Gold Corp.	9,180	97,858
Goldcorp, Inc.	6,015	97,443
BHP Billiton Ltd. ADR[1]	2,096	85,328
Rio Tinto plc ADR	1,972	81,266
Southern Copper Corp.[1]	2,449	72,025
Silver Wheaton Corp.	4,076	70,678
Agnico Eagle Mines Ltd.	2,473	70,159
Randgold Resources Ltd. ADR	984	65,879
Royal Gold, Inc.	1,067	65,717
Teck Resources Ltd. — Class B	6,624	65,644
AngloGold Ashanti Ltd. ADR*	7,283	65,183
Franco-Nevada Corp.	1,347	64,185
Constellium N.V. — Class A*	5,080	60,096
Eldorado Gold Corp.	14,389	59,570
Cia de Minas Buenaventura S.A.A. ADR	5,665	58,803
Compass Minerals International, Inc.	665	54,623
Pan American Silver Corp.	6,025	51,755
Kaiser Aluminum Corp.	460	38,217
Stillwater Mining Co.*	3,202	37,111
Century Aluminum Co.*	2,920	30,456
Total Mining		1,662,967

Packaging & Containers - 11.6%
Sealed Air Corp.	2,128	109,336
Ball Corp.	1,456	102,138
Rock-Tenn Co. — Class A	1,540	92,708
MeadWestvaco Corp.	1,899	89,614
Crown Holdings, Inc.*	1,666	88,148
Packaging Corporation of America	1,251	78,175
Graphic Packaging Holding Co.	5,149	71,726
Bemis Company, Inc.	1,516	68,235
Sonoco Products Co.	1,572	67,376
Berry Plastics Group, Inc.*	1,954	63,310
Owens-Illinois, Inc.*	2,721	62,420
Silgan Holdings, Inc.	1,100	58,036
KapStone Paper and Packaging Corp.	2,014	46,564
Total Packaging & Containers		997,786

Iron & Steel - 8.3%
Vale S.A. ADR[1]	22,896	134,858
Nucor Corp.	2,695	118,769
Steel Dynamics, Inc.	3,536	73,248
Reliance Steel & Aluminum Co.	1,127	68,161
ArcelorMittal[1]	6,807	66,164
Allegheny Technologies, Inc.	1,917	57,893
United States Steel Corp.[1]	2,661	54,870
Commercial Metals Co.	2,768	44,509
Carpenter Technology Corp.	1,116	43,167
Cliffs Natural Resources, Inc.[1]	5,968	25,841
AK Steel Holding Corp.*,1	6,532	25,279
Total Iron & Steel		712,759

Building Materials - 5.3%
Vulcan Materials Co.	1,289	108,186
Martin Marietta Materials, Inc.	715	101,180
Cemex SAB de CV ADR*	10,372	95,012
Eagle Materials, Inc.	851	64,957
Louisiana-Pacific Corp.*	2,943	50,119

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
BASIC MATERIALS FUND

	Shares	Value

Boise Cascade Co.*	1,030	$37,780
Total Building Materials		457,234

Forest Products & Paper - 2.4%
International Paper Co.	3,011	143,294
Domtar Corp.	1,526	63,176
Total Forest Products & Paper		206,470

Household Products & Housewares - 0.9%
Avery Dennison Corp.	1,260	76,784

Miscellaneous Manufacturing - 0.8%
AptarGroup, Inc.	1,020	65,045

Housewares - 0.7%
Scotts Miracle-Gro Co. — Class A	1,060	62,763

Oil & Gas Services - 0.3%
Flotek Industries, Inc.*	2,184	27,366

Total Common Stocks
(Cost $4,839,591)		8,491,231

	Face Amount

REPURCHASE AGREEMENT††,2 - 0.7%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$60,522	60,522
Total Repurchase Agreement
(Cost $60,522)		60,522

SECURITIES LENDING COLLATERAL††,3 - 3.9%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	264,236	264,236
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	42,278	42,278
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	17,175	17,175
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	6,606	6,606
Total Securities Lending Collateral
(Cost $330,295)		330,295

Total Investments - 103.5%
(Cost $5,230,408)		$8,882,048
Other Assets & Liabilities, net - (3.5)%		(296,905)
Total Net Assets - 100.0%		$8,585,143

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 6.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

BASIC MATERIALS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015
Assets:
Investments, at value - including $318,563 of securities loaned (cost $4,839,591)	$8,491,231
Repurchase agreements, at value (cost $390,817)	390,817
Total investments (cost $5,230,408)	8,882,048
Segregated cash with broker	9,480
Cash	312
Receivables:
Fund shares sold	211,907
Dividends	11,662
Securities lending income	409
Total assets	9,115,818

Liabilities:
Payable for:
Return of securities loaned	339,775
Securities purchased	166,295
Management fees	6,464
Transfer agent and administrative fees	1,901
Investor service fees	1,901
Portfolio accounting fees	760
Fund shares redeemed	87
Miscellaneous	13,492
Total liabilities	530,675
Commitments and contingent liabilities (Note 10)	—
Net assets	$8,585,143

Net assets consist of:
Paid in capital	$6,876,653
Accumulated net investment loss	(58,571)
Accumulated net realized loss on investments	(1,884,579)
Net unrealized appreciation on investments	3,651,640
Net assets	$8,585,143
Capital shares outstanding	413,255
Net asset value per share	$20.77

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015
Investment Income:
Dividends (net of foreign withholding tax of $2,106)	$91,331
Income from securities lending, net	2,070
Interest	7
Total investment income	93,408

Expenses:
Management fees	42,534
Transfer agent and administrative fees	12,510
Investor service fees	12,510
Portfolio accounting fees	5,004
Professional fees	7,794
Custodian fees	570
Trustees’ fees*	388
Line of credit fees	2
Miscellaneous	(2,242)
Total expenses	79,070
Net investment income	14,338

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(53,523)
Net realized loss	(53,523)
Net change in unrealized appreciation (depreciation) on:
Investments	(275,963)
Net change in unrealized appreciation (depreciation)	(275,963)
Net realized and unrealized loss	(329,486)
Net decrease in net assets resulting from operations	$(315,148)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$14,338	$23,613
Net realized gain (loss) on investments	(53,523)	1,144,479
Net change in unrealized appreciation (depreciation) on investments	(275,963)	(1,523,262)
Net decrease in net assets resulting from operations	(315,148)	(355,170)

Distributions to shareholders from:
Net investment income	—	(394,161)
Net realized gains	—	(747,384)
Total distributions to shareholders	—	(1,141,545)

Capital share transactions:
Proceeds from sale of shares	13,075,452	30,818,302
Distributions reinvested	—	1,141,545
Cost of shares redeemed	(13,237,650)	(32,988,124)
Net decrease from capital share transactions	(162,198)	(1,028,277)
Net decrease in net assets	(477,346)	(2,524,992)

Net assets:
Beginning of period	9,062,489	11,587,481
End of period	$8,585,143	$9,062,489
Accumulated net investment loss at end of period	$(58,571)	$(72,909)

Capital share activity:
Shares sold	593,292	1,214,803
Shares issued from reinvestment of distributions	—	52,898
Shares redeemed	(608,365)	(1,306,301)
Net decrease in shares	(15,073)	(38,600)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$21.16	$24.82	$26.08	$25.95	$36.83	$29.22
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.05	.09	.17	(.02)	(.07)
Net gain (loss) on investments (realized and unrealized)	(.42)	(.44)	.20	2.45	(5.69)	7.86
Total from investment operations	(.39)	(.39)	.29	2.62	(5.71)	7.79
Less distributions from:
Net investment income	—	(1.13)	(.19)	—	—	(.18)
Net realized gains	—	(2.14)	(1.36)	(2.49)	(5.17)	—
Total distributions	—	(3.27)	(1.55)	(2.49)	(5.17)	(.18)
Net asset value, end of period	$20.77	$21.16	$24.82	$26.08	$25.95	$36.83

Total Return[c]	(1.84%)	(1.81%)	1.25%	10.72%	(16.46%)	26.67%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,585	$9,062	$11,587	$16,519	$15,894	$49,131
Ratios to average net assets:
Net investment income (loss)	0.29%	0.18%	0.37%	0.62%	(0.06%)	(0.22%)
Total expenses	1.58%	1.66%	1.64%	1.67%	1.71%	1.66%
Portfolio turnover rate	131%	218%	350%	339%	193%	418%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2015

BIOTECHNOLOGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services (“Biotechnology Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
Gilead Sciences, Inc.	7.4%
Amgen, Inc.	5.8%
Biogen, Inc.	5.4%
Celgene Corp.	5.2%
Regeneron Pharmaceuticals, Inc.	4.1%
Alexion Pharmaceuticals, Inc.	3.2%
Vertex Pharmaceuticals, Inc.	2.9%
Illumina, Inc.	2.9%
BioMarin Pharmaceutical, Inc.	2.6%
Incyte Corp.	2.3%
Top Ten Total	41.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
BIOTECHNOLOGY FUND

	Shares	Value

COMMON STOCKS† - 99.6%

Biotechnology - 72.0%
Gilead Sciences, Inc.	36,093	$4,225,768
Amgen, Inc.	21,605	3,316,800
Biogen, Inc.*	7,681	3,102,663
Celgene Corp.*	25,833	2,989,782
Regeneron Pharmaceuticals, Inc.*	4,655	2,374,655
Alexion Pharmaceuticals, Inc.*	10,124	1,830,113
Vertex Pharmaceuticals, Inc.*	13,641	1,684,391
Illumina, Inc.*	7,688	1,678,752
BioMarin Pharmaceutical, Inc.*	11,029	1,508,547
Incyte Corp.*	12,745	1,328,156
Alnylam Pharmaceuticals, Inc.*	8,043	964,114
Medivation, Inc.*	8,244	941,465
Intrexon Corp.*,1	18,910	922,808
United Therapeutics Corp.*	5,053	878,969
Isis Pharmaceuticals, Inc.*,1	14,100	811,455
Seattle Genetics, Inc.*	15,982	773,529
Bluebird Bio, Inc.*	4,450	749,247
Intercept Pharmaceuticals, Inc.*,1	3,049	735,968
Bio-Rad Laboratories, Inc. — Class A*	4,408	663,889
Puma Biotechnology, Inc.*	5,230	610,603
Exact Sciences Corp.*,1	19,076	567,320
Halozyme Therapeutics, Inc.*,1	24,133	544,923
Charles River Laboratories International, Inc.*	7,389	519,742
Juno Therapeutics, Inc.*,1	9,610	512,501
Kite Pharma, Inc.*,1	8,300	506,051
Celldex Therapeutics, Inc.*	19,971	503,669
Myriad Genetics, Inc.*,1	14,526	493,739
Ligand Pharmaceuticals, Inc. — Class B*	4,731	477,358
Novavax, Inc.*	41,017	456,929
AMAG Pharmaceuticals, Inc.*	6,555	452,688
Medicines Co.*	14,926	427,033
PTC Therapeutics, Inc.*	8,670	417,287
ARIAD Pharmaceuticals, Inc.*,1	46,942	388,210
Merrimack Pharmaceuticals, Inc.*,1	31,077	384,267
Repligen Corp.*	8,957	369,655
Acorda Therapeutics, Inc.*	10,874	362,430
NewLink Genetics Corp.*,1	7,839	347,033
Theravance, Inc.[1]	14,035	253,612
PDL BioPharma, Inc.[1]	36,160	232,509
Aegerion Pharmaceuticals, Inc.*	11,960	226,881
ZIOPHARM Oncology, Inc.*,1	16,167	194,007
Ultragenyx Pharmaceutical, Inc.*	1,600	163,824
Achillion Pharmaceuticals, Inc.*	16,900	149,734
Sage Therapeutics, Inc.*	1,900	138,700
Total Biotechnology		41,181,776

Pharmaceuticals - 24.0%
Quintiles Transnational Holdings, Inc.*	13,149	954,748
OPKO Health, Inc.*,1	58,779	945,166
Receptos, Inc.*	4,201	798,400
Agios Pharmaceuticals, Inc.*	6,050	672,397
Alkermes plc*	10,419	670,358
ACADIA Pharmaceuticals, Inc.*	15,285	640,136
Mylan N.V.*	9,290	630,420
Dyax Corp.*	23,597	625,321
Neurocrine Biosciences, Inc.*	12,910	616,582
Anacor Pharmaceuticals, Inc.*	7,610	589,242
Radius Health, Inc.*	8,110	549,047
Clovis Oncology, Inc.*,1	5,960	523,765
TESARO, Inc.*	8,230	483,842
Portola Pharmaceuticals, Inc.*	10,448	475,906
Insys Therapeutics, Inc.*,1	12,804	459,920
Chimerix, Inc.*	9,909	457,796
Endo International plc*	5,370	427,721
Ironwood Pharmaceuticals, Inc. — Class A*	34,373	414,538
Shire plc ADR	1,500	362,235
Keryx Biopharmaceuticals, Inc.*,1	31,657	315,937
Jazz Pharmaceuticals plc*	1,640	288,755
Impax Laboratories, Inc.*	6,121	281,076
Nektar Therapeutics*	18,926	236,764
Akorn, Inc.*	5,130	223,976
AbbVie, Inc.	2,902	194,976
Array BioPharma, Inc.*	25,930	186,955
Esperion Therapeutics, Inc.*	1,900	155,344
Pacira Pharmaceuticals, Inc.*	2,020	142,854
Cempra, Inc.*	3,980	136,753
MannKind Corp.*,1	23,877	135,860
Depomed, Inc.*	5,580	119,747
Total Pharmaceuticals		13,716,537

Healthcare-Products - 3.2%
Cepheid*	10,715	655,222
Bio-Techne Corp.	6,114	602,046
QIAGEN N.V.*	23,335	578,475
Total Healthcare-Products		1,835,743

Holding Companies-Diversified - 0.4%
Horizon Pharma plc*	7,390	256,729

Total Common Stocks
(Cost $33,042,881)		56,990,785

RIGHTS††† - 0.0%
Chelsea Therapeutics International
Expires 12/31/17	18,097	1,448
Clinical Data, Inc.
Expires 12/31/20	4,730	—
Total Rights
(Cost $1,341)		1,448

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
BIOTECHNOLOGY FUND

	Face Amount	Value

REPURCHASE AGREEMENT††,2 - 0.8%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$430,863	$430,863
Total Repurchase Agreement
(Cost $430,863)		430,863

SECURITIES LENDING COLLATERAL††,3 - 10.4%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	4,777,625	4,777,625
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	764,419	764,419
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	310,546	310,546
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	119,441	119,441
Total Securities Lending Collateral
(Cost $5,972,031)		5,972,031

Total Investments - 110.8%
(Cost $39,447,116)		$63,395,127
Other Assets & Liabilities, net - (10.8)%		(6,155,382)
Total Net Assets - 100.0%		$57,239,745

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 6.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

BIOTECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments, at value - including $6,195,440 of securities loaned (cost $33,044,222)	$56,992,233
Repurchase agreements, at value (cost $6,402,894)	6,402,894
Total investments (cost $39,447,116)	63,395,127
Segregated cash with broker	171,411
Receivables:
Securities sold	301,885
Fund shares sold	86,498
Securities lending income	10,951
Interest	1
Total assets	63,965,873

Liabilities:
Payable for:
Return of securities loaned	6,143,443
Fund shares redeemed	470,699
Management fees	39,928
Transfer agent and administrative fees	11,743
Investor service fees	11,743
Portfolio accounting fees	4,697
Miscellaneous	43,875
Total liabilities	6,726,128
Commitments and contingent liabilities (Note 10)	—
Net assets	$57,239,745

Net assets consist of:
Paid in capital	$34,188,834
Accumulated net investment loss	(233,787)
Accumulated net realized loss on investments	(663,313)
Net unrealized appreciation on investments	23,948,011
Net assets	$57,239,745
Capital shares outstanding	609,980
Net asset value per share	$93.84

STATEMENT OF OPERATIONS (Unaudited)

Period Ended June 30, 2015

Investment Income:
Income from securities lending, net	$82,136
Dividends	66,652
Interest	35
Total investment income	148,823

Expenses:
Management fees	207,378
Transfer agent and administrative fees	60,993
Investor service fees	60,993
Portfolio accounting fees	24,397
Professional fees	20,585
Custodian fees	2,783
Trustees’ fees*	1,069
Line of credit fees	560
Miscellaneous	6,723
Total expenses	385,481
Net investment loss	(236,658)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,578,937
Net realized gain	1,578,937
Net change in unrealized appreciation (depreciation) on:
Investments	7,245,264
Net change in unrealized appreciation (depreciation)	7,245,264
Net realized and unrealized gain	8,824,201
Net increase in net assets resulting from operations	$8,587,543

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(236,658)	$(275,654)
Net realized gain on investments	1,578,937	4,753,200
Net change in unrealized appreciation (depreciation) on investments	7,245,264	2,373,904
Net increase in net assets resulting from operations	8,587,543	6,851,450

Capital share transactions:
Proceeds from sale of shares	46,157,617	61,464,713
Cost of shares redeemed	(35,599,022)	(56,722,008)
Net increase from capital share transactions	10,558,595	4,742,705
Net increase in net assets	19,146,138	11,594,155

Net assets:
Beginning of period	38,093,607	26,499,452
End of period	$57,239,745	$38,093,607
Accumulated net investment loss/Undistributed net investment income at end of period	$(233,787)	$2,871

Capital share activity:
Shares sold	522,340	907,407
Shares redeemed	(408,960)	(869,201)
Net increase in shares	113,380	38,206

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$76.71	$57.81	$37.49	$27.58	$24.93	$22.52
Income (loss) from investment operations:
Net investment income (loss)[b]	(.42)	(.62)	(.56)	(.47)	(.41)	(.33)
Net gain (loss) on investments (realized and unrealized)	17.55	19.52	20.88	10.38	3.06	2.74
Total from investment operations	17.13	18.90	20.32	9.91	2.65	2.41
Net asset value, end of period	$93.84	$76.71	$57.81	$37.49	$27.58	$24.93

Total Return[c]	22.33%	32.69%	54.20%	35.98%	10.59%	10.70%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$57,240	$38,094	$26,499	$19,080	$11,846	$13,843
Ratios to average net assets:
Net investment income (loss)	(0.97%)	(0.92%)	(1.15%)	(1.33%)	(1.51%)	(1.40%)
Total expenses	1.58%	1.66%	1.63%	1.68%	1.71%	1.65%
Portfolio turnover rate	73%	165%	277%	294%	502%	509%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2015

CONSUMER PRODUCTS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally (“Consumer Products Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 29, 2001

Ten Largest Holdings (% of Total Net Assets)
Procter & Gamble Co.	5.2%
Coca-Cola Co.	4.6%
PepsiCo, Inc.	4.2%
Philip Morris International, Inc.	4.0%
Altria Group, Inc.	3.5%
Mondelez International, Inc. — Class A	3.0%
Colgate-Palmolive Co.	2.7%
Kraft Foods Group, Inc.	2.5%
Reynolds American, Inc.	2.2%
Kimberly-Clark Corp.	2.2%
Top Ten Total	34.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
CONSUMER PRODUCTS FUND

	Shares	Value

COMMON STOCKS† - 99.6%

Food - 37.3%
Mondelez International, Inc. — Class A	14,312	$588,797
Kraft Foods Group, Inc.	5,950	506,583
Kroger Co.	5,841	423,531
General Mills, Inc.	7,434	414,222
Kellogg Co.	5,346	335,194
ConAgra Foods, Inc.	7,466	326,414
Sysco Corp.	9,025	325,802
Hershey Co.	3,464	307,707
Tyson Foods, Inc. — Class A	7,013	298,964
Hormel Foods Corp.	4,866	274,296
Campbell Soup Co.	5,720	272,558
Whole Foods Market, Inc.	6,692	263,932
JM Smucker Co.	2,333	252,921
McCormick & Company, Inc.	2,872	232,488
Pilgrim’s Pride Corp.[1]	9,500	218,215
WhiteWave Foods Co. — Class A*	4,242	207,349
Hain Celestial Group, Inc.*	2,756	181,510
Pinnacle Foods, Inc.	3,730	169,864
Ingredion, Inc.	2,108	168,239
BRF S.A. ADR	7,857	164,290
Flowers Foods, Inc.	7,101	150,186
Sprouts Farmers Market, Inc.*	5,265	142,050
TreeHouse Foods, Inc.*	1,728	140,020
Post Holdings, Inc.*	2,440	131,589
United Natural Foods, Inc.*	2,039	129,844
Lancaster Colony Corp.	1,243	112,927
Cal-Maine Foods, Inc.[1]	2,110	110,142
Darling Ingredients, Inc.*	7,458	109,334
SUPERVALU, Inc.*	12,956	104,814
Sanderson Farms, Inc.	1,220	91,695
Fresh Market, Inc.*	2,820	90,635
B&G Foods, Inc.	3,160	90,155
Dean Foods Co.	5,282	85,410
Total Food		7,421,677

Beverages - 23.7%
Coca-Cola Co.	23,522	922,769
PepsiCo, Inc.	8,981	838,287
Monster Beverage Corp.*	2,536	339,875
Constellation Brands, Inc. — Class A	2,909	337,502
Brown-Forman Corp. — Class B	3,329	333,499
Dr Pepper Snapple Group, Inc.	3,648	265,939
Molson Coors Brewing Co. — Class B	3,628	253,270
Anheuser-Busch InBev N.V. ADR	2,062	248,822
Keurig Green Mountain, Inc.	3,072	235,407
Ambev S.A. ADR	37,923	231,330
Coca-Cola Enterprises, Inc.	5,187	225,323
Fomento Economico Mexicano SAB de CV ADR	2,111	188,069
Diageo plc ADR	1,620	187,985
Boston Beer Company, Inc. — Class A*	520	120,635
Total Beverages		4,728,712

Agriculture - 15.1%
Philip Morris International, Inc.	9,882	792,240
Altria Group, Inc.	14,408	704,695
Reynolds American, Inc.	5,940	443,480
Archer-Daniels-Midland Co.	8,005	386,001
Bunge Ltd.	2,859	251,020
British American Tobacco plc ADR	1,430	154,798
Vector Group Ltd.	5,135	120,467
Universal Corp.	1,440	82,541
Andersons, Inc.	1,850	72,150
Total Agriculture		3,007,392

Cosmetics & Personal Care - 12.6%
Procter & Gamble Co.	13,122	1,026,665
Colgate-Palmolive Co.	8,370	547,482
Estee Lauder Companies, Inc. — Class A	4,688	406,262
Coty, Inc. — Class A*	7,100	226,987
Unilever N.V. — Class Y	4,573	191,334
Avon Products, Inc.	18,581	116,317
Total Cosmetics & Personal Care		2,515,047

Household Products & Housewares - 5.6%
Kimberly-Clark Corp.	4,153	440,094
Clorox Co.	2,519	262,026
Church & Dwight Company, Inc.	2,846	230,896
Spectrum Brands Holdings, Inc.	1,710	174,403
Total Household Products & Housewares		1,107,419

Pharmaceuticals - 3.0%
Mead Johnson Nutrition Co. — Class A	3,359	303,049
Herbalife Ltd.*,1	5,181	285,421
Total Pharmaceuticals		588,470

Retail - 1.3%
Casey’s General Stores, Inc.	1,467	140,451
Nu Skin Enterprises, Inc. — Class A1	2,418	113,960
Total Retail		254,411

Household Products - 1.0%
Energizer Holdings, Inc.*	1,530	201,272

Total Common Stocks
(Cost $12,186,678)		19,824,400

RIGHTS††† - 0.0%
Casa Ley
Expires 01/17/19*	7,547	1,132
PDC
Expires 01/17/17*	7,547	528
Total Rights
(Cost $1,815)		1,660

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
CONSUMER PRODUCTS FUND

	Face Amount	Value

REPURCHASE AGREEMENT††,2 - 0.3%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$68,562	$68,562
Total Repurchase Agreement
(Cost $68,562)		68,562

SECURITIES LENDING COLLATERAL††,3 - 2.3%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	367,667	367,667
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	58,827	58,827
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	23,898	23,898
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	9,192	9,192
Total Securities Lending Collateral
(Cost $459,584)		459,584

Total Investments - 102.2%
(Cost $12,716,639)		$20,354,206
Other Assets & Liabilities, net - (2.2)%		(444,567)
Total Net Assets - 100.0%		$19,909,639

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 6.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

CONSUMER PRODUCTS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2015

Assets:
Investments, at value - including $461,403 of securities loaned (cost $12,188,493)	$19,826,060
Repurchase agreements, at value (cost $528,146)	528,146
Total investments (cost $12,716,639)	20,354,206
Segregated cash with broker	13,191
Receivables:
Fund shares sold	269,091
Dividends	48,016
Foreign taxes reclaim	1,409
Securities lending income	880
Total assets	20,686,793

Liabilities:
Payable for:
Return of securities loaned	472,775
Securities purchased	204,793
Fund shares redeemed	49,645
Management fees	14,240
Transfer agent and administrative fees	4,188
Investor service fees	4,188
Portfolio accounting fees	1,676
Miscellaneous	25,649
Total liabilities	777,154
Commitments and contingent liabilities (Note 10)	—
Net assets	$19,909,639

Net assets consist of:
Paid in capital	$11,938,944
Undistributed net investment income	268,734
Accumulated net realized gain on investments	64,394
Net unrealized appreciation on investments	7,637,567
Net assets	$19,909,639
Capital shares outstanding	325,453
Net asset value per share	$61.18

STATEMENT OF OPERATIONS (Unaudited)

Period Ended June 30, 2015

Investment Income:
Dividends (net of foreign withholding tax of $1,298)	$323,716
Income from securities lending, net	5,457
Interest	13
Total investment income	329,186

Expenses:
Management fees	103,718
Transfer agent and administrative fees	30,505
Investor service fees	30,505
Portfolio accounting fees	12,202
Professional fees	13,692
Custodian fees	1,388
Trustees’ fees*	705
Line of credit fees	35
Miscellaneous	787
Total expenses	193,537
Net investment income	135,649

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,095,816
Net realized gain	1,095,816
Net change in unrealized appreciation (depreciation) on:
Investments	(707,206)
Net change in unrealized appreciation (depreciation)	(707,206)
Net realized and unrealized gain	388,610
Net increase in net assets resulting from operations	$524,259

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$135,649	$133,614
Net realized gain on investments	1,095,816	480,911
Net change in unrealized appreciation (depreciation) on investments	(707,206)	1,598,468
Net increase in net assets resulting from operations	524,259	2,212,993

Distributions to shareholders from:
Net investment income	—	(123,883)
Net realized gains	—	(1,472,803)
Total distributions to shareholders	—	(1,596,686)

Capital share transactions:
Proceeds from sale of shares	28,902,070	49,243,639
Distributions reinvested	—	1,596,686
Cost of shares redeemed	(35,606,494)	(40,815,155)
Net increase (decrease) from capital share transactions	(6,704,424)	10,025,170
Net increase (decrease) in net assets	(6,180,165)	10,641,477

Net assets:
Beginning of period	26,089,804	15,448,327
End of period	$19,909,639	$26,089,804
Undistributed net investment income at end of period	$268,734	$133,085

Capital share activity:
Shares sold	470,338	824,162
Shares issued from reinvestment of distributions	—	26,840
Shares redeemed	(578,343)	(688,835)
Net increase (decrease) in shares	(108,005)	162,167

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$60.19	$56.94	$45.02	$41.82	$37.33	$32.25
Income (loss) from investment operations:
Net investment income (loss)[b]	.34	.42	.38	.46	.41	.60
Net gain (loss) on investments (realized and unrealized)	.65	6.72	12.31	3.33	4.70	4.96
Total from investment operations	.99	7.14	12.69	3.79	5.11	5.56
Less distributions from:
Net investment income	—	(.30)	(.77)	(.59)	(.62)	(.48)
Net realized gains	—	(3.59)	—	—	—	—
Total distributions	—	(3.89)	(.77)	(.59)	(.62)	(.48)
Net asset value, end of period	$61.18	$60.19	$56.94	$45.02	$41.82	$37.33

Total Return[c]	1.65%	12.63%	28.25%	9.05%	13.76%	17.28%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,910	$26,090	$15,448	$15,604	$23,092	$15,259
Ratios to average net assets:
Net investment income (loss)	1.11%	0.70%	0.72%	1.06%	1.02%	1.76%
Total expenses	1.59%	1.66%	1.64%	1.67%	1.69%	1.65%
Portfolio turnover rate	98%	194%	438%	636%	368%	442%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2015

ELECTRONICS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices (“Electronics Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: August 3, 2001

Ten Largest Holdings (% of Total Net Assets)
Intel Corp.	7.9%
Texas Instruments, Inc.	4.9%
Broadcom Corp. — Class A	3.7%
Applied Materials, Inc.	3.3%
Avago Technologies Ltd.	3.1%
Skyworks Solutions, Inc.	3.0%
Analog Devices, Inc.	3.0%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	2.8%
Micron Technology, Inc.	2.7%
Altera Corp.	2.7%
Top Ten Total	37.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
ELECTRONICS FUND

	Shares	Value

COMMON STOCKS† - 99.5%

Semiconductors - 90.3%
Intel Corp.	28,122	$855,330
Texas Instruments, Inc.	10,288	529,934
Broadcom Corp. — Class A	7,816	402,446
Applied Materials, Inc.	18,493	355,435
Avago Technologies Ltd.	2,543	338,041
Skyworks Solutions, Inc.	3,103	323,022
Analog Devices, Inc.	4,997	320,731
Taiwan Semiconductor Manufacturing Company Ltd. ADR	13,300	302,042
Micron Technology, Inc.*	15,662	295,072
Altera Corp.	5,640	288,768
NXP Semiconductor N.V.*	2,694	264,551
Lam Research Corp.	3,211	261,215
Freescale Semiconductor Ltd.*	6,392	255,488
Qorvo, Inc.*	3,088	247,874
Xilinx, Inc.	5,482	242,085
Linear Technology Corp.	5,272	233,181
NVIDIA Corp.	11,546	232,190
Maxim Integrated Products, Inc.	6,686	231,168
Microchip Technology, Inc.	4,764	225,933
KLA-Tencor Corp.	3,852	216,521
Marvell Technology Group Ltd.	13,283	175,136
ON Semiconductor Corp.*	13,894	162,421
ASML Holding N.V. — Class G1	1,498	155,987
ARM Holdings plc ADR	3,058	150,668
Atmel Corp.	14,775	145,608
Teradyne, Inc.	7,500	144,675
Cypress Semiconductor Corp.*	12,089	142,167
Cavium, Inc.*	2,004	137,895
Microsemi Corp.*	3,837	134,103
Mellanox Technologies Ltd.*	2,607	126,674
Integrated Device Technology, Inc.*	5,761	125,014
Tower Semiconductor Ltd.*	8,090	124,910
Siliconware Precision Industries Company Ltd. ADR	16,750	124,788
Ambarella, Inc.*,1	1,169	120,045
Himax Technologies, Inc. ADR[1]	14,590	117,158
Cree, Inc.*,1	4,365	113,621
Silicon Laboratories, Inc.*	2,010	108,560
Tessera Technologies, Inc.	2,750	104,445
Cirrus Logic, Inc.*	3,050	103,792
MKS Instruments, Inc.	2,730	103,576
Monolithic Power Systems, Inc.	1,984	100,609
Fairchild Semiconductor International, Inc. — Class A*	5,771	100,300
PMC-Sierra, Inc.*	10,700	91,592
Intersil Corp. — Class A	7,282	91,098
OmniVision Technologies, Inc.*	3,465	90,766
Power Integrations, Inc.	1,809	81,731
Semtech Corp.*	4,113	81,643
Veeco Instruments, Inc.*	2,692	77,368
Total Semiconductors		9,757,377

Energy-Alternate Sources – 6.9%
SunEdison, Inc.*	7,235	216,399
First Solar, Inc.*	3,193	150,007
Canadian Solar, Inc.*	4,721	135,021
JinkoSolar Holding Company Ltd. ADR*,1	4,274	126,168
Trina Solar Ltd. ADR*,1	10,351	120,486
Total Energy-Alternate Sources		748,081

Electrical Components & Equipment - 1.2%
SunPower Corp. — Class A*	4,708	133,754

Computers - 1.1%
Synaptics, Inc.*	1,383	119,955

Total Common Stocks
(Cost $7,902,278)		10,759,167

	Face Amount

REPURCHASE AGREEMENT††,2 - 0.8%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$81,116	81,116
Total Repurchase Agreement
(Cost $81,116)		81,116

SECURITIES LENDING COLLATERAL††,3 - 5.0%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	434,334	434,334
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	69,493	69,493

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
ELECTRONICS FUND

	Face Amount	Value

Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	$28,232	$28,232
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	10,858	10,858
Total Securities Lending Collateral
(Cost $542,917)		542,917

Total Investments - 105.3%
(Cost $8,526,311)		$11,383,200
Other Assets & Liabilities, net - (5.3)%		(576,087)
Total Net Assets - 100.0%		$10,807,113

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 6.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

ELECTRONICS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2015

Assets:
Investments, at value - including $552,626 of securities loaned (cost $7,902,278)	$10,759,167
Repurchase agreements, at value (cost $624,033)	624,033
Total investments (cost $8,526,311)	11,383,200
Segregated cash with broker	15,583
Cash	1,065
Receivables:
Securities sold	80,557
Fund shares sold	31,989
Dividends	16,695
Securities lending income	413
Total assets	11,529,502

Liabilities:
Payable for:
Return of securities loaned	558,500
Fund shares redeemed	139,814
Management fees	8,793
Transfer agent and administrative fees	2,586
Investor service fees	2,586
Portfolio accounting fees	1,035
Miscellaneous	9,075
Total liabilities	722,389
Commitments and contingent liabilities (Note 10)	—
Net assets	$10,807,113

Net assets consist of:
Paid in capital	$11,209,946
Accumulated net investment loss	(3,002)
Accumulated net realized loss on investments	(3,256,720)
Net unrealized appreciation on investments	2,856,889
Net assets	$10,807,113
Capital shares outstanding	214,450
Net asset value per share	$50.39

STATEMENT OF OPERATIONS (Unaudited)

Period Ended June 30, 2015

Investment Income:
Dividends (net of foreign withholding tax of $1,537)	$62,044
Income from securities lending, net	5,482
Interest	7
Total investment income	67,533

Expenses:
Management fees	38,052
Transfer agent and administrative fees	11,191
Investor service fees	11,191
Portfolio accounting fees	4,477
Professional fees	4,609
Custodian fees	511
Trustees’ fees*	236
Line of credit fees	11
Miscellaneous	257
Total expenses	70,535
Net investment loss	(3,002)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(67,109)
Net realized loss	(67,109)
Net change in unrealized appreciation (depreciation) on:
Investments	(33,479)
Net change in unrealized appreciation (depreciation)	(33,479)
Net realized and unrealized loss	(100,588)
Net decrease in net assets resulting from operations	$(103,590)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(3,002)	$(1,024)
Net realized loss on investments	(67,109)	(479,675)
Net change in unrealized appreciation (depreciation) on investments	(33,479)	1,359,813
Net increase (decrease) in net assets resulting from operations	(103,590)	879,114

Capital share transactions:
Proceeds from sale of shares	17,979,123	32,517,739
Cost of shares redeemed	(14,478,858)	(29,247,035)
Net increase from capital share transactions	3,500,265	3,270,704
Net increase in net assets	3,396,675	4,149,818

Net assets:
Beginning of period	7,410,438	3,260,620
End of period	$10,807,113	$7,410,438
Accumulated net investment loss at end of period	$(3,002)	$—

Capital share activity:
Shares sold	347,013	743,900
Shares redeemed	(286,913)	(673,572)
Net increase in shares	60,100	70,328

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013[e]	Year Ended December 31, 2012[e]	Year Ended December 31, 2011[e]	Year Ended December 31, 2010[e]
Per Share Data
Net asset value, beginning of period	$48.01	$38.81	$28.78	$28.52	$94.34	$117.22
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.01)	— [c]	.06	(.58)	(.51)
Net gain (loss) on investments (realized and unrealized)	2.40	9.21	10.12	.20	(11.64)	9.27
Total from investment operations	2.38	9.20	10.12	.26	(12.22)	8.76
Less distributions from:
Net investment income	—	—	(.09)	—	—	—
Net realized gains	—	—	—	—	(53.60)	(31.64)
Total distributions	—	—	(.09)	—	(53.60)	(31.64)
Net asset value, end of period	$50.39	$48.01	$38.81	$28.78	$28.52	$94.34

Total Return[d]	4.96%	23.74%	35.05%	1.05%	(16.49%)	9.55%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,807	$7,410	$3,261	$3,860	$3,053	$9,238
Ratios to average net assets:
Net investment income (loss)	(0.07%)	(0.01%)	0.02%	0.19%	(0.68%)	(0.46%)
Total expenses	1.58%	1.66%	1.64%	1.67%	1.72%	1.64%
Portfolio turnover rate	157%	381%	745%	910%	859%	958%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[e]	Reverse share split — Per share amounts for the periods presented through April 5, 2013 have been restated to reflect a 1:10 reverse share split effective April 5, 2013.

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2015

ENERGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy (“Energy Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 29, 2001

Ten Largest Holdings (% of Total Net Assets)
Exxon Mobil Corp.	5.5%
Chevron Corp.	3.9%
Schlumberger Ltd.	3.1%
Kinder Morgan, Inc.	2.7%
ConocoPhillips	2.6%
Occidental Petroleum Corp.	2.3%
Williams Companies, Inc.	2.1%
EOG Resources, Inc.	2.0%
Phillips 66	2.0%
Anadarko Petroleum Corp.	1.8%
Top Ten Total	28.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
ENERGY FUND

	Shares	Value

COMMON STOCKS† - 99.7%

Oil & Gas - 70.8%
Exxon Mobil Corp.	16,504	$1,373,132
Chevron Corp.	10,259	989,686
ConocoPhillips	10,458	642,227
Occidental Petroleum Corp.	7,348	571,454
EOG Resources, Inc.	5,880	514,794
Phillips 66	6,134	494,155
Anadarko Petroleum Corp.	5,842	456,027
Valero Energy Corp.	6,846	428,560
Marathon Petroleum Corp.	7,668	401,113
Devon Energy Corp.	6,089	362,235
Apache Corp.	6,016	346,702
Pioneer Natural Resources Co.	2,399	332,717
Hess Corp.	4,753	317,881
Marathon Oil Corp.	11,953	317,233
Cheniere Energy, Inc.*	4,379	303,290
Noble Energy, Inc.	7,039	300,425
Petroleo Brasileiro S.A. ADR*,1	32,158	291,030
Continental Resources, Inc.*	6,788	287,743
Transocean Ltd.[1]	17,333	279,408
Concho Resources, Inc.*	2,334	265,749
Cabot Oil & Gas Corp. — Class A	8,245	260,047
Equities Corp.	3,146	255,896
Tesoro Corp.	2,901	244,873
Cimarex Energy Co.	2,094	230,989
Antero Resources Corp.*	6,550	224,927
HollyFrontier Corp.	5,109	218,103
BP plc ADR	5,425	216,783
Southwestern Energy Co.*	9,513	216,230
Range Resources Corp.	4,240	209,371
Murphy Oil Corp.	4,831	200,825
Helmerich & Payne, Inc.	2,823	198,796
Chesapeake Energy Corp.[1]	17,607	196,670
Noble Corporation plc	12,721	195,776
Royal Dutch Shell plc — Class A ADR	3,388	193,150
Seadrill Ltd.[1]	18,489	191,176
Nabors Industries Ltd.	12,962	187,042
Whiting Petroleum Corp.*	5,557	186,715
Ensco plc — Class A	8,294	184,707
Newfield Exploration Co.*	4,934	178,216
Energen Corp.	2,579	176,146
Encana Corp.	15,468	170,457
Suncor Energy, Inc.	6,160	169,523
Diamondback Energy, Inc.*	2,140	161,313
Western Refining, Inc.	3,490	152,234
Gulfport Energy Corp.*	3,671	147,758
Cobalt International Energy, Inc.*	14,995	145,601
Canadian Natural Resources Ltd.	5,204	141,341
Memorial Resource Development Corp.*	7,210	136,774
Diamond Offshore Drilling, Inc.[1]	5,215	134,599
QEP Resources, Inc.	7,264	134,457
SM Energy Co.	2,793	128,813
Rowan Companies plc — Class A	5,810	122,649
PBF Energy, Inc. — Class A	4,315	122,632
YPF S.A. ADR	4,430	121,515
Patterson-UTI Energy, Inc.	6,297	118,478
Rice Energy, Inc.*	5,670	118,106
CNOOC Ltd. ADR	830	117,794
Statoil ASA ADR[1]	6,580	117,782
Laredo Petroleum, Inc.*,1	9,290	116,868
Parsley Energy, Inc. — Class A*	6,690	116,540
Carrizo Oil & Gas, Inc.*	2,351	115,763
Sasol Ltd. ADR	3,100	114,886
WPX Energy, Inc.*	9,305	114,265
Cenovus Energy, Inc.	7,040	112,710
RSP Permian, Inc.*	3,960	111,316
Delek US Holdings, Inc.	3,000	110,460
Denbury Resources, Inc.[1]	17,158	109,125
PDC Energy, Inc.*	1,988	106,636
Matador Resources Co.*	4,260	106,500
Oasis Petroleum, Inc.*	6,694	106,100
California Resources Corp.	17,209	103,942
Rosetta Resources, Inc.*	4,209	97,396
Ultra Petroleum Corp.*,1	7,750	97,030
Atwood Oceanics, Inc.	3,530	93,333
Bonanza Creek Energy, Inc.*	3,630	66,248
Stone Energy Corp.*	4,860	61,187
Sanchez Energy Corp.*,1	5,715	56,007
Total Oil & Gas		17,820,137

Oil & Gas Services - 16.2%
Schlumberger Ltd.	8,904	767,435
Halliburton Co.	10,161	437,634
Baker Hughes, Inc.	6,168	380,566
National Oilwell Varco, Inc.	6,571	317,248
Cameron International Corp.*	4,459	233,518
FMC Technologies, Inc.*	5,512	228,693
Dresser-Rand Group, Inc.*	2,258	192,336
Weatherford International plc*	14,829	181,952
Targa Resources Corp.	1,860	165,949
Core Laboratories N.V.	1,391	158,630
Oceaneering International, Inc.	3,357	156,403
Dril-Quip, Inc.*	1,739	130,860
Superior Energy Services, Inc.	6,205	130,553
Exterran Holdings, Inc.	3,339	109,018
Bristow Group, Inc.	1,890	100,737
Oil States International, Inc.*	2,582	96,128
C&J Energy Services Ltd.*	6,713	88,612
Helix Energy Solutions Group, Inc.*	6,419	81,072
CARBO Ceramics, Inc.[1]	1,700	70,771
Basic Energy Services, Inc.*	5,940	44,847
Total Oil & Gas Services		4,072,962

Pipelines - 8.6%
Kinder Morgan, Inc.	17,449	669,867
Williams Companies, Inc.	9,202	528,103

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
ENERGY FUND

	Shares	Value

Spectra Energy Corp.	10,695	$348,657
ONEOK, Inc.	5,449	215,127
Enbridge, Inc.	3,060	143,177
SemGroup Corp. — Class A	1,780	141,474
TransCanada Corp.	3,000	121,860
Total Pipelines		2,168,265

Transportation - 1.3%
Golar LNG Ltd.	2,890	135,252
Teekay Corp.	2,510	107,478
Tidewater, Inc.[1]	3,269	74,304
Total Transportation		317,034

Mining - 0.8%
Cameco Corp.	7,699	109,942
US Silica Holdings, Inc.[1]	3,165	92,924
Total Mining		202,866

Coal - 0.6%
CONSOL Energy, Inc.	7,276	158,180

Retail - 0.6%
World Fuel Services Corp.	2,890	138,576

Metal Fabricate & Hardware - 0.5%
Tenaris S.A. ADR	4,728	127,751

Energy-Alternate Sources - 0.3%
Green Plains, Inc.	2,240	61,712

Total Common Stocks
(Cost $17,737,522)		25,067,483

	Face Amount

REPURCHASE AGREEMENT††,2 - 0.2%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$57,862	57,862
Total Repurchase Agreement
(Cost $57,862)		57,862

SECURITIES LENDING COLLATERAL††,3 - 5.3%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	1,069,034	1,069,034
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	171,046	171,046
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	69,487	69,487
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	26,726	26,726
Total Securities Lending Collateral
(Cost $1,336,293)		1,336,293

Total Investments - 105.2%
(Cost $19,131,677)		$26,461,638
Other Assets & Liabilities, net - (5.2)%		(1,311,007)
Total Net Assets - 100.0%		$25,150,631

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 6.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

ENERGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2015

Assets:
Investments, at value - including $1,339,584 of securities loaned (cost $17,737,522)	$25,067,483
Repurchase agreements, at value (cost $1,394,155)	1,394,155
Total investments (cost $19,131,677)	26,461,638
Segregated cash with broker	38,355
Cash	3,084
Receivables:
Fund shares sold	70,236
Dividends	17,712
Securities lending income	3,508
Total assets	26,594,533

Liabilities:
Payable for:
Return of securities loaned	1,374,648
Management fees	18,222
Fund shares redeemed	5,630
Transfer agent and administrative fees	5,359
Investor service fees	5,359
Portfolio accounting fees	2,144
Miscellaneous	32,540
Total liabilities	1,443,902
Commitments and contingent liabilities (Note 10)	—
Net assets	$25,150,631

Net assets consist of:
Paid in capital	$23,376,338
Undistributed net investment income	233,989
Accumulated net realized loss on investments	(5,789,657)
Net unrealized appreciation on investments	7,329,961
Net assets	$25,150,631
Capital shares outstanding	1,146,013
Net asset value per share	$21.95

STATEMENT OF OPERATIONS (Unaudited)

Period Ended June 30, 2015

Investment Income:
Dividends (net of foreign withholding tax of $2,981)	$308,081
Income from securities lending, net	27,153
Interest	22
Total investment income	335,256

Expenses:
Management fees	114,559
Transfer agent and administrative fees	33,694
Investor service fees	33,694
Portfolio accounting fees	13,477
Professional fees	17,998
Custodian fees	1,535
Trustees’ fees*	913
Line of credit fees	20
Miscellaneous	(2,773)
Total expenses	213,117
Net investment income	122,139

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,969,101)
Net realized loss	(1,969,101)
Net change in unrealized appreciation (depreciation) on:
Investments	924,695
Net change in unrealized appreciation (depreciation)	924,695
Net realized and unrealized loss	(1,044,406)
Net decrease in net assets resulting from operations	$(922,267)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$122,139	$107,789
Net realized loss on investments	(1,969,101)	(1,153,530)
Net change in unrealized appreciation (depreciation) on investments	924,695	(5,071,124)
Net decrease in net assets resulting from operations	(922,267)	(6,116,865)

Distributions to shareholders from:
Net investment income	—	(37,486)
Net realized gains	—	(3,274,143)
Total distributions to shareholders	—	(3,311,629)

Capital share transactions:
Proceeds from sale of shares	16,200,667	76,836,606
Distributions reinvested	—	3,311,629
Cost of shares redeemed	(16,688,026)	(66,072,507)
Net increase (decrease) from capital share transactions	(487,359)	14,075,728
Net increase (decrease) in net assets	(1,409,626)	4,647,234

Net assets:
Beginning of period	26,560,257	21,913,023
End of period	$25,150,631	$26,560,257
Undistributed net investment income at end of period	$233,989	$111,850

Capital share activity:
Shares sold	703,571	2,437,548
Shares issued from reinvestment of distributions	—	126,446
Shares redeemed	(732,629)	(2,095,887)
Net increase (decrease) in shares	(29,058)	468,107

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

ENERGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$22.60	$31.00	$25.52	$29.24	$31.24	$26.37
Income (loss) from investment operations:
Net investment income (loss)[b]	.10	.12	.05	.06	(.10)	(.05)
Net gain (loss) on investments (realized and unrealized)	(.75)	(5.49)	5.94	.54	(1.72)	5.06
Total from investment operations	(.65)	(5.37)	5.99	.60	(1.82)	5.01
Less distributions from:
Net investment income	—	(.03)	(.06)	—	—	(.14)
Net realized gains	—	(3.00)	(.45)	(4.32)	(.18)	—
Total distributions	—	(3.03)	(.51)	(4.32)	(.18)	(.14)
Net asset value, end of period	$21.95	$22.60	$31.00	$25.52	$29.24	$31.24

Total Return[c]	(2.88%)	(18.62%)	23.47%	2.40%	(5.85%)	19.05%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,151	$26,560	$21,913	$21,896	$29,085	$42,413
Ratios to average net assets:
Net investment income (loss)	0.91%	0.38%	0.18%	0.20%	(0.32%)	(0.20%)
Total expenses	1.58%	1.66%	1.64%	1.67%	1.71%	1.65%
Portfolio turnover rate	59%	214%	190%	155%	197%	224%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2015

ENERGY SERVICES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production (“Energy Services Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
Schlumberger Ltd.	12.1%
Halliburton Co.	6.9%
Baker Hughes, Inc.	6.0%
National Oilwell Varco, Inc.	5.0%
Cameron International Corp.	3.7%
Transocean Ltd.	3.7%
FMC Technologies, Inc.	3.6%
Helmerich & Payne, Inc.	3.1%
Dresser-Rand Group, Inc.	3.0%
Noble Corporation plc	2.6%
Top Ten Total	49.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
ENERGY SERVICES FUND

	Shares	Value

COMMON STOCKS† - 99.6%

Oil & Gas Services - 67.8%
Schlumberger Ltd.	22,594	$1,947,376
Halliburton Co.	25,800	1,111,206
Baker Hughes, Inc.	15,665	966,531
National Oilwell Varco, Inc.	16,667	804,682
Cameron International Corp.*	11,328	593,247
FMC Technologies, Inc.*	13,991	580,487
Dresser-Rand Group, Inc.*	5,720	487,230
Oceaneering International, Inc.	8,525	397,180
Weatherford International plc*	31,316	384,247
Dril-Quip, Inc.*	4,411	331,928
Superior Energy Services, Inc.	15,747	331,317
RPC, Inc.	23,410	323,760
Core Laboratories N.V.[1]	2,655	302,776
Exterran Holdings, Inc.	8,477	276,774
Bristow Group, Inc.	4,785	255,041
Oil States International, Inc.*	6,555	244,043
Forum Energy Technologies, Inc.*	11,890	241,129
C&J Energy Services Ltd.*	17,025	224,730
SEACOR Holdings, Inc.*	3,017	214,026
Helix Energy Solutions Group, Inc.*	16,297	205,831
McDermott International, Inc.*	38,450	205,323
CARBO Ceramics, Inc.[1]	4,324	180,008
Frank’s International N.V.	9,496	178,905
Basic Energy Services, Inc.*	15,068	113,763
Total Oil & Gas Services		10,901,540

Oil & Gas - 26.6%
Transocean Ltd.[1]	36,476	587,993
Helmerich & Payne, Inc.	7,172	505,052
Noble Corporation plc	26,884	413,745
Ensco plc — Class A	17,398	387,453
Diamond Offshore Drilling, Inc.[1]	14,873	383,872
Seadrill Ltd.[1]	36,976	382,332
Nabors Industries Ltd.	24,842	358,470
Rowan Companies plc — Class A	14,746	311,288
Patterson-UTI Energy, Inc.	15,974	300,551
Atwood Oceanics, Inc.[1]	8,954	236,744
Unit Corp.*	7,823	212,160
Precision Drilling Corp.	27,979	188,019
Total Oil & Gas		4,267,679

Transportation - 2.2%
Tidewater, Inc.[1]	8,284	188,295
Hornbeck Offshore Services, Inc.*	7,733	158,758
Total Transportation		347,053

Metal Fabricate & Hardware - 1.5%
Tenaris S.A. ADR	9,128	246,639

Mining - 1.5%
US Silica Holdings, Inc.[1]	8,024	235,585

Total Common Stocks
(Cost $11,433,021)		15,998,496

	Face Amount

REPURCHASE AGREEMENT††,2 - 0.7%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$108,970	108,970
Total Repurchase Agreement
(Cost $108,970)		108,970

SECURITIES LENDING COLLATERAL††,3 - 11.0%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	1,417,453	1,417,453
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	226,793	226,793
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	92,134	92,134
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	35,436	35,436
Total Securities Lending Collateral
(Cost $1,771,816)		1,771,816

Total Investments - 111.3%
(Cost $13,313,807)		$17,879,282
Other Assets & Liabilities, net - (11.3)%		(1,808,206)
Total Net Assets - 100.0%		$16,071,076

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 6.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2015

Assets:
Investments, at value - including $1,770,564 of securities loaned (cost $11,433,021)	$15,998,496
Repurchase agreements, at value (cost $1,880,786)	1,880,786
Total investments (cost $13,313,807)	17,879,282
Segregated cash with broker	50,855
Cash	1,867
Receivables:
Fund shares sold	159,919
Dividends	15,929
Securities lending income	5,777
Total assets	18,113,629

Liabilities:
Payable for:
Return of securities loaned	1,822,672
Securities purchased	178,820
Management fees	12,047
Transfer agent and administrative fees	3,543
Investor service fees	3,543
Portfolio accounting fees	1,417
Fund shares redeemed	63
Miscellaneous	20,448
Total liabilities	2,042,553
Commitments and contingent liabilities (Note 10)	—
Net assets	$16,071,076

Net assets consist of:
Paid in capital	$16,726,342
Undistributed net investment income	145,125
Accumulated net realized loss on investments	(5,365,866)
Net unrealized appreciation on investments	4,565,475
Net assets	$16,071,076
Capital shares outstanding	1,191,047
Net asset value per share	$13.49

STATEMENT OF OPERATIONS (Unaudited)

Period Ended June 30, 2015

Investment Income:
Dividends (net of foreign withholding tax of $1,421)	$187,554
Income from securities lending, net	40,469
Interest	12
Total investment income	228,035

Expenses:
Management fees	72,459
Transfer agent and administrative fees	21,311
Investor service fees	21,311
Portfolio accounting fees	8,525
Professional fees	11,231
Custodian fees	971
Trustees’ fees*	571
Line of credit fees	4
Miscellaneous	(1,705)
Total expenses	134,678
Net investment income	93,357

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,133,909)
Net realized loss	(2,133,909)
Net change in unrealized appreciation (depreciation) on:
Investments	1,001,931
Net change in unrealized appreciation (depreciation)	1,001,931
Net realized and unrealized loss	(1,131,978)
Net decrease in net assets resulting from operations	$(1,038,621)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

ENERGY SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$93,357	$52,121
Net realized loss on investments	(2,133,909)	(1,449,980)
Net change in unrealized appreciation (depreciation) on investments	1,001,931	(5,355,560)
Net decrease in net assets resulting from operations	(1,038,621)	(6,753,419)

Distributions to shareholders from:
Net realized gains	—	(1,809,160)
Total distributions to shareholders	—	(1,809,160)

Capital share transactions:
Proceeds from sale of shares	17,635,333	48,328,206
Distributions reinvested	—	1,809,160
Cost of shares redeemed	(16,368,819)	(41,833,086)
Net increase from capital share transactions	1,266,514	8,304,280
Net increase (decrease) in net assets	227,893	(258,299)

Net assets:
Beginning of period	15,843,183	16,101,482
End of period	$16,071,076	$15,843,183
Undistributed net investment income at end of period	$145,125	$51,768

Capital share activity:
Shares sold	1,268,292	2,267,171
Shares issued from reinvestment of distributions	—	104,697
Shares redeemed	(1,192,450)	(1,987,181)
Net increase in shares	75,842	384,687

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$14.21	$22.04	$18.50	$22.23	$27.68	$21.96
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.06	(.09)	(.07)	(.20)	(.15)
Net gain (loss) on investments (realized and unrealized)	(.80)	(6.23)	4.52	.04	(2.18)	5.87
Total from investment operations	(.72)	(6.17)	4.43	(.03)	(2.38)	5.72
Less distributions from:
Net realized gains	—	(1.66)	(.89)	(3.70)	(3.07)	—
Total distributions	—	(1.66)	(.89)	(3.70)	(3.07)	—
Net asset value, end of period	$13.49	$14.21	$22.04	$18.50	$22.23	$27.68

Total Return[c]	(5.07%)	(29.34%)	23.89%	0.40%	(9.29%)	26.05%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,071	$15,843	$16,101	$14,226	$20,627	$41,470
Ratios to average net assets:
Net investment income (loss)	1.10%	0.29%	(0.42%)	(0.31%)	(0.71%)	(0.66%)
Total expenses	1.58%	1.66%	1.64%	1.67%	1.72%	1.65%
Portfolio turnover rate	81%	220%	261%	240%	199%	307%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

FUND PROFILE (Unaudited)	June 30, 2015

FINANCIAL SERVICES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the financial services sector (“Financial Services Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 20, 2001

Ten Largest Holdings (% of Total Net Assets)
Berkshire Hathaway, Inc. — Class B	2.4%
Wells Fargo & Co.	2.3%
JPMorgan Chase & Co.	2.1%
Bank of America Corp.	1.8%
Citigroup, Inc.	1.7%
Goldman Sachs Group, Inc.	1.3%
American International Group, Inc.	1.2%
American Express Co.	1.2%
Morgan Stanley	1.2%
U.S. Bancorp	1.2%
Top Ten Total	16.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
FINANCIAL SERVICES FUND

	Shares	Value

COMMON STOCKS† - 99.6%

Banks - 30.7%
Wells Fargo & Co.	5,534	$311,232
JPMorgan Chase & Co.	4,309	291,978
Bank of America Corp.	14,333	243,948
Citigroup, Inc.	4,294	237,201
Goldman Sachs Group, Inc.	849	177,263
Morgan Stanley	4,129	160,164
U.S. Bancorp	3,673	159,408
PNC Financial Services Group, Inc.	1,349	129,032
Capital One Financial Corp.	1,454	127,908
Bank of New York Mellon Corp.	2,998	125,826
State Street Corp.	1,345	103,565
BB&T Corp.	2,436	98,195
SunTrust Banks, Inc.	1,991	85,653
Itau Unibanco Holding S.A. ADR	7,311	80,054
ICICI Bank Ltd. ADR	7,605	79,244
Northern Trust Corp.	1,025	78,372
Fifth Third Bancorp	3,634	75,660
M&T Bank Corp.	598	74,707
Banco Bradesco S.A. ADR	7,923	72,575
HDFC Bank Ltd. ADR	1,170	70,820
Citizens Financial Group, Inc.	2,530	69,094
Royal Bank of Canada	1,120	68,488
Regions Financial Corp.	6,599	68,366
Credicorp Ltd.	490	68,071
HSBC Holdings plc ADR	1,478	66,229
KeyCorp	4,341	65,202
Bank of Montreal	1,050	62,244
Banco Santander S.A. ADR	8,866	62,151
Toronto-Dominion Bank	1,454	61,810
Deutsche Bank AG	2,017	60,833
Bank of Nova Scotia	1,160	59,891
Huntington Bancshares, Inc.	4,937	55,837
Comerica, Inc.	1,074	55,118
First Republic Bank	870	54,837
CIT Group, Inc.	1,135	52,766
SVB Financial Group*	350	50,393
Signature Bank*	340	49,773
East West Bancorp, Inc.	1,042	46,702
Zions Bancorporation	1,456	46,206
Cullen/Frost Bankers, Inc.	530	41,647
City National Corp.	460	41,579
PacWest Bancorp	864	40,401
Synovus Financial Corp.	1,220	37,600
Prosperity Bancshares, Inc.	642	37,069
Umpqua Holdings Corp.	2,000	35,980
First Horizon National Corp.	2,260	35,414
Webster Financial Corp.	881	34,844
Texas Capital Bancshares, Inc.*	500	31,120
Total Banks		4,242,470

REITs - 26.7%
Simon Property Group, Inc.	776	134,263
American Tower Corp. — Class A	1,250	116,612
Public Storage	566	104,354
Crown Castle International Corp.	1,183	94,995
Equity Residential	1,303	91,431
Health Care REIT, Inc.	1,347	88,403
General Growth Properties, Inc.	3,377	86,654
AvalonBay Communities, Inc.	528	84,411
Ventas, Inc.	1,332	82,704
Prologis, Inc.	2,168	80,433
Boston Properties, Inc.	656	79,403
Vornado Realty Trust	809	76,798
HCP, Inc.	2,074	75,639
Weyerhaeuser Co.	2,317	72,986
Host Hotels & Resorts, Inc.	3,626	71,904
Essex Property Trust, Inc.	327	69,488
Macerich Co.	818	61,023
SL Green Realty Corp.	552	60,659
Realty Income Corp.	1,331	59,084
Kimco Realty Corp.	2,466	55,584
Digital Realty Trust, Inc.	829	55,278
Federal Realty Investment Trust	419	53,670
UDR, Inc.	1,660	53,170
Annaly Capital Management, Inc.	5,768	53,007
American Realty Capital Properties, Inc.	6,147	49,975
Extra Space Storage, Inc.	760	49,567
Plum Creek Timber Company, Inc.	1,214	49,252
Brixmor Property Group, Inc.	2,080	48,110
Iron Mountain, Inc.	1,520	47,120
Duke Realty Corp.	2,535	47,075
Camden Property Trust	633	47,019
Omega Healthcare Investors, Inc.	1,340	46,002
American Capital Agency Corp.	2,483	45,613
Alexandria Real Estate Equities, Inc.	520	45,479
WP Carey, Inc.	770	45,384
Apartment Investment & Management Co. — Class A	1,200	44,316
Kilroy Realty Corp.	656	44,050
Mid-America Apartment Communities, Inc.	600	43,686
DDR Corp.	2,804	43,350
Lamar Advertising Co. — Class A	750	43,110
Regency Centers Corp.	730	43,055
NorthStar Realty Finance Corp.	2,705	43,010
Starwood Property Trust, Inc.	1,930	41,630
Liberty Property Trust	1,253	40,372
National Retail Properties, Inc.	1,134	39,701
Home Properties, Inc.	530	38,717
Hospitality Properties Trust	1,328	38,273
American Campus Communities, Inc.	1,007	37,954
Taubman Centers, Inc.	536	37,252
Weingarten Realty Investors	1,131	36,972
Senior Housing Properties Trust	2,104	36,925

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
FINANCIAL SERVICES FUND

	Shares	Value

LaSalle Hotel Properties	1,041	$36,914
BioMed Realty Trust, Inc.	1,903	36,804
Spirit Realty Capital, Inc.	3,784	36,591
RLJ Lodging Trust	1,222	36,391
Douglas Emmett, Inc.	1,343	36,180
CubeSmart	1,546	35,805
Highwoods Properties, Inc.	890	35,556
Two Harbors Investment Corp.	3,532	34,402
Rayonier, Inc.	1,295	33,087
Strategic Hotels & Resorts, Inc.*	2,718	32,942
EPR Properties	590	32,320
Sunstone Hotel Investors, Inc.	2,153	32,317
Sovran Self Storage, Inc.	370	32,157
Tanger Factory Outlet Centers, Inc.	1,000	31,700
DCT Industrial Trust, Inc.	966	30,371
Medical Properties Trust, Inc.	2,316	30,363
DiamondRock Hospitality Co.	2,266	29,027
WP GLIMCHER, Inc.	2,128	28,792
Brandywine Realty Trust	2,149	28,539
Corporate Office Properties Trust	1,130	26,600
Total REITs		3,691,780

Insurance - 22.2%
Berkshire Hathaway, Inc. — Class B*	2,465	335,511
American International Group, Inc.	2,718	168,028
MetLife, Inc.	2,594	145,238
Prudential Financial, Inc.	1,318	115,350
Travelers Companies, Inc.	1,046	101,106
Marsh & McLennan Companies, Inc.	1,761	99,848
Aflac, Inc.	1,541	95,850
Allstate Corp.	1,452	94,191
Aon plc	914	91,108
ACE Ltd.	874	88,868
Chubb Corp.	894	85,055
XL Group plc — Class A	2,244	83,477
Hartford Financial Services Group, Inc.	1,864	77,486
Progressive Corp.	2,691	74,891
Principal Financial Group, Inc.	1,399	71,755
Lincoln National Corp.	1,204	71,301
Loews Corp.	1,809	69,665
PartnerRe Ltd.	540	69,390
Everest Re Group Ltd.	378	68,800
Arch Capital Group Ltd.*	960	64,282
Markel Corp.*	80	64,054
RenaissanceRe Holdings Ltd.	620	62,936
Axis Capital Holdings Ltd.	1,140	60,842
Voya Financial, Inc.	1,290	59,946
Willis Group Holdings plc	1,260	59,094
Manulife Financial Corp.	3,040	56,514
Unum Group	1,526	54,555
Cincinnati Financial Corp.	1,063	53,341
Assured Guaranty Ltd.	2,220	53,258
Arthur J Gallagher & Co.	1,080	51,084
Torchmark Corp.	860	50,069
Alleghany Corp.*	103	48,282
WR Berkley Corp.	910	47,256
Reinsurance Group of America, Inc. — Class A	480	45,538
AmTrust Financial Services, Inc.	680	44,547
Assurant, Inc.	580	38,860
First American Financial Corp.	1,030	38,326
MGIC Investment Corp.*	3,250	36,985
Radian Group, Inc.	1,870	35,081
Genworth Financial, Inc. — Class A*	4,630	35,049
Total Insurance		3,066,817

Diversified Financial Services – 14.0%
American Express Co.	2,071	160,958
BlackRock, Inc. — Class A	396	137,008
Charles Schwab Corp.	3,675	119,988
CME Group, Inc. — Class A	1,100	102,366
Franklin Resources, Inc.	2,036	99,825
Synchrony Financial*	2,960	97,473
Discover Financial Services	1,636	94,266
Intercontinental Exchange, Inc.	406	90,786
Ameriprise Financial, Inc.	691	86,327
T. Rowe Price Group, Inc.	1,059	82,316
TD Ameritrade Holding Corp.	2,203	81,114
Invesco Ltd.	1,943	72,843
Affiliated Managers Group, Inc.*	290	63,394
Ally Financial, Inc.*	2,670	59,888
Santander Consumer USA Holdings, Inc.*	2,140	54,720
Raymond James Financial, Inc.	910	54,218
E*TRADE Financial Corp.*	1,810	54,210
NASDAQ OMX Group, Inc.	1,066	52,031
Navient Corp.	2,730	49,713
Legg Mason, Inc.	850	43,801
CBOE Holdings, Inc.	690	39,482
LPL Financial Holdings, Inc.	830	38,587
Eaton Vance Corp.	980	38,347
SLM Corp.*	3,832	37,822
Waddell & Reed Financial, Inc. — Class A	760	35,956
Janus Capital Group, Inc.	1,903	32,579
WisdomTree Investments, Inc.	1,450	31,849
Ocwen Financial Corp.*,1	2,049	20,900
Total Diversified Financial Services		1,932,767

Commercial Services - 1.7%
McGraw Hill Financial, Inc.	950	95,427
Moody’s Corp.	805	86,908
SEI Investments Co.	1,069	52,413
Total Commercial Services		234,748

Real Estate - 1.5%
CBRE Group, Inc. — Class A*	1,788	66,156
Jones Lang LaSalle, Inc.	300	51,300
Realogy Holdings Corp.*	1,062	49,617

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
FINANCIAL SERVICES FUND

	Shares	Value

Forest City Enterprises, Inc. — Class A*	1,980	$43,758
Total Real Estate		210,831

Savings & Loans - 1.5%
New York Community Bancorp, Inc.	2,875	52,843
Hudson City Bancorp, Inc.	4,263	42,118
People’s United Financial, Inc.	2,572	41,692
Investors Bancorp, Inc.	3,090	38,007
First Niagara Financial Group, Inc.	3,527	33,295
Total Savings & Loans		207,955

Investment Companies - 0.6%
Ares Capital Corp.	2,610	42,960
American Capital Ltd.*	2,630	35,637
Total Investment Companies		78,597

Holding Companies-Diversified - 0.4%
Leucadia National Corp.	2,336	56,718

Software - 0.3%
MSCI, Inc. — Class A	790	48,625

Total Common Stocks
(Cost $9,919,458)		13,771,308

	Face Amount

REPURCHASE AGREEMENT††,2 - 0.7%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$102,421	102,421
Total Repurchase Agreement
(Cost $102,421)		102,421

SECURITIES LENDING COLLATERAL††,3 - 0.1%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	12,249	12,249
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	1,960	1,960
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	796	796
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	306	306
Total Securities Lending Collateral
(Cost $15,311)		15,311

Total Investments - 100.4%
(Cost $10,037,190)		$13,889,040
Other Assets & Liabilities, net - (0.4)%		(57,183)
Total Net Assets - 100.0%		$13,831,857

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 6.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

FINANCIAL SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2015

Assets:
Investments, at value - including $15,300 of securities loaned (cost $9,919,458)	$13,771,308
Repurchase agreements, at value (cost $117,732)	117,732
Total investments (cost $10,037,190)	13,889,040
Cash	485
Segregated cash with broker	439
Receivables:
Securities sold	1,661,670
Fund shares sold	54,261
Dividends	29,573
Securities lending income	10
Total assets	15,635,478

Liabilities:
Payable for:
Fund shares redeemed	1,754,882
Return of securities loaned	15,750
Management fees	10,345
Transfer agent and administrative fees	3,042
Investor service fees	3,042
Portfolio accounting fees	1,217
Miscellaneous	15,343
Total liabilities	1,803,621
Commitments and contingent liabilities (Note 10)	—
Net assets	$13,831,857

Net assets consist of:
Paid in capital	$16,981,713
Undistributed net investment income	142,689
Accumulated net realized loss on investments	(7,144,395)
Net unrealized appreciation on investments	3,851,850
Net assets	$13,831,857
Capital shares outstanding	621,322
Net asset value per share	$22.26

STATEMENT OF OPERATIONS (Unaudited)

Period Ended June 30, 2015

Investment Income:
Dividends (net of foreign withholding tax of $955)	$212,389
Income from securities lending, net	37
Interest	10
Total investment income	212,436

Expenses:
Management fees	62,068
Transfer agent and administrative fees	18,255
Investor service fees	18,255
Portfolio accounting fees	7,302
Professional fees	8,141
Custodian fees	833
Trustees’ fees*	410
Line of credit fees	35
Miscellaneous	292
Total expenses	115,591
Net investment income	96,845

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(278,413)
Net realized loss	(278,413)
Net change in unrealized appreciation (depreciation) on:
Investments	(47,747)
Net change in unrealized appreciation (depreciation)	(47,747)
Net realized and unrealized loss	(326,160)
Net decrease in net assets resulting from operations	$(229,315)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$96,845	$49,827
Net realized gain (loss) on investments	(278,413)	352,352
Net change in unrealized appreciation (depreciation) on investments	(47,747)	685,424
Net increase (decrease) in net assets resulting from operations	(229,315)	1,087,603

Distributions to shareholders from:
Net investment income	—	(59,102)
Total distributions to shareholders	—	(59,102)

Capital share transactions:
Proceeds from sale of shares	20,659,873	31,392,918
Distributions reinvested	—	59,102
Cost of shares redeemed	(20,341,480)	(27,680,474)
Net increase from capital share transactions	318,393	3,771,546
Net increase in net assets	89,078	4,800,047

Net assets:
Beginning of period	13,742,779	8,942,732
End of period	$13,831,857	$13,742,779
Undistributed net investment income at end of period	$142,689	$45,844

Capital share activity:
Shares sold	916,547	1,491,815
Shares issued from reinvestment of distributions	—	2,680
Shares redeemed	(907,440)	(1,328,334)
Net increase in shares	9,107	166,161

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$22.45	$20.05	$15.81	$12.91	$15.19	$13.44
Income (loss) from investment operations:
Net investment income (loss)[b]	.15	.09	.10	.12	.04	.01
Net gain (loss) on investments (realized and unrealized)	(.34)	2.43	4.25	2.81	(2.31)	1.91
Total from investment operations	(.19)	2.52	4.35	2.93	(2.27)	1.92
Less distributions from:
Net investment income	—	(.12)	(.11)	(.03)	(.01)	(.17)
Total distributions	—	(.12)	(.11)	(.03)	(.01)	(.17)
Net asset value, end of period	$22.26	$22.45	$20.05	$15.81	$12.91	$15.19

Total Return[c]	(0.85%)	12.58%	27.55%	22.68%	(14.92%)	14.36%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,832	$13,743	$8,943	$10,443	$5,469	$7,896
Ratios to average net assets:
Net investment income (loss)	1.33%	0.41%	0.55%	0.79%	0.26%	0.09%
Total expenses	1.58%	1.66%	1.64%	1.67%	1.71%	1.64%
Portfolio turnover rate	133%	215%	409%	396%	528%	617%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2015

HEALTH CARE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the health care industry (“Health Care Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: June 19, 2001

Ten Largest Holdings (% of Total Net Assets)
Johnson & Johnson	2.9%
Pfizer, Inc.	2.5%
Gilead Sciences, Inc.	2.3%
Merck & Company, Inc.	2.2%
Allergan plc	1.9%
Amgen, Inc.	1.9%
UnitedHealth Group, Inc.	1.9%
AbbVie, Inc.	1.9%
Bristol-Myers Squibb Co.	1.8%
Biogen, Inc.	1.7%
Top Ten Total	21.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
HEALTH CARE FUND

	Shares	Value

COMMON STOCKS† - 99.8%

Pharmaceuticals - 40.0%
Johnson & Johnson	17,125	$1,669,002
Pfizer, Inc.	43,599	1,461,874
Merck & Company, Inc.	22,644	1,289,123
Allergan plc*	3,725	1,130,388
AbbVie, Inc.	16,319	1,096,490
Bristol-Myers Squibb Co.	16,136	1,073,689
Eli Lilly & Co.	11,839	988,438
Abbott Laboratories	17,895	878,287
Valeant Pharmaceuticals International, Inc.*	3,894	865,052
Express Scripts Holding Co.*	9,249	822,605
MannKind Corp.*,1	143,600	817,084
McKesson Corp.	3,242	728,834
Mylan N.V.*	8,579	582,171
Perrigo Company plc	2,866	529,723
Cardinal Health, Inc.	6,174	516,455
Teva Pharmaceutical Industries Ltd. ADR	8,426	497,977
Zoetis, Inc.	10,296	496,473
Endo International plc*	6,181	492,317
AmerisourceBergen Corp. — Class A	4,518	480,444
OPKO Health, Inc.*,1	24,806	398,880
Hospira, Inc.*	4,488	398,130
Mallinckrodt plc*	3,278	385,886
GlaxoSmithKline plc ADR	9,205	383,388
Jazz Pharmaceuticals plc*	2,134	375,733
Catamaran Corp.*	6,044	369,168
Shire plc ADR	1,520	367,065
Alkermes plc*	5,450	350,653
AstraZeneca plc ADR	5,359	341,422
Novartis AG ADR	3,463	340,551
Novo Nordisk A/S ADR	5,809	318,101
Quintiles Transnational Holdings, Inc.*	4,300	312,223
Omnicare, Inc.	3,262	307,444
DexCom, Inc.*	3,220	257,536
Receptos, Inc.*	1,340	254,667
Akorn, Inc.*	5,050	220,483
Agios Pharmaceuticals, Inc.*	1,970	218,946
VCA, Inc.*	3,930	213,812
ACADIA Pharmaceuticals, Inc.*	5,070	212,332
Neurocrine Biosciences, Inc.*	4,300	205,368
Impax Laboratories, Inc.*	3,900	179,088
Clovis Oncology, Inc.*	1,910	167,851
Pacira Pharmaceuticals, Inc.*	2,210	156,291
Lannett Company, Inc.*	2,520	149,789
Esperion Therapeutics, Inc.*	1,700	138,992
Total Pharmaceuticals		23,440,225

Biotechnology - 22.5%
Gilead Sciences, Inc.	11,345	1,328,272
Amgen, Inc.	7,216	1,107,800
Biogen, Inc.*	2,489	1,005,407
Celgene Corp.*	8,574	992,312
Theravance, Inc.[1]	45,570	823,450
Regeneron Pharmaceuticals, Inc.*	1,441	735,097
Alexion Pharmaceuticals, Inc.*	3,303	596,998
Illumina, Inc.*	2,609	569,701
Vertex Pharmaceuticals, Inc.*	4,571	564,427
BioMarin Pharmaceutical, Inc.*	3,710	507,454
Incyte Corp.*	4,290	447,061
Alnylam Pharmaceuticals, Inc.*	2,597	311,302
Medivation, Inc.*	2,719	310,510
United Therapeutics Corp.*	1,580	274,841
Isis Pharmaceuticals, Inc.*,1	4,670	268,759
Seattle Genetics, Inc.*	5,300	256,520
Juno Therapeutics, Inc.*,1	4,600	245,318
Bluebird Bio, Inc.*	1,400	235,718
Intrexon Corp.*,1	4,700	229,360
Intercept Pharmaceuticals, Inc.*	942	227,380
Exact Sciences Corp.*,1	7,350	218,589
Puma Biotechnology, Inc.*	1,680	196,140
Novavax, Inc.*	17,500	194,950
Charles River Laboratories International, Inc.*	2,590	182,181
Celldex Therapeutics, Inc.*	6,560	165,443
Myriad Genetics, Inc.*,1	4,860	165,191
Kite Pharma, Inc.*,1	2,700	164,619
AMAG Pharmaceuticals, Inc.*	2,200	151,932
Medicines Co.*	5,000	143,050
ARIAD Pharmaceuticals, Inc.*,1	15,900	131,493
Acorda Therapeutics, Inc.*	3,600	119,988
ZIOPHARM Oncology, Inc.*,1	9,695	116,338
PDL BioPharma, Inc.[1]	16,613	106,822
Achillion Pharmaceuticals, Inc.*	11,590	102,687
Total Biotechnology		13,197,110

Healthcare-Products - 16.0%
Medtronic plc	11,365	842,146
Baxter International, Inc.	9,187	642,447
Stryker Corp.	6,492	620,440
Becton Dickinson and Co.	3,983	564,192
Boston Scientific Corp.*	28,109	497,529
St. Jude Medical, Inc.	6,337	463,045
Zimmer Biomet Holdings, Inc.	3,980	434,735
Intuitive Surgical, Inc.*	879	425,876
Edwards Lifesciences Corp.*	2,849	405,783
CR Bard, Inc.	2,133	364,103
Henry Schein, Inc.*	2,482	352,742
Hologic, Inc.*	8,916	339,343
Cooper Companies, Inc.	1,725	306,998
Varian Medical Systems, Inc.*	3,451	291,023
ResMed, Inc.	5,138	289,629
DENTSPLY International, Inc.	5,312	273,833
Sirona Dental Systems, Inc.*	2,390	240,004
Teleflex, Inc.	1,767	239,340
Align Technology, Inc.*	3,753	235,351
IDEXX Laboratories, Inc.*	3,572	229,108
Patterson Companies, Inc.	4,670	227,196

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
HEALTH CARE FUND

	Shares	Value

Cepheid*	3,530	$215,860
West Pharmaceutical Services, Inc.	3,600	209,088
STERIS Corp.	3,070	197,831
ABIOMED, Inc.*	2,500	164,325
Thoratec Corp.*	3,500	155,995
Wright Medical Group, Inc.*	4,430	116,332
Total Healthcare-Products		9,344,294

Healthcare-Services - 15.0%
UnitedHealth Group, Inc.	9,046	1,103,612
Aetna, Inc.	5,270	671,714
Anthem, Inc.	4,009	658,037
HCA Holdings, Inc.*	7,185	651,823
Cigna Corp.	3,961	641,682
Humana, Inc.	2,857	546,487
DaVita HealthCare Partners, Inc.*	5,314	422,304
Universal Health Services, Inc. — Class B	2,776	394,470
Laboratory Corporation of America Holdings*	2,914	353,235
Quest Diagnostics, Inc.	4,564	330,981
Centene Corp.*	3,884	312,274
Community Health Systems, Inc.*	4,687	295,140
MEDNAX, Inc.*	3,710	274,948
Envision Healthcare Holdings, Inc.*	6,960	274,781
Tenet Healthcare Corp.*	4,578	264,975
Brookdale Senior Living, Inc. — Class A*	7,310	253,657
Health Net, Inc.*	3,547	227,434
LifePoint Health, Inc.*	2,443	212,419
HealthSouth Corp.	4,500	207,270
Molina Healthcare, Inc.*	2,930	205,979
Amsurg Corp. — Class A*	2,700	188,865
WellCare Health Plans, Inc.*	2,200	186,626
Kindred Healthcare, Inc.	6,400	129,856
Total Healthcare-Services		8,808,569

Electronics - 3.4%
Thermo Fisher Scientific, Inc.	5,714	741,450
Agilent Technologies, Inc.	9,442	364,272
Waters Corp.*	2,553	327,754
Mettler-Toledo International, Inc.*	914	312,094
PerkinElmer, Inc.	4,680	246,355
Total Electronics		1,991,925

Software - 1.5%
Cerner Corp.*	7,271	502,135
athenahealth, Inc.*	1,820	208,536
Allscripts Healthcare Solutions, Inc.*	11,200	153,216
Total Software		863,887

Commercial Services - 0.7%
Team Health Holdings, Inc.*	3,460	226,042
PAREXEL International Corp.*	2,897	186,306
Total Commercial Services		412,348

Holding Companies-Diversified - 0.7%
Horizon Pharma plc*	11,200	389,088

Total Common Stocks
(Cost $37,563,551)		58,447,446

	Face Amount

REPURCHASE AGREEMENT††,2 - 0.3%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$160,374	160,374
Total Repurchase Agreement
(Cost $160,374)		160,374

SECURITIES LENDING COLLATERAL††,3 - 4.8%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	2,228,693	2,228,693
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	356,591	356,591
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	144,865	144,865
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	55,717	55,717
Total Securities Lending Collateral
(Cost $2,785,866)		2,785,866

Total Investments - 104.9%
(Cost $40,509,791)		$61,393,686
Other Assets & Liabilities, net - (4.9)%		(2,853,152)
Total Net Assets - 100.0%		$58,540,534

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 6.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

HEALTH CARE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015
Assets:
Investments, at value - including $2,827,888 of securities loaned (cost $37,563,551)	$58,447,446
Repurchase agreements, at value (cost $2,946,240)	2,946,240
Total investments (cost $40,509,791)	61,393,686
Segregated cash with broker	79,961
Receivables:
Fund shares sold	111,724
Dividends	35,074
Securities lending income	21,714
Total assets	61,642,159

Liabilities:
Payable for:
Return of securities loaned	2,865,827
Fund shares redeemed	117,069
Management fees	41,563
Transfer agent and administrative fees	12,224
Investor service fees	12,224
Portfolio accounting fees	4,890
Miscellaneous	47,828
Total liabilities	3,101,625
Commitments and contingent liabilities (Note 10)	—
Net assets	$58,540,534

Net assets consist of:
Paid in capital	$38,911,208
Accumulated net investment loss	(92,779)
Accumulated net realized loss on investments	(1,161,790)
Net unrealized appreciation on investments	20,883,895
Net assets	$58,540,534
Capital shares outstanding	868,914
Net asset value per share	$67.37

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015
Investment Income:
Dividends	$249,342
Income from securities lending, net	67,974
Interest	33
Total investment income	317,349

Expenses:
Management fees	221,620
Transfer agent and administrative fees	65,182
Investor service fees	65,182
Portfolio accounting fees	26,073
Professional fees	23,063
Custodian fees	2,972
Trustees’ fees*	1,202
Line of credit fees	103
Miscellaneous	6,356
Total expenses	411,753
Net investment loss	(94,404)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,646,022
Net realized gain	2,646,022
Net change in unrealized appreciation (depreciation) on:
Investments	3,845,423
Net change in unrealized appreciation (depreciation)	3,845,423
Net realized and unrealized gain	6,491,445
Net increase in net assets resulting from operations	$6,397,041

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(94,404)	$(191,966)
Net realized gain on investments	2,646,022	1,519,978
Net change in unrealized appreciation (depreciation) on investments	3,845,423	5,289,965
Net increase in net assets resulting from operations	6,397,041	6,617,977

Distributions to shareholders from:
Net realized gains	—	(1,499,305)
Total distributions to shareholders	—	(1,499,305)

Capital share transactions:
Proceeds from sale of shares	45,152,670	72,518,222
Distributions reinvested	—	1,499,305
Cost of shares redeemed	(36,302,754)	(65,947,205)
Net increase from capital share transactions	8,849,916	8,070,322
Net increase in net assets	15,246,957	13,188,994

Net assets:
Beginning of period	43,293,577	30,104,583
End of period	$58,540,534	$43,293,577
Accumulated net investment loss/Undistributed net investment income at end of period	$(92,779)	$1,625

Capital share activity:
Shares sold	697,707	1,323,030
Shares issued from reinvestment of distributions	—	26,143
Shares redeemed	(564,851)	(1,228,675)
Net increase in shares	132,856	120,498

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$58.82	$48.91	$34.54	$29.49	$28.16	$26.45
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.31)	(.14)	.08	(.11)	(.04)
Net gain (loss) on investments (realized and unrealized)	8.67	12.29	14.59	4.97	1.44	1.83
Total from investment operations	8.55	11.98	14.45	5.05	1.33	1.79
Less distributions from:
Net investment income	—	—	(.08)	—	—	(.08)
Net realized gains	—	(2.07)	—	—	—	—
Total distributions	—	(2.07)	(.08)	—	—	(.08)
Net asset value, end of period	$67.37	$58.82	$48.91	$34.54	$29.49	$28.16

Total Return[c]	14.54%	24.62%	41.81%	17.16%	4.69%	6.77%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$58,541	$43,294	$30,105	$17,936	$15,901	$11,328
Ratios to average net assets:
Net investment income (loss)	(0.36%)	(0.57%)	(0.34%)	0.24%	(0.37%)	(0.15%)
Total expenses	1.58%	1.66%	1.63%	1.67%	1.70%	1.64%
Portfolio turnover rate	71%	176%	277%	350%	358%	455%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2015

INTERNET FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that provide products or services designed for or related to the Internet (“Internet Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 24, 2001

Ten Largest Holdings (% of Total Net Assets)
Google, Inc. — Class A	6.1%
Facebook, Inc. — Class A	5.1%
Amazon.com, Inc.	4.6%
Cisco Systems, Inc.	3.6%
QUALCOMM, Inc.	3.1%
eBay, Inc.	2.7%
Time Warner, Inc.	2.7%
Priceline Group, Inc.	2.4%
Salesforce.com, Inc.	2.1%
Charles Schwab Corp.	2.1%
Top Ten Total	34.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
INTERNET FUND

	Shares	Value

COMMON STOCKS† - 99.5%

Internet - 52.7%
Google, Inc. — Class A*	968	$522,758
Facebook, Inc. — Class A*	5,089	436,457
Amazon.com, Inc.*	910	395,023
eBay, Inc.*	3,872	233,249
Priceline Group, Inc.*	179	206,096
Netflix, Inc.*	260	170,804
Yahoo!, Inc.*	4,135	162,464
Twitter, Inc.*	3,881	140,570
LinkedIn Corp. — Class A*	657	135,756
Symantec Corp.	4,618	107,368
Expedia, Inc.	953	104,211
TripAdvisor, Inc.*	1,066	92,891
Ctrip.com International Ltd. ADR*	1,264	91,792
Qihoo 360 Technology Company Ltd. ADR*	1,278	86,508
Alibaba Group Holding Ltd. ADR*	1,050	86,384
F5 Networks, Inc.*	655	78,829
Baidu, Inc. ADR*	395	78,637
Autohome, Inc. ADR*	1,451	73,334
VeriSign, Inc.*	1,176	72,583
IAC/InterActiveCorp	910	72,491
SINA Corp.*	1,338	71,670
MercadoLibre, Inc.	502	71,133
SouFun Holdings Ltd. ADR	8,175	68,752
YY, Inc. ADR*	972	67,573
JD.com, Inc. ADR*	1,950	66,495
Youku Tudou, Inc. ADR*	2,652	65,054
Liberty Ventures*	1,627	63,892
Zillow Group, Inc. — Class A*	717	62,193
58.com, Inc. ADR*	957	61,305
Bitauto Holdings Ltd. ADR*	1,146	58,503
Groupon, Inc. — Class A*	10,034	50,471
j2 Global, Inc.	726	49,324
Pandora Media, Inc.*	3,165	49,184
Yelp, Inc. — Class A*	1,112	47,849
GrubHub, Inc.*	1,386	47,221
HomeAway, Inc.*	1,495	46,524
Vipshop Holdings Ltd. ADR*	2,016	44,856
Shutterstock, Inc.*	690	40,462
Shutterfly, Inc.*	762	36,431
Cogent Communications Holdings, Inc.	1,033	34,957
WebMD Health Corp. — Class A*	779	34,494
zulily, Inc. — Class A*,1	2,453	31,987
Orbitz Worldwide, Inc.*	2,715	31,005
Total Internet		4,549,540

Telecommunications - 17.1%
Cisco Systems, Inc.	11,460	314,692
Palo Alto Networks, Inc.*	579	101,151
Motorola Solutions, Inc.	1,654	94,841
Juniper Networks, Inc.	3,323	86,298
Nokia Oyj ADR	12,197	83,549
Telefonaktiebolaget LM Ericsson ADR	6,317	65,949
CommScope Holding Company, Inc.*	2,084	63,583
Arista Networks, Inc.*	744	60,815
Sierra Wireless, Inc.*	2,330	57,924
ARRIS Group, Inc.*	1,873	57,314
ViaSat, Inc.*	769	46,340
Ubiquiti Networks, Inc.	1,426	45,511
JDS Uniphase Corp.*	3,757	43,506
Ciena Corp.*	1,832	43,382
Infinera Corp.*	2,050	43,009
Plantronics, Inc.	710	39,980
InterDigital, Inc.	680	38,685
Gogo, Inc.*	1,736	37,202
Finisar Corp.*	1,932	34,525
LogMeIn, Inc.*	510	32,890
Polycom, Inc.*	2,779	31,792
ADTRAN, Inc.	1,536	24,960
Ruckus Wireless, Inc.*	2,385	24,661
Total Telecommunications		1,472,559

Software - 11.2%
Salesforce.com, Inc.*	2,580	179,646
Intuit, Inc.	1,416	142,690
Red Hat, Inc.*	1,323	100,455
Akamai Technologies, Inc.*	1,367	95,444
Check Point Software Technologies Ltd.*	1,054	83,846
NetEase, Inc. ADR	572	82,863
Rackspace Hosting, Inc.*	1,726	64,190
Veeva Systems, Inc. — Class A*	1,910	53,537
Demandware, Inc.*	620	44,070
Allscripts Healthcare Solutions, Inc.*	3,060	41,861
Dealertrack Technologies, Inc.*	634	39,809
Cornerstone OnDemand, Inc.*	1,089	37,897
Total Software		966,308

Diversified Financial Services - 5.0%
Charles Schwab Corp.	5,437	177,519
TD Ameritrade Holding Corp.	3,260	120,033
E*TRADE Financial Corp.*	2,659	79,637
LendingClub Corp.*,1	3,979	58,690
Total Diversified Financial Services		435,879

Semiconductors - 4.8%
QUALCOMM, Inc.	4,323	270,749
Broadcom Corp. — Class A	2,903	149,475
Total Semiconductors		420,224

Media - 2.7%
Time Warner, Inc.	2,662	232,685

Commercial Services - 2.3%
CoStar Group, Inc.*	341	68,630
Cimpress N.V.*	793	66,739

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
INTERNET FUND

	Shares	Value

Live Nation Entertainment, Inc.*	2,307	$63,419
Total Commercial Services		198,788

Computers - 1.5%
BlackBerry Ltd.*	8,098	66,242
Brocade Communications Systems, Inc.	4,988	59,257
Total Computers		125,499

REITs - 1.2%
Equinix, Inc.	411	104,394

Aerospace & Defense - 1.0%
Harris Corp.	1,088	83,678

Total Common Stocks
(Cost $5,630,222)		8,589,554

	Face Amount

REPURCHASE AGREEMENT††,2 - 0.2%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$15,248	15,248
Total Repurchase Agreement
(Cost $15,248)		15,248

SECURITIES LENDING COLLATERAL††,3 - 0.7%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	47,297	47,297
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	7,568	7,568
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	3,074	3,074
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	1,182	1,182
Total Securities Lending Collateral
(Cost $59,121)		59,121

Total Investments - 100.4%
(Cost $5,704,591)		$8,663,923
Other Assets & Liabilities, net - (0.4)%		(34,973)
Total Net Assets - 100.0%		$8,628,950

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 6.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

INTERNET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015
Assets:
Investments, at value - including $59,825 of securities loaned (cost $5,630,222)	$8,589,554
Repurchase agreements, at value (cost $74,369)	74,369
Total investments (cost $5,704,591)	8,663,923
Cash	58,200
Segregated cash with broker	1,697
Receivables:
Fund shares sold	166,508
Foreign taxes reclaim	996
Dividends	749
Securities lending income	43
Total assets	8,892,116

Liabilities:
Payable for:
Securities purchased	152,947
Return of securities loaned	60,818
Fund shares redeemed	29,337
Management fees	6,242
Transfer agent and administrative fees	1,836
Investor service fees	1,836
Portfolio accounting fees	734
Miscellaneous	9,416
Total liabilities	263,166
Commitments and contingent liabilities (Note 10)	—
Net assets	$8,628,950

Net assets consist of:
Paid in capital	$4,486,508
Accumulated net investment loss	(33,421)
Accumulated net realized gain on investments	1,216,531
Net unrealized appreciation on investments	2,959,332
Net assets	$8,628,950
Capital shares outstanding	414,876
Net asset value per share	$20.80

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015
Investment Income:
Dividends (net of foreign withholding tax of $307)	$20,039
Income from securities lending, net	681
Interest	6
Total investment income	20,726

Expenses:
Management fees	29,167
Transfer agent and administrative fees	8,579
Investor service fees	8,579
Portfolio accounting fees	3,431
Professional fees	5,409
Custodian fees	391
Trustees’ fees*	271
Line of credit fees	1
Miscellaneous	(1,681)
Total expenses	54,147
Net investment loss	(33,421)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	549,342
Net realized gain	549,342
Net change in unrealized appreciation (depreciation) on:
Investments	(346,960)
Net change in unrealized appreciation (depreciation)	(346,960)
Net realized and unrealized gain	202,382
Net increase in net assets resulting from operations	$168,961

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INTERNET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(33,421)	$(108,445)
Net realized gain on investments	549,342	1,748,004
Net change in unrealized appreciation (depreciation) on investments	(346,960)	(1,943,559)
Net increase (decrease) in net assets resulting from operations	168,961	(304,000)

Distributions to shareholders from:
Net realized gains	—	(746,755)
Total distributions to shareholders	—	(746,755)

Capital share transactions:
Proceeds from sale of shares	18,458,438	30,866,772
Distributions reinvested	—	746,755
Cost of shares redeemed	(16,622,912)	(39,555,177)
Net increase (decrease) from capital share transactions	1,835,526	(7,941,650)
Net increase (decrease) in net assets	2,004,487	(8,992,405)

Net assets:
Beginning of period	6,624,463	15,616,868
End of period	$8,628,950	$6,624,463
Accumulated net investment loss at end of period	$(33,421)	$—

Capital share activity:
Shares sold	892,008	1,431,869
Shares issued from reinvestment of distributions	—	37,582
Shares redeemed	(812,069)	(1,861,028)
Net increase (decrease) in shares	79,939	(391,577)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

INTERNET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$19.78	$21.50	$14.49	$17.37	$19.71	$16.32
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.23)	(.19)	(.22)	(.27)	(.19)
Net gain (loss) on investments (realized and unrealized)	1.12	.65	7.59	3.14	(2.07)	3.58
Total from investment operations	1.02	.42	7.40	2.92	(2.34)	3.39
Less distributions from:
Net realized gains	—	(2.14)	(.39)	(5.80)	—	—
Total distributions	—	(2.14)	(.39)	(5.80)	—	—
Net asset value, end of period	$20.80	$19.78	$21.50	$14.49	$17.37	$19.71

Total Return[c]	5.16%	1.96%	51.23%	19.33%	(11.92%)	20.77%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,629	$6,624	$15,617	$6,270	$4,998	$16,786
Ratios to average net assets:
Net investment income (loss)	(0.97%)	(1.06%)	(1.07%)	(1.18%)	(1.38%)	(1.15%)
Total expenses	1.58%	1.66%	1.63%	1.67%	1.71%	1.66%
Portfolio turnover rate	244%	283%	311%	274%	321%	401%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2015

LEISURE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in leisure and entertainment businesses (“Leisure Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 22, 2001

Ten Largest Holdings (% of Total Net Assets)
Walt Disney Co.	4.0%
Comcast Corp. — Class A	3.5%
Philip Morris International, Inc.	3.2%
Altria Group, Inc.	2.8%
McDonald’s Corp.	2.8%
Starbucks Corp.	2.6%
Time Warner, Inc.	2.4%
Twenty-First Century Fox, Inc. — Class A	2.4%
Time Warner Cable, Inc.	2.1%
DIRECTV	2.0%
Top Ten Total	27.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
LEISURE FUND

	Shares	Value

COMMON STOCKS† - 99.4%

Media - 34.1%
Walt Disney Co.	3,772	$430,536
Comcast Corp. — Class A	6,280	377,680
Time Warner, Inc.	2,974	259,957
Twenty-First Century Fox, Inc. — Class A	7,776	253,070
Time Warner Cable, Inc.	1,225	218,258
DIRECTV*	2,273	210,912
DISH Network Corp. — Class A*	2,472	167,379
Thomson Reuters Corp.	4,370	166,366
CBS Corp. — Class B	2,855	158,453
Viacom, Inc. — Class B	2,369	153,132
Discovery Communications, Inc. — Class A*	4,207	139,925
Charter Communications, Inc. — Class A*	787	134,774
Liberty Global plc*	2,146	108,652
Liberty Media Corp. — Class A*	2,933	105,705
News Corp. — Class A*	6,275	91,552
Scripps Networks Interactive, Inc. — Class A	1,344	87,857
Grupo Televisa SAB ADR	2,185	84,822
Cablevision Systems Corp. — Class A	3,259	78,020
TEGNA, Inc.	2,375	76,166
AMC Networks, Inc. — Class A*	920	75,302
Tribune Media Co. — Class A	1,280	68,339
Starz — Class A*	1,492	66,722
Sinclair Broadcast Group, Inc. — Class A	1,759	49,094
Time, Inc.	2,100	48,321
Gannett Company, Inc.*	1,193	16,683
Total Media		3,627,677

Retail - 19.2%
McDonald’s Corp.	3,096	294,336
Starbucks Corp.	5,146	275,902
Yum! Brands, Inc.	2,120	190,969
Chipotle Mexican Grill, Inc. — Class A*	220	133,097
Darden Restaurants, Inc.	1,331	94,607
Domino’s Pizza, Inc.	695	78,813
Restaurant Brands International, Inc.	2,057	78,598
Dunkin’ Brands Group, Inc.	1,296	71,280
Panera Bread Co. — Class A*	374	65,364
Wendy’s Co.	5,472	61,724
Cracker Barrel Old Country Store, Inc.	396	59,067
Brinker International, Inc.	1,010	58,227
Jack in the Box, Inc.	647	57,040
Papa John’s International, Inc.	720	54,439
Buffalo Wild Wings, Inc.*	336	52,648
Texas Roadhouse, Inc. — Class A	1,353	50,643
Bloomin’ Brands, Inc.	2,368	50,557
Vista Outdoor, Inc.*	1,110	49,839
Cheesecake Factory, Inc.	912	49,736
Shake Shack, Inc. — Class A*,1	710	42,792
DineEquity, Inc.	430	42,609
Sonic Corp.	1,250	36,000
Bob Evans Farms, Inc.	671	34,255
Red Robin Gourmet Burgers, Inc.*	390	33,470
El Pollo Loco Holdings, Inc.*	1,306	27,047
Total Retail		2,043,059

Lodging - 11.5%
Hilton Worldwide Holdings, Inc.*	7,593	209,186
Las Vegas Sands Corp.	3,762	197,769
Marriott International, Inc. — Class A	1,853	137,845
Starwood Hotels & Resorts Worldwide, Inc.	1,486	120,500
MGM Resorts International*	5,265	96,086
Wyndham Worldwide Corp.	1,172	95,999
Wynn Resorts Ltd.	963	95,019
Melco Crown Entertainment Ltd. ADR[1]	4,729	92,830
Hyatt Hotels Corp. — Class A*	1,580	89,570
La Quinta Holdings, Inc.*	2,353	53,766
Boyd Gaming Corp.*	2,634	39,378
Total Lodging		1,227,948

Agriculture - 7.8%
Philip Morris International, Inc.	4,243	340,161
Altria Group, Inc.	6,194	302,949
Reynolds American, Inc.	2,560	191,130
Total Agriculture		834,240

Beverages - 6.8%
Constellation Brands, Inc. — Class A	1,251	145,141
Brown-Forman Corp. — Class B	1,435	143,758
Molson Coors Brewing Co. — Class B	1,562	109,043
Anheuser-Busch InBev N.V. ADR	818	98,708
Ambev S.A. ADR	15,279	93,202
Diageo plc ADR	678	78,675
Boston Beer Company, Inc. — Class A*	220	51,038
Total Beverages		719,565

Leisure Time - 6.6%
Carnival Corp.	3,972	196,178
Royal Caribbean Cruises Ltd.	1,644	129,366
Norwegian Cruise Line Holdings Ltd.*	1,981	111,015
Harley-Davidson, Inc.	1,893	106,671
Polaris Industries, Inc.	644	95,383
Brunswick Corp.	1,295	65,864
Total Leisure Time		704,477

Entertainment - 6.5%
Madison Square Garden Co. — Class A*	925	77,228
Lions Gate Entertainment Corp.	1,921	71,173
International Game Technology plc*,1	4,006	71,146
Cinemark Holdings, Inc.	1,633	65,597
Six Flags Entertainment Corp.	1,399	62,744
Vail Resorts, Inc.	570	62,244
Regal Entertainment Group — Class A1	2,646	55,328
Marriott Vacations Worldwide Corp.	590	54,133
Pinnacle Entertainment, Inc.*	1,234	46,004
DreamWorks Animation SKG, Inc. — Class A*,1	1,736	45,796

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
LEISURE FUND

	Shares	Value

SeaWorld Entertainment, Inc.	2,090	$38,540
Penn National Gaming, Inc.*	2,030	37,251
Total Entertainment		687,184

Software - 3.0%
Electronic Arts, Inc.*	2,137	142,111
Activision Blizzard, Inc.	5,325	128,918
Take-Two Interactive Software, Inc.*	1,728	47,641
Total Software		318,670

Toys, Games & Hobbies - 1.7%
Hasbro, Inc.	1,243	92,964
Mattel, Inc.	3,424	87,963
Total Toys, Games & Hobbies		180,927

Commercial Services - 1.5%
Aramark	2,720	84,239
Live Nation Entertainment, Inc.*	2,601	71,501
Total Commercial Services		155,740

Electronics - 0.7%
IMAX Corp.*	1,780	71,681

Total Common Stocks
(Cost $7,120,164)		10,571,168

	Face Amount

REPURCHASE AGREEMENT††,2 - 0.8%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$88,910	88,910
Total Repurchase Agreement
(Cost $88,910)		88,910

SECURITIES LENDING COLLATERAL††,3 - 2.0%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	169,918	169,918
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	27,187	27,187
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	11,045	11,045
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	4,248	4,248
Total Securities Lending Collateral
(Cost $212,398)		212,398

Total Investments - 102.2%
(Cost $7,421,472)		$10,872,476
Other Assets & Liabilities, net - (2.2)%		(233,002)
Total Net Assets - 100.0%		$10,639,474

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 6.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

LEISURE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015
Assets:
Investments, at value - including $217,737 of securities loaned (cost $7,120,164)	$10,571,168
Repurchase agreements, at value (cost $301,308)	301,308
Total investments (cost $7,421,472)	10,872,476
Segregated cash with broker	6,096
Receivables:
Fund shares sold	200,843
Dividends	17,931
Foreign taxes reclaim	454
Securities lending income	160
Total assets	11,097,960

Liabilities:
Payable for:
Return of securities loaned	218,495
Securities purchased	214,893
Management fees	8,223
Transfer agent and administrative fees	2,418
Investor service fees	2,418
Portfolio accounting fees	968
Fund shares redeemed	501
Miscellaneous	10,570
Total liabilities	458,486
Commitments and contingent liabilities (Note 10)	—
Net assets	$10,639,474

Net assets consist of:
Paid in capital	$6,249,097
Undistributed net investment income	30,925
Accumulated net realized gain on investments	908,448
Net unrealized appreciation on investments	3,451,004
Net assets	$10,639,474
Capital shares outstanding	116,163
Net asset value per share	$91.59

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015
Investment Income:
Dividends (net of foreign withholding tax of $956)	$99,230
Income from securities lending, net	1,404
Interest	8
Total investment income	100,642

Expenses:
Management fees	43,613
Transfer agent and administrative fees	12,828
Investor service fees	12,828
Portfolio accounting fees	5,131
Professional fees	5,429
Custodian fees	585
Trustees’ fees*	275
Miscellaneous	300
Total expenses	80,989
Net investment income	19,653

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	110,660
Net realized gain	110,660
Net change in unrealized appreciation (depreciation) on:
Investments	351,880
Net change in unrealized appreciation (depreciation)	351,880
Net realized and unrealized gain	462,540
Net increase in net assets resulting from operations	$482,193

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$19,653	$11,202
Net realized gain on investments	110,660	2,318,988
Net change in unrealized appreciation (depreciation) on investments	351,880	(2,150,650)
Net increase in net assets resulting from operations	482,193	179,540

Distributions to shareholders from:
Net investment income	—	(14,416)
Net realized gains	—	(905,441)
Total distributions to shareholders	—	(919,857)

Capital share transactions:
Proceeds from sale of shares	19,471,671	31,044,686
Distributions reinvested	—	919,857
Cost of shares redeemed	(17,464,221)	(34,940,733)
Net increase (decrease) from capital share transactions	2,007,450	(2,976,190)
Net increase (decrease) in net assets	2,489,643	(3,716,507)

Net assets:
Beginning of period	8,149,831	11,866,338
End of period	$10,639,474	$8,149,831
Undistributed net investment income at end of period	$30,925	$11,272

Capital share activity:
Shares sold	215,199	328,924
Shares issued from reinvestment of distributions	—	10,836
Shares redeemed	(191,848)	(371,318)
Net increase (decrease) in shares	23,351	(31,558)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

LEISURE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$87.81	$95.41	$67.43	$55.58	$54.25	$41.66
Income (loss) from investment operations:
Net investment income (loss)[b]	.17	.12	.11	.53	(.11)	(.14)
Net gain (loss) on investments (realized and unrealized)	3.61	6.53	28.45	11.32	1.44	12.78
Total from investment operations	3.78	6.65	28.56	11.85	1.33	12.64
Less distributions from:
Net investment income	—	(.22)	(.58)	—	—	(.05)
Net realized gains	—	(14.03)	—	—	—	—
Total distributions	—	(14.25)	(.58)	—	—	(.05)
Net asset value, end of period	$91.59	$87.81	$95.41	$67.43	$55.58	$54.25

Total Return[c]	4.30%	7.49%	42.41%	21.32%	2.45%	30.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,639	$8,150	$11,866	$9,053	$5,780	$12,942
Ratios to average net assets:
Net investment income (loss)	0.38%	0.13%	0.14%	0.85%	(0.20%)	(0.30%)
Total expenses	1.58%	1.66%	1.64%	1.67%	1.71%	1.65%
Portfolio turnover rate	161%	339%	219%	214%	227%	468%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2015

PRECIOUS METALS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services (“Precious Metals Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 29, 1997

Ten Largest Holdings (% of Total Net Assets)
Goldcorp, Inc.	6.7%
Barrick Gold Corp.	6.3%
Newmont Mining Corp.	6.3%
Franco-Nevada Corp.	4.8%
Silver Wheaton Corp.	4.7%
Randgold Resources Ltd. ADR	4.4%
Agnico Eagle Mines Ltd.	4.4%
Market Vectors Junior Gold Miners ETF	4.1%
Freeport-McMoRan, Inc.	3.8%
Royal Gold, Inc.	3.6%
Top Ten Total	49.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
PRECIOUS METALS FUND

	Shares	Value

COMMON STOCKS† - 94.7%

Mining - 93.0%
Goldcorp, Inc.	72,902	$1,181,013
Barrick Gold Corp.	103,965	1,108,268
Newmont Mining Corp.	47,418	1,107,685
Franco-Nevada Corp.	17,929	854,318
Silver Wheaton Corp.	47,370	821,395
Randgold Resources Ltd. ADR	11,717	784,453
Agnico Eagle Mines Ltd.	27,625	783,721
Freeport-McMoRan, Inc.	36,402	677,805
Royal Gold, Inc.	10,338	636,717
AngloGold Ashanti Ltd. ADR*	68,381	612,010
Eldorado Gold Corp.	136,032	563,172
Cia de Minas Buenaventura S.A.A. ADR	51,768	537,352
Yamana Gold, Inc.	174,709	524,127
Kinross Gold Corp.*	225,767	523,779
Gold Fields Ltd. ADR	160,772	519,294
Tahoe Resources, Inc.[1]	41,751	506,439
Sibanye Gold Ltd. ADR	61,804	398,636
New Gold, Inc.*	135,292	363,935
Stillwater Mining Co.*	31,168	361,237
Pan American Silver Corp.	39,559	339,812
NOVAGOLD Resources, Inc.*	91,982	314,578
Hecla Mining Co.	115,576	303,965
Coeur Mining, Inc.*	47,791	272,887
AuRico Gold, Inc.	94,868	269,425
IAMGOLD Corp.*	133,790	267,580
Pretium Resources, Inc.*,1	48,397	262,312
Alamos Gold, Inc.	45,791	259,177
Primero Mining Corp.*	61,609	239,659
Harmony Gold Mining Company Ltd. ADR*,1	177,529	237,889
First Majestic Silver Corp.*	47,420	229,039
Silver Standard Resources, Inc.*	34,851	218,864
Sandstorm Gold Ltd.*,1	62,627	184,123
Seabridge Gold, Inc.*,1	28,144	171,960
Southern Copper Corp.	50	1,471
McEwen Mining, Inc.*	420	403
Gold Resource Corp.	140	386
Endeavour Silver Corp.*	190	378
Dominion Diamond Corp.	20	280
Total Mining		16,439,544

Metal Fabricate & Hardware - 1.7%
RTI International Metals, Inc.*	9,583	302,056

Total Common Stocks
(Cost $14,314,685)		16,741,600

EXCHANGE-TRADED FUNDS† - 4.1%
Market Vectors Junior Gold Miners ETF[1]	30,329	732,445
Total Exchange-Traded Funds
(Cost $737,358)		732,445

	Face Amount

REPURCHASE AGREEMENT††,2 - 1.4%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$250,798	250,798
Total Repurchase Agreement
(Cost $250,798)		250,798

SECURITIES LENDING COLLATERAL††,3 - 8.4%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	1,183,744	1,183,744
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	189,399	189,399
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	76,943	76,943
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	29,594	29,594
Total Securities Lending Collateral
(Cost $1,479,680)		1,479,680

Total Investments - 108.6%
(Cost $16,782,521)		$19,204,523
Other Assets & Liabilities, net - (8.6)%		(1,524,195)
Total Net Assets - 100.0%		$17,680,328

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 6.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015
Assets:
Investments, at value - including $1,443,869 of securities loaned (cost $15,052,043)	$17,474,045
Repurchase agreements, at value (cost $1,730,478)	1,730,478
Total investments (cost $16,782,521)	19,204,523
Segregated cash with broker	42,470
Receivables:
Securities sold	359,407
Fund shares sold	30,502
Dividends	4,575
Securities lending income	621
Total assets	19,642,098

Liabilities:
Payable for:
Return of securities loaned	1,522,150
Fund shares redeemed	389,699
Management fees	11,576
Transfer agent and administrative fees	3,859
Investor service fees	3,859
Portfolio accounting fees	1,543
Miscellaneous	29,084
Total liabilities	1,961,770
Commitments and contingent liabilities (Note 10)	—
Net assets	$17,680,328

Net assets consist of:
Paid in capital	$34,930,787
Undistributed net investment income	24,339
Accumulated net realized loss on investments	(19,696,800)
Net unrealized appreciation on investments	2,422,002
Net assets	$17,680,328
Capital shares outstanding	695,175
Net asset value per share	$25.43

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015
Investment Income:
Dividends (net of foreign withholding tax of $10,057)	$98,522
Income from securities lending, net	11,993
Interest	23
Total investment income	110,538

Expenses:
Management fees	76,260
Transfer agent and administrative fees	25,420
Investor service fees	25,420
Portfolio accounting fees	10,168
Professional fees	17,366
Custodian fees	1,160
Trustees’ fees*	857
Line of credit fees	41
Miscellaneous	(5,628)
Total expenses	151,064
Net investment loss	(40,526)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,823,415)
Net realized loss	(1,823,415)
Net change in unrealized appreciation (depreciation) on:
Investments	14,635
Net change in unrealized appreciation (depreciation)	14,635
Net realized and unrealized loss	(1,808,780)
Net decrease in net assets resulting from operations	$(1,849,306)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

PRECIOUS METALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(40,526)	$(87,152)
Net realized loss on investments	(1,823,415)	(2,217,707)
Net change in unrealized appreciation (depreciation) on investments	14,635	(3,067,268)
Net decrease in net assets resulting from operations	(1,849,306)	(5,372,127)

Distributions to shareholders from:
Net investment income	—	(33,639)
Total distributions to shareholders	—	(33,639)

Capital share transactions:
Proceeds from sale of shares	16,675,148	49,419,469
Distributions reinvested	—	33,639
Cost of shares redeemed	(15,458,276)	(48,272,336)
Net increase from capital share transactions	1,216,872	1,180,772
Net decrease in net assets	(632,434)	(4,224,994)

Net assets:
Beginning of period	18,312,762	22,537,756
End of period	$17,680,328	$18,312,762
Undistributed net investment income at end of period	$24,339	$64,865

Capital share activity:
Shares sold	568,068	1,355,374 *
Shares issued from reinvestment of distributions	—	1,235 *
Shares redeemed	(536,424)	(1,367,177)*
Net increase (decrease) in shares	31,644	(10,568)*

*	Capital share activity for the period presented through January 24, 2014 has been restated to reflect a 1:5 reverse share split effective January 24, 2014. See Note 9 in Notes to Financial Statements.

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014[f]	Year Ended December 31, 2013[f]	Year Ended December 31, 2012[f]	Year Ended December 31, 2011[f]	Year Ended December 31, 2010[f]
Per Share Data
Net asset value, beginning of period	$27.60	$33.43	$62.84	$72.16	$95.19	$68.93
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.11)	.25	.10	(.45)	(.50)
Net gain (loss) on investments (realized and unrealized)	(2.11)	(5.67)	(29.21)	(2.97)	(22.53)	26.76
Total from investment operations	(2.17)	(5.78)	(28.96)	(2.87)	(22.98)	26.26
Less distributions from:
Net investment income	—	(.05)	(.45)	—	(.05)	(—)[c]
Net realized gains	—	—	—	(6.45)	—	—
Total distributions	—	(.05)	(.45)	(6.45)	(.05)	(—)[c]
Net asset value, end of period	$25.43	$27.60	$33.43	$62.84	$72.16	$95.19

Total Return[d]	(7.86%)	(17.34%)	(46.10%)	(4.10%)	(24.16%)	38.08%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,680	$18,313	$22,538	$50,201	$56,982	$117,499
Ratios to average net assets:
Net investment income (loss)	(0.40%)	(0.32%)	0.54%	0.14%	(0.52%)	(0.66%)
Total expenses[e]	1.49%	1.56%	1.54%	1.57%	1.60%	1.56%
Portfolio turnover rate	73%	168%	193%	140%	199%	234%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Distributions from net investment income are less than $0.01 per share.
[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]

Reverse share split — Per share amounts for the periods presented through January 24, 2014 have been restated to reflect a 1:5 reverse share split effective January 24, 2014. See Note 9 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

FUND PROFILE (Unaudited)	June 30, 2015

REAL ESTATE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts (“REITs”) (collectively, “Real Estate Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Simon Property Group, Inc.	2.2%
American Tower Corp. — Class A	1.9%
Public Storage	1.7%
Crown Castle International Corp.	1.6%
Equity Residential	1.5%
Health Care REIT, Inc.	1.4%
General Growth Properties, Inc.	1.4%
AvalonBay Communities, Inc.	1.4%
Ventas, Inc.	1.4%
Prologis, Inc.	1.3%
Top Ten Total	15.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
REAL ESTATE FUND

	Shares	Value

COMMON STOCKS† - 99.4%

REITs - 90.4%
REITs-Diversified - 18.4%
American Tower Corp. — Class A	2,575	$240,221
Crown Castle International Corp.	2,445	196,333
Vornado Realty Trust	1,674	158,913
Weyerhaeuser Co.	4,779	150,539
Digital Realty Trust, Inc.	1,722	114,823
Plum Creek Timber Company, Inc.	2,494	101,182
Duke Realty Corp.	5,224	97,010
WP Carey, Inc.	1,585	93,420
Lamar Advertising Co. — Class A	1,560	89,669
Liberty Property Trust	2,578	83,063
Corrections Corporation of America	2,233	73,868
Communications Sales & Leasing, Inc.	2,890	71,441
Outfront Media, Inc.	2,810	70,924
New Residential Investment Corp.	4,620	70,409
Rayonier, Inc.	2,668	68,167
Retail Properties of America, Inc. — Class A	4,844	67,477
EPR Properties	1,219	66,777
GEO Group, Inc.	1,752	59,848
Cousins Properties, Inc.	5,460	56,675
PS Business Parks, Inc.	730	52,670
DuPont Fabros Technology, Inc.	1,754	51,655
Lexington Realty Trust	6,071	51,482
Washington Real Estate Investment Trust	1,940	50,343
American Assets Trust, Inc.	1,270	49,797
Potlatch Corp.	1,280	45,210
STAG Industrial, Inc.	2,200	44,000
Gramercy Property Trust, Inc.	1,670	39,028
Total REITs-Diversified		2,314,944

REITs-Office Property - 11.8%
Boston Properties, Inc.	1,345	162,799
SL Green Realty Corp.	1,133	124,506
American Realty Capital Properties, Inc.	12,670	103,007
Alexandria Real Estate Equities, Inc.	1,077	94,194
Kilroy Realty Corp.	1,360	91,324
BioMed Realty Trust, Inc.	3,919	75,793
Douglas Emmett, Inc.	2,763	74,435
Highwoods Properties, Inc.	1,837	73,388
Paramount Group, Inc.	4,170	71,557
Equity Commonwealth*	2,700	69,309
Columbia Property Trust, Inc.	2,680	65,794
Piedmont Office Realty Trust, Inc. — Class A	3,540	62,269
Hudson Pacific Properties, Inc.	2,120	60,144
Brandywine Realty Trust	4,430	58,830
Corporate Office Properties Trust	2,333	54,919
Parkway Properties, Inc.	3,114	54,308
Empire State Realty Trust, Inc. — Class A	3,090	52,715
New York REIT, Inc.	4,890	48,656
Mack-Cali Realty Corp.	2,618	48,250
Government Properties Income Trust	2,330	43,222
Total REITs-Office Property		1,489,419

REITs-Apartments - 10.5%
Equity Residential	2,692	188,897
AvalonBay Communities, Inc.	1,084	173,299
Essex Property Trust, Inc.	664	141,100
UDR, Inc.	3,411	109,254
Camden Property Trust	1,293	96,044
Apartment Investment & Management Co. — Class A	2,471	91,254
Mid-America Apartment Communities, Inc.	1,234	89,848
Home Properties, Inc.	1,091	79,698
American Campus Communities, Inc.	2,074	78,169
American Homes 4 Rent — Class A	4,380	70,255
Post Properties, Inc.	1,214	66,005
Associated Estates Realty Corp.	1,720	49,244
Education Realty Trust, Inc.	1,500	47,040
Starwood Waypoint Residential Trust	1,496	35,545
Total REITs-Apartments		1,315,652

REITs-Health Care - 8.4%
Health Care REIT, Inc.	2,767	181,599
Ventas, Inc.	2,755	171,059
HCP, Inc.	4,277	155,982
Omega Healthcare Investors, Inc.	2,766	94,957
Senior Housing Properties Trust	4,335	76,079
Healthcare Trust of America, Inc. — Class A	2,739	65,599
Medical Properties Trust, Inc.	4,775	62,600
Healthcare Realty Trust, Inc.	2,490	57,917
National Health Investors, Inc.	920	57,316
Sabra Health Care REIT, Inc.	1,795	46,203
LTC Properties, Inc.	1,100	45,760
Physicians Realty Trust	2,570	39,475
Total REITs-Health Care		1,054,546

REITs-Mortgage - 8.1%
Annaly Capital Management, Inc.	11,885	109,224
American Capital Agency Corp.	5,118	94,018
NorthStar Realty Finance Corp.	5,567	88,515
Starwood Property Trust, Inc.	3,974	85,719
Two Harbors Investment Corp.	7,270	70,810
Chimera Investment Corp.	4,540	62,243
MFA Financial, Inc.	8,416	62,194
Blackstone Mortgage Trust, Inc. — Class A	2,160	60,091
Colony Capital, Inc. — Class A	2,620	59,343
Invesco Mortgage Capital, Inc.	3,414	48,888
Hatteras Financial Corp.	2,871	46,797
Redwood Trust, Inc.	2,800	43,960
PennyMac Mortgage Investment Trust	2,419	42,163
CYS Investments, Inc.	5,250	40,583
iStar Financial, Inc.*	3,030	40,360
Capstead Mortgage Corp.	3,464	38,450

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
REAL ESTATE FUND

	Shares	Value

Western Asset Mortgage Capital Corp.[1]	2,000	$29,540
Total REITs-Mortgage		1,022,898

REITs-Shopping Centers - 7.6%
Kimco Realty Corp.	5,079	114,480
Federal Realty Investment Trust	864	110,670
Brixmor Property Group, Inc.	4,290	99,228
DDR Corp.	5,770	89,204
Regency Centers Corp.	1,510	89,060
Weingarten Realty Investors	2,335	76,331
Equity One, Inc.	2,781	64,909
WP GLIMCHER, Inc.	4,376	59,207
Urban Edge Properties	2,589	53,825
Kite Realty Group Trust	2,180	53,345
Acadia Realty Trust	1,830	53,271
Retail Opportunity Investments Corp.	2,950	46,079
Ramco-Gershenson Properties Trust	2,690	43,901
Total REITs-Shopping Centers		953,510

REITs-Hotels - 7.3%
Host Hotels & Resorts, Inc.	7,475	148,229
Hospitality Properties Trust	2,751	79,284
LaSalle Hotel Properties	2,138	75,813
RLJ Lodging Trust	2,520	75,046
Strategic Hotels & Resorts, Inc.*	5,590	67,751
Pebblebrook Hotel Trust	1,570	67,322
Sunstone Hotel Investors, Inc.	4,437	66,599
Ryman Hospitality Properties, Inc.	1,180	62,670
DiamondRock Hospitality Co.	4,673	59,861
Chesapeake Lodging Trust	1,690	51,511
Hersha Hospitality Trust	1,705	43,716
Summit Hotel Properties, Inc.	3,150	40,982
Chatham Lodging Trust	1,420	37,587
Ashford Hospitality Trust, Inc.	4,250	35,955
Total REITs-Hotels		912,326

REITs-Regional Malls - 6.6%
Simon Property Group, Inc.	1,599	276,659
General Growth Properties, Inc.	6,965	178,722
Macerich Co.	1,675	124,955
Taubman Centers, Inc.	1,108	77,006
Tanger Factory Outlet Centers, Inc.	2,057	65,207
CBL & Associates Properties, Inc.	3,879	62,840
Pennsylvania Real Estate Investment Trust	2,180	46,521
Total REITs-Regional Malls		831,910

REITs-Storage - 4.4%
Public Storage	1,165	214,790
Extra Space Storage, Inc.	1,558	101,613
Iron Mountain, Inc.	3,135	97,185
CubeSmart	3,185	73,765
Sovran Self Storage, Inc.	770	66,921
Total REITs-Storage		554,274

REITs-Warehouse/Industries - 3.5%
Prologis, Inc.	4,463	165,577
DCT Industrial Trust, Inc.	1,993	62,660
Chambers Street Properties	7,102	56,461
First Industrial Realty Trust, Inc.	2,874	53,830
EastGroup Properties, Inc.	914	51,394
CyrusOne, Inc.	1,620	47,709
Total REITs-Warehouse/Industries		437,631

REITs-Single Tenant - 2.6%
Realty Income Corp.	2,737	121,496
National Retail Properties, Inc.	2,347	82,168
Spirit Realty Capital, Inc.	7,806	75,484
Select Income REIT	2,430	50,155
Total REITs-Single Tenant		329,303

REITs-Manufactured Homes - 1.2%
Equity LifeStyle Properties, Inc.	1,510	79,396
Sun Communities, Inc.	1,099	67,951
Total REITs-Manufactured Homes		147,347

Total REITs		11,363,760

Real Estate - 7.8%
Real Estate Management/Services - 4.4%
CBRE Group, Inc. — Class A*	3,693	136,640
Jones Lang LaSalle, Inc.	629	107,559
Realogy Holdings Corp.*	2,196	102,597
Altisource Residential Corp.	4,190	70,602
E-House China Holdings Ltd. ADR[1]	10,380	69,754
Kennedy-Wilson Holdings, Inc.	2,554	62,803
Total Real Estate Management/Services		549,955

Real Estate Operations/Development - 3.0%
Brookfield Asset Management, Inc. — Class A	2,665	93,088
Howard Hughes Corp.*	637	91,435
Forest City Enterprises, Inc. — Class A*	4,085	90,279
Alexander & Baldwin, Inc.	1,335	52,599
St. Joe Co.*	3,025	46,978
Total Real Estate Operations/Development		374,379

Property Trust - 0.4%
Xenia Hotels & Resorts, Inc.	2,590	56,307
Total Real Estate		980,641

Entertainment - 0.6%
Casino Services - 0.6%
Gaming and Leisure Properties, Inc.	2,149	78,782

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
REAL ESTATE FUND

	Shares	Value

Diversified Financial Services - 0.6%
Investment Management/Advisory Services - 0.6%
Altisource Portfolio Solutions S.A.*,1	2,351	$72,387

Total Common Stocks
(Cost $7,489,776)		12,495,570

	Face Amount

REPURCHASE AGREEMENT††,2 - 0.2%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$28,882	28,882
Total Repurchase Agreement
(Cost $28,882)		28,882

SECURITIES LENDING COLLATERAL††,3 - 0.8%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	83,522	83,522
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	13,364	13,364
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	5,429	5,429
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	2,088	2,088
Total Securities Lending Collateral
(Cost $104,403)		104,403

Total Investments - 100.4%
(Cost $7,623,061)		$12,628,855
Other Assets & Liabilities, net - (0.4)%		(48,409)
Total Net Assets - 100.0%		$12,580,446

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 6.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015
Assets:
Investments, at value - including $103,792 of securities loaned (cost $7,489,776)	$12,495,570
Repurchase agreements, at value (cost $133,285)	133,285
Total investments (cost $7,623,061)	12,628,855
Segregated cash with broker	2,997
Cash	306
Receivables:
Securities sold	353,054
Dividends	66,008
Securities lending income	946
Total assets	13,052,166

Liabilities:
Payable for:
Fund shares redeemed	318,236
Return of securities loaned	107,400
Management fees	9,431
Transfer agent and administrative fees	2,774
Investor service fees	2,774
Portfolio accounting fees	1,110
Miscellaneous	29,995
Total liabilities	471,720
Commitments and contingent liabilities (Note 10)	—
Net assets	$12,580,446

Net assets consist of:
Paid in capital	$16,007,913
Undistributed net investment income	565,814
Accumulated net realized loss on investments	(8,999,075)
Net unrealized appreciation on investments	5,005,794
Net assets	$12,580,446
Capital shares outstanding	366,084
Net asset value per share	$34.36

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015
Investment Income:
Dividends (net of foreign withholding tax of $173)	$368,994
Income from securities lending, net	7,954
Interest	15
Total investment income	376,963

Expenses:
Management fees	110,663
Transfer agent and administrative fees	32,548
Investor service fees	32,548
Portfolio accounting fees	13,019
Professional fees	17,030
Custodian fees	1,484
Trustees’ fees*	861
Line of credit fees	78
Miscellaneous	(810)
Total expenses	207,421
Net investment income	169,542

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,139,813
Net realized gain	2,139,813
Net change in unrealized appreciation (depreciation) on:
Investments	(3,285,148)
Net change in unrealized appreciation (depreciation)	(3,285,148)
Net realized and unrealized loss	(1,145,335)
Net decrease in net assets resulting from operations	$(975,793)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$169,542	$368,029
Net realized gain (loss) on investments	2,139,813	(127,211)
Net change in unrealized appreciation (depreciation) on investments	(3,285,148)	3,143,498
Net increase (decrease) in net assets resulting from operations	(975,793)	3,384,316

Distributions to shareholders from:
Net investment income	—	(312,220)
Total distributions to shareholders	—	(312,220)

Capital share transactions:
Proceeds from sale of shares	29,768,251	80,108,290
Distributions reinvested	—	312,220
Cost of shares redeemed	(44,233,376)	(70,254,861)
Net increase (decrease) from capital share transactions	(14,465,125)	10,165,649
Net increase (decrease) in net assets	(15,440,918)	13,237,745

Net assets:
Beginning of period	28,021,364	14,783,619
End of period	$12,580,446	$28,021,364
Undistributed net investment income at end of period	$565,814	$396,272

Capital share activity:
Shares sold	793,350	2,334,859
Shares issued from reinvestment of distributions	—	8,738
Shares redeemed	(1,196,801)	(2,059,984)
Net increase (decrease) in shares	(403,451)	283,613

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$36.41	$30.42	$30.15	$25.90	$26.20	$21.44
Income (loss) from investment operations:
Net investment income (loss)[b]	.24	.50	.57	.45	.35	.35
Net gain (loss) on investments (realized and unrealized)	(2.29)	5.88	.62	4.28	.20	4.97
Total from investment operations	(2.05)	6.38	1.19	4.73	.55	5.32
Less distributions from:
Net investment income	—	(.39)	(.92)	(.48)	(.85)	(.56)
Total distributions	—	(.39)	(.92)	(.48)	(.85)	(.56)
Net asset value, end of period	$34.36	$36.41	$30.42	$30.15	$25.90	$26.20

Total Return[c]	(5.63%)	21.01%	3.94%	18.34%	2.26%	24.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,580	$28,021	$14,784	$21,575	$15,001	$25,262
Ratios to average net assets:
Net investment income (loss)	1.30%	1.48%	1.76%	1.54%	1.28%	1.49%
Total expenses	1.59%	1.66%	1.64%	1.67%	1.70%	1.65%
Portfolio turnover rate	118%	277%	416%	348%	351%	394%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2015

RETAILING FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers (“Retailing Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 23, 2001

Ten Largest Holdings (% of Total Net Assets)
Wal-Mart Stores, Inc.	4.7%
Amazon.com, Inc.	4.5%
Home Depot, Inc.	3.8%
CVS Health Corp.	3.5%
Walgreens Boots Alliance, Inc.	3.0%
Priceline Group, Inc.	2.5%
Lowe’s Companies, Inc.	2.5%
Costco Wholesale Corp.	2.4%
Target Corp.	2.3%
TJX Companies, Inc.	2.1%
Top Ten Total	31.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
RETAILING FUND

	Shares	Value

COMMON STOCKS† - 99.6%

Retail - 75.8%
Wal-Mart Stores, Inc.	10,285	$729,515
Home Depot, Inc.	5,294	588,322
CVS Health Corp.	5,137	538,769
Walgreens Boots Alliance, Inc.	5,489	463,491
Lowe’s Companies, Inc.	5,645	378,046
Costco Wholesale Corp.	2,749	371,280
Target Corp.	4,258	347,581
TJX Companies, Inc.	4,980	329,526
L Brands, Inc.	2,870	246,045
Dollar General Corp.	3,020	234,775
O’Reilly Automotive, Inc.*	1,032	233,211
AutoZone, Inc.*	344	229,414
Macy’s, Inc.	3,396	229,127
Ross Stores, Inc.	4,426	215,148
Dollar Tree, Inc.*	2,484	196,211
The Gap, Inc.	5,089	194,247
Nordstrom, Inc.	2,437	181,557
CarMax, Inc.*	2,633	174,331
Kohl’s Corp.	2,744	171,802
Tractor Supply Co.	1,872	168,368
Advance Auto Parts, Inc.	1,053	167,732
Bed Bath & Beyond, Inc.*	2,424	167,208
Tiffany & Co.	1,819	166,985
Best Buy Company, Inc.	4,976	162,267
Foot Locker, Inc.	2,305	154,458
Ulta Salon Cosmetics & Fragrance, Inc.*	998	154,141
Staples, Inc.	9,741	149,135
Family Dollar Stores, Inc.	1,855	146,193
Rite Aid Corp.*	16,513	137,884
Signet Jewelers Ltd.	1,052	134,908
Williams-Sonoma, Inc.	1,635	134,511
AutoNation, Inc.*	2,061	129,802
Dick’s Sporting Goods, Inc.	2,326	120,417
GameStop Corp. — Class A1	2,785	119,644
Michaels Companies, Inc.*	4,340	116,789
Sally Beauty Holdings, Inc.*	3,498	110,466
Penske Automotive Group, Inc.	2,029	105,731
Office Depot, Inc.*	12,173	105,418
Urban Outfitters, Inc.*	2,968	103,880
Jumei International Holding Ltd. ADR*,1	4,430	101,181
Dillard’s, Inc. — Class A	951	100,036
Restoration Hardware Holdings, Inc.*	1,016	99,192
Burlington Stores, Inc.*	1,870	95,744
HSN, Inc.	1,359	95,388
GNC Holdings, Inc. — Class A	2,131	94,786
Cabela’s, Inc.*	1,820	90,964
American Eagle Outfitters, Inc.	5,148	88,649
Lithia Motors, Inc. — Class A	752	85,096
Men’s Wearhouse, Inc.	1,327	85,021
PriceSmart, Inc.	921	84,032
Ascena Retail Group, Inc.*	5,008	83,408
Sears Holdings Corp.*,1	3,080	82,236
CST Brands, Inc.	2,084	81,401
DSW, Inc. — Class A	2,434	81,223
JC Penney Company, Inc.*,1	9,406	79,669
Asbury Automotive Group, Inc.*	855	77,480
Chico’s FAS, Inc.	4,491	74,685
ANN, Inc.*	1,521	73,449
Big Lots, Inc.	1,626	73,154
Buckle, Inc.[1]	1,586	72,591
Mattress Firm Holding Corp.*	1,180	71,921
Five Below, Inc.*	1,818	71,866
Group 1 Automotive, Inc.	782	71,029
Guess?, Inc.	3,239	62,092
Barnes & Noble, Inc.*	2,380	61,785
Genesco, Inc.*	926	61,144
Abercrombie & Fitch Co. — Class A	2,748	59,109
Express, Inc.*	3,255	58,948
Conn’s, Inc.*	1,476	58,597
Children’s Place, Inc.	890	58,215
Outerwall, Inc.[1]	759	57,767
Caleres, Inc.	1,800	57,204
Finish Line, Inc. — Class A	2,049	57,003
Pier 1 Imports, Inc.	4,295	54,246
Hibbett Sports, Inc.*	1,138	53,008
Vitamin Shoppe, Inc.*	1,365	50,874
Stage Stores, Inc.	2,090	36,638
Lumber Liquidators Holdings, Inc.*,1	1,756	36,367
Total Retail		11,645,533

Internet - 17.2%
Amazon.com, Inc.*	1,609	698,451
Priceline Group, Inc.*	332	382,255
Netflix, Inc.*	476	312,703
JD.com, Inc. ADR*	5,810	198,121
Expedia, Inc.	1,689	184,692
TripAdvisor, Inc.*	1,895	165,130
Vipshop Holdings Ltd. ADR*	7,083	157,597
Ctrip.com International Ltd. ADR*	2,057	149,379
Groupon, Inc. — Class A*	17,831	89,690
Wayfair, Inc. — Class A*,1	2,370	89,207
Shutterfly, Inc.*	1,357	64,878
zulily, Inc. — Class A*,1	4,360	56,854
Orbitz Worldwide, Inc.*	4,810	54,930
Lands’ End, Inc.*	1,760	43,701
Total Internet		2,647,588

Distribution & Wholesale - 2.7%
Genuine Parts Co.	1,980	177,269
LKQ Corp.*	4,966	150,197
Pool Corp.	1,233	86,532
Total Distribution & Wholesale		413,998

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
RETAILING FUND

	Shares	Value

Commercial Services - 1.4%
Aaron’s, Inc.	2,232	$80,821
Monro Muffler Brake, Inc.	1,095	68,065
Rent-A-Center, Inc.	2,031	57,579
Total Commercial Services		206,465

Leisure Time - 1.1%
Qunar Cayman Islands Ltd. ADR*	2,380	101,983
Liberty TripAdvisor Holdings, Inc. — Class A*	2,260	72,817
Total Leisure Time		174,800

Food - 0.5%
Cia Brasileira de Distribuicao ADR	3,458	81,851

Oil & Gas - 0.5%
Murphy USA, Inc.*	1,374	76,697

Home Furnishings - 0.4%
Select Comfort Corp.*	2,138	64,290

Total Common Stocks
(Cost $11,651,566)		15,311,222

	Face Amount

REPURCHASE AGREEMENT††,2 - 0.4%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$69,075	69,075
Total Repurchase Agreement
(Cost $69,075)		69,075

SECURITIES LENDING COLLATERAL††,3 - 2.8%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	345,485	345,485
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	55,277	55,277
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	22,456	22,456
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	8,637	8,637
Total Securities Lending Collateral
(Cost $431,855)		431,855

Total Investments - 102.8%
(Cost $12,152,496)		$15,812,152
Other Assets & Liabilities, net - (2.8)%		(431,708)
Total Net Assets - 100.0%		$15,380,444

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 6.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

RETAILING FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015
Assets:
Investments, at value - including $439,879 of securities loaned (cost $11,651,566)	$15,311,222
Repurchase agreements, at value (cost $500,930)	500,930
Total investments (cost $12,152,496)	15,812,152
Segregated cash with broker	12,395
Cash	468
Receivables:
Securities sold	177,543
Dividends	7,960
Fund shares sold	7,540
Securities lending income	717
Total assets	16,018,775

Liabilities:
Payable for:
Return of securities loaned	444,250
Fund shares redeemed	166,714
Management fees	10,015
Transfer agent and administrative fees	2,945
Investor service fees	2,945
Portfolio accounting fees	1,178
Miscellaneous	10,284
Total liabilities	638,331
Commitments and contingent liabilities (Note 10)	—
Net assets	$15,380,444

Net assets consist of:
Paid in capital	$11,368,935
Accumulated net investment loss	(4,436)
Accumulated net realized gain on investments	356,289
Net unrealized appreciation on investments	3,659,656
Net assets	$15,380,444
Capital shares outstanding	755,688
Net asset value per share	$20.35

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015
Investment Income:
Dividends (net of foreign withholding tax of $205)	$97,170
Income from securities lending, net	4,603
Interest	10
Total investment income	101,783

Expenses:
Management fees	57,269
Transfer agent and administrative fees	16,844
Investor service fees	16,844
Portfolio accounting fees	6,737
Custodian fees	769
Trustees’ fees*	227
Line of credit fees	18
Miscellaneous	7,511
Total expenses	106,219
Net investment loss	(4,436)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(129,900)
Net realized loss	(129,900)
Net change in unrealized appreciation (depreciation) on:
Investments	685,256
Net change in unrealized appreciation (depreciation)	685,256
Net realized and unrealized gain	555,356
Net increase in net assets resulting from operations	$550,920

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(4,436)	$(28,020)
Net realized gain (loss) on investments	(129,900)	1,605,607
Net change in unrealized appreciation (depreciation) on investments	685,256	(1,385,094)
Net increase in net assets resulting from operations	550,920	192,493

Distributions to shareholders from:
Net realized gains	—	(554,283)
Total distributions to shareholders	—	(554,283)

Capital share transactions:
Proceeds from sale of shares	21,280,567	26,875,265
Distributions reinvested	—	554,283
Cost of shares redeemed	(13,755,389)	(29,233,532)
Net increase (decrease) from capital share transactions	7,525,178	(1,803,984)
Net increase (decrease) in net assets	8,076,098	(2,165,774)

Net assets:
Beginning of period	7,304,346	9,470,120
End of period	$15,380,444	$7,304,346
Accumulated net investment loss at end of period	$(4,436)	$—

Capital share activity:
Shares sold	1,060,048	1,375,244
Shares issued from reinvestment of distributions	—	30,338
Shares redeemed	(680,478)	(1,494,316)
Net increase (decrease) in shares	379,570	(88,734)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

RETAILING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$19.42	$20.37	$16.71	$14.31	$13.59	$10.86
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	(.10)	(.09)	— [c]	(.03)	(.03)
Net gain (loss) on investments (realized and unrealized)	.94	1.70	6.04	2.40	.75	2.76
Total from investment operations	.93	1.60	5.95	2.40	.72	2.73
Less distributions from:
Net investment income	—	—	(—)[d]	—	—	—
Net realized gains	—	(2.55)	(2.29)	—	—	—
Total distributions	—	(2.55)	(2.29)	—	—	—
Net asset value, end of period	$20.35	$19.42	$20.37	$16.71	$14.31	$13.59

Total Return[e]	4.79%	8.66%	35.80%	16.77%	5.30%	25.14%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,380	$7,304	$9,470	$6,194	$13,134	$9,477
Ratios to average net assets:
Net investment income (loss)	(0.07%)	(0.51%)	(0.46%)	0.01%	(0.20%)	(0.24%)
Total expenses	1.58%	1.66%	1.64%	1.67%	1.69%	1.65%
Portfolio turnover rate	95%	452%	1,219%	1,043%	621%	616%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Distributions from net investment income are less than $0.01 per share.
[e]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2015

TECHNOLOGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies (“Technology Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	3.9%
Google, Inc. — Class A	2.7%
Microsoft Corp.	2.7%
Facebook, Inc. — Class A	2.3%
Visa, Inc. — Class A	1.8%
Oracle Corp.	1.8%
International Business Machines Corp.	1.8%
Intel Corp.	1.7%
Cisco Systems, Inc.	1.7%
MasterCard, Inc. — Class A	1.5%
Top Ten Total	21.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
TECHNOLOGY FUND

	Shares	Value

COMMON STOCKS† - 99.1%

Software - 22.3%
Microsoft Corp.	10,740	$474,170
Oracle Corp.	7,939	319,942
Adobe Systems, Inc.*	2,056	166,557
Salesforce.com, Inc.*	2,344	163,213
VMware, Inc. — Class A*	1,738	149,016
Intuit, Inc.	1,325	133,520
Electronic Arts, Inc.*	1,771	117,772
Fiserv, Inc.*	1,370	113,478
NetEase, Inc. ADR	761	110,242
Check Point Software Technologies Ltd.*	1,384	110,097
Activision Blizzard, Inc.	4,404	106,621
Fidelity National Information Services, Inc.	1,721	106,358
Paychex, Inc.	2,231	104,589
SAP SE ADR[1]	1,487	104,432
Workday, Inc. — Class A*	1,250	95,488
CyberArk Software Ltd.*	1,490	93,602
Red Hat, Inc.*	1,229	93,318
CA, Inc.	3,053	89,422
Akamai Technologies, Inc.*	1,276	89,090
Citrix Systems, Inc.*	1,244	87,279
Autodesk, Inc.*	1,677	83,976
ServiceNow, Inc.*	1,110	82,484
ANSYS, Inc.*	820	74,817
Tableau Software, Inc. — Class A*	620	71,486
CDK Global, Inc.	1,317	71,092
NetSuite, Inc.*	720	66,060
Broadridge Financial Solutions, Inc.	1,230	61,512
Rackspace Hosting, Inc.*	1,604	59,653
Nuance Communications, Inc.*	3,370	59,009
Informatica Corp.*	1,152	55,837
PTC, Inc.*	1,350	55,377
Ultimate Software Group, Inc.*	330	54,232
Aspen Technology, Inc.*	1,100	50,105
SolarWinds, Inc.*	1,030	47,514
Qlik Technologies, Inc.*	1,250	43,700
Solera Holdings, Inc.	961	42,822
Take-Two Interactive Software, Inc.*	1,430	39,425
Advent Software, Inc.	890	39,347
CommVault Systems, Inc.*	810	34,352
Total Software		3,921,006

Semiconductors - 19.0%
Intel Corp.	9,729	295,907
QUALCOMM, Inc.	4,012	251,271
Texas Instruments, Inc.	3,556	183,169
Avago Technologies Ltd.	1,069	142,102
Broadcom Corp. — Class A	2,707	139,383
Taiwan Semiconductor Manufacturing Company Ltd. ADR	6,013	136,555
NXP Semiconductor N.V.*	1,310	128,642
Applied Materials, Inc.	6,402	123,046
Skyworks Solutions, Inc.	1,067	111,075
Analog Devices, Inc.	1,727	110,848
Marvell Technology Group Ltd.	8,221	108,394
ASML Holding N.V. — Class G	1,021	106,317
ARM Holdings plc ADR	2,132	105,044
Micron Technology, Inc.*	5,415	102,019
Altera Corp.	1,946	99,635
Lam Research Corp.	1,105	89,892
Freescale Semiconductor Ltd.*	2,208	88,254
Qorvo, Inc.*	1,070	85,889
Xilinx, Inc.	1,894	83,639
Linear Technology Corp.	1,825	80,720
NVIDIA Corp.	3,990	80,239
Maxim Integrated Products, Inc.	2,315	80,041
Microchip Technology, Inc.	1,652	78,346
KLA-Tencor Corp.	1,330	74,759
ON Semiconductor Corp.*	4,810	56,229
IPG Photonics Corp.*	620	52,809
Atmel Corp.	5,117	50,428
Teradyne, Inc.	2,595	50,058
Cypress Semiconductor Corp.*	4,180	49,157
Cavium, Inc.*	700	48,167
Integrated Device Technology, Inc.*	1,992	43,226
Ambarella, Inc.*,1	410	42,103
Cree, Inc.*	1,510	39,305
Cirrus Logic, Inc.*	1,051	35,766
Total Semiconductors		3,352,434

Internet - 17.7%
Google, Inc. — Class A*	891	481,175
Facebook, Inc. — Class A*	4,714	404,297
eBay, Inc.*	3,600	216,864
Baidu, Inc. ADR*	828	164,838
Alibaba Group Holding Ltd. ADR*	1,860	153,022
Yahoo!, Inc.*	3,837	150,756
Twitter, Inc.*	3,600	130,392
LinkedIn Corp. — Class A*	624	128,937
Qihoo 360 Technology Company Ltd. ADR*,1	1,650	111,689
MercadoLibre, Inc.	756	107,124
SINA Corp.*	1,859	99,577
Symantec Corp.	4,265	99,161
SouFun Holdings Ltd. ADR	11,550	97,136
YY, Inc. ADR*,1	1,380	95,938
Bitauto Holdings Ltd. ADR*	1,710	87,296
Splunk, Inc.*	1,060	73,797
F5 Networks, Inc.*	610	73,414
VeriSign, Inc.*	1,090	67,275
IAC/InterActiveCorp	840	66,914
FireEye, Inc.*	1,340	65,539
Zillow Group, Inc. — Class A*	670	58,116
Pandora Media, Inc.*	2,936	45,625
Yelp, Inc. — Class A*	1,030	44,321
GrubHub, Inc.*	1,280	43,610

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
TECHNOLOGY FUND

	Shares	Value

HomeAway, Inc.*	1,390	$43,257
Total Internet		3,110,070

Computers - 17.6%
Apple, Inc.	5,433	681,434
International Business Machines Corp.	1,957	318,325
Hewlett-Packard Co.	6,108	183,301
EMC Corp.	6,768	178,607
Cognizant Technology Solutions Corp. — Class A*	2,576	157,368
Accenture plc — Class A	1,437	139,073
Infosys Ltd. ADR	7,290	115,547
Western Digital Corp.	1,281	100,456
BlackBerry Ltd.*	11,726	95,919
Seagate Technology plc	1,980	94,050
SanDisk Corp.	1,454	84,652
NetApp, Inc.	2,439	76,975
Computer Sciences Corp.	1,160	76,142
Amdocs Ltd.	1,360	74,242
Synopsys, Inc.*	1,430	72,430
Fortinet, Inc.*	1,570	64,888
Cadence Design Systems, Inc.*	3,070	60,356
Jack Henry & Associates, Inc.	900	58,230
Teradata Corp.*	1,552	57,424
DST Systems, Inc.	440	55,431
Brocade Communications Systems, Inc.	4,624	54,933
MAXIMUS, Inc.	820	53,899
NCR Corp.*	1,720	51,772
VeriFone Systems, Inc.*	1,440	48,902
Synaptics, Inc.*	480	41,633
Lexmark International, Inc. — Class A	930	41,106
3D Systems Corp.*,1	1,960	38,259
Stratasys Ltd.*	920	32,136
Total Computers		3,107,490

Commercial Services - 5.5%
MasterCard, Inc. — Class A	2,806	262,306
Automatic Data Processing, Inc.	1,923	154,282
FleetCor Technologies, Inc.*	610	95,197
Western Union Co.	4,010	81,523
Total System Services, Inc.	1,690	70,591
Gartner, Inc.*	790	67,766
Vantiv, Inc. — Class A*	1,770	67,596
Global Payments, Inc.	640	66,208
WEX, Inc.*	470	53,566
Booz Allen Hamilton Holding Corp.	1,920	48,461
Total Commercial Services		967,496

Telecommunications - 4.9%
Cisco Systems, Inc.	10,640	292,174
Nokia Oyj ADR	16,180	110,833
Palo Alto Networks, Inc.*	540	94,338
Motorola Solutions, Inc.	1,541	88,361
Juniper Networks, Inc.	3,085	80,118
CommScope Holding Company, Inc.*	1,930	58,884
ARRIS Group, Inc.*	1,739	53,213
JDS Uniphase Corp.*	3,489	40,403
Ciena Corp.*	1,706	40,398
Total Telecommunications		858,722

Electronics - 4.7%
Corning, Inc.	6,208	122,484
TE Connectivity Ltd.	1,750	112,525
Amphenol Corp. — Class A	1,881	109,042
Trimble Navigation Ltd.*	2,716	63,717
Flextronics International Ltd.*	5,509	62,307
Avnet, Inc.	1,440	59,198
Arrow Electronics, Inc.*	1,030	57,474
Keysight Technologies, Inc.*	1,840	57,390
FLIR Systems, Inc.	1,710	52,702
Jabil Circuit, Inc.	2,252	47,945
FEI Co.	560	46,441
Knowles Corp.*,1	1,650	29,865
Total Electronics		821,090

Diversified Financial Services - 2.7%
Visa, Inc. — Class A	4,814	323,259
Alliance Data Systems Corp.*	373	108,894
LendingClub Corp.*	3,690	54,428
Total Diversified Financial Services		486,581

Energy-Alternate Sources - 1.3%
Canadian Solar, Inc.*	3,310	94,666
SunEdison, Inc.*	2,508	75,014
First Solar, Inc.*	1,105	51,913
Total Energy-Alternate Sources		221,593

Auto Parts & Equipment - 0.6%
Mobileye N.V.*	2,141	113,837

REITs - 0.6%
Equinix, Inc.	389	98,806

Office & Business Equipment - 0.5%
Xerox Corp.	8,096	86,141

Aerospace & Defense - 0.4%
Harris Corp.	1,010	77,679

Media - 0.4%
FactSet Research Systems, Inc.	410	66,629

Machinery-Diversified - 0.3%
Zebra Technologies Corp. — Class A*	560	62,188

Distribution & Wholesale - 0.3%
Ingram Micro, Inc. — Class A*	1,940	48,558

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
TECHNOLOGY FUND

	Shares	Value

Electrical Components & Equipment - 0.3%
SunPower Corp. — Class A*	1,630	$46,308

Total Common Stocks
(Cost $10,495,177)		17,446,628

	Face Amount

REPURCHASE AGREEMENT††,2 - 0.3%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$52,555	52,555
Total Repurchase Agreement
(Cost $52,555)		52,555

SECURITIES LENDING COLLATERAL††,3 - 1.6%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	230,817	230,817
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	36,931	36,931
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	15,003	15,003
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	5,770	5,770
Total Securities Lending Collateral
(Cost $288,521)		288,521

Total Investments - 101.0%
(Cost $10,836,253)		$17,787,704
Other Assets & Liabilities, net - (1.0)%		(175,207)
Total Net Assets - 100.0%		$17,612,497

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 6.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015
Assets:
Investments, at value - including $292,516 of securities loaned (cost $10,495,177)	$17,446,628
Repurchase agreements, at value (cost $341,076)	341,076
Total investments (cost $10,836,253)	17,787,704
Cash	50,908
Segregated cash with broker	8,281
Receivables:
Securities sold	323,738
Fund shares sold	81,163
Dividends	10,761
Foreign taxes reclaim	1,058
Securities lending income	323
Total assets	18,263,936

Liabilities:
Payable for:
Fund shares redeemed	313,680
Return of securities loaned	296,803
Management fees	12,807
Transfer agent and administrative fees	3,767
Investor service fees	3,767
Portfolio accounting fees	1,506
Miscellaneous	19,109
Total liabilities	651,439
Commitments and contingent liabilities (Note 10)	—
Net assets	$17,612,497

Net assets consist of:
Paid in capital	$11,914,966
Accumulated net investment loss	(34,328)
Accumulated net realized loss on investments	(1,219,592)
Net unrealized appreciation on investments	6,951,451
Net assets	$17,612,497
Capital shares outstanding	241,908
Net asset value per share	$72.81

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015
Investment Income:
Dividends	$96,522
Income from securities lending, net	3,458
Interest	12
Total investment income	99,992

Expenses:
Management fees	72,238
Transfer agent and administrative fees	21,246
Investor service fees	21,246
Portfolio accounting fees	8,498
Professional fees	10,285
Custodian fees	968
Trustees’ fees*	527
Line of credit fees	17
Miscellaneous	(705)
Total expenses	134,320
Net investment loss	(34,328)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	415,870
Net realized gain	415,870
Net change in unrealized appreciation (depreciation) on:
Investments	(194,379)
Net change in unrealized appreciation (depreciation)	(194,379)
Net realized and unrealized gain	221,491
Net increase in net assets resulting from operations	$187,163

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

TECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(34,328)	$(79,224)
Net realized gain (loss) on investments	415,870	(105,517)
Net change in unrealized appreciation (depreciation) on investments	(194,379)	1,308,246
Net increase in net assets resulting from operations	187,163	1,123,505

Capital share transactions:
Proceeds from sale of shares	10,290,447	39,587,277
Cost of shares redeemed	(11,082,804)	(37,141,600)
Net increase (decrease) from capital share transactions	(792,357)	2,445,677
Net increase (decrease) in net assets	(605,194)	3,569,182

Net assets:
Beginning of period	18,217,691	14,648,509
End of period	$17,612,497	$18,217,691
Accumulated net investment loss at end of period	$(34,328)	$—

Capital share activity:
Shares sold	138,323	585,998	*
Shares redeemed	(151,994)	(556,990	)*
Net increase (decrease) in shares	(13,671)	29,008	*

*	Capital share activity for the period presented through January 24, 2014 has been restated to reflect a 1:5 reverse share split effective January 24, 2014. See Note 9 in Notes to Financial Statements.

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014[d]	Year Ended December 31, 2013[d]	Year Ended December 31, 2012[d]	Year Ended December 31, 2011[d]	Year Ended December 31, 2010[d]
Per Share Data
Net asset value, beginning of period	$71.28	$64.65	$47.78	$53.21	$61.47	$54.85
Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)	(.32)	(.15)	(.15)	(.45)	(.40)
Net gain (loss) on investments (realized and unrealized)	1.68	6.95	17.02	5.97	(5.06)	7.02
Total from investment operations	1.53	6.63	16.87	5.82	(5.51)	6.62
Less distributions from:
Net realized gains	—	—	—	(11.25)	(2.75)	—
Total distributions	—	—	—	(11.25)	(2.75)	—
Net asset value, end of period	$72.81	$71.28	$64.65	$47.78	$53.21	$61.47

Total Return[c]	2.15%	10.26%	35.39%	11.98%	(9.20%)	12.03%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,612	$18,218	$14,649	$8,177	$9,854	$21,468
Ratios to average net assets:
Net investment income (loss)	(0.40%)	(0.47%)	(0.29%)	(0.27%)	(0.77%)	(0.74%)
Total expenses	1.58%	1.66%	1.63%	1.67%	1.71%	1.65%
Portfolio turnover rate	61%	197%	382%	277%	363%	357%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]

Reverse share split — Per share amounts for the periods presented through January 24, 2014 have been restated to reflect a 1:5 reverse share split effective January 24, 2014. See Note 9 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

FUND PROFILE (Unaudited)	June 30, 2015

TELECOMMUNICATIONS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment (“Telecommunications Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 27, 2001

Ten Largest Holdings (% of Total Net Assets)
Verizon Communications, Inc.	8.7%
AT&T, Inc.	8.7%
Cisco Systems, Inc.	7.2%
QUALCOMM, Inc.	6.2%
T-Mobile US, Inc.	3.4%
Level 3 Communications, Inc.	2.7%
Sprint Corp.	2.6%
Crown Castle International Corp.	2.6%
CenturyLink, Inc.	2.5%
SBA Communications Corp. — Class A	2.4%
Top Ten Total	47.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
TELECOMMUNICATIONS FUND

	Shares	Value

COMMON STOCKS† - 100.3%

Telecommunications - 82.0%
Verizon Communications, Inc.	4,000	$186,439
AT&T, Inc.	5,242	186,196
Cisco Systems, Inc.	5,642	154,929
T-Mobile US, Inc.*	1,897	73,546
Level 3 Communications, Inc.*	1,092	57,515
Sprint Corp.*	12,396	56,526
CenturyLink, Inc.	1,798	52,825
Palo Alto Networks, Inc.*	286	49,964
Motorola Solutions, Inc.	816	46,790
Juniper Networks, Inc.	1,637	42,513
Vodafone Group plc ADR	1,141	41,589
America Movil SAB de CV — Class L ADR	1,709	36,419
Nokia Oyj ADR	5,221	35,764
China Mobile Ltd. ADR	533	34,160
Frontier Communications Corp.	6,488	32,116
Zayo Group Holdings, Inc.*	1,223	31,456
CommScope Holding Company, Inc.*	1,026	31,303
Arista Networks, Inc.*	367	29,999
Telefonica Brasil S.A. ADR	2,135	29,741
EchoStar Corp. — Class A*	588	28,624
Rogers Communications, Inc. — Class B	798	28,353
ARRIS Group, Inc.*	923	28,244
BCE, Inc.	659	28,008
Tim Participacoes S.A. ADR	1,700	27,812
Telefonaktiebolaget LM Ericsson ADR	2,608	27,228
SK Telecom Company Ltd. ADR	1,087	26,947
Telefonica S.A. ADR	1,841	26,142
VimpelCom Ltd. ADR	5,021	24,954
Telephone & Data Systems, Inc.	832	24,461
Sierra Wireless, Inc.*,1	946	23,518
ViaSat, Inc.*	376	22,658
Ubiquiti Networks, Inc.	701	22,372
JDS Uniphase Corp.*	1,850	21,423
Ciena Corp.*	902	21,359
Infinera Corp.*	1,008	21,148
Plantronics, Inc.	352	19,821
InterDigital, Inc.	332	18,887
Finisar Corp.*	950	16,977
Polycom, Inc.*	1,367	15,638
Consolidated Communications Holdings, Inc.	663	13,930
NETGEAR, Inc.*	452	13,569
ADTRAN, Inc.	756	12,285
Iridium Communications, Inc.*	1,344	12,217
Ruckus Wireless, Inc.*	1,176	12,160
Windstream Holdings, Inc.[1]	1,571	10,023
Total Telecommunications		1,758,548

Semiconductors - 6.2%
QUALCOMM, Inc.	2,129	133,339

REITs - 2.6%
Crown Castle International Corp.	697	55,969

Internet - 2.6%
F5 Networks, Inc.*	321	38,632
Cogent Communications Holdings, Inc.	503	17,022
Total Internet		55,654

Computers - 2.6%
Brocade Communications Systems, Inc.	2,455	29,165
BlackBerry Ltd.*	3,182	26,029
Total Computers		55,194

Engineering & Construction - 2.4%
SBA Communications Corp. — Class A*	450	51,736

Aerospace & Defense - 1.9%
Harris Corp.	534	41,070

Total Common Stocks
(Cost $1,310,071)		2,151,510

RIGHTS††† - 0.1%
Leap Wireless International, Inc.
Expires 09/17/15*	964	2,429
Total Rights
(Cost $2,232)		2,429

	Face Amount

REPURCHASE AGREEMENT††,2 - 0.5%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$10,793	10,793
Total Repurchase Agreement
(Cost $10,793)		10,793

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 99

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
TELECOMMUNICATIONS FUND

	Face Amount	Value

SECURITIES LENDING COLLATERAL††,3 - 0.5%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	$8,194	$8,194
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	1,311	1,311
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	533	533
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	205	205
Total Securities Lending Collateral
(Cost $10,243)		10,243

Total Investments - 101.4%
(Cost $1,333,339)		$2,174,975
Other Assets & Liabilities, net - (1.4)%		(30,451)
Total Net Assets - 100.0%		$2,144,524

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 6.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015
Assets:
Investments, at value - including $10,329 of securities loaned (cost $1,312,303)	$2,153,939
Repurchase agreements, at value (cost $21,036)	21,036
Total investments (cost $1,333,339)	2,174,975
Cash	464
Segregated cash with broker	294
Receivables:
Securities sold	32,476
Dividends	4,068
Foreign taxes reclaim	261
Securities lending income	21
Total assets	2,212,559

Liabilities:
Payable for:
Fund shares redeemed	51,273
Return of securities loaned	10,538
Management fees	1,607
Transfer agent and administrative fees	473
Investor service fees	473
Portfolio accounting fees	189
Miscellaneous	3,482
Total liabilities	68,035
Commitments and contingent liabilities (Note 10)	—
Net assets	$2,144,524

Net assets consist of:
Paid in capital	$3,823,061
Undistributed net investment income	53,698
Accumulated net realized loss on investments	(2,573,871)
Net unrealized appreciation on investments	841,636
Net assets	$2,144,524
Capital shares outstanding	40,504
Net asset value per share	$52.95

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015
Investment Income:
Dividends (net of foreign withholding tax of $1,115)	$36,667
Income from securities lending, net	46
Total investment income	36,713

Expenses:
Management fees	10,951
Transfer agent and administrative fees	3,221
Investor service fees	3,221
Portfolio accounting fees	1,288
Professional fees	1,984
Custodian fees	147
Trustees’ fees*	100
Line of credit fees	18
Miscellaneous	(560)
Total expenses	20,370
Net investment income	16,343

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	76,878
Net realized gain	76,878
Net change in unrealized appreciation (depreciation) on:
Investments	(107,770)
Net change in unrealized appreciation (depreciation)	(107,770)
Net realized and unrealized loss	(30,892)
Net decrease in net assets resulting from operations	$(14,549)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 101

TELECOMMUNICATIONS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$16,343	$36,936
Net realized gain on investments	76,878	8,141
Net change in unrealized appreciation (depreciation) on investments	(107,770)	24,870
Net increase (decrease) in net assets resulting from operations	(14,549)	69,947

Distributions to shareholders from:
Net investment income	—	(54,771)
Total distributions to shareholders	—	(54,771)

Capital share transactions:
Proceeds from sale of shares	4,016,521	16,772,215
Distributions reinvested	—	54,771
Cost of shares redeemed	(4,239,782)	(16,654,084)
Net increase (decrease) from capital share transactions	(223,261)	172,902
Net increase (decrease) in net assets	(237,810)	188,078

Net assets:
Beginning of period	2,382,334	2,194,256
End of period	$2,144,524	$2,382,334
Undistributed net investment income at end of period	$53,698	$37,355

Capital share activity:
Shares sold	73,659	314,607	*
Shares issued from reinvestment of distributions	—	1,032	*
Shares redeemed	(78,007)	(312,232	)*
Net increase (decrease) in shares	(4,348)	3,407	*

*	Capital share activity for the period presented through January 24, 2014 has been restated to reflect a 1:5 reverse share split effective January 24, 2014. See Note 9 in Notes to Financial Statements.

102 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014[d]	Year Ended December 31, 2013[d]	Year Ended December 31, 2012[d]	Year Ended December 31, 2011[d]	Year Ended December 31, 2010[d]
Per Share Data
Net asset value, beginning of period	$53.12	$52.94	$46.00	$44.98	$55.21	$48.98
Income (loss) from investment operations:
Net investment income (loss)[b]	.34	.61	.85	.65	.80	.30
Net gain (loss) on investments (realized and unrealized)	(.51)	.79	7.09	1.52	(8.73)	6.78
Total from investment operations	(.17)	1.40	7.94	2.17	(7.93)	7.08
Less distributions from:
Net investment income	—	(1.22)	(1.00)	(1.15)	(.60)	(.85)
Net realized gains	—	—	—	—	(1.70)	—
Total distributions	—	(1.22)	(1.00)	(1.15)	(2.30)	(.85)
Net asset value, end of period	$52.95	$53.12	$52.94	$46.00	$44.98	$55.21

Total Return[c]	(0.30%)	2.62%	17.46%	4.86%	(14.40%)	14.51%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,145	$2,382	$2,194	$2,897	$4,367	$8,077
Ratios to average net assets:
Net investment income (loss)	1.27%	1.14%	1.73%	1.46%	1.49%	0.66%
Total expenses	1.58%	1.66%	1.64%	1.67%	1.71%	1.67%
Portfolio turnover rate	163%	495%	1,267%	1,077%	1,100%	1,276%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]

Reverse share split — Per share amounts for the periods presented through January 24, 2014 have been restated to reflect a 1:5 reverse share split effective January 24, 2014. See Note 9 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 103

FUND PROFILE (Unaudited)	June 30, 2015

TRANSPORTATION FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment (“Transportation Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: June 11, 2001

Ten Largest Holdings (% of Total Net Assets)
United Parcel Service, Inc. — Class B	4.7%
Union Pacific Corp.	4.5%
Ford Motor Co.	4.0%
General Motors Co.	3.6%
FedEx Corp.	3.5%
Delta Air Lines, Inc.	3.0%
Tesla Motors, Inc.	2.9%
Johnson Controls, Inc.	2.8%
CSX Corp.	2.8%
American Airlines Group, Inc.	2.7%
Top Ten Total	34.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

104 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
TRANSPORTATION FUND

	Shares	Value

COMMON STOCKS† - 98.9%

Transportation - 40.9%
United Parcel Service, Inc. — Class B	5,337	$517,209
Union Pacific Corp.	5,238	499,548
FedEx Corp.	2,312	393,965
CSX Corp.	9,540	311,481
Norfolk Southern Corp.	3,260	284,794
Canadian Pacific Railway Ltd.	1,114	178,496
Kansas City Southern	1,922	175,286
J.B. Hunt Transport Services, Inc.	2,087	171,321
CH Robinson Worldwide, Inc.	2,673	166,768
Expeditors International of Washington, Inc.	3,589	165,471
Canadian National Railway Co.	2,534	146,339
Old Dominion Freight Line, Inc.*	1,977	135,632
Ryder System, Inc.	1,375	120,134
Kirby Corp.*	1,541	118,133
Genesee & Wyoming, Inc. — Class A*	1,467	111,756
XPO Logistics, Inc.*	2,320	104,818
Swift Transportation Co. — Class A*	4,500	102,015
Landstar System, Inc.	1,466	98,031
Knight Transportation, Inc.	3,110	83,161
Con-way, Inc.	2,159	82,841
Matson, Inc.	1,830	76,933
Werner Enterprises, Inc.	2,907	76,309
Heartland Express, Inc.	3,720	75,256
Atlas Air Worldwide Holdings, Inc.*	1,230	67,601
Hub Group, Inc. — Class A*	1,660	66,964
UTI Worldwide, Inc.*	5,810	58,042
Saia, Inc.*	1,450	56,971
Echo Global Logistics, Inc.*	1,640	53,562
ArcBest Corp.	1,600	50,880
Total Transportation		4,549,717

Airlines - 18.4%
Delta Air Lines, Inc.	8,022	329,543
American Airlines Group, Inc.	7,514	300,071
Southwest Airlines Co.	8,017	265,282
United Continental Holdings, Inc.*	4,927	261,180
Alaska Air Group, Inc.	2,595	167,196
JetBlue Airways Corp.*	7,056	146,483
Copa Holdings S.A. — Class A	1,486	122,729
Spirit Airlines, Inc.*	1,940	120,474
Ryanair Holdings plc ADR	1,570	112,020
Allegiant Travel Co. — Class A	560	99,613
Hawaiian Holdings, Inc.*	2,700	64,125
Virgin America, Inc.*	2,230	61,280
Total Airlines		2,049,996

Auto Parts & Equipment - 17.2%
Johnson Controls, Inc.	6,346	314,317
BorgWarner, Inc.	3,440	195,530
Delphi Automotive plc	2,200	187,198
Lear Corp.	1,453	163,114
Goodyear Tire & Rubber Co.	5,295	159,644
Magna International, Inc.	2,350	131,812
Autoliv, Inc.	1,120	130,760
Visteon Corp.*	1,142	119,887
Tenneco, Inc.*	1,800	103,392
Dana Holding Corp.	4,910	101,048
Cooper Tire & Rubber Co.	2,330	78,824
Gentherm, Inc.*	1,420	77,972
Dorman Products, Inc.*	1,540	73,396
American Axle & Manufacturing Holdings, Inc.*	3,370	70,467
Total Auto Parts & Equipment		1,907,361

Auto Manufacturers - 15.0%
Ford Motor Co.	29,459	442,179
General Motors Co.	12,020	400,627
Tesla Motors, Inc.*,1	1,217	326,472
Tata Motors Ltd. ADR	4,380	150,979
Fiat Chrysler Automobiles N.V.*	8,300	120,599
Toyota Motor Corp. ADR	860	115,025
Honda Motor Company Ltd. ADR	3,400	110,160
Total Auto Manufacturers		1,666,041

Commercial Services - 3.7%
Hertz Global Holdings, Inc.*	8,612	156,050
Macquarie Infrastructure Corp.	1,710	141,297
Avis Budget Group, Inc.*	2,647	116,680
Total Commercial Services		414,027

Leisure Time - 1.7%
Harley-Davidson, Inc.	3,425	192,999

Electronics - 1.1%
Gentex Corp.	7,454	122,395

Home Builders - 0.9%
Thor Industries, Inc.	1,711	96,295

Total Common Stocks
(Cost $5,406,807)		10,998,831

	Face Amount

REPURCHASE AGREEMENT††,2 - 0.7%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$77,201	77,201
Total Repurchase Agreement
(Cost $77,201)		77,201

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 105

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
TRANSPORTATION FUND

	Face Amount	Value

SECURITIES LENDING COLLATERAL††,3 - 1.9%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	$166,422	$166,422
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	26,628	26,628
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	10,818	10,818
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	4,161	4,161
Total Securities Lending Collateral
(Cost $208,029)		208,029

Total Investments - 101.5%
(Cost $5,692,037)		$11,284,061
Other Assets & Liabilities, net - (1.5)%		(167,880)
Total Net Assets - 100.0%		$11,116,181

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 6.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

106 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015
Assets:
Investments, at value - including $214,608 of securities loaned (cost $5,406,807)	$10,998,831
Repurchase agreements, at value (cost $285,230)	285,230
Total investments (cost $5,692,037)	11,284,061
Segregated cash with broker	5,971
Cash	505
Receivables:
Fund shares sold	72,106
Dividends	3,941
Securities lending income	147
Total assets	11,366,731

Liabilities:
Payable for:
Return of securities loaned	214,000
Management fees	8,347
Transfer agent and administrative fees	2,455
Investor service fees	2,455
Portfolio accounting fees	982
Fund shares redeemed	590
Miscellaneous	21,721
Total liabilities	250,550
Commitments and contingent liabilities (Note 10)	—
Net assets	$11,116,181

Net assets consist of:
Paid in capital	$7,058,422
Undistributed net investment income	15,499
Accumulated net realized loss on investments	(1,549,764)
Net unrealized appreciation on investments	5,592,024
Net assets	$11,116,181
Capital shares outstanding	395,348
Net asset value per share	$28.12

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015
Investment Income:
Dividends (net of foreign withholding tax of $1,616)	$116,183
Income from securities lending, net	29,137
Interest	11
Total investment income	145,331

Expenses:
Management fees	70,267
Transfer agent and administrative fees	20,666
Investor service fees	20,666
Portfolio accounting fees	8,267
Professional fees	12,741
Custodian fees	939
Trustees’ fees*	645
Line of credit fees	27
Miscellaneous	(2,779)
Total expenses	131,439
Net investment income	13,892

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,498,785
Net realized gain	2,498,785
Net change in unrealized appreciation (depreciation) on:
Investments	(3,691,919)
Net change in unrealized appreciation (depreciation)	(3,691,919)
Net realized and unrealized loss	(1,193,134)
Net decrease in net assets resulting from operations	$(1,179,242)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 107

TRANSPORTATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$13,892	$(22,640)
Net realized gain on investments	2,498,785	1,361,598
Net change in unrealized appreciation (depreciation) on investments	(3,691,919)	2,463,180
Net increase (decrease) in net assets resulting from operations	(1,179,242)	3,802,138

Capital share transactions:
Proceeds from sale of shares	7,309,395	45,786,275
Cost of shares redeemed	(17,686,362)	(47,555,047)
Net decrease from capital share transactions	(10,376,967)	(1,768,772)
Net increase (decrease) in net assets	(11,556,209)	2,033,366

Net assets:
Beginning of period	22,672,390	20,639,024
End of period	$11,116,181	$22,672,390
Undistributed net investment income at end of period	$15,499	$1,607

Capital share activity:
Shares sold	243,473	1,676,590
Shares redeemed	(593,152)	(1,764,393)
Net decrease in shares	(349,679)	(87,803)

108 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$30.43	$24.78	$16.45	$14.00	$15.74	$12.68
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	(.03)	(.08)	(.04)	(.10)	(.04)
Net gain (loss) on investments (realized and unrealized)	(2.33)	5.68	8.41	2.49	(1.64)	3.10
Total from investment operations	(2.31)	5.65	8.33	2.45	(1.74)	3.06
Net asset value, end of period	$28.12	$30.43	$24.78	$16.45	$14.00	$15.74

Total Return[c]	(7.59%)	22.80%	50.64%	17.58%	(11.12%)	24.13%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,116	$22,672	$20,639	$7,300	$5,570	$13,090
Ratios to average net assets:
Net investment income (loss)	0.17%	(0.11%)	(0.37%)	(0.29%)	(0.65%)	(0.32%)
Total expenses	1.59%	1.66%	1.63%	1.67%	1.71%	1.65%
Portfolio turnover rate	41%	196%	310%	594%	711%	693%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 109

FUND PROFILE (Unaudited)	June 30, 2015

UTILITIES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that operate public utilities (“Utilities Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
Duke Energy Corp.	3.6%
NextEra Energy, Inc.	3.4%
Dominion Resources, Inc.	3.2%
Southern Co.	3.2%
American Electric Power Company, Inc.	2.6%
Exelon Corp.	2.6%
Sempra Energy	2.5%
WEC Energy Group, Inc.	2.5%
PG&E Corp.	2.5%
PPL Corp.	2.3%
Top Ten Total	28.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
UTILITIES FUND

	Shares	Value

COMMON STOCKS† - 99.1%

Electric - 74.3%
Duke Energy Corp.	5,333	$376,617
NextEra Energy, Inc.	3,602	353,104
Dominion Resources, Inc.	5,072	339,165
Southern Co.	7,979	334,320
American Electric Power Company, Inc.	5,218	276,397
Exelon Corp.	8,684	272,851
WEC Energy Group, Inc.	5,839	262,561
PG&E Corp.	5,310	260,721
PPL Corp.	8,119	239,267
Public Service Enterprise Group, Inc.	6,071	238,469
Edison International	4,081	226,822
Consolidated Edison, Inc.	3,867	223,822
Xcel Energy, Inc.	6,839	220,079
Eversource Energy	4,471	203,028
FirstEnergy Corp.	6,200	201,810
DTE Energy Co.	2,670	199,289
Entergy Corp.	2,744	193,452
Ameren Corp.	4,359	164,247
CMS Energy Corp.	5,076	161,620
AES Corp.	12,072	160,075
SCANA Corp.	2,887	146,227
NRG Energy, Inc.	6,390	146,203
Pepco Holdings, Inc.	5,294	142,620
Calpine Corp.*	7,762	139,638
Alliant Energy Corp.	2,395	138,239
Pinnacle West Capital Corp.	2,407	136,934
OGE Energy Corp.	4,495	128,422
ITC Holdings Corp.	3,791	121,994
Westar Energy, Inc.	3,362	115,048
TECO Energy, Inc.	6,248	110,340
MDU Resources Group, Inc.	5,351	104,505
Great Plains Energy, Inc.	4,297	103,816
Dynegy, Inc.*	3,398	99,392
Cleco Corp.	1,819	97,953
NRG Yield, Inc. — Class A1	4,387	96,470
Korea Electric Power Corp. ADR	4,710	95,896
Hawaiian Electric Industries, Inc.	3,222	95,790
IDACORP, Inc.	1,613	90,554
Portland General Electric Co.	2,639	87,509
UIL Holdings Corp.	1,843	84,446
Abengoa Yield plc[1]	2,600	81,432
NorthWestern Corp.	1,662	81,023
ALLETE, Inc.	1,714	79,512
Talen Energy Corp.*	4,470	76,705
Black Hills Corp.	1,729	75,471
PNM Resources, Inc.	3,046	74,932
Avista Corp.	2,439	74,755
El Paso Electric Co.	1,840	63,774
Total Electric		7,797,316

Gas - 18.9%
Sempra Energy	2,657	262,883
NiSource, Inc.	4,291	195,626
CenterPoint Energy, Inc.	8,164	155,361
UGI Corp.	3,851	132,667
AGL Resources, Inc.	2,709	126,131
Atmos Energy Corp.	2,392	122,662
National Fuel Gas Co.	2,017	118,781
Questar Corp.	4,880	102,041
National Grid plc ADR[1]	1,500	96,855
Vectren Corp.	2,468	94,969
WGL Holdings, Inc.	1,633	88,656
Piedmont Natural Gas Company, Inc.	2,481	87,604
Southwest Gas Corp.	1,586	84,391
New Jersey Resources Corp.	3,046	83,917
Laclede Group, Inc.	1,556	81,005
ONE Gas, Inc.	1,901	80,907
South Jersey Industries, Inc.	2,890	71,470
Total Gas		1,985,926

Water - 4.1%
American Water Works Company, Inc.	3,311	161,014
Aqua America, Inc.	4,597	112,581
Cia de Saneamento Basico do Estado de Sao Paulo ADR	17,761	92,002
American States Water Co.	1,760	65,806
Total Water		431,403

Energy-Alternate Sources - 1.8%
TerraForm Power, Inc. — Class A	3,000	113,940
Pattern Energy Group, Inc.	2,671	75,803
Total Energy-Alternate Sources		189,743

Pipelines - 0.0%
Kinder Morgan, Inc.	1	38

Total Common Stocks
(Cost $5,961,683)		10,404,426

	Face Amount

REPURCHASE AGREEMENT††,2 - 0.5%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$57,020	57,020
Total Repurchase Agreement
(Cost $57,020)		57,020

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 111

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
UTILITIES FUND

	Face Amount	Value

SECURITIES LENDING COLLATERAL††,3 - 1.5%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	$127,209	$127,209
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	20,353	20,353
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	8,269	8,269
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	3,180	3,180
Total Securities Lending Collateral
(Cost $159,011)		159,011

Total Investments - 101.1%
(Cost $6,177,714)		$10,620,457
Other Assets & Liabilities, net - (1.1)%		(111,089)
Total Net Assets - 100.0%		$10,509,368

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 6.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015
Assets:
Investments, at value - including $157,063 of securities loaned (cost $5,961,683)	$10,404,426
Repurchase agreements, at value (cost $216,031)	216,031
Total investments (cost $6,177,714)	10,620,457
Cash	33,766
Segregated cash with broker	4,564
Receivables:
Dividends	33,291
Fund shares sold	24,498
Securities lending income	80
Foreign taxes reclaim	53
Total assets	10,716,709

Liabilities:
Payable for:
Return of securities loaned	163,575
Management fees	8,224
Fund shares redeemed	7,624
Transfer agent and administrative fees	2,419
Investor service fees	2,419
Portfolio accounting fees	967
Miscellaneous	22,113
Total liabilities	207,341
Commitments and contingent liabilities (Note 10)	—
Net assets	$10,509,368

Net assets consist of:
Paid in capital	$6,890,127
Undistributed net investment income	523,072
Accumulated net realized loss on investments	(1,346,574)
Net unrealized appreciation on investments	4,442,743
Net assets	$10,509,368
Capital shares outstanding	463,077
Net asset value per share	$22.69

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2015
Investment Income:
Dividends (net of foreign withholding tax of $1,430)	$288,705
Income from securities lending, net	187
Interest	11
Total investment income	288,903

Expenses:
Management fees	77,601
Transfer agent and administrative fees	22,824
Investor service fees	22,824
Portfolio accounting fees	9,129
Professional fees	12,839
Custodian fees	1,038
Trustees’ fees*	647
Line of credit fees	62
Miscellaneous	(1,097)
Total expenses	145,867
Net investment income	143,036

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	643,921
Net realized gain	643,921
Net change in unrealized appreciation (depreciation) on:
Investments	(2,721,186)
Net change in unrealized appreciation (depreciation)	(2,721,186)
Net realized and unrealized loss	(2,077,265)
Net decrease in net assets resulting from operations	$(1,934,229)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 113

UTILITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$143,036	$381,974
Net realized gain on investments	643,921	43,703
Net change in unrealized appreciation (depreciation) on investments	(2,721,186)	2,840,447
Net increase (decrease) in net assets resulting from operations	(1,934,229)	3,266,124

Distributions to shareholders from:
Net investment income	—	(307,432)
Total distributions to shareholders	—	(307,432)

Capital share transactions:
Proceeds from sale of shares	30,931,817	76,067,305
Distributions reinvested	—	307,432
Cost of shares redeemed	(46,903,638)	(61,200,379)
Net increase (decrease) from capital share transactions	(15,971,821)	15,174,358
Net increase (decrease) in net assets	(17,906,050)	18,133,050

Net assets:
Beginning of period	28,415,418	10,282,368
End of period	$10,509,368	$28,415,418
Undistributed net investment income at end of period	$523,072	$380,036

Capital share activity:
Shares sold	1,245,011	3,229,430
Shares issued from reinvestment of distributions	—	12,362
Shares redeemed	(1,902,953)	(2,612,928)
Net increase (decrease) in shares	(657,942)	628,864

114 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2015[a]	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$25.35	$20.89	$19.13	$19.50	$17.04	$16.41
Income (loss) from investment operations:
Net investment income (loss)[b]	.19	.48	.43	.42	.43	.41
Net gain (loss) on investments (realized and unrealized)	(2.85)	4.30	2.18	(.22)	2.33	.72
Total from investment operations	(2.66)	4.78	2.61	.20	2.76	1.13
Less distributions from:
Net investment income	—	(.32)	(.85)	(.57)	(.30)	(.50)
Total distributions	—	(.32)	(.85)	(.57)	(.30)	(.50)
Net asset value, end of period	$22.69	$25.35	$20.89	$19.13	$19.50	$17.04

Total Return[c]	(10.49%)	22.89%	13.63%	1.12%	16.29%	6.88%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,509	$28,415	$10,282	$15,674	$31,659	$15,421
Ratios to average net assets:
Net investment income (loss)	1.57%	2.07%	2.05%	2.16%	2.36%	2.48%
Total expenses	1.60%	1.66%	1.64%	1.67%	1.69%	1.66%
Portfolio turnover rate	119%	247%	464%	302%	369%	561%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 115

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts. At June 30, 2015, the Trust consisted of fifty-two funds.

This report covers the Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund (the “Funds”).

The Funds invest in a specific industry sector. To the extent that investments are concentrated in a single sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting such sector.

The Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in their sector.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

116 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

Repurchase agreements are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Normally, all such distributions of a fund will automatically be reinvested without charge in additional shares of the same fund. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

E. Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

2. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at their annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Banking Fund	0.85%
Basic Materials Fund	0.85%
Biotechnology Fund	0.85%
Consumer Products Fund	0.85%
Electronics Fund	0.85%
Energy Fund	0.85%
Energy Services Fund	0.85%
Financial Services Fund	0.85%
Health Care Fund	0.85%
Internet Fund	0.85%
Leisure Fund	0.85%
Precious Metals Fund	0.75%
Real Estate Fund	0.85%
Retailing Fund	0.85%
Technology Fund	0.85%
Telecommunications Fund	0.85%
Transportation Fund	0.85%
Utilities Fund	0.85%

RFS provides transfer agent and administrative services to the Funds for fees calculated at the annualized rate of 0.25% based on the average daily net assets of each Fund.

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of Net Assets)
On the first $250 million1	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted an Investor Services Plan for which GFD and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

3. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At June 30, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Banking Fund	$12,074,342	$1,012,984	$(84,517)	$928,467
Basic Materials Fund	7,276,315	1,859,188	(253,455)	1,605,733
Biotechnology Fund	42,115,246	22,183,905	(904,024)	21,279,881
Consumer Products Fund	14,621,455	5,892,769	(160,018)	5,732,751
Electronics Fund	10,226,052	1,603,519	(446,371)	1,157,148
Energy Fund	24,447,414	3,856,138	(1,841,914)	2,014,224
Energy Services Fund	18,326,713	477,882	(925,313)	(447,431)
Financial Services Fund	12,396,321	1,706,232	(213,513)	1,492,719
Health Care Fund	43,945,112	17,960,045	(511,471)	17,448,574
Internet Fund	6,525,782	2,272,880	(134,739)	2,138,141
Leisure Fund	8,092,131	2,855,654	(75,309)	2,780,345
Precious Metals Fund	25,758,352	—	(6,553,829)	(6,553,829)
Real Estate Fund	10,496,593	2,347,666	(215,404)	2,132,262
Retailing Fund	13,217,692	2,883,551	(289,091)	2,594,460
Technology Fund	12,574,202	5,567,289	(353,787)	5,213,502
Telecommunications Fund	1,807,643	407,216	(39,884)	367,332
Transportation Fund	6,665,511	4,686,826	(68,276)	4,618,550
Utilities Fund	7,848,647	2,825,633	(53,823)	2,771,810

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table summarizes the inputs used to value the Funds’ investments at June 30, 2015:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Banking Fund	$12,925,041	$77,768	$—	$13,002,809
Basic Materials Fund	8,491,231	390,817	—	8,882,048
Biotechnology Fund	56,990,785	6,402,894	1,448	63,395,127
Consumer Products Fund	19,824,400	528,146	1,660	20,354,206
Electronics Fund	10,759,167	624,033	—	11,383,200
Energy Fund	25,067,483	1,394,155	—	26,461,638
Energy Services Fund	15,998,496	1,880,786	—	17,879,282
Financial Services Fund	13,771,308	117,732	—	13,889,040
Health Care Fund	58,447,446	2,946,240	—	61,393,686
Internet Fund	8,589,554	74,369	—	8,663,923
Leisure Fund	10,571,168	301,308	—	10,872,476
Precious Metals Fund	17,474,045	1,730,478	—	19,204,523
Real Estate Fund	12,495,570	133,285	—	12,628,855
Retailing Fund	15,311,222	500,930	—	15,812,152
Technology Fund	17,446,628	341,076	—	17,787,704
Telecommunications Fund	2,151,510	21,036	2,429	2,174,975
Transportation Fund	10,998,831	285,230	—	11,284,061
Utilities Fund	10,404,426	216,031	—	10,620,457

For the period ended June 30, 2015, there were no transfers between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2015, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.04%			0.00%
Due 07/01/15	$5,991,812	$5,991,819	11/15/28	$8,942,500	$6,111,339
			U.S. Treasury Note
			3.00%
			02/28/17	300	315

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

6. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2015, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
Banking Fund	$78,960	$80,000
Basic Materials Fund	318,563	339,775
Biotechnology Fund	6,195,440	6,143,443	*
Consumer Products Fund	461,403	472,775
Electronics Fund	552,626	558,500
Energy Fund	1,339,584	1,374,648
Energy Services Fund	1,770,564	1,822,672
Financial Services Fund	15,300	15,750
Health Care Fund	2,827,888	2,865,827
Internet Fund	59,825	60,818
Leisure Fund	217,737	218,495
Precious Metals Fund	1,443,869	1,522,150
Real Estate Fund	103,792	107,400
Retailing Fund	439,879	444,250
Technology Fund	292,516	296,803
Telecommunications Fund	10,329	10,538
Transportation Fund	214,608	214,000	*
Utilities Fund	157,063	163,575

*	Subsequent to June 30, 2015, additional collateral was received.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Cash collateral received was invested in the following joint repurchase agreements at June 30, 2015:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Federal Home Loan Bank
0.09%			0.88% - 2.88%
Due 07/01/15	$12,996,114	$12,996,146	06/09/17 - 03/14/25	$4,699,395	$4,699,724
			Federal Farm Credit Bank
			2.40%
			06/17/22	2,250,602	2,270,490
			Freddie Mac Notes/Bonds
			1.00% - 6.75%
			08/07/17 - 07/15/32	2,244,169	2,588,437
			Fannie Mae Interest Strips
			0.00%
			07/15/15 - 07/15/27	1,730,433	1,554,384
			U.S. Treasury Note
			2.13%
			06/30/22	1,422,241	1,428,238
			Freddie Mac Coupon Strips
			0.00%
			07/15/19 - 09/15/30	932,016	714,839

BNP Paribas Securities Corp.			U.S. Treasury Notes
0.09%			1.13% - 3.25%
Due 07/01/15	2,079,378	2,079,383	05/31/16 - 06/15/18	1,847,638	1,893,043
			U.S. TIP Bond
			0.13%
			04/15/20	223,904	227,922
			U.S. Treasury Floating Rate Note
			0.09%
			07/31/16	6	6

Barclays Capital, Inc.			U.S. Treasury Note
0.11%			2.00%
Due 07/01/15	844,747	844,750	08/31/21	853,052	861,641
			U.S. Treasury Principal Strip
			0.00%
			02/15/26	6	5

Merrill Lynch, Pierce, Fenner & Smith, Inc.			U.S. Treasury Note
0.11%			1.38%
Due 07/01/15	324,903	324,904	01/31/20	332,057	331,407

There is also $466,274 in segregated cash held as collateral.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

7. Securities Transactions

For the period ended June 30, 2015, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Banking Fund	$17,526,651	$8,871,574
Basic Materials Fund	12,468,050	12,653,644
Biotechnology Fund	45,595,785	35,333,993
Consumer Products Fund	24,114,824	30,639,576
Electronics Fund	17,382,222	13,898,781
Energy Fund	15,850,028	15,697,670
Energy Services Fund	15,136,804	13,806,774
Financial Services Fund	19,494,477	19,059,172
Health Care Fund	45,599,389	36,656,244
Internet Fund	18,417,004	16,610,101
Leisure Fund	18,266,894	16,259,313
Precious Metals Fund	15,861,719	14,352,213
Real Estate Fund	30,174,399	44,820,694
Retailing Fund	20,052,717	12,596,728
Technology Fund	10,527,528	11,455,478
Telecommunications Fund	4,082,334	4,268,560
Transportation Fund	6,972,887	17,470,242
Utilities Fund	22,803,588	38,621,659

8. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 12, 2016. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended June 30, 2015. On June 30, 2015, the Banking Fund borrowed $26,000 under this agreement. The Funds did not have any other borrowings under this agreement at June 30, 2015.

The average daily balances borrowed for the period ended June 30, 2015, were as follows:

Fund	Average Daily Balance
Banking Fund	$8,709
Basic Materials Fund	377
Biotechnology Fund	89,079
Consumer Products Fund	5,243
Electronics Fund	1,793
Energy Fund	3,186
Energy Services Fund	609
Financial Services Fund	5,609
Health Care Fund	15,637
Internet Fund	138
Precious Metals Fund	4,317
Real Estate Fund	12,339
Retailing Fund	2,850
Technology Fund	2,632
Telecommunications Fund	2,827
Transportation Fund	4,287
Utilities Fund	9,079

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

9. Reverse Share Splits

Effective January 24, 2014, a reverse share split occurred for the following funds:

Fund	Split Type
Precious Metals Fund	One-for-Five Reverse Split
Technology Fund	One-for-Five Reverse Split
Telecommunications Fund	One-for-Five Reverse Split

The effect of these transactions was to divide the number of outstanding shares of the Funds by the respective split ratio, resulting in a corresponding increase in the net asset value per share. The share transactions presented in the statements of changes in net assets and the per share data in the fi nancial highlights for each of the periods presented prior to the effective date have been restated to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

10. Legal Proceedings

Tribune Company

Rydex Variable Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Variable Trust of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Variable Trust, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Variable Trust has been named as a defendant in one of the SLCFC actions: Deutsche Bank Trust Co. Americas v. McGurn, No. 11-1510 (S.D.N.Y.). In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. The SLCFC appeals have been fully briefed, and oral argument in front of the U.S. Court of Appeals for the Second Circuit occurred on November 5, 2014. The Court has not yet issued a decision on the appeals.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

None of these lawsuits alleges any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500 2x Strategy Fund, Multi-Cap Core Equity Fund, S&P 500 Pure Value Fund, Hedged Equity Fund and Multi-Hedge Strategies Fund (the

124 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

“Funds”). The value of the proceeds received by the foregoing Funds was $12,580, $2,380, $1,360, $148,376, $2,720, and $119,034, respectively. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Variable Trust was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust action”).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

On April 7, 2014, the plaintiff filed a Third Amended Complaint. In the related action entitled Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust action”), the plaintiff also filed a Second Amended Complaint that alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer. A third related action against the former Lyondell shareholders, Weisfelner, as Trustee of the LB Creditor Trust v. Reichman, Adversary Proceeding No. 12-1570 (Bankr. S.D.N.Y.) (the “Reichman action”), is pending as well.

On May 8, 2014, the plaintiff in the Litigation Trust action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Court held oral argument on the motions to dismiss and on the motion for class certification on January 14 and January 15, 2015. The Court has not yet issued decisions on these motions. Discovery has commenced in these lawsuits.

These lawsuits do not allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,235,952; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $523,200; Multi-Cap Core Equity Fund - $5,760; Hedged Equity Fund - $480; and Multi-Hedge Strategies Fund - $112,848. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

11. New Accounting Pronouncement

In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2014-11, Transfers and Servicing, which addresses concerns about current accounting and disclosures for repurchase agreements and similar transactions. The new disclosure is effective for Funds whose annual periods begin on or after December 31, 2014 and for interim periods beginning on or after March 31, 2015. Management is evaluating the impact of this update on its current disclosures.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Investment Advisory Agreement

The Board of Trustees (the “Board”) of the Rydex Variable Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), at an in-person meeting held on May 18, 2015, called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (the “Adviser”) applicable to each series of the Trust (each, a “Fund” and collectively, the “Funds”), unanimously approved the continuation of both the Investment Advisory Agreement for an additional one-year period, based on the Board’s review of qualitative and quantitative information provided by the Adviser. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreement at an in-person meeting held on April 28, 2015 (together, with the May 18 meeting, the “Meetings”).

In reaching the conclusion to approve the Trust’s Investment Advisory Agreement, the Independent Trustees requested and obtained from the Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Independent Trustees carefully evaluated this information and were advised with respect to their deliberations by independent legal counsel, who attended both Meetings. In addition, the Board also received a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of Investment Advisory Agreement, and the Independent Trustees participated in question and answer sessions with representatives of the Adviser.

In considering the approval of the Investment Advisory Agreement, the Board determined that the agreement would enable shareholders of the Funds to continue to obtain high quality services at a cost that was appropriate, reasonable, and in the best interests of their shareholders. The Board, including the Independent Trustees, unanimously approved the Investment Advisory Agreement. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser that the Board had received relating to the Investment Advisory Agreement at the Meetings. The Board noted that, at the Meetings, they had obtained and reviewed a wide variety of information, including FUSE reports (described below) that provide comparative information regarding each Fund’s fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds.

As a part of their consideration of the approval of the Investment Advisory Agreement at the Meetings, the Board, including the Independent Trustees, had evaluated a number of considerations, including among others: (a) the nature, extent and quality of the Adviser’s investment advisory and other services; (b) the Adviser’s investment management personnel; (c) the Adviser’s operations and financial condition; (d) the Adviser’s brokerage practices (including any soft dollar arrangements) and the variety and complexity of its investment strategies; (e) a comparison of the Funds’ advisory fees to the fees charged to comparable funds or accounts, paying special attention to economies of scale and the absence of breakpoints in these fees and the Adviser’s rationale for not including breakpoints; (f) each Fund’s overall fees and operating expenses compared with those of peer funds; (g) the Adviser’s profitability from its Fund-related operations; (h) the Adviser’s compliance systems; (i) the Adviser’s policies and compliance procedures; (j) the Adviser’s

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OTHER INFORMATION (Unaudited)(concluded)

reputation, expertise and resources in the financial markets; and (k) Fund performance compared with that of peer funds and/or appropriate benchmarks. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations at the Meeting, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Investment Advisory Agreement were fair and reasonable; (b) concluded that the Adviser’s fees were reasonable in light of the services that they provide to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

●

Nature, Extent and Quality of Services Provided by the Adviser. At the Meetings, the Board evaluated, among other things, the Adviser’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of its investment strategies, brokerage practices, and the adequacy of its compliance systems. The Board reviewed the scope of services to be provided by the Adviser under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Adviser for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Adviser’s representations to the Board that the Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

●

Fund Expenses and Performance of the Funds and the Adviser. At the Meetings, the Board reviewed statistical information provided by the Adviser regarding the expense ratio components and performance of each Fund. The Adviser engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board compare the Funds’ fees, expenses and total return performance with those of a peer group and peer universe of Funds selected by FUSE. Each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry) determined by FUSE to comprise a Fund’s applicable peer group. The Board also considered the Adviser’s representation that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one-, three-, and five-year performance for each Fund compared to its peers.

●

Costs of Services Provided to the Funds and Profits Realized by the Adviser and its Affiliates. At the Meetings, the Board reviewed information about the profitability of the Funds to the Adviser based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser, and reviewed reports prepared by FUSE comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed information regarding the direct revenue received by the Adviser and ancillary revenue received by the Adviser and/or its affiliates in connection with the services provided to the Funds by the Adviser and/or its affiliates. The Board also discussed the Adviser’s profit margin, including the methodology used, as reflected in the profitability in the Adviser’s profitability analysis.

●

Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board considered the absence of breakpoints in the Adviser’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that the Funds have not yet achieved sufficient asset levels to realize significant economies of scale.

●

Other Benefits to the Adviser and/or its Affiliates. In addition to evaluating the services provided by the Adviser, the Board considered the nature, extent, quality and cost of certain administrative, distribution, and shareholder services performed by the Adviser’s affiliates under separate agreements and the Trust’s Investor Services Plan.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement for the Funds were reasonable, and that approval of the Investment Advisory Agreement was in the best interests of the Funds.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	221

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Corey A. Colehour (1945)	Trustee and Member of the Audit, Governance, Nominating, and Investment and Performance Committees from 1998 to present.	Retired.	133	None.
J. Kenneth Dalton (1941)	Trustee, Member and Chairman of the Audit Committee, and Member of the Governance and Nominating Committees from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	133	Epiphany Funds (4) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board of Trustees from 2014 to present; Trustee from 1998 to present and Chairman of the Board from 2006 to 2014; Member and Chairman of the Audit Committee from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	133	None.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - concluded
Werner E. Keller (1940)	Chairman of the Board from 2014 to present; Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	133	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	133	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee, Member of the Audit Committee, and Chairman and Member of the Governance and Nominating Committees from 1998 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	133	None.

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).

Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Paul J. Davio (1972)	Assistant Treasurer (2014-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2006-present).

Former: Manager, Mutual Fund Administration, Guggenheim Investments (2003-2006).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

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GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 131

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

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Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(2)            Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)            A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Variable Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	September 09, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	September 09, 2015

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President and Treasurer

Date	September 09, 2015

* Print the name and title of each signing officer under his or her signature.